UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2008

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2008 enclosed.

Schwab Active Equity Funds

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

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Schwab Active Equity Funds

Annual Report
October 31, 2008

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

The power of Schwab Equity Ratings®.
The convenience and diversification of mutual funds.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab Premier Equity Fund®

Investor Shares (Ticker Symbol: SWPNX)	-38.37%
Select Shares® (Ticker Symbol: SWPSX)	-38.32%
Benchmark: S&P 500® Index	-36.10%
Fund Category: Morningstar Large-Cap Blend	-37.22%

Performance Details	pages 6-7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	-33.71%

Benchmark: S&P 500® Index	-36.10%
Fund Category: Morningstar Large-Cap Blend	-37.22%

Performance Details	pages 8-9

Schwab Dividend Equity Fundtm

Investor Shares (Ticker Symbol: SWDIX)	-30.30%
Select Shares® (Ticker Symbol: SWDSX)	-30.23%
Benchmark: S&P 500® Index	-36.10%
Fund Category: Morningstar Large-Cap Value	-37.31%

Performance Details	pages 10-11

Schwab Large-Cap Growth Fundtm

Investor Shares (Ticker Symbol: SWLNX)	-35.45%
Select Shares® (Ticker Symbol: SWLSX)	-35.36%
Benchmark: Russell 1000 Growth Index	-36.95%
Fund Category: Morningstar Large-Cap Growth	-38.96%

Performance Details	pages 12-13

Schwab Small-Cap Equity Fundtm

Investor Shares (Ticker Symbol: SWSIX)	-38.25%
Select Shares® (Ticker Symbol: SWSCX)	-38.16%
Benchmark: S&P Small-Cap 600 Index	-32.44%
Fund Category: Morningstar Small-Cap Blend	-37.24%

Performance Details	pages 14-15

Schwab Hedged Equity Fundtm

Investor Shares (Ticker Symbol: SWHIX)	-22.80%
Select Shares® (Ticker Symbol: SWHEX)	-22.66%
Benchmark: S&P 500® Index	-36.10%
Fund Category: Morningstar Long-Short	-14.31%

Performance Details	pages 16-17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	-42.12%

Benchmark: S&P 1500 SuperComposite Financials Sector Index	-49.94%
Fund Category: Morningstar Financial Services	-43.97%

Performance Details	pages 18-19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)	-25.87%

Benchmark: S&P 1500 SuperComposite Health Care Sector Index	-24.48%
Fund Category: Morningstar Health Care	-25.35%

Performance Details	pages 20-21

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Active Equity Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Active Equity Funds 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab Active Equity Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis at other investment firms.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

The Schwab Premier Equity Fund Investor Shares returned -38.37% during the period, underperforming the benchmark S&P 500 Index, which returned -36.10%. In general, major indexes and averages experienced heightened volatility and price declines throughout the period as turmoil in the financial sector and a lack of confidence in the broader economy contributed to investor pessimism and a flight to the safety of government backed assets. When looking at sectors represented in the fund, Utilities, Materials, and Telecommunications Services experienced the largest declines, followed by Consumer Discretionary and Financials. Stock selection in the Financials sector benefitted the fund; however, the results of stock selection were negative overall. Better performing securities in the fund included General Mills Inc. and United States Steel Co. In addition, avoiding Citigroup Inc. and American International Group, also benefitted the fund. Detracting from performance were Hartford Financial Services Group and Cigna Corp., among others.

As of 10/31/08:

 Statistics

Number of Holdings	103
Weighted Average
Market Cap

($ x 1,000,000)	$35,581

Price/Earnings Ratio (P/E)	24.0

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate	92%

 Sector Weightings % of Investments

Information Technology	17.7%

Health Care	15.9%

Financials	13.5%

Industrials	13.1%

Energy	12.1%

Consumer Staples	10.8%

Consumer Discretionary	7.9%

Materials	2.0%

Utilities	1.6%

Telecommunication Services	1.4%

Other	4.0%

Total	100.0%

 Top Holdings % Net Assets1

JPMorgan Chase & Co.	1.5%

Raytheon Co.	1.5%

Devon Energy Corp.	1.4%

Hewlett-Packard Co.	1.4%

Exxon Mobil Corp.	1.4%

Wal-Mart Stores, Inc.	1.4%

Church & Dwight Co., Inc.	1.4%

BMC Software, Inc.	1.4%

The Procter & Gamble Co.	1.4%

Omnicare, Inc.	1.4%

Total	14.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

 Schwab Premier Equity Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	3 Years	Since Inception

Investor Shares (3/21/05)	-38.37%	-6.84%	-3.93%
Select Shares (3/21/05)	-38.32%	-6.72%	-3.80%
Benchmark: S&P 500® Index	-36.10%	-5.21%	-3.68%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-6.10%	-4.22%

Fund Expense Ratios3: Investor Shares: 1.16% / Select Shares: 1.00%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 7

Schwab Core Equity Fundtm

The Schwab Core Equity Fund returned -33.71% for the period, outperforming the benchmark S&P 500 Index, which returned -36.10%. In general, major indexes and averages experienced heightened volatility and price declines throughout the period as turmoil in the financial sector and a lack of confidence in the broader economy contributed to investor pessimism and a flight to the safety of government backed assets. On a sector specific level, Telecommunications Services, Materials and Financials were the most negative in the fund, where returns were down more than 41% on average. The fund, like the benchmark, was more weighted toward Information Technology and Financials, when compared to other sectors. Stock selection was the primary factor accounting for outperformance relative to the benchmark. Good selection in Information Technology and Financials led performance contributors. Better performing securities in the fund included Electronic Data Systems Inc. and General Mills Inc. Securities detracting from performance included Boeing Co. and MetLife Inc.

As of 10/31/08:

 Statistics

Number of Holdings	118
Weighted Average
Market Cap

($ x 1,000,000)	$73,234

Price/Earnings Ratio (P/E)	11.8

Price/Book Ratio (P/B)	1.8

Portfolio Turnover	35%

 Sector Weightings % of Investments

Information Technology	17.7%

Health Care	16.7%

Financials	14.7%

Energy	12.1%

Industrials	12.0%

Consumer Staples	10.2%

Consumer Discretionary	6.4%

Materials	3.7%

Telecommunication Services	1.7%

Utilities	1.4%

Other	3.4%

Total	100.0%

 Top Holdings % Net Assets1

Exxon Mobil Corp.	4.6%
International Business Machines

Corp.	4.5%

Hewlett-Packard Co.	4.3%

Raytheon Co.	4.2%

JPMorgan Chase & Co.	4.1%

Lockheed Martin Corp.	3.9%

Pfizer, Inc.	3.7%

The Procter & Gamble Co.	2.6%

Chevron Corp.	2.3%

Baxter International, Inc.	2.1%

Total	36.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

 Schwab Core Equity Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	-33.71%	2.30%	2.00%
Benchmark: S&P 500®Index	-36.10%	0.26%	0.40%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Fund Expense Ratios3: Net 0.75%; Gross 0.78%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fundtm

The Schwab Dividend Equity Fund Investor Shares returned -30.30% for the period, outperforming the benchmark S&P 500 Index, which returned -36.10%. In general, major indexes and averages experienced heightened volatility and price declines throughout the period as turmoil in the financial sector and a lack of confidence in the broader economy contributed to investor pessimism and a flight to the safety of government backed assets. The fund’s outperformance relative to the benchmark was primarily the result of being weighted toward dividend paying stocks. In general, dividend paying companies were seen as more resilient to weathering the current economic crisis and outperformed their non dividend counterparts by about 9% on average. On a sector specific level, Materials, Financials, and Industrials were the most negative in the fund, with returns in each sector down more than 34% on average. Relative to the benchmark, good stock selection in Financials and Information Technology were among the primary factors contributing to outperformance. Better performing securities in the fund included General Mills Inc. and Electronic Data Systems. In addition, avoiding names such as General Electric Co. and American International Group helped the fund. Detracting from performance were Bank of America Corp. and Microsoft Corp., among others.

As of 10/31/08:

 Statistics

Number of Holdings	111
Weighted Average
Market Cap

($ x 1,000,000)	$56,703

Price/Earnings Ratio (P/E)	12.4

Price/Book Ratio (P/B)	1.7

Portfolio Turnover	22%

 Sector Weightings % of Investments

Financials	15.8%

Health Care	13.2%

Consumer Staples	12.7%

Information Technology	12.2%

Industrials	12.1%

Energy	11.5%

Utilities	8.9%

Consumer Discretionary	6.4%

Telecommunication Services	3.6%

Materials	2.3%

Other	1.3%

Total	100.0%

 Top Holdings % Net Assets1

JPMorgan Chase & Co.	2.6%

Bank of New York Mellon Corp.	2.3%

Chevron Corp.	2.3%

General Mills, Inc.	2.0%

Raytheon Co.	2.0%

Microsoft Corp.	2.0%

Exxon Mobil Corp.	2.0%

Johnson & Johnson	1.9%

Abbott Laboratories	1.9%

Occidental Petroleum Corp.	1.9%

Total	20.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

 Schwab Dividend Equity Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (9/2/03)	-30.30%	3.29%	4.35%
Select Shares (9/2/03)	-30.23%	3.42%	4.47%
Benchmark: S&P 500®Index	-36.10%	0.26%	1.12%
Fund Category: Morningstar Large-Cap Value	-37.31%	0.60%	1.52%

Fund Expense Ratios3: Investor Shares: 1.04% / Select Shares: 0.89%

 Style Assessment4

 Yields1

SEC Yield
Investor Shares	2.93%
Select Shares	3.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fundtm

The Schwab Large-Cap Growth Fund Investor Shares returned -35.45% during the period, slightly outperforming the benchmark Russell 1000 Growth Index, which returned -36.95%. In general, major indexes and averages experienced heightened volatility and price declines throughout the period as turmoil in the financial sector and a lack of confidence in the broader economy contributed to investor pessimism and a flight to the safety of government backed assets. On a sector specific level, Materials, Energy, and Financials had the most negative returns in the fund, where returns in each sector were down more than 40% on average. Stock selection, particularly in Information Technology, contributed to the slight outperformance relative to the benchmark. Better performing securities in the fund included General Mills Inc. and Millennium Pharmaceuticals Inc. In addition, avoiding Schlumberger Ltd. and Dell Inc. helped the fund. Detracting from performance were Merck & Co. Inc. and Boeing Co., among others.

As of 10/31/08:

 Statistics

Number of Holdings	150
Weighted Average
Market Cap

($ x 1,000,000)	$67,482

Price/Earnings Ratio (P/E)	13.4

Price/Book Ratio (P/B)	2.7

Portfolio Turnover	49%

 Sector Weightings % of Investments

Information Technology	30.4%

Health Care	17.7%

Consumer Staples	12.1%

Industrials	10.1%

Consumer Discretionary	8.8%

Energy	8.6%

Financials	4.4%

Materials	3.9%

Telecommunication Services	0.5%

Utilities	0.1%

Other	3.4%

Total	100.0%

 Top Holdings % Net Assets1

International Business Machines

Corp.	4.7%

Baxter International, Inc.	4.6%

Hewlett-Packard Co.	4.4%

Exxon Mobil Corp.	3.9%

Lockheed Martin Corp.	3.9%

Microsoft Corp.	3.2%

Accenture Ltd., Class A	3.2%

General Mills, Inc.	2.9%

The Procter & Gamble Co.	2.6%

McDonald’s Corp.	2.6%

Total	36.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

 Schwab Large-Cap Growth Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	3 Years	Since Inception

Investor Shares (10/3/05)	-35.45%	-5.38%	-6.07%
Select Shares (10/3/05)	-35.36%	-5.22%	-5.92%
Benchmark: Russell 1000 Growth Index	-36.95%	-5.90%	-6.04%
Fund Category: Morningstar Large-Cap Growth	-38.96%	-6.70%	-6.92%

Fund Expense Ratios3: Investor Shares: 1.18% / Select Shares: Net 0.99%; Gross 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fundtm

The Schwab Small-Cap Equity Fund Investor Shares returned -38.25% during the period, underperforming the benchmark S&P 600 Index, which returned -32.44%. In general, major indexes and averages experienced heightened volatility and price declines throughout the period as turmoil in the financial sector and a lack of confidence in the broader economy contributed to investor pessimism and a flight to the safety of government backed assets. On a sector specific level, Materials, Consumer Discretionary, and Information Technology were the most negative in the fund, where returns were down more than 40% on the average. Stock selection was among the primary factors accounting for underperformance relative to the benchmark, led by selection in the Materials and Industrials sectors. Securities detracting from performance included Crane Co. and Rockwood Holdings Inc. Better performing securities included Stone Energy Corp. and Massey Energy Corp.

As of 10/31/08:

 Statistics

Number of Holdings	222
Weighted Average
Market Cap

($ x 1,000,000)	$1,415

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	1.3

Portfolio Turnover	50%

 Sector Weightings % of Investments

Information Technology	18.8%

Financials	18.3%

Industrials	16.9%

Health Care	14.4%

Consumer Discretionary	12.3%

Energy	5.4%

Consumer Staples	4.3%

Materials	3.9%

Utilities	2.5%

Telecommunication Services	1.6%

Other	1.6%

Total	100.0%

 Top Holdings % Net Assets1

Magellan Health Services, Inc.	2.8%

Acuity Brands, Inc.	2.4%

SVB Financial Group	2.1%

Sybase, Inc.	2.0%

BJ’s Wholesale Club, Inc.	2.0%

National Fuel Gas Co.	1.9%

Commerce Bancshares, Inc.	1.8%

Hewitt Associates, Inc., Class A	1.8%

EMCOR Group, Inc.	1.7%

Platinum Underwriters Holdings, Ltd.	1.7%

Total	20.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

 Schwab Small-Cap Equity Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (7/1/03)	-38.25%	1.99%	5.08%
Select Shares (7/1/03)	-38.16%	2.17%	5.26%
Benchmark: S&P Small-Cap 600 Index	-32.44%	3.34%	6.07%
Fund Category: Morningstar Small-Cap Blend	-37.24%	1.07%	3.95%

Fund Expense Ratios3: Investor Shares: 1.24% / Select Shares: 1.09%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fundtm

The Schwab Hedged Equity Fund Investor Shares returned -22.80% for the period, outperforming the benchmark S&P 500 Index, which returned -36.10%. Many of the fund’s short positions declined in value, contributing to outperformance versus the benchmark. The fund was able to take advantage of heightened market volatility and price declines across a wide range of industry groups following a general lack of confidence in the economy. For example, when looking at S&P 500 sectors, Financials, Information Technology, and Materials were among those that experienced declines over 40% on average. In terms of stock selection, performance drivers on the short side included RTI International Metals Inc. and Texas Industrials Inc. On the long side, stock selection detracted slightly from performance relative to the benchmark. Primary detractors were Reliant Resources Inc. and Prudential Financial Inc. Avoiding significant decliners General Electric Co. and American International Group helped the fund.

As of 10/31/08:

 Statistics

Number of Holdings

Long Holdings	120

Short Positions	119
Weighted Average
Market Cap
($ x 1,000,000)

Long Holdings	$27,027

Short Positions	$5,261
Price/Earnings Ratio (P/E)

Long Holdings	13.2

Short Positions	18.2
Price/Book Ratio (P/B)

Long Holdings	1.5

Short Positions	1.6

Portfolio Turnover Rate	138%
Portfolio Turnover Rate

excluding short sales	59%

 Top Long Holdings % of Net Assets1

Hewlett-Packard Co.	3.1%

Raytheon Co.	3.1%

BMC Software, Inc.	2.9%

Exxon Mobil Corp.	2.8%

Church & Dwight Co., Inc.	2.8%

Total	14.7%

 Top Short Holdings % of Net Assets1

Equinix, Inc.	1.6%

Aqua America, Inc.	1.4%

Staples, Inc.	1.3%

Knight Transportation, Inc.	1.2%

CLARCOR, Inc.	1.2%

Total	6.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

 Schwab Hedged Equity Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	3 Years	5 Years	Since Inception

Investor Shares (3/1/05)	-22.80%	-3.63%	n/a	-1.18%
Select Shares (9/3/02)	-22.66%	-3.46%	3.42%	5.16%
Benchmark: S&P 500® Index	-36.10%	-5.21%	0.26%	(3/1/05) -3.91%
				(9/3/02) 2.82%
Fund Category: Morningstar Long-Short	-14.31%	-0.32%	2.24%	(3/1/05) 0.36%
				(9/3/02) 3.03%

Fund Expense Ratios3: Investor Shares: 2.19% / Select Shares: Net 2.03%; Gross 2.04%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). Includes dividend expense on securities sold short. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 17

Schwab Financial Services Fundtm

The Schwab Financial Services Fund returned -42.12% during the period, outperforming the benchmark S&P 1500 SuperComposite Financials Sector Index, which returned -49.94%. Financials were rocked by a number of dramatic market events throughout the reporting period, beginning with the subprime mortgage crisis and including the takeover of Fannie Mae and Freddie Mac by the U.S. Government, as well as the bankruptcy of Lehman Brothers and the insolvency of major banks, such as Washington Mutual and Wachovia. Despite actions by the U.S. Government and other entities to contain the crisis, financial services stocks suffered markedly. Outperformance relative to the benchmark was primarily the result of stock selection. Positions in BancFirst Corp. and NBT Bancorp Inc. were among those contributing to performance. Additionally, avoiding names such as American International Group, Citigroup Inc., and Wachovia Corp. benefitted the fund. Detracting from fund performance were positions in Ameriprise Financial Inc. and Hartford Financial Services, among others.

As of 10/31/08:

 Statistics

Number of Holdings	79
Weighted Average
Market Cap

($ x 1,000,000)	$31,729

Price/Earnings Ratio (P/E)	16.4

Price/Book Ratio (P/B)	1.0

Portfolio Turnover	59%

 Industry Weightings % of Investments

Diversified Financials	42.2%

Insurance	25.8%

Banks	19.0%

Software & Services	3.7%

Real Estate	3.7%

Commerical Services & Supplies	0.7%

Media	0.6%

Other	4.3%

Total	100.0%

 Top Holdings % Net Assets1

JPMorgan Chase & Co.	6.1%

State Street Corp.	4.7%

SunTrust Banks, Inc.	4.0%

Northern Trust Corp.	3.7%

Bank of America Corp.	3.5%

Bank of New York Mellon Corp.	3.4%

Ameriprise Financial, Inc.	3.0%

The Chubb Corp.	2.9%

The Goldman Sachs Group, Inc.	2.8%

Metlife, Inc.	2.8%

Total	36.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Active Equity Funds

 Schwab Financial Services Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Financial Services Fundtm (7/3/00)*	-42.12%	-1.84%	1.69%
Benchmark: S&P 1500 SuperComposite Financials Sector Index	-49.94%	-7.09%	-1.53%
Fund Category: Morningstar Financial Services	-43.97%	-5.17%	1.73%

Fund Expense Ratio3: 0.90%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The one-year total return presented in the above table differs from the total return for the same period presented in the Financial Highlights section of the report. The total returns presented in the above table are calculated based on the NAV at which shareholder transactions were processed on 10/31/08. The total returns presented in the Financial Highlights are calculated in the same manner but also taking into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 19

Schwab Health Care Fundtm

The Schwab Health Care Fund returned -25.87% for the period, underperforming the benchmark S&P 1500 SuperComposite Health Care Sector Index, which returned -24.48%. Although Health Care is typically seen as one of the more defensive sectors in down markets, the depth and duration of current economic turmoil began to erode returns in this sector. On an industry group level, the portfolio’s stock selection in and overweight to Managed Health Care detracted from performance. Returns in Managed Health Care were down around 60% in the fund compared to 55% in the benchmark. Holding names such as Cigna Corp. and Humana Inc. weighed on performance. In Pharmaceutical & Biotechnology, the portfolio was underweight relative to the benchmark, but the results of stock selection led to returns of around -28% compared to the benchmark Pharmaceutical sector returns of -23%. During the reporting period, Merck & Co., Inc. and Schering-Plough Corp. experienced price declines as the effectiveness of the combination of their two cholesterol drugs, Vytorin and Zetia, was questioned. Despite the negative returns in Health Care, not all securities did poorly. Better performing securities in the fund included Genentech Inc. and Amgen.

As of 10/31/08:

 Statistics

Number of Holdings	88
Weighted Average
Market Cap

($ x 1,000,000)	$39,381

Price/Earnings Ratio (P/E)	18.1

Price/Book Ratio (P/B)	2.3

Portfolio Turnover	50%

 Industry Weightings % of Investments

Pharmaceuticals & Biotechnology	57.5%

Health Care Equipment & Services	38.1%

Real Estate	1.0%

Materials	0.8%

Other	2.6%

Total	100.0%

 Top Holdings % Net Assets1

Johnson & Johnson	6.2%

Baxter International, Inc.	5.7%

Amgen, Inc.	5.0%

Pfizer, Inc.	4.9%

Abbott Laboratories	4.7%

Merck & Co., Inc.	4.0%

Express Scripts, Inc.	3.3%

Becton, Dickinson & Co.	3.3%

Medtronic, Inc.	3.1%

Thermo Fisher Scientific, Inc.	2.6%

Total	42.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Active Equity Funds

 Schwab Health Care Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Health Care Fundtm (7/3/00)	-25.87%	8.67%	3.25%
Benchmark: S&P 1500 SuperComposite Health Care Sector Index	-24.48%	1.15%	-0.83%
Fund Category: Morningstar Health Care	-25.35%	2.68%	0.43%

Fund Expense Ratio3: 0.82%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 5/8/08). For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 21

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Premier Equity Fundtm
Investor Shares
Actual Return	1.18%	$1,000	$695.50	$5.03
Hypothetical 5% Return	1.18%	$1,000	$1,019.20	$5.99
Select Shares®
Actual Return	1.03%	$1,000	$696.40	$4.39
Hypothetical 5% Return	1.03%	$1,000	$1,019.96	$5.23

Schwab Core Equity Fundtm
Actual Return	0.75%	$1,000	$741.20	$3.28
Hypothetical 5% Return	0.75%	$1,000	$1,021.37	$3.81

Schwab Dividend Equity Fundtm
Investor Shares
Actual Return	1.04%	$1,000	$763.30	$4.61
Hypothetical 5% Return	1.04%	$1,000	$1,019.91	$5.28
Select Shares
Actual Return	0.94%	$1,000	$763.70	$4.17
Hypothetical 5% Return	0.94%	$1,000	$1,020.41	$4.77

Schwab Large-Cap Growth Fundtm
Investor Shares
Actual Return	1.16%	$1,000	$731.70	$5.05
Hypothetical 5% Return	1.16%	$1,000	$1,019.30	$5.89
Select Shares
Actual Return	0.99%	$1,000	$732.00	$4.31
Hypothetical 5% Return	0.99%	$1,000	$1,020.16	$5.03

Schwab Small-Cap Equity Fundtm
Investor Shares
Actual Return	1.25%	$1,000	$719.40	$5.40
Hypothetical 5% Return	1.25%	$1,000	$1,018.85	$6.34
Select Shares
Actual Return	1.10%	$1,000	$720.10	$4.76
Hypothetical 5% Return	1.10%	$1,000	$1,019.61	$5.58

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

22 Schwab Active Equity Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Hedged Equity Fundtm
Investor Shares
Actual Return	2.43%	$1,000	$839.70	$11.24
Hypothetical 5% Return	2.43%	$1,000	$1,012.92	$12.30
Select Shares
Actual Return	2.24%	$1,000	$840.60	$10.36
Hypothetical 5% Return	2.24%	$1,000	$1,013.88	$11.34

Schwab Financial Services Focus Fund
Actual Return	0.96%	$1,000	$670.90	$4.03
Hypothetical 5% Return	0.96%	$1,000	$1,020.31	$4.88

Schwab Health Care Focus Fund
Actual Return	0.83%	$1,000	$852.00	$3.86
Hypothetical 5% Return	0.83%	$1,000	$1,020.96	$4.22

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

Schwab Active Equity Funds 23

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	3/21/05[1]-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	13.98	12.50	10.70	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.03	0.01	0.02
Net realized and unrealized gains (losses)	(5.10)	1.46	1.83	0.68

Total from investment operations	(5.05)	1.49	1.84	0.70
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.04)	—
Distributions from net realized gains	(0.86)	—	—	—

Total distributions	(0.89)	(0.01)	(0.04)	—

Net asset value at end of period	8.04	13.98	12.50	10.70

Total return (%)	(38.37)	11.89	17.22	7.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.17	1.16 [3]	1.17	0.78	[4]
Gross operating expenses	1.17	1.16	1.18	1.23	[4]
Net investment income (loss)	0.35	0.18	0.01	0.52	[4]
Portfolio turnover rate	92	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	261	663	690	364

	11/1/07-	11/1/06-	11/1/05-	3/21/05[1]-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	14.01	12.51	10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.02	0.03
Net realized and unrealized gains (losses)	(5.11)	1.48	1.83	0.68

Total from investment operations	(5.05)	1.52	1.85	0.71
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.05)	—
Net realized and unrealized gains (losses)	(0.86)	—	—	—

Total distributions	(0.91)	(0.02)	(0.05)	—

Net asset value at end of period	8.05	14.01	12.51	10.71

Total return (%)	(38.32)	12.20	17.28	7.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.02	1.01	1.02	0.68	[4]
Gross operating expenses	1.02	1.01	1.03	1.08	[4]
Net investment income (loss)	0.50	0.32	0.17	0.63	[4]
Portfolio turnover rate	92	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	441	983	857	481
1 Commencement of operations.
2 Not annualized.
3 The ratio of net operating expenses would have been 1.15% if interest expenses had not been included.
4 Annualized.

24 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.3%		Common Stock	838,548	675,791
4.1%		Short-Term Investments	28,384	28,384

100.4%		Total Investments	866,932	704,175
(0	.4)%	Other Assets and Liabilities, Net		(2,539)

100.0%		Total Net Assets		701,636

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.3% of net assets

Banks 1.9%
KeyCorp	700,000	8,561
SunTrust Banks, Inc.	125,000	5,017

		13,578

Capital Goods 8.5%
AGCO Corp. *	200,000	6,304
Dover Corp.	150,000	4,765
Fluor Corp.	155,000	6,189
L-3 Communications Holdings, Inc.	112,200	9,107
Lockheed Martin Corp.	92,200	7,842
Northrop Grumman Corp.	175,000	8,206
Raytheon Co.	200,900	10,268
Tyco International Ltd.	275,000	6,952

		59,633

Commercial & Professional Supplies 2.4%
Covanta Holding Corp. *	350,000	7,546
Waste Management, Inc.	300,000	9,369

		16,915

Consumer Durables & Apparel 3.6%
NIKE, Inc., Class B	111,800	6,443
Polo Ralph Lauren Corp.	125,000	5,896
Pulte Homes, Inc.	700,000	7,798
The Warnaco Group, Inc. *	175,000	5,217

		25,354

Consumer Services 0.6%
Yum! Brands, Inc.	150,000	4,351

Diversified Financials 7.2%
Ameriprise Financial, Inc.	200,000	4,320
Bank of America Corp.	375,000	9,064
JPMorgan Chase & Co.	250,000	10,312
Northern Trust Corp.	150,000	8,447
Raymond James Financial, Inc.	300,000	6,987
State Street Corp.	160,000	6,936
The Goldman Sachs Group, Inc.	50,000	4,625

		50,691

Energy 12.1%
Chevron Corp.	125,000	9,325
ConocoPhillips	150,000	7,803
Devon Energy Corp.	125,000	10,107
ENSCO International, Inc.	150,000	5,702
Exxon Mobil Corp.	132,100	9,791
Hess Corp.	75,000	4,516
National-Oilwell Varco, Inc. *	225,000	6,725
Noble Energy	150,000	7,773
Occidental Petroleum Corp.	170,000	9,442
Oil States International, Inc. *	225,000	5,204
The Williams Cos., Inc.	250,000	5,243
W&T Offshore, Inc.	175,000	3,355

		84,986

Food & Staples Retailing 3.9%
BJ’s Wholesale Club, Inc. *	235,000	8,272
The Kroger Co.	350,000	9,611
Wal-Mart Stores, Inc.	175,000	9,767

		27,650

Food, Beverage & Tobacco 4.1%
Darling International, Inc. *	700,000	5,278
General Mills, Inc.	140,000	9,484
Sara Lee Corp.	700,000	7,826
The Pepsi Bottling Group, Inc.	275,000	6,358

		28,946

Health Care Equipment & Services 6.5%
AmerisourceBergen Corp. (a)	175,000	5,472
Baxter International, Inc.	150,000	9,074
CIGNA Corp.	301,000	4,906
Express Scripts, Inc. *	150,000	9,092
Medtronic, Inc.	175,000	7,058
Omnicare, Inc.	350,000	9,649

		45,251

Household & Personal Products 2.8%
Church & Dwight Co., Inc.	165,000	9,750
The Procter & Gamble Co.	150,000	9,681

		19,431

Insurance 4.4%
Prudential Financial, Inc.	175,000	5,250
The Chubb Corp.	172,600	8,944

See financial notes 25

 Schwab Premier Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)
The Hartford Financial Services Group, Inc.	200,000	2,064
The Travelers Cos., Inc.	225,000	9,574
Unum Provident Corp.	325,000	5,119

		30,951

Materials 2.0%
Calgon Carbon Corp. *	160,000	2,131
Chemtura Corp.	950,000	1,644
FMC Corp.	125,000	5,442
Owens-Illinois, Inc. *	225,000	5,148

		14,365

Media 1.2%
The Interpublic Group of Cos., Inc. *	900,000	4,671
Time Warner, Inc.	350,000	3,531

		8,202

Pharmaceuticals & Biotechnology 9.5%
Amgen, Inc. *	100,000	5,989
Bristol-Myers Squibb Co.	250,000	5,137
Cephalon, Inc. *	75,000	5,379
Forest Laboratories, Inc. *	344,900	8,012
Invitrogen Corp. *	200,000	5,758
Johnson & Johnson	100,000	6,134
King Pharmaceuticals, Inc. *	450,000	3,956
Pfizer, Inc.	300,000	5,313
Thermo Fisher Scientific, Inc. *	200,000	8,120
Warner Chilcott Ltd., Class A *	350,000	4,855
Watson Pharmaceuticals, Inc. *	300,000	7,851

		66,504

Retailing 2.6%
Family Dollar Stores, Inc.	150,000	4,036
Macy’s, Inc.	500,000	6,145
The Gap, Inc.	600,000	7,764

		17,945

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	300,000	6,408
Intel Corp.	550,000	8,800

		15,208

Software & Services 9.0%
Adobe Systems, Inc. *	200,000	5,328
Alliance Data Systems Corp. *	75,000	3,762
BMC Software, Inc. *	375,000	9,682
CA, Inc.	350,000	6,230
MasterCard, Inc., Class A	35,000	5,174
Sybase, Inc. *	309,000	8,229
Symantec Corp. *	600,000	7,548
Synopsys, Inc. *	500,100	9,142
Take-Two Interactive Software, Inc. *	300,000	3,558
Western Union Co.	300,000	4,578

		63,231

Technology Hardware & Equipment 6.6%
Avocent Corp. *	300,000	4,506
Hewlett-Packard Co.	263,500	10,087
International Business Machines Corp.	100,000	9,297
Jabil Circuit, Inc.	450,000	3,784
JDS Uniphase Corp. *	800,000	4,368
NCR Corp. *	450,000	8,226
QLogic Corp. *	500,000	6,010

		46,278

Telecommunication Services 1.4%
Sprint Nextel Corp.	1,200,000	3,756
Telephone & Data Systems, Inc.	225,000	6,041

		9,797

Transportation 2.2%
AMR Corp. *	870,000	8,883
Union Pacific Corp.	100,000	6,677

		15,560

Utilities 1.6%
DTE Energy Co.	125,000	4,412
Duke Energy Corp.	400,000	6,552

		10,964

Total Common Stock (Cost $838,548)		675,791

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.1% of net assets

Repurchase Agreement 3.7%
Fixed Income Clearing Corp. Fully
collateralized by Federal Home Loan Bank with a value of $ 26,404 0.03%, issued 10/31/08, due 11/03/08	25,882	25,882

U.S. Treasury Obligations 0.4%
U.S. Treasury Bills
0.25%, 12/18/08 (a)	483	483
0.51%, 12/18/08 (a)	150	150
0.87%, 12/18/08 (a)	620	619
0.03%, 12/18/08 (a)	1,000	1,000

26 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.05%, 12/18/08 (a)	250	250

		2,502

Total Short-Term Investment (Cost $28,384)		28,384

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $866,932 and the unrealized appreciation and depreciation were $30,296 and ($193,053), respectively, with a net depreciation of ($162,757).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	450	21,764	(2,668)

See financial notes 27

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $866,932)		$704,175
Receivables:
Investments sold		8,359
Dividends		452
Fund shares sold		299
Due from brokers for futures		131
Income from securities on loan		61
Prepaid expenses	+	3

Total assets		713,480

Liabilities
Payables:
Investments bought		10,533
Investment adviser and administrator fees		47
Transfer agent and shareholder services fees		8
Fund shares redeemed		1,167
Accrued expenses	+	89

Total liabilities		11,844

Net Assets
Total assets		713,480
Total liabilities	−	11,844

Net assets		$701,636
Net Assets by Source
Capital received from investors		919,397
Net investment income not yet distributed		3,076
Net realized capital losses		(55,412)
Net unrealized capital losses		(165,425)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$261,228		32,498		$8.04
Select Shares	$440,408		54,719		$8.05

28 See financial notes

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$17,137
Interest		383
Securities on loan	+	696

Total investment income		18,216

Net Realized Gains and Losses
Net realized losses on investments		(51,448)
Net realized losses on futures contracts	+	(3,639)

Net realized losses		(55,087)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(454,941)
Net unrealized losses on futures contracts	+	(2,993)

Net unrealized losses		(457,934)

Expenses
Investment adviser and administrator fees		10,658
Transfer agent and shareholder service fees:
Investor Shares		1,183
Select Shares		723
Shareholder reports		116
Portfolio accounting fees		61
Registration fees		57
Professional fees		40
Custodian fees		31
Trustees’ fees		17
Interest expense		7
Other expenses	+	15

Total expenses		12,908
Custody Credits	−	2

Net expenses		12,906

Increase (Decrease) in Net Assets from Operations
Total investment income		18,216
Net Expenses	−	12,906

Net investment income		5,310
Net realized losses		(55,087)
Net unrealized losses	+	(457,934)

Decrease in net assets from operations		($507,711)

See financial notes 29

 Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$5,310	$4,370
Net realized gains (losses)		(55,087)	98,599
Net unrealized gains (losses)	+	(457,934)	80,460

Increase (Decrease) in net assets from operations		($507,711)	$183,429

Distributions to Shareholders
Distributions from net investment income
Investor Shares		1,212	334
Select Shares	+	3,379	1,669

Total distributions from net investment income		$4,591	$2,003

Distributions from net realized gains
Investor Shares		39,517	—
Select Shares	+	58,845	—

Total distributions from net realized gains		$98,362	$-

Total distributions		$102,953	$2,003

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,998	$23,061	6,110	$80,950
Select Shares	+	8,803	96,437	21,080	280,364

Total Shares Sold		10,801	$119,498	27,190	$361,314

Shares Reinvested
Investor Shares		3,027	$37,593	24	$306
Select Shares	+	3,526	43,788	104	1,352

Total Shares Reinvested		6,553	$81,381	128	$1,658

Shares Redeemed
Investor Shares		(19,931)	($223,871)	(13,943)	($186,154)
Select Shares	+	(27,777)	(310,406)	(19,482)	(259,173)

Total Shares Redeemed		(47,708)	($534,277)	(33,425)	($445,327)

Net transactions in fund shares		(30,354)	($333,398)	(6,107)	($82,355)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		117,571	$1,645,698	123,678	$1,546,627
Total increase or decrease	+	(30,354)	(944,062)	(6,107)	99,071

End of period		87,217	$701,636	117,571	$1,645,698

Net investment income not yet distributed			$3,076		$2,367

30 See financial notes

Schwab Core Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	20.49	18.40	15.81	13.81	12.71

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.16	0.10	0.13	0.12
Net realized and unrealized gains (losses)	(7.06)	2.35	2.58	2.03	1.09

Total from investment operations	(6.83)	2.51	2.68	2.16	1.21
Less distributions:
Distributions from net investment income	(0.18)	(0.10)	(0.09)	(0.16)	(0.11)
Distributions from net realized gains	(0.05)	(0.32)	—	—	—

Total distributions	(0.23)	(0.42)	(0.09)	(0.16)	(0.11)

Net asset value at end of period	13.43	20.49	18.40	15.81	13.81

Total return (%)	(33.71)	13.88	17.02	15.74	9.57

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.78	0.78	0.81	0.85	0.88
Net investment income (loss)	1.28	0.91	0.63	0.93	0.89
Portfolio turnover rate	35	18	42	48	86
Net assets, end of period ($ x 1,000,000)	1,449	2,133	1,125	547	263

See financial notes 31

 Schwab Core Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.1%	Common Stock	1,709,727	1,392,804
3.4%	Short-Term Investments	49,190	49,190

99.5%	Total Investments	1,758,917	1,441,994
0.5%	Other Assets and Liabilities, Net		7,169

100.0%	Total Net Assets		1,449,163

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.1% of net assets

Banks 0.2%
KeyCorp	300,000	3,669

Capital Goods 10.8%
AGCO Corp. *	115,510	3,641
Emerson Electric Co.	178,320	5,837
Fluor Corp.	124,500	4,971
General Dynamics Corp.	50,110	3,023
Lockheed Martin Corp.	669,430	56,935
Northrop Grumman Corp.	220,450	10,337
Raytheon Co.	1,185,720	60,602
Tyco International Ltd.	449,100	11,353

		156,699

Consumer Durables & Apparel 1.2%
Hasbro, Inc.	284,900	8,282
NIKE, Inc., Class B	106,000	6,109
Polo Ralph Lauren Corp.	25,000	1,179
Toll Brothers, Inc. *	50,000	1,156

		16,726

Consumer Services 1.4%
McDonald’s Corp.	350,000	20,276

Diversified Financials 8.8%
Ameriprise Financial, Inc.	433,550	9,365
Bank of America Corp.	350,000	8,459
Bank of New York Mellon Corp.	528,280	17,222
Discover Financial Services	300,000	3,675
JPMorgan Chase & Co.	1,424,200	58,748
Northern Trust Corp.	143,290	8,069
State Street Corp.	495,100	21,463

		127,001

Energy 12.0%
Anadarko Petroleum Corp.	100,000	3,530
Chevron Corp.	443,030	33,050
ConocoPhillips	374,900	19,502
Devon Energy Corp.	120,000	9,703
Exxon Mobil Corp.	900,950	66,779
Massey Energy Co.	25,000	577
National-Oilwell Varco, Inc. *	101,050	3,020
Noble Energy	197,500	10,235
Occidental Petroleum Corp.	464,490	25,798
The Williams Cos., Inc.	100,000	2,097

		174,291

Food & Staples Retailing 2.2%
The Kroger Co.	630,000	17,300
Wal-Mart Stores, Inc.	255,000	14,231

		31,531

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	490,890	9,420
General Mills, Inc.	430,340	29,151
Reynolds American, Inc.	93,960	4,600
Sara Lee Corp.	139,580	1,561
The Coca-Cola Co.	380,440	16,762
The Pepsi Bottling Group, Inc.	150,000	3,468

		64,962

Health Care Equipment & Services 6.1%
Aetna, Inc.	499,095	12,412
Baxter International, Inc.	496,680	30,044
Becton, Dickinson & Co.	123,110	8,544
CIGNA Corp.	326,760	5,326
Express Scripts, Inc. *	246,160	14,920
Humana, Inc. *	255,885	7,572
Omnicare, Inc.	360,000	9,925

		88,743

Household & Personal Products 3.5%
Church & Dwight Co., Inc.	205,000	12,114
The Procter & Gamble Co.	591,030	38,145

		50,259

Insurance 5.6%
Aflac, Inc.	100,400	4,446
American Financial Group, Inc.	79,290	1,802
Loews Corp.	123,169	4,090
MetLife, Inc.	700,000	23,254
Nationwide Financial Services, Inc., Class A	81,650	3,863
Prudential Financial, Inc.	211,090	6,333
The Chubb Corp.	152,660	7,911
The Hartford Financial Services Group, Inc.	209,990	2,167

32 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

The Travelers Cos., Inc.	582,940	24,804
W. R. Berkley Corp.	112,630	2,959

		81,629

Materials 3.7%
AK Steel Holding Corp.	127,270	1,772
Celanese Corp., Series A	307,530	4,262
International Paper Co.	327,155	5,634
Monsanto Co.	230,120	20,476
Owens-Illinois, Inc. *	123,710	2,830
Sonoco Products Co.	326,650	8,225
Terra Industries, Inc.	125,000	2,749
The Lubrizol Corp.	188,070	7,068

		53,016

Media 2.1%
CBS Corp., Class B	469,090	4,555
Omnicom Group, Inc.	263,050	7,770
The Walt Disney Co.	715,120	18,522

		30,847

Pharmaceuticals & Biotechnology 10.5%
Amgen, Inc. *	300,000	17,967
Applied Biosystems, Inc.	500,650	15,435
Cephalon, Inc. *	245,000	17,571
Endo Pharmaceuticals Holdings, Inc. *	86,560	1,601
Forest Laboratories, Inc. *	350,000	8,131
Genentech, Inc. *	125,000	10,367
Johnson & Johnson	50,000	3,067
Merck & Co., Inc.	517,080	16,004
Pfizer, Inc.	3,057,530	54,149
Watson Pharmaceuticals, Inc. *	305,000	7,982

		152,274

Retailing 1.6%
Amazon.com, Inc. *	168,610	9,651
Family Dollar Stores, Inc.	200,000	5,382
The Gap, Inc.	690,000	8,929

		23,962

Semiconductors & Semiconductor Equipment 2.2%
Broadcom Corp., Class A *	629,150	10,746
Intel Corp.	848,020	13,568
LSI Corp. *	650,000	2,503
National Semiconductor Corp.	350,000	4,609

		31,426

Software & Services 4.4%
Accenture Ltd., Class A	125,000	4,131
BMC Software, Inc. *	510,640	13,185
Cadence Design Systems, Inc. *	602,790	2,453
Microsoft Corp.	645,650	14,418
Oracle Corp. *	200,000	3,658
Symantec Corp. *	1,285,900	16,177
Synopsys, Inc. *	506,140	9,252

		63,274

Technology Hardware & Equipment 11.1%
Apple, Inc. *	200,565	21,579
Cisco Systems, Inc. *	202,650	3,601
Dolby Laboratories, Inc., Class A *	50,910	1,607
Hewlett-Packard Co.	1,628,900	62,354
International Business Machines Corp.	693,160	64,443
NCR Corp. *	126,445	2,311
Xerox Corp.	549,070	4,404

		160,299

Telecommunication Services 1.7%
CenturyTel, Inc.	248,360	6,236
Frontier Communications Corp.	1,100,555	8,375
Qwest Communications International, Inc.	2,119,420	6,061
Telephone & Data Systems, Inc.	80,290	2,156
Verizon Communications, Inc.	57,720	1,713

		24,541

Transportation 1.1%
Continental Airlines, Inc., Class B *	170,960	3,235
CSX Corp.	70,000	3,200
Union Pacific Corp.	150,000	10,015

		16,450

Utilities 1.4%
Duke Energy Corp.	425,000	6,962
Edison International	333,500	11,869
PG&E Corp.	57,220	2,098

		20,929

Total Common Stock (Cost $1,709,727)		1,392,804

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.4% of net assets

Repurchase Agreement 3.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Bank with a value of $47,064
0.03%, issued 10/31/08,
due 11/03/08	46,139	46,139

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.03%, 12/18/08 (a)	775	774
0.05%, 12/18/08 (a)	1,050	1,050
0.25%, 12/18/08 (a)	727	727
0.15%, 12/18/08 (a)	25	25

See financial notes 33

 Schwab Core Equity Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.31%, 12/18/08 (a)	475	475

		3,051

Total Short-Term Investment (Cost $49,190)		49,190

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $1,764,462 and the unrealized appreciation and depreciation were $57,789 and ($380,257), respectively, with a net unrealized depreciation of ($322,468).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	700	33,856	1,483

34 See financial notes

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,758,917)		$1,441,994
Cash		1
Receivables:
Investments sold		5,047
Fund shares sold		4,990
Dividends		1,357
Due from brokers for futures		184
Income from securities on loan		52
Prepaid expenses	+	10

Total assets		1,453,635

Liabilities
Payables:
Investments bought		3,260
Investment adviser and administrator fees		50
Transfer agent and shareholder services fees		27
Fund shares redeemed		1,021
Accrued expenses	+	114

Total liabilities		4,472

Net Assets
Total assets		1,453,635
Total liabilities	−	4,472

Net assets		$1,449,163
Net Assets by Source
Capital received from investors		1,837,648
Net investment income not yet distributed		18,139
Net realized capital losses		(91,184)
Net unrealized capital losses		(315,440)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,449,163		107,910		$13.43

See financial notes 35

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$37,735
Interest		337
Securities on loan	+	374

Total investment income		38,446

Net Realized Gains and Losses
Net realized losses on investments		(88,480)
Net realized losses on futures contracts	+	(2,136)

Net realized losses		(90,616)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(660,496)
Net unrealized gains on futures contracts	+	914

Net unrealized losses		(659,582)

Expenses
Investment adviser and administrator fees		9,545
Transfer agent and shareholder service fees		4,742
Shareholder reports		173
Portfolio accounting fees		76
Registration fees		61
Custodian fees		38
Professional fees		37
Trustees’ fees		22
Interest expense		2
Other expenses	+	19

Total expenses		14,715
Expense reduction by adviser and Schwab	−	485

Net expenses		14,230

Increase (Decrease) in Net Assets from Operations
Total investment income		38,446
Net expenses	−	14,230

Net investment income		24,216
Net realized losses		(90,616)
Net unrealized losses	+	(659,582)

Decrease in net assets from operations		($725,982)

36 See financial notes

 Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$24,216	$15,389
Net realized gains (losses)		(90,616)	4,262
Net unrealized gains (losses)	+	(659,582)	189,829

Increase (Decrease) in net assets from operations		(725,982)	209,480

Distributions to Shareholders
Distributions from net investment income		18,271	7,073
Distributions from net realized gains	+	4,682	21,463

Total distributions		$22,953	$28,536

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		31,275	$534,240	55,950	$1,081,379
Shares Reinvested		845	16,336	1,237	23,020
Shares Redeemed	+	(28,312)	(485,951)	(14,242)	(277,177)

Net transactions in fund shares		3,808	$64,625	42,945	$827,222

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		104,102	$2,133,473	61,157	$1,125,307
Total increase or decrease	+	3,808	(684,310)	42,945	1,008,166

End of period		107,910	$1,449,163	104,102	$2,133,473

Net investment income not yet distributed			$18,139		$12,196

See financial notes 37

Schwab Dividend Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.70	14.61	12.80	12.06	10.60

Income (loss) from investment operations:
Net investment income (loss)	0.32	0.26	0.24	0.26	0.29
Net realized and unrealized gains (losses)	(5.01)	1.38	1.97	0.93	1.49

Total from investment operations	(4.69)	1.64	2.21	1.19	1.78
Less distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.24)	(0.26)	(0.32)
Distributions from net realized gains	(0.05)	(0.31)	(0.16)	(0.19)	—

Total distributions	(0.33)	(0.55)	(0.40)	(0.45)	(0.32)

Net asset value at end of period	10.68	15.70	14.61	12.80	12.06

Total return (%)	(30.30)	11.43	17.63	9.98	17.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04	1.04	1.05	1.07	0.65
Gross operating expenses	1.04	1.04	1.05	1.09	1.19
Net investment income (loss)	2.19	1.71	1.78	2.17	2.71
Portfolio turnover rate	22	18	36	26	39
Net assets, end of period ($ x 1,000,000)	415	760	624	528	267

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.66	14.60	12.80	12.06	10.60

Income (loss) from investment operations:
Net investment income (loss)	0.32	0.28	0.26	0.28	0.31
Net realized and unrealized gains (losses)	(4.97)	1.37	1.98	0.93	1.48

Total from investment operations	(4.65)	1.65	2.24	1.21	1.79
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.28)	(0.28)	(0.33)
Distributions from net realized gains	(0.05)	(0.31)	(0.16)	(0.19)	—

Total distributions	(0.38)	(0.59)	(0.44)	(0.47)	(0.33)

Net asset value at end of period	10.63	15.66	14.60	12.80	12.06

Total return (%)	(30.23)	11.55	17.86	10.17	17.07

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	0.89	0.90	0.92	0.54
Gross operating expenses	0.89	0.89	0.90	0.94	1.04
Net investment income (loss)	2.33	1.83	1.92	2.32	2.83
Portfolio turnover rate	22	18	36	26	39
Net assets, end of period ($ x 1,000,000)	824	1,340	729	509	252

38 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Common Stock	1,449,649	1,218,011
1.3%	Short-Term Investments	16,105	16,105

99.6%	Total Investments	1,465,754	1,234,116
0.4%	Other Assets and Liabilities, Net		5,351

100.0%	Total Net Assets		1,239,467

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.3% of net assets

Banks 1.5%
KeyCorp	577,500	7,063
SunTrust Banks, Inc.	300,887	12,077

		19,140

Capital Goods 8.9%
Cooper Industries Ltd., Class A	255,000	7,892
Eaton Corp.	130,000	5,798
Emerson Electric Co.	423,600	13,864
L-3 Communications Holdings, Inc.	150,000	12,176
Lockheed Martin Corp.	200,000	17,010
Masco Corp.	300,000	3,045
Northrop Grumman Corp.	290,400	13,617
Raytheon Co.	487,100	24,896
Tyco International Ltd.	300,000	7,584
United Technologies Corp.	75,000	4,122

		110,004

Commercial & Professional Supplies 2.5%
Pitney Bowes, Inc.	200,000	4,956
R.R. Donnelley & Sons Co.	460,000	7,622
Waste Management, Inc.	590,000	18,426

		31,004

Consumer Durables & Apparel 3.6%
D.R. Horton, Inc.	1,169,314	8,630
Hasbro, Inc.	475,000	13,808
Leggett & Platt, Inc.	250,000	4,340
NIKE, Inc., Class B	210,000	12,102
VF Corp.	100,000	5,510

		44,390

Consumer Services 1.7%
McDonald’s Corp.	375,000	21,724

Diversified Financials 7.3%
Bank of America Corp.	775,400	18,741
Bank of New York Mellon Corp.	879,845	28,683
JPMorgan Chase & Co.	775,584	31,993
State Street Corp.	245,000	10,621

		90,038

Energy 11.5%
Boardwalk Pipeline Partners L.P.	191,500	4,596
Chevron Corp.	375,000	27,975
ConocoPhillips	400,000	20,808
Devon Energy Corp.	160,000	12,937
Exxon Mobil Corp.	325,800	24,148
Noble Energy	182,500	9,457
Occidental Petroleum Corp.	420,000	23,327
Patterson-UTI Energy, Inc.	225,000	2,986
Spectra Energy Corp.	275,000	5,316
The Williams Cos., Inc.	510,000	10,695

		142,245

Food & Staples Retailing 1.2%
The Kroger Co.	335,000	9,199
Wal-Mart Stores, Inc.	100,000	5,581

		14,780

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	510,000	9,787
General Mills, Inc.	370,000	25,064
H.J. Heinz Co.	435,000	19,062
Kellogg Co.	340,000	17,143
Reynolds American, Inc.	426,400	20,876
The Coca-Cola Co.	370,000	16,302

		108,234

Health Care Equipment & Services 3.0%
Baxter International, Inc.	325,000	19,659
Becton, Dickinson & Co.	254,000	17,628

		37,287

Household & Personal Products 2.8%
Colgate-Palmolive Co.	235,000	14,749
The Procter & Gamble Co.	303,950	19,617

		34,366

Insurance 6.1%
Aon Corp.	396,250	16,761
Axis Capital Holdings Ltd.	100,000	2,848
HCC Insurance Holdings, Inc.	385,000	8,493
Lincoln National Corp.	300,000	5,172
The Allstate Corp.	328,200	8,661
The Chubb Corp.	351,000	18,189

See financial notes 39

 Schwab Dividend Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

The Travelers Cos., Inc.	358,000	15,233

		75,357

Materials 2.2%
Eastman Chemical Co.	75,000	3,029
International Paper Co.	500,000	8,610
MeadWestvaco Corp.	150,000	2,105
Sonoco Products Co.	100,000	2,518
The Dow Chemical Co.	150,800	4,022
The Lubrizol Corp.	200,000	7,516

		27,800

Media 0.6%
CBS Corp., Class B	600,000	5,826
Gannett Co., Inc.	200,000	2,200

		8,026

Pharmaceuticals & Biotechnology 10.1%
Abbott Laboratories	425,000	23,439
Bristol-Myers Squibb Co.	750,000	15,412
Eli Lilly & Co.	444,000	15,016
Johnson & Johnson	387,000	23,739
Merck & Co., Inc.	560,000	17,332
PerkinElmer, Inc.	270,500	4,853
Pfizer, Inc.	1,100,000	19,481
Wyeth	195,000	6,275

		125,547

Real Estate 0.9%
Boston Properties, Inc.	50,000	3,544
Essex Property Trust, Inc.	40,000	3,892
Vornado Realty Trust	50,000	3,527

		10,963

Retailing 0.4%
Genuine Parts Co.	121,000	4,761

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	290,000	6,194
Applied Materials, Inc.	700,000	9,037
Intel Corp.	1,125,000	18,000

		33,231

Software & Services 5.0%
Accenture Ltd., Class A	535,000	17,682
Automatic Data Processing, Inc.	335,000	11,708
Microsoft Corp.	1,100,000	24,563
Paychex, Inc.	266,300	7,600

		61,553

Technology Hardware & Equipment 4.5%
Harris Corp.	100,000	3,595
Hewlett-Packard Co.	520,000	19,906
International Business Machines Corp.	242,500	22,545
Molex, Inc.	100,000	1,441
QUALCOMM, Inc.	75,000	2,870
Seagate Technology	385,000	2,606
Xerox Corp.	290,000	2,326

		55,289

Telecommunication Services 3.5%
AT&T, Inc.	450,407	12,057
CenturyTel, Inc.	100,000	2,511
Embarq Corp.	210,000	6,300
Frontier Communications Corp.	700,000	5,327
Qwest Communications International, Inc.	700,000	2,002
Verizon Communications, Inc.	477,300	14,162
Windstream Corp.	200,000	1,502

		43,861

Transportation 0.7%
CSX Corp.	150,000	6,858
Southwest Airlines Co.	150,000	1,767

		8,625

Utilities 8.9%
Alliant Energy Corp.	350,000	10,283
American Electric Power Co., Inc.	451,000	14,716
CenterPoint Energy, Inc.	150,000	1,728
Consolidated Edison, Inc.	135,000	5,848
DTE Energy Co.	425,000	15,002
Duke Energy Corp.	250,000	4,095
Edison International	400,000	14,236
Integrys Energy Group, Inc.	50,000	2,384
PG&E Corp.	485,000	17,785
Pinnacle West Capital Corp.	75,000	2,374
Progress Energy, Inc.	410,000	16,142
TECO Energy, Inc.	450,000	5,193

		109,786

Total Common Stock (Cost $1,449,649)		1,218,011

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.3% of net assets

Commercial Paper & Other Obligations 1.3%
Citibank, London Time Deposit
0.56%, 11/03/08	15,546	15,546

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
0.05%, 12/18/08 (a)	35	35

40 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Bills
0.31%, 12/18/08 (a)	525	524

		559

Total Short-Term Investments (Cost $16,105)		16,105

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $1,465,754, and the unrealized appreciation and depreciation were $74,356 and ($305,994), respectively, with a net unrealized depreciation of ($231,638).

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	100	4,837	400

See financial notes 41

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,465,754)		$1,234,116
Receivables:
Dividends		3,157
Fund shares sold		3,043
Due from brokers for futures		29
Prepaid expenses	+	11

Total assets		1,240,356

Liabilities
Payables:
Investments bought		35
Investment adviser and administrator fees		73
Transfer agent and shareholder services fees		14
Fund shares redeemed		667
Accrued expenses	+	100

Total liabilities		889

Net Assets
Total assets		1,240,356
Total liabilities	−	889

Net assets		$1,239,467
Net Assets by Source
Capital received from investors		1,512,790
Net investment income not yet distributed		2,236
Net realized capital losses		(44,321)
Net unrealized capital losses		(231,238)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$415,388		38,904		$10.68
Select Shares	$824,079		77,515		$10.63

42 See financial notes

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$56,035
Interest	+	188

Total investment income		56,223

Net Realized Gains and Losses
Net realized losses on investments		(43,248)
Net realized losses on futures contracts	+	(1,204)

Net realized losses		(44,452)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(576,617)
Net unrealized gains on futures contracts	+	531

Net unrealized losses		(576,086)

Expenses
Investment advisor and administrator fees		13,362
Transfer agent and shareholder service fees:
Investor Shares		1,506
Select Shares		1,139
Shareholder reports		138
Portfolio accounting fees		75
Registration fees		60
Professional fees		42
Custodian fees		40
Trustees’ fees		21
Interest expense		9
Other expenses	+	19

Net expenses		16,411

Increase (Decrease) in Net Assets from Operations
Total investment income		56,223
Net expenses	−	16,411

Net investment income		39,812
Net realized losses		(44,452)
Net unrealized losses	+	(576,086)

Decrease in net assets from operations		($580,726)

See financial notes 43

 Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$39,812	$33,115
Net realized gains (losses)		(44,452)	8,254
Net unrealized gains (losses)	+	(576,086)	138,793

Increase (Decrease) in net assets from operations		(580,726)	180,162

Distributions to Shareholders
Distributions from net investment income
Investor Shares		12,236	11,773
Select Shares	+	27,045	20,876

Total distributions from net investment income		$39,281	$32,649

Distributions from net realized gains
Investor Shares		2,493	13,513
Select Shares	+	4,513	16,664

Total distributions from net realized gains		$7,006	$30,177

Total distributions		$46,287	$62,826

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,894	$64,964	19,321	$294,567
Select Shares	+	16,086	217,167	49,096	751,702

Total shares sold		20,980	$282,131	68,417	$1,046,269

Shares Reinvested
Investor Shares		890	$12,329	1,412	$21,131
Select Shares	+	1,256	17,359	1,561	23,343

Total shares reinvested		2,146	$29,688	2,973	$44,474

Shares Redeemed
Investor Shares		(15,293)	($207,978)	(15,025)	($230,326)
Select Shares	+	(25,411)	(338,104)	(14,990)	(229,725)

Total shares redeemed		(40,704)	($546,082)	(30,015)	($460,051)

Net transactions in fund shares		(17,578)	($234,263)	41,375	$630,692

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		133,997	$2,100,743	92,622	$1,352,715
Total increase or decrease	+	(17,578)	(861,276)	41,375	748,028

End of period		116,419	$1,239,467	133,997	$2,100,743

Net investment income not yet distributed			$2,236		$1,709

44 See financial notes

Schwab Large-Cap Growth Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	10/3/05[1]-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	12.75	11.07	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.02	0.01	(0.00)[2]
Net realized and unrealized gains (losses)	(4.55)	1.67	1.33	(0.27)

Total from investment operations	(4.51)	1.69	1.34	(0.27)
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	—

Net asset value at end of period	8.21	12.75	11.07	9.73

Total return (%)	(35.45)	15.32	13.80	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.16	1.18	1.20	1.20 [4]
Gross operating expenses	1.16	1.18	1.26	1.71 [4]
Net investment income (loss)	0.37	0.22	0.09	(0.61)[4]
Portfolio turnover rate	49	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	65	119	70	25

	11/1/07-	11/1/06-	11/1/05-	10/3/05[1]-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	12.77	11.09	9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.02	(0.00)[2]
Net realized and unrealized gains (losses)	(4.56)	1.67	1.35	(0.27)

Total from investment operations	(4.50)	1.71	1.37	(0.27)
Less distributions:
Distributions from net investment income	(0.05)	(0.03)	(0.01)	—

Net asset value at end of period	8.22	12.77	11.09	9.73

Total return (%)	(35.36)	15.47	14.04	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	0.99	0.99	0.99 [4]
Gross operating expenses	1.01	1.03	1.12	1.56 [4]
Net investment income (loss)	0.53	0.33	0.26	(0.40)[4]
Portfolio turnover rate	49	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	332	492	107	33
1 Commencement of operations.
2 Per share amount was less then $0.01.
3 Not annualized.
4 Annualized.

See financial notes 45

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.6%	Common Stock	472,014	382,604
3.4%	Short-Term Investments	13,544	13,544

100.0%	Total Investments	485,558	396,148
0.0%	Other Assets and Liabilities, Net		170

100.0%	Total Net Assets		396,318

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.6% of net assets

Capital Goods 8.1%
Cooper Industries Ltd., Class A	111,800	3,460
Emerson Electric Co.	14,600	478
Fluor Corp.	90,000	3,594
ITT Corp.	48,000	2,136
Lockheed Martin Corp.	180,000	15,309
Northrop Grumman Corp.	20,000	938
Raytheon Co.	122,800	6,276

		32,191

Commercial & Professional Supplies 1.5%
Covanta Holding Corp. *	270,000	5,821

Consumer Durables & Apparel 1.9%
Hasbro, Inc.	118,000	3,430
NIKE, Inc., Class B	70,000	4,034

		7,464

Consumer Services 3.0%
Apollo Group, Inc., Class A *	25,000	1,738
McDonald’s Corp.	175,000	10,138

		11,876

Diversified Financials 2.2%
JPMorgan Chase & Co.	88,900	3,667
Northern Trust Corp.	65,000	3,660
State Street Corp.	33,000	1,431

		8,758

Energy 8.6%
Exxon Mobil Corp.	210,800	15,624
Halliburton Co.	50,000	990
Massey Energy Co.	130,000	3,002
National-Oilwell Varco, Inc. *	15,500	463
Noble Energy	105,000	5,441
Occidental Petroleum Corp.	122,500	6,804
The Williams Cos., Inc.	88,000	1,845

		34,169

Food & Staples Retailing 3.3%
The Kroger Co.	155,000	4,256
Wal-Mart Stores, Inc.	155,000	8,651

		12,907

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	270,000	5,181
General Mills, Inc.	168,100	11,387
H.J. Heinz Co.	13,500	592
Molson Coors Brewing Co., Class B	25,000	934
The Coca-Cola Co.	35,800	1,577
The Pepsi Bottling Group, Inc.	25,000	578

		20,249

Health Care Equipment & Services 9.7%
Aetna, Inc.	19,900	495
Baxter International, Inc.	300,000	18,147
Becton, Dickinson & Co.	60,800	4,220
CIGNA Corp.	40,500	660
Express Scripts, Inc. *	150,000	9,091
Humana, Inc. *	40,000	1,184
Medtronic, Inc.	50,000	2,016
St. Jude Medical, Inc. *	29,000	1,103
Varian Medical Systems, Inc. *	35,000	1,593

		38,509

Household & Personal Products 3.8%
Church & Dwight Co., Inc.	78,000	4,609
The Procter & Gamble Co.	160,000	10,326

		14,935

Insurance 2.2%
Aflac, Inc.	40,000	1,771
Axis Capital Holdings Ltd.	97,600	2,779
MetLife, Inc.	37,500	1,246
Prudential Financial, Inc.	33,500	1,005
The Travelers Cos., Inc.	41,500	1,766

		8,567

Materials 3.9%
AK Steel Holding Corp.	158,500	2,206
Celanese Corp., Series A	300,000	4,158
Monsanto Co.	30,000	2,670
Owens-Illinois, Inc. *	75,000	1,716

46 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)
Sonoco Products Co.	89,000	2,241
Terra Industries, Inc.	60,000	1,319
The Lubrizol Corp.	18,000	677
The Mosaic Co.	8,000	315

		15,302

Media 1.9%
Omnicom Group, Inc.	114,000	3,368
The DIRECTV Group, Inc. *	50,000	1,094
The Interpublic Group of Cos., Inc. *	50,000	260
The Walt Disney Co.	106,000	2,745

		7,467

Pharmaceuticals & Biotechnology 7.9%
Abbott Laboratories	27,000	1,489
Amgen, Inc. *	75,000	4,492
Applied Biosystems, Inc.	50,000	1,541
Celgene Corp. *	60,000	3,856
Cephalon, Inc. *	126,000	9,037
Endo Pharmaceuticals Holdings, Inc. *	35,000	647
Forest Laboratories, Inc. *	125,000	2,904
Merck & Co., Inc.	125,000	3,869
Pfizer, Inc.	200,000	3,542

		31,377

Retailing 2.0%
Amazon.com, Inc. *	100,000	5,724
The Gap, Inc.	175,000	2,265

		7,989

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	7,000	149
Broadcom Corp., Class A *	210,000	3,587
Intel Corp.	500,000	8,000
LSI Corp. *	165,000	635
National Semiconductor Corp.	10,000	132
Texas Instruments, Inc.	50,000	978

		13,481

Software & Services 13.9%
Accenture Ltd., Class A	380,000	12,559
Adobe Systems, Inc. *	40,000	1,066
BMC Software, Inc. *	301,500	7,785
eBay, Inc. *	165,500	2,527
Google, Inc., Class A *	7,000	2,515
MasterCard, Inc., Class A	10,000	1,478
Microsoft Corp.	572,500	12,784
Oracle Corp. *	285,000	5,213
Symantec Corp. *	516,000	6,491
Synopsys, Inc. *	93,500	1,709
Western Union Co.	65,000	992

		55,119

Technology Hardware & Equipment 13.1%
Agilent Technologies, Inc. *	47,700	1,059
Apple, Inc. *	65,000	6,993
Cisco Systems, Inc. *	300,700	5,343
Dolby Laboratories, Inc., Class A *	30,000	947
Hewlett-Packard Co.	455,000	17,417
International Business Machines Corp.	200,000	18,594
NCR Corp. *	67,500	1,234
Seagate Technology	45,000	305

		51,892

Telecommunication Services 0.5%
Embarq Corp.	45,000	1,350
Sprint Nextel Corp.	200,000	626

		1,976

Transportation 0.5%
Union Pacific Corp.	30,000	2,003

Utilities 0.1%
Edison International	15,500	552
Total Common Stock (Cost $472,014)		382,604

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.4% of net assets

Commercial Paper & Other Obligations 3.3%
Citibank, London Time Deposit
0.56%, 11/03/08	12,984	12,984

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 12/18/08 (a)	40	40
0.87%, 12/18/08 (a)	200	200
0.05%, 12/18/08 (a)	320	320

		560

Total Short-Term Investment (Cost $13,544)		13,544

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $485,570, and the unrealized appreciation and depreciation were $8,007 and ($97,429), respectively, with a net unrealized depreciation of ($89,422).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for futures contracts.

See financial notes 47

 Schwab Large-Cap Growth Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	100	4,837	112

48 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $485,558)		$396,148
Receivables:
Investments sold		3,387
Fund shares sold		488
Dividends		432
Due from brokers for futures		29
Income from securities on loan		5
Prepaid expenses	+	3

Total assets		400,492

Liabilities
Payables:
Investments bought		3,684
Investment adviser and administrator fees		26
Transfer agent and shareholder services fees		2
Fund shares redeemed		402
Accrued expenses	+	60

Total liabilities		4,174

Net Assets
Total assets		400,492
Total liabilities	−	4,174

Net assets		$396,318
Net Assets by Source
Capital received from investors		543,321
Net investment income not yet distributed		1,246
Net realized capital losses		(58,951)
Net unrealized capital losses		(89,298)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$64,741		7,889		$8.21
Select Shares	$331,577		40,329		$8.22

See financial notes 49

 Schwab Large-Cap Growth Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$7,952
Interest		61
Securities on loan	+	123

Total investment income		8,136

Net Realized Gains and Losses
Net realized losses on investments		(53,483)
Net realized losses on futures contracts	+	(549)

Net realized losses		(54,032)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(165,790)
Net unrealized gains on futures contracts	+	124

Net unrealized losses		(165,666)

Expenses
Investment adviser and administrator fees		4,630
Transfer agent and shareholder service fees:
Investor Shares		243
Select Shares		436
Shareholder reports		65
Registration fees		55
Portfolio accounting fees		48
Professional fees		36
Custodian fees		16
Trustees’ fees		11
Interest expense		1
Other expenses	+	7

Total expenses		5,548
Expense reduction by adviser and Schwab	−	103

Net expenses		5,445

Increase (Decrease) in Net Assets from Operations
Total investment income		8,136
Net expenses	−	5,445

Net investment income		2,691
Net realized losses		(54,032)
Net unrealized losses	+	(165,666)

Decrease in net assets from operations		($217,007)

50 See financial notes

 Schwab Large-Cap Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$2,691	$1,279
Net realized losses		(54,032)	(2,041)
Net unrealized gains (losses)	+	(165,666)	61,526

Increase (Decrease) in net assets from operations		(217,007)	60,764

Distributions to Shareholders
Distributions from net investment income
Investor Shares		282	92
Select Shares	+	2,030	458

Total distributions from net investment income		$2,312	$550

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,823	$20,286	5,538	$65,288
Select Shares	+	11,725	125,732	32,748	384,845

Total shares sold		13,548	$146,018	38,286	$450,133

Shares Reinvested
Investor Shares		21	$254	7	$80
Select Shares	+	27	328	10	110

Total shares reinvested		48	$582	17	$190

Shares Redeemed
Investor Shares		(3,257)	($35,189)	(2,566)	($30,404)
Select Shares	+	(9,952)	(106,495)	(3,868)	(46,276)

Total shares redeemed		(13,209)	($141,684)	(6,434)	($76,680)

Net transactions in fund shares		387	$4,916	31,869	$373,643

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,831	$610,721	15,962	$176,864
Total increase or decrease	+	387	(214,403)	31,869	433,857

End of period		48,218	$396,318	47,831	$610,721

Net investment income not yet distributed			$1,246		$867

See financial notes 51

Schwab Small-Cap Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	18.10	17.72	15.72	14.13	11.81

Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.09)	(0.05)	0.01	(0.04)
Net realized and unrealized gains (losses)	(6.52)	0.55	2.48	3.12	2.58

Total from investment operations	(6.57)	0.46	2.43	3.13	2.54
Less distributions:
Distributions from net investment income	—	—	(0.00)[1]	—	—
Distributions from net realized gains	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)

Total distributions	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)

Net asset value at end of period	10.46	18.10	17.72	15.72	14.13

Total return (%)	(38.25)	2.59	15.71	23.65	21.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.27	1.24	1.29	1.28	1.30
Gross operating expenses	1.27	1.24	1.29	1.38	1.61
Net investment income (loss)	(0.25)	(0.43)	(0.39)	0.11	(0.35)
Portfolio turnover rate	50	106	82	90	118
Net assets, end of period ($ x 1,000,000)	135	420	431	170	37

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	18.22	17.80	15.78	14.16	11.81

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.10)	(0.02)	0.00 [1]	(0.02)
Net realized and unrealized gains (losses)	(6.59)	0.60	2.49	3.16	2.59

Total from investment operations	(6.60)	0.50	2.47	3.16	2.57
Less distributions:
Distributions from net investment income	—	—	(0.02)	—	—
Distributions from net realized gains	(1.07)	(0.08)	(0.43)	(1.54)	(0.22)

Total distributions	(1.07)	(0.08)	(0.45)	(1.54)	(0.22)

Net asset value at end of period	10.55	18.22	17.80	15.78	14.16

Total return (%)	(38.16)	2.80	15.89	23.83	22.00

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.11	1.09	1.12	1.11	1.12
Gross operating expenses	1.12	1.09	1.14	1.23	1.46
Net investment income (loss)	(0.09)	(0.28)	(0.21)	0.09	(0.16)
Portfolio turnover rate	50	106	82	90	118
Net assets, end of period ($ x 1,000,000)	79	228	276	80	18
1 Per share amount was less than $0.01.

52 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.4%	Common Stock	277,460	206,667
1.7%	Foreign Common Stock	4,142	3,682
1.6%	Short-Term Investment	3,478	3,478

99.7%	Total Investments	285,080	213,827
0.3%	Other Assets and Liabilities, Net		604

100.0%	Total Net Assets		214,431

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.4% of net assets

Automobiles & Components 0.4%
Cooper Tire & Rubber Co.	27,900	213
Lear Corp. *	57,300	115
Stoneridge, Inc. *	60,600	345
TRW Automotive Holdings Corp. *	24,400	154
Visteon Corp. *	53,200	37

		864

Banks 8.5%
BancFirst Corp.	48,100	2,424
Bank Mutual Corp.	20,200	233
Chemical Financial Corp.	15,000	394
Commerce Bancshares, Inc.	82,715	3,911
First Citizens BancShares, Inc., Class A	3,900	596
NBT Bancorp, Inc.	37,700	1,051
SVB Financial Group *	87,200	4,487
TrustCo Bank Corp. NY	3,100	38
UCBH Holdings, Inc.	31,100	164
UMB Financial Corp.	67,800	3,073
Webster Financial Corp.	100,800	1,869

		18,240

Capital Goods 12.4%
A.O. Smith Corp.	26,700	842
Acuity Brands, Inc.	147,200	5,146
AGCO Corp. *	115,000	3,625
American Woodmark Corp.	20,900	387
Applied Signal Technology, Inc.	3,200	57
Brady Corp., Class A	23,200	719
Crane Co.	166,900	2,732
Cubic Corp.	50,500	1,124
EMCOR Group, Inc. *	210,000	3,732
Encore Wire Corp.	13,100	251
EnPro Industries, Inc. *	48,200	1,071
Gardner Denver, Inc. *	33,600	861
Gibraltar Industries, Inc.	72,200	957
Insteel Industries, Inc.	19,700	202
Mueller Industries, Inc.	27,700	634
Robbins & Myers, Inc.	30,000	612
Tecumseh Products Co., Class A *	12,400	230
Teledyne Technologies, Inc. *	1,800	82
Tredegar Corp.	83,700	1,232
United Rentals, Inc. *	56,200	576
Wabash National Corp.	39,800	240
Watts Water Technologies, Inc., Class A	40,300	1,065
Woodward Governor Co.	9,600	308

		26,685

Commercial & Professional Supplies 3.2%
Bowne & Co., Inc.	88,900	692
CDI Corp.	32,800	426
CRA International, Inc. *	7,500	203
Hudson Highland Group, Inc. *	46,300	243
Spherion Corp. *	290,900	925
The Brink’s Co.	21,900	1,062
Volt Information Sciences, Inc. *	107,000	819
Watson Wyatt Worldwide, Inc., Class A	57,200	2,429

		6,799

Consumer Durables & Apparel 6.5%
American Greetings Corp., Class A	50,300	588
Blyth, Inc.	133,300	1,146
Furniture Brands International, Inc.	132,300	753
Helen of Troy Ltd. *	23,900	430
JAKKS Pacific, Inc. *	19,400	434
KB HOME	43,000	718
Kenneth Cole Productions, Inc., Class A	20,000	266
Lennar Corp., Class A	8,700	67
Movado Group, Inc.	30,400	462
NVR, Inc. *	1,600	784
Perry Ellis International, Inc. *	17,700	173
Pulte Homes, Inc.	38,100	424
Steinway Musical Instruments, Inc. *	8,200	183
Steven Madden Ltd. *	47,600	1,037
The Stanley Works	38,400	1,257
The Timberland Co., Class A *	51,400	622
The Warnaco Group, Inc. *	121,200	3,613
Toll Brothers, Inc. *	22,200	513
Wolverine World Wide, Inc.	21,600	508

		13,978

Consumer Services 1.8%
Career Education Corp. *	87,400	1,382
DeVry, Inc.	18,800	1,065
Krispy Kreme Doughnuts, Inc. *	254,300	702

See financial notes 53

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Regis Corp.	57,000	705

		3,854

Diversified Financials 1.8%
Advanta Corp., Class B	194,200	878
Cash America International, Inc.	12,000	424
GAMCO Investors, Inc., Class A	5,800	221
LaBranche & Co., Inc. *	90,100	561
Nelnet, Inc., Class A	20,300	297
optionsXpress Holdings, Inc.	50,100	890
TradeStation Group, Inc. *	65,600	514

		3,785

Energy 5.3%
Basic Energy Services, Inc. *	37,800	517
Callon Petroleum Co. *	29,000	299
Dresser-Rand Group, Inc. *	132,000	2,957
Foundation Coal Holdings, Inc.	19,500	405
Lufkin Industries, Inc.	11,600	607
Massey Energy Co.	48,400	1,118
Matrix Service Co. *	46,800	573
Oil States International, Inc. *	5,500	127
Pioneer Drilling Co. *	5,100	39
Rosetta Resources, Inc. *	84,700	894
SEACOR Holdings, Inc. *	5,500	369
Superior Energy Services, Inc. *	1,900	41
Tidewater, Inc.	21,700	946
VAALCO Energy, Inc. *	156,200	828
W&T Offshore, Inc.	92,000	1,764

		11,484

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	121,000	4,259

Food, Beverage & Tobacco 1.6%
Alliance One International, Inc. *	583,400	1,948
Chiquita Brands International, Inc. *	16,900	231
Diamond Foods, Inc.	24,600	719
Universal Corp.	14,400	570

		3,468

Health Care Equipment & Services 10.0%
Alliance Imaging, Inc. *	46,800	381
AMERIGROUP Corp. *	144,600	3,615
Analogic Corp.	11,200	495
Centene Corp. *	60,000	1,130
CONMED Corp. *	69,800	1,829
CryoLife, Inc. *	46,100	618
Emergency Medical Services Corp., Class A *	24,800	815
Hanger Orthopedic Group, Inc. *	25,400	423
Invacare Corp.	29,200	531
Kindred Healthcare, Inc. *	13,800	200
Magellan Health Services, Inc. *	159,600	5,896
Merit Medical Systems, Inc. *	136,900	2,505
Molina Healthcare, Inc. *	62,500	1,392
Omnicare, Inc.	36,000	993
Omnicell, Inc. *	23,400	257
RehabCare Group, Inc. *	3,900	67
Res-Care, Inc. *	14,500	223

		21,370

Household & Personal Products 0.7%
Alberto-Culver Co.	6,200	160
Church & Dwight Co., Inc.	2,200	130
NBTY, Inc. *	52,300	1,222

		1,512

Insurance 4.3%
Allied World Assurance Co. Holdings Ltd.	20,300	651
American Financial Group, Inc.	138,300	3,143
American Physicians Capital, Inc.	15,250	624
Amerisafe, Inc. *	33,300	574
Aspen Insurance Holdings Ltd.	3,400	78
Harleysville Group, Inc.	85,200	2,691
HCC Insurance Holdings, Inc.	57,100	1,260
ProAssurance Corp. *	1,400	77
Selective Insurance Group, Inc.	2,000	47

		9,145

Materials 3.9%
A. Schulman, Inc.	20,600	369
AK Steel Holding Corp.	102,700	1,430
Minerals Technologies, Inc.	5,700	324
OM Group, Inc. *	3,000	64
PolyOne Corp. *	130,300	619
Quaker Chemical Corp.	41,300	790
Rock-Tenn Co., Class A	39,700	1,207
Rockwood Holdings, Inc. *	187,800	2,319
Sonoco Products Co.	37,200	937
The Lubrizol Corp.	6,500	244

		8,303

Media 0.3%
The Interpublic Group of Cos., Inc. *	119,700	621

Pharmaceuticals & Biotechnology 4.4%
Cephalon, Inc. *	12,700	911
Invitrogen Corp. *	71,600	2,061
King Pharmaceuticals, Inc. *	41,500	365
Medicis Pharmaceutical Corp., Class A	72,000	1,027
OSI Pharmaceuticals, Inc. *	61,200	2,323
Par Pharmaceutical Cos., Inc. *	73,900	739
Regeneron Pharmaceuticals, Inc. *	8,000	154
Sepracor, Inc. *	30,700	409
ViroPharma, Inc. *	21,100	265
VIVUS, Inc. *	43,400	264
Watson Pharmaceuticals, Inc. *	33,300	872

		9,390

Real Estate 2.0%
BioMed Realty Trust, Inc.	45,000	632
Entertainment Properties Trust	20,000	749

54 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Essex Property Trust, Inc.	1,500	146
Home Properties, Inc.	20,000	810
Kilroy Realty Corp.	2,000	64
National Retail Properties, Inc.	45,000	802
Senior Housing Properties Trust	55,000	1,055

		4,258

Retailing 3.3%
Christopher & Banks Corp.	42,700	223
Hot Topic, Inc. *	195,400	1,266
Jo-Ann Stores, Inc. *	39,500	757
RadioShack Corp.	68,900	872
Rent-A-Center, Inc. *	6,800	99
The Cato Corp., Class A	79,800	1,239
The Children’s Place Retail Stores, Inc. *	25,600	856
The Dress Barn, Inc. *	31,100	297
The Finish Line, Inc., Class A	49,300	472
The Talbots, Inc.	95,500	937

		7,018

Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc. *	151,600	616
Applied Micro Circuits Corp. *	28,200	144
Atmel Corp. *	357,100	1,482
Cabot Microelectronics Corp. *	8,300	238
Conexant Systems, Inc. *	11,900	18
Entegris, Inc. *	49,000	132
Integrated Device Technology, Inc. *	189,300	1,204
Lattice Semiconductor Corp. *	18,300	34
MKS Instruments, Inc. *	10,400	193
Teradyne, Inc. *	378,800	1,932
Ultratech, Inc. *	74,500	1,124
Veeco Instruments, Inc. *	33,700	261

		7,378

Software & Services 8.3%
CIBER, Inc. *	41,900	226
CSG Systems International, Inc. *	1,900	32
Global Payments, Inc.	68,500	2,775
Hewitt Associates, Inc., Class A *	137,300	3,829
JDA Software Group, Inc. *	13,800	197
Novell, Inc. *	725,700	3,382
SPSS, Inc. *	25,100	586
Sybase, Inc. *	162,100	4,317
Synopsys, Inc. *	137,100	2,506

		17,850

Technology Hardware & Equipment 7.0%
3Com Corp. *	67,900	185
Adaptec, Inc. *	257,500	827
ADC Telecommunications, Inc. *	25,800	164
Avid Technology, Inc. *	20,300	301
Avocent Corp. *	21,500	323
Benchmark Electronics, Inc. *	22,200	266
Cognex Corp.	41,100	658
Coherent, Inc. *	19,500	493
Dolby Laboratories, Inc., Class A *	21,300	672
Emulex Corp. *	353,100	3,354
Harmonic, Inc. *	54,500	388
Hutchinson Technology, Inc. *	97,800	669
Insight Enterprises, Inc. *	3,000	29
Jabil Circuit, Inc.	8,500	72
JDS Uniphase Corp. *	48,100	263
Mercury Computer Systems, Inc. *	16,100	116
Methode Electronics, Inc.	252,100	1,913
NCR Corp. *	20,900	382
Plantronics, Inc.	39,900	576
QLogic Corp. *	116,300	1,398
Rackable Systems, Inc. *	84,900	605
Rogers Corp. *	9,900	298
Tekelec *	21,900	278
Tellabs, Inc. *	83,100	352
Vishay Intertechnology, Inc. *	92,500	399

		14,981

Telecommunication Services 1.6%
CenturyTel, Inc.	24,800	623
NTELOS Holdings Corp.	9,800	255
Syniverse Holdings, Inc. *	138,300	2,600

		3,478

Transportation 1.2%
Con-way, Inc.	47,600	1,620
Hub Group, Inc., Class A *	6,600	207
JetBlue Airways Corp. *	68,600	381
SkyWest, Inc.	27,700	427

		2,635

Utilities 2.5%
National Fuel Gas Co.	111,800	4,046
Portland General Electric Co.	61,700	1,266

		5,312

Total Common Stock (Cost $277,460)		206,667

Foreign Common Stock 1.7% of net assets

Bermuda 1.7%

Insurance 1.7%
Platinum Underwriters Holdings, Ltd.	116,000	3,682

Total Foreign Common Stock (Cost $4,142)		3,682

See financial notes 55

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.6% of net assets

Commercial Paper & Other Obligations 1.6%
Citibank, London Time Deposit
0.56%, 11/03/08	3,478	3,478

Total Short-Term Investment (Cost $3,478)		3,478

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $285,340 and the unrealized appreciation and depreciation were $7,298 and ($78,811), respectively, with a net unrealized depreciation of ($71,513).

*	Non-income producing security.

56 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $285,080)		$213,827
Receivables:
Investments sold		6,073
Fund shares sold		329
Dividends		111
Income from securities on loan		36
Prepaid expenses	+	1

Total assets		220,377

Liabilities
Payables:
Investments bought		5,513
Investment advisers and administrator fees		13
Transfer agent and shareholder services fees		3
Fund shares redeemed		367
Accrued expenses	+	50

Total liabilities		5,946

Net Assets
Total assets		220,377
Total liabilities	−	5,946

Net assets		$214,431
Net Assets by Source
Capital received from investors		333,834
Net investment income not yet distributed		7
Net realized capital losses		(48,157)
Net unrealized capital losses		(71,253)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$135,515		12,959		$10.46
Select Shares	$78,916		7,481		$10.55

See financial notes 57

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $2)		$3,429
Interest		235
Securities on loan	+	345

Total investment income		4,009

Net Realized Gains and Losses
Net realized losses on investments		(46,661)
Net realized losses on futures contracts	+	(1,219)

Net realized losses		(47,880)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(125,680)
Net unrealized losses on futures contracts	+	(76)

Net unrealized losses		(125,756)

Expenses
Investment adviser and administrator fees		3,812
Transfer agent and shareholder service fees:
Investor Shares		629
Select Shares		140
Portfolio accounting fees		45
Registration fees		41
Professional fees		36
Shareholder reports		34
Custodian fees		16
Trustees’ fees		11
Interest expense		3
Other expenses	+	8

Total expenses		4,775
Expense reduction by adviser and Schwab	−	(15)

Net expenses		4,760

Increase (Decrease) in Net Assets from Operations
Total investment income		4,009
Net expenses	−	4,760

Net investment loss		(751)
Net realized losses		(47,880)
Net unrealized losses	+	(125,756)

Decrease in net assets from operations		($174,387)

58 See financial notes

 Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment loss		($751)	($3,498)
Net realized gains (losses)		(47,880)	33,493
Net unrealized losses	+	(125,756)	(23,541)

Increase (Decrease) in net assets from operations		(174,387)	6,454

Distributions to Shareholders
Distributions from net realized gains
Investor Shares		22,156	2,059
Select Shares	+	11,434	1,551

Total distributions from net realized gains		$33,590	$3,610

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		568	$8,177	9,679	$177,205
Select Shares	+	1,043	14,622	22,102	408,478

Total shares sold		1,611	$22,799	31,781	$585,683

Shares Reinvested
Investor Shares		1,303	$20,400	104	$1,890
Select Shares	+	640	10,084	49	897

Total shares reinvested		1,943	$30,484	153	$2,787

Shares Redeemed
Investor Shares		(12,120)	($178,753)	(10,906)	($199,419)
Select Shares	+	(6,725)	(100,469)	(25,103)	(450,090)

Total shares redeemed		(18,845)	($279,222)	(36,009)	($649,509)

Net transactions in fund shares		(15,291)	($225,939)	(4,075)	($61,039)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,731	$648,347	39,806	$706,542
Total decrease	+	(15,291)	(433,916)	(4,075)	(58,195)

End of period		20,440	$214,431	35,731	$648,347

Net investment income not yet distributed			$7		$7

See financial notes 59

Schwab Hedged Equity Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	3/1/05[1]-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	16.35	15.95	14.45	13.51

Income (loss) from investment operations:
Net investment income (loss)	(0.11)	0.11	0.06	0.03
Net realized and unrealized gains (losses)	(3.59)	0.36	1.74	0.91

Total from investment operations	(3.70)	0.47	1.80	0.94
Less distributions:
Distributions from net investment income	(0.13)	(0.07)	(0.04)	—
Distributions from net realized gains	—	—	(0.26)	—

Total distributions	(0.13)	(0.07)	(0.30)	—

Net asset value at end of period	12.52	16.35	15.95	14.45

Total return (%)	(22.80)	2.94	12.71	6.96	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.34	2.19	2.11	2.32	[3]
Net operating expenses (excluding dividend expense on short sales)	1.95	1.93	1.99 [4]	2.05	[3,4]
Gross operating expenses	2.34	2.19	2.12	2.35	[3]
Net investment income (loss)	(0.35)	0.64	0.58	0.56	[3]
Portfolio turnover rate	138	72	100	87	[2]
Net assets, end of period ($ x 1,000,000)	79	211	207	33

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 2.00% and 1.98% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

60 See financial notes

 Schwab Hedged Equity Fundtm

Financial Highlights continued

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	16.39	15.98	14.46	13.01	11.53

Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.14	0.07	0.04	(0.09)
Net realized and unrealized gains (losses)	(3.63)	0.36	1.76	2.05	1.57

Total from investment operations	(3.68)	0.50	1.83	2.09	1.48
Less distributions:
Distributions from net investment income	(0.16)	(0.09)	(0.05)	—	—
Distributions from net realized gains	—	—	(0.26)	(0.64)	—

Total distributions	(0.16)	(0.09)	(0.31)	(0.64)	—

Net asset value at end of period	12.55	16.39	15.98	14.46	13.01

Total return (%)	(22.66)	3.11	12.82	16.52	12.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.17 [1]	2.03 [1]	1.90	2.26	2.43
Net operating expenses (excluding dividend expense on short sales)	1.77	1.77	1.77 [2]	1.92 [2]	2.10 [2]
Gross operating expenses	2.19	2.04	1.97	2.39	2.71
Net investment income (loss)	(0.17)	0.79	0.77	0.55	(0.86)
Portfolio turnover rate	138	72	100	87	99
Net assets, end of period ($ x 1,000,000)	343	948	931	229	68
1 The ratio of net operating expenses would have been 2.02% and 2.16% for periods ended 10/31/07 and 10/31/08, respectively, if interest expenses had not been included.
2 The ratio of net operating expenses would have been 2.00%, 1.82%, and 1.76% for the periods ended 10/31/04, 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

See financial notes 61

 Schwab Hedged Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.6%		Common Stock	536,749	415,706
3.8%		Short-Term Investments	15,844	15,844

102.4%		Total Investments	552,593	431,550
(54	.6)%	Short Sales	(325,303)	(230,074)
52.2%		Other Assets and Liabilities, Net		220,099

100.0%		Total Net Assets		421,575

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.6% of net assets

Automobiles & Components 0.1%
Lear Corp. (a) *	126,800	255

Banks 2.6%
Bank of Hawaii Corp. (a)	90,500	4,589
SunTrust Banks, Inc.	32,100	1,289
UMB Financial Corp. (a)	113,000	5,122

		11,000

Capital Goods 11.1%
Acuity Brands, Inc. (a)	24,700	864
AGCO Corp. (a) *	256,000	8,069
EMCOR Group, Inc. *	513,900	9,132
Emerson Electric Co.	82,400	2,697
Fluor Corp.	38,800	1,549
Jacobs Engineering Group, Inc. *	11,400	415
Lockheed Martin Corp. (a)	87,200	7,416
Raytheon Co. (a)	253,400	12,951
Tyco International Ltd. (a)	80,000	2,023
URS Corp. *	54,600	1,605

		46,721

Commercial & Professional Supplies 3.2%
Covanta Holding Corp. (a) *	112,700	2,430
R.R. Donnelley & Sons Co. (a)	227,700	3,773
Waste Management, Inc.	228,100	7,123

		13,326

Consumer Durables & Apparel 2.8%
Hasbro, Inc.	21 7,300	6,317
Polo Ralph Lauren Corp.	12,800	604
Pulte Homes, Inc.	86,700	966
The Warnaco Group, Inc. (a) *	128,600	3,833

		11,720

Consumer Services 0.2%
Regis Corp.	54,300	672

Diversified Financials 4.4%
Discover Financial Services (a)	326,500	4,000
JPMorgan Chase & Co.	66,800	2,755
Northern Trust Corp.	141,100	7,945
optionsXpress Holdings, Inc. (a)	43,400	771
State Street Corp.	74,800	3,243

		18,714

Energy 10.8%
ConocoPhillips	9,100	473
Dresser-Rand Group, Inc. (a) *	205,800	4,610
Exxon Mobil Corp. (a)	158,600	11,755
Massey Energy Co. (a)	160,000	3,694
National-Oilwell Varco, Inc. (a) *	49,500	1,479
Noble Energy (a)	71,800	3,721
Occidental Petroleum Corp.	196,900	10,936
Patterson-UTI Energy, Inc. (a)	295,300	3,919
W&T Offshore, Inc. (a)	255,800	4,904

		45,491

Food & Staples Retailing 2.7%
BJ’s Wholesale Club, Inc. (a) *	172,000	6,055
The Kroger Co. (a)	200,450	5,504

		11,559

Food, Beverage & Tobacco 3.0%
Altria Group, Inc. (a)	114,000	2,188
Chiquita Brands International, Inc. (a) *	263,100	3,591
General Mills, Inc. (a)	45,500	3,082
The Pepsi Bottling Group, Inc.	77,200	1,785
Tyson Foods, Inc., Class A (a)	237,200	2,073

		12,719

Health Care Equipment & Services 7.6%
Baxter International, Inc.	189,000	11,433
Boston Scientific Corp. (a) *	458,400	4,139
CIGNA Corp.	59,700	973
Humana, Inc. *	172,100	5,093
Magellan Health Services, Inc. (a) *	237,500	8,773
Teleflex, Inc.	5,100	270
Thoratec Corp. *	51,000	1,256

		31,937

Household & Personal Products 3.2%
Alberto-Culver Co. (a)	77,500	1,994

62 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Church & Dwight Co., Inc. (a)	198,700	11,741

		13,735

Insurance 4.8%
American Financial Group, Inc. (a)	12,400	282
Arch Capital Group Ltd. *	3,500	244
Axis Capital Holdings Ltd. (a)	37,700	1,074
Harleysville Group, Inc.	42,700	1,348
MetLife, Inc. (a)	146,900	4,880
Prudential Financial, Inc. (a)	152,100	4,563
W. R. Berkley Corp. (a)	295,412	7,761

		20,152

Materials 3.6%
AK Steel Holding Corp. (a)	162,100	2,256
Celanese Corp., Series A (a)	150,700	2,089
Chemtura Corp.	112,300	194
MeadWestvaco Corp. (a)	49,800	699
Owens-Illinois, Inc. *	4,500	103
Rock-Tenn Co., Class A	34,600	1,052
Rockwood Holdings, Inc. *	53,500	661
Sonoco Products Co. (a)	180,700	4,550
Terra Industries, Inc.	6,900	152
The Lubrizol Corp. (a)	92,300	3,468

		15,224

Media 2.2%
Cablevision Systems Corp., Class A (a)	190,800	3,383
Liberty Global, Inc., Series A *	17,800	294
The Interpublic Group of Cos., Inc. *	77,300	401
The Walt Disney Co.	59,000	1,528
Time Warner, Inc. (a)	379,400	3,828

		9,434

Pharmaceuticals & Biotechnology 6.0%
Amgen, Inc. (a) *	51,200	3,066
Cephalon, Inc. (a) *	53,500	3,837
Forest Laboratories, Inc. *	99,000	2,300
King Pharmaceuticals, Inc. (a) *	734,600	6,457
Medicis Pharmaceutical Corp., Class A (a)	92,300	1,317
Pfizer, Inc.	230,600	4,084
The Medicines Co. (a) *	98,300	1,713
Thermo Fisher Scientific, Inc. (a) *	57,600	2,339
Watson Pharmaceuticals, Inc. *	7,300	191

		25,304

Retailing 3.5%
Family Dollar Stores, Inc. (a)	106,500	2,866
Macy’s, Inc.	6,700	82
RadioShack Corp. (a)	427,600	5,414
The Gap, Inc. (a)	486,800	6,299

		14,661

Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc. (a) *	725,900	2,947
Atmel Corp. (a) *	483,600	2,007
Integrated Device Technology, Inc. *	70,800	450
MKS Instruments, Inc. (a) *	41,700	774
Teradyne, Inc. (a) *	172,000	877

		7,055

Software & Services 7.7%
BMC Software, Inc. (a) *	478,500	12,355
Hewitt Associates, Inc., Class A (a) *	261,700	7,299
Sybase, Inc. (a) *	337,000	8,974
Synopsys, Inc. (a) *	204,200	3,733

		32,361

Technology Hardware & Equipment 8.7%
3Com Corp. *	1,871,300	5,109
Brocade Communications Systems, Inc. (a) *	309,100	1,165
Hewlett-Packard Co. (a)	339,300	12,988
International Business Machines Corp. (a)	86,600	8,051
Jabil Circuit, Inc. (a)	428,500	3,604
JDS Uniphase Corp. (a) *	769,700	4,203
Plantronics, Inc.	50,900	735
Tellabs, Inc. *	180,400	765

		36,620

Telecommunication Services 2.6%
CenturyTel, Inc.	272,900	6,853
Sprint Nextel Corp.	18,600	58
Syniverse Holdings, Inc. (a) *	93,300	1,754
Telephone & Data Systems, Inc.	94,300	2,532

		11,197

Transportation 2.5%
AMR Corp. (a) *	585,600	5,979
Arkansas Best Corp. (a)	99,700	2,910
Con-way, Inc. (a)	31,400	1,069
Union Pacific Corp.	4,200	280
Werner Enterprises, Inc.	11,300	222

		10,460

Utilities 3.6%
DTE Energy Co.	68,600	2,422
Edison International (a)	161,900	5,762
ONEOK, Inc. (a)	44,800	1,429
Portland General Electric Co. (a)	82,400	1,691
Reliant Energy, Inc. (a) *	778,200	4,085

		15,389

Total Common Stock (Cost $536,749)		415,706

See financial notes 63

 Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.8% of net assets

Repurchase Agreement 3.2%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Mortgage Discount Notes. with a value of $13,863.
0.03%, issued 10/31/08,
due 11/03/08	13,590	13,590

U.S. Treasury Bills 0.6%
U.S. Treasury Bills
0.05%, 12/18/08 (b)	250	250
0.61%, 12/18/08 (b)	100	100
0.10%, 12/18/08 (b)	150	150
0.82%, 12/18/08 (b)	4	4
0.03%, 12/18/08 (b)	1,000	1,000
0.25%, 12/18/08 (b)	750	750

		2,254

Total Short-Term Investment (Cost $15,844)		15,844

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $552,623 and the unrealized appreciation and depreciation were $20,937 and ($142,010), respectively, with a net unrealized depreciation of ($121,073).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, Long, expires 12/18/08	40	9,673	1,056

64 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Short Sales 54.6% of net assets

Automobiles & Components 0.1%
Harley-Davidson, Inc.	11,900	291

Banks 2.6%
City National Corp.	46,700	2,500
New York Community Bancorp, Inc.	35,100	550
PrivateBancorp, Inc.	5,400	194
TCF Financial Corp.	193,700	3,436
Washington Federal, Inc.	192,900	3,399
Wilmington Trust Corp.	36,000	1,039

		(11,118)

Capital Goods 5.3%
Albany International Corp., Class A	42,000	611
CLARCOR, Inc.	143,700	5,086
Franklin Electric Co., Inc.	54,000	2,277
Graco, Inc.	41,800	1,034
Kaydon Corp.	59,700	1,995
Nordson Corp.	31,600	1,167
RSC Holdings, Inc. *	80,600	592
Spirit AeroSystems Holdings, Inc., Class A *	273,300	4,408
The Boeing Co.	90,400	4,725
Watsco, Inc.	6,800	279

		(22,174)

Commercial & Professional Supplies 3.3%
Corrections Corp. of America *	111,900	2,138
Huron Consulting Group, Inc. *	75,400	4,100
Iron Mountain, Inc. *	61,900	1,503
Mine Safety Appliances Co.	171,700	4,636
The Geo Group, Inc. *	80,800	1,427

		(13,804)

Consumer Durables & Apparel 1.0%
Deckers Outdoor Corp. *	10,000	849
Hanesbrands, Inc. *	192,100	3,356

		(4,205)

Consumer Services 3.2%
Coinstar, Inc. *	77,900	1,869
Gaylord Entertainment Co. *	30,000	642
Las Vegas Sands Corp. *	63,000	894
Royal Caribbean Cruises Ltd.	45,200	613
Scientific Games Corp., Class A *	168,000	3,024
Sonic Corp. *	181,400	1,941
The Cheesecake Factory, Inc. *	253,400	2,230
Weight Watchers International, Inc.	44,900	1,405
Wynn Resorts Ltd.	13,600	821

		(13,439)

Diversified Financials 1.5%
CME Group, Inc.	500	141
Legg Mason, Inc.	15,300	340
Leucadia National Corp.	138,900	3,728
MSCI, Inc., Class A *	115,600	1,993

		(6,202)

Energy 4.3%
BPZ Resources, Inc. *	227,800	2,255
Continental Resources, Inc. *	104,700	3,391
Frontier Oil Corp.	105,300	1,391
Quicksilver Resources, Inc. *	40,000	419
Range Resources Corp.	63,900	2,698
Rowan Cos., Inc.	189,100	3,430
RPC, Inc.	68,400	724
XTO Energy, Inc.	102,100	3,671

		(17,979)

Food & Staples Retailing 1.8%
CVS Caremark Corp.	107,800	3,304
United Natural Foods, Inc. *	88,400	1,975
Walgreen Co.	24,000	611
Whole Foods Market, Inc.	165,400	1,773

		(7,663)

Food, Beverage & Tobacco 0.9%
Hansen Natural Corp. *	19,500	494
PepsiCo, Inc.	21,900	1,248
Smithfield Foods, Inc. *	185,100	1,947

		(3,689)

Health Care Equipment & Services 2.5%
Eclipsys Corp. *	38,700	575
Emeritus Corp. *	72,100	831
Healthways, Inc. *	127,200	1,285
Masimo Corp. *	29,600	947
Psychiatric Solutions, Inc. *	115,200	3,835
The Cooper Cos., Inc.	175,500	2,892

		(10,365)

Insurance 1.0%
Fidelity National Financial, Inc., Class A	490,300	4,418

Materials 4.7%
Coeur d’Alene Mines Corp. *	96,640	70
Eagle Materials, Inc.	30,500	540
Kaiser Aluminum Corp.	30,100	1,010
Martin Marietta Materials, Inc.	42,800	3,355
RTI International Metals, Inc. *	229,400	3,622
Steel Dynamics, Inc.	222,100	2,647
Texas Industries, Inc.	141,600	4,479
Titanium Metals Corp.	282,800	2,633
Westlake Chemical Corp.	88,000	1,604

		(19,960)

Media 0.3%
Lamar Advertising Co., Class A *	60,200	913

See financial notes 65

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

National CineMedia, Inc.	8,900	72
World Wrestling Entertainment, Inc., Class A	28,310	403

		(1,388)

Pharmaceuticals & Biotechnology 3.7%
AMAG Pharmaceuticals, Inc. *	20,900	639
Amylin Pharmaceuticals, Inc. *	195,500	1,996
Auxilium Pharmaceuticals, Inc. *	158,000	3,105
BioMarin Pharmaceuticals, Inc. *	70,100	1,284
Cepheid, Inc. *	272,600	3,236
Covance, Inc. *	87,100	4,355
Sequenom, Inc. *	65,500	1,179

		(15,794)

Real Estate 0.9%
CB Richard Ellis Group, Inc., Class A *	344,200	2,413
The St. Joe Co. *	45,900	1,419

		(3,832)

Retailing 2.9%
J. Crew Group, Inc. *	142,900	2,894
LKQ Corp. *	147,000	1,682
Nordstrom, Inc.	21,600	391
Sally Beauty Holdings, Inc. *	214,700	1,091
Staples, Inc.	277,000	5,382
Target Corp.	5,600	224
Williams-Sonoma, Inc.	70,000	579

		(12,243)

Semiconductors & Semiconductor Equipment 1.3%
Diodes, Inc. *	48,300	477
FormFactor, Inc. *	52,500	915
Microchip Technology, Inc.	5,200	128
Rambus, Inc. *	411,500	3,765

		(5,285)

Software & Services 4.9%
ACI Worldwide, Inc. *	52,800	723
Blackbaud, Inc.	118,700	1,804
Commvault Systems, Inc. *	63,500	680
Concur Technologies, Inc. *	73,300	1,849
Equinix, Inc. *	113,644	7,094
Omniture, Inc. *	86,200	991
Quality Systems, Inc.	53,400	2,055
Syntel, Inc.	23,800	592
THQ, Inc. *	409,500	3,051
VeriFone Holdings, Inc. *	124,500	1,414
VistaPrint Ltd. *	23,000	393

		(20,646)

Technology Hardware & Equipment 1.8%
Daktronics, Inc.	108,600	1,082
EchoStar Corp., Class A *	207,900	4,037
Polycom, Inc. *	23,200	488
SanDisk Corp. *	145,300	1,292
Zebra Technologies Corp., Class A *	43,300	876

		(7,775)

Telecommunication Services 1.1%
Cbeyond, Inc. *	61,700	742
MetroPCS Communications, Inc. *	280,500	3,854

		(4,596)

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	3,500	181
Eagle Bulk Shipping, Inc.	158,800	1,583
Genco Shipping & Trading Ltd.	64,100	1,337
Knight Transportation, Inc.	335,100	5,328

		(8,429)

Utilities 3.5%
Aqua America, Inc.	339,800	6,116
Equitable Resources, Inc.	119,500	4,148
IDACORP, Inc.	93,600	2,495
ITC Holdings Corp.	38,100	1,546
Westar Energy, Inc.	24,300	474

		(14,779)

Total Short Sales (Proceeds $325,303)
		230,074

End of Short Sale Positions.

* Non-income producing security.

66 See financial notes

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $552,593)		$431,550
Deposits with broker for short sales		223,415
Cash		1
Receivables:
Fund shares sold		418
Dividends		200
Due from brokers for futures		70
Prepaid expenses	+	4

Total assets		655,658

Liabilities
Securities sold short, at value (proceeds $325,303)		$230,074
Payables:
Investments bought		2,251
Investment adviser and administrator fees		56
Transfer agent and shareholder services fees		2
Fund shares redeemed		1,569
Dividends on short sales		82
Accrued expenses	+	49

Total liabilities		234,083

Net Assets
Total assets		655,658
Total liabilities	−	234,083

Net assets		$421,575
Net Assets by Source
Capital received from investors		482,414
Net realized capital losses		(36,081)
Net unrealized capital losses		(24,758)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$78,816		6,295		$12.52
Select Shares	$342,759		27,317		$12.55

See financial notes 67

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$10,408
Interest	+	5,069

Total investment income		15,477

Net Realized Gains and Losses
Net realized losses on investments		(2,055)
Net realized gains on short sales		9,096
Net realized gains on futures contracts	+	2,328

Net realized gains		9,369

Net Unrealized Gains and Losses
Net unrealized losses on investments		(287,318)
Net unrealized gains on short sales		103,542
Net unrealized gains on futures contracts	+	1,056

Net unrealized losses		(182,720)

Expenses
Investment adviser and administrator fees		12,943
Transfer agent and shareholder service fees:
Investor Shares		356
Select Shares		635
Dividends on short sales		3,063
Portfolio accounting fees		50
Professional fees		50
Registration fees		48
Shareholder reports		36
Custodian fees		25
Interest expense		23
Trustees’ fees		14
Tax expenses		5
Other expenses	+	11

Total expenses		17,259
Expense reduction by Schwab	−	169
Custody credit	−	2

Net expenses		17,088

Increase (Decrease) in Net Assets from Operations
Total investment income		15,477
Net expenses	−	17,088

Net investment loss		(1,611)
Net realized gains		9,369
Net unrealized losses	+	(182,720)

Decrease in net assets from operations		($174,962)

68 See financial notes

 Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/0710/31/08	11/1/06-10/31/07
Net investment income (loss)		($1,611)	$10,205
Net realized gains (losses)		9,369	(22,790)
Net unrealized gains (losses)	+	(182,720)	37,380

Increase (Decrease) in net assets from operations		(174,962)	24,795

Distributions to Shareholders
Dividends from net investment income
Investor Shares		1,512	943
Select Shares	+	8,315	5,319

Total dividends from net investment income		$9,827	$6,262

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,439	$21,463	7,347	$118,205
Select Shares	+	7,429	111,815	36,575	591,433

Total shares sold		8,868	$133,278	43,922	$709,638

Shares Reinvested
Investor Shares		90	$1,392	54	$864
Select Shares	+	424	6,600	276	4,400

Total shares reinvested		514	$7,992	330	$5,264

Shares Redeemed
Investor Shares		(8,135)	($121,483)	(7,485)	($120,355)
Select Shares	+	(38,408)	(572,804)	(37,207)	(591,582)

Total shares redeemed		(46,543)	($694,287)	(44,692)	($711,937)

Net transactions in fund shares		(37,161)	($553,017)	(440)	$2,965

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,773	$1,159,381	71,213	$1,137,883
Total increase or decrease	+	(37,161)	(737,806)	(440)	21,498

End of period		33,612	$421,575	70,773	$1,159,381

Net investment income not yet distributed			$-		$8,210

See financial notes 69

Schwab Financial Services Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.88	15.75	14.42	13.12	11.77

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.18	0.10	0.12	0.08
Net realized and unrealized gains (losses)	(6.78)	0.25	1.98	2.21	1.37

Total from investment operations	(6.60)	0.43	2.08	2.33	1.45
Less distributions:
Distributions from net investment income	(0.21)	(0.11)	(0.11)	(0.09)	(0.10)
Distributions from net realized gains	(0.02)	(0.19)	(0.64)	(0.94)	—

Total distributions	(0.23)	(0.30)	(0.75)	(1.03)	(0.10)

Net asset value at end of period	9.05	15.88	15.75	14.42	13.12

Total return (%)	(42.08)	2.75	14.85	18.62	12.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.94	0.90	0.98	1.07	1.05
Gross operating expenses	0.94	0.90	0.98	1.15	1.25
Net investment income (loss)	1.56	1.06	0.87	1.01	0.62
Portfolio turnover rate	59	54	57	74	85
Net assets, end of period ($ x 1,000,000)	84	94	95	29	20

70 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.8%	Common Stock	110,217	79,900
0.5%	Foreign Common Stock	462	432
4.3%	Short-Term Investments	3,588	3,588

99.6%	Total Investments	114,267	83,920
0.4%	Other Assets and Liabilities, Net		332

100.0%	Total Net Assets		84,252

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 94.8% of net assets

Banks 19.0%
1st Source Corp.	6,000	129
BancFirst Corp.	18,900	952
Bank of Hawaii Corp.	31,400	1,592
Commerce Bancshares, Inc.	14,846	702
First Citizens BancShares, Inc., Class A	7,408	1,133
Flagstar Bancorp, Inc.	60,000	114
Guaranty Bancorp *	2,500	11
KeyCorp	102,200	1,250
NBT Bancorp, Inc.	20,200	563
Popular, Inc.	56,100	426
Santander BanCorp	21,600	205
SunTrust Banks, Inc.	83,600	3,356
SVB Financial Group *	11,600	597
The South Financial Group, Inc.	50,100	291
UMB Financial Corp.	24,700	1,120
Webster Financial Corp.	46,500	862
Wells Fargo & Co.	67,000	2,281
WSFS Financial Corp.	8,600	412

		15,996

Commercial & Professional Supplies 0.2%
Duff & Phelps Corp., Class A *	10,000	190

Diversified Financials 42.5%
Advanta Corp., Class B	57,550	260
American Express Co.	61,000	1,678
AmeriCredit Corp. *	52,800	309
Ameriprise Financial, Inc.	117,900	2,547
Bank of America Corp.	122,800	2,968
Bank of New York Mellon Corp.	88,200	2,875
Capital One Financial Corp.	30,400	1,189
Cash America International, Inc.	30,000	1,061
Citigroup, Inc.	140,000	1,911
Discover Financial Services	60,800	745
Franklin Resources, Inc.	800	54
GAMCO Investors, Inc., Class A	25,500	971
Interactive Brokers Group, Inc., Class A *	23,500	502
JPMorgan Chase & Co.	124,600	5,140
LaBranche & Co., Inc. *	146,370	912
MarketAxess Holdings, Inc. *	25,300	145
Morgan Stanley	10,000	175
Nelnet, Inc., Class A	30,900	452
Northern Trust Corp.	55,800	3,142
PHH Corp. *	47,700	384
Raymond James Financial, Inc.	61,300	1,428
State Street Corp.	91,000	3,945
TD Ameritrade Holding Corp. *	50,000	665
The Goldman Sachs Group, Inc.	25,400	2,349

		35,807

Insurance 25.2%
American Financial Group, Inc.	77,950	1,772
Aon Corp.	8,200	347
Arch Capital Group Ltd. *	13,300	928
Assurant, Inc.	35,800	912
Axis Capital Holdings Ltd.	37,900	1,079
Berkshire Hathaway, Inc., Class A *	15	1,732
Genworth Financial, Inc., Class A	88,000	426
HCC Insurance Holdings, Inc.	44,700	986
Lincoln National Corp.	18,000	310
Loews Corp.	60,600	2,013
MetLife, Inc.	70,600	2,345
Prudential Financial, Inc.	32,700	981
RenaissanceRe Holdings Ltd.	4,700	216
The Chubb Corp.	47,400	2,456
The Hartford Financial Services Group, Inc.	31,500	325
The Travelers Cos., Inc.	51,000	2,170
Transatlantic Holdings, Inc.	7,300	313
Unum Group	98,800	1,556
W. R. Berkley Corp.	13,125	345

		21,212

Media 0.6%
Interactive Data Corp.	20,000	472

Real Estate 3.6%
AMB Property Corp.	3,500	84
AvalonBay Communities, Inc.	2,700	192
Boston Properties, Inc.	5,300	376
BRE Properties, Inc.	4,000	139
DiamondRock Hospitality Co.	10,000	52
Equity Residential	11,000	384
Essex Property Trust, Inc.	2,500	243
HCP, Inc.	9,000	269
Host Hotels & Resorts, Inc.	19,000	196
ProLogis	9,400	132
Simon Property Group, Inc.	8,000	536

See financial notes 71

 Schwab Financial Services Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)
Vornado Realty Trust	6,700	473

		3,076

Software & Services 3.7%
MasterCard, Inc., Class A	12,000	1,774
Western Union Co.	90,000	1,373

		3,147

Total Common Stock (Cost $110,217)		79,900

Foreign Common Stock 0.5% of net assets

Bermuda 0.5%

Insurance 0.5%
Platinum Underwriters Holdings, Ltd.	13,600	432

Total Foreign Common Stock (Cost $462)		432

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.3% of net assets
Citibank, London Time Deposit
0.56%, 11/03/08	2,980	2,980
0.56%, 11/03/08	608	608

Total Short-Term Investment (Cost $3,588)		3,588

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $114,264 and the unrealized appreciation and depreciation were $1,318 and ($31,662), respectively, with a net unrealized depreciation of ($30,344).

*	Non-income producing security.

72 See financial notes

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $114,267)		$83,920
Receivables:
Investments sold		871
Fund shares sold		270
Dividends		97
Income from securities on loan	+	10

Total assets		85,168

Liabilities
Payables:
Investments bought		853
Investment advisers and administrator fees		3
Transfer agent and shareholder services fees		2
Fund shares redeemed		26
Accrued expenses	+	32

Total liabilities		916

Net Assets
Total assets		85,168
Total liabilities	−	916

Net assets		$84,252
Net Assets by Source
Capital received from investors		122,396
Net investment income not yet distributed		989
Net realized capital losses		(8,786)
Net unrealized capital losses		(30,347)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$84,252		9,310		$9.05

See financial notes 73

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1)		$2,019
Interest		83
Securities on loan	+	83

Total investment income		2,185

Net Realized Gains and Losses
Net realized losses on investments		(8,838)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(41,408)

Expenses
Investment adviser and administrator fees		472
Transfer agent and shareholder service fees		218
Portfolio accounting fees		38
Registration fees		32
Professional fees		29
Shareholder reports		15
Trustees’ fees		8
Custodian fees		7
Other expenses	+	2

Net expenses		821

Increase (Decrease) in Net Assets from Operations
Total investment income		2,185
Net expenses	−	821

Net investment income		1,364
Net realized losses		(8,838)
Net unrealized losses	+	(41,408)

Decrease in net assets from operations		($48,882)

74 See financial notes

 Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$1,364	$1,099
Net realized gains (losses)		(8,838)	184
Net unrealized gains (losses)	+	(41,408)	1,303

Increase (Decrease) in net assets from operations		(48,882)	2,586

Distributions to Shareholders
Distribution from net investment income		1,182	704
Distribution from net realized gains	+	140	1,228

Total distributions		$1,322	$1,932

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,693	$82,051	2,478	$39,875
Shares Reinvested		83	1,188	108	1,727
Shares Redeemed	+	(3,361)	(42,425)	(2,738)	(43,871)

Net transactions in fund shares		3,415	$40,814	(152)	($2,269)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,895	$93,642	6,047	$95,257
Total increase or decrease	+	3,415	(9,390)	(152)	(1,615)

End of period		9,310	$84,252	5,895	$93,642

Net investment income not yet distributed			$989		$860

See financial notes 75

Schwab Health Care Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	17.08	15.05	14.03	10.78	8.43

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.05	(0.01)	(0.02)	(0.06)
Net realized and unrealized gains (losses)	(4.46)	2.11	1.03	3.27	2.41

Total from investment operations	(4.38)	2.16	1.02	3.25	2.35
Less distributions:
Distributions from net investment income	(0.05)	—	—	—	—
Distributions from net realized gains	(0.10)	(0.13)	—	—	—

Total distributions	(0.15)	(0.13)	—	—	—

Net asset value at end of period	12.55	17.08	15.05	14.03	10.78

Total return (%)	(25.87)	14.49	7.27	30.15	27.88

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	0.82	0.84	0.89	1.04
Gross operating expenses	0.82	0.82	0.84	0.89	1.07
Net investment income (loss)	0.48	0.32	(0.07)	(0.28)	(0.73)
Portfolio turnover rate	50	34	76	42	105
Net assets, end of period ($ x 1,000,000)	545	834	611	397	54

76 See financial notes

 Schwab Health Care Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.0%		Common Stock	597,752	533,613
2.6%		Short-Term Investments	14,142	14,142

100.6%		Total Investments	611,894	547,755
(0	.6)%	Other Assets and Liabilities, Net		(3,071)

100.0%		Total Net Assets		544,684

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.0% of net assets

Health Care Equipment & Services 38.4%
Aetna, Inc.	230,600	5,735
Alliance Imaging, Inc. *	75,000	611
AmerisourceBergen Corp.	150,000	4,690
Analogic Corp.	15,000	662
Baxter International, Inc.	510,000	30,850
Beckman Coulter, Inc.	50,000	2,496
Becton, Dickinson & Co.	260,000	18,044
Boston Scientific Corp. *	800,000	7,224
C.R. Bard, Inc.	65,000	5,736
Centene Corp. *	75,000	1,413
Cerner Corp. *	50,000	1,861
CIGNA Corp.	400,000	6,520
CONMED Corp. *	125,000	3,275
Covidien Ltd.	200,000	8,858
Datascope Corp.	7,500	376
DaVita, Inc. *	125,000	7,094
DENTSPLY International, Inc.	180,000	5,468
Edwards Lifesciences Corp. *	100,000	5,284
Express Scripts, Inc. *	300,000	18,183
Gen-Probe, Inc. *	50,000	2,353
Hanger Orthopedic Group, Inc. *	25,000	417
Hill-Rom Holdings, Inc.	50,000	1,138
Humana, Inc. *	174,300	5,158
Invacare Corp.	175,000	3,183
Inverness Medical Innovations, Inc. *	50,000	958
Kindred Healthcare, Inc. *	100,000	1,449
LifePoint Hospitals, Inc. *	50,000	1,199
Magellan Health Services, Inc. *	80,000	2,955
McKesson Corp.	50,000	1,840
Medco Health Solutions, Inc. *	100,000	3,795
Medtronic, Inc.	420,000	16,939
Merit Medical Systems, Inc. *	75,000	1,373
Molina Healthcare, Inc. *	50,000	1,114
Omnicare, Inc.	250,000	6,892
Owens & Minor, Inc.	62,500	2,704
Quest Diagnostics, Inc.	175,000	8,190
STERIS Corp.	25,000	851
Synovis Life Technologies, Inc. *	40,000	700
Thoratec Corp. *	75,000	1,846
UnitedHealth Group, Inc.	50,000	1,187
Varian Medical Systems, Inc. *	185,000	8,419

		209,040

Materials 0.8%
Sigma-Aldrich Corp.	100,000	4,386

Pharmaceuticals & Biotechnology 57.8%
Abbott Laboratories	465,000	25,645
Accelrys, Inc. *	73,100	350
Adolor Corp. *	175,000	551
Albany Molecular Research, Inc. *	25,000	316
Alkermes, Inc. *	75,000	741
Amgen, Inc. *	450,000	26,950
Bio-Imaging Technologies, Inc. *	10,000	41
Bio-Rad Laboratories, Inc., Class A *	15,000	1,281
Biogen Idec, Inc. *	250,000	10,637
Bristol-Myers Squibb Co.	550,000	11,302
Celgene Corp. *	160,000	10,282
Cephalon, Inc. *	150,000	10,758
CV Therapeutics, Inc. *	100,000	933
Eli Lilly & Co.	330,000	11,161
Endo Pharmaceuticals Holdings, Inc. *	175,000	3,238
Enzon Pharmaceuticals, Inc. *	25,000	124
Forest Laboratories, Inc. *	423,900	9,847
Genentech, Inc. *	100,000	8,294
Genzyme Corp. *	175,000	12,754
Invitrogen Corp. *	210,000	6,046
Isis Pharmaceuticals, Inc. *	75,000	1,055
Johnson & Johnson	550,000	33,737
King Pharmaceuticals, Inc. *	1,494,300	13,135
Martek Biosciences Corp. *	87,500	2,610
Matrixx Initiatives, Inc. *	5,000	82
Medicis Pharmaceutical Corp., Class A	300,000	4,281
Merck & Co., Inc.	708,900	21,940
Nabi Biopharmaceuticals *	100,000	392
NPS Pharmacuticals, Inc. *	25,000	175
PerkinElmer, Inc.	89,900	1,613
Perrigo Co.	75,000	2,550
Pfizer, Inc.	1,500,000	26,565
Schering-Plough Corp.	550,000	7,969
Techne Corp.	25,000	1,726
The Medicines Co. *	250,000	4,357
Thermo Fisher Scientific, Inc. *	350,000	14,210
Valeant Pharmaceuticals International *	75,000	1,408
ViroPharma, Inc. *	150,000	1,881
Warner Chilcott Ltd., Class A *	200,000	2,774
Waters Corp. *	50,000	2,190
Watson Pharmaceuticals, Inc. *	475,000	12,431

See financial notes 77

 Schwab Health Care Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)
Wyeth	200,000	6,436

		314,768

Real Estate 1.0%
Health Care REIT, Inc.	50,000	2,225
Healthcare Realty Trust, Inc.	125,000	3,194

		5,419

Total Common Stock (Cost $597,752)		533,613

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.6% of net assets

Commercial Paper & Other Obligations 2.3%
Citibank, London Time Deposit
0.56%, 11/03/08	12,678	12,678

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.41%, 12/18/08 (a)	200	200
0.15%, 12/18/08 (a)	60	60
0.03%, 12/18/08 (a)	845	844
0.87%, 12/18/08 (a)	360	360

		1,464

Total Short-Term Investment (Cost $14,142)		14,142

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $611,988 and the unrealized appreciation and depreciation were $35,327 and ($99,560), respectively, with a net unrealized depreciation of ($64,233).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	200	9,673	(2,209)

78 See financial notes

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $611,894)		$547,755
Receivables:
Fund shares sold		490
Dividends		264
Due from brokers for futures		50
Income from securities on loan		32
Prepaid expenses	+	4

Total assets		548,595

Liabilities
Payables:
Investments bought		3,166
Investment adviser and administrator fees		22
Transfer agent and shareholder service fees		10
Fund shares redeemed		635
Accrued expenses	+	78

Total liabilities		3,911

Net Assets
Total assets		548,595
Total liabilities	−	3,911

Net assets		$544,684
Net Assets by Source
Capital received from investors		613,667
Net investment income not yet distributed		3,430
Net realized capital losses		(6,065)
Net unrealized capital losses		(66,348)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$544,684		43,402		$12.55

See financial notes 79

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends		$8,929
Interest		528
Securities on loan	+	135

Total investment income		9,592

Net Realized Gains and Losses
Net realized gains on investments		1,380
Net realized losses on futures contracts	+	(6,557)

Net realized losses		(5,177)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(206,455)
Net unrealized losses on futures contracts	+	(2,779)

Net unrealized losses		(209,234)

Expenses
Investment adviser and administrator fees		3,921
Transfer agent and shareholder service fees		1,842
Shareholder reports		91
Registration fees		58
Portfolio accounting fees		51
Professional fees		32
Custodian fees		25
Trustees’ fees		13
Other expenses	+	8

Net expenses		6,041

Increase (Decrease) in Net Assets from Operations
Total investment income		9,592
Net expenses	−	6,041

Net investment Income		3,551
Net realized losses		(5,177)
Net unrealized losses	+	(209,234)

Decrease in net assets from operations		($210,860)

80 See financial notes

 Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$3,551	$2,267
Net realized gains (losses)		(5,177)	4,674
Net unrealized gains (losses)	+	(209,234)	83,662

Increase (Decrease) in net assets from operations		(210,860)	90,603

Distributions to Shareholders
Distributions from net investment income		2,381	—
Distributions from net realized gains	+	4,855	5,277

Total distributions		$7,236	$5,277

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		12,076	$187,775	20,648	$335,280
Shares Reinvested		396	6,542	318	4,816
Shares Redeemed	+	(17,912)	(265,632)	(12,749)	(202,578)

Net transactions in fund shares		(5,440)	($71,315)	8,217	$137,518

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		48,842	$834,095	40,625	$611,251
Total increase or decrease	+	(5,440)	(289,411)	8,217	222,844

End of period		43,402	$544,684	48,842	$834,095

Net investment income not yet distributed			$3,430		$2,267

See financial notes 81

 Schwab Active Equity Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, and Schwab Health Care Fund each offer one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s

82

 Schwab Active Equity Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Short Sale: Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out.

 83

 Schwab Active Equity Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short are recorded as an expense on the fund’s records.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income once a year, with the exception of Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

84

 Schwab Active Equity Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds, if any, may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in a funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

 85

 Schwab Active Equity Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Average daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

First $500 million	0.91%	0.54%	0.775%	0.87%	0.975%	1.675%
$500 million to $1 billion	0.885%	0.49%	0.77%	0.85%	0.93%	1.65%
$1 billion to $2 billion	0.860%	n/a	0.76%	0.83%	0.91%	1.63%
over $2 billion	n/a	n/a	n/a	0.81%	n/a	n/a

	Financial	Health
Average daily net assets	Services Fund	Care Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
$1 billion to $2 billion	0.490%	0.490%
over $2 billion	n/a	n/a

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Investor Shares	1.30%	0.75%	1.10%	1.20%	1.30%	2.00%	**
Select Shares*	1.15%	n/a	0.95%	0.99%	1.12%	1.77%	**

	Financial	Health
	Services Fund	Care Fund

Investor Shares	1.10%	1.10%
Select Shares*	n/a	n/a%

*	Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.
**	Excluding dividend and interest paid on securities sold short.

86

 Schwab Active Equity Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Active Equity Fund owned by other Schwab Funds as of October 31, 2008.

	Core	Dividend		Small-Cap
	Equity Fund	Equity Fund		Equity Fund

Schwab Funds:
Target 2010	1.2%	0.3%		1.5%
Target 2015	0.1%	—	*	0.1%
Target 2020	2.8%	0.6%		3.3%
Target 2025	0.1%	—	*	0.2%
Target 2030	2.3%	0.5%		3.4%
Target 2035	0.1%	—	*	0.2%
Target 2040	1.9%	0.4%		2.8%
Retirement Income	—	0.4%		—
Schwab Balanced Fund	3.1%

*	Less than 0.05%

As of October 31, 2008, the shares owned by the Schwab Charitable Giving Trust as a percentage of the total share of the Dividend Equity Fund is 4.8%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Premier Equity Fund	$14,487
Core Equity Fund	19,125
Dividend Equity Fund	2,789
Large-Cap Growth Fund	3,982
Small-Cap Equity Fund	1,770
Hedged Equity Fund	—
Financial Services Fund	—
Health Care Fund	12,047

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity by the funds during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an

 87

 Schwab Active Equity Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Premier Equity Fund	$1,091,279	$1,538,903
Core Equity Fund	702,512	661,618
Dividend Equity Fund	382,655	601,245
Large-Cap Growth Fund	261,927	267,337
Small-Cap Equity Fund	193,223	454,702
Hedged Equity Fund*	1,050,552	1,380,249
Financial Services Fund	90,056	49,692
Health Care Fund	357,194	422,560

*	Included securities sold short.

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior year are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(11/01/06-10/31/07)

Premier Equity Fund
Investor Shares	$5	$16
Select Shares	4	10
Core Equity Fund	57	83
Dividend Equity Fund
Investor Shares	23	45
Select Shares	22	28
Large-Cap Growth Fund
Investor Shares	6	15
Select Shares	10	10
Small-Cap Equity Fund
Investor Shares	3	30
Select Shares	0	15
Hedged Equity Fund
Investor Shares	5	14
Select Shares	19	157
Financial Services Fund	38	8
Health Care Fund	49	58

88

 Schwab Active Equity Funds

Financial Notes (continued)

9.	Other
(All dollar amounts are x 1,000)

As a result of Lehman Brothers Holdings Inc. (Lehman) bankruptcy, the funds used their collateral deposit for all open loans with Lehman to replace those securities with identical securities. These transactions resulted in the funds recognizing the following gains or losses for financial statement purposes in accordance with Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (“FAS 140”) that are not recognized for Federal Income Tax purposes:

Schwab Small Cap Equity Fund	($33)
Schwab Health Care Fund	18
Schwab Core Equity Fund	(2,301)

10.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

distributable

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Undistributed Ordinary income	$3,076	$18,140	$2,236	$1,244	$—	$—
Undistributed long-term capital gains	—	—	—	—	—	—
Unrealized appreciation	30,296	57,789	74,356	8,007	7,298	20,937
Unrealized depreciation	(193,053)	(380,257)	(305,994)	(97,429)	(78,811)	(142,010)
Other unrealized appreciation/(depreciation)	—	—	—	—	—	95,229
Net unrealized appreciation/(depreciation)	$(162,757)	$(322,468)	$(231,638)	$(89,422)	$(71,513)	$(25,844)

	Financial	Health Care
	Services Fund	Fund

Undistributed Ordinary income	$987	$3,418
Undistributed long-term capital gains	—	—
Unrealized appreciation	1,318	35,327
Unrealized depreciation	(31,662)	(99,560)
Other unrealized appreciation/(depreciation)	—	—
Net unrealized appreciation/(depreciation)	$(30,344)	$(64,233)

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REIT), Partnerships and the tax deferral of losses on wash sales.

 89

 Schwab Active Equity Funds

Financial Notes (continued)

10.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expire	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

2013	$—	$—	$—	$158	$—	$—
2014	—	—	—	2,674	—	12,200
2015	—	—	—	2,012	—	22,795
2016	58,079	84,157	43,921	53,983	47,891	—

Total	$58,079	$84,157	$43,921	$58,827	$47,891	$34,995

	Financial	Health Care
	Services Fund	Fund

2013	$—	$—
2014	—	—
2015	—	—
2016	8,786	8,169

Total	$8,786	$8,169

As of October 31, 2008, capital losses utilized to offset current year’s capital gains were as follows:

Hedged
Equity Fund

Capital losses utilized	$10,335

The tax-basis components of distributions paid during the current and prior periods were:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Current period distributions
Ordinary income	$4,601	$18,273	$39,286	$2,312	$—	$9,827
Long-term capital gains	98,352	4,680	7,001	—	33,590	—

Prior period distributions
Ordinary income	$2,003	$7,073	$32,649	$550	$—	$6,262
Long-term capital gains	—	21,463	30,177	—	$3,610	—

	Financial	Health Care
	Services Fund	Fund

Current period distributions
Ordinary income	$1,183	$2,384
Long-term capital gains	139	4,852

Prior period distributions
Ordinary income	$799	$—
Long-term capital gains	1,133	5,277

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in

90

 Schwab Active Equity Funds

Financial Notes (continued)

10.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital Shares	$—	$—	$—	$—	$(758)	$(3,107)
Undistributed net investment income	(10)	(2)	(4)	—	751	3,228
Net realized capital gains and losses	10	2	4	—	7	(121)

	Financial	Health
	Services Fund	Care Fund

Undistributed net investment income	(53)	(7)
Net realized capital gains and losses	53	7

As of October 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

 91

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, and Schwab Health Care Fund (eight of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

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Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

Premier Equity Fund	100
Core Equity Fund	100
Dividend Equity Fund	100
Large-Cap Growth Fund	100
Small-Cap Equity Fund	—
Hedged Equity Fund	84
Financial Services Fund	100
Health Care Fund	100

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

Premier Equity Fund	$4,601
Core Equity Fund	18,273
Dividend Equity Fund	39,286
Large-Cap Growth Fund	2,312
Small-Cap Equity Fund	—
Hedged Equity Fund	9,827
Financial Services Fund	1,182
Health Care Fund	2,384

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

Premier Equity Fund	$98,352
Core Equity Fund	4,680
Dividend Equity Fund	7,001
Large-Cap Growth Fund	—
Small-Cap Equity Fund	33,590
Hedged Equity Fund	—
Financial Services Fund	139
Health Care Fund	4,852

 93

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of

94

this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 95

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

96

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 97

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 99

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26298-05

Annual report dated October 31, 2008 enclosed.

Schwab Balanced Fundtm
(formerly Schwab Viewpoints Fund tm)

You could have received this
document faster via email.

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at www.schwab.com/edelivery.

This wrapper is not part of the shareholder reports.

Schwab MarketTrack Portfolios

A fast, easy way to a diversified portfolio of index funds
Give your portfolio a good, diversified base. Schwab MarketTrack Portfolios® offers four index fund portfolios, each with a different mix of investments to match your risk tolerance and goals—in one cost-effective mutual fund.

•	Choose from four distinct portfolios. Select one that’s right for you based on its risk/return characteristics.
•	Get the power of indexing plus asset allocation. Indexing offers the potential to keep pace with market performance. And asset allocation helps you reduce risk.
•	Take advantage of low investment minimums. Invest for as little as $100 for all account types, and pay no loads or transaction fees.

See MarketTrack Portfolio investments below:

To learn more
For more information on Schwab MarketTrack Portfolios, call 1-888-304-2312 or visit www.schwab.com/markettrack.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

©2008 Charles Schwab & Co., Inc. Member SIPC (1208-5965)

Schwab Balanced Fundtm
(formerly Schwab Viewpoints Fund tm)

Annual Report
October 31, 2008

Schwab Balanced Fundtm

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	-23.56%

Benchmark: Balanced Blended Index	-22.96%
Fund Category: Morningstar Moderate Allocation	-28.91%

Performance Details	pages 6-7

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Balanced Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Balanced Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summary on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our fund.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Balanced Fund 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab Balanced Fund

Fund Management

Jeffrey Mortimer, CFA, Chief Investment officer, Charles Schwab Investment Management, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the fund. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day to-day co-management of the fund. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.

Schwab Balanced Fund 5

Schwab Balanced Fundtm

Schwab Balanced Fund Investor Shares returned -23.56% for the period, underperforming the Balanced Blended Benchmark, which returned -22.96%. During the period, the fund was converted to and renamed the Schwab Balanced Fund from the Schwab Viewpoints Fund. The change resulted in a 60% equity, 40% fixed income blended fund comprised of Schwab and Laudus branded mutual funds. The fund is now considered an actively managed fund-of-funds, primarily holding the Schwab Core Equity Fund, the Schwab Total Bond Market Fund, and the Laudus Small-Cap MarketMasters Fund.

The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

During the period, the equity portion of the Schwab Balanced Fund’s portfolio experienced the largest drop in returns. The Schwab Core Equity Fund returned -33.71%, which outperformed the -36.10% for the S&P 500 Index. In the small-cap portion of the portfolio, the Laudus Small-Cap MarketMasters Fund declined by -34.28%, slightly underperforming the -34.16% drop in the Russell 2000 Index. In the fixed income market, investors continued their flight to safety, which drove down prices of non-U.S. Treasury debt securities, regardless of quality. Due to these extraordinary market conditions, the fixed income portion also contributed to the portfolio’s overall negative performance. The Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%.

As of 10/31/08:

 Statistics

Number of Holdings	4
Weighted Average
Market Cap

($ x 1,000,000)	$64,973

Price/Earnings Ratio (P/E)	12.9

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	267%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	60.0%

Fixed - Income Funds	37.3%

Short-Term Investments	2.7%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	53.1%

Schwab Total Bond Market Fund	37.3%
Laudus Small-Cap MarketMasters

Fund, Select Shares	6.9%

Fixed Income Clearing Corp.	2.7%

Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Balanced Fund

 Schwab Balanced Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	-23.56%	1.60%	3.69%
Benchmark: Balanced Blended Index	-22.96%	1.73%	2.53%
Fund Category: Morningstar Moderate Allocation	-28.91%	0.75%	2.17%

Fund Expense Ratios3: Net 0.69%; Gross 0.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.69%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Balanced Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1,2]	Account Value	(Net of Expenses)	During Period[3,4]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Balanced Fundtm
Actual Return	0.00%	$1,000	$822.40	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Six-month annualized expense ratio is less than 0.01.

[3]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

[4]	Effective February 28, 2008. Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.00%, through 2/27/09; does not include expenses of underlying funds in which the fund invests.

8 Schwab Balanced Fund

Schwab Balanced Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-		11/1/05-		11/1/04-	11/1/03-
	10/31/08[1]	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	13.86	13.39		12.85		11.88	11.07

Income (loss) from investment operations:
Net investment income (loss)	0.20 [2]	0.25	[2]	0.25	[2]	0.15	0.08
Net realized and unrealized gains (losses)	(3.26)[2]	1.06	[2]	0.83	[2]	0.91	0.86

Total from investment operations	(3.06)	1.31		1.08		1.06	0.94
Less distributions:
Distributions from net investment income	(0.29)	(0.24)		(0.16)		(0.09)	(0.13)
Distributions from net realized gains	(0.69)	(0.60)		(0.38)		—	—

Total distributions	(0.98)	(0.84)		(0.54)		(0.09)	(0.13)

Net asset value at end of period	9.82	13.86		13.39		12.85	11.88

Total return (%)	(23.56)	10.24		8.59		8.92	8.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	1.02	[3]	1.03	[3]	1.10	1.10
Gross operating expenses	0.53	1.27		1.26		1.27	1.32
Net investment income (loss)	1.81	1.84		1.90		1.14	0.68
Portfolio turnover rate	267	244		244		283	242
Net assets, end of period ($ x 1,000,000)	85	112		122		130	130
1 Effective on February 28, 2008, all outstanding Select Shares were converted into Investor Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on average shares outstanding during the period.
3 The ratio of net operating expenses would have been 1.10% for both periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been included.

See financial notes 9

 Schwab Balanced Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.3%	Other Investment Companies	102,928	82,601
2.7%	Short-Term Investment	2,280	2,280

100.0%	Total Investments	105,208	84,881
0.0%	Other Assets and Liabilities		(40)

100.0%	Net Assets		84,841

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.3% of net assets
Laudus Small-Cap MarketMasters Fund, Select Shares (a) *	662,831	5,873
Schwab Core Equity Fund (a)	3,356,644	45,080
Schwab Total Bond Market Fund (a)	3,688,621	31,648

Total Other Investment Companies (Cost $102,928)		82,601

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.7% of net assets

Repurchase Agreement 2.7%
Fixed Income Clearing Corp. Fully collateralized by Federal National Mortgage Association with a value of $2,326. 0.03%, issued 10/31/08, due 11/03/08	2,280	2,280

Total Short-Term Investment (Cost $2,280)		2,280

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $105,661, and the unrealized appreciation and depreciation were $0 and ($20,780), respectively, with a net depreciation of ($20,780).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

11/05/2008	RUB	276	USD	11	(1)
11/05/2008	USD	10	RUB	276	1

Net unrealized gains/ (losses)on Forward Foreign Currency Contracts					—

10 See financial notes

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $105,208)		$84,881
Cash		1
Receivables:
Dividends		155
Fund shares sold		25
Due from investment adviser		3
Unrealized gains on forward foreign currency contracts		1
Prepaid expenses	+	1

Total assets		85,067

Liabilities
Payables:
Investments bought		156
Fund shares redeemed		7
Unrealized losses on forward foreign currency contracts		1
Accrued expenses	+	62

Total liabilities		226

Net Assets
Total assets		85,067
Total liabilities	−	226

Net assets		$84,841
Net Assets by Source
Capital received from investors		100,833
Net investment income not yet distributed		2,062
Net realized capital gains		2,273
Net unrealized capital losses		(20,327)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$84,841		8,636		$9.82

See financial notes 11

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from unaffiliated investments (net of foreign withholding taxes of $4)		$409
Dividends received from affiliated underlying funds		1,268
Interest	+	856

Total investment income		2,533

Net Realized Gains and Losses
Net realized gains on investments		556
Net realized losses on short sales		(516)
Net realized gains on foreign currency transactions		297
Net realized losses on written option contracts		(497)
Net realized gains on futures contracts		916
Net realized gains on swap agreements	+	2,404

Net realized gains		3,160

Net Unrealized Gains and Losses
Net unrealized losses on investments		(33,993)
Net unrealized losses on short sales		(11)
Net unrealized gains on foreign currency translations		121
Net unrealized losses on written option contracts		(14)
Net unrealized gains on futures contracts		195
Net unrealized losses on swap agreements	+	(234)

Net unrealized losses		(33,936)

Expenses
Investment adviser and administrator fees		323
Transfer agent and shareholder service fees:
Investor Shares		84
Select Shares[1]		16
Portfolio accounting fees		55
Shareholder reports		52
Professional fees		47
Custodian fees		32
Registration fees		26
Interest expense		9
Trustees’ fees		8
Other expenses	+	8

Total expenses		660
Expense reduction by adviser and Schwab	−	205
Custody credits	−	1

Net expenses		454

Increase (Decrease) in Net Assets from Operations
Total investment income		2,533
Net expenses	−	454

Net investment income		2,079
Net realized gains		3,160
Net unrealized losses	+	(33,936)

Decrease in net assets from operations		($28,697)

[1]	Effective on February 28, 2008, all outstanding Select Shares were converted into Investor Shares.

12 See financial notes

 Schwab Balanced Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$2,079	$2,745
Net realized gains		3,160	7,306
Net unrealized gains (losses)	+	(33,936)	4,412

Increase (Decrease) in net assets from operations		(28,697)	14,463

Distributions to Shareholders
Distributions from net investment income
Investor Shares		2,272	2,110
Select Shares	+	573	541

Total distributions from net investment income		2,845	2,651

Distributions from net realized gains
Investor Shares		5,482	5,431
Select Shares	+	1,276	1,254

Total distributions from net realized gains		6,758	6,685

Total distributions		$9,603	$9,336

Transactions in Fund Shares[1]

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,660	$31,962	616	$8,271
Select Shares	+	125	1,558	375	5,047

Total shares sold		2,785	$33,520	991	$13,318

Shares Reinvested
Investor Shares		593	$7,378	555	$7,169
Select Shares	+	132	1,638	127	1,635

Total shares reinvested		725	$9,016	682	$8,804

Shares Redeemed
Investor Shares		(2,719)	($31,898)	(2,169)	($29,082)
Select Shares	+	(2,242)	(27,365)	(623)	(8,345)

Total shares redeemed		(4,961)	($59,263)	(2,792)	($37,427)

Net transactions in fund shares		(1,451)	($16,727)	(1,119)	($15,305)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,087	$139,868	11,206	$150,046
Total decrease	+	(1,451)	(55,027)	(1,119)	(10,178)

End of period		8,636	$84,841	10,087	$139,868

Net investment income not yet distributed			$2,062		$2,312

[1]	Effective on February 28, 2008, all outstanding Select Shares (1,906 shares valued at $23,077) were converted into Investor Shares.

See financial notes 13

 Schwab Balanced Fund

Financial Notes

1. Business Structure of the Funds

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Balanced Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Effective February 28, 2008, the Schwab Viewpoints Fund was renamed the Schwab Balanced Fund and has become a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other mutual funds, including exchange traded funds. In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 9) at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying mutual funds: valued at their respective net asset values as determined by the fund in accordance with the 1940 Act for a given day.

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

14

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Swap agreements: swaps are valued either based on a model that constructs swap yield curves using market data in order to calculate proceeds, or swaps are valued based on dealer quotes.

•	Options: open contracts are valued at their last quoted sale price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Short Sale: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statement of Assets and Liabilities.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

 15

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, a fund and counterparty agree to swap payments that are based on two different interest rates.

The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, the fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay the fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A credit swap or credit default swap is a bilateral financial contract in which one counterparty (the protection buyer) pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the protection seller following a credit event of a reference entity. The definitions of a credit event and the settlement mechanism used to determine the contingent payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, the fund could experience unanticipated losses if one or both rates failed to behave as expected. The fund also could lose money in an interest rate swap or a credit default swap if the counterparty failed to honor the terms of the swap agreement.

Options: The fund is authorized to write options and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short is recorded as an expense on the fund’s Statement of Operations.

Options purchased are recorded as assets to the extent of premium paid and written options are recorded as liabilities to the extent of premiums received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording gains and losses on swaps based on the effective date and terms of the swap agreement. Realized gains and losses are recognized on

16

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

interest rate swaps at the termination or closing of the agreement. Credit default swaps record gains or losses when a credit event occurs involving the underlying entity.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. The fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown

 17

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund financial statement disclosures.

3. Risk Factors

The fund’s investments in underlying funds involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and setting portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Effective February 28, 2008, the investment advisor discontinued the fee for its advisory and administrative services. However, the underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The fund is not charged such fees directly. These fees are included in the net asset value of the underlying funds. CSIM and Schwab have made agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%, through February 27, 2009.

18

 Schwab Balanced Fund

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Prior to February 28, 2008, for its advisory and administrative services to the fund, the investment adviser was entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.775%
$500 million to $1 billion	0.75%
Over $1 billion	0.725%

Prior to February 28, 2008, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Also prior to February 28, 2008, CSIM and Schwab made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Investor Shares	1.10%
Select Shares	0.95%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the year ended October 31, 2008, the fund’s total security transactions with other Schwab Funds was $12,148.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of October 31, 2008, the percentages of shares of other related funds owned by the Balanced Fund are:

Schwab Active Equity Funds:
Core Equity Fund	3.1%
Laudus MarketMasters Funds:
Small-Cap MarketMasters Fund	1.8%
Schwab Bond Funds:
Total Bond Market Fund	3.0%

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity by the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund covered in this report has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted

 19

 Schwab Balanced Fund

Financial Notes (continued)

6. Borrowing from Banks (continued):

line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There were no borrowings from the line of credit by the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of
Long-Term U.S.	Purchases of other	Total Purchase of
Government	Long-Term	Long-Term
Securities Transactions*	Securities	Securities

$173,095	$142,849	$315,944

Sales/Maturities of
Long-Term U.S.	Sales/Maturities of	Total Sales/Maturities
Government	other Long-Term	of Long-Term
Securities Transactions*	Securities	Securities

$215,466	$125,149	$340,615

* Includes securities guaranteed by U.S. Government Agencies.

8.	Options Written:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, the fund’s swaptions and option activity was as follows:

Options Written	Notional Amount	Premiums

Beginning of Period	13,400	$277
Options Written	6,400	154
Options Closed	(19,800)	(415)
Options Expired	(—)	(16)
Options Exercised	—	—

End of Period	—	$—

9.	Redemption Fee:
(All dollar amounts are x 1,000)

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $4 and $6, respectively.

20

 Schwab Balanced Fund

Financial Notes (continued)

10.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,062
Undistributed long-term capital gains	2,727
Unrealized appreciation	—
Unrealized depreciation	(20,780)
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	($20,780)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

The tax-basis components of distributions paid during the current and prior periods were:

	Current Period	Prior Period

Ordinary income	$4,039	$2,651
Long-term capital gains	5,564	6,685
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the fund made the following reclassifications:

Capital Shares	$—
Undistributed net investment income	516
Net realized capital gains and losses	(516)

As of October 31, 2008, management has reviewed the tax positions for open tax periods, as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Balanced Fund (formerly Schwab Viewpoints Fund, one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

22

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 21.05% percentage of the fund’s dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction.

For the fiscal year ended October 31, 2008, the fund designates $1,662 of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

For the fiscal year ended October 31, 2008, the fund hereby designates $5,564 as a capital gain dividend.

 23

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Balanced Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2. the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered the fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder

24

risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the fund supported renewal of the Agreement.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by

CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 25

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

26

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 27

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

28

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 29

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR36112-02

Annual report dated October 31, 2008 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Schwab MarketTrack Portfolios

A fast, easy way to a diversified portfolio of index funds
Give your portfolio a good, diversified base. Schwab MarketTrack Portfolios® offers four index fund portfolios, each with a different mix of investments to match your risk tolerance and goals—in one cost-effective mutual fund.

•	Choose from four distinct portfolios. Select one that’s right for you based on its risk/return characteristics.
•	Get the power of indexing plus asset allocation. Indexing offers the potential to keep pace with market performance. And asset allocation helps you reduce risk.
•	Take advantage of low investment minimums. Invest for as little as $100 for all account types, and pay no loads or transaction fees.

See MarketTrack Portfolio investments below:

To learn more
For more information on Schwab MarketTrack Portfolios, call 1-888-304-2312 or visit www.schwab.com/markettrack.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

©2008 Charles Schwab & Co., Inc. Member SIPC (1208-5965)

Schwab Equity Index Funds

Annual Report
October 31, 2008

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	-36.02%
Select Shares® (Ticker Symbol: SWPPX)	-35.92%
e.Shares (Ticker Symbol: SWPEX)	-35.92%
Benchmark: S&P 500® Index	-36.10%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	-36.00%

Benchmark: S&P 500® Index	-36.10%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	-36.43%
Select Shares® (Ticker Symbol: SNXSX)	-36.33%
Benchmark: Schwab 1000 Index®	-36.49%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	-34.60%
Select Shares® (Ticker Symbol: SWSSX)	-34.48%
Benchmark: Schwab Small-Cap Index®	-34.67%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	-35.85%
Select Shares® (Ticker Symbol: SWTSX)	-35.76%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-36.43%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	-45.09%
Select Shares® (Ticker Symbol: SWISX)	-45.02%
Benchmark: Schwab International Index®	-45.43%

Performance Details	pages 16-17

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab Equity Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund Investor Shares returned -36.02% during the period, compared to the benchmark S&P 500 Index, which returned -36.10%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a benchmark sector perspective, Financials, Information Technology, and Materials experienced the largest declines during the period, down -52.06%, -41.20%, and -41.19%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Anheuser Busch Co., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$79,306

Price/Earnings Ratio (P/E)	18.6

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	15.7%

Financials	14.6%

Health Care	13.8%

Energy	13.0%

Consumer Staples	12.8%

Industrials	10.9%

Consumer Discretionary	8.2%

Utilities	3.7%

Telecommunication Services	3.3%

Materials	3.1%

Other	0.9%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.5%

General Electric Co.	2.4%

The Procter & Gambel Co.	2.3%

Microsoft Corp.	2.1%

Johnson & Johnson	2.0%

AT&T, Inc.	1.9%

JPMorgan Chase & Co.	1.8%

Chevron Corp.	1.8%
International Business Machines

Corp.	1.5%

Wal-Mart Stores, Inc.	1.5%

Total	21.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	-36.02%	0.06%	0.15%
Select Shares (5/19/97)	-35.92%	0.24%	0.32%
e.Shares (5/1/96)	-35.92%	0.20%	0.25%
Benchmark: S&P 500® Index	-36.10%	0.26%	0.40%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Fund Expense Ratios3: Investor Shares: 0.35% / Select Shares: Net 0.19%; Gross 0.20% / e.Shares: 0.20%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	-36.18%	-0.34%	-0.26%
Post-Liquidation (shares were sold)	-23.05%	-0.05%	-0.04%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.09%	-0.13%	-0.10%
Post-Liquidation (shares were sold)	-22.95%	0.16%	0.11%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	-36.09%	-0.17%	-0.16%
Post-Liquidation (shares were sold)	-22.95%	0.13%	0.06%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	0.21%
Post-Liquidation (shares were sold)	-21.39%	0.37%	0.82%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Schwab Institutional Select S&P 500 Fund returned -36.00% during the period, compared to the benchmark S&P 500 Index, which returned -36.10%. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a benchmark sector perspective, Financials, Information Technology, and Materials experienced the largest declines during the period, down -52.06%, -41.20%, and -41.19%, respectively. Relatively better performing sectors in the fund during the period were Consumer Staples and Health Care, down -11.72% and -24.21% respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Anheuser Busch Co., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$78,829

Price/Earnings Ratio (P/E)	18.8

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Information Technology	15.4%

Financials	14.3%

Health Care	13.5%

Energy	12.7%

Consumer Staples	12.5%

Industrials	10.6%

Consumer Discretionary	8.0%

Utilities	3.7%

Telecommunication Services	3.2%

Materials	3.0%

Other	3.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.4%

General Electric Co.	2.3%

The Procter & Gamble Co.	2.3%

Microsoft Corp.	2.0%

Johnson & Johnson	2.0%

AT&T, Inc.	1.8%

Chevron Corp.	1.8%

JPMorgan Chase & Co.	1.7%
International Business Machines

Corp.	1.5%

Wal-Mart Stores, Inc.	1.4%

Total	21.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	-36.00%	0.25%	-1.25%
Benchmark: S&P 500® Index	-36.10%	0.26%	-1.18%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	-0.52%

Fund Expense Ratios3: Net 0.10%; Gross 0.22%

 Average Annual Total Returns After Tax1,2

	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	-36.20%	-0.11%	-1.64%
Post-Liquidation (shares were sold)	-23.04%	0.15%	-1.20%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	n/a
Post-Liquidation (shares were sold)	-21.39%	0.37%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund Investor Shares declined -36.43% during the period, compared to the benchmark Schwab 1000 Index, which returned -36.49%. Unlike the fund, the index does not include operation and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a sector perspective, Financials and Materials experienced the largest declines during the period, down -48.60% and -41.91%, respectively. Relatively better performing sectors during the period were Consumer Staples and Health Care, down -12.85% and -24.07%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Chevron Corp., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	950
Weighted Average
Market Cap

($ x 1,000,000)	$71,803

Price/Earnings Ratio (P/E)	18.1

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	4%

 Sector Weightings % of Investments

Financials	15.7%

Information Technology	15.3%

Health Care	13.6%

Energy	12.9%

Consumer Staples	11.7%

Industrials	11.1%

Consumer Discretionary	8.6%

Utilities	4.1%

Materials	3.5%

Telecommunication Services	3.1%

Other	0.4%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.1%

The Procter & Gamble Co.	2.1%

General Electric Co.	2.0%

Microsoft Corp.	1.9%

Johnson & Johnson	1.8%

AT&T, Inc.	1.6%

Chevron Corp.	1.6%

JPMorgan Chase & Co.	1.6%

Wal-Mart Stores, Inc.	1.3%
International Business Machines

Corp.	1.3%

Total	19.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	-36.43%	0.24%	0.66%
Select Shares (5/19/97)	-36.33%	0.38%	0.80%
Benchmark: Schwab 1000 Index®	-36.49%	0.52%	0.93%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Fund Expense Ratios3: Investor Shares: 0.48% / Select Shares: 0.33%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	-36.57%	-0.06%	0.35%
Post-Liquidation (shares were sold)	-23.35%	0.17%	0.45%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.48%	0.06%	0.44%
Post-Liquidation (shares were sold)	-23.25%	0.29%	0.55%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	0.21%
Post-Liquidation (shares were sold)	-21.39%	0.37%	0.82%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund Investor Shares returned -34.60% during the period, compared to the benchmark Schwab Small-Cap Index, which returned -34.67%. The Schwab Small-Cap Index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. From a sector perspective, Telecomm Services and Consumer Discretionary experienced the largest declines during the period, down -56.66% and -48.75%, respectively. Relatively better performing sectors during the period were Utilities and Consumer Staples, down -6.60% and -23.63%, respectively. Better performing securities in the fund included First Solar, Inc. and CF Industries Holdings, Inc., while Crocs, Inc. and Hansen Natural Corp. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	985
Weighted Average
Market Cap

($ x 1,000,000)	$1,026

Price/Earnings Ratio (P/E)	75.1

Price/Book Ratio (P/B)	1.4

Portfolio Turnover Rate[3]	64%

 Sector Weightings % of Investments

Financials	21.2%

Industrials	15.9%

Information Technology	14.9%

Health Care	12.6%

Consumer Discretionary	11.3%

Energy	7.1%

Utilities	4.8%

Materials	3.3%

Consumer Staples	3.2%

Telecommunication Services	0.8%

Other	4.9%

Total	100.0%

 Top Holdings % of Net Assets 2

Ralcorp Holdings, Inc.	0.6%

Myriad Genetics, Inc.	0.4%

Waste Connections, Inc.	0.4%

Piedmont Natural Gas Co., Inc.	0.4%

Comstock Resources, Inc.	0.4%

First Horizon National Corp.	0.4%

STERIS Corp.	0.3%

F5 Networks, Inc.	0.3%

OSI Pharmaceuticals, Inc.	0.3%

Foundry Networks, Inc.	0.3%

Total	3.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	See Note 9 in the Financial Notes Section.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	-34.60%	1.16%	4.77%
Select Shares (5/19/97)	-34.48%	1.33%	4.92%
Benchmark: Schwab Small-Cap Index®	-34.67%	1.41%	5.21%
Fund Category: Morningstar Small-Cap Blend	-37.24%	1.07%	6.03%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	-36.39%	-0.01%	3.51%
Post-Liquidation (shares were sold)	-19.17%	1.31%	3.98%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-36.31%	0.11%	3.62%
Post-Liquidation (shares were sold)	-19.08%	1.43%	4.09%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	-38.26%	-0.28%	4.55%
Post-Liquidation (shares were sold)	-22.21%	1.18%	5.04%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund Investor Shares returned -35.85% during the period, compared to the benchmark Dow Jones Wilshire 5000 Composite Index, which returned -36.43%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. From a sector perspective, Financials and Consumer Discretionary detracted from performance, down -44.94% and -41.97%, respectively. Relatively better performing sectors during the period were Consumer Staples and Health Care, down -11.24% and -23.77%, respectively. Better performing securities in the fund included Wal-Mart Stores, Inc. and Genentech, Inc., while General Electric Co. and Citigroup, Inc. detracted from performance.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	2,447
Weighted Average
Market Cap

($ x 1,000,000)	$64,944

Price/Earnings Ratio (P/E)	17.6

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Financials	16.5%

Information Technology	15.8%

Health Care	13.1%

Energy	11.8%

Consumer Staples	11.5%

Industrials	11.0%

Consumer Discretionary	9.7%

Utilities	3.7%

Materials	3.5%

Telecommunication Services	2.8%

Other	0.6%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.4%

Wal-Mart Stores, Inc.	1.9%

Microsoft Corp.	1.8%

The Procter & Gamble Co.	1.7%

General Electric Co.	1.6%
Berkshire Hathaway, Inc.,

Class A	1.5%

Johnson & Johnson	1.5%

AT&T, Inc.	1.4%

Chevron Corp.	1.3%

JPMorgan Chase & Co.	1.2%

Total	17.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	-35.85%	0.68%	-0.72%
Select Shares (6/1/99)	-35.76%	0.84%	-0.57%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	-36.43%	0.81%	-0.61%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	-0.82%

Fund Expense Ratios3: Investor Shares: 0.52% / Select Shares: 0.37%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	-36.00%	0.41%	-0.99%
Post-Liquidation (shares were sold)	-22.97%	0.56%	-0.70%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	-35.92%	0.49%	-0.91%
Post-Liquidation (shares were sold)	-22.87%	0.63%	-0.62%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-35.44%	-0.36%	n/a
Post-Liquidation (shares were sold)	-21.39%	0.37%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 15

Schwab International Index Fund®

The Schwab International Index Fund Investor Shares returned -45.09% during the period, compared to the benchmark Schwab International Index, which returned -45.43%. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. From a country perspective, all major countries represented in the fund were down across the board. The U.K. was down -45.13%, while France was down -45.19%. Better performing securities in the fund included Volkswagen Ag. and Tokyo Electric Power, while Royal Bank of Scotland and Vodafone Group detracted from performance.

As of 10/31/08:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	20.5%

Japan	18.2%

France	11.0%

Germany	9.0%

Switzerland	8.7%

Canada	6.5%

Australia	4.9%

Spain	4.6%

Italy	3.3%

Netherlands	2.6%

Other Countries	10.7%

Total	100.0%

 Statistics

Number of Holdings	354
Weighted Average
Market Cap

($ x 1,000,000)	$52,081

Price/Earnings Ratio (P/E)	8.5

Price/Book Ratio (P/B)	1.3

Portfolio Turnover Rate	11%

 Sector Weightings % of Investments

Financials	24.7%

Energy	11.0%

Health Care	9.7%

Consumer Staples	9.6%

Consumer Discretionary	8.0%

Materials	7.5%

Utilities	7.3%

Industrials	7.3%

Telecommunication Services	7.2%

Information Technology	4.5%

Other	3.2%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	2.2%

Nestle S.A. - Reg’d	2.1%

HSBC Holdings plc	2.1%

Novartis AG - Reg’d	1.9%

iShares MSCI EAFE Index Fund	1.9%

Total S.A.	1.9%

Roche Holding AG	1.5%

Toyota Motor Corp.	1.5%

Vodafone Group plc	1.5%

GlaxoSmithKline plc	1.4%

Total	18.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	-45.09%	3.96%	1.50%
Select Shares (5/19/97)	-45.02%	4.14%	1.65%
Benchmark: Schwab International Index®	-45.43%	4.13%	1.93%
Fund Category: Morningstar Foreign Large-Cap Blend	-47.61%	2.93%	1.56%

Fund Expense Ratios3: Investor Shares: 0.69% / Select Shares: Net 0.50%; Gross 0.54%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	-45.26%	3.46%	1.00%
Post-Liquidation (shares were sold)	-28.84%	3.30%	1.10%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-45.21%	3.59%	1.10%
Post-Liquidation (shares were sold)	-28.75%	3.44%	1.20%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-47.56%	2.14%	0.58%
Post-Liquidation (shares were sold)	-28.91%	2.77%	1.22%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/08 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.36%	$1,000	$709.10	$1.55
Hypothetical 5% Return	0.36%	$1,000	$1,023.33	$1.83
Select Shares®
Actual Return	0.19%	$1,000	$710.00	$0.82
Hypothetical 5% Return	0.19%	$1,000	$1,024.18	$0.97
e.Shares®
Actual Return	0.21%	$1,000	$710.00	$0.90
Hypothetical 5% Return	0.21%	$1,000	$1,024.08	$1.07

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$708.20	$0.43
Hypothetical 5% Return	0.10%	$1,000	$1,024.63	$0.51

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.49%	$1,000	$703.50	$2.10
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49
Select Shares
Actual Return	0.34%	$1,000	$704.20	$1.46
Hypothetical 5% Return	0.34%	$1,000	$1,023.43	$1.73

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.56%	$1,000	$732.00	$2.44
Hypothetical 5% Return	0.56%	$1,000	$1,022.32	$2.85
Select Shares
Actual Return	0.41%	$1,000	$732.80	$1.79
Hypothetical 5% Return	0.41%	$1,000	$1,023.08	$2.08

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.53%	$1,000	$710.20	$2.28
Hypothetical 5% Return	0.53%	$1,000	$1,022.47	$2.69
Select Shares
Actual Return	0.38%	$1,000	$710.80	$1.63
Hypothetical 5% Return	0.38%	$1,000	$1,023.23	$1.93

Schwab International Index Fund®
Investor Shares
Actual Return	0.68%	$1,000	$603.70	$2.74
Hypothetical 5% Return	0.68%	$1,000	$1,021.72	$3.46
Select Shares
Actual Return	0.50%	$1,000	$603.90	$2.02
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.17	21.47	18.79	17.61	16.36

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.38	0.34	0.34	0.23
Net realized and unrealized gains (losses)	(8.98)	2.65	2.64	1.14	1.23

Total from investment operations	(8.58)	3.03	2.98	1.48	1.46
Less distributions:
Distributions from net investment income	(0.38)	(0.33)	(0.30)	(0.30)	(0.21)

Net asset value at end of period	15.21	24.17	21.47	18.79	17.61

Total return (%)	(36.02)	14.29	16.03	8.44	9.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	0.35	0.36	0.37	0.37
Gross operating expenses	0.36	0.35	0.36	0.40	0.45
Net investment income (loss)	1.89	1.60	1.57	1.74	1.35
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,369	3,948	3,685	3,666	3,849

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.28	21.56	18.88	17.68	16.41

Income (loss) from investment operations:
Net investment income (loss)	0.44	0.41	0.37	0.36	0.26
Net realized and unrealized gains (losses)	(9.02)	2.68	2.65	1.16	1.24

Total from investment operations	(8.58)	3.09	3.02	1.52	1.50
Less distributions:
Distributions from net investment income	(0.42)	(0.37)	(0.34)	(0.32)	(0.23)

Net asset value at end of period	15.28	24.28	21.56	18.88	17.68

Total return (%)	(35.92)	14.50	16.18	8.66	9.25

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.06	1.78	1.74	1.92	1.53
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,598	4,345	4,038	3,938	4,119

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
e.Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	24.20	21.50	18.81	17.62	16.37

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.40	0.35	0.39	0.26
Net realized and unrealized gains (losses)	(8.95)	2.67	2.67	1.11	1.21

Total from investment operations	(8.56)	3.07	3.02	1.50	1.47
Less distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.33)	(0.31)	(0.22)

Net asset value at end of period	15.23	24.20	21.50	18.81	17.62

Total return (%)	(35.92)	14.44	16.25	8.58	9.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	0.20	0.21	0.24	0.28
Gross operating expenses	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.05	1.76	1.72	1.88	1.44
Portfolio turnover rate	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	186	274	241	220	249

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	4,886,488	5,099,555
0.1%	Foreign Common Stock	4,838	2,881
0.9%	Short-Term Investments	45,405	45,405

99.9%	Total Investments	4,936,731	5,147,841
0.1%	Other Assets and Liabilities, Net		5,761

100.0%	Net Assets		5,153,602

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	15,464

Banks 3.4%
U.S. Bancorp	1,059,232	0.6	31,576
Wells Fargo & Co.	2,061,376	1.3	70,190
Other Securities		1.5	72,780

		3.4	174,546

Capital Goods 8.0%
3M Co.	427,761	0.5	27,505
General Electric Co.	6,340,787	2.4	123,709
The Boeing Co.	455,250	0.5	23,796
United Technologies Corp.	590,494	0.6	32,454
Other Securities		4.0	207,435

		8.0	414,899

Commercial & Professional Supplies 0.5%
Other Securities		0.5	25,189

Consumer Durables & Apparel 1.0%
Other Securities		1.0	50,084

Consumer Services 1.6%
McDonald’s Corp.	694,901	0.8	40,256
Other Securities		0.8	40,704

		1.6	80,960

Diversified Financials 7.8%
Bank of America Corp.	2,963,131	1.4	71,619
Citigroup, Inc.	3,294,543	0.9	44,971
JPMorgan Chase & Co.	2,298,616	1.8	94,818
The Charles Schwab Corp. (b)	605,596	0.2	11,579
The Goldman Sachs Group, Inc.	271,017	0.5	25,069
Other Securities		3.0	153,290

		7.8	401,346

Energy 12.9%
Chevron Corp.	1,250,719	1.8	93,304
ConocoPhillips	920,904	0.9	47,905
Exxon Mobil Corp.	3,146,231	4.5	233,199
Occidental Petroleum Corp.	508,744	0.6	28,256
Schlumberger Ltd.	728,459	0.7	37,625
Other Securities		4.4	227,069

		12.9	667,358

Food & Staples Retailing 3.1%
CVS Caremark Corp.	866,000	0.5	26,543
Wal-Mart Stores, Inc.	1,367,893	1.5	76,342
Other Securities		1.1	59,057

		3.1	161,942

Food, Beverage & Tobacco 6.4%
Anheuser-Busch Cos., Inc.	432,408	0.5	26,822
Kraft Foods, Inc., Class A	882,400	0.5	25,713
PepsiCo, Inc.	951,078	1.1	54,221
Philip Morris International, Inc.	1,251,889	1.1	54,420
The Coca-Cola Co.	1,195,807	1.0	52,687
Other Securities		2.2	115,850

		6.4	329,713

Health Care Equipment & Services 4.2%
Medtronic, Inc.	682,296	0.5	27,517
Other Securities		3.7	188,237

		4.2	215,754

Household & Personal Products 3.2%
The Procter & Gamble Co.	1,841,670	2.3	118,861

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	48,879

		3.2	167,740

Insurance 2.4%
Other Securities		2.4	123,850

Materials 3.1%
Monsanto Co.	334,976	0.6	29,806
Other Securities		2.5	129,650

		3.1	159,456

Media 2.5%
Comcast Corp., Class A	1,781,208	0.6	28,072
The Walt Disney Co.	1,148,676	0.6	29,751
Other Securities		1.3	73,165

		2.5	130,988

Pharmaceuticals & Biotechnology 9.6%
Abbott Laboratories	934,375	1.0	51,531
Amgen, Inc. *	651,918	0.8	39,043
Bristol-Myers Squibb Co.	1,196,028	0.5	24,578
Gilead Sciences, Inc. *	559,944	0.5	25,673
Johnson & Johnson	1,697,295	2.0	104,112
Merck & Co., Inc.	1,310,407	0.8	40,557
Pfizer, Inc.	4,089,357	1.4	72,423
Wyeth	813,082	0.5	26,165
Other Securities		2.1	108,544

		9.6	492,626

Real Estate 1.0%
Other Securities		1.0	50,885

Retailing 2.8%
The Home Depot, Inc.	1,043,282	0.5	24,611
Other Securities		2.3	120,426

		2.8	145,037

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	3,463,566	1.1	55,417
Other Securities		1.2	61,153

		2.3	116,570

Software & Services 6.1%
Google, Inc., Class A *	141,971	1.0	51,019
Microsoft Corp.	4,771,263	2.1	106,542
Oracle Corp. *	2,400,471	0.9	43,905
Other Securities		2.1	110,937

		6.1	312,403

Technology Hardware & Equipment 7.4%
Apple, Inc. *	535,625	1.1	57,628
Cisco Systems, Inc. *	3,601,398	1.3	63,997
Hewlett-Packard Co.	1,494,758	1.1	57,219
International Business Machines Corp.	823,847	1.5	76,593
QUALCOMM, Inc.	984,858	0.7	37,681
Other Securities		1.7	86,898

		7.4	380,016

Telecommunication Services 3.3%
AT&T, Inc.	3,571,712	1.9	95,615
Verizon Communications, Inc.	1,751,251	1.0	51,960
Other Securities		0.4	22,664

		3.3	170,239

Transportation 2.3%
United Parcel Service, Inc., Class B	617,110	0.6	32,571
Other Securities		1.7	87,917

		2.3	120,488

Utilities 3.7%
Other Securities		3.7	192,002

Total Common Stock (Cost $4,886,488)			5,099,555

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Diversified Financials 0.1%
Other Securities		0.1	2,881

Total Foreign Common Stock (Cost $4,838)			2,881

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Citibank, London Time Deposit,
0.56% , 11/03/08	40,140	0.8	40,140

U.S. Treasury Obligations 0.1%
Other Securities		0.1	5,265

Total Short-Term Investments (Cost $45,405)			45,405

End of Investments.

See financial notes 23

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $4,978,254 and the unrealized appreciation and depreciation were $1,427,322 and ($1,257,735), respectively, with a net unrealized appreciation of $169,587.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	950	45,947	3,345

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $4,936,731)		$5,147,841
Receivables:
Investments sold		192
Fund shares sold		9,259
Dividends		7,607
Due from brokers for futures		276
Income from securities on loan		253
Interest		1
Prepaid expenses	+	42

Total assets		5,165,471

Liabilities
Payables:
Investments bought		2,450
Investment advisers and administrator fees		38
Transfer agent and shareholder services fees		58
Fund shares redeemed		9,069
Accrued expenses	+	254

Total liabilities		11,869

Net Assets
Total assets		5,165,471
Total liabilities	−	11,869

Net assets		$5,153,602
Net Assets by Source
Capital received from investors		5,715,610
Net investment income not yet distributed		110,051
Net realized capital losses		(886,514)
Net unrealized capital gains		214,455

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,368,901		155,714		$15.21
Select Shares	$2,598,362		170,048		$15.28
e.Shares	$186,339		12,235		$15.23

See financial notes 25

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $129 from affiliated issuer and net of foreign withholding tax of $3)		$158,564
Interest		165
Securities on loan	+	2,038

Total investment income		160,767

Net Realized Gains and Losses
Net realized losses on investments		(47,035)
Net realized losses on foreign currency transactions		(1)
Net realized losses on futures contracts	+	(1,851)

Net realized losses		(48,887)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(3,053,607)
Net unrealized gains on futures contracts	+	3,283

Net unrealized losses		(3,050,324)

Expenses
Investment Advisor and administrator fees		6,515
Transfer agent and shareholder service fees:
Investor Shares		8,209
Select Shares		3,637
e.Shares		223
Shareholder reports		325
Portfolio accounting fees		188
Custodian fees		153
Registration fees		109
Professional fees		72
Trustees’ fees		65
Interest expense		36
Other expenses	+	154

Total expenses		19,686
Expense reduction by adviser and Schwab	−	593

Net expenses		19,093

Increase (Decrease) in Net Assets from Operations
Total investment income		160,767
Net expenses	−	19,093

Net investment income		141,674
Net realized losses		(48,887)
Net unrealized losses	+	(3,050,324)

Decrease in net assets from operations		($2,957,537)

26 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$141,674	$141,261
Net realized gains (losses)		(48,887)	70,980
Net unrealized gains (losses)	+	(3,050,324)	902,116

Increase (Decrease) in net assets from operations		(2,957,537)	1,114,357

Distributions to Shareholders
Distributions from net investment income
Investor Shares		61,410	57,248
Select Shares		74,254	68,517
e.Shares	+	4,519	4,038

Total distributions from net investment income		$140,183	$129,803

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		20,489	$401,669	20,611	$464,893
Select Shares		23,870	470,078	25,425	576,994
e.Shares	+	4,609	79,000	2,827	63,881

Total shares sold		48,968	$950,747	48,863	$1,105,768

Shares Reinvested
Investor Shares		2,585	$58,820	2,499	$54,840
Select Shares		2,885	65,826	2,752	60,597
e.Shares	+	181	4,127	169	3,715

Total shares reinvested		5,651	$128,773	5,420	$119,152

Shares Redeemed
Investor Shares		(30,693)	($612,594)	(31,408)	($714,160)
Select Shares		(35,683)	(704,340)	(36,485)	(827,901)
e.Shares	+	(3,896)	(78,278)	(2,880)	(65,195)

Total shares redeemed		(70,272)	($1,395,212)	(70,773)	($1,607,256)

Net transactions in fund shares		(15,653)	($315,692)	(16,490)	($382,336)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		353,650	$8,567,014	370,140	$7,964,796
Total increase or decrease	+	(15,653)	(3,413,412)	(16,490)	602,218

End of period		337,997	$5,153,602	353,650	$8,567,014

Net investment income not yet distributed			$110,051		$111,174

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	12.39	10.99	9.57	8.95	8.30

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(4.60)	1.36	1.39	0.62	0.64

Total from investment operations	(4.39)	1.57	1.55	0.77	0.77
Less distributions:
Distributions from net investment income	(0.21)	(0.17)	(0.13)	(0.15)	(0.12)

Net asset value at end of period	7.79	12.39	10.99	9.57	8.95

Total return (%)	(36.00)	14.43	16.39	8.64	9.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	0.10	0.10	0.10	0.15
Gross operating expenses	0.22	0.22	0.28	0.33	0.35
Net investment income (loss)	2.17	1.89	1.84	1.82	1.56
Portfolio turnover rate	1	1	2	3	3
Net assets, end of period ($ x 1,000,000)	2,385	3,103	2,080	1,246	348

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as Other Securities in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.8%	Common Stock	2,967,032	2,306,982
3.1%	Short-Term Investments	74,377	74,377

99.9%	Total Investments	3,041,409	2,381,359
0.1%	Other Assets and Liabilities, Net		3,326

100.0%	Net Assets		2,384,685

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 96.8% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	7,055

Banks 3.3%
U.S. Bancorp	470,348	0.6	14,021
Wells Fargo & Co.	899,513	1.3	30,628
Other Securities		1.4	33,051

		3.3	77,700

Capital Goods 7.8%
3M Co.	191,578	0.5	12,318
General Electric Co.	2,854,825	2.3	55,698
United Technologies Corp.	264,366	0.6	14,530
Other Securities		4.4	103,900

		7.8	186,446

Commercial & Professional Supplies 0.5%
Other Securities		0.5	11,404

Consumer Durables & Apparel 1.0%
Other Securities		1.0	23,043

Consumer Services 1.5%
McDonald’s Corp.	312,117	0.8	18,081
Other Securities		0.7	18,422

		1.5	36,503

Diversified Financials 7.7%
Bank of America Corp.	1,361,330	1.4	32,903
Citigroup, Inc.	1,471,861	0.9	20,091
JPMorgan Chase & Co.	1,001,935	1.7	41,330
The Charles Schwab Corp. (b)	261,345	0.2	4,997
The Goldman Sachs Group, Inc.	119,606	0.5	11,064
Other Securities		3.0	71,886

		7.7	182,271

Energy 12.7%
Chevron Corp.	564,193	1.8	42,089
ConocoPhillips	414,250	0.9	21,549
Exxon Mobil Corp.	1,417,381	4.4	105,056
Occidental Petroleum Corp.	223,126	0.5	12,392
Schlumberger Ltd.	325,080	0.7	16,790
Other Securities		4.4	104,706

		12.7	302,582

Food & Staples Retailing 3.0%
CVS Caremark Corp.	383,388	0.5	11,751
Wal-Mart Stores, Inc.	613,519	1.4	34,240
Other Securities		1.1	26,167

		3.0	72,158

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	551,902	0.4	10,591
Anheuser-Busch Cos., Inc.	193,045	0.5	11,975
Kraft Foods, Inc., Class A	407,539	0.5	11,876
PepsiCo, Inc.	424,966	1.0	24,227
Philip Morris International, Inc.	561,602	1.0	24,413
The Coca-Cola Co.	539,646	1.0	23,777
Other Securities		1.9	42,690

		6.3	149,549

Health Care Equipment & Services 4.1%
Medtronic, Inc.	304,243	0.5	12,270
Other Securities		3.6	86,536

		4.1	98,806

Household & Personal Products 3.2%
The Procter & Gamble Co.	829,841	2.3	53,558
Other Securities		0.9	21,717

		3.2	75,275

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Insurance 2.4%
Other Securities		2.4	56,914

Materials 3.0%
Monsanto Co.	147,970	0.6	13,166
Other Securities		2.4	58,759

		3.0	71,925

Media 2.5%
Comcast Corp., Class A	785,952	0.5	12,387
The Walt Disney Co.	513,354	0.6	13,296
Other Securities		1.4	33,301

		2.5	58,984

Pharmaceuticals & Biotechnology 9.3%
Abbott Laboratories	420,281	1.0	23,178
Amgen, Inc. *	293,331	0.7	17,568
Bristol-Myers Squibb Co.	539,011	0.5	11,077
Gilead Sciences, Inc. *	245,721	0.5	11,266
Johnson & Johnson	765,447	2.0	46,952
Merck & Co., Inc.	583,486	0.8	18,059
Pfizer, Inc.	1,836,686	1.4	32,528
Wyeth	357,982	0.5	11,520
Other Securities		1.9	49,592

		9.3	221,740

Real Estate 1.0%
Other Securities		1.0	24,569

Retailing 2.7%
The Home Depot, Inc.	466,012	0.5	10,993
Other Securities		2.2	54,224

		2.7	65,217

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,548,489	1.0	24,776
Other Securities		1.2	28,359

		2.2	53,135

Software & Services 5.9%
Google, Inc., Class A *	64,600	1.0	23,215
Microsoft Corp.	2,149,703	2.0	48,003
Oracle Corp. *	1,077,006	0.8	19,698
Other Securities		2.1	49,985

		5.9	140,901

Technology Hardware & Equipment 7.2%
Apple, Inc. *	240,305	1.1	25,854
Cisco Systems, Inc. *	1,623,530	1.2	28,850
Hewlett-Packard Co.	673,205	1.1	25,770
International Business Machines Corp.	371,383	1.5	34,528
QUALCOMM, Inc.	442,527	0.7	16,931
Other Securities		1.6	40,037

		7.2	171,970

Telecommunication Services 3.2%
AT&T, Inc.	1,611,145	1.8	43,130
Verizon Communications, Inc.	788,490	1.0	23,395
Other Securities		0.4	10,523

		3.2	77,048

Transportation 2.3%
United Parcel Service, Inc., Class B	273,338	0.6	14,427
Other Securities		1.7	40,372

		2.3	54,799

Utilities 3.7%
Other Securities		3.7	86,988

Total Common Stock (Cost $2,967,032)			2,306,982

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 3.1% of net assets

Commercial Paper & Other Obligations 2.8%
Citibank, London Time Deposit
0.56% , 11/03/08	66,438	2.8	66,438

U.S. Treasury Obligations 0.3%
Other Securities		0.3	7,939

Total Short-Term Investment (Cost $74,377)			74,377

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $3,055,237, and the unrealized appreciation and depreciation were $119,828 and ($793,706), respectively, with a net unrealized depreciation of ($673,878).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long expires 12/19/08	1,425	68,920	(6,483)

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $3,041,409)		$2,381,359
Receivables:
Investments sold		115
Fund shares sold		10,048
Dividends		3,345
Due from brokers for futures		413
Income from securities on loan		222
Interest		1
Prepaid expenses	+	19

Total assets		2,395,522

Liabilities
Payables:
Investments bought		9,088
Transfer agent and shareholder services fees		13
Fund shares redeemed		1,664
Accrued expenses	+	72

Total liabilities		10,837

Net Assets
Total assets		2,395,522
Total liabilities	−	10,837

Net assets		$2,384,685
Net Assets by Source
Capital received from investors		3,135,974
Net investment income not yet distributed		50,399
Net realized capital losses		(135,155)
Net unrealized capital losses		(666,533)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,384,685		305,935		$7.79

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $50 from affiliated issuer and net of foreign withholding tax of $2 )		$62,739
Interest		1,689
Securities on loan	+	1,578

Total investment income		66,006

Net Realized Gains and Losses
Net realized losses on investments		(69,425)
Net realized losses on futures contracts	+	(16,552)

Net realized losses		(85,977)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,199,800)
Net unrealized losses on futures contracts	+	(6,848)

Net unrealized losses		(1,206,648)

Expenses
Investment adviser and administrator fees		2,919
Transfer agent and shareholder service fees		2,910
Registration fees		223
Portfolio accounting fees		103
Custodian fees		80
Professional fees		40
Shareholder reports		51
Trustees’ fees		30
Interest expense		1
Other expenses	+	41

Total expenses		6,398
Expense reduction by adviser and Schwab	−	3,488

Net expenses		2,910

Increase (Decrease) in Net Assets from Operations
Total investment income		66,006
Net expenses	−	2,910

Net investment income		63,096
Net realized losses		(85,977)
Net unrealized losses	+	(1,206,648)

Decrease in net assets from operations		($1,229,529)

See financial notes 33

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$63,096	$50,100
Net realized gains (losses)		(85,977)	11,183
Net unrealized gains (losses)	+	(1,206,648)	294,913

Increase (Decrease) in net assets from operations		(1,229,529)	356,196

Distributions to Shareholders
Distributions from net investment income		$53,061	$32,922

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		135,006	$1,356,798	89,179	$1,028,140
Shares Reinvested		4,137	48,190	2,614	29,386
Shares Redeemed	+	(83,668)	(840,651)	(30,703)	(358,242)

Net transactions in fund shares		55,475	$564,337	61,090	$699,284

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		250,460	$3,102,938	189,370	$2,080,380
Total increase or decrease	+	55,475	(718,253)	61,090	1,022,558

End of period		305,935	$2,384,685	250,460	$3,102,938

Net investment income not yet distributed			$50,399		$41,397

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-		11/1/05-		11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	45.81	40.40		35.31		32.54	30.25

Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	0.60	[1]	0.50	[1]	0.55	0.37
Net realized and unrealized gains (losses)	(17.13)[1]	5.33	[1]	5.05	[1]	2.70	2.26

Total from investment operations	(16.47)	5.93		5.55		3.25	2.63
Less distributions:
Distributions from net investment income	(0.62)	(0.52)		(0.46)		(0.48)	(0.34)
Distributions from net realized gains	(0.03)	—		—		—	—

Total distributions	(0.65)	(0.52)		(0.46)		(0.48)	(0.34)

Net asset value at end of period	28.69	45.81		40.40		35.31	32.54

Total return (%)	(36.43)	14.81		15.84		10.04	8.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.48		0.49		0.50	0.50
Gross operating expenses	0.49	0.48		0.49		0.50	0.50
Net investment income (loss)	1.68	1.39		1.34		1.49	1.15
Portfolio turnover rate	4	6		5		6	5
Net assets, end of period ($ x 1,000,000)	2,260	3,974		3,918		4,166	4,258

	11/1/07-	11/1/06-		11/1/05-		11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	45.84	40.43		35.34		32.56	30.27

Income (loss) from investment operations:
Net investment income (loss)	0.71 [1]	0.66	[1]	0.56	[1]	0.56	0.42
Net realized and unrealized gains (losses)	(17.12)[1]	5.34	[1]	5.04	[1]	2.74	2.25

Total from investment operations	(16.41)	6.00		5.60		3.30	2.67
Less distributions:
Distributions from net investment income	(0.69)	(0.59)		(0.51)		(0.52)	(0.38)
Distributions from net realized gains	(0.03)	—		—		—	—

Total distributions	(0.72)	(0.59)		(0.51)		(0.52)	(0.38)

Net asset value at end of period	28.71	45.84		40.43		35.34	32.56

Total return (%)	(36.33)	14.98		16.01		10.21	8.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34	0.33		0.34		0.35	0.35
Gross operating expenses	0.34	0.33		0.34		0.35	0.35
Net investment income (loss)	1.83	1.54		1.48		1.63	1.30
Portfolio turnover rate	4	6		5		6	5
Net assets, end of period ($ x 1,000,000)	2,021	3,311		2,924		2,328	2,138

1 Calculated based on the average shares outstanding during the period.

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Common Stock	2,713,493	4,254,930
0.1%	Foreign Common Stock	7,106	5,102
0.4%	Short-Term Investments	15,704	15,704

99.9%	Total Investments	2,736,303	4,275,736
0.1%	Other Assets and Liabilities, Net		5,250

100.0%	Net Assets		4,280,986

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	14,295

Banks 3.4%
U.S. Bancorp	788,855	0.6	23,516
Wells Fargo & Co.	1,487,896	1.2	50,663
Other Securities		1.6	70,089

		3.4	144,268

Capital Goods 7.9%
3M Co.	314,034	0.5	20,192
General Electric Co.	4,457,422	2.0	86,964
United Technologies Corp.	446,863	0.6	24,560
Other Securities		4.8	206,651

		7.9	338,367

Commercial & Professional Supplies 0.8%
Other Securities		0.8	33,143

Consumer Durables & Apparel 1.0%
Other Securities		1.0	44,872

Consumer Services 1.7%
McDonald’s Corp.	513,736	0.7	29,761
Other Securities		1.0	40,901

		1.7	70,662

Diversified Financials 7.0%
Bank of America Corp.	2,150,393	1.2	51,975
Citigroup, Inc.	2,411,662	0.8	32,919
JPMorgan Chase & Co.	1,635,528	1.6	67,466
The Charles Schwab Corp. (b)	427,315	0.2	8,170
The Goldman Sachs Group, Inc.	192,532	0.4	17,809
Other Securities		2.8	121,531

		7.0	299,870

Energy 12.9%
Chevron Corp.	930,477	1.6	69,414
ConocoPhillips	686,166	0.9	35,694
Exxon Mobil Corp.	2,341,322	4.1	173,539
Occidental Petroleum Corp.	363,616	0.5	20,195
Schlumberger Ltd.	531,306	0.7	27,442
Other Securities		5.1	225,998

		12.9	552,282

Food & Staples Retailing 2.8%
CVS Caremark Corp.	641,161	0.4	19,652
Wal-Mart Stores, Inc.	1,031,177	1.3	57,550
Other Securities		1.1	44,724

		2.8	121,926

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	935,715	0.4	17,956
Anheuser-Busch Cos., Inc.	325,266	0.5	20,176
Kraft Foods, Inc., Class A	661,464	0.5	19,275
PepsiCo, Inc.	712,387	1.0	40,613
Philip Morris International, Inc.	920,915	0.9	40,032
The Coca-Cola Co.	882,204	0.9	38,870
Other Securities		1.6	69,859

		5.8	246,781

Health Care Equipment & Services 4.3%
Medtronic, Inc.	506,018	0.5	20,408
Other Securities		3.8	163,431

		4.3	183,839

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 3.0%
The Procter & Gamble Co.	1,365,819	2.1	88,150
Other Securities		0.9	42,037

		3.0	130,187

Insurance 3.6%
Berkshire Hathaway, Inc., Class A *	288	0.8	33,261
Other Securities		2.8	120,597

		3.6	153,858

Materials 3.5%
Monsanto Co.	244,034	0.5	21,714
Other Securities		3.0	126,629

		3.5	148,343

Media 2.6%
Comcast Corp., Class A	1,296,253	0.5	20,429
The Walt Disney Co.	856,002	0.5	22,170
Other Securities		1.6	69,113

		2.6	111,712

Pharmaceuticals & Biotechnology 9.4%
Abbott Laboratories	683,646	0.9	37,703
Amgen, Inc. *	484,560	0.7	29,020
Bristol-Myers Squibb Co.	865,539	0.4	17,787
Gilead Sciences, Inc. *	411,012	0.5	18,845
Johnson & Johnson	1,267,217	1.8	77,731
Merck & Co., Inc.	954,285	0.7	29,535
Pfizer, Inc.	2,991,310	1.3	52,976
Wyeth	599,283	0.5	19,285
Other Securities		2.6	117,522

		9.4	400,404

Real Estate 1.7%
Other Securities		1.7	71,422

Retailing 2.9%
The Home Depot, Inc.	772,065	0.4	18,213
Other Securities		2.5	106,780

		2.9	124,993

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	2,502,630	0.9	40,042
Other Securities		1.3	53,480

		2.2	93,522

Software & Services 6.2%
Google, Inc., Class A *	105,296	0.9	37,839
Microsoft Corp.	3,570,888	1.9	79,738
Oracle Corp. *	1,773,710	0.8	32,441
Other Securities		2.6	115,878

		6.2	265,896

Technology Hardware & Equipment 6.9%
Apple, Inc. *	393,714	1.0	42,360
Cisco Systems, Inc. *	2,624,315	1.1	46,634
Hewlett-Packard Co.	1,117,468	1.0	42,777
International Business Machines Corp.	613,790	1.3	57,064
QUALCOMM, Inc.	733,228	0.7	28,053
Other Securities		1.8	80,484

		6.9	297,372

Telecommunication Services 3.1%
AT&T, Inc.	2,617,527	1.6	70,071
Verizon Communications, Inc.	1,260,537	0.9	37,400
Other Securities		0.6	24,461

		3.1	131,932

Transportation 2.3%
United Parcel Service, Inc., Class B	453,825	0.6	23,953
Other Securities		1.7	76,299

		2.3	100,252

Utilities 4.1%
Other Securities		4.1	174,732

Total Common Stock (Cost $2,713,493)			4,254,930

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Capital Goods 0.0%
Other Securities		0.0	1,777

Consumer Services 0.0%
Other Securities		0.0	234

Diversified Financials 0.1%
Other Securities		0.1	3,091

Total Foreign Common Stock (Cost $7,106)		0.1	5,102

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.4% of net assets

Repurchase Agreement 0.3%
Other Securities		0.3	14,065

See financial notes 37

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

U.S. Treasury Obligations 0.1%
Other Securities		0.1	1,639

Total Short-Term Investment (Cost $15,704)			15,704

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/2008 the tax basis cost of the fund’s investments was $2,706,579 and the unrealized appreciation and depreciation were $1,962,147and ($392,990), respectively, with a net unrealized appreciation of $1,569,157.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser

In addition to the above, the fund held the following at
10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	275	13,300	387

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $2,736,303)		$4,275,736
Cash		138
Receivables:
Dividends		6,337
Fund shares sold		4,244
Income from securities on loan		360
Due from brokers for futures		80
Prepaid expenses	+	36

Total assets		4,286,931

Liabilities
Payables:
Investment adviser and administrator fees		74
Transfer agent and shareholder services fees		58
Fund shares redeemed		5,604
Accrued expenses	+	209

Total liabilities		5,945

Net Assets
Total assets		4,286,931
Total liabilities	−	5,945

Net assets		$4,280,986
Net Assets by Source
Capital received from investors		2,641,836
Net investment income not yet distributed		79,946
Net realized capital gains		19,384
Net unrealized capital gains		1,539,820

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,259,616		78,750		$28.69
Select Shares	$2,021,370		70,408		$28.71

See financial notes 39

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $95 from affiliated issuer and net of foreign withholding tax of $10)		$128,480
Interest		134
Lending of securities	+	3,174

Total investment income		131,788

Net Realized Gains and Losses
Net realized gains on investments		17,238
Net realized gains on affiliated issuer		63
Net realized losses on futures contracts	+	(1,098)

Net realized gains		16,203

Net Unrealized Gains and Losses
Net unrealized losses on investments		(2,659,074)
Net unrealized gains on futures contracts	+	354

Net unrealized losses		(2,658,720)

Expenses
Investment adviser and administrator fees		13,558
Transfer agent and shareholder service fees:
Investor Shares		8,154
Select Shares		2,823
Shareholder reports		303
Portfolio accounting fees		176
Custodian fees		117
Registration fees		76
Trustees’ fees		73
Professional fees		66
Interest expense		29
Other expenses	+	65

Total expenses		25,440
Custody credit	−	5

Net expenses		25,435

Increase (Decrease) in Net Assets from Operations
Total investment income		131,788
Net expenses	−	25,435

Net investment income		106,353
Net realized gains		16,203
Net unrealized losses	+	(2,658,720)

Decrease in net assets from operations		($2,536,164)

40 See financial notes

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$106,353	$102,885
Net realized gains		16,203	313,462
Net unrealized gains (losses)	+	(2,658,720)	563,461

Increase (Decrease) in net assets from operations		(2,536,164)	979,808

Distributions to Shareholders
Distributions from net investment income
Investor Shares		52,859	49,741
Select Shares	+	49,349	42,503

Total distributions from net investment income		102,208	92,244

Distributions from net realized gains
Investor Shares		2,740	—
Select Shares	+	2,293	—

Total distributions from net realized gains		5,033	—

Total distributions		$107,241	$92,244

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,772	$217,822	6,398	$273,594
Select Shares	+	10,059	373,493	11,316	486,239

Total shares sold		15,831	$591,315	17,714	$759,833

Shares Reinvested
Investor Shares		1,186	$51,269	1,107	$45,932
Select Shares	+	974	42,080	856	35,483

Total shares reinvested		2,160	$93,349	1,963	$81,415

Shares Redeemed
Investor Shares		(14,962)	($569,361)	(17,729)	($762,521)
Select Shares	+	(12,842)	(476,106)	(12,279)	(522,702)

Total shares redeemed		(27,804)	($1,045,467)	(30,008)	($1,285,223)

Net transactions in fund shares		(9,813)	($360,803)	(10,331)	($443,975)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		158,971	$7,285,194	169,302	$6,841,605
Total increase or decrease	+	(9,813)	(3,004,208)	(10,331)	443,589

End of period		149,158	$4,280,986	158,971	$7,285,194

Net investment income not yet distributed			$79,946		$80,191

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.30	25.92	22.31	19.92	18.22

Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.32 [1]	0.23 [1]	0.14	0.13
Net realized and unrealized gains (losses)	(7.88)[1]	2.35 [1]	3.67 [1]	2.38	1.68

Total from investment operations	(7.58)	2.67	3.90	2.52	1.81
Less distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.14)	(0.13)	(0.11)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—

Total distributions	(3.90)	(3.29)	(0.29)	(0.13)	(0.11)

Net asset value at end of period	13.82	25.30	25.92	22.31	19.92

Total return (%)	(34.60)	11.16	17.62	12.66	9.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	0.57	0.57	0.58	0.59
Gross operating expenses	0.57	0.57	0.57	0.58	0.59
Net investment income (loss)	1.62	1.28	0.94	0.57	0.66
Portfolio turnover rate	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	448	756	771	823	869

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.35	25.97	22.36	19.96	18.25

Income (loss) from investment operations:
Net investment income (loss)	0.33 [1]	0.35 [1]	0.27 [1]	0.17	0.17
Net realized and unrealized gains (losses)	(7.89)[1]	2.36 [1]	3.67 [1]	2.39	1.68

Total from investment operations	(7.56)	2.71	3.94	2.56	1.85
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.18)	(0.16)	(0.14)
Distributions from net realized gains	(3.62)	(3.05)	(0.15)	—	—

Total distributions	(3.94)	(3.33)	(0.33)	(0.16)	(0.14)

Net asset value at end of period	13.85	25.35	25.97	22.36	19.96

Total return (%)	(34.48)	11.35	17.78	12.86	10.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.42	0.42	0.41	0.42
Gross operating expenses	0.42	0.42	0.42	0.43	0.44
Net investment income (loss)	1.78	1.43	1.10	0.74	0.82
Portfolio turnover rate	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	628	969	889	795	761

1 Calculated based on the average shares outstanding during the period.

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.9%	Common Stock	1,216,052	1,009,483
1.1%	Foreign Common Stock	19,828	12,097
0.0%	Preferred Stock	1,124	356
0.0%	Rights	44	54
4.9%	Short-Term Investments	52,705	52,705

99.9%	Total Investments	1,289,753	1,074,695
0.1%	Other Assets and Liabilities, Net		945

100.0%	Net Assets		1,075,640

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 93.9% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	4,358

Banks 9.2%
BancorpSouth, Inc.	114,368	0.3	2,776
First Horizon National Corp.	316,891	0.3	3,774
First Niagara Financial Group, Inc.	186,136	0.3	2,935
FirstMerit Corp.	119,482	0.3	2,786
NewAlliance Bancshares, Inc.	183,811	0.2	2,537
SVB Financial Group *	56,123	0.3	2,888
UMB Financial Corp.	52,824	0.2	2,394
Westamerica Bancorp.	46,670	0.2	2,672
Other Securities		7.1	75,836

		9.2	98,598

Capital Goods 9.2%
Brady Corp., Class A	81,429	0.2	2,524
CLARCOR, Inc.	84,698	0.3	2,998
Curtiss-Wright Corp.	67,956	0.2	2,508
Teledyne Technologies, Inc. *	61,825	0.3	2,817
Wabtec Corp.	81,150	0.3	3,227
Woodward Governor Co.	94,634	0.3	3,038
Other Securities		7.6	81,450

		9.2	98,562

Commercial & Professional Supplies 4.3%
IKON Office Solutions, Inc.	171,121	0.3	2,948
Waste Connections, Inc. *	123,243	0.4	4,172
Other Securities		3.6	38,996

		4.3	46,116

Consumer Durables & Apparel 2.9%
Jarden Corp. *	138,808	0.2	2,471
Other Securities		2.7	29,080

		2.9	31,551

Consumer Services 3.8%
Other Securities		3.8	40,511

Diversified Financials 2.3%
Other Securities		2.3	24,667

Energy 7.1%
BP Prudhoe Bay Royalty Trust	36,165	0.3	2,983
Comstock Resources, Inc. *	76,926	0.4	3,802
Penn Virginia Corp.	70,378	0.2	2,616
Other Securities		6.2	67,304

		7.1	76,705

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	83,226	0.2	2,514
Other Securities		0.7	7,173

		0.9	9,687

Food, Beverage & Tobacco 1.9%
Ralcorp Holdings, Inc. *	92,835	0.6	6,283
Other Securities		1.3	14,106

		1.9	20,389

Health Care Equipment & Services 7.1%
Amedisys, Inc. *	42,800	0.2	2,414
Haemonetics Corp. *	42,455	0.2	2,507
Hill-Rom Holdings, Inc.	105,200	0.2	2,394
Immucor, Inc. *	106,154	0.3	2,818
Masimo Corp. *	75,600	0.2	2,418
NuVasive, Inc. *	59,900	0.3	2,821

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Owens & Minor, Inc.	69,192	0.3	2,994
Psychiatric Solutions, Inc. *	88,654	0.3	2,951
STERIS Corp.	105,358	0.3	3,586
Other Securities		4.8	51,109

		7.1	76,012

Household & Personal Products 0.4%
Other Securities		0.4	4,541

Insurance 3.0%
ProAssurance Corp. *	54,489	0.3	2,994
Other Securities		2.7	29,413

		3.0	32,407

Materials 3.3%
Other Securities		3.3	34,986

Media 1.1%
Marvel Entertainment, Inc. *	85,830	0.3	2,763
Other Securities		0.8	8,749

		1.1	11,512

Pharmaceuticals & Biotechnology 5.5%
Myriad Genetics, Inc. *	73,365	0.4	4,629
OSI Pharmaceuticals, Inc. *	93,291	0.3	3,540
United Therapeutics Corp. *	37,776	0.3	3,295
Valeant Pharmaceuticals International *	144,686	0.3	2,716
Other Securities		4.2	45,376

		5.5	59,556

Real Estate 5.9%
Healthcare Realty Trust, Inc.	101,281	0.2	2,588
Other Securities		5.7	61,284

		5.9	63,872

Retailing 3.1%
Aeropostale, Inc. *	124,632	0.3	3,017
Other Securities		2.8	30,016

		3.1	33,033

Semiconductors & Semiconductor Equipment 3.5%
Atmel Corp. *	655,000	0.2	2,718
Microsemi Corp. *	126,219	0.3	2,744
Other Securities		3.0	31,993

		3.5	37,455

Software & Services 6.3%
Jack Henry & Associates, Inc.	147,720	0.3	2,808
Other Securities		6.0	64,429

		6.3	67,237

Technology Hardware & Equipment 5.0%
F5 Networks, Inc. *	143,600	0.3	3,564
Foundry Networks, Inc. *	237,924	0.3	3,533
Other Securities		4.4	47,197

		5.0	54,294

Telecommunication Services 0.7%
Other Securities		0.7	7,677

Transportation 2.3%
Other Securities		2.3	24,723

Utilities 4.7%
Nicor, Inc.	76,300	0.3	3,526
Piedmont Natural Gas Co., Inc.	124,077	0.4	4,085
Vectren Corp.	122,517	0.3	3,087
WGL Holdings, Inc.	79,661	0.2	2,564
Other Securities		3.5	37,772

		4.7	51,034

Total Common Stock (Cost $1,216,052)			1,009,483

Foreign Common Stock 1.1% of net assets

Bermuda 1.0%

Capital Goods 0.1%
Other Securities		0.1	1,000

Consumer Durables & Apparel 0.1%
Other Securities		0.1	664

Insurance 0.6%
Other Securities		0.6	7,832

Software & Services 0.1%
Other Securities		0.1	847

Telecommunication Services 0.1%
Other Securities		0.1	604

Transportation 0.0%
Other Securities		0.0	152

Utilities 0.0%
Other Securities		0.0	410

		1.0	11,509

44 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Liberia 0.1%

Transportation 0.1%
Other Securities		0.1	588

Total Foreign Common Stock (Cost $19,828)			12,097

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	356

Total Preferred Stock (Cost $1,124)			356

Rights 0.0% of net assets
Other Securities		0.0	54

Total Rights (Cost $44)			54

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 4.9% of net assets

Commercial Paper & Other Obligations 4.4%
Citibank, London Time Deposit
0.56% , 11/03/08	40,100	3.7	40,100
JP Morgan Chase, London Time Deposit
0.56% , 11/03/08	7,151	0.7	7,151

		4.4	47,251

U.S. Treasury Obligations 0.5%
Other Securities		0.5	5,454

Total Short-Term Investments (Cost $52,705)			52,705

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $1,326,126, and the unrealized appreciation and depreciation were $136,059 and ($387,490), respectively, with a net unrealized depreciation of ($251,431).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/2008. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, e-mini, Long, expires 12/19/08	903	48,446	989

See financial notes 45

 Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,289,753)		$1,074,695
Receivables:
Investments sold		953
Fund shares sold		9,510
Due from brokers for futures		1,806
Dividends		1,048
Interest		1
Prepaid expenses	+	9

Total assets		1,088,022

Liabilities
Payables:
Investments bought		11,913
Investment adviser and administrator fees		19
Transfer agent and shareholder services fees		12
Fund shares redeemed		350
Accrued expenses	+	88

Total liabilities		12,382

Net Assets
Total assets		1,088,022
Total liabilities	−	12,382

Net assets		$1,075,640
Net Assets by Source
Capital received from investors		1,316,524
Net investment income not yet distributed		18,705
Net realized capital losses		(45,520)
Net unrealized capital losses		(214,069)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$447,898		32,408		$13.82
Select Shares	$627,742		45,338		$13.85

46 See financial notes

 Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $15)		$24,321
Interest		491
Securities on loan	+	7,024

Total investment income		31,836

Net Realized Gains and Losses
Net realized losses on investments		(48,257)
Net realized losses on futures contracts	+	(123)

Net realized losses		(48,380)

Net Unrealized Losses
Net unrealized losses on investments		(541,270)
Net unrealized gains on futures contracts	+	275

Net unrealized losses		(540,995)

Expenses
Investment Advisor and administrator fees		4,307
Transfer agent and shareholder service fees:
Investor Shares		1,523
Select Shares		841
Portfolio accounting fees		84
Shareholder reports		83
Professional fees		49
Registration fees		37
Custodian fees		30
Trustees’ fees		19
Interest Expense		3
Other expenses	+	17

Total expenses		6,993
Expense reduction by adviser and Schwab	−	18

Net expenses		6,975

Increase (Decrease) in Net Assets from Operations
Total investment income		31,836
Net expenses	−	6,975

Net investment income		24,861
Net realized losses		(48,380)
Net unrealized losses	+	(540,995)

Decrease in net assets from operations		($564,514)

See financial notes 47

 Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$24,861	$23,290
Net realized gains (losses)		(48,380)	244,655
Net unrealized losses	+	(540,995)	(86,470)

Increase (Decrease) in net assets from operations		(564,514)	181,475

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,132	6,876
Select Shares	+	12,287	9,628

Total distributions from net investment income		20,419	16,504

Distributions from net realized gains
Investor Shares		106,591	88,653
Select Shares	+	140,533	104,007

Total distributions from net realized gains		247,124	192,660

Total distributions		$267,543	$209,164

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,071	$65,918	3,309	$81,591
Select Shares	+	8,084	143,442	4,151	101,982

Total shares sold		12,155	$209,360	7,460	$183,573

Shares Reinvested
Investor Shares		5,458	107,685	3,788	89,541
Select Shares	+	7,095	140,062	4,407	104,234

Total shares reinvested		12,553	$247,747	8,195	$193,775

Shares Redeemed
Investor Shares		(6,996)	(127,623)	(6,951)	(171,881)
Select Shares	+	(8,050)	(146,320)	(4,571)	(112,733)

Total shares redeemed		(15,046)	($273,943)	(11,522)	($284,614)

Net transactions in fund shares		9,662	$183,164	4,133	$92,734

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,084	$1,724,533	63,951	$1,659,488
Total increase or decrease	+	9,662	(648,893)	4,133	65,045

End of period		77,746	$1,075,640	68,084	$1,724,533

Net investment income not yet distributed			$18,705		$17,463

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	26.96	23.83	20.77	19.04	17.48

Income (loss) from investment operations:
Net investment income (loss)	0.36	0.35	0.30	0.29	0.19
Net realized and unrealized gains (losses)	(9.90)	3.06	3.01	1.69	1.53

Total from investment operations	(9.54)	3.41	3.31	1.98	1.72
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.25)	(0.25)	(0.16)
Distributions from net realized gains	(0.06)	—	—	—	—

Total distributions	(0.39)	(0.28)	(0.25)	(0.25)	(0.16)

Net asset value at end of period	17.03	26.96	23.83	20.77	19.04

Total return (%)	(35.85)	14.44	16.05	10.45	9.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	0.52	0.53	0.54	0.56
Gross operating expenses	0.53	0.52	0.53	0.54	0.56
Net investment income (loss)	1.56	1.34	1.27	1.37	1.07
Portfolio turnover rate	1	0 [1]	3	2	2
Net assets, end of period ($ x 1,000,000)	422	673	607	600	592

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	27.04	23.90	20.83	19.09	17.52

Income (loss) from investment operations:
Net investment income (loss)	0.40	0.37	0.31	0.31	0.22
Net realized and unrealized gains (losses)	(9.93)	3.09	3.04	1.71	1.54

Total from investment operations	(9.53)	3.46	3.35	2.02	1.76
Less distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.28)	(0.28)	(0.19)
Distributions from net realized gains	(0.06)	—	—	—	—

Total distributions	(0.43)	(0.32)	(0.28)	(0.28)	(0.19)

Net asset value at end of period	17.08	27.04	23.90	20.83	19.09

Total return (%)	(35.76)	14.62	16.23	10.63	10.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38	0.37	0.38	0.39	0.39
Gross operating expenses	0.38	0.37	0.38	0.39	0.41
Net investment income (loss)	1.71	1.49	1.41	1.52	1.23
Portfolio turnover rate	1	0 [1]	3	2	2
Net assets, end of period ($ x 1,000,000)	585	906	762	617	548

1 Less than 1%.

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	1,068,350	995,554
0.2%	Foreign Common Stock	2,910	1,827
0.1%	Preferred Stock	784	1,352
0.0%	Rights	13	16
0.6%	Short-Term Investments	5,867	5,867

99.8%	Total Investments	1,077,924	1,004,616
0.0%	Collateral Invested for Securities on Loan	3	3
0.2%	Other Assets and Liabilities, Net		2,505

100.0%	Net Assets		1,007,124

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	3,327

Banks 3.9%
U.S. Bancorp.	158,531	0.5	4,726
Wells Fargo & Co.	294,406	1.0	10,025
Other Securities		2.4	24,492

		3.9	39,243

Capital Goods 7.6%
3M Co.	65,000	0.4	4,180
General Electric Co.	847,966	1.7	16,544
The Boeing Co.	68,800	0.4	3,596
United Technologies Corp.	84,068	0.5	4,620
Other Securities		4.6	47,275

		7.6	76,215

Commercial & Professional Supplies 1.2%
Other Securities		1.2	11,916

Consumer Durables & Apparel 1.3%
Other Securities		1.3	12,916

Consumer Services 2.0%
McDonald’s Corp.	110,300	0.7	6,390
Other Securities		1.3	14,000

		2.0	20,390

Diversified Financials 6.3%
Bank of America Corp.	436,775	1.1	10,557
Citigroup, Inc.	462,286	0.6	6,310
JPMorgan Chase & Co.	298,944	1.2	12,331
The Charles Schwab Corp. (d)	111,120	0.2	2,125
The Goldman Sachs Group, Inc.	39,700	0.4	3,672
Other Securities		2.8	28,860

		6.3	63,855

Energy 11.8%
Chevron Corp.	178,939	1.3	13,349
ConocoPhillips	134,223	0.7	6,982
Exxon Mobil Corp.	463,166	3.4	34,330
Occidental Petroleum Corp.	75,020	0.4	4,167
Schlumberger Ltd.	105,000	0.6	5,423
Other Securities		5.4	54,395

		11.8	118,646

Food & Staples Retailing 3.2%
CVS Caremark Corp.	125,640	0.4	3,851
Wal-Mart Stores, Inc.	342,100	1.9	19,093
Other Securities		0.9	9,199

		3.2	32,143

Food, Beverage & Tobacco 5.7%
Anheuser-Busch Cos., Inc.	61,500	0.4	3,815
Kraft Foods, Inc., Class A	160,513	0.5	4,677
PepsiCo, Inc.	140,800	0.8	8,027
Philip Morris International, Inc.	174,800	0.8	7,599
The Coca-Cola Co.	202,200	0.9	8,909
Other Securities		2.3	23,820

		5.7	56,847

Health Care Equipment & Services 4.3%
Medtronic, Inc.	95,374	0.4	3,846
Other Securities		3.9	39,114

		4.3	42,960

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.6%
The Procter & Gamble Co.	269,915	1.7	17,420
Other Securities		0.9	8,880

		2.6	26,300

Insurance 4.4%
Berkshire Hathaway, Inc., Class A *	133	1.5	15,360
Other Securities		2.9	29,093

		4.4	44,453

Materials 3.5%
Monsanto Co.	43,290	0.4	3,852
Other Securities		3.1	31,751

		3.5	35,603

Media 3.0%
The Walt Disney Co.	185,410	0.5	4,802
Time Warner, Inc.	367,052	0.4	3,704
Other Securities		2.1	21,768

		3.0	30,274

Pharmaceuticals & Biotechnology 8.8%
Abbott Laboratories	136,705	0.8	7,539
Amgen, Inc. *	103,268	0.6	6,185
Genentech, Inc. *	95,300	0.8	7,904
Johnson & Johnson	246,370	1.5	15,112
Merck & Co., Inc.	183,552	0.6	5,681
Pfizer, Inc.	610,192	1.1	10,807
Wyeth	114,400	0.4	3,681
Other Securities		3.0	32,157

		8.8	89,066

Real Estate 1.6%
Other Securities		1.6	15,972

Retailing 3.0%
Other Securities		3.0	30,089

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	483,832	0.8	7,741
Other Securities		1.3	13,494

		2.1	21,235

Software & Services 7.2%
Google, Inc., Class A *	27,900	1.0	10,026
Microsoft Corp.	800,850	1.8	17,883
Oracle Corp. *	434,449	0.8	7,946
Visa, Inc., Class A	70,000	0.4	3,875
Other Securities		3.2	33,180

		7.2	72,910

Technology Hardware & Equipment 6.4%
Apple, Inc. *	75,000	0.8	8,069
Cisco Systems, Inc. *	511,909	0.9	9,097
Hewlett-Packard Co.	234,636	0.9	8,982
International Business Machines Corp.	126,510	1.2	11,762
QUALCOMM, Inc.	135,100	0.5	5,169
Other Securities		2.1	21,539

		6.4	64,618

Telecommunication Services 2.8%
AT&T, Inc.	520,056	1.4	13,922
Verizon Communications, Inc.	247,572	0.7	7,345
Other Securities		0.7	6,558

		2.8	27,825

Transportation 2.2%
United Parcel Service, Inc., Class B	91,480	0.5	4,828
Other Securities		1.7	17,046

		2.2	21,874

Utilities 3.7%
Other Securities		3.7	36,877

Total Common Stock (Cost $1,068,350)			995,554

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.0%
Other Securities		0.0	323

Consumer Durables & Apparel 0.0%
Other Securities		0.0	90

Consumer Services 0.0%
Other Securities		0.0	20

Diversified Financials 0.1%
Other Securities		0.1	652

Energy 0.0%
Other Securities		0.0	39

Insurance 0.1%
Other Securities		0.1	410

Software & Services 0.0%
Other Securities		0.0	117

Telecommunication Services 0.0%
Other Securities		0.0	31

		0.2	1,682

British Virgin Islands 0.0%

Transportation 0.0%
Other Securities		0.0	50

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	70

United Kingdom 0.0%

Insurance 0.0%
Other Securities		0.0	25

Total Foreign Common Stock (Cost $2,910)			1,827

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	44

Real Estate 0.1%
Other Securities		0.1	1,308

Total Preferred Stock (Cost $784)			1,352

Rights 0.0% of net assets

Capital Goods 0.0%
Other Securities		0.0	16

Total Rights
(Cost $13)			16

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligations 0.5%
Citibank, London Time Deposit
0.56% , 11/03/08	4,707	0.5	4,707

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,160

Total Short-Term Investments (Cost $5,867)			5,867

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.0% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	2,606	0.0	3

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $1,076,231 and the unrealized appreciation and depreciation were $224,582 and ($296,197), respectively,with a net unrealized depreciation of ($71,615).

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
(e)	Illiquid security. At the period end, the value of these amounted to $14 or 0.0% of net assets. Please see complete schedule of holdings.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/19/08	20	1,073	(309)
S & P 500 Index, e-mini, Long, expires 12/19/08	80	3,869	(145)

			(454)

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1 (cost $1,077,924)		$1,004,616
Collateral invested for securities on loan		3
Receivables:
Investments sold		141
Dividends		1,367
Fund shares sold		1,304
Income from securities on loan		90
Due from brokers for futures		63
Prepaid expenses	+	8

Total assets		1,007,592

Liabilities
Collateral invested for securities on loan		3
Payables:
Investment adviser and administrator fees		20
Transfer agent and shareholder services fees		12
Fund shares redeemed		356
Accrued expenses	+	77

Total liabilities		468

Net Assets
Total assets		1,007,592
Total liabilities	−	468

Net assets		$1,007,124
Net Assets by Source
Capital received from investors		1,087,173
Net investment income not yet distributed		17,281
Net realized capital losses		(23,568)
Net unrealized capital losses		(73,762)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$422,135		24,786		$17.03
Select Shares	$584,989		34,252		$17.08

See financial notes 53

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $23 from affiliated issuer and net of foreign withholding tax of $7)		$26,911
Interest		385
Securities on loan	+	1,104

Total investment income		28,400

Net Realized Gains and Losses
Net realized losses on investments		(18,890)
Net realized losses on futures contracts	+	(4,436)

Net realized losses		(23,326)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(561,982)
Net unrealized losses on futures contracts	+	(975)

Net unrealized losses		(562,957)

Expenses
Investment adviser and administrator fees		3,394
Transfer agent and shareholder service fees:
Investor Shares		1,431
Select Shares		788
Portfolio accounting fees		111
Shareholder reports		68
Registration fees		66
Professional fees		49
Custodian fees		38
Trustees’ fees		18
Other expenses	+	15

Total expenses		5,978

Increase (Decrease) in Net Assets from Operations
Total investment income		28,400
Net expenses	−	5,978

Net investment income		22,422
Net realized losses		(23,326)
Net unrealized lossses	+	(562,957)

Decrease in net assets from operations		($563,861)

54 See financial notes

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$22,422	$21,150
Net realized gains (losses)		(23,326)	16,165
Net unrealized gains (losses)	+	(562,957)	162,886

Increase (Decrease) in net assets from operations		(563,861)	200,201

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,309	7,170
Select Shares	+	12,465	10,364

Total distributions from net investment income		20,774	17,534

Distributions from net realized gains
Investor Shares		1,506	—
Select Shares	+	2,022	—

Total distributions from net realized gains		3,528	—

Total distributions		$24,302	$17,534

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,610	$101,344	4,388	$110,760
Select Shares	+	8,006	177,993	7,297	184,566

Total shares sold		12,616	$279,337	11,685	$295,326

Shares Reinvested
Investor Shares		361	$9,166	273	$6,688
Select Shares	+	472	11,987	349	8,568

Total shares reinvested		833	$21,153	622	$15,256

Shares Redeemed
Investor Shares		(5,154)	($115,426)	(5,145)	($130,207)
Select Shares	+	(7,746)	(169,194)	(6,015)	(152,240)

Total shares redeemed		(12,900)	($284,620)	(11,160)	($282,447)

Net transactions in fund shares		549	$15,870	1,147	$28,135

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,489	$1,579,417	57,342	$1,368,615
Total increase or decrease	+	549	(572,293)	1,147	210,802

End of period		59,038	$1,007,124	58,489	$1,579,417

Net investment income not yet distributed			$17,281		$16,410

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.92	21.12	17.07	14.82	12.74

Income (loss) from investment operations:
Net investment income (loss)	0.63	0.50	0.48	0.35	0.26
Net realized and unrealized gains (losses)	(12.10)	4.92	3.92	2.18	2.05

Total from investment operations	(11.47)	5.42	4.40	2.53	2.31
Less distributions:
Distributions from net investment income	(0.51)	(0.62)	(0.35)	(0.28)	(0.23)

Net asset value at end of period	13.94	25.92	21.12	17.07	14.82

Total return (%)	(45.09)	26.26	26.15	17.30	18.40

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	0.69	0.69	0.68	0.69
Gross operating expenses	0.69	0.69	0.70	0.72	0.73
Net investment income (loss)	2.95	2.15	2.41	2.05	1.78
Portfolio turnover rate	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	469	872	706	595	550

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.95	21.14	17.09	14.83	12.75

Income (loss) from investment operations:
Net investment income (loss)	0.68	0.54	0.50	0.38	0.28
Net realized and unrealized gains (losses)	(12.13)	4.93	3.93	2.19	2.05

Total from investment operations	(11.45)	5.47	4.43	2.57	2.33
Less distributions:
Distributions from net investment income	(0.55)	(0.66)	(0.38)	(0.31)	(0.25)

Net asset value at end of period	13.95	25.95	21.14	17.09	14.83

Total return (%)	(45.02)	26.50	26.35	17.56	18.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.50	0.50
Gross operating expenses	0.54	0.54	0.55	0.57	0.58
Net investment income (loss)	3.15	2.34	2.60	2.23	1.97
Portfolio turnover rate	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	711	1,264	954	776	687

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	97.0%	Common Stock	1,093,011	1,144,821
	0.2%	Preferred Stock	3,449	2,361
	—%	Rights	—	—
	1.9%	Other Investment Companies	19,968	22,310
	1.3%	Short-Term Investment	15,037	15,037

	100.4%	Total Investments	1,131,465	1,184,529
(0	.4)%	Other Assets and Liabilities, Net		(5,097)

	100.0%	Net Assets		1,179,432

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.0% of net assets

Australia 4.9%
BHP Billiton Ltd.	569,033	0.9	10,932
Commonwealth Bank of Australia	213,109	0.5	5,825
Other Securities		3.5	41,666

		4.9	58,423

Austria 0.2%
Other Securities		0.2	2,365

Belgium 0.5%
Other Securities		0.5	5,869

Bermuda 0.1%
Other Securities		0.1	972

Canada 6.5%
Other Securities		6.5	76,550

Denmark 0.6%
Other Securities		0.6	7,903

Finland 1.1%
Nokia Oyj	640,831	0.8	9,816
Other Securities		0.3	2,872

		1.1	12,688

France 11.1%
Axa	294,219	0.5	5,621
BNP Paribas	152,296	0.9	10,996
France Telecom S.A.	317,295	0.7	8,001
GDF Suez	242,859	0.9	10,810
Sanofi-Aventis	175,336	0.9	11,109
Total S.A.	399,919	1.9	22,001
Other Securities		5.3	62,239

		11.1	130,777

Germany 8.8%
Allianz SE - Reg’d	77,200	0.5	5,666
Bayer AG	127,406	0.6	6,974
Deutsche Telekom AG - Reg’d	505,762	0.6	7,420
E.ON AG	341,651	1.1	12,803
RWE AG	74,676	0.5	6,122
Siemens AG	152,678	0.8	8,978
Volkswagen AG	24,193	1.3	15,396
Other Securities		3.4	40,675

		8.8	104,034

Greece 0.2%
Other Securities		0.2	3,145

Hong Kong 1.3%
Other Securities		1.3	15,360

Ireland 0.2%
Other Securities		0.2	2,652

Italy 3.3%
Eni S.p.A.	422,226	0.9	10,078
Intesa Sanpaolo	1,599,904	0.5	5,855
Other Securities		1.9	22,697

		3.3	38,630

Japan 18.3%
Canon, Inc.	190,995	0.6	6,683
Honda Motor Co., Ltd.	264,039	0.6	6,565
Mitsubishi UFJ Financial Group, Inc.	1,671,579	0.9	10,504
Nintendo Co., Ltd.	18,239	0.5	5,860
Nippon Telegraph & Telephone Corp.	1,405	0.5	5,733
Takeda Pharmaceutical Co., Ltd.	115,200	0.5	5,724

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Toyota Motor Corp.	451,003	1.5	17,612
Other Securities		13.2	156,939

		18.3	215,620

Luxembourg 0.3%
Other Securities		0.3	3,529

Netherlands 2.6%
Unilever N.V. CVA	286,417	0.6	6,902
Other Securities		2.0	23,685

		2.6	30,587

Norway 0.5%
Other Securities		0.5	5,762

Portugal 0.3%
Other Securities		0.3	3,281

Singapore 0.6%
Other Securities		0.6	6,813

Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	636,477	0.6	7,387
Banco Santander S.A.	1,064,785	1.0	11,516
Iberdrola S.A.	834,123	0.5	6,037
Telefonica S.A.	787,405	1.2	14,579
Other Securities		1.3	14,623

		4.6	54,142

Sweden 1.5%
Other Securities		1.5	17,410

Switzerland 8.8%
Credit Suisse Group AG - Reg’d	171,263	0.5	6,404
Nestle S.A.	649,334	2.1	25,251
Novartis AG - Reg’d.	448,364	1.9	22,758
Roche Holding AG	119,112	1.6	18,215
UBS AG - Reg’d *	489,839	0.7	8,311
Other Securities		2.0	22,778

		8.8	103,717

United Kingdom 20.6%
AstraZeneca plc	245,264	0.9	10,394
BG Group plc	580,504	0.7	8,536
BHP Billiton plc	381,998	0.5	6,487
BP plc	3,179,649	2.2	25,919
British American Tobacco plc	295,319	0.7	8,100
Diageo plc	440,768	0.6	6,726
GlaxoSmithKline plc	887,702	1.4	17,065
HSBC Holdings plc	2,043,280	2.1	24,201
Rio Tinto plc	146,707	0.6	6,853
Royal Dutch Shell plc, Class A	588,320	1.4	16,306
Royal Dutch Shell plc, Class B	454,943	1.0	12,334
Tesco plc	1,344,869	0.6	7,369
Vodafone Group plc	8,956,795	1.5	17,230
Other Securities		6.4	75,863

		20.6	243,383

United States 0.1%
Other Securities		0.1	1,209

Total Common Stock (Cost $1,093,011)			1,144,821

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,361

Total Preferred Stock (Cost $3,449)			2,361

Rights 0.0% of net assets
Other Securities		0.0	—

Total Rights (Cost $—)			—

Other Investment Companies 1.9% of net assets

United States 1.9%
iShares MSCI EAFE Index Fund	500,000	1.9	22,310

Total Other Investment Companies (Cost $19,968)			22,310

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 1.3% of net assets
Citibank, London Time Deposit
0.56% , 11/03/08	15,037	1.3	15,037

Total Short-Term Investments (Cost $15,037)			15,037

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $1,152,853, and the unrealized appreciation and depreciation were $262,911 and ($231,235), respectively, with a net unrealized appreciation of $31,676.

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $1,069,354 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.
CVA — Dutch Certificate
Reg’d — Registered

See financial notes 59

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,131,465)		$1,184,529
Receivables:
Fund shares sold		4,597
Dividends		2,998
Foreign tax reclaims		256
Income from securities on loan		73
Prepaid expenses	+	11

Total assets		1,192,464

Liabilities
Payables:
Investments bought		12,361
Investment advisors and administrator fees		31
Transfer agent and shareholder services fees		12
Fund shares redeemed		453
Accrued expenses	+	175

Total liabilities		13,032

Net Assets
Total assets		1,192,464
Total liabilities	−	13,032

Net assets		$1,179,432
Net Assets by Source
Capital received from investors		1,324,169
Net investment income not yet distributed		37,856
Net realized capital losses		(235,730)
Net unrealized capital gains		53,137

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$468,650		33,630		$13.94
Select Shares	$710,782		50,953		$13.95

60 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $5,995)		$62,036
Interest		196
Securities on loan	+	3,222

Total Investment Income		65,454

Net Realized Gains and Losses
Net realized losses on investments		(10,817)
Net realized losses on foreign currency transactions	+	(1,007)

Net realized losses		(11,824)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(992,890)
Net unrealized gains on foreign currency translations	+	44

Net unrealized losses		(992,846)

Expenses
Investment advisor and administrator fees		7,071
Transfer agent and shareholder service fees:
Investor Shares		1,800
Select Shares		1,075
Custodian fees		469
Portfolio accounting fees		100
Shareholder reports		98
Registration fees		61
Professional fees		51
Trustees’ fees		22
Interest expenses		1
Other expenses	+	23

Total expenses		10,771
Expense reduction by adviser and Schwab	−	467

Net expenses		10,304

Increase (Decrease) in Net Assets from Operations
Total investment income		65,454
Net expenses	−	10,304

Net investment income		55,150
Net realized losses		(11,824)
Net unrealized losses	+	(992,846)

Decrease in net assets from operations		($949,520)

See financial notes 61

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$55,150	$42,328
Net realized gains (losses)		(11,824)	36,315
Net unrealized gains (losses)	+	(992,846)	363,716

Increase (Decrease) in net assets from operations		(949,520)	442,359

Distributions to Shareholders
Distributions from net investment income
Investor Shares		17,168	20,568
Select Shares	+	26,872	29,711

Total distributions from net investment income		$44,040	$50,279

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,740	$126,669	6,551	$149,920
Select Shares	+	10,127	200,887	8,448	193,668

Total shares sold		16,867	$327,556	14,999	$343,588

Shares Reinvested
Investor Shares		646	$15,700	875	$18,798
Select Shares	+	992	24,068	1,257	26,990

Total shares reinvested		1,638	$39,768	2,132	$45,788

Shares Redeemed
Investor Shares		(7,378)	($151,710)	(7,214)	($164,681)
Select Shares	+	(8,895)	(178,511)	(6,076)	(140,165)

Total shares redeemed		(16,273)	($330,221)	(13,290)	($304,846)

Net transactions in fund shares		2,232	$37,103	3,841	$84,530

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,351	$2,135,889	78,510	$1,659,279
Total increase or decrease	+	2,232	(956,457)	3,841	476,610

End of period		84,583	$1,179,432	82,351	$2,135,889

Net investment income not yet distributed			$37,856		$27,472

62 See financial notes

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares®, are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

 63

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values are adjusted for changes in value that may occur between the close of a foreign exchange and the time at which fund’s shares are priced. The Boards of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the funds’ financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

64

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

 65

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but no limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trusts.

66

 Schwab Equity Index Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional	Schwab
	S&P 500	Select	1000
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%
$500 million to $5 billion	0.09%	0.09%	0.22%
$5 billion to $10 billion	0.08%	0.08%	0.20%
Over $10 billion	0.07%	0.07%	0.18%

		Total Stock
	Small-Cap	Market	International
Average daily net assets	Index Fund	Index Fund	Index Fund

First $500 million	0.33%	0.30%	0.43%
Over $500 million	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e. Shares*	0.05%	0.05%
Institutional Select Shares*	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares only offered by Institutional Select S&P 500 Fund.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares*	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares are only offered by S&P 500 Index Fund and Institutional Select Shares are only offered by Institutional Select S&P 500 Fund.

 67

 Schwab Equity Index Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2008, the percentages of fund shares owned by other Schwab Funds are:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—%	7.9%	—	10.1%	—	10.6%
Growth Portfolio	—%	5.7%	—	10.3%	—	8.9%
Balanced Portfolio	—%	2.8%	—	5.7%	—	5.0%
Conservative Portfolio	0.5%	0.6%	—	2.5%	—	2.2%
Schwab Annuity Portfolios:
Growth Portfolio II	—%	0.4%	—	0.6%	—	0.5%

As of October 31, 2008, the shares owned by the Schwab Charitable Giving Trust as a percentage of the total shares of the Schwab Institutional S&P 500 Fund was 1.62%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended October 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$103,743
Institutional Select S&P 500 Fund	108,168
Schwab 1000 Index Fund	112,404
Small-Cap Index Fund	112,276
Total Stock Market Index Fund	—
International Index Fund	3,542

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Boards of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Boards of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but the trusts did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There

68

 Schwab Equity Index Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

were no borrowings from the line of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$245,285	$517,597
Institutional Select S&P 500 Fund	564,626	26,004
Schwab 1000 Index Fund	258,595	527,957
Small-Cap Index Fund	917,138	950,488
Total Stock Market Index Fund	58,522	17,433
International Index Fund	252,149	190,044

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(11/01/06-10/31/07)

S&P 500 Index Fund
Investor Shares	$87	$109
Select Shares	76	85
e.Shares	4	4
Institutional Select S&P 500 Fund	76	49
Schwab 1000 Index Fund
Investor Shares	64	90
Select Shares	39	41
Small-Cap Index Fund
Investor Shares	9	19
Select Shares	9	3
Total Stock Market Index Fund
Investor Shares	19	18
Select Shares	24	29
International Index Fund
Investor Shares	15	24
Select Shares	14	29

 69

 Schwab Equity Index Funds

Financial Notes (continued)

9. Other

As a result of Lehman Brothers Holdings Inc. (Lehman) bankruptcy, the funds used their collateral deposit for all open loans with Lehman to replace those securities with identical securities. These transactions resulted in the funds recognizing the following gains or losses for financial statement purposes in accordance with Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (“FAS 140”) that are not recognized for federal income tax purposes:

(All dollar amounts are x 1,000)

Schwab S&P 500 Index Fund	$980
Schwab Institutional Select S&P 500 Fund	(2,613)
Schwab 1000 Index Fund	30,101
Schwab Small-Cap Index Fund	(37,750)
Schwab Total Stock Market Index Fund	1,738
Schwab International Index Fund	(137)

10.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed Ordinary income	$109,658	$50,288	$79,310	$17,855	$16,970	$48,156
Undistributed long-term capital gains	$—	$—	$—	$—	$—	$—
Unrealized appreciation	$1,427,322	$119,828	$1,962,147	$136,059	$224,582	$262,911
Unrealized depreciation	($1,257,735)	($793,706)	($392,990)	($387,490)	($296,197)	($231,235)
Other unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—	$252

Net unrealized appreciation/(depreciation)	$169,587	($673,878)	$1,569,157	($251,431)	($71,615)	$31,928

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REIT), Partnerships and the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	$400,268	$27,646	$—	$—	$—	$112,722
2011	$72,381	$1,609	$—	$—	$—	$39,016
2012	$29,212	$—	$—	$—	$—	$8,278
2013	$175,896	$—	$—	$—	$—	$—
2014	$109,257	$2,359	$—	$—	$—	$—
2015	$—	$—	$—	$—	$—	$—
2016	$47,044	$89,645	$9,317	$7,310	$25,404	$3,212

Total	$841,252	$127,699	$9,317	$7,310	$25,404	$224,820

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. There were no capital losses being utilized for the fiscal year ended October 31, 2008.

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 Schwab Equity Index Funds

Financial Notes (continued)

10.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior period were:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$140,183	$53,061	$102,221	$26,317	$20,749	$44,040
Long-term capital gains	—	—	5,020	241,226	3,553	—
Return of Capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	$129,803	$32,922	$92,244	$63,308	$17,534	$50,279
Long-term capital gains	—	—	—	145,856	—	—
Return of Capital	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

		Institutional	Schwab		Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital Shares	$1	$—	$—	($1)	$—	$—
Undistributed net investment income	(2,614)	(1,033)	(4,390)	(3,200)	(777)	(726)
Net realized capital gains and losses	2,613	1,033	4,390	3,201	777	726

As of October 31, 2008, management has reviewed the tax positions for open tax periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

 71

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

72

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

S&P 500 Index Fund	100.00
Institutional Select S&P 500 Fund	94.89
Schwab 1000 Index Fund	100.00
Small-Cap Index Fund	68.85
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

S&P 500 Index Fund	$140,183
Institutional Select S&P 500 Fund	53,061
Schwab 1000 Index Fund	102,221
Small-Cap Index Fund	7,894
Total Stock Market Index Fund	20,749
International Index Fund	44,040

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $5,901 to its Shareholders for the year ended October 31, 2008. The respective foreign source income on the fund is $67,319.

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

S&P 500 Index Fund	$—
Institutional Select S&P 500 Fund	—
Schwab 1000 Index Fund	5,020
Small-Cap Index Fund	241,226
Total Stock Market Index Fund	3,553
International Index Fund	—

 73

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and CSIM (the “Agreements”) with respect to existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab 1000 Index, Fund Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies and funds. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement with respect to the Funds. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/

74

benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements with respect to the Funds and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 75

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

76

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 77

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

78

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 79

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13810-11

Annual report dated October 31, 2008 enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental US Large* Company Index Fund

Schwab Fundamental US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid
Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

You could have received this
document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This wrapper is not part of the shareholder reports.

Schwab MarketTrack Portfolios

A fast, easy way to a diversified portfolio of index funds
Give your portfolio a good, diversified base. Schwab MarketTrack Portfolios® offers four index fund portfolios, each with a different mix of investments to match your risk tolerance and goals—in one cost-effective mutual fund.

•	Choose from four distinct portfolios. Select one that’s right for you based on its risk/return characteristics.
•	Get the power of indexing plus asset allocation. Indexing offers the potential to keep pace with market performance. And asset allocation helps you reduce risk.
•	Take advantage of low investment minimums. Invest for as little as $100 for all account types, and pay no loads or transaction fees.

See MarketTrack Portfolio investments below:

To learn more
For more information on Schwab MarketTrack Portfolios, call 1-888-304-2312 or visit www.schwab.com/markettrack.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

©2008 Charles Schwab & Co., Inc. Member SIPC (1208-5965)

Schwab Fundamental Index* Funds

Annual Report
October 31, 2008

Schwab Fundamental US Large* Company Index Fund

Schwab Fundamental US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid
Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Schwab Fundamental Index Funds

Other shares classes are available on many Schwab Funds®

Schwab Funds offers share classes that carry lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into another share class. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Other share classes may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab Fundamental US Large* Company Index Fund

Investor Shares (Ticker Symbol: SFLVX)	-39.52%
Select Shares® (Ticker Symbol: SFLSX)	-39.38%
Institutional Shares (Ticker Symbol: SFLNX)	-39.22%
Benchmark: FTSE RAFI U.S. 1000 Index®	-39.19%
Fund Category: Morningstar Large-Cap Value	-37.31%

Performance Details	pages 6-7

Schwab Fundamental US Small-Mid* Company Index Fund

Investor Shares (Ticker Symbol: SFSVX)	-38.88%
Select Shares® (Ticker Symbol: SFSSX)	-38.79%
Institutional Shares (Ticker Symbol: SFSNX)	-38.73%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index®	-37.82%
Fund Category: Morningstar Small-Cap Blend	-37.24%

Performance Details	pages 8-9

Schwab Fundamental International* Large Company Index Fund

Investor Shares (Ticker Symbol: SFNVX)	-46.80%
Select Shares® (Ticker Symbol: SFNSX)	-46.76%
Institutional Shares (Ticker Symbol: SFNNX)	-46.70%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index®	-46.73%
Fund Category: Morningstar Foreign Large-Cap Blend	-47.61%

Performance Details	pages 10-11

Schwab Fundamental International* Small-Mid Company Index Fund[1]

Investor Shares (Ticker Symbol: SFIVX)	-38.00%
Select Shares® (Ticker Symbol: SFSMX)	-37.90%
Institutional Shares (Ticker Symbol: SFILX)	-37.80%
Benchmark: FTSE RAFI Developed ex U.S. Mid Small 1500 Index	-37.24%
Fund Category: Morningstar Foreign Small/Mid Growth	-43.41%

Performance Details	pages 12-13

Schwab Fundamental Emerging Markets* Index Fund[1]

Investor Shares (Ticker Symbol: SFEMX)	-42.70%
Select Shares® (Ticker Symbol: SFESX)	-42.60%
Institutional Shares (Ticker Symbol: SFENX)	-42.60%
Benchmark: FTSE RAFI Emerging Markets Index®	-42.39%
Fund Category: Morningstar Diversified Emerging Markets	-47.76%

Performance Details	pages 14-15

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”).

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	The total returns are since inception date of 1/31/08.

[2]	Please see prospectus for further detail and eligibility requirements. Certain investment managers may aggregate the investments of their underlying customer accounts to meet the minimum initial investments.

Schwab Fundamental Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab Fundamental Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Fundamental Index Funds 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab Fundamental Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large* Company
Index Fund

Schwab Fundamental US Large Company Index Fund Investor Shares returned -39.52% during the period, compared to the benchmark FTSE RAFI U.S. 1000 Index, which returned -39.19%. Unlike the fund, the index does not include operational and transactional costs. The FTSE RAFI U.S. 1000 Index includes the largest listed companies incorporated in the United States ranked by fundamental value. Significant declines in other major equity indexes and averages, including the Russell 1000 Index and S&P 500 Index, reflected investor pessimism as prospects for economic growth continued to deteriorate during the period, despite multiple interest rate cuts and stimulus measures by the Federal Government.

The portfolio’s negative absolute return was primarily attributable to losses in key sectors and major holdings that were most sensitive to the unfavorable investment environment. On a sector level, Financials and Consumer Discretionary were the worst performers during the period, each down an average of -51%. Though still negative, relatively better returns were seen in Consumer Staples and Utilities, which fell -13% and -26% on average, respectively. In terms of stock selection, three of the top five detractors from the portfolio were financial firms, including Citigroup, Inc., American International Group, Inc. (AIG) and Bank of America Corp. Securities less affected by the economic downturn, such as Wal-Mart Stores, Inc. and Anheuser Busch Companies, contributed positive returns.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	927
Weighted Average
Market Cap

($ x 1,000,000)	$68,588

Price/Earnings Ratio (P/E)	-17.4

Price/Book Ratio (P/B)	1.4

Portfolio Turnover Rate	26%

 Sector Weightings % of Investments

Financials	22.3%

Consumer Staples	12.3%

Consumer Discretionary	11.0%

Health Care	10.6%

Industrials	10.4%

Information Technology	9.9%

Energy	9.6%

Utilities	6.4%

Telecommunication Services	4.0%

Materials	3.2%

Other	0.3%

Total	100.0%

 Top Holdings % Net Assets2

Exxon Mobil Corp.	3.4%

JPMorgan Chase & Co.	2.4%

General Electric Co.	2.2%

Citigroup, Inc.	2.2%

Bank of America Corp.	2.1%

Wal-Mart Stores, Inc.	2.0%

Microsoft Corp.	1.9%

Chevron Corp.	1.9%

Pfizer, Inc.	1.7%

Verizon Communications, Inc.	1.6%

Total	21.4%

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

 Schwab Fundamental US Large* Company Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	Since Inception

Investor Shares (4/2/07)*	-39.52%	-23.76%
Select Shares (4/2/07)	-39.38%	-23.65%
Institutional Shares (4/2/07)	-39.22%	-23.48%
Benchmark: FTSE RAFI U.S. 1000 Index	-39.19%	-23.49%
Fund Category: Morningstar Large-Cap Value	-37.31%	-22.72%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 0.75% / Select Shares: Net 0.44%; Gross 0.60% /
             Institutional Shares: Net 0.35%; Gross 0.60%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed at 10/31/08. The total return presented in the financial highlights section of the report is calculated in the same manner but also taking into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 4/21/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 7

Schwab Fundamental US Small-Mid* Company
Index Fund

Schwab Fundamental US Small-Mid Company Index Fund Investor Shares returned -38.88% during the period, compared to the benchmark FTSE RAFI U.S. Mid Small 1500 Index, which returned -37.82%. Unlike the fund, the index does not include operational and transactional costs. The FTSE RAFI U.S. Mid Small 1500 Index is composed of small and medium sized companies incorporated in the United States ranked by fundamental value. Significant declines in other major equity indexes and averages, including the Russell 2000 Index and S&P 500 Index, reflected investor pessimism as prospects for economic growth continued to deteriorate during the period, despite multiple interest rate cuts and stimulus measures by the Federal Government.

The portfolio’s negative absolute return was primarily attributable to losses in key sectors and major holdings that were most sensitive to the unfavorable investment environment. On a sector level, Consumer Discretionary and Information Technology were the worst performers during the period, down -49% and -46% on average, respectively. Though still negative, relatively better returns were seen in Utilities and Consumer Staples, which fell -5% and -18% on average, respectively. In terms of stock selection, Dryships, Inc. and Cabelas, Inc. led securities detracting from the portfolio’s performance. Better performing securities held in the fund included Walter Industries, Inc. and Finish Line, Inc., both of which posted positive returns for the period.

As of 10/31/08:
 Style Assessment1

 Statistics

Number of Holdings	1,353
Weighted Average
Market Cap

($ x 1,000,000)	$1,038

Price/Earnings Ratio (P/E)	59.7

Price/Book Ratio (P/B)	1.2

Portfolio Turnover Rate	37%

 Sector Weightings % of Investments

Financials	25.0%

Industrials	17.5%

Consumer Discretionary	15.1%

Information Technology	14.2%

Health Care	7.9%

Energy	5.8%

Consumer Staples	4.3%

Materials	4.3%

Utilities	2.4%

Telecommunication Services	1.5%

Other	2.0%

Total	100.0%

 Top Holdings % Net Assets2

Ralcorp Holdings, Inc.	0.5%

The Finish Line, Inc., Class A	0.5%

The Laclede Group, Inc.	0.3%

First Niagara Financial Group, Inc.	0.3%

Old National Bancorp	0.3%
Emergency Medical Services

Corp., Class A	0.3%

United Natural Foods, Inc.	0.3%

Flowers Foods, Inc.	0.3%

Waste Connections, Inc.	0.3%

F.N.B. Corp.	0.3%

Total	3.4%

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

 Schwab Fundamental US Small-Mid* Company Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	Since Inception

Investor Shares (4/2/07)	-38.88%	-25.07%
Select Shares (4/2/07)	-38.79%	-24.95%
Institutional Shares (4/2/07)	-38.73%	-24.86%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index	-37.82%	-23.92%
Fund Category: Morningstar Small-Cap Blend	-37.24%	-23.80%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 1.00% / Select Shares: Net 0.44%; Gross 0.85% /
             Institutional Shares: Net 0.35%; Gross 0.85%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 4/21/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Large Company Index Fund

Schwab Fundamental International Large Company Index Fund Investor Shares returned -46.80% during the period, compared to the benchmark FTSE RAFI Developed ex U.S. 1000 Index, which returned -46.73%. Unlike the fund, the index does not include operational or transactional costs. The FTSE RAFI Developed ex U.S. 1000 Index consists of the largest 1000 listed companies incorporated outside of the United States ranked by fundamental value. The portfolio’s negative absolute return reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Consistent with the index, the fund was weighted toward the United Kingdom and Japan, which posted declines of -50% and -34% on average, respectively. In terms of stock selection, three of the top five detractors from the portfolio were financial firms, including ING Groep N.V., Royal Bank of Scotland and HBOS plc. Better performing securities held in the fund included Volkswagen AG and Tokyo Electric Power, both of which posted positive returns for the period.

As of 10/31/08:
 Style Assessment1

 Country Weightings % of Investments

Japan	22.0%

United Kingdom	21.5%

France	10.6%

Germany	8.6%

Switzerland	5.7%

Canada	4.9%

Italy	4.5%

Australia	4.0%

Spain	3.2%

Netherlands	2.8%

United States	2.5%

Other Countries	9.7%

Total	100.0%

 Statistics

Number of Holdings	1009
Weighted Average
Market Cap

($ x 1,000,000)	$42,385

Price/Earnings Ratio (P/E)	7.6

Price/Book Ratio (P/B)	1.1

Portfolio Turnover Rate	74%

 Sector Weightings % of Investments

Financials	27.6%

Consumer Discretionary	11.9%

Energy	10.5%

Industrials	9.4%

Consumer Staples	7.6%

Telecommunication Services	7.5%

Utilities	7.1%

Health Care	5.8%

Materials	5.8%

Information Techonology	3.8%

Other	3.0%

Total	100.0%

 Top Holdings % Net Assets2

BP plc	2.5%

iShares MSCI EAFE Index Fund	2.5%

HSBC Holdings plc	2.2%

Total S.A.	1.7%

Vofafone Group plc	1.4%

Royal Dutch Shell plc, Class A	1.4%

Toyota Motor Corp.	1.2%

Volkswagen AG	1.1%

GlaxoSmithKline plc	1.1%

Royal Dutch Shell plc, Class B	1.0%

Total	16.1%

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	Since Inception

Investor Shares (4/2/07)	-46.80%	-27.10%
Select Shares (4/2/07)	-46.76%	-26.99%
Institutional Shares (4/2/07)	-46.70%	-26.90%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index	-46.73%	-26.35%
Fund Category: Morningstar Foreign Large-Cap Blend	-47.61%	-26.93%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 1.43%/ Select Shares: Net 0.44%; Gross 1.28% /
             Institutional Shares: Net 0.35%; Gross 1.28%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 4/21/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 11

Schwab Fundamental International* Small-Mid Company Index Fund

Schwab Fundamental International Small-Mid Company Index Fund Investor Shares returned -38.00% since inception on 1/31/08 through 10/31/08. During this period, the benchmark FTSE RAFI Developed ex U.S. Mid Small 1500 Index returned -37.24%. Unlike the fund, the index does not include operational or transactional costs. The fund generally invests in stocks that comprise the FTSE RAFI Developed ex U.S. Mid Small 1500 Index. The index is comprised of 1500 small and medium-sized companies domiciled in developed countries outside the United States ranked by fundamental value. The portfolio’s negative absolute return reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. From a geographic perspective, returns were down across the board, with Norway and Australia leading the declines. In terms of stock selection, better performing securities held in the fund included Wing Lung Bank and Epcos AG, while Melrose plc, one of the fund’s top holdings, was among securities detracting from the portfolio’s performance.

As of 10/31/08:
 Style Assessment1

 Country Weightings % of Investments

Japan	44.3%

United Kingdom	11.8%

Canada	6.0%

Australia	5.3%

Switzerland	3.4%

Germany	2.7%

France	2.7%

Other Countries	23.8%

Total	100.0%

 Statistics

Number of Holdings	1406
Weighted Average
Market Cap

($ x 1,000,000)	$1,950

Price/Earnings Ratio (P/E)	12.2

Price/Book Ratio (P/B)	0.8

Portfolio Turnover Rate[2]	132%

 Sector Weightings % of Investments

Industrials	23.5%

Financials	18.7%

Consumer Discretionary	17.3%

Consumer Staples	11.1%

Materials	9.8%

Information Technology	7.8%

Health Care	4.7%

Energy	3.1%

Utilities	1.6%

Telecommunication Services	0.7%

Others	1.7%

Total	100.0%

 Top Holdings % Net Assets3

iShares MSCI EAFE Index Fund	1.6%

Melrose plc	0.4%

Familymart Co., Ltd.	0.3%

The Bank of Ikeda Ltd.	0.3%

Morinaga Milk Industry Co., Ltd.	0.3%

Amlin plc	0.3%

Keihan Electric Railway Co., Ltd.	0.3%

Rinnai Corp.	0.3%

Q.P.Corp.	0.3%

Emera, Inc.	0.3%

Total	4.4%

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (1/31/08)	-38.00%
Select Shares (1/31/08)	-37.90%
Institutional Shares (1/31/08)	-37.80%
Benchmark: FTSE RAFI Developed ex U.S. Mid Small 1500 Index	-37.24%
Fund Category: Morningstar Foreign Small/Mid Growth	-43.41%

Fund Expense Ratios3: Investor Shares: Net 0.79%; Gross 0.87%/ Select Shares: Net 0.64%; Gross 0.72% /
             Institutional Shares: Net 0.55%; Gross 0.72%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 4/21/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 13

Schwab Fundamental Emerging Markets*
Index Fund

Schwab Fundamental Emerging Markets Index Fund Investor Shares returned -42.70% since inception on 1/31/08 through 10/31/08. During this period, the benchmark FTSE RAFI Emerging Markets Index returned -42.39%. Unlike the fund, the index does not include operational or transactional costs. The fund generally invests in stocks that comprise the FTSE RAFI Emerging Market Index. The Index is comprised of 350 companies from emerging markets ranked by fundamental value. The portfolio’s negative absolute return reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Consistent with the index, the fund was weighted toward South Korea, China and Brazil, each of which saw absolute declines of over -43% on average. In terms of stock selection, Gazprom and Samsung Electronics Co. were among securities detracting from the portfolio’s performance. Better performing securities held in the fund included OJSC Rosneft Oil Company and GJ Steel PC.

As of 10/31/08:
 Style Assessment1

 Country Weightings % of Investments

China	18.7%

Republic of Korea	17.5%

Taiwan	14.5%

Brazil	11.8%

South Africa	7.0%

Mexico	6.5%

Russia	5.8%

Malaysia	2.8%

India	2.8%

United States	2.6%

Other	10.0%

Total	100.0%

 Statistics

Number of Holdings	363
Weighted Average
Market Cap

($ x 1,000,000)	$28,918

Price/Earnings Ratio (P/E)	8.2

Price/Book Ratio (P/B)	0.6

Portfolio Turnover Rate[2]	159%

 Sector Weightings % of Investments

Energy	22.9%

Financials	19.1%

Information Technology	11.8%

Telecommunication Services	11.2%

Materials	10.5%

Industrials	7.0%

Utilities	4.7%

Consumer Staples	4.5%

Consumer Discretionary	4.3%

Health Care	1.0%

Other	3.0%

Total	100.0%

 Top Holdings % Net Assets3

PetroChina Co., Ltd., Class H	8.0%

Samsung Electronics Co., Ltd.	3.8%
iShares MSCI Emerging Markets

Index Fund	2.6%
Taiwan Semiconductor Manufacturing

Co., Ltd.	2.4%
China Petroleum & Chemical

Corp., Class H	2.2%

Petroleo Brasileiro S.A.	1.9%

Gazprom ADR - Reg’d	1.6%

LUKOIL ADR	1.5%

Banco Bradesco S.A.	1.3%

Hyundai Motor Co.	1.2%

Total	26.5%

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental Emerging Markets Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

*SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (1/31/08)	-42.70%
Select Shares (1/31/08)	-42.60%
Institutional Shares (1/31/08)	-42.60%
Benchmark: FTSE RAFI Emerging Markets Index	-42.39%
Fund Category: Morningstar Diversified Emerging Markets	-47.76%

Fund Expense Ratios3: Investor Shares: Net 0.84%; Gross 1.08%/ Select Shares: Net 0.69%; Gross 0.93% /
             Institutional Shares: Net 0.60%; Gross 0.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus (amended 4/21/08). Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Fundamental Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Fundamental US Large Company Index Fund
Investor Shares
Actual Return	0.59%	$1,000	$681.50	$2.49
Hypothetical 5% Return	0.59%	$1,000	$1,022.17	$3.00
Select Shares®
Actual Return	0.44%	$1,000	$681.80	$1.86
Hypothetical 5% Return	0.44%	$1,000	$1,022.92	$2.24
Institutional Shares
Actual Return	0.35%	$1,000	$683.20	$1.48
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78

Schwab Fundamental US Small-Mid Company Index Fund
Investor Shares
Actual Return	0.59%	$1,000	$696.20	$2.52
Hypothetical 5% Return	0.59%	$1,000	$1,022.17	$3.00
Select Shares®
Actual Return	0.44%	$1,000	$696.60	$1.88
Hypothetical 5% Return	0.44%	$1,000	$1,022.92	$2.24
Institutional Shares
Actual Return	0.35%	$1,000	$696.90	$1.49
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78

Schwab Fundamental International Large Company Index Fund
Investor Shares
Actual Return	0.59%	$1,000	$594.80	$2.37
Hypothetical 5% Return	0.59%	$1,000	$1,022.17	$3.00
Select Shares®
Actual Return	0.44%	$1,000	$595.20	$1.76
Hypothetical 5% Return	0.44%	$1,000	$1,022.92	$2.24
Institutional Shares
Actual Return	0.35%	$1,000	$595.60	$1.40
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

16 Schwab Fundamental Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Fundamental International Small-Mid Company Index Fund
Investor Shares
Actual Return	0.78%	$1,000	$589.90	$3.12
Hypothetical 5% Return	0.78%	$1,000	$1,021.22	$3.96
Select Shares®
Actual Return	0.63%	$1,000	$590.30	$2.52
Hypothetical 5% Return	0.63%	$1,000	$1,021.97	$3.20
Institutional Shares
Actual Return	0.55%	$1,000	$591.30	$2.20
Hypothetical 5% Return	0.55%	$1,000	$1,022.37	$2.80

Schwab Fundamental Emerging Markets Index Fund
Investor Shares
Actual Return	0.85%	$1,000	$521.40	$3.25
Hypothetical 5% Return	0.85%	$1,000	$1,020.86	$4.32
Select Shares®
Actual Return	0.70%	$1,000	$521.30	$2.68
Hypothetical 5% Return	0.70%	$1,000	$1,021.62	$3.56
Institutional Shares
Actual Return	0.61%	$1,000	$521.80	$2.33
Hypothetical 5% Return	0.61%	$1,000	$1,022.07	$3.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

Schwab Fundamental Index Funds 17

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/07-	4/2/07[1]-
Investor Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.05
Net realized and unrealized gains (losses)	(4.36)	0.68

Total from investment operations	(4.20)	0.73
Less distributions:
Distributions from net investment income	(0.08)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.09)	—

Net asset value at end of period	6.44	10.73

Total return (%)	(39.46)	7.30	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	0.59	[3]
Gross operating expenses	0.67	0.75	[3]
Net investment income (loss)	1.96	1.45	[3]
Portfolio turnover rate	26	2	[2]
Net assets, end of period ($ x 1,000,000)	43	47

	11/1/07-	4/2/07[1]-
Select Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.05
Net realized and unrealized gains (losses)	(4.38)	0.69

Total from investment operations	(4.19)	0.74
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.10)	—

Net asset value at end of period	6.45	10.74

Total return (%)	(39.38)	7.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	0.44	[3]
Gross operating expenses	0.52	0.60	[3]
Net investment income (loss)	2.10	1.60	[3]
Portfolio turnover rate	26	2	[2]
Net assets, end of period ($ x 1,000,000)	67	101
1 Commencement of operations.
2 Not annualized.
3 Annualized.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Financial Highlights continued

	11/1/07-	4/2/07[1]-
Institutional Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.05
Net realized and unrealized gains (losses)	(4.38)	0.70

Total from investment operations	(4.18)	0.75
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.10)	—

Net asset value at end of period	6.47	10.75

Total return (%)	(39.22)	7.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	[3]
Gross operating expenses	0.52	0.60	[3]
Net investment income (loss)	2.19	1.66	[3]
Portfolio turnover rate	26	2	[2]
Net assets, end of period ($ x 1,000,000)	277	345
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Common Stock	585,791	385,568
0.1%	Foreign Common Stock	459	328
0.3%	Short-Term Investments	1,353	1,353

100.0%	Total Investments	587,603	387,249
0.0%	Other Assets and Liabilities, Net		9

100.0%	Net Assets		387,258

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	704,454	0.4	1,543
Other Securities		0.7	2,678

		1.1	4,221

Banks 5.3%
U.S. Bancorp	96,700	0.8	2,883
Wells Fargo & Co.	184,325	1.6	6,276
Other Securities		2.9	11,442

		5.3	20,601

Capital Goods 7.1%
3M Co.	22,175	0.4	1,426
General Electric Co.	430,155	2.2	8,392
United Technologies Corp.	27,915	0.4	1,534
Other Securities		4.1	16,326

		7.1	27,678

Commercial & Professional Supplies 0.9%
Other Securities		0.9	3,433

Consumer Durables & Apparel 1.8%
Other Securities		1.8	6,877

Consumer Services 1.2%
McDonald’s Corp.	27,980	0.4	1,621
Other Securities		0.8	2,994

		1.2	4,615

Diversified Financials 9.9%
Bank of America Corp.	342,751	2.1	8,284
Citigroup, Inc.	612,675	2.2	8,363
JPMorgan Chase & Co.	225,302	2.4	9,294
Merrill Lynch & Co., Inc.	91,845	0.5	1,707
Morgan Stanley	80,425	0.4	1,405
The Charles Schwab Corp. (b)	18,515	0.1	354
The Goldman Sachs Group, Inc.	16,111	0.4	1,490
Other Securities		1.8	7,307

		9.9	38,204

Energy 9.6%
Chevron Corp.	97,215	1.9	7,252
ConocoPhillips	78,310	1.1	4,074
Exxon Mobil Corp.	177,170	3.4	13,132
Other Securities		3.2	12,540

		9.6	36,998

Food & Staples Retailing 3.9%
The Kroger Co.	56,010	0.4	1,538
Wal-Mart Stores, Inc.	140,475	2.0	7,840
Other Securities		1.5	5,686

		3.9	15,064

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	107,600	0.5	2,065
Anheuser-Busch Cos., Inc.	24,375	0.4	1,512
Kraft Foods, Inc., Class A	84,332	0.6	2,457
PepsiCo, Inc.	35,610	0.5	2,030
Philip Morris International, Inc.	107,740	1.2	4,684
The Coca-Cola Co.	53,515	0.6	2,358
Other Securities		2.4	8,801

		6.2	23,907

Health Care Equipment & Services 3.5%
Other Securities		3.5	13,513

Household & Personal Products 2.2%
The Procter & Gamble Co.	85,395	1.4	5,511
Other Securities		0.8	3,084

		2.2	8,595

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Insurance 5.3%
Berkshire Hathaway, Inc., Class A *	25	0.8	2,887
The Travelers Cos., Inc.	35,155	0.4	1,496
Other Securities		4.1	16,235

		5.3	20,618

Materials 3.2%
The Dow Chemical Co.	63,100	0.4	1,683
Other Securities		2.8	10,723

		3.2	12,406

Media 3.0%
The Walt Disney Co.	65,960	0.4	1,709
Time Warner, Inc.	209,815	0.5	2,117
Other Securities		2.1	7,931

		3.0	11,757

Pharmaceuticals & Biotechnology 7.1%
Abbott Laboratories	43,075	0.6	2,376
Amgen, Inc. *	31,935	0.5	1,913
Bristol-Myers Squibb Co.	113,750	0.6	2,338
Johnson & Johnson	85,085	1.4	5,219
Merck & Co., Inc.	88,255	0.7	2,731
Pfizer, Inc.	378,150	1.7	6,697
Wyeth	45,640	0.4	1,469
Other Securities		1.2	4,655

		7.1	27,398

Real Estate 1.8%
Other Securities		1.8	6,962

Retailing 3.9%
Lowe’s Cos., Inc.	64,755	0.4	1,405
The Home Depot, Inc.	123,886	0.8	2,922
Other Securities		2.7	10,629

		3.9	14,956

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	175,320	0.7	2,805
Other Securities		0.8	3,035

		1.5	5,840

Software & Services 3.9%
Microsoft Corp.	330,985	1.9	7,391
Oracle Corp. *	80,080	0.4	1,465
Other Securities		1.6	6,429

		3.9	15,285

Technology Hardware & Equipment 4.4%
Cisco Systems, Inc. *	106,205	0.5	1,887
Hewlett-Packard Co.	69,805	0.7	2,672
International Business Machines Corp.	38,795	0.9	3,607
Other Securities		2.3	8,963

		4.4	17,129

Telecommunication Services 4.0%
AT&T, Inc.	231,975	1.6	6,210
Verizon Communications, Inc.	211,970	1.6	6,289
Other Securities		0.8	2,968

		4.0	15,467

Transportation 2.4%
United Parcel Service, Inc., Class B	35,480	0.5	1,873
Other Securities		1.9	7,328

		2.4	9,201

Utilities 6.4%
Duke Energy Corp.	124,825	0.5	2,045
Southern Co.	47,195	0.4	1,621
Other Securities		5.5	21,177

		6.4	24,843

Total Common Stock (Cost $585,791)			385,568

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Other Securities		0.1	124

Israel 0.0%
Other Securities		0.0	98

United Kingdom 0.0%
Other Securities		0.0	106

Total Foreign Common Stock (Cost $459)			328

See financial notes 21

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
Other Securities		0.3	1,353

Total Short Term Investments
(Cost $1,353)			1,353

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/2008, the tax basis cost of the fund’s investments was $593,867 and the unrealized appreciation and depreciation were $4,057 and ($210,675), respectively, with a net unrealized depreciation of ($206,618).

*	Non-income producing security.
(a)	All or a portion of this security is held as Collateral for open futures contracts. Please see the complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
REIT — Real Estate Investment Trust.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	20	967	62

22 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $587,603)		$387,249
Receivables:
Investments sold		3,332
Fund shares sold		1,248
Dividends		690
Due from brokers for futures		6
Prepaid expense	+	3

Total assets		392,528

Liabilities
Payables:
Investment adviser and administrator fees		8
Transfer agent and shareholder services fees		1
Payable to custodian		4,674
Fund shares redeemed		523
Accrued expenses	+	64

Total liabilities		5,270

Net Assets
Total assets		392,528
Total liabilities	−	5,270

Net assets		$387,258
Net Assets by Source
Capital received from investors		633,590
Net investment income not yet distributed		9,171
Net realized capital losses		(55,211)
Net unrealized capital losses		(200,292)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$43,018		6,676		$6.44
Select Shares	$67,179		10,408		$6.45
Institutional Shares	$277,061		42,838		$6.47

See financial notes 23

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (including $4 from affiliated issuer and net of foreign withholding tax of $2)		$13,181
Interest	+	153

Total Investment Income		13,334

Net Realized Gains and Losses
Net realized losses on investments		(50,693)
Net realized losses on futures contracts	+	(4,733)

Net realized losses		(55,426)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(206,591)
Net unrealized gains on futures contracts	+	35

Net unrealized losses		(206,556)

Expenses
Investment adviser and administrator fees		1,545
Transfer agent and shareholder service fees:
Investor Shares		127
Select Shares		95
Institutional Shares		379
FTSE RAFI Index fees		356
Registration fees		103
Portfolio accounting fees		68
Professional fees		49
Shareholder reports		44
Custodian fees		26
Trustees’ fees		11
Interest expense		9
Other expenses	+	5

Total expenses		2,817
Expense reduction by adviser and Schwab	−	765
Custody credits	−	1

Net expenses		2,051

Increase (Decrease) in Net Assets from Operations
Total investment income		13,334
Net expenses	−	2,051

Net investment income		11,283
Net realized losses		(55,426)
Net unrealized losses	+	(206,556)

Decrease in net assets from operations		($250,699)

24 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	4/2/07*-10/31/07
Net investment income		$11,283	$2,358
Net realized gains (losses)		(55,426)	411
Net unrealized gains (losses)	+	(206,556)	6,264

Increase (Decrease) in net assets from operations		(250,699)	9,033

Distributions to Shareholders
Distributions from net investment income
Investor Shares		352	—
Select Shares		824	—
Institutional Shares	+	3,041	—

Total distributions from net investment income		4,217	-

Distributions from net realized gains
Investor Shares		42	—
Select Shares		90	—
Institutional Shares	+	317	—

Total distributions from net realized gains		449	—

Total distributions		$4,666	$-

Transactions in Fund Shares

		11/1/07-10/31/08		4/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,835	$42,547	5,488	$57,669
Select Shares		8,415	76,537	10,673	112,016
Institutional Shares	+	34,654	315,247	34,072	360,153

Total shares sold		47,904	$434,331	50,233	$529,838

Shares Reinvested
Investor Shares		35	$350	-	$-
Select Shares		80	813	-	—
Institutional Shares	+	214	2,174	-	—

Total shares reinvested		329	$3,337	-	$-

Shares Redeemed
Investor Shares		(2,588)	($22,633)	(1,094)	($11,593)
Select Shares		(7,513)	(66,082)	(1,247)	(13,075)
Institutional Shares	+	(24,136)	(199,856)	(1,966)	(20,677)

Total shares redeemed		(34,237)	($288,571)	(4,307)	($45,345)

Net transactions in fund shares		13,996	$149,097	45,926	$484,493

Shares Outstanding and Net Assets
		11/1/07-10/31/08		4/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,926	$493,526	-	$-
Total increase or decrease	+	13,996	(106,268)	45,926	493,526

End of period		59,922	$387,258	45,926	$493,526

Net investment income not yet distributed			$9,171		$2,358

*	Commencement of operations.

See financial notes 25

Schwab Fundamental US Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/07-	4/2/07[1]-
Investor Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.34	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.04
Net realized and unrealized gains (losses)	(4.09)	0.30

Total from investment operations	(4.00)	0.34
Less distributions:
Distributions from net investment income	(0.05)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.06)	—

Net asset value at end of period	6.28	10.34

Total return (%)	(38.88)	3.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	0.59	[3]
Gross operating expenses	0.84	1.00	[3]
Net investment income (loss)	1.08	1.08	[3]
Portfolio turnover rate	37	4	[2]
Net assets, end of period ($ x 1,000,000)	24	25

	11/1/07-	4/2/07[1]-
Select Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.35	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.04
Net realized and unrealized gains (losses)	(4 09)	0.31

Total from investment operations	(3.99)	0.35
Less distributions:
Distributions from net investment income	(0.06)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.07)	—

Net asset value at end of period	6.29	10.35

Total return (%)	(38.79)	3.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	0.44	[3]
Gross operating expenses	0.68	0.85	[3]
Net investment income (loss)	1.21	1.20	[3]
Portfolio turnover rate	37	4	[2]
Net assets, end of period ($ x 1,000,000)	21	28
1 Commencement of operations.
2 Not annualized.
3 Annualized.

26 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Financial Highlights continued

	11/1/07-	4/2/07[1]-
Institutional Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05
Net realized and unrealized gains (losses)	(4.04)	0.31

Total from investment operations	(3.99)	0.36
Less distributions:
Distributions from net investment income	(0.06)	—
Distributions from net realized gains	(0.01)	—

Total distributions	(0.07)	—

Net asset value at end of period	6.30	10.36

Total return (%)	(38.73)	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	[3]
Gross operating expenses	0.71	0.89	[3]
Net investment income (loss)	1.44	1.36	[3]
Portfolio turnover rate	37	4	[2]
Net assets, end of period ($ x 1,000,000)	131	33
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 27

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.1%	Common Stock	210,070	165,313
2.3%	Foreign Common Stock	5,872	4,041
0.0%	Preferred Stock	42	17
0.0%	Rights	3	4
2.0%	Short-Term Investments	3,490	3,490

98.4%	Total Investments	219,477	172,865
1.6%	Other Assets and Liabilities, Net		2,845

100.0%	Net Assets		175,710

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 94.1% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	1,101

Banks 11.8%
F.N.B. Corp.	34,403	0.3	451
First BanCorp Puerto Rico	39,930	0.2	408
First Niagara Financial Group, Inc.	34,955	0.3	551
International Bancshares Corp.	13,612	0.2	354
Old National Bancorp	26,125	0.3	495
Park National Corp.	5,910	0.2	430
TrustCo Bank Corp. NY	29,270	0.2	356
United Bankshares, Inc.	13,395	0.2	427
Westamerica Bancorp.	5,970	0.2	342
Other Securities		9.7	16,838

		11.8	20,652

Capital Goods 9.9%
Beacon Roofing Supply, Inc. *	26,330	0.2	360
Brady Corp., Class A	11,315	0.2	351
Donaldson Co., Inc.	9,475	0.2	333
Griffon Corp. *	45,368	0.2	383
Moog, Inc., Class A *	9,615	0.2	338
Quanta Services, Inc. *	17,391	0.2	344
Other Securities		8.7	15,251

		9.9	17,360

Commercial & Professional Supplies 4.7%
Waste Connections, Inc. *	13,630	0.3	461
Other Securities		4.4	7,735

		4.7	8,196

Consumer Durables & Apparel 3.1%
Other Securities		3.1	5,507

Consumer Services 4.1%
Corinthian Colleges, Inc. *	30,765	0.2	439
Other Securities		3.9	6,849

		4.1	7,288

Diversified Financials 3.2%
Other Securities		3.2	5,659

Energy 5.2%
Comstock Resources, Inc. *	8,375	0.2	414
Kinder Morgan Management L.L.C. *	7,984	0.2	399
Other Securities		4.8	8,292

		5.2	9,105

Food & Staples Retailing 0.9%
United Natural Foods, Inc. *	21,455	0.3	479
Other Securities		0.6	1,128

		0.9	1,607

Food, Beverage & Tobacco 2.4%
Flowers Foods, Inc.	15,937	0.3	473
Ralcorp Holdings, Inc. *	12,745	0.5	863
TreeHouse Foods, Inc. *	11,145	0.2	337
Other Securities		1.4	2,634

		2.4	4,307

Health Care Equipment & Services 5.4%
Edwards Lifesciences Corp. *	8,410	0.2	444

28 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Emergency Medical Services Corp., Class A *	14,800	0.3	486
Gentiva Health Services, Inc. *	13,225	0.2	359
STERIS Corp.	11,410	0.2	388
Other Securities		4.5	7,784

		5.4	9,461

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	7,515	0.3	444
Other Securities		0.6	1,091

		0.9	1,535

Insurance 3.0%
Brown & Brown, Inc.	21,340	0.3	438
ProAssurance Corp. *	6,645	0.2	365
Other Securities		2.5	4,464

		3.0	5,267

Materials 4.2%
Ferro Corp.	24,030	0.2	372
Sensient Technologies Corp.	14,145	0.2	357
Other Securities		3.8	6,613

		4.2	7,342

Media 1.5%
Other Securities		1.5	2,705

Pharmaceuticals & Biotechnology 2.3%
Alpharma, Inc., Class A *	11,695	0.2	366
Valeant Pharmaceuticals International *	22,575	0.2	424
Other Securities		1.9	3,272

		2.3	4,062

Real Estate 6.0%
Essex Property Trust, Inc.	3,856	0.2	375
Franklin Street Properties Corp.	28,570	0.2	338
National Retail Properties, Inc.	19,755	0.2	352
Washington Real Estate Investment Trust	11,555	0.2	346
Other Securities		5.2	9,121

		6.0	10,532

Retailing 5.3%
Aaron Rents, Inc.	18,020	0.3	447
The Finish Line, Inc., Class A	89,352	0.5	855
Tractor Supply Co. *	10,040	0.2	417
Other Securities		4.3	7,588

		5.3	9,307

Semiconductors & Semiconductor Equipment 2.5%
ON Semiconductor Corp. *	65,474	0.2	335
Other Securities		2.3	4,122

		2.5	4,457

Software & Services 5.8%
Sybase, Inc. *	12,750	0.2	340
Other Securities		5.6	9,813

		5.8	10,153

Technology Hardware & Equipment 5.4%
Other Securities		5.4	9,453

Telecommunication Services 1.4%
Other Securities		1.4	2,468

Transportation 2.1%
Arkansas Best Corp.	12,840	0.2	375
Other Securities		1.9	3,276

		2.1	3,651

Utilities 2.4%
CH Energy Group, Inc.	9,005	0.2	371
Northwest Natural Gas Co.	8,645	0.3	440
The Laclede Group, Inc.	10,590	0.3	554
UIL Holdings Corp.	12,625	0.2	417
Other Securities		1.4	2,356

		2.4	4,138

Total Common Stock (Cost $210,070)			165,313

Foreign Common Stock 2.3% of net assets

Bahamas 0.0%
Other Securities		0.0	16

Bermuda 1.4%
Nordic American Tanker Shipping Ltd.	13,505	0.2	400
Other Securities		1.2	2,025

		1.4	2,425

British Virgin Islands 0.2%
Other Securities		0.2	405

Canada 0.1%
Other Securities		0.1	130

See financial notes 29

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Cayman Islands 0.0%
Other Securities		0.0	21

Greece 0.1%
Other Securities		0.1	124

Israel 0.0%
Other Securities		0.0	18

Liberia 0.1%
Other Securities		0.1	130

Luxembourg 0.0%
Other Securities		0.0	46

Netherlands 0.1%
Other Securities		0.1	239

Netherlands Antilles 0.0%
Other Securities		0.0	34

Panama 0.2%
Other Securities		0.2	286

Singapore 0.1%
Other Securities		0.1	129

United Kingdom 0.0%
Other Securities		0.0	38

Total Foreign Common Stock (Cost $5,872)			4,041

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	17

Total Preferred Stock (Cost $42)			17

Rights 0.0% of net assets

Capital Goods 0.0%
Other Securities		0.0	4

Total Rights (Cost $3)			4

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 2.0% of net assets

Repurchase Agreement 1.7%
Fixed Income Clearing Corp.	2,991	1.7	2,991

U.S. Treasury Obligations 0.3%
Other Securities		0.3	499

Total Short-Term Investments (Cost $3,490)			3,490

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $220,370, and the unrealized appreciation and depreciation were $4,608 and ($52,113), respectively, with a net depreciation of ($47,505).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of investments.
(b)	Fair-valued by Management. Please see complete schedule of investments.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Index, e-mini, Long, expires 12/19/08	105	5,633	212

30 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $219,477)		$172,865
Receivables:
Investments sold		306
Fund shares sold		2,680
Due from brokers for futures		169
Dividends		153
Due from Investment adviser		17
Prepaid expenses	+	1

Total assets		176,191

Liabilities
Payables:
Transfer agent and shareholder services fees		1
Fund shares redeemed		272
Payable to custodian		152
Accrued expenses	+	56

Total liabilities		481

Net Assets
Total assets		176,191
Total liabilities	−	481

Net assets		$175,710
Net Assets by Source
Capital received from investors		226,233
Net investment income not yet distributed		1,189
Net realized capital losses		(5,312)
Net unrealized capital losses		(46,400)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$23,720		3,779		$6.28
Select Shares	$20,897		3,323		$6.29
Institutional Shares	$131,093		20,817		$6.30

See financial notes 31

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $3)		$1,867
Interest	+	46

Total investment income		1,913

Net Realized Gains and Losses
Net realized losses on investments		(5,466)
Net realized gains on futures contracts	+	78

Net realized losses		(5,388)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(46,841)
Net unrealized gains on futures contracts	+	212

Net unrealized losses		(46,629)

Expenses
Investment adviser and administrator fees		332
Transfer agent and shareholder service fees:
Investor Shares		72
Select Shares		30
Institutional Shares		53
FTSE RAFI Index fees		84
Portfolio accounting fees		66
Registration fees		66
Professional fees		47
Custodian fees		28
Shareholder reports		23
Trustees’ fees		8
Interest expense		3
Other expenses	+	4

Total expenses		816
Expense reduction by adviser and Schwab	−	329
Custody credits	−	2

Net expenses		485

Increase (Decrease) in Net Assets from Operations
Total investment income		1,913
Net expenses	−	485

Net investment income		1,428
Net realized losses		(5,388)
Net unrealized losses	+	(46,629)

Decrease in net assets from operations		($50,589)

32 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	04/2/07*-10/31/07
Net investment income		$1,428	$364
Net realized gains (losses)		(5,388)	74
Net unrealized gains (losses)	+	(46,629)	229

Increase (Decrease) in net assets from operations		(50,589)	667

Distributions to Shareholders
Distributions from net investment income
Investor Shares		128	—
Select Shares		189	—
Institutional Shares	+	206	—

Total distributions from net investment income		523	—

Distributions from net realized gains
Investor Shares		22	—
Select Shares		28	—
Institutional Shares	+	29	—

Total distributions from net realized gains		79	—

Total distributions		$602	$-

Transactions in Fund Shares

		11/1/07-10/31/08		04/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,817	$24,591	2,855	$29,380
Select Shares		3,446	30,642	3,146	32,410
Institutional Shares	+	21,311	152,362	3,509	35,812

Total shares sold		27,574	$207,595	9,510	$97,602

Shares Reinvested
Investor Shares		14	$130	—	$-
Select Shares		19	187	—	—
Institutional Shares	+	20	188	—	—

Total shares reinvested		53	$505	—	$-

Shares Redeemed
Investor Shares		(1,491)	($12,873)	(416)	($4,275)
Select Shares		(2,838)	(24,773)	(450)	(4,561)
Institutional Shares	+	(3,721)	(29,895)	(302)	(3,091)

Total shares redeemed		(8,050)	($67,541)	(1,168)	($11,927)

Net transactions in fund shares		19,577	$140,559	8,342	$85,675

Shares Outstanding and Net Assets
		11/1/07-10/31/08		04/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,342	$86,342	—	$-
Total increase	+	19,577	89,368	8,342	86,342

End of period		27,919	$175,710	8,342	$86,342

Net investment income not yet distributed			$1,189		$364

*	Commencement of operations

See financial notes 33

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/07-	4/2/07[1]-
Investor Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	11.37	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	0.08
Net realized and unrealized gains (losses)	(5.50)	1.29

Total from investment operations	(5.28)	1.37
Less distributions:
Distributions from net investment income	(0.08)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.10)	—

Net asset value at end of period	5.99	11.37

Total return (%)	(46.80)	13.70	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60 [3]	0.59	[4]
Gross operating expenses	0.89	1.45	[4]
Net investment income (loss)	3.06	2.16	[4]
Portfolio turnover rate	74	50	[2]
Net assets, end of period ($ x 1,000,000)	24	27

	11/1/07-	4/2/07[1]-
Select Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	11.39	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.24	0.08
Net realized and unrealized gains (losses)	(5.52)	1.31

Total from investment operations	(5.28)	1.39
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.11)	—

Net asset value at end of period	6.00	11.39

Total return (%)	(46.76)	13.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45 [5]	0.44	[4]
Gross operating expenses	0.75	1.33	[4]
Net investment income (loss)	3.16	2.16	[4]
Portfolio turnover rate	74	50	[2]
Net assets, end of period ($ x 1,000,000)	30	37
1 Commencement of operations.
2 Not annualized.
3 The ratio of net operating expenses would have been 0.59%, if interest expense had not been included.
4 Annualized.
5 The ratio of net operating expenses would have been 0.44%, if interest expenses had not been included.

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Financial Highlights continued

	11/1/07-	4/2/07[1]-
Institutional Shares	10/31/08	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	11.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.28	0.08
Net realized and unrealized gains (losses)	(5.56)	1.32

Total from investment operations	(5.28)	1.40
Less distributions:
Distributions from net investment income	(0.09)	—
Distributions from net realized gains	(0.02)	—

Total distributions	(0.11)	—

Net asset value at end of period	6.01	11.40

Total return (%)	(46.70)	14.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.36	[3,4]
Gross operating expenses	0.74	1.28	[3]
Net investment income (loss)	3.41	2.30	[3]
Portfolio turnover rate	74	50	[2]
Net assets, end of period ($ x 1,000,000)	145	166
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if interest expense had not been included.

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.2%	Common Stock	327,168	191,440
2.5%	Other Investment Companies	4,484	4,908
0.4%	Preferred Stock	1,733	851
0.0%	Rights	—	5
0.6%	Short-Term Investment	1,098	1,098

99.7%	Total Investments	334,483	198,302
0.3%	Other Assets and Liabilities, Net		651

100.0%	Net Assets		198,953

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 96.2% of net assets

Australia 4.0%
Commonwealth Bank of Australia	31,562	0.4	863
National Australia Bank Ltd.	53,278	0.4	864
Other Securities		3.2	6,225

		4.0	7,952

Austria 0.3%
Other Securities		0.3	507

Belgium 0.8%
Other Securities		0.8	1,522

Bermuda 0.3%
Other Securities		0.3	594

Canada 4.8%
Royal Bank of Canada	20,946	0.4	814
Other Securities		4.4	8,822

		4.8	9,636

Cayman Islands 0.0%
Other Securities		0.0	49

Denmark 0.5%
Other Securities		0.5	959

Finland 1.1%
Other Securities		1.1	2,233

France 10.6%
Axa	69,706	0.7	1,332
BNP Paribas	28,139	1.0	2,032
Carrefour S.A.	19,259	0.4	814
France Telecom S.A.	54,650	0.7	1,378
GDF Suez	25,262	0.6	1,124
Sanofi-Aventis	18,095	0.6	1,146
Societe Generale	17,166	0.5	936
Total S.A.	61,308	1.7	3,373
Vivendi S.A.	30,043	0.4	785
Other Securities		4.0	8,173

		10.6	21,093

Germany 8.2%
Allianz SE - Reg’d	13,981	0.5	1,026
Daimler AG - Reg’d	38,350	0.7	1,300
Deutsche Telekom AG - Reg’d	123,668	0.9	1,814
E.ON AG	39,705	0.8	1,488
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	6,512	0.4	845
Siemens AG	16,244	0.5	955
Volkswagen AG	3,516	1.1	2,237
Other Securities		3.3	6,640

		8.2	16,305

Greece 0.3%
Other Securities		0.3	633

Hong Kong 1.8%
Other Securities		1.8	3,561

Ireland 0.3%
Other Securities		0.3	504

Italy 4.4%
Enel S.p.A.	146,577	0.5	981
Eni S.p.A.	81,844	1.0	1,953

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Intesa Sanpaolo S.p.A.	222,044	0.4	813
Other Securities		2.5	4,946

		4.4	8,693

Japan 21.9%
Canon, Inc.	23,200	0.4	812
Honda Motor Co., Ltd.	41,500	0.5	1,032
Mitsubishi UFJ Financial Group, Inc.	185,408	0.6	1,165
Nippon Telegraph & Telephone Corp.	252	0.5	1,028
Panasonic Corp.	64,000	0.5	1,031
The Tokyo Electric Power Co., Inc.	44,200	0.6	1,252
Toyota Motor Corp.	59,900	1.2	2,339
Other Securities		17.6	34,932

		21.9	43,591

Luxembourg 0.2%
Other Securities		0.2	414

Netherlands 2.8%
ING Groep N.V. CVA	129,337	0.6	1,213
Other Securities		2.2	4,346

		2.8	5,559

New Zealand 0.1%
Other Securities		0.1	198

Norway 0.6%
Other Securities		0.6	1,221

Portugal 0.3%
Other Securities		0.3	596

Singapore 0.6%
Other Securities		0.6	1,293

Spain 3.2%
Banco Bilbao Vizcaya Argentaria S.A.	76,509	0.5	888
Banco Santander S.A.	144,805	0.8	1,566
Telefonica S.A.	72,631	0.7	1,345
Other Securities		1.2	2,467

		3.2	6,266

Sweden 2.0%
Other Securities		2.0	4,032

Switzerland 5.7%
Credit Suisse Group AG - Reg’d	32,050	0.6	1,198
Nestle S.A. - Reg’d	52,594	1.0	2,045
Novartis AG - Reg’d.	36,804	0.9	1,868
Roche Holding AG	7,854	0.6	1,201
UBS AG - Reg’d *	107,915	0.9	1,831
Other Securities		1.7	3,177

		5.7	11,320

United Kingdom 21.4%
AstraZeneca plc	34,109	0.7	1,445
Barclays plc	302,135	0.4	866
BP plc	614,645	2.5	5,010
GlaxoSmithKline plc	117,840	1.1	2,265
HSBC Holdings plc	376,391	2.2	4,458
Royal Bank of Scotland Group plc	740,449	0.4	816
Royal Dutch Shell plc, Class A	98,631	1.4	2,710
Royal Dutch Shell plc, Class B	75,539	1.0	2,048
Tesco plc	172,541	0.5	945
Vodafone Group plc	1,476,379	1.4	2,840
Other Securities		9.8	19,224

		21.4	42,627

United States 0.0%
Other Securities		0.0	82

Total Common Stock (Cost $327,168)			191,440

Other Investment Companies 2.5% of net assets

United States 2.5%
iShares MSCI EAFE Index Fund	110,000	2.5	4,908

Total Other Investment Companies (Cost $4,484)			4,908

Preferred Stock 0.4% of net assets

Germany 0.3%
Other Securities		0.3	693

Italy 0.1%
Other Securities		0.1	145

Switzerland 0.0%
Other Securities		0.0	13

Total Preferred Stock (Cost $1,733)			851

Rights 0.0% of net assets
Other Securities		0.0	5

Total Rights (Cost $-)			5

See financial notes 37

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.6% of net assets
Citibank, London Time Deposit
0.56% , 11/03/08	1,098	0.6	1,098

Total Short Term Investment
(Cost $1,098)			1,098

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $342,137 and the unrealized appreciation and depreciation were $2,699 and ($146,535), respectively, with a net unrealized depreciation of ($143,836).

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $182,281 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $95 or 0.1% of net assets. Please see complete schedule of holdings.
CVA — Dutch Certificate
FDR — Fiduciary Depositary Receipt
GDR — Global Depositary Receipt
Reg’d — Registered

38 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $334,483)		$198,302
Foreign currency, at value (cost $49)		49
Receivables:
Investments sold		4,111
Fund shares sold		1,176
Dividends		666
Foreign tax reclaims		107
Due from investment adviser		4
Prepaid expenses	+	1

Total assets		204,416

Liabilities
Payables:
Investments bought		5,178
Transfer agent and shareholder services fees		1
Fund shares redeemed		167
Accrued expenses	+	117

Total liabilities		5,463

Net Assets
Total assets		204,416
Total liabilities	−	5,463

Net assets		$198,953
Net Assets by Source
Capital received from investors		344,974
Net investment income not yet distributed		8,283
Net realized capital losses		(18,124)
Net unrealized capital losses		(136,180)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$24,250		4,049		$5.99
Select Shares	$29,755		4,959		$6.00
Institutional Shares	$144,948		24,125		$6.01

See financial notes 39

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1,005)		$10,096
Interest	+	33

Total investment income		10,129

Net Realized Gains and Losses
Net realized losses on investments		(18,051)
Net realized losses on foreign currency transactions	+	(251)

Net realized losses		(18,302)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(152,098)
Net unrealized losses on foreign currency translations	+	(2)

Net unrealized losses		(152,100)

Expenses
Investment adviser and administrator fees		815
Transfer agent and shareholder service fees:
Investor Shares		75
Select Shares		38
Institutional Shares		204
Custodian fees		454
FTSE RAFI Index fee		185
Portfolio accounting fees		86
Registration fees		79
Professional fees		50
Shareholder reports		32
Interest expense		13
Trustees’ fees		9
Other expenses	+	10

Total expenses		2,050
Expense reduction by adviser and Schwab	−	980

Net expenses		1,070

Increase (Decrease) in Net Assets from Operations
Total investment income		10,129
Net expenses	−	1,070

Net investment income		9,059
Net realized losses		(18,302)
Net unrealized losses	+	(152,100)

Decrease in net assets from operations		($161,343)

40 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	4/2/07*-10/31/07
Net investment income		$9,059	$1,621
Net realized gains (losses)		(18,302)	488
Net unrealized gains (losses)	+	(152,100)	15,920

Increase (Decrease) in net assets from operations		(161,343)	18,029

Distributions to Shareholders
Distributions from net investment income
Investor Shares		212	—
Select Shares		306	—
Institutional Shares	+	1,625	—

Total distributions from net investment income		2,143	—

Distributions from net realized gains
Investor Shares		63	—
Select Shares		83	—
Institutional Shares	+	418	—

Total distributions from net realized gains		564	—

Total distributions		$2,707	$-

Transactions in Fund Shares

		11/1/07-10/31/08		4/2/07*-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,192	$29,638	2,885	$30,188
Select Shares		4,064	36,332	3,999	41,830
Institutional Shares	+	19,960	189,615	15,243	160,306

Total shares sold		27,216	$255,585	22,127	$232,324

Shares Reinvested
Investor Shares		22	$239	—	$-
Select Shares		31	330	—	—
Institutional Shares	+	147	1,572	—	—

Total shares reinvested		200	$2,141	—	$-

Shares Redeemed
Investor Shares		(1,553)	($13,870)	(497)	($5,264)
Select Shares		(2,365)	(20,654)	(770)	(8,042)
Institutional Shares	+	(10,511)	(89,716)	(714)	(7,530)

Total shares redeemed		(14,429)	($124,240)	(1,981)	($20,836)

Net transactions in fund shares		12,987	$133,486	20,146	$211,488

Shares Outstanding and Net Assets
		11/1/07-10/31/08		4/2/07*-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,146	$229,517	—	$-
Total increase or decrease	+	12,987	(30,564)	20,146	229,517

End of period		33,133	$198,953	20,146	$229,517

Net investment income not yet distributed			$8,283		$1,587

*	Commencement of operations.

See financial notes 41

Schwab Fundamental International Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	1/31/08[1]-
Investor Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	[2]
Net realized and unrealized gains (losses)	(4.00)[2]

Total from investment operations	(3.80)

Net asset value at end of period	6.20

Total return (%)	(38.00)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.79	[4]
Gross operating expenses	4.51	[4]
Net investment income	2.91	[4]
Portfolio turnover rate	132	[3]
Net assets, end of period ($ x 1,000,000)	4

	1/31/08[1]-
Select Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	[2]
Net realized and unrealized gains (losses)	(4.00)[2]

Total from investment operations	(3.79)

Net asset value at end of period	6.21

Total return (%)	(37.90)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[4]
Gross operating expenses	4.07	[4]
Net investment income	3.07	[4]
Portfolio turnover rate	132	[3]
Net assets, end of period ($ x 1,000,000)	5
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Financial Highlights continued

	1/31/08[1]-
Institutional Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.27	[2]
Net realized and unrealized gains (losses)	(4.05)[2]

Total from investment operations	(3.78)

Net asset value at end of period	6.22

Total return (%)	(37.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[4,5]
Gross operating expenses	5.44	[4]
Net investment income	3.55	[4]
Portfolio turnover rate	132	[3]
Net assets, end of period ($ x 1,000,000)	3
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.55% for the period end, if interest expenses had not been included.

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Common Stock	19,618	12,490
1.7%	Other Investment Companies	232	218
0.2%	Preferred Stock	53	26
0.0%	Rights	—	—
0.0%	Warrants	—	—

99.5%	Total Investments	19,903	12,734
0.5%	Other Assets and Liabilities, Net		67

100.0%	Net Assets		12,801

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 97.6% of net assets

Australia 5.2%
AWB Ltd.	15,718	0.2	27
Commonwealth Property Office Fund	29,955	0.2	26
Other Securities		4.8	617

		5.2	670

Austria 0.6%
Other Securities		0.6	71

Belgium 1.2%
Other Securities		1.2	149

Bermuda 1.5%
Other Securities		1.5	198

Canada 5.9%
Emera, Inc.	1,892	0.3	34
Fortis, Inc.	1,103	0.2	24
Saputo, Inc.	1,493	0.2	31
Other Securities		5.2	662

		5.9	751

Cayman Islands 0.7%
Other Securities		0.7	90

China 0.1%
Other Securities		0.1	13

Cyprus 0.1%
Other Securities		0.1	12

Denmark 1.5%
Other Securities		1.5	194

Finland 1.2%
Other Securities		1.2	157

France 2.7%
Neopost S.A.	302	0.2	25
Societe BIC S.A.	470	0.2	25
Other Securities		2.3	292

		2.7	342

Germany 2.5%
Epcos AG *	1,361	0.2	31
Norddeutsche Affinerie AG	807	0.2	26
Other Securities		2.1	260

		2.5	317

Gibraltar 0.0%
Other Securities		0.0	5

Greece 0.5%
Other Securities		0.5	64

Hong Kong 1.8%
Hopewell Holdings Ltd.	8,000	0.2	25
Other Securities		1.6	203

		1.8	228

Ireland 0.8%
Other Securities		0.8	101

Italy 2.3%
Other Securities		2.3	292

Japan 44.1%
ABC-Mart, Inc.	1,000	0.2	31
Daio Paper Corp.	4,000	0.2	30

44 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

FamilyMart Co., Ltd.	1,000	0.3	40
Keihan Electric Railway Co., Ltd.	8,000	0.3	37
Lion Corp.	4,000	0.2	26
Maeda Corp.	9,000	0.2	25
Maruha Nichiro Holdings, Inc.	20,000	0.2	31
Meiji Seika Kaisha Ltd.	6,000	0.2	25
Morinaga Milk Industry Co., Ltd.	12,000	0.3	39
Nichirei Corp.	6,000	0.2	25
Nishi-Nippon Railroad Co., Ltd.	7,000	0.2	26
Nishimatsu Construction Co., Ltd.	12,000	0.2	25
Prima Meat Packers Ltd. *	15,000	0.2	26
Q.P. Corp.	3,000	0.3	34
Rengo Co., Ltd.	5,000	0.2	25
Rinnai Corp.	1,000	0.3	37
Santen Pharmaceutical Co., Ltd.	1,000	0.2	26
Shimano, Inc.	1,000	0.2	29
Snow Brand Milk Products Co., Ltd.	8,000	0.2	30
Stanley Electric Co., Ltd.	2,000	0.2	25
Sysmex Corp.	1,000	0.2	31
The Bank of Ikeda Ltd. *	1,000	0.3	40
The Hyakujushi Bank Ltd.	5,000	0.2	25
The Nanto Bank Ltd.	6,000	0.2	28
The Nishi-Nippon City Bank Ltd.	12,000	0.2	26
THK Co., Ltd.	2,000	0.2	27
Toda Corp.	7,000	0.2	25
Toyo Suisan Kaisha Ltd.	1,000	0.2	26
Yakult Honsha Co., Ltd.	1,000	0.2	25
Yamaguchi Financial Group, Inc.	3,000	0.2	29
Other Securities		37.5	4,774

		44.1	5,648

Liechtenstein 0.1%
Other Securities		0.1	17

Luxembourg 0.1%
Other Securities		0.1	11

Mauritius 0.0%
Other Securities		0.0	5

Netherlands 2.4%
Gemalto N.V. *	989	0.2	28
Other Securities		2.2	275

		2.4	303

New Zealand 0.6%
Other Securities		0.6	81

Norway 0.7%
Other Securities		0.7	91

Portugal 0.2%
Other Securities		0.2	30

Republic of Korea 0.0%
Other Securities		0.0	3

Singapore 2.1%
ComfortDelGro Corp., Ltd.	30,000	0.2	25
Other Securities		1.9	240

		2.1	265

Spain 1.6%
Other Securities		1.6	206

Sweden 1.9%
Other Securities		1.9	239

Switzerland 3.4%
Geberit AG - Reg’d	237	0.2	25
Other Securities		3.2	411

		3.4	436

Thailand 0.0%
Other Securities		0.0	3

United Kingdom 11.8%
Amlin plc	7,160	0.3	37
Capita Group plc	2,841	0.2	29
Cobham plc	10,593	0.3	32
Melrose plc	32,645	0.4	47
Reed Elsevier plc	3,019	0.2	26
Stagecoach Group plc	8,209	0.2	25
Other Securities		10.2	1,302

		11.8	1,498

Total Common Stock (Cost $19,618)			12,490

Other Investment Companies 1.7% of net assets

Australia 0.0%
Other Securities		0.0	6

Canada 0.1%
Other Securities		0.1	11

United States 1.6%
iShares MSCI EAFE Index Fund	4,500	1.6	201

Total Other Investment Companies (Cost $232)			218

See financial notes 45

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

Security and Number	% of Net	Value
of Shares	Assets	($ x 1,000)

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities	0.2	26

Total Preferred Stock (Cost $53)		26

Rights 0.0% of net assets

Australia 0.0%
Other Securities	0.0	—

Total Rights (Cost $—)		—

Warrants 0.0% of net assets

Bermuda 0.0%
Other Securities	0.0	—

Total Warrants (Cost $—)		—

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $20,333, and the unrealized appreciation and depreciation were $223 and ($7,822), respectively, with a net unrealized depreciation of ($7,599).

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $11,607 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management. Please see complete schedule of
holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $37 or 0.3% of net assets. Please see complete schedule of holdings.
CDI — CHESS Depositary Interest
CVA — Dutch Certificate
Reg’d — Registered
REIT — Real Estate Investment Trust

46 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $19,903)		$12,734
Foreign currency, at value (cost $30)		30
Receivables:
Investments sold		417
Fund shares sold		133
Dividends		63
Foreign tax reclaims		8
Due from investment adviser	+	3

Total assets		13,388

Liabilities
Investments bought		415
Payable to custodian		56
Fund shares redeemed		52
Accrued expenses	+	64

Total liabilities		587

Net Assets
Total assets		13,388
Total liabilities	−	587

Net assets		$12,801
Net Assets by Source
Capital received from investors		20,359
Net investment income not yet distributed		492
Net realized capital losses		(891)
Net unrealized capital losses		(7,159)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$4,403		710		$6.20
Select Shares	$5,359		862		$6.21	*
Institutional Shares	$3,039		489		$6.22	*

*	Due to rounding, the net assets divided by shares outstanding does not equal net asset value per share.

See financial notes 47

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For January 31, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $43)		$566
Interest	+	11

Total investment income		577

Net Realized Gains and Losses
Net realized losses on investments		(868)
Net realized losses on foreign currency transactions	+	(15)

Net realized losses		(883)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(7,169)
Net unrealized gains on foreign currency translations	+	10

Net unrealized losses		(7,159)

Expenses
Investment adviser and administrator fees		59
Transfer agent and shareholder service fees:
Investor Shares		7
Select Shares		4
Institutional Shares		8
Custodian fees		525
Portfolio accounting fees		44
Professional fees		24
Registration fees		18
FTSE RAFI Index fee		16
Trustees’ fees		6
Shareholder reports		5
Interest expense		2
Other expenses	+	2

Total expenses		720
Expense reduction by adviser and Schwab	−	627

Net expenses		93

Increase (Decrease) in Net Assets from Operations
Total investment income		577
Net expenses	−	93

Net investment income		484
Net realized losses		(883)
Net unrealized losses	+	(7,159)

Decrease in net assets from operations		($7,558)

*	Commencement of operations.

48 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current period only. All numbers are x 1,000.

Operations

		1/31/08*-10/31/08
Net investment income		$484
Net realized losses		(883)
Net unrealized losses	+	(7,159)

Decrease in net assets from operations		(7,558)

Transactions in Fund Shares

		1/31/08*-10/31/08
		SHARES	VALUE

Shares Sold
Investor Shares		891	$8,225
Select Shares		1,650	14,954
Institutional Shares	+	1,941	18,373

Total shares sold		4,482	$41,552

Shares Redeemed
Investor Shares		(181)	($1,593)
Select Shares		(788)	(5,864)
Institutional Shares	+	(1,452)	(13,736)

Total shares redeemed		(2,421)	($21,193)

Net transactions in fund shares		2,061	$20,359

Shares Outstanding and Net Assets
		1/31/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	2,061	12,801

End of period		2,061	$12,801

Net investment income not yet distributed			$492

*	Commencement of operations.

See financial notes 49

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	1/31/08[1]-
Investor Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gains (losses)	(4.38)

Total from investment operations	(4.27)

Net asset value at end of period	5.73

Total return (%)	(42.70)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.85	[3,4]
Gross operating expenses	3.97	[3]
Net investment income (loss)	2.65	[3]
Portfolio turnover rate	159	[2]
Net assets, end of period ($ x 1,000,000)	7

	1/31/08[1]-
Select Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gains (losses)	(4.40)

Total from investment operations	(4.26)

Net asset value at end of period	5.74

Total return (%)	(42.60)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.70	[3,5]
Gross operating expenses	3.33	[3]
Net investment income (loss)	2.87	[3]
Portfolio turnover rate	159	[2]
Net assets, end of period ($ x 1,000,000)	7
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.84% for the period end, if interest expenses had not been included.
5 The ratio of net operating expenses would have been 0.69% for the period end, if interest expenses had not been included.

50 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Financial Highlights continued

	1/31/08[1]-
Institutional Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gains (losses)	(4.42)

Total from investment operations	(4.26)

Net asset value at end of period	5.74

Total return (%)	(42.60)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[3,4]
Gross operating expenses	4.06	[3]
Net investment income (loss)	2.31	[3]
Portfolio turnover rate	159	[2]
Net assets, end of period ($ x 1,000,000)	6
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.60% for the period end, if interest expenses had not been included.

See financial notes 51

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of October 31, 2008

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.4%	Common Stock	27,473	17,237
8.6%	Preferred Stock	3,108	1,714
2.6%	Other Investment Companies	527	510
0.3%	Short-Term Investments	70	70

97.9%	Total Investments	31,178	19,531
2.1%	Other Assets and Liabilities, Net		413

100.0%	Net Assets		19,944

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 86.4% of net assets

Argentina 0.2%
Other Securities		0.2	39

Brazil 3.0%
Centrais Eletricas Brasileiras S.A. *	10,500	0.6	127
Petroleo Brasileiro S.A.	11,900	0.8	158
Other Securities		1.6	305

		3.0	590

Chile 0.8%
Other Securities		0.8	171

China 18.3%
Bank of China Ltd., Class H	543,000	0.8	159
China Construction Bank Corp., Class H	433,000	1.1	215
China Life Insurance Co., Ltd., Class H	84,000	1.1	224
China Petroleum & Chemical Corp., Class H	674,000	2.2	443
China Shenhua Energy Co., Ltd., Class H	70,000	0.6	133
Industrial & Commercial Bank of China Ltd., Class H	502,000	1.2	236
PetroChina Co., Ltd., Class H	2,109,000	8.0	1,586
Other Securities		3.3	655

		18.3	3,651

Columbia 0.0%
Other Securities		0.0	8

Czech Republic 0.6%
Other Securities		0.6	118

Hungary 0.6%
Other Securities		0.6	121

India 2.8%
Other Securities		2.8	554

Indonesia 0.8%
Other Securities		0.8	157

Israel 1.9%
Teva Pharmaceutical Industries Ltd.	4,118	0.9	176
Other Securities		1.0	200

		1.9	376

Luxembourg 0.2%
Other Securities		0.2	33

Malaysia 2.8%
Public Bank Berhad	39,900	0.5	94
Other Securities		2.3	461

		2.8	555

Mexico 6.4%
America Movil S.A.B. de C.V., Series L	104,600	0.8	161
Carso Global Telecom S.A.B. de C.V., Class A1 *	26,200	0.5	101
Cemex S.A.B. de C.V. *	136,400	0.5	103
Fomento Economico Mexicano S.A.B. de C.V.	42,900	0.5	108
Telefonos de Mexico S.A.B. de C.V.	251,500	1.1	225

52 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Telmex Internacional S.A.B. de C.V., Class L	253,100	0.7	134
Other Securities		2.3	445

		6.4	1,277

Philippines 0.1%
Other Securities		0.1	14

Poland 1.6%
Polski Koncern Naftowy Orlen S.A.	10,428	0.5	106
Telekomunikacja Polska S.A.	13,091	0.5	99
Other Securities		0.6	121

		1.6	326

Republic of Korea 17.1%
Hyundai Motor Co.	5,183	1.2	240
KB Financial Group, Inc. *	5,332	0.6	132
Korea Electric Power Corp.	6,850	0.7	136
KT Corp.	3,840	0.5	98
LG Corp.	3,598	0.7	144
LG Electronics, Inc.	2,524	0.9	188
POSCO	740	1.0	204
Samsung Electronics Co., Ltd.	1,779	3.8	750
SK Holdings Co., Ltd.	2,907	1.0	195
SK Telecom Co., Ltd.	773	0.6	123
Other Securities		6.1	1,208

		17.1	3,418

Russia 5.7%
Gazprom ADR - Reg’d	15,797	1.6	314
LUKOIL ADR	7,990	1.5	307
Surgutneftegaz ADR	26,882	0.9	174
Other Securities		1.7	339

		5.7	1,134

South Africa 6.9%
FirstRand Ltd.	68,125	0.5	99
MTN Group Ltd.	8,454	0.5	95
Sanlam Ltd.	65,728	0.5	108
Sasol	4,801	0.7	142
Standard Bank Group Ltd.	23,838	0.9	189
Other Securities		3.8	735

		6.9	1,368

Taiwan 14.2%
China Steel Corp.	203,200	0.7	147
Chunghwa Telecom Co., Ltd.	118,900	1.0	197
Formosa Chemicals & Fibre Corp.	77,000	0.6	124
Formosa Plastics Corp.	67,000	0.6	113
Hon Hai Precision Industry Co., Ltd.	55,950	0.7	135
Nan Ya Plastics Corp.	80,000	0.5	111
Taiwan Semiconductor Manufacturing Co., Ltd.	323,169	2.4	470
Other Securities		7.7	1,537

		14.2	2,834

Thailand 1.0%
Other Securities		1.0	201

Turkey 1.2%
Other Securities		1.2	242

United Kingdom 0.2%
Other Securities		0.2	50

Total Common Stock (Cost $27,471)			17,237

Preferred Stock 8.6% of net assets

Brazil 8.6%
Banco Bradesco S.A.	22,100	1.3	256
Banco Itau Holding Financeira S.A.	19,550	1.0	210
Companhia Energetica de Minas Gerais	6,597	0.5	101
Companhia Vale do Rio Doce, Class A	11,200	0.6	131
Petroleo Brasileiro S.A.	34,500	1.9	371
Other Securities		3.3	645

		8.6	1,714

Total Preferred Stock (Cost $3,108)			1,714

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Other Investment Companies 2.6% of net assets
iShares MSCI Emerging Markets Index Fund	20,000	2.6	510

Total Other Investment Companies (Cost $527)			510

Short-Term Investments 0.3% of net assets
Other Securities		0.3	70

Total Short-Term Investment (Cost $70)			70

End of Investments.

See financial notes 53

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $34,692, and the unrealized appreciation and depreciation were $1 and ($15,162), respectively, with a net unrealized depreciation of ($15,161).

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $14,715 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Reg’d — Registered

54 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of October 31, 2008; All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $31,178)		$19,531
Foreign currency, at value (cost $285)		278
Receivables:
Investments sold		382
Fund shares sold		203
Dividends		99
Due from investment adviser	+	92

Total assets		20,585

Liabilities
Payables:
Investments bought		416
Fund shares redeemed		38
Payable to custodian		33
Accrued expenses	+	154

Total liabilities		641

Net Assets
Total assets		20,585
Total liabilities	−	641

Net assets		$19,944
Net Assets by Source
Capital received from investors		34,820
Net investment income not yet distributed		441
Net realized capital losses		(3,662)
Net unrealized capital losses		(11,655)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$6,915		1,206		$5.73
Select Shares	$7,098		1,236		$5.74
Institutional Shares	$5,931		1,034		$5.74

See financial notes 55

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For January 31, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of $69 foreign withholding tax)		$587
Interest	+	12

Total investment income		599

Net Realized Gains and Losses
Net realized losses on investments		(3,681)
Net realized losses on foreign currency transactions		(30)
Net realized gains on futures contracts	+	20

Net realized losses		(3,691)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(11,647)
Net unrealized losses on foreign currency translations	+	(8)

Net unrealized losses		(11,655)

Expenses
Investment adviser and administrator fees		91
Transfer agent and shareholder service fees:
Investor Shares		13
Select Shares		6
Institutional Shares		7
Custodian fees		448
Registration fees		30
Portfolio accounting fees		28
Professional fees		23
FTSE RAFI Index fee		22
Shareholder reports		9
Trustees’ fees		6
Interest expense		2
Other expenses	+	4

Total expenses		689
Expense reduction by adviser and Schwab	−	560

Net expenses		129

Increase (Decrease) in Net Assets from Operations
Total investment income		599
Net expenses	−	129

Net investment income		470
Net realized losses		(3,691)
Net unrealized losses	+	(11,655)

Decrease in net assets from operations		($14,876)

*	Commencement of operations.

56 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statements of
Changes in Net Assets
For the current report period. All numbers are x 1,000.

Operations

		1/31/08*-10/31/08
Net investment income		$470
Net realized losses		(3,691)
Net unrealized losses	+	(11,655)

Decrease in net assets from operations		(14,876)

Transactions in Fund Shares

		1/31/08*-10/31/08
		SHARES	VALUE

Shares Sold
Investor Shares		1,630	$14,977
Select Shares		2,353	21,345
Institutional Shares	+	2,648	24,423

Total shares sold		6,631	$60,745

Shares Redeemed
Investor Shares		(424)	($3,187)
Select Shares		(1,117)	(7,286)
Institutional Shares	+	(1,614)	(15,452)

Total shares redeemed		(3,155)	($25,925)

Net transactions in fund shares		3,476	$34,820

Shares Outstanding and Net Assets
		1/31/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	3,476	19,944

End of period		3,476	$19,944

Net investment income not yet distributed			$441

*	Commencement of operations.

See financial notes 57

 Schwab Fundamental Index Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Each fund offers three classes of shares: Investor Shares, Select Shares, and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a share class. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund, commenced operations on April 2, 2007. Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund commenced operations on January 31, 2008.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee.

58

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the funds’ financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the funds could sustain a loss.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

 59

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning

60

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

				Fundamental
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Average daily net assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
Institutional Shares	0.05%	0.05%

 61

 Schwab Fundamental Index Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with each fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

				Fundamental
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.59%	0.59%	0.59%	0.79%	0.84%
Select Shares	0.44%	0.44%	0.44%	0.64%	0.69%
Institutional Shares	0.35%	0.35%	0.35%	0.55%	0.60%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund has agreed to pay its pro rata share of licensing fees and to reimburse CSIM for its pro rata share of a one-time advance licensing payment made by CSIM to FTSE.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

As of October 31, 2008, the shares owned by the Schwab Charitable Giving Trust as a percentage of the total share of the Fundamental International Large Company Index is 13.2%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Fundamental US Large Company Index Fund	$5,330
Fundamental US Small-Mid Company Index Fund	5,229
Fundamental International Large Company Index Fund	2,701
Fundamental Emerging Markets Index Fund	4

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity by the funds during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There

62

 Schwab Fundamental Index Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Fundamental US Large Company Index Fund	$301,538	$134,407
Fundamental US Small-Mid Company Index Fund	180,454	40,550
Fundamental International Large Company Index Fund	336,366	196,869
Fundamental International Small-Mid Company Index Fund	43,749	22,787
Fundamental Emerging Markets Index Fund	70,690	35,837

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(4/02/07-10/31/07)

Fundamental US Large Company Index Fund
Investor Shares	$3	$2
Select Shares	4	5
Institutional Shares	17	23
Fundamental US Small-Mid Company Index Fund
Investor Shares	2	1
Select Shares	3	6
Institutional Shares	4	—
Fundamental International Large Company Index Fund
Investor Shares	2	1
Select Shares	1	9
Institutional Shares	14	9
	Current Period
	(1/31/08-10/31/08)

Fundamental International Small-Mid Company Index Fund
Investor Shares	— *	—
Select Shares	1	—
Institutional Shares	— *	—
Fundamental Emerging Markets Index Fund
Investor Shares	4	—
Select Shares	5	—
Institutional Shares	2	—

*	Less than 500.

 63

 Schwab Fundamental Index Funds

Financial Notes (continued)

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

				Fundamental
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$9,132	$1,192	$8,267	$490	441
Undistributed long-term capital gains	—	—	—	—	—
Unrealized appreciation	4,057	4,608	2,699	223	1
Unrealized depreciation	(210,675)	(52,113)	(146,535)	(7,822)	(15,162)
Other unrealized appreciation/(depreciation)	—	—	69	15	(8)

Net unrealized appreciation/(depreciation)	($206,618)	($47,505)	($143,767)	($7,584)	($15,169)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REITS) and futures mark to market.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Expire	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

2016	48,847	4,210	10,522	463	147

Total	$48,847	$4,210	$10,522	$463	$147

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Oridinary income	$4,523	$570	$2,707	$—	$—
Long-term capital gains	143	32	—	—	—
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

64

 Schwab Fundamental Index Funds

Financial Notes (continued)

9.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital Shares	$—	($1)	$—	$—	$—
Undistributed net investment income	(253)	(80)	(220)	8	(29)
Net realized capital gains and losses	253	81	220	(8)	29

As of October 31, 2008, management has reviewed the tax positions for open tax periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2008 the funds did not incur any interest or penalties.

 65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, and Schwab Fundamental Emerging Markets Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2008, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

66

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended October 31, 2008, and the respective foreign source income on the Fund as follows.

	Foreign Tax Credit	Foreign Source Income

Fundamental US Large Company Index Fund	$—	$—
Fundamental US Small-Mid Company Index Fund	—	—
Fundamental International Large Company Index Fund	999	11,101
Fundamental International Small-Mid Company Index Fund	43	582
Fundamental Emerging Markets Index Fund	66	651

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

Fundamental US Large Company Index Fund	98.07
Fundamental US Small-Mid Company Index Fund	84.75
Fundamental International Large Company Index Fund	—
Fundamental International Small-Mid Company Index Fund	—
Fundamental Emerging Markets Index Fund	—

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

Fundamental US Large Company Index Fund	$4,524
Fundamental US Small-Mid Company Index Fund	570
Fundamental International Large Company Index Fund	2,707
Fundamental International Small-Mid Company Index Fund	43	*
Fundamental Emerging Markets Index Fund	66	*

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

Fundamental US Large Company Index Fund	$143
Fundamental US Small-Mid Company Index Fund	32

*	The fund may designate dividend distributions as qualified dividends for the purpose of the maximum rate under section I(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

 67

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the

“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided tothe funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total

68

return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. The Board also considered that Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund have only been in operation for a short period of time. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. In this analysis, the Board recognized that Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund were newly organized and were still relatively small in size. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 69

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

70

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 71

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

72

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 73

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR39592-01

Annual report dated October 31, 2008 enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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This wrapper is not part of the shareholder report.

Schwab MarketTrack Portfolios ®

Annual Report
October 31, 2008

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	-38.46%

Benchmark: All Equity Composite Index	-39.60%
Fund Category: Morningstar Large-Cap Blend	-37.22%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	-32.27%
P Shares (Ticker Symbol: SWPGX)	-32.14%
Benchmark: Growth Composite Index	-32.25%
Fund Category: Morningstar Large-Cap Blend	-37.22%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	-26.59%

Benchmark: Balanced Composite Index	-24.96%
Fund Category: Morningstar Moderate Allocation	-28.91%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm

Investor Shares (Ticker Symbol: SWCGX)*	-20.66%
P Shares (Ticker Symbol: SWCPX)	-20.47%
Benchmark: Conservative Composite Index	-17.10%
Fund Category: Morningstar Conservative Allocation	-19.54%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Please note the names of all Lehman Brothers indexes have been changed to Barclays Capital.
The All Equity Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones Wilshire 5000 Composite Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management.
The Growth Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones Wilshire 5000 Composite Index, 20% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.
The Balanced Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.
The Conservative Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index, 55% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.
Source for category information: Morningstar, Inc.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed at 10/31/08. The total return presented in the financial highlights section of the report is calculated in the same manner but also taking into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.
[1]	Please see prospectus for further detail and eligibility requirements.

Schwab MarketTrack Portfolios 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab MarketTrack Portfolios

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab MarketTrack Portfolios 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab MarketTrack Portfolios

Portfolio Management

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolios. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day to-day co-management of the portfolios. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolios. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Steve Hung, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack All Equity Portfolio returned -38.46% during the period, compared to the benchmark All Equity Composite Index, which returned -39.60%. The portfolio focuses on long-term stock growth, while remaining close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks. During the period, significant declines in major U.S. and international indexes and averages, including the S&P 500 Index, MSCI EAFE Index, and Russell 2000 Index, reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, the investment environment was characterized by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. As a result, the portfolio’s equity allocations were down across the board. The Schwab Institutional Select S&P 500 Fund returned -36.00%, versus -36.10% for the S&P 500 Index. In the small-cap space, the Schwab Small-Cap Index Fund declined by -34.48%, slightly underperforming the -34.16% drop in the Russell 2000 Index. Overseas foreign equity markets also experienced double-digit declines. The Schwab International Index Fund lost -45.02%, compared to the –46.62% decline of the MSCI EAFE Index. Unlike other Schwab MarketTrack funds, the all equity portfolio does not have an allocation to fixed income securities, and tends to experience larger declines in down markets.

As of 10/31/08:

 Statistics

Number of Holdings	8
Weighted Average
Market Cap

($ x 1,000,000)	$50,860

Price/Earnings Ratio (P/E)	30.2

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	10%

 Asset Class Weightings % of Investments

Large-Cap Stocks	43.9%

International Stocks	29.3%

Small-Cap Stocks	25.4%

Short-Term Investments	1.4%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	43.9%
Schwab International Index

Fund, Select Shares	29.3%
Schwab Small-Cap Index Fund,

Select Shares	25.3%

Total	98.5%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

 Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	-38.46%	1.35%	1.57%
Benchmark: All Equity Composite Index	-39.60%	1.70%	1.47%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%

Portfolio Expense Ratios3: Net 0.80%; Gross 1.02%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The All Equity Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones Wilshire 5000 Composite Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management.

[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

[3]	As stated in the 2/28/08 prospectus (amended on 10/1/08). Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.30%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Growth Portfolio Investor Shares returned -32.27% during the period, compared to the benchmark Growth Composite Index, which returned -32.25%. The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash. During the period, significant declines in major U.S. and international equity indexes, including the S&P 500 Index and the MSCI EAFE Index, reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, the investment environment was characterized by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. As a result, the portfolio’s equity allocation experienced the largest drop in returns. The Schwab Institutional Select S&P 500 Fund returned -36.00%, versus -36.10% for the S&P 500 Index. In the small-cap space, the Schwab Small-Cap Index Fund declined by -34.48%, slightly underperforming the -34.16% drop in the Russell 2000 Index. Overseas foreign equity markets also experienced double-digit declines. The Schwab International Index Fund lost -45.02%, compared to the –46.62% decline of the MSCI EAFE Index. In the fixed income market, investors continued their flight to safety, which drove down prices of non-U.S. Treasury debt securities, regardless of quality. Due to these unusual market conditions, the bond sub-holding also contributed to the portfolio’s overall decline. The Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab MarketTrack Growth Portfolio held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	505
Weighted Average
Market Cap

($ x 1,000,000)	$46,328

Price/Earnings Ratio (P/E)	33.4

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	10%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.5%

International Stocks	19.2%

Small-Cap Stocks	20.1%

Bonds	14.9%

Short-Term Investments	5.3%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	24.7%
Schwab Small-Cap Index Fund,

Select Shares	20.2%
Schwab International Index

Fund, Select Shares	19.2%

Schwab Total Bond Market Fund	14.9%
Schwab Value Advantage Money

Fund, Institutional Shares	5.0%

Exxon Mobil Corp.	0.8%

General Electric Co.	0.4%

The Procter & Gamble Co.	0.4%

Microsoft Corp.	0.4%

Johnson & Johnson	0.3%

Total	86.3%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

 Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	-32.27%	1.43%	2.13%	4.92%
P Shares (4/6/06)	-32.14%	n/a	n/a	-7.92%
Benchmark: Growth Composite Index	-32.25%	2.08%	2.28%	(11/20/95) 5.30%
				(4/6/06) -7.41%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%	(11/20/95) 5.01%
				(4/6/06) -10.48%

Portfolio Expense Ratios3: Investor Shares: Net 0.79%; Gross 0.99% / P Shares: Net 0.64%; Gross 0.84%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones Wilshire 5000 Composite Index, 20% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.

[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

[3]	As stated in the 2/28/08 prospectus (amended on 10/1/08). Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Balanced Portfolio returned -26.59%, compared to the benchmark Balanced Composite Index, which returned -24.96%. The portfolio focuses on both stock and bond investments, while remaining close to the target allocations of 60% stocks, 35% bonds, and 5% cash. During the period, significant declines in major U.S. and international equity indexes, including the S&P 500 Index and the MSCI EAFE Index, reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, the investment environment was characterized by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. As a result, the portfolio’s equity allocation experienced the largest drop in returns. The Schwab Institutional Select S&P 500 Fund returned -36.00%, versus -36.10% for the S&P 500 Index. In the small-cap space, the Schwab Small-Cap Index Fund declined by -34.48%, slightly underperforming the -34.16% drop in the Russell 2000 Index. Overseas foreign equity markets also experienced double-digit declines. The Schwab International Index Fund lost -45.02%, compared to the –46.62% decline of the MSCI EAFE Index. In the fixed income market, investors continued their flight to safety, which drove down prices of non-U.S. Treasury debt securities, regardless of quality. Due to these unusual market conditions, the bond sub-holding also contributed to the portfolio’s overall decline. The Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab MarketTrack Balanced Portfolio held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	505

Portfolio Turnover Rate	17%

 Asset Class Weightings % of Investments

Bonds	34.8%

Large-Cap Stocks	30.7%

Small-Cap Stocks	15.2%

International Stocks	14.4%

Short-Term Investments	4.9%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	35.0%
Schwab Institutional Select

S&P 500 Fund	16.5%
Schwab Small-Cap Index Fund,

Select Shares	15.2%
Schwab International Index

Fund, Select Shares	14.4%
Schwab Value Advantage Money

Fund, Institutional Shares	3.1%

Exxon Mobil Corp.	0.7%

General Electric Co.	0.3%

The Procter & Gamble Co.	0.3%

Microsoft Corp.	0.3%

Johnson & Johnson	0.3%

Total	86.1%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab MarketTrack Portfolios

 Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	-26.59%	1.50%	2.61%
Benchmark: Balanced Composite Index	-24.96%	2.54%	3.10%
Fund Category: Morningstar Moderate Allocation	-28.91%	0.75%	2.17%

Portfolio Expense Ratios3: Net 0.84%; Gross 1.06%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Balanced Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.

[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

[3]	As stated in the 2/28/08 prospectus (amended on 10/1/08). Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.34%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes, and each invests mainly in a combination of other Schwab Funds most of which are managed using indexing strategies. Each portfolio pursues a different investment goal. Accordingly, portfolio returns over a given period will reflect a blend of returns of the underlying asset classes, and will depend on their relative weightings in each portfolio.

The Schwab MarketTrack Conservative Portfolio Investor Shares returned -20.66% during the period, compared to the benchmark Conservative Composite Index, which returned -17.10%. The portfolio focuses on bond investments, but also includes equity investments, remaining close to the target allocations of 55% bonds, 40% stocks, and 5% cash. During the period, significant declines in major U.S. and international equity indexes, including the S&P 500 Index and the MSCI EAFE Index (Net), reflected investor pessimism as prospects for economic growth continued to deteriorate worldwide. Despite multiple interest rate cuts and stimulus measures in the U.S. and abroad, the investment environment was characterized by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. As a result, the portfolio’s equity allocation experienced the largest drop in returns. The Schwab Institutional Select S&P 500 Fund returned -36.00%, versus -36.10% for the S&P 500 Index. In the small-cap space, the Schwab Small-Cap Index Fund declined by -34.48%, slightly underperforming the -34.16% drop in the Russell 2000 Index. Overseas foreign equity markets also experienced double-digit declines. The Schwab International Index Fund lost -45.02%, compared to the –46.62% decline of the MSCI EAFE Index. In the fixed income market, investors continued their flight to safety, which drove down prices of non-U.S. Treasury debt securities, regardless of quality. Due to these unusual market conditions, the bond sub-holding also contributed to the portfolio’s overall decline. The Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab MarketTrack Conservative Portfolio held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	506

Portfolio Turnover Rate	16%

 Asset Class Weightings % of Investments

Bonds	54.8%

Large-Cap Stocks	21.0%

International Stocks	9.7%

Small-Cap Stocks	10.1%

Short-Term Investments	4.4%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	54.9%
Schwab S&P 500 Index Fund,

Select Shares	10.2%
Schwab Small-Cap Index Fund,

Select Shares	10.1%
Schwab International Index

Fund, Select Shares	9.7%
Schwab Institutional Select

S&P 500 Fund	5.7%
Schwab Value Advantage Money

Fund, Institutional Shares	3.9%

Exxon Mobil Corp.	0.3%

General Electric Co.	0.1%

The Procter & Gamble Co.	0.1%

Microsoft Corp.	0.1%

Total	95.1%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab MarketTrack Portfolios

 Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)*	-20.66%	1.51%	2.98%	4.71%
P Shares (4/6/06)	-20.47%	n/a	n/a	-3.76%
Benchmark: Conservative Composite Index	-17.10%	2.93%	3.81%	(11/20/95) 5.65%
				(4/6/06) -1.73%
Fund Category: Morningstar Conservative Allocation	-19.54%	1.12%	2.25%	(11/20/95) 4.17%
				(4/6/06) -3.76%

Portfolio Expense Ratios3: Investor Shares: Net 0.92%; Gross 1.15% / P Shares: Net 0.77%; Gross 1.00%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed at 10/31/08. The total return presented in the financial highlights section of the report is calculated in the same manner but also takes into account certain adjustments that are necessary under generally accepted accounting principles and which are required when preparing the annual report.

[1]	The Conservative Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index, 55% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management.

[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

[3]	As stated in the 2/28/08 prospectus (amended on 10/1/08). Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.42%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$681.60	$2.11
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$736.30	$2.18
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54
P Shares
Actual Return	0.35%	$1,000	$737.20	$1.53
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$784.50	$2.24
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

Schwab MarketTrack Conservative Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$834.10	$2.31
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54
P Shares
Actual Return	0.35%	$1,000	$834.90	$1.61
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfoliotm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.58	13.63	11.55	10.44	9.43

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.21	0.11	0.12	0.08
Net realized and unrealized gains (losses)	(6.11)	2.01	2.10	1.11	1.02

Total from investment operations	(5.91)	2.22	2.21	1.23	1.10
Less distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.13)	(0.12)	(0.09)
Distributions from net realized gains	(0.01)	—	—	—	—

Total distributions	(0.23)	(0.27)	(0.13)	(0.12)	(0.09)

Net asset value at end of period	9.44	15.58	13.63	11.55	10.44

Total return (%)	(38.46)	16.55	19.31	11.81	11.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.73	0.72	0.74	0.75	0.76
Net investment income (loss)	1.46	1.24	0.89	1.07	0.83
Portfolio turnover rate	10	0 [2]	8	49	7
Net assets, end of period ($ x 1,000,000)	429	682	527	463	450
1 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
2 Less than 1%.

See financial notes 15

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Other Investment Companies	522,073	422,741
1.4%	Short-Term Investments	6,154	6,154

99.9%	Total Investments	528,227	428,895
0.1%	Other Assets and Liabilities, Net		235

100.0%	Total Net Assets		429,130

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.5% of net assets
Schwab Institutional Select S&P 500 Fund (a)	24,175,121	188,324
Schwab International Index Fund, Select Shares (a)	9,006,531	125,641
Schwab Small-Cap Index Fund, Select Shares (a)	7,853,845	108,776

Total Other Investment Companies (Cost $522,073)		422,741

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.4% of net assets

Commercial Paper & Other Obligations 1.3%
Citibank, London Time Deposit
0.56%, 11/03/08	5,601	5,601

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 12/18/08 (b)	420	420
0.05%, 12/18/08 (b)	35	35
0.61%, 12/18/08 (b)	40	40
0.15%, 12/18/08 (b)	58	58

		553

Total Short-Term Investments (Cost $6,154)		6,154

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $541,653 and the unrealized appreciation and depreciation were $0 and ($112,758) respectively, with net unrealized depreciation of ($112,758).

(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/19/08	100	4,837	(1,146)

16 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $522,073)		$422,741
Investments in unaffiliated issuers, at value (cost $6,154)	+	6,154

Total investments, at value (cost $528,227)		428,895
Receivables:
Fund shares sold		586
Due from brokers for futures		29
Prepaid expenses	+	4

Total assets		429,514

Liabilities
Payables:
Investments bought		35
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		8
Fund shares redeemed		248
Accrued expenses	+	89

Total liabilities		384

Net Assets
Total assets		429,514
Total liabilities	−	384

Net assets		429,130
Net Assets by Source
Capital received from investors		541,822
Distributions in excess of net investment income		(2,911)
Net realized capital losses		(9,303)
Net unrealized capital losses		(100,478)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$429,130		45,481		$9.44

See financial notes 17

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$11,611
Interest	+	250

Total investment income		11,861

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(18,619)
Realized capital gains distributions received from affiliated underlying funds		24,683
Net realized losses on futures contracts	+	(1,585)

Net realized gains		4,479

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(283,839)
Net unrealized losses on futures contracts	+	(1,431)

Net unrealized losses		(285,270)

Expenses
Investment adviser and administrator fees		2,603
Transfer agent and shareholder service fees		1,510
Shareholder reports		140
Professional fees		39
Registration fees		50
Portfolio accounting fees		27
Custodian fees		17
Trustees’ fees		12
Other expense	+	25

Total expenses		4,423
Expense reduction by adviser and Schwab	−	1,402

Net expenses		3,021

Increase (Decrease) in Net Assets from Operations
Total investment income		11,861
Net expenses	−	3,021

Net investment income		8,840
Net realized gains		4,479
Net unrealized losses	+	(285,270)

Decrease in net assets from operations		($271,951)

18 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$8,840	$7,451
Net realized gains		4,479	15,732
Net unrealized gains (losses)	+	(285,270)	67,913

Increase (Decrease) in net assets from operations		(271,951)	91,096

Distributions to Shareholders
Distributions from net investment income		9,700	10,516
Distributions from net realized gains	+	437	—

Total distributions		$10,137	$10,516

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		11,241	$147,763	11,711	$170,551
Shares Reinvested		666	9,651	728	10,065
Shares Redeemed	+	(10,225)	(128,596)	(7,299)	(105,663)

Net transactions in fund shares		1,682	$28,818	5,140	$74,953

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,799	$682,400	38,659	$526,867
Total increase or decrease	+	1,682	(253,270)	5,140	155,533

End of period		45,481	$429,130	43,799	$682,400

Distributions in excess of net investment income			($2,911)		($2,051)

See financial notes 19

Schwab MarketTrack Growth Portfoliotm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	21.09	19.16	16.81	15.57	14.36

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.40	0.30	0.27	0.21
Net realized and unrealized gains (losses)	(6.94)	2.16	2.33	1.20	1.21

Total from investment operations	(6.57)	2.56	2.63	1.47	1.42
Less distributions:
Distributions from net investment income	(0.41)	(0.46)	(0.28)	(0.23)	(0.21)
Distributions from net realized gains	(0.40)	(0.17)	—	—	—

Total distributions	(0.81)	(0.63)	(0.28)	(0.23)	(0.21)

Net asset value at end of period	13.71	21.09	19.16	16.81	15.57

Total return (%)	(32.27)	13.69	15.83	9.48	9.94

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.71	0.70	0.71	0.72	0.73
Net investment income (loss)	1.99	1.94	1.74	1.58	1.35
Portfolio turnover rate	10	4	7	33	9
Net assets, end of period ($ x 1,000,000)	454	686	602	657	614

	11/1/07-	11/1/06-	4/6/06[2]-
P Shares	10/31/08	10/31/07	10/31/06

Per—Share Data ($)

Net asset value at beginning of period	21.10	19.18	18.32

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.42	0.10
Net realized and unrealized gains (losses)	(6.91)	2.16	0.76

Total from investment operations	(6.54)	2.58	0.86
Less distributions:
Distributions from net investment income	(0.44)	(0.49)	—
Distributions from net realized gains	(0.40)	(0.17)	—

Total distributions	(0.84)	(0.66)	—

Net asset value at end of period	13.72	21.10	19.18

Total return (%)	(32.14)	13.83	4.69	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.35	0.35	0.35	[4]
Gross operating expenses[1]	0.56	0.55	0.56	[4]
Net investment income (loss)	2.10	2.07	0.95	[4]
Portfolio turnover rate	10	4	7	[3]
Net assets, end of period ($ x 1,000,000)	94	138	119
1 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

15.8%	Common Stock	68,670	86,725
0.0%	Foreign Common Stock	75	44
84.0%	Other Investment Companies	516,201	460,488
0.2%	Short-Term Investment	1,230	1,230

100.0%	Total Investments	586,176	548,487
0.0%	Other Assets and Liabilities, Net		(242)

100.0%	Total Net Assets		548,245

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 15.8% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	18,103	40
General Motors Corp.	5,425	31
Harley-Davidson, Inc.	3,000	74
Johnson Controls, Inc.	5,400	96
The Goodyear Tire & Rubber Co. *	1,600	14

		255

Banks 0.5%
BB&T Corp.	5,300	190
Comerica, Inc.	1,700	47
Fifth Third Bancorp	5,369	58
First Horizon National Corp.	1,236	15
Hudson City Bancorp, Inc.	3,500	66
Huntington Bancshares, Inc.	2,262	21
KeyCorp	4,400	54
M&T Bank Corp.	998	81
Marshall & Ilsley Corp.	2,056	37
National City Corp.	6,100	16
PNC Financial Services Group, Inc.	2,800	187
Regions Financial Corp.	7,173	80
Sovereign Bancorp, Inc.	3,885	11
SunTrust Banks, Inc.	3,500	141
U.S. Bancorp	17,972	536
Wells Fargo & Co.	33,230	1,131
Zions Bancorp	900	34

		2,705

Capital Goods 1.3%
3M Co.	7,600	489
Caterpillar, Inc.	6,600	252
Cooper Industries Ltd., Class A	1,800	56
Cummins, Inc.	1,600	41
Danaher Corp.	2,800	166
Deere & Co.	4,600	177
Dover Corp.	2,000	64
Eaton Corp.	1,400	62
Emerson Electric Co.	8,000	262
Fastenal Co.	975	39
Flowserve Corp.	600	34
Fluor Corp.	1,600	64
General Dynamics Corp.	4,000	241
General Electric Co.	107,300	2,093
Goodrich Corp.	1,100	40
Honeywell International, Inc.	8,437	257
Illinois Tool Works, Inc.	4,200	140
Ingersoll-Rand Co., Ltd., Class A	3,783	70
ITT Corp.	1,800	80
Jacobs Engineering Group, Inc. *	1,200	44
L-3 Communications Holdings, Inc.	1,100	89
Lockheed Martin Corp.	3,900	332
Masco Corp.	4,500	46
Northrop Grumman Corp.	3,592	168
PACCAR, Inc.	3,543	104
Pall Corp.	1,000	26
Parker Hannifin Corp.	1,725	67
Precision Castparts Corp.	1,400	91
Raytheon Co.	4,500	230
Rockwell Automation, Inc.	1,900	53
Rockwell Collins, Inc.	1,900	71
Terex Corp. *	800	13
Textron, Inc.	3,000	53
The Boeing Co.	8,078	422
The Manitowoc Co., Inc.	1,300	13
Tyco International Ltd.	4,950	125
United Technologies Corp.	10,000	550
W.W. Grainger, Inc.	900	71

		7,195

Commercial & Professional Supplies 0.1%
Allied Waste Industries, Inc. *	3,100	32
Avery Dennison Corp.	1,200	42
Cintas	1,638	39
Equifax, Inc.	1,200	31
Monster Worldwide, Inc. *	954	14
Pitney Bowes, Inc.	2,300	57
R.R. Donnelley & Sons Co.	2,100	35
Robert Half International, Inc.	1,700	32
Waste Management, Inc.	5,517	172

		454

Consumer Durables & Apparel 0.2%
Centex Corp.	1,200	15
Coach, Inc. *	3,600	74
D.R. Horton, Inc.	2,660	20
Eastman Kodak Co.	3,100	28
Fortune Brands, Inc.	1,400	53

See financial notes 21

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Harman International Industries, Inc.	700	13
Hasbro, Inc.	1,650	48
Jones Apparel Group, Inc.	1,200	13
KB HOME	800	13
Leggett & Platt, Inc.	2,000	35
Lennar Corp., Class A	1,300	10
Liz Claiborne, Inc.	1,200	10
Mattel, Inc.	4,150	62
Newell Rubbermaid, Inc.	2,745	38
NIKE, Inc., Class B	4,600	265
Polo Ralph Lauren Corp.	500	24
Pulte Homes, Inc.	2,400	27
Snap-on, Inc.	600	22
The Black & Decker Corp.	900	46
The Stanley Works	600	20
VF Corp.	1,200	66
Whirlpool Corp.	907	42

		944

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,700	118
Carnival Corp.	4,300	109
Darden Restaurants, Inc.	1,800	40
H&R Block, Inc.	3,400	67
International Game Technology	3,400	48
Marriott International, Inc., Class A	3,900	82
McDonald’s Corp.	12,400	718
Starbucks Corp. *	7,920	104
Starwood Hotels & Resorts Worldwide, Inc.	1,900	43
Wyndham Worldwide Corp.	1,986	16
Yum! Brands, Inc.	6,240	181

		1,526

Diversified Financials 1.1%
American Capital Ltd.	900	13
American Express Co.	12,300	338
Ameriprise Financial, Inc.	2,300	50
Bank of America Corp.	46,575	1,126
Bank of New York Mellon Corp.	10,986	358
Capital One Financial Corp.	2,900	113
CIT Group, Inc.	2,000	8
Citigroup, Inc.	49,392	674
CME Group, Inc.	340	96
Discover Financial Services	5,450	67
E *TRADE Financial Corp. *	3,500	6
Federated Investors, Inc., Class B	1,100	27
Franklin Resources, Inc.	1,500	102
IntercontinentalExchange, Inc. *	700	60
Janus Capital Group, Inc.	2,200	26
JPMorgan Chase & Co.	37,615	1,552
Legg Mason, Inc.	1,200	27
Leucadia National Corp.	1,500	40
Merrill Lynch & Co., Inc.	8,800	164
Moody’s Corp.	3,000	77
Morgan Stanley	10,900	190
Northern Trust Corp.	2,200	124
NYSE Euronext	2,500	75
SLM Corp. *	4,110	44
State Street Corp.	3,300	143
T. Rowe Price Group, Inc.	2,400	95
The Charles Schwab Corp. (a)	11,242	215
The Goldman Sachs Group, Inc.	4,179	386
The Nasdaq OMX Group, Inc. *	1,400	45

		6,241

Energy 2.1%
Anadarko Petroleum Corp.	4,836	171
Apache Corp.	3,308	272
Baker Hughes, Inc.	3,360	117
BJ Services Co.	3,000	39
Cabot Oil & Gas Corp.	1,000	28
Cameron International Corp. *	2,200	53
Chesapeake Energy Corp.	3,600	79
Chevron Corp.	21,635	1,614
ConocoPhillips	16,440	855
CONSOL Energy, Inc.	1,800	56
Devon Energy Corp.	4,600	372
El Paso Corp.	6,306	61
ENSCO International, Inc.	1,100	42
EOG Resources, Inc.	2,256	183
Exxon Mobil Corp.	57,298	4,247
Halliburton Co.	9,916	196
Hess Corp.	2,520	152
Marathon Oil Corp.	7,178	209
Massey Energy Co.	800	18
Murphy Oil Corp.	1,600	81
Nabors Industries Ltd. *	2,800	40
National-Oilwell Varco, Inc. *	3,200	96
Noble Corp.	2,600	84
Noble Energy	1,500	78
Occidental Petroleum Corp.	7,800	433
Peabody Energy Corp.	1,900	66
Pioneer Natural Resources Co.	1,200	33
Range Resources Corp.	1,300	55
Rowan Cos., Inc.	1,100	20
Schlumberger Ltd.	11,400	589
Smith International, Inc.	1,900	65
Southwestern Energy Co. *	3,500	125
Spectra Energy Corp.	5,674	110
Sunoco, Inc.	1,400	43
Tesoro Corp.	1,400	14
The Williams Cos., Inc.	5,000	105
Transocean, Inc. *	2,689	221
Valero Energy Corp.	6,000	123
Weatherford International Ltd. *	5,440	92
XTO Energy, Inc.	4,166	150

		11,387

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	4,400	251
CVS Caremark Corp.	15,264	468
Safeway, Inc.	4,200	89
SUPERVALU, Inc.	2,043	29
Sysco Corp.	6,200	162
The Kroger Co.	7,200	198
Wal-Mart Stores, Inc.	24,800	1,384
Walgreen Co.	9,900	252
Whole Foods Market, Inc.	1,000	11

		2,844

22 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 1.0%
Altria Group, Inc.	20,300	390
Anheuser-Busch Cos., Inc.	7,800	484
Archer-Daniels-Midland Co.	6,532	135
Brown-Forman Corp., Class B	1,130	51
Campbell Soup Co.	1,800	68
Coca-Cola Enterprises, Inc.	4,000	40
ConAgra Foods, Inc.	4,900	85
Constellation Brands, Inc., Class A *	1,920	24
Dean Foods Co. *	1,300	29
Dr. Pepper Snapple Group, Inc. *	2,500	57
General Mills, Inc.	3,576	242
H.J. Heinz Co.	3,400	149
Kellogg Co.	2,500	126
Kraft Foods, Inc., Class A	14,048	409
Lorillard, Inc.	1,818	120
McCormick & Co., Inc.	1,400	47
Molson Coors Brewing Co., Class B	1,600	60
PepsiCo, Inc.	16,460	938
Philip Morris International, Inc.	20,300	883
Reynolds American, Inc.	2,284	112
Sara Lee Corp.	7,600	85
The Coca-Cola Co.	20,600	908
The Hershey Co.	1,700	63
The Pepsi Bottling Group, Inc.	1,932	45
Tyson Foods, Inc., Class A	2,500	22
UST, Inc.	1,600	108

		5,680

Health Care Equipment & Services 0.7%
Aetna, Inc.	5,696	142
AmerisourceBergen Corp.	2,000	63
Baxter International, Inc.	6,100	369
Becton, Dickinson & Co.	2,600	180
Boston Scientific Corp. *	10,887	98
C.R. Bard, Inc.	1,000	88
Cardinal Health, Inc.	4,100	157
CIGNA Corp.	4,200	69
Coventry Health Care, Inc. *	1,650	22
Covidien Ltd.	4,950	219
Express Scripts, Inc. *	3,200	194
Hospira, Inc. *	1,530	43
Humana, Inc. *	1,400	41
IMS Health, Inc.	2,300	33
Intuitive Surgical, Inc. *	400	69
Laboratory Corp. of America Holdings *	1,300	80
McKesson Corp.	2,654	98
Medco Health Solutions, Inc. *	5,282	200
Medtronic, Inc.	11,800	476
Patterson Cos., Inc. *	1,300	33
Quest Diagnostics, Inc.	1,802	84
St. Jude Medical, Inc. *	3,500	133
Stryker Corp.	2,884	154
Tenet Healthcare Corp. *	4,650	20
UnitedHealth Group, Inc.	12,600	299
Varian Medical Systems, Inc. *	900	41
WellPoint, Inc. *	5,902	229
Zimmer Holdings, Inc. *	2,300	107

		3,741

Household & Personal Products 0.5%
Avon Products, Inc.	4,800	119
Colgate-Palmolive Co.	5,300	333
Kimberly-Clark Corp.	4,960	304
The Clorox Co.	1,500	91
The Estee Lauder Cos., Inc., Class A	1,100	40
The Procter & Gamble Co.	31,717	2,047

		2,934

Insurance 0.4%
Aflac, Inc.	5,200	230
American International Group, Inc.	25,551	49
Aon Corp.	2,625	111
Assurant, Inc.	1,000	25
Cincinnati Financial Corp.	1,984	51
Genworth Financial, Inc., Class A	3,700	18
Lincoln National Corp.	3,168	55
Loews Corp.	2,202	73
Marsh & McLennan Cos., Inc.	5,200	152
MBIA, Inc.	1,350	13
MetLife, Inc.	7,310	243
Principal Financial Group, Inc.	3,065	58
Prudential Financial, Inc.	5,200	156
The Allstate Corp.	6,700	177
The Chubb Corp.	3,800	197
The Hartford Financial Services Group, Inc.	2,900	30
The Progressive Corp.	8,400	120
The Travelers Cos., Inc.	6,453	275
Torchmark Corp.	1,100	46
Unum Group	2,349	37
XL Capital Ltd., Class A	1,300	13

		2,129

Materials 0.5%
Air Products & Chemicals, Inc.	2,300	134
AK Steel Holding Corp.	750	10
Alcoa, Inc.	8,472	98
Allegheny Technologies, Inc.	735	20
Ashland, Inc.	800	18
Ball Corp.	800	27
Bemis Co., Inc.	1,000	25
CF Industries Holdings, Inc.	500	32
E.I. du Pont de Nemours & Co.	9,592	307
Eastman Chemical Co.	800	32
Ecolab, Inc.	2,200	82
Freeport-McMoRan Copper & Gold, Inc.	2,919	85
Hercules, Inc.	900	15
International Flavors & Fragrances, Inc.	1,100	35
International Paper Co.	4,846	83
MeadWestvaco Corp.	1,970	28
Monsanto Co.	4,986	444
Newmont Mining Corp.	4,201	111
Nucor Corp.	3,600	146

See financial notes 23

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pactiv Corp. *	1,500	35
PPG Industries, Inc.	1,700	84
Praxair, Inc.	3,200	208
Rohm & Haas Co.	1,505	106
Sealed Air Corp.	1,764	30
Sigma-Aldrich Corp.	1,200	53
The Dow Chemical Co.	9,394	251
Titanium Metals Corp.	900	8
United States Steel Corp.	900	33
Vulcan Materials Co.	800	43
Weyerhaeuser Co.	2,300	88

		2,671

Media 0.4%
CBS Corp., Class B	7,905	77
Comcast Corp., Class A	31,764	501
Gannett Co., Inc.	2,500	27
Meredith Corp.	500	10
News Corp., Class A	24,300	258
Omnicom Group, Inc.	3,600	106
Scripps Networks Interactive, Class A	800	23
The DIRECTV Group, Inc. *	5,400	118
The Interpublic Group of Cos., Inc. *	3,700	19
The McGraw-Hill Cos., Inc.	3,800	102
The New York Times Co., Class A	1,400	14
The Walt Disney Co.	20,119	521
The Washington Post Co., Class B	25	11
Time Warner, Inc.	39,250	396
Viacom, Inc., Class B *	6,905	140

		2,323

Pharmaceuticals & Biotechnology 1.5%
Abbott Laboratories	15,300	844
Allergan, Inc.	2,600	103
Amgen, Inc. *	12,138	727
Applied Biosystems, Inc.	2,000	62
Barr Pharmaceuticals, Inc. *	1,100	71
Biogen Idec, Inc. *	3,125	133
Bristol-Myers Squibb Co.	19,000	390
Celgene Corp. *	2,600	167
Eli Lilly & Co.	9,900	335
Forest Laboratories, Inc. *	3,400	79
Genzyme Corp. *	2,400	175
Gilead Sciences, Inc. *	8,600	394
Johnson & Johnson	29,254	1,794
King Pharmaceuticals, Inc. *	2,133	19
Merck & Co., Inc.	21,600	669
Millipore Corp. *	400	21
Mylan, Inc. *	2,600	22
PerkinElmer, Inc.	1,000	18
Pfizer, Inc.	73,476	1,301
Schering-Plough Corp.	14,100	204
Thermo Fisher Scientific, Inc. *	3,530	143
Waters Corp. *	1,300	57
Watson Pharmaceuticals, Inc. *	1,000	26
Wyeth	13,100	422

		8,176

Real Estate 0.1%
Apartment Investment & Management Co., Class A	999	14
AvalonBay Communities, Inc.	600	42
Boston Properties, Inc.	800	57
CB Richard Ellis Group, Inc., Class A *	1,300	9
Developers Diversified Realty Corp.	1,200	16
Equity Residential	2,600	91
General Growth Properties, Inc.	2,400	10
HCP, Inc.	2,200	66
Host Hotels & Resorts, Inc.	5,000	52
Kimco Realty Corp.	431	10
Plum Creek Timber Co., Inc.	1,700	63
ProLogis	1,700	24
Public Storage	800	65
Simon Property Group, Inc.	2,200	147
Vornado Realty Trust	1,200	85

		751

Retailing 0.5%
Abercrombie & Fitch Co., Class A	800	23
Amazon.com, Inc. *	3,000	172
AutoNation, Inc. *	2,190	15
AutoZone, Inc. *	800	102
Bed, Bath & Beyond, Inc. *	2,800	72
Best Buy Co., Inc.	4,505	121
Big Lots, Inc. *	1,100	27
Dillard’s, Inc., Class A	500	3
Expedia, Inc. *	2,000	19
Family Dollar Stores, Inc.	1,700	46
GameStop Corp., Class A *	1,600	44
Genuine Parts Co.	1,800	71
J.C. Penney Co., Inc.	2,800	67
Kohl’s Corp. *	3,200	112
Limited Brands, Inc.	3,738	45
Lowe’s Cos., Inc.	15,200	330
Macy’s, Inc.	5,144	63
Nordstrom, Inc.	2,600	47
Office Depot, Inc. *	3,300	12
RadioShack Corp.	1,900	24
Sears Holdings Corp. *	1,000	58
Staples, Inc.	7,125	138
Target Corp.	8,800	353
The Gap, Inc.	5,300	68
The Home Depot, Inc.	18,936	447
The Sherwin-Williams Co.	1,200	68
The TJX Cos., Inc.	5,200	139
Tiffany & Co.	1,400	38

		2,724

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	3,840	13
Altera Corp.	3,680	64
Analog Devices, Inc.	3,400	73
Applied Materials, Inc.	16,200	209
Broadcom Corp., Class A *	4,350	74
Intel Corp.	59,030	944
KLA-Tencor Corp.	1,800	42

24 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Linear Technology Corp.	3,000	68
LSI Corp. *	3,000	12
MEMC Electronic Materials, Inc. *	2,000	37
Microchip Technology, Inc.	2,000	49
Micron Technology, Inc. *	5,400	25
National Semiconductor Corp.	3,400	45
Novellus Systems, Inc. *	1,325	21
NVIDIA Corp. *	4,200	37
Teradyne, Inc. *	1,700	9
Texas Instruments, Inc.	14,800	289
Xilinx, Inc.	3,200	59

		2,070

Software & Services 1.0%
Adobe Systems, Inc. *	4,800	128
Affiliated Computer Services, Inc., Class A *	1,271	52
Akamai Technologies, Inc. *	1,600	23
Autodesk, Inc. *	2,400	51
Automatic Data Processing, Inc.	5,700	199
BMC Software, Inc. *	2,400	62
CA, Inc.	5,625	100
Citrix Systems, Inc. *	1,800	46
Cognizant Technology Solutions Corp., Class A *	2,800	54
Computer Sciences Corp. *	1,680	51
Compuware Corp. *	3,600	23
Convergys Corp. *	1,354	10
eBay, Inc. *	11,036	169
Electronic Arts, Inc. *	2,866	65
Fidelity National Information Services, Inc.	1,600	24
Fiserv, Inc. *	1,800	60
Google, Inc., Class A *	2,100	755
Intuit, Inc. *	3,944	99
MasterCard, Inc., Class A	700	103
Microsoft Corp.	86,420	1,930
Novell, Inc. *	3,200	15
Oracle Corp. *	38,295	700
Paychex, Inc.	3,600	103
Salesforce.com, Inc. *	828	26
Symantec Corp. *	9,321	117
Total System Services, Inc.	2,000	27
Unisys Corp. *	3,100	5
VeriSign, Inc. *	2,500	53
Western Union Co.	7,888	120
Yahoo!, Inc. *	12,600	162

		5,332

Technology Hardware & Equipment 1.2%
Agilent Technologies, Inc. *	4,437	98
Amphenol Corp., Class A	1,800	52
Apple, Inc. *	8,000	861
Ciena Corp. *	457	4
Cisco Systems, Inc. *	61,500	1,093
Corning, Inc.	13,900	151
Dell, Inc. *	23,740	288
EMC Corp. *	23,186	273
Harris Corp.	1,400	50
Hewlett-Packard Co.	28,403	1,087
International Business Machines Corp.	15,620	1,452
Jabil Circuit, Inc.	1,998	17
JDS Uniphase Corp. *	1,573	9
Juniper Networks, Inc. *	4,200	79
Lexmark International, Inc., Class A *	1,300	34
Molex, Inc.	1,875	27
Motorola, Inc.	24,131	130
NetApp, Inc. *	3,400	46
QLogic Corp. *	1,738	21
QUALCOMM, Inc.	16,200	620
SanDisk Corp. *	1,800	16
Sun Microsystems, Inc. *	7,700	35
Tellabs, Inc. *	4,000	17
Teradata Corp. *	2,000	31
Tyco Electronics Ltd.	4,950	96
Xerox Corp.	9,400	75

		6,662

Telecommunication Services 0.5%
American Tower Corp., Class A *	4,100	132
AT&T, Inc.	61,655	1,651
CenturyTel, Inc.	1,350	34
Embarq Corp.	1,428	43
Frontier Communications Corp.	2,576	20
Qwest Communications International, Inc.	15,773	45
Sprint Nextel Corp.	28,569	89
Verizon Communications, Inc.	27,258	809
Windstream Corp.	3,856	29

		2,852

Transportation 0.4%
Burlington Northern Santa Fe Corp.	3,800	338
C.H. Robinson Worldwide, Inc.	1,700	88
CSX Corp.	4,400	201
Expeditors International of Washington, Inc.	2,000	65
FedEx Corp.	2,920	191
Norfolk Southern Corp.	3,600	216
Ryder System, Inc.	400	16
Southwest Airlines Co.	7,480	88
Union Pacific Corp.	5,000	334
United Parcel Service, Inc., Class B	10,818	571

		2,108

Utilities 0.6%
Allegheny Energy, Inc.	1,070	32
Ameren Corp.	1,800	58
American Electric Power Co., Inc.	3,860	126
CenterPoint Energy, Inc.	2,949	34
CMS Energy Corp.	1,000	10
Consolidated Edison, Inc.	2,100	91
Constellation Energy Group, Inc.	1,700	41
Dominion Resources, Inc.	5,756	209
DTE Energy Co.	1,700	60
Duke Energy Corp.	11,348	186
Dynegy, Inc., Class A *	3,100	11

See financial notes 25

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	3,200	114
Entergy Corp.	2,100	164
Exelon Corp.	6,524	354
FirstEnergy Corp.	3,195	167
FPL Group, Inc.	3,800	180
Integrys Energy Group, Inc.	165	8
Nicor, Inc.	500	23
NiSource, Inc.	2,646	34
Pepco Holdings, Inc.	2,000	41
PG&E Corp.	4,000	147
Pinnacle West Capital Corp.	800	25
PPL Corp.	3,600	118
Progress Energy, Inc.	2,475	98
Public Service Enterprise Group, Inc.	4,600	130
Questar Corp.	1,200	41
Sempra Energy	2,103	90
Southern Co.	7,200	247
TECO Energy, Inc.	1,300	15
The AES Corp. *	6,000	48
Wisconsin Energy Corp.	1,200	52
Xcel Energy, Inc.	3,850	67

		3,021

Total Common Stock (Cost $68,670)		86,725

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	2,983	44

Total Common Stock (Cost $75)		44

Other Investment Companies 84.0% of net assets
Schwab Institutional Select S&P 500 Fund (a)	17,368,767	135,303
Schwab International Index Fund, Select Shares (a)	7,559,140	105,450
Schwab Small-Cap Index Fund, Select Shares (a)	7,975,718	110,463
Schwab Total Bond Market Fund (a)	9,539,883	81,852
Schwab Value Advantage Money Fund, Institutional Shares (a)	27,419,712	27,420

Total Other Investment Companies (Cost $516,201)		460,488

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

Commercial Paper & Other Obligations 0.2%
Citibank, London Time Deposit,
0.56%, 11/03/08	1,230	1,230

Total Short-Term Investment (Cost $1,230)		1,230

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $593,418 and the unrealized appreciation and depreciation were $37,704 and ($82,635), respectively, with a net unrealized depreciation of ($44,931).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of October 31, 2008; All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $516,282)		$460,703
Investments in unaffiliated issuers, at value (cost $69,894)	+	87,784

Total investments, at value (cost $586,176)		548,487
Receivables:
Investments sold		3
Dividends		558
Fund shares sold		530
Prepaid expenses	+	4

Total assets		549,582

Liabilities
Payables:
Investments bought		454
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		9
Fund shares redeemed		794
Accrued expenses	+	73

Total liabilities		1,337

Net Assets
Total assets		549,582
Total liabilities	−	1,337

Net assets		$548,245
Net Assets by Source
Capital received from investors		571,312
Net investment income not yet distributed		4,220
Net realized capital gains		10,402
Net unrealized capital losses		(37,689)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$453,987		33,106		$13.71
P Shares	$94,258		6,870		$13.72

See financial notes 27

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$15,323
Dividends received from unaffiliated issuers		2,592
Interest	+	161

Total investment income		18,076

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(6,283)
Realized capital gains distributions received from affiliated underlying funds		23,308
Net realized losses on unaffiliated investments	+	(1,044)

Net realized gains		15,981

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(245,982)
Net unrealized losses on unaffiliated investments	+	(49,776)

Net unrealized losses		(295,758)

Expenses
Investment adviser and administrator fees		3,091
Transfer agent and shareholder service fees:
Investor Shares		1,511
P Shares		124
Shareholder reports		100
Professional fees		41
Portfolio accounting fees		39
Registration fees		29
Custodian fees		19
Trustees’ fees		13
Other expenses	+	27

Total expenses		4,994
Expense reduction by adviser and Schwab	−	1,537

Net expenses		3,457

Increase (Decrease) in Net Assets from Operations
Total investment income		18,076
Net expenses	−	3,457

Net investment income		14,619
Net realized gains		15,981
Net unrealized losses	+	(295,758)

Decrease in net assets from operations		($265,158)

28 See financial notes

 Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$14,619	$15,372
Net realized gains		15,981	19,823
Net unrealized gains (losses)	+	(295,758)	65,110

Increase (Decrease) in net assets from operations		(265,158)	100,305

Distributions to Shareholders
Distributions from net investment income
Investor Shares		13,372	14,374
P Shares	+	3,067	3,227

Total distributions from net investment income		16,439	17,601

Distributions from net realized gains
Investor Shares		13,018	5,401
P Shares	+	2,778	1,126

Total distributions from net realized gains		15,796	6,527

Total distributions		$32,235	$24,128

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,270	$93,615	5,776	$114,724
P Shares	+	1,702	31,974	1,197	23,356

Total shares sold		6,972	$125,589	6,973	$138,080

Shares Reinvested
Investor Shares		1,316	$25,447	999	$19,078
P Shares	+	302	5,845	228	4,353

Total shares reinvested		1,618	$31,292	1,227	$23,431

Shares Redeemed
Investor Shares		(6,000)	($104,934)	(5,670)	($112,764)
P Shares	+	(1,659)	(29,888)	(1,092)	(21,946)

Total shares redeemed		(7,659)	($134,822)	(6,762)	($134,710)

Net transactions in fund shares		931	$22,059	1,438	$26,801

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,045	$823,579	37,607	$720,601
Total increase or decrease	+	931	(275,334)	1,438	102,978

End of period		39,976	$548,245	39,045	$823,579

Net investment income not yet distributed			$4,220		$5,523

See financial notes 29

Schwab MarketTrack Balanced Portfoliotm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	18.13	17.04	15.46	14.66	13.78

Income (loss) from investment operations:
Net investment income (loss)	0.42	0.47	0.38	0.34	0.29
Net realized and unrealized gains (losses)	(5.06)	1.41	1.58	0.74	0.88

Total from investment operations	(4.64)	1.88	1.96	1.08	1.17
Less distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.34)	(0.28)	(0.29)
Distributions from net realized gains	(0.27)	(0.29)	(0.04)	—	—

Total distributions	(0.75)	(0.79)	(0.38)	(0.28)	(0.29)

Net asset value at end of period	12.74	18.13	17.04	15.46	14.66

Total return (%)	(26.59)	11.38	12.92	7.41	8.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.72	0.72	0.73	0.73	0.74
Net investment income (loss)	2.57	2.65	2.35	2.20	2.03
Portfolio turnover rate	17	6	8	25	11
Net assets, end of period ($ x 1,000,000)	405	598	534	519	541
1 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.

30 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

14.3%		Common Stock	46,398	57,908
0.0%		Foreign Common Stock	50	30
84.4%		Other Investment Companies	375,659	341,712
1.8%		Short-Term Investments	7,190	7,190

100.5%		Total Investments	429,297	406,840
(0	.5)%	Other Assets and Liabilities, Net		(1,841)

100.0%		Total Net Assets		404,999

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 14.3% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	12,185	27
General Motors Corp.	3,650	21
Harley-Davidson, Inc.	1,700	42
Johnson Controls, Inc.	3,600	64
The Goodyear Tire & Rubber Co. *	1,600	14

		168

Banks 0.5%
BB&T Corp.	3,600	129
Comerica, Inc.	1,100	30
Fifth Third Bancorp	4,058	44
First Horizon National Corp.	824	10
Hudson City Bancorp, Inc.	2,400	45
Huntington Bancshares, Inc.	1,597	15
KeyCorp	3,000	37
M&T Bank Corp.	500	41
Marshall & Ilsley Corp.	1,344	24
National City Corp.	4,100	11
PNC Financial Services Group, Inc.	2,100	140
Regions Financial Corp.	5,151	57
Sovereign Bancorp, Inc. *	1,890	6
SunTrust Banks, Inc.	2,300	92
U.S. Bancorp	11,654	347
Wells Fargo & Co.	22,470	765
Zions Bancorp	600	23

		1,816

Capital Goods 1.2%
3M Co.	5,000	322
Caterpillar, Inc.	4,300	164
Cooper Industries Ltd., Class A	1,600	50
Cummins, Inc.	1,200	31
Danaher Corp.	2,000	118
Deere & Co.	3,000	116
Dover Corp.	1,400	44
Eaton Corp.	1,000	45
Emerson Electric Co.	5,600	183
Fastenal Co.	675	27
Flowserve Corp.	400	23
Fluor Corp.	1,000	40
General Dynamics Corp.	2,600	157
General Electric Co.	71,560	1,396
Goodrich Corp.	700	26
Honeywell International, Inc.	5,700	174
Illinois Tool Works, Inc.	2,800	93
Ingersoll-Rand Co., Ltd., Class A	2,453	45
ITT Corp.	1,400	62
Jacobs Engineering Group, Inc. *	800	29
L-3 Communications Holdings, Inc.	700	57
Lockheed Martin Corp.	2,400	204
Masco Corp.	3,000	30
Northrop Grumman Corp.	2,456	115
PACCAR, Inc.	2,362	69
Pall Corp.	1,100	29
Parker Hannifin Corp.	1,050	41
Precision Castparts Corp.	900	58
Raytheon Co.	3,200	164
Rockwell Automation, Inc.	800	22
Rockwell Collins, Inc.	1,200	45
Terex Corp. *	500	8
Textron, Inc.	2,000	35
The Boeing Co.	5,484	287
The Manitowoc Co., Inc.	800	8
Tyco International Ltd.	3,237	82
United Technologies Corp.	6,900	379
W.W. Grainger, Inc.	600	47

		4,825

Commercial & Professional Supplies 0.1%
Allied Waste Industries, Inc. *	2,100	22
Avery Dennison Corp.	700	24
Cintas	402	10
Equifax, Inc.	900	23
Monster Worldwide, Inc. *	666	9
Pitney Bowes, Inc.	1,600	40
R.R. Donnelley & Sons Co.	1,800	30
Robert Half International, Inc.	1,200	23
Waste Management, Inc.	3,712	116

		297

Consumer Durables & Apparel 0.1%
Centex Corp.	800	10
Coach, Inc. *	2,700	56
D.R. Horton, Inc.	1,790	13
Eastman Kodak Co.	2,000	18
Fortune Brands, Inc.	1,000	38

See financial notes 31

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Harman International Industries, Inc.	300	5
Hasbro, Inc.	1,275	37
Jones Apparel Group, Inc.	800	9
KB HOME	600	10
Leggett & Platt, Inc.	300	5
Lennar Corp., Class A	900	7
Liz Claiborne, Inc.	800	6
Mattel, Inc.	2,825	42
Newell Rubbermaid, Inc.	1,872	26
NIKE, Inc., Class B	2,600	150
Polo Ralph Lauren Corp.	500	24
Pulte Homes, Inc.	700	8
Snap-on, Inc.	650	24
The Black & Decker Corp.	600	30
The Stanley Works	600	20
VF Corp.	800	44
Whirlpool Corp.	271	13

		595

Consumer Services 0.2%
Apollo Group, Inc., Class A *	1,100	76
Carnival Corp.	2,870	73
Darden Restaurants, Inc.	950	21
H&R Block, Inc.	1,200	24
International Game Technology	2,100	29
Marriott International, Inc., Class A	2,200	46
McDonald’s Corp.	8,100	469
Starbucks Corp. *	4,880	64
Starwood Hotels & Resorts Worldwide, Inc.	1,200	27
Wyndham Worldwide Corp.	1,283	11
Yum! Brands, Inc.	4,120	120

		960

Diversified Financials 1.0%
American Capital Ltd.	600	8
American Express Co.	8,310	229
Ameriprise Financial, Inc.	1,842	40
Bank of America Corp.	31,064	751
Bank of New York Mellon Corp.	7,422	242
Capital One Financial Corp.	2,400	94
CIT Group, Inc.	1,300	5
Citigroup, Inc.	32,666	446
CME Group, Inc.	230	65
Discover Financial Services	3,605	44
E *TRADE Financial Corp. *	2,400	4
Federated Investors, Inc., Class B	700	17
Franklin Resources, Inc.	1,210	82
IntercontinentalExchange, Inc. *	500	43
Janus Capital Group, Inc.	1,400	16
JPMorgan Chase & Co.	25,113	1,036
Legg Mason, Inc.	800	18
Leucadia National Corp.	1,000	27
Merrill Lynch & Co., Inc.	5,900	110
Moody’s Corp.	2,000	51
Morgan Stanley	7,210	126
Northern Trust Corp.	1,400	79
NYSE Euronext	1,500	45
SLM Corp. *	2,200	23
State Street Corp.	2,400	104
T. Rowe Price Group, Inc.	2,000	79
The Charles Schwab Corp. (a)	6,883	132
The Goldman Sachs Group, Inc.	2,779	257
The Nasdaq OMX Group, Inc. *	900	29

		4,202

Energy 1.8%
Anadarko Petroleum Corp.	3,020	107
Apache Corp.	2,048	169
Baker Hughes, Inc.	1,750	61
BJ Services Co.	1,200	15
Cabot Oil & Gas Corp.	700	20
Cameron International Corp. *	1,500	36
Chesapeake Energy Corp.	2,300	50
Chevron Corp.	14,127	1,054
ConocoPhillips	10,585	551
CONSOL Energy, Inc.	1,200	38
Devon Energy Corp.	2,600	210
El Paso Corp.	3,222	31
ENSCO International, Inc.	800	30
EOG Resources, Inc.	1,518	123
Exxon Mobil Corp.	37,910	2,810
Halliburton Co.	6,748	133
Hess Corp.	1,800	108
Marathon Oil Corp.	4,436	129
Massey Energy Co.	500	11
Murphy Oil Corp.	1,100	56
Nabors Industries Ltd. *	2,000	29
National-Oilwell Varco, Inc. *	2,260	68
Noble Corp.	1,800	58
Noble Energy	1,000	52
Occidental Petroleum Corp.	5,400	300
Peabody Energy Corp.	1,300	45
Pioneer Natural Resources Co.	800	22
Range Resources Corp.	800	34
Rowan Cos., Inc.	600	11
Schlumberger Ltd.	7,800	403
Smith International, Inc.	1,300	45
Southwestern Energy Co. *	2,300	82
Spectra Energy Corp.	3,756	73
Sunoco, Inc.	500	15
Tesoro Corp.	900	9
The Williams Cos., Inc.	3,000	63
Transocean, Inc. *	1,479	122
Valero Energy Corp.	4,000	82
Weatherford International Ltd. *	3,640	61
XTO Energy, Inc.	2,832	102

		7,418

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	3,000	171
CVS Caremark Corp.	10,189	312
Safeway, Inc.	2,800	60
SUPERVALU, Inc.	786	11
Sysco Corp.	3,500	92
The Kroger Co.	5,300	145
Wal-Mart Stores, Inc.	16,640	929
Walgreen Co.	6,600	168
Whole Foods Market, Inc.	800	9

		1,897

32 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.9%
Altria Group, Inc.	13,640	262
Anheuser-Busch Cos., Inc.	5,200	323
Archer-Daniels-Midland Co.	3,746	78
Brown-Forman Corp., Class B	255	12
Campbell Soup Co.	1,200	46
Coca-Cola Enterprises, Inc.	1,800	18
ConAgra Foods, Inc.	3,800	66
Constellation Brands, Inc., Class A *	1,290	16
Dean Foods Co. *	800	17
Dr. Pepper Snapple Group, Inc. *	2,000	46
General Mills, Inc.	2,392	162
H.J. Heinz Co.	2,300	101
Kellogg Co.	1,700	86
Kraft Foods, Inc., Class A	9,439	275
Lorillard, Inc.	1,250	82
McCormick & Co., Inc.	900	30
Molson Coors Brewing Co., Class B	400	15
PepsiCo, Inc.	11,070	631
Philip Morris International, Inc.	13,640	593
Reynolds American, Inc.	1,228	60
Sara Lee Corp.	5,100	57
The Coca-Cola Co.	13,810	608
The Hershey Co.	700	26
The Pepsi Bottling Group, Inc.	926	21
Tyson Foods, Inc., Class A	1,700	15
UST, Inc.	1,100	74

		3,720

Health Care Equipment & Services 0.6%
Aetna, Inc.	4,136	103
AmerisourceBergen Corp.	1,400	44
Baxter International, Inc.	4,600	278
Becton, Dickinson & Co.	1,800	125
Boston Scientific Corp. *	7,307	66
C.R. Bard, Inc.	600	53
Cardinal Health, Inc.	2,775	106
CIGNA Corp.	3,000	49
Coventry Health Care, Inc. *	1,250	17
Covidien Ltd.	3,237	143
Express Scripts, Inc. *	2,000	121
Hospira, Inc. *	1,020	28
Humana, Inc. *	1,300	38
IMS Health, Inc.	1,500	22
Intuitive Surgical, Inc. *	300	52
Laboratory Corp. of America Holdings *	900	55
McKesson Corp.	2,173	80
Medco Health Solutions, Inc. *	3,568	135
Medtronic, Inc.	7,800	315
Patterson Cos., Inc. *	900	23
Quest Diagnostics, Inc.	670	31
St. Jude Medical, Inc. *	2,120	81
Stryker Corp.	1,946	104
Tenet Healthcare Corp. *	3,150	14
UnitedHealth Group, Inc.	9,100	216
Varian Medical Systems, Inc. *	700	32
WellPoint, Inc. *	4,252	165
Zimmer Holdings, Inc. *	1,500	70

		2,566

Household & Personal Products 0.5%
Avon Products, Inc.	3,000	75
Colgate-Palmolive Co.	3,600	226
Kimberly-Clark Corp.	3,380	207
The Clorox Co.	1,300	79
The Estee Lauder Cos., Inc., Class A	700	25
The Procter & Gamble Co.	21,032	1,357

		1,969

Insurance 0.4%
Aflac, Inc.	3,300	146
American International Group, Inc.	17,342	33
Aon Corp.	2,025	86
Assurant, Inc.	700	18
Cincinnati Financial Corp.	623	16
Genworth Financial, Inc., Class A	3,300	16
Lincoln National Corp.	2,243	39
Loews Corp.	1,514	50
Marsh & McLennan Cos., Inc.	3,600	106
MBIA, Inc.	550	5
MetLife, Inc.	5,286	176
Principal Financial Group, Inc.	2,329	44
Prudential Financial, Inc.	3,500	105
The Allstate Corp.	4,700	124
The Chubb Corp.	3,000	155
The Hartford Financial Services Group, Inc.	2,300	24
The Progressive Corp.	6,000	86
The Travelers Cos., Inc.	4,841	206
Torchmark Corp.	800	33
Unum Group	2,757	43
XL Capital Ltd., Class A	800	8

		1,519

Materials 0.5%
Air Products & Chemicals, Inc.	1,500	87
AK Steel Holding Corp.	600	8
Alcoa, Inc.	5,648	65
Allegheny Technologies, Inc.	492	13
Ashland, Inc.	500	11
Ball Corp.	800	27
Bemis Co., Inc.	600	15
CF Industries Holdings, Inc.	325	21
E.I. du Pont de Nemours & Co.	6,484	207
Eastman Chemical Co.	600	24
Ecolab, Inc.	1,200	45
Freeport-McMoRan Copper & Gold, Inc.	1,823	53
Hercules, Inc.	1,300	22
International Flavors & Fragrances, Inc.	500	16
International Paper Co.	3,166	55
MeadWestvaco Corp.	579	8
Monsanto Co.	3,854	343
Newmont Mining Corp.	2,754	73
Nucor Corp.	2,400	97

See financial notes 33

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pactiv Corp. *	1,000	24
PPG Industries, Inc.	1,200	59
Praxair, Inc.	2,000	130
Rohm & Haas Co.	1,421	100
Sealed Air Corp.	1,242	21
Sigma-Aldrich Corp.	1,000	44
The Dow Chemical Co.	6,049	161
Titanium Metals Corp.	600	6
United States Steel Corp.	700	26
Vulcan Materials Co.	400	22
Weyerhaeuser Co.	1,400	54

		1,837

Media 0.4%
CBS Corp., Class B	5,309	52
Comcast Corp., Class A	20,691	326
Gannett Co., Inc.	1,700	19
Meredith Corp.	300	6
News Corp., Class A	16,300	173
Omnicom Group, Inc.	2,400	71
Scripps Networks Interactive, Class A	600	17
The DIRECTV Group, Inc. *	3,600	79
The Interpublic Group of Cos., Inc. *	2,500	13
The McGraw-Hill Cos., Inc.	2,400	64
The New York Times Co., Class A	100	1
The Walt Disney Co.	14,117	366
The Washington Post Co., Class B	15	6
Time Warner, Inc.	26,470	267
Viacom, Inc., Class B *	4,609	93

		1,553

Pharmaceuticals & Biotechnology 1.4%
Abbott Laboratories	10,200	562
Allergan, Inc.	1,800	71
Amgen, Inc. *	7,840	470
Applied Biosystems, Inc.	1,400	43
Barr Pharmaceuticals, Inc. *	600	39
Biogen Idec, Inc. *	2,550	108
Bristol-Myers Squibb Co.	12,800	263
Celgene Corp. *	1,800	116
Eli Lilly & Co.	6,500	220
Forest Laboratories, Inc. *	2,400	56
Genzyme Corp. *	1,700	124
Gilead Sciences, Inc. *	5,960	273
Johnson & Johnson	19,872	1,219
King Pharmaceuticals, Inc. *	1,388	12
Merck & Co., Inc.	14,500	449
Millipore Corp. *	200	10
Mylan, Inc. *	1,700	15
PerkinElmer, Inc.	600	11
Pfizer, Inc.	49,386	875
Schering-Plough Corp.	10,300	149
Thermo Fisher Scientific, Inc. *	2,340	95
Waters Corp. *	900	39
Watson Pharmaceuticals, Inc. *	1,100	29
Wyeth	8,800	283

		5,531

Real Estate 0.1%
Apartment Investment & Management Co., Class A	666	10
AvalonBay Communities, Inc.	400	28
Boston Properties, Inc.	500	35
CB Richard Ellis Group, Inc., Class A *	900	6
Developers Diversified Realty Corp.	800	11
Equity Residential	1,700	59
General Growth Properties, Inc.	1,600	7
HCP, Inc.	1,500	45
Host Hotels & Resorts, Inc.	3,400	35
Kimco Realty Corp.	1,001	23
Plum Creek Timber Co., Inc.	1,200	45
ProLogis	1,200	17
Public Storage	600	49
Simon Property Group, Inc.	1,450	97
Vornado Realty Trust	800	56

		523

Retailing 0.4%
Abercrombie & Fitch Co., Class A	500	14
Amazon.com, Inc. *	2,000	114
AutoNation, Inc. *	100	1
AutoZone, Inc. *	500	64
Bed Bath & Beyond, Inc. *	1,800	46
Best Buy Co., Inc.	2,250	60
Big Lots, Inc. *	1,200	29
Dillard’s, Inc., Class A	700	4
Expedia, Inc. *	1,400	13
Family Dollar Stores, Inc.	1,100	30
GameStop Corp., Class A *	1,100	30
Genuine Parts Co.	650	26
J.C. Penney Co., Inc.	1,700	41
Kohl’s Corp. *	2,200	77
Limited Brands, Inc.	1,591	19
Lowe’s Cos., Inc.	10,000	217
Macy’s, Inc.	3,508	43
Nordstrom, Inc.	1,800	33
Office Depot, Inc. *	1,800	6
RadioShack Corp.	900	11
Sears Holdings Corp. *	673	39
Staples, Inc.	4,575	89
Target Corp.	5,800	233
The Gap, Inc.	3,862	50
The Home Depot, Inc.	12,240	289
The Sherwin-Williams Co.	1,100	63
The TJX Cos., Inc.	3,600	96
Tiffany & Co.	350	10

		1,747

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	2,040	7
Altera Corp.	2,546	44
Analog Devices, Inc.	2,300	49
Applied Materials, Inc.	10,900	141
Broadcom Corp., Class A *	3,000	51
Intel Corp.	38,360	614
KLA-Tencor Corp.	1,600	37

34 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Linear Technology Corp.	1,300	29
LSI Corp. *	2,000	8
MEMC Electronic Materials, Inc. *	1,500	28
Microchip Technology, Inc.	1,500	37
Micron Technology, Inc. *	3,600	17
National Semiconductor Corp.	2,200	29
Novellus Systems, Inc. *	900	14
NVIDIA Corp. *	4,050	35
Teradyne, Inc. *	1,100	6
Texas Instruments, Inc.	9,800	192
Xilinx, Inc.	2,100	39

		1,377

Software & Services 0.9%
Adobe Systems, Inc. *	3,900	104
Affiliated Computer Services, Inc., Class A *	465	19
Akamai Technologies, Inc. *	1,000	14
Autodesk, Inc. *	1,600	34
Automatic Data Processing, Inc.	3,900	136
BMC Software, Inc. *	1,600	41
CA, Inc.	3,825	68
Citrix Systems, Inc. *	1,200	31
Cognizant Technology Solutions Corp., Class A *	1,800	35
Computer Sciences Corp. *	1,090	33
Compuware Corp. *	2,400	15
Convergys Corp. *	1,369	11
eBay, Inc. *	7,416	113
Electronic Arts, Inc. *	2,292	52
Fidelity National Information Services, Inc.	1,000	15
Fiserv, Inc. *	1,200	40
Google, Inc., Class A *	1,400	503
Intuit, Inc. *	2,654	67
MasterCard, Inc., Class A	500	74
Microsoft Corp.	58,390	1,304
Novell, Inc. *	2,200	10
Oracle Corp. *	25,721	471
Paychex, Inc.	2,475	71
Salesforce.com, Inc. *	527	16
Symantec Corp. *	5,018	63
Total System Services, Inc.	1,300	18
Unisys Corp. *	2,100	3
VeriSign, Inc. *	1,600	34
Western Union Co.	5,704	87
Yahoo!, Inc. *	7,500	96

		3,578

Technology Hardware & Equipment 1.1%
Agilent Technologies, Inc. *	2,917	65
Amphenol Corp., Class A	1,200	34
Apple, Inc. *	5,430	584
Ciena Corp. *	300	3
Cisco Systems, Inc. *	42,100	748
Corning, Inc.	9,550	103
Dell, Inc. *	16,500	201
EMC Corp. *	15,562	183
Harris Corp.	900	32
Hewlett-Packard Co.	18,324	701
International Business Machines Corp.	10,200	948
Jabil Circuit, Inc.	441	4
JDS Uniphase Corp. *	1,058	6
Juniper Networks, Inc. *	3,000	56
Lexmark International, Inc., Class A *	800	21
Molex, Inc.	250	4
Motorola, Inc.	16,150	87
NetApp, Inc. *	2,800	38
QLogic Corp. *	1,170	14
QUALCOMM, Inc.	10,760	412
SanDisk Corp. *	1,200	11
Sun Microsystems, Inc. *	6,275	29
Tellabs, Inc. *	2,700	11
Teradata Corp. *	1,200	19
Tyco Electronics Ltd.	3,237	63
Xerox Corp.	7,000	56

		4,433

Telecommunication Services 0.5%
American Tower Corp., Class A *	2,800	90
AT&T, Inc.	41,406	1,108
CenturyTel, Inc.	900	23
Embarq Corp.	943	28
Frontier Communications Corp.	1,732	13
Qwest Communications International, Inc.	11,922	34
Sprint Nextel Corp.	18,876	59
Verizon Communications, Inc.	19,036	565
Windstream Corp.	2,595	20

		1,940

Transportation 0.4%
Burlington Northern Santa Fe Corp.	2,500	223
C.H. Robinson Worldwide, Inc.	1,500	78
CSX Corp.	3,000	137
Expeditors International of Washington, Inc.	1,400	46
FedEx Corp.	2,160	141
Norfolk Southern Corp.	2,500	150
Ryder System, Inc.	400	16
Southwest Airlines Co.	5,137	60
Union Pacific Corp.	3,400	227
United Parcel Service, Inc., Class B	6,785	358

		1,436

Utilities 0.5%
Allegheny Energy, Inc.	720	22
Ameren Corp.	1,200	39
American Electric Power Co., Inc.	2,880	94
CenterPoint Energy, Inc.	1,924	22
CMS Energy Corp.	700	7
Consolidated Edison, Inc.	1,500	65
Constellation Energy Group, Inc.	1,000	24
Dominion Resources, Inc.	3,674	133
DTE Energy Co.	1,000	35
Duke Energy Corp.	7,512	123
Dynegy, Inc., Class A *	2,100	8

See financial notes 35

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	2,200	78
Entergy Corp.	1,500	117
Exelon Corp.	4,324	235
FirstEnergy Corp.	2,030	106
FPL Group, Inc.	2,600	123
Integrys Energy Group, Inc.	165	8
Nicor, Inc.	300	14
NiSource, Inc.	1,651	21
Pepco Holdings, Inc.	1,300	27
PG&E Corp.	2,700	99
Pinnacle West Capital Corp.	600	19
PPL Corp.	2,000	66
Progress Energy, Inc.	1,593	63
Public Service Enterprise Group, Inc.	3,000	84
Questar Corp.	800	28
Sempra Energy	1,360	58
Southern Co.	4,500	154
TECO Energy, Inc.	900	10
The AES Corp. *	4,900	39
Wisconsin Energy Corp.	800	35
Xcel Energy, Inc.	2,585	45

		2,001

Total Common Stock (Cost $46,398)		57,908

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	1,988	30

Total Foreign Common Stock (Cost $50)		30

Other Investment Companies 84.4% of net assets
Schwab Institutional Select S&P 500 Fund (a)	8,600,045	66,995
Schwab International Index Fund, Select Shares (a)	4,194,205	58,509
Schwab Small-Cap Index Fund, Select Shares (a)	4,455,891	61,714
Schwab Total Bond Market Fund (a)	16,524,628	141,781
Schwab Value Advantage Money Fund, Institutional Shares (a)	12,712,885	12,713

Total Other Investment Companies (Cost $375,659)		341,712

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.8% of net assets

Commercial Paper & Other Obligations 1.8%
Citibank, London Time Deposit
0.56%, 11/03/08	7,190	7,190

Total Short-Term Investment (Cost $7,190)		7,190

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $433,603 and the unrealized appreciation and depreciation were $26,329 and ($53,092), respectively, with net unrealized depreciation of ($26,763).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $375,707)		$341,844
Investments in unaffiliated issuers, at value (cost $53,590)	+	64,996

Total investments, at value (cost $429,297)		406,840
Receivables:
Investments sold		3
Dividends		781
Fund shares sold		295
Prepaid expenses	+	3

Total assets		407,922

Liabilities
Payables:
Investments bought		718
Transfer agent and shareholder services fees		8
Investment adviser and administrator fees		6
Fund shares redeemed		2,141
Accrued expenses	+	50

Total liabilities		2,923

Net Assets
Total assets		407,922
Total liabilities	−	2,923

Net assets		$404,999
Net Assets by Source
Capital received from investors		417,075
Net investment income not yet distributed		6,950
Net realized capital gains		3,431
Net unrealized capital losses		(22,457)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$404,999		31,788		$12.74

See financial notes 37

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$14,282
Dividends received from unaffiliated issuers		1,725
Interest	+	357

Total investment income		16,364

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(5,285)
Realized capital gains distributions received from affiliated underlying funds		12,769
Net realized losses on unaffiliated investments	+	(897)

Net realized gains		6,587

Net Unrealized Gains and Losses
Net unrealized losses on unaffiliated investments		(33,140)
Net unrealized losses on affiliated underlying funds and stocks	+	(140,958)

Net unrealized losses		(174,098)

Expenses
Investment adviser and administrator fees		2,326
Transfer agent and shareholder service fees		1,333
Shareholder reports		56
Professional fees		39
Portfolio accounting fees		35
Registration fees		25
Custodian fees		15
Trustees’ fees		11
Other expenses	+	23

Total expenses		3,863
Expense reduction by adviser and Schwab	−	1,197

Net expenses		2,666

Increase (Decrease) in Net Assets from Operations
Total investment income		16,364
Net expenses	−	2,666

Net investment income		13,698
Net realized gains		6,587
Net unrealized losses	+	(174,098)

Decrease in net assets from operations		($153,813)

38 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$13,698	$15,102
Net realized gains		6,587	11,342
Net unrealized gains (losses)	+	(174,098)	34,877

Increase (Decrease) in net assets from operations		(153,813)	61,321

Distributions to Shareholders
Distributions from net investment income		15,748	15,639
Distributions from net realized gains	+	9,065	9,027

Total distributions		$24,813	$24,666

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Total shares sold		5,213	$83,413	6,844	$118,314
Total shares reinvested		1,408	23,635	1,416	23,639
Total shares redeemed	+	(7,834)	(121,760)	(6,605)	(114,366)

Net transactions in fund shares		(1,213)	($14,712)	1,655	$27,587

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,001	$598,337	31,346	$534,095
Total increase or decrease	+	(1,213)	(193,338)	1,655	64,242

End of period		31,788	$404,999	33,001	$598,337

Net investment income not yet distributed			$6,950		$8,725

See financial notes 39

Schwab MarketTrack Conservative Portfoliotm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	14.90	14.33	13.42	13.09	12.53

Income (loss) from investment operations:
Net investment income (loss)	0.43	0.49	0.42	0.36	0.34
Net realized and unrealized gains (losses)	(3.40)	0.78	0.92	0.32	0.57

Total from investment operations	(2.97)	1.27	1.34	0.68	0.91
Less distributions:
Distributions from net investment income	(0.46)	(0.51)	(0.42)	(0.35)	(0.35)
Distributions from net realized gains	(0.13)	(0.19)	(0.01)	—	—

Total distributions	(0.59)	(0.70)	(0.43)	(0.35)	(0.35)

Net asset value at end of period	11.34	14.90	14.33	13.42	13.09

Total return (%)	(20.59)	9.12	10.13	5.24	7.38

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.74	0.73	0.74	0.75	0.75
Net investment income (loss)	3.12	3.37	3.12	2.67	2.70
Portfolio turnover rate	16	4	11	9	10
Net assets, end of period ($ x 1,000,000)	182	252	232	300	290

	11/01/07-	11/01/06-	4/06/06[2]-
P Shares	10/31/08	10/31/07	10/31/06

Per—Share Data ($)

Net asset value at beginning of period	14.87	14.32	13.93

Income (loss) from investment operations:
Net investment income (loss)	0.42	0.51	0.23
Net realized and unrealized gains (losses)	(3.36)	0.78	0.35

Total from investment operations	(2.94)	1.29	0.58
Less distributions:
Distributions from net investment income	(0.50)	(0.55)	(0.19)
Distributions from net realized gains	(0.13)	(0.19)	—

Total distributions	(0.63)	(0.74)	(0.19)

Net asset value at end of period	11.30	14.87	14.32

Total return (%)	(20.47)	9.32	4.22	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.35	0.35	0.35	[4]
Gross operating expenses[1]	0.59	0.58	0.60	[4]
Net investment income (loss)	3.20	3.48	2.81	[4]
Portfolio turnover rate	16	4	11	[3]
Net assets, end of period ($ x 1,000,000)	86	99	79
1 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

40 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

5.1%		Common Stock	12,019	13,652
0.0%		Foreign Common Stock	12	7
94.5%		Other Investment Companies	279,188	253,489
0.5%		Short-Term Investment	1,471	1,471

100.1%		Total Investments	292,690	268,619
(0	.1)%	Other Assets and Liabilities, Net		(249)

100.0%		Total Net Assets		268,370

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 5.1% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	2,921	6
General Motors Corp.	825	5
Harley-Davidson, Inc.	500	12
Johnson Controls, Inc.	900	16
The Goodyear Tire & Rubber Co. *	300	3

		42

Banks 0.2%
BB&T Corp.	850	31
Comerica, Inc.	300	8
Fifth Third Bancorp	867	9
First Horizon National Corp.	206	2
Hudson City Bancorp, Inc.	500	9
Huntington Bancshares, Inc.	423	4
KeyCorp	700	9
M&T Bank Corp.	199	16
Marshall & Ilsley Corp.	322	6
National City Corp.	950	3
PNC Financial Services Group, Inc.	400	27
Regions Financial Corp.	1,148	13
Sovereign Bancorp, Inc.	420	1
SunTrust Banks, Inc.	500	20
U.S. Bancorp	2,922	87
Wells Fargo & Co.	5,120	174
Zions Bancorp	100	4

		423

Capital Goods 0.4%
3M Co.	1,200	77
Caterpillar, Inc.	1,100	42
Cooper Industries Ltd., Class A	300	9
Cummins, Inc.	400	10
Danaher Corp.	500	30
Deere & Co.	800	31
Dover Corp.	300	10
Eaton Corp.	200	9
Emerson Electric Co.	1,300	43
Fastenal Co.	150	6
Flowserve Corp.	100	6
Fluor Corp.	200	8
General Dynamics Corp.	600	36
General Electric Co.	16,890	330
Goodrich Corp.	200	7
Honeywell International, Inc.	1,275	39
Illinois Tool Works, Inc.	700	23
Ingersoll-Rand Co., Ltd., Class A	569	10
ITT Corp.	300	13
Jacobs Engineering Group, Inc. *	200	7
L-3 Communications Holdings, Inc.	200	16
Lockheed Martin Corp.	700	60
Masco Corp.	700	7
Northrop Grumman Corp.	514	24
PACCAR, Inc.	675	20
Pall Corp.	200	5
Parker Hannifin Corp.	225	9
Precision Castparts Corp.	200	13
Raytheon Co.	600	31
Rockwell Automation, Inc.	300	8
Rockwell Collins, Inc.	300	11
Terex Corp. *	100	2
Textron, Inc.	400	7
The Boeing Co.	1,246	65
The Manitowoc Co., Inc.	200	2
Tyco International Ltd.	753	19
United Technologies Corp.	1,600	88
W.W. Grainger, Inc.	100	8

		1,141

Commercial & Professional Supplies 0.0%
Allied Waste Industries, Inc. *	500	5
Avery Dennison Corp.	200	7
Cintas	260	6
Equifax, Inc.	200	5
Monster Worldwide, Inc. *	191	3
Pitney Bowes, Inc.	400	10
R.R. Donnelley & Sons Co.	300	5
Robert Half International, Inc.	300	6
Waste Management, Inc.	907	28

		75

Consumer Durables & Apparel 0.1%
Centex Corp.	200	2
Coach, Inc. *	600	12
D.R. Horton, Inc.	420	3
Eastman Kodak Co.	500	5
Fortune Brands, Inc.	200	8

See financial notes 41

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Harman International Industries, Inc.	100	2
Hasbro, Inc.	325	9
Jones Apparel Group, Inc.	200	2
KB HOME	200	3
Leggett & Platt, Inc.	300	5
Lennar Corp., Class A	200	2
Liz Claiborne, Inc.	200	2
Mattel, Inc.	650	10
Newell Rubbermaid, Inc.	436	6
NIKE, Inc., Class B	600	35
Polo Ralph Lauren Corp.	100	5
Pulte Homes, Inc.	400	4
Snap-on, Inc.	100	4
The Black & Decker Corp.	100	5
The Stanley Works	100	3
VF Corp.	200	11
Whirlpool Corp.	111	5

		143

Consumer Services 0.1%
Apollo Group, Inc., Class A *	250	17
Carnival Corp.	820	21
Darden Restaurants, Inc.	300	7
H&R Block, Inc.	600	12
International Game Technology	556	8
Marriott International, Inc., Class A	600	12
McDonald’s Corp.	2,000	116
Starbucks Corp. *	1,120	15
Starwood Hotels & Resorts Worldwide, Inc.	300	7
Wyndham Worldwide Corp.	291	2
Yum! Brands, Inc.	960	28

		245

Diversified Financials 0.4%
American Capital Ltd.	150	2
American Express Co.	1,820	50
Ameriprise Financial, Inc.	364	8
Bank of America Corp.	7,287	176
Bank of New York Mellon Corp.	1,832	60
Capital One Financial Corp.	450	18
CIT Group, Inc.	300	1
Citigroup, Inc.	7,782	106
CME Group, Inc.	54	15
Discover Financial Services	815	10
E *TRADE Financial Corp. *	600	1
Federated Investors, Inc., Class B	200	5
Franklin Resources, Inc.	200	14
IntercontinentalExchange, Inc. *	100	9
Janus Capital Group, Inc.	400	5
JPMorgan Chase & Co.	5,952	245
Legg Mason, Inc.	190	4
Leucadia National Corp.	300	8
Merrill Lynch & Co., Inc.	1,500	28
Moody’s Corp.	400	10
Morgan Stanley	1,630	28
Northern Trust Corp.	300	17
NYSE Euronext	400	12
SLM Corp. *	650	7
State Street Corp.	500	22
T. Rowe Price Group, Inc.	400	16
The Charles Schwab Corp. (a)	2,125	41
The Goldman Sachs Group, Inc.	628	58
The Nasdaq OMX Group, Inc. *	200	6

		982

Energy 0.7%
Anadarko Petroleum Corp.	734	26
Apache Corp.	462	38
Baker Hughes, Inc.	470	16
BJ Services Co.	400	5
Cabot Oil & Gas Corp.	200	6
Cameron International Corp. *	300	7
Chesapeake Energy Corp.	500	11
Chevron Corp.	3,520	263
ConocoPhillips	2,596	135
CONSOL Energy, Inc.	300	9
Devon Energy Corp.	700	57
El Paso Corp.	769	7
ENSCO International, Inc.	200	8
EOG Resources, Inc.	360	29
Exxon Mobil Corp.	8,918	661
Halliburton Co.	1,428	28
Hess Corp.	300	18
Marathon Oil Corp.	1,046	30
Massey Energy Co.	100	2
Murphy Oil Corp.	300	15
Nabors Industries Ltd. *	400	6
National-Oilwell Varco, Inc. *	540	16
Noble Corp.	400	13
Noble Energy	300	15
Occidental Petroleum Corp.	1,200	67
Peabody Energy Corp.	400	14
Pioneer Natural Resources Co.	200	6
Range Resources Corp.	200	8
Rowan Cos., Inc.	100	2
Schlumberger Ltd.	1,800	93
Smith International, Inc.	300	10
Southwestern Energy Co. *	1,000	36
Spectra Energy Corp.	938	18
Sunoco, Inc.	200	6
Tesoro Corp.	200	2
The Williams Cos., Inc.	700	15
Transocean, Inc. *	435	36
Valero Energy Corp.	1,000	21
Weatherford International Ltd. *	880	15
XTO Energy, Inc.	666	24

		1,794

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	700	40
CVS Caremark Corp.	2,170	66
Safeway, Inc.	650	14
SUPERVALU, Inc.	318	4
Sysco Corp.	1,000	26
The Kroger Co.	1,200	33
Wal-Mart Stores, Inc.	3,900	218
Walgreen Co.	1,600	41
Whole Foods Market, Inc.	100	1

		443

42 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.3%
Altria Group, Inc.	3,220	62
Anheuser-Busch Cos., Inc.	1,200	75
Archer-Daniels-Midland Co.	1,014	21
Brown-Forman Corp., Class B	188	9
Campbell Soup Co.	300	11
Coca-Cola Enterprises, Inc.	700	7
ConAgra Foods, Inc.	800	14
Constellation Brands, Inc., Class A *	300	4
Dean Foods Co. *	200	4
Dr. Pepper Snapple Group, Inc. *	200	5
General Mills, Inc.	582	39
H.J. Heinz Co.	600	26
Kellogg Co.	400	20
Kraft Foods, Inc., Class A	2,228	65
Lorillard, Inc.	340	22
McCormick & Co., Inc.	200	7
Molson Coors Brewing Co., Class B	100	4
PepsiCo, Inc.	2,560	146
Philip Morris International, Inc.	3,220	140
Reynolds American, Inc.	274	13
Sara Lee Corp.	1,200	13
The Coca-Cola Co.	3,220	142
The Hershey Co.	400	15
The Pepsi Bottling Group, Inc.	350	8
Tyson Foods, Inc., Class A	400	4
UST, Inc.	300	20

		896

Health Care Equipment & Services 0.2%
Aetna, Inc.	888	22
AmerisourceBergen Corp.	400	13
Baxter International, Inc.	900	54
Becton, Dickinson & Co.	400	28
Boston Scientific Corp. *	2,107	19
C.R. Bard, Inc.	200	18
Cardinal Health, Inc.	650	25
CIGNA Corp.	600	10
Coventry Health Care, Inc. *	300	4
Covidien Ltd.	753	33
Express Scripts, Inc. *	400	24
Hospira, Inc. *	240	7
Humana, Inc. *	200	6
IMS Health, Inc.	350	5
Intuitive Surgical, Inc. *	100	17
Laboratory Corp. of America Holdings *	200	12
McKesson Corp.	422	16
Medco Health Solutions, Inc. *	844	32
Medtronic, Inc.	1,800	73
Patterson Cos., Inc. *	200	5
Quest Diagnostics, Inc.	278	13
St. Jude Medical, Inc. *	500	19
Stryker Corp.	602	32
Tenet Healthcare Corp. *	750	3
UnitedHealth Group, Inc.	2,000	47
Varian Medical Systems, Inc. *	200	9
WellPoint, Inc. *	900	35
Zimmer Holdings, Inc. *	350	16

		597

Household & Personal Products 0.2%
Avon Products, Inc.	700	18
Colgate-Palmolive Co.	800	50
Kimberly-Clark Corp.	756	46
The Clorox Co.	300	18
The Estee Lauder Cos., Inc., Class A	100	4
The Procter & Gamble Co.	5,062	327

		463

Insurance 0.1%
Aflac, Inc.	800	35
American International Group, Inc.	3,979	8
Aon Corp.	475	20
Assurant, Inc.	200	5
Cincinnati Financial Corp.	330	9
Genworth Financial, Inc., Class A	300	2
Lincoln National Corp.	501	9
Loews Corp.	413	14
Marsh & McLennan Cos., Inc.	800	24
MBIA, Inc.	200	2
MetLife, Inc.	1,178	39
Principal Financial Group, Inc.	550	10
Prudential Financial, Inc.	800	24
The Allstate Corp.	1,100	29
The Chubb Corp.	600	31
The Hartford Financial Services Group, Inc.	425	4
The Progressive Corp.	1,400	20
The Travelers Cos., Inc.	1,006	43
Torchmark Corp.	200	8
Unum Group	346	5
XL Capital Ltd., Class A	200	2

		343

Materials 0.1%
Air Products & Chemicals, Inc.	300	18
AK Steel Holding Corp.	150	2
Alcoa, Inc.	1,312	15
Allegheny Technologies, Inc.	146	4
Ashland, Inc.	100	2
Ball Corp.	200	7
Bemis Co., Inc.	200	5
CF Industries Holdings, Inc.	100	6
E.I. du Pont de Nemours & Co.	1,525	49
Eastman Chemical Co.	100	4
Ecolab, Inc.	400	15
Freeport-McMoRan Copper & Gold, Inc.	480	14
Hercules, Inc.	200	3
International Flavors & Fragrances, Inc.	200	6
International Paper Co.	739	13
MeadWestvaco Corp.	294	4
Monsanto Co.	664	59
Newmont Mining Corp.	643	17
Nucor Corp.	400	16

See financial notes 43

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pactiv Corp. *	300	7
PPG Industries, Inc.	250	12
Praxair, Inc.	500	33
Rohm & Haas Co.	273	19
Sealed Air Corp.	306	5
Sigma-Aldrich Corp.	200	9
The Dow Chemical Co.	1,372	37
Titanium Metals Corp.	100	1
United States Steel Corp.	100	4
Vulcan Materials Co.	200	11
Weyerhaeuser Co.	350	13

		410

Media 0.1%
CBS Corp., Class B	1,330	13
Comcast Corp., Class A	4,894	77
Gannett Co., Inc.	400	4
Meredith Corp.	100	2
News Corp., Class A	3,880	41
Omnicom Group, Inc.	600	18
Scripps Networks Interactive, Class A	100	3
The DIRECTV Group, Inc. *	1,200	26
The Interpublic Group of Cos., Inc. *	600	3
The McGraw-Hill Cos., Inc.	600	16
The New York Times Co., Class A	200	2
The Walt Disney Co.	3,077	80
The Washington Post Co., Class B	4	2
Time Warner, Inc.	6,380	64
Viacom, Inc., Class B *	1,330	27

		378

Pharmaceuticals & Biotechnology 0.5%
Abbott Laboratories	2,400	132
Allergan, Inc.	400	16
Amgen, Inc. *	1,952	117
Applied Biosystems, Inc.	300	9
Barr Pharmaceuticals, Inc. *	200	13
Biogen Idec, Inc. *	480	20
Bristol-Myers Squibb Co.	3,000	62
Celgene Corp. *	300	19
Eli Lilly & Co.	1,725	58
Forest Laboratories, Inc. *	550	13
Genzyme Corp. *	325	24
Gilead Sciences, Inc. *	1,300	60
Johnson & Johnson	4,622	284
King Pharmaceuticals, Inc. *	366	3
Merck & Co., Inc.	3,400	105
Millipore Corp. *	100	5
Mylan, Inc. *	400	4
PerkinElmer, Inc.	200	4
Pfizer, Inc.	11,557	205
Schering-Plough Corp.	2,300	33
Thermo Fisher Scientific, Inc. *	526	21
Waters Corp. *	200	9
Watson Pharmaceuticals, Inc. *	200	5
Wyeth	2,000	64

		1,285

Real Estate 0.0%
Apartment Investment & Management Co., Class A	110	2
AvalonBay Communities, Inc.	100	7
Boston Properties, Inc.	130	9
CB Richard Ellis Group, Inc., Class A *	200	2
Developers Diversified Realty Corp.	100	1
Equity Residential	400	14
General Growth Properties, Inc.	400	2
HCP, Inc.	300	9
Host Hotels & Resorts, Inc.	800	8
Kimco Realty Corp.	168	4
Plum Creek Timber Co., Inc.	300	11
ProLogis	300	4
Public Storage	100	8
Simon Property Group, Inc.	300	20
Vornado Realty Trust	200	14

		115

Retailing 0.2%
Abercrombie & Fitch Co., Class A	100	3
Amazon.com, Inc. *	300	17
AutoNation, Inc. *	500	3
AutoZone, Inc. *	150	19
Bed, Bath & Beyond, Inc. *	400	10
Best Buy Co., Inc.	675	18
Big Lots, Inc. *	200	5
Dillard’s, Inc., Class A	200	1
Expedia, Inc. *	300	3
Family Dollar Stores, Inc.	300	8
GameStop Corp., Class A *	300	8
Genuine Parts Co.	250	10
J.C. Penney Co., Inc.	400	10
Kohl’s Corp. *	500	18
Limited Brands, Inc.	739	9
Lowe’s Cos., Inc.	2,400	52
Macy’s, Inc.	910	11
Nordstrom, Inc.	400	7
Office Depot, Inc. *	600	2
RadioShack Corp.	300	4
Sears Holdings Corp. *	154	9
Staples, Inc.	1,125	22
Target Corp.	1,400	56
The Gap, Inc.	1,362	18
The Home Depot, Inc.	2,655	63
The Sherwin-Williams Co.	200	11
The TJX Cos., Inc.	800	21
Tiffany & Co.	250	7

		425

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc. *	560	2
Altera Corp.	510	9
Analog Devices, Inc.	600	13
Applied Materials, Inc.	2,600	34
Broadcom Corp., Class A *	738	13
Intel Corp.	9,100	146
KLA-Tencor Corp.	300	7

44 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Linear Technology Corp.	500	11
LSI Corp. *	500	2
MEMC Electronic Materials, Inc. *	300	5
Microchip Technology, Inc.	300	7
Micron Technology, Inc. *	900	4
National Semiconductor Corp.	600	8
Novellus Systems, Inc. *	250	4
NVIDIA Corp. *	600	5
Teradyne, Inc. *	300	2
Texas Instruments, Inc.	2,400	47
Xilinx, Inc.	500	9

		328

Software & Services 0.3%
Adobe Systems, Inc. *	800	21
Affiliated Computer Services, Inc., Class A *	203	8
Akamai Technologies, Inc. *	300	4
Autodesk, Inc. *	400	9
Automatic Data Processing, Inc.	900	31
BMC Software, Inc. *	400	10
CA, Inc.	850	15
Citrix Systems, Inc. *	300	8
Cognizant Technology Solutions Corp., Class A *	400	8
Computer Sciences Corp. *	258	8
Compuware Corp. *	600	4
Convergys Corp. *	174	1
eBay, Inc. *	1,708	26
Electronic Arts, Inc. *	424	10
Fidelity National Information Services, Inc.	250	4
Fiserv, Inc. *	300	10
Google, Inc., Class A *	300	108
Intuit, Inc. *	626	16
MasterCard, Inc., Class A	100	15
Microsoft Corp.	13,620	304
Novell, Inc. *	500	2
Oracle Corp. *	5,988	110
Paychex, Inc.	525	15
Salesforce.com, Inc. *	151	5
Symantec Corp. *	1,678	21
Total System Services, Inc.	300	4
Unisys Corp. *	500	1
VeriSign, Inc. *	300	6
Western Union Co.	1,392	21
Yahoo!, Inc. *	2,000	26

		831

Technology Hardware & Equipment 0.4%
Agilent Technologies, Inc. *	710	16
Amphenol Corp., Class A	300	9
Apple, Inc. *	1,200	129
Ciena Corp. *	71	1
Cisco Systems, Inc. *	9,930	176
Corning, Inc.	2,250	24
Dell, Inc. *	3,850	47
EMC Corp. *	3,650	43
Harris Corp.	200	7
Hewlett-Packard Co.	4,703	180
International Business Machines Corp.	2,500	232
Jabil Circuit, Inc.	322	3
JDS Uniphase Corp. *	251	1
Juniper Networks, Inc. *	600	11
Lexmark International, Inc., Class A *	200	5
Molex, Inc.	250	4
Motorola, Inc.	3,666	20
NetApp, Inc. *	500	7
QLogic Corp. *	276	3
QUALCOMM, Inc.	2,400	92
SanDisk Corp. *	285	2
Sun Microsystems, Inc. *	1,250	6
Tellabs, Inc. *	600	2
Teradata Corp. *	400	6
Tyco Electronics Ltd.	753	15
Xerox Corp.	1,200	10

		1,051

Telecommunication Services 0.2%
American Tower Corp., Class A *	600	19
AT&T, Inc.	9,588	257
CenturyTel, Inc.	250	6
Embarq Corp.	222	7
Frontier Communications Corp.	410	3
Qwest Communications International, Inc.	2,524	7
Sprint Nextel Corp.	4,454	14
Verizon Communications, Inc.	4,188	124
Windstream Corp.	516	4

		441

Transportation 0.1%
Burlington Northern Santa Fe Corp.	600	54
C.H. Robinson Worldwide, Inc.	200	10
CSX Corp.	600	28
Expeditors International of Washington, Inc.	300	10
FedEx Corp.	460	30
Norfolk Southern Corp.	600	36
Ryder System, Inc.	100	4
Southwest Airlines Co.	1,218	14
Union Pacific Corp.	800	53
United Parcel Service, Inc., Class B	1,712	90

		329

Utilities 0.2%
Allegheny Energy, Inc.	170	5
Ameren Corp.	300	10
American Electric Power Co., Inc.	580	19
CenterPoint Energy, Inc.	474	5
CMS Energy Corp.	200	2
Consolidated Edison, Inc.	300	13
Constellation Energy Group, Inc.	200	5
Dominion Resources, Inc.	870	32
DTE Energy Co.	200	7
Duke Energy Corp.	1,876	31
Dynegy, Inc., Class A *	500	2

See financial notes 45

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	500	18
Entergy Corp.	350	27
Exelon Corp.	1,024	55
FirstEnergy Corp.	533	28
FPL Group, Inc.	600	28
Integrys Energy Group, Inc.	82	4
Nicor, Inc.	100	5
NiSource, Inc.	376	5
Pepco Holdings, Inc.	300	6
PG&E Corp.	600	22
Pinnacle West Capital Corp.	100	3
PPL Corp.	600	20
Progress Energy, Inc.	354	14
Public Service Enterprise Group, Inc.	800	22
Questar Corp.	200	7
Sempra Energy	297	13
Southern Co.	1,100	38
TECO Energy, Inc.	200	2
The AES Corp. *	800	6
Wisconsin Energy Corp.	200	9
Xcel Energy, Inc.	510	9

		472

Total Common Stock (Cost $12,019)		13,652

Foreign Common Stock 0.0% of net assets

Bermuda 0.0%
Invesco Ltd.	459	7

Total Common Stock (Cost $12)		7

Other Investment Companies 94.5% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,973,844	15,376
Schwab International Index Fund, Select Shares (a)	1,861,475	25,968
Schwab S&P 500 Index Fund, Select Shares (a)	1,785,442	27,281
Schwab Small-Cap Index Fund, Select Shares (a)	1,958,569	27,126
Schwab Total Bond Market Fund (a)	17,173,417	147,348
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,389,731	10,390

Total Other Investment Companies (Cost $279,188)		253,489

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets

Commercial Paper & Other Obligations 0.5%
Citibank, London Time Deposit
0.56%, 11/03/08	1,471	1,471

Total Short-Term Investment (Cost $1,471)		1,471

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $294,663 and the unrealized appreciation and depreciation were $7,303 and ($33,347), respectively, with net unrealized depreciation of ($26,044).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of October 31,2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $279,208)		$253,530
Investments in unaffiliated issuers, at value (cost $13,482)	+	15,089

Total investments, at value (cost $292,690)		268,619
Receivables:
Investments sold		1
Dividends		733
Fund shares sold		25
Prepaid expenses	+	2

Total assets		269,380

Liabilities
Payables:
Investments bought		711
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		4
Fund shares redeemed		254
Accrued expenses	+	37

Total liabilities		1,010

Net Assets
Total assets		269,380
Total liabilities	−	1,010

Net assets		$268,370
Net Assets by Source
Capital received from investors		291,595
Net investment income not yet distributed		655
Net realized capital gains		191
Net unrealized capital losses		(24,071)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$182,402		16,090		$11.34
P Shares	$85,968		7,608		$11.30

See financial notes 47

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$11,547
Dividends received from unaffiliated issuers		407
Interest	+	195

Total investment income		12,149

Net Realized Gains and Losses
Realized capital gains distributions received from affiliated underlying funds		5,116
Net realized losses on sales of affiliated underlying funds		(3,003)
Net realized losses on unaffiliated investments	+	(214)

Net realized gains		1,899

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(77,680)
Net unrealized losses on unaffiliated investments	+	(7,757)

Net unrealized losses		(85,437)

Expenses
Investment adviser and administrator fees		1,485
Transfer agent and shareholder service fees
Investor Shares		582
P Shares		104
Professional fees		40
Portfolio accounting fees		32
Shareholder reports		22
Registration fees		20
Custodian fees		11
Trustees’ fees		10
Other expenses	+	20

Total expenses		2,326
Expense reduction by adviser and Schwab	−	796

Net expenses		1,530

Increase (Decrease) in Net Assets from Operations
Total investment income		12,149
Net expenses	−	1,530

Net investment income		10,619
Net realized gains		1,899
Net unrealized losses	+	(85,437)

Decrease in net assets from operations		($72,919)

48 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$10,619	$11,448
Net realized gains		1,899	4,036
Net unrealized gains (losses)	+	(85,437)	13,864

Increase (Decrease) in net assets from operations		(72,919)	29,348

Distributions to Shareholders
Distributions from net investment income
Investor Shares		7,893	8,300
P Shares	+	3,905	3,503

Total distributions from net investment income		11,798	11,803

Distributions from net realized gains
Investor Shares		2,228	3,111
P Shares	+	1,018	1,178

Total distributions from net realized gains		3,246	4,289

Total distributions		$15,044	$16,092

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,003	$41,069	3,285	$47,630
P Shares	+	2,204	31,328	2,101	30,335

Total shares sold		5,207	$72,397	5,386	$77,965

Shares Reinvested
Investor Shares		689	$9,481	745	$10,688
P Shares	+	358	4,923	327	4,681

Total shares reinvested		1,047	$14,404	1,072	$15,369

Shares Redeemed
Investor Shares		(4,522)	($59,815)	(3,277)	($47,566)
P Shares	+	(1,596)	(21,433)	(1,313)	(19,043)

Total shares redeemed		(6,118)	($81,248)	(4,590)	($66,609)

Net transactions in fund shares		136	$5,553	1,868	$26,725

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,562	$350,780	21,694	$310,799
Total increase or decrease	+	136	(82,410)	1,868	39,981

End of period		23,698	$268,370	23,562	$350,780

Net investment income not yet distributed			$655		$1,719

See financial notes 49

 Schwab MarketTrack Portfolios

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund

Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

The Schwab MarketTrack Portfolios are primarily “fund of funds” as they invest a major portion of their assets in a combination of other Schwab Funds (underlying funds) to achieve their investment objectives and maintain their asset allocation. In addition, the portfolios may purchase individual securities to achieve their investment objectives. Each portfolio bears its share of the allocable expenses of the underlying funds in which they invest. Such expenses are reflected in the NAV.

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a fund or share class as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

50

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary pricing source is not able or willing to provide a price, or for certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Underlying mutual funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

 51

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the MarketTrack Conservative Portfolio, which makes distributions quarterly.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(j) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3.	Risk factors:
Investing in the funds may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

52

 Schwab MarketTrack Portfolios

Financial Notes (continued)

3. Risk factors (continued):

The values of, and income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and setting portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser, is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
P Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	0.35%

* P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.

 53

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2008, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Schwab Equity Index Funds:
S&P 500 Index Fund	—	—	—	0.5%
Small-Cap Index Fund	10.1%	10.3%	5.7%	2.5%
International Index Fund	10.6%	8.9%	5.0%	2.2%
Schwab Bond Funds:
Total Bond Market Fund	—	7.8%	13.6%	14.1%
Schwab Institutional Select Funds:
Institutional Select S&P 500 Index	7.9%	5.7%	2.8%	0.6%
Schwab Money Funds:
Value Advantage Money Fund	—	0.1%	— **	— **

** Less than 0.05%

As of October 31, 2008, the share owned by the Schwab Charitable Giving Trust as a percentage of the total shares of MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio are 17.2% and 32.1%, respectively.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2008, there were no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity by any funds during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

54

 Schwab MarketTrack Portfolios

Financial Notes (continued)

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

MarketTrack All Equity Portfolio	$117,044	$57,700
MarketTrack Growth Portfolio	102,516	70,033
MarketTrack Balanced Portfolio	87,612	89,161
MarketTrack Conservative Portfolio	63,469	52,086

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(11/01/06-10/31/07)

MarketTrack All Equity Portfolio	$62	$32
MarketTrack Growth Portfolio	18	25
MarketTrack Balance Portfolio	14	17
MarketTrack Conservative Portfolio	14	6

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis are as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$31 *	$4,215	$6,946	$655
Undistributed long-term capital gains	23,827 *	17,649	7,741	2,163
Unrealized appreciation	—	37,704	26,329	7,303
Unrealized depreciation	(112,758)	(82,635)	(53,092)	(33,347)
Other unrealized appreciation/(depreciation)	—	—	—	—
Net unrealized appreciation/(depreciation)	($112,758)	($44,931)	($26,763)	($26,044)

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Real Estate Investment Trusts (REIT) and the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the funds had no capital loss carry forwards.

 55

 Schwab MarketTrack Portfolios

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Current period distributions
Ordinary income	$9,825	$17,000	$15,943	$12,042
Long-term capital gains	312	15,235	8,870	3,002
Return of Capital	—	—	—	—
Prior period distributions
Ordinary income	10,511	17,601	15,698	11,803
Long-term capital gains	5	6,527	8,968	4,289
Return of Capital	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Capital Shares	$—	$—	$—	$1
Undistributed net investment income	591	517	275	115
Net realized capital gains and losses	(591)	(517)	(275)	(116)

*	Tax information for MarketTrack All Equity Portfolio is as of December 31, 2007.

As of October 31, 2008, management has reviewed the tax positions for open tax periods, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

 57

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

MarketTrack All Equity Portfolio*	81.42
MarketTrack Growth Portfolio	46.59
MarketTrack Balanced Portfolio	26.09
MarketTrack Conservative Portfolio	16.63

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

MarketTrack All Equity Portfolio*	$8,000
MarketTrack Growth Portfolio	17,001
MarketTrack Balanced Portfolio	15,943
MarketTrack Conservative Portfolio	12,042

* Tax information for MarketTrack All Equity Portfolio is as of December 31, 2007.

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

MarketTrack All Equity Portfolio	$—
MarketTrack Growth Portfolio	15,235
MarketTrack Balanced Portfolio	8,870
MarketTrack Conservative Portfolio	3,002

58

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of

 59

this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 61

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

62

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 63

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

64

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13813-11

Annual report dated October 31, 2008 enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

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at www.schwab.com/edelivery.

This wrapper is not part of the shareholder reports.

Schwab MarketTrack Portfolios

A fast, easy way to a diversified portfolio of index funds
Give your portfolio a good, diversified base. Schwab MarketTrack Portfolios® offers four index fund portfolios, each with a different mix of investments to match your risk tolerance and goals—in one cost-effective mutual fund.

•	Choose from four distinct portfolios. Select one that’s right for you based on its risk/return characteristics.
•	Get the power of indexing plus asset allocation. Indexing offers the potential to keep pace with market performance. And asset allocation helps you reduce risk.
•	Take advantage of low investment minimums. Invest for as little as $100 for all account types, and pay no loads or transaction fees.

See MarketTrack Portfolio investments below:

To learn more
For more information on Schwab MarketTrack Portfolios, call 1-888-304-2312 or visit www.schwab.com/markettrack.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

©2008 Charles Schwab & Co., Inc. Member SIPC (1208-5965)

Schwab Target Funds

Annual Report
October 31, 2008

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

A suite of eight mutual funds to help keep your retirement
investments properly allocated over your lifetime.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

The performance data quoted for the Target 2010, 2020, 2030, 2040 and Retirement Income Funds is for the report period of 11/01/07 through 10/31/08. The performance data quoted for the Target 2015, 2025, and 2035 Funds is for the period since inception of the funds, 3/12/08 through 10/31/08.

Total Return for the Report Period*

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	-27.87%

Benchmark: Target 2010 Composite Index	-23.93%
Fund Category: Morningstar Target-Date 2000-2014	-23.54%

Performance Details	pages 8-9

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	-18.50%

Benchmark: Target 2015 Composite Index	-19.78%
Fund Category: Morningstar Target-Date 2015-2029	-23.60%

Performance Details	pages 10-11

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	-30.59%

Benchmark: Target 2020 Composite Index	-28.25%
Fund Category: Morningstar Target-Date 2015-2029	-32.34%

Performance Details	pages 12-13

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	-20.10%

Benchmark: Target 2025 Composite Index	-21.87%
Fund Category: Morningstar Target-Date 2015-2029	-23.60%

Performance Details	pages 14-15

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results for less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note the names of all Lehman Brothers indexes have been changed to Barclays Capital.

Source for category information: Morningstar, Inc.

*	For the Target 2015, 2025, and 2035 Funds, their respective benchmarks, and fund categories, the total returns are since inception date of 3/12/08.

The Target 2010 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 38% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Net Index, 32% Lehman Brothers U.S. Aggregate Bond Index, 3% FTSE EPRA/NAREIT Global Index, 2% MSCI Emerging Markets Net Index, 4% Lehman Brothers U.S. TIPS Index, 4% Citigroup Non-U.S. Dollar World Government Bond Index, and 6% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.4% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Net Index, 28% Lehman Brothers U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.5% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 4% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Net Index, 26% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 14.2% MSCI EAFE Net Index, 23.2% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 2.8% MSCI Emerging Markets Net Index, 2.9% Lehman Brothers U.S. TIPS Index, 2.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

2 Schwab Target Funds

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

The performance data quoted for the Target 2010, 2020, 2030, 2040 and Retirement Income Funds is for the report period of 11/01/07 through 10/31/08. The performance data quoted for the Target 2015, 2025, and 2035 Funds is for the period since inception of the funds, 3/12/08 through 10/31/08.

Total Return for the Report Period*

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	-32.83%

Benchmark: Target 2030 Composite Index	-30.92%
Fund Category: Morningstar Target-Date 2030+	-38.52%

Performance Details	pages 16-17

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	-22.40%

Benchmark: Target 2035 Composite Index	-23.68%
Fund Category: Morningstar Target-Date 2030+	-28.22%

Performance Details	pages 18-19

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	-34.60%

Benchmark: Target 2040 Composite Index	-33.43%
Fund Category: Morningstar Target-Date 2030+	-38.52%

Performance Details	pages 20-21

Schwab Retirement Income Fund (Ticker Symbol: SWARX)	-14.96%

Benchmark: Target Income Composite Index	-8.10%
Fund Category: Morningstar Conservative Allocation	-19.54%

Performance Details	pages 22-23

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results for less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note the names of all Lehman Brothers indexes have been changed to Barclays Capital.

Source for category information: Morningstar, Inc.

*	For the Target 2015, 2025, and 2035 Funds, their respective benchmarks, and fund categories, the total returns are since inception date of 3/12/08.

The Target 2030 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 49% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Net Index, 21% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2.5% Lehman Brothers U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 52.4% Dow Jones Wilshire 5000 Composite Index, 15.8% MSCI EAFE Net Index, 17.6% Lehman Brothers U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 3.2% MSCI Emerging Markets Net Index, 2.2% Lehman Brothers U.S. TIPS Index, 2.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Net Index, 15% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2% Lehman Brothers U.S. TIPS Index, 2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

The Target Income Composite Index is based on a fixed asset allocation. The composite is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Net Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Lehman Brothers U.S. Aggregate Intermediate Bond Index, 5% Lehman Brothers U.S. TIPS Index, 5% Citigroup Non-U.S. Dollar World Government Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Target Funds 3

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

4 Schwab Target Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab Target Funds 5

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

6 Schwab Target Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day to-day co-management of the funds. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.

Schwab Target Funds 7

Schwab Target 2010 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2010 Fund (the fund) returned -27.87% for the period, underperforming the benchmark Target 2010 Composite Index, which returned -23.93%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 54% equity securities, 44% fixed income securities, and 2% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -33.71% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -38.04%, versus -36.10% for the S&P 500 Index. On the fixed income side, the Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab Target 2010 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	16
Weighted Average
Market Cap

($ x 1,000,000)	$46,741

Price/Earnings Ratio (P/E)	12.1

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate	50%

 Asset Class Weightings % of Investments

Fixed-Income Funds	42.1%

Equity Funds - Domestic	37.8%

Equity Funds - International	14.1%

Short-Term Investments	6.0%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	31.6%

Schwab Core Equity Fund	21.5%
Laudus International MarketMasters

Fund, Select Shares	8.1%
Schwab Value Advantage Money

Fund, Institutional Shares	6.0%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	5.0%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	4.9%
Schwab Inflation Protected

Fund, Select Shares	4.6%
Schwab Dividend Equity Fund,

Select Shares	4.3%
Schwab Small-Cap Equity Fund,

Select Shares	3.9%
Schwab Global Real Estate

Fund, Select Shares	2.6%

Total	92.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	-27.87%	-2.59%	-1.63%
Benchmark: Target 2010 Composite Index[3]	-23.93%	-0.71%	-0.14%
Fund Category: Morningstar Target-Date 2000-2014	-23.54%	-2.35%	-1.74%

Fund Expense Ratios4: Net 0.92%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2010 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 38% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Net Index, 32% Lehman Brothers U.S. Aggregate Bond Index, 3% FTSE EPRA/NAREIT Global Index, 2% MSCI Emerging Markets Net Index, 4% Lehman Brothers U.S. TIPS Index, 4% Citigroup Non-U.S. Dollar World Government Bond Index, and 6% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.86%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 9

Schwab Target 2015 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2015 Fund (the fund) returned -18.50% for the period since inception from 3/12/08 through 10/31/08, outperforming the benchmark Target 2015 Composite Index, which returned -19.78%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 61% equity securities, 38% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -22.95% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -27.01%, versus a -25.66% return of the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -40.22%, compared to the –36.34% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -7.19% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned -2.26%. Throughout the period, the Schwab Target 2015 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	18
Weighted Average
Market Cap

($ x 1,000,000)	$45,054

Price/Earnings Ratio (P/E)	12.0

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate[1]	35%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	41.9%

Fixed-Income Funds	34.0%

Equity Funds - International	18.1%

Short-Term Investments	6.0%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Total Bond Market Fund	25.8%

Schwab Core Equity Fund	23.4%
Laudus International MarketMasters

Fund, Select Shares	9.8%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	5.7%
Schwab Small-Cap Equity Fund,

Select Shares	4.8%
Schwab Value Advantage Money

Fund, Institutional Shares	4.1%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.6%
Schwab Global Real Estate

Fund, Select Shares	3.5%
Schwab Inflation Protected

Fund, Select Shares	3.3%
Schwab Dividend Equity Fund,

Select Shares	2.8%

Total	86.8%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Target Funds

 Schwab Target 2015 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	-18.50%
Benchmark: Target 2015 Composite Index[3]	-19.78%
Fund Category: Morningstar Target-Date 2015-2029	-23.60%

Fund Expense Ratios4: Net 0.89%; Gross 0.99%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2015 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 42.4% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Net Index, 28% Lehman Brothers U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.5% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 4% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.84%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 11

Schwab Target 2020 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2020 Fund (the fund) returned -30.59% for the period, underperforming the benchmark Target 2020 Composite Index, which returned -28.25%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 65% equity securities, 34% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -33.71% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -38.04%, versus -36.10% for the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -49.91%, compared to the –46.62% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab Target 2020 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	17
Weighted Average
Market Cap

($ x 1,000,000)	$45,632

Price/Earnings Ratio (P/E)	12.0

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate	34%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	43.9%

Fixed-Income Funds	34.8%

Equity Funds - International	18.6%

Short-Term Investments	2.7%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	26.6%

Schwab Core Equity Fund	25.2%
Laudus International MarketMasters

Fund, Select Shares	10.0%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	5.6%
Schwab Dividend Equity Fund,

Select Shares	4.9%
Schwab Global Real Estate

Fund, Select Shares	4.5%
Schwab Small-Cap Equity Fund,

Select Shares	4.4%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.9%
Schwab Inflation Protected

Fund, Select Shares	3.7%

Schwab Value Advantage Money Fund	2.5%

Total	91.3%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	-30.59%	-3.46%	-2.28%
Benchmark: Target 2020 Composite Index[3]	-28.25%	-2.10%	-1.30%
Fund Category: Morningstar Target-Date 2015-2029	-32.34%	-4.43%	-3.27%

Fund Expense Ratios4: Net 0.92%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2020 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45% Dow Jones Wilshire 5000 Composite Index, 13% MSCI EAFE Net Index, 26% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 3.5% Lehman Brothers U.S. TIPS Index, 3.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 13

Schwab Target 2025 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2025 Fund (the fund) returned -20.10% for the period since inception from 3/12/08 through 10/31/08, slightly outperforming the benchmark Target 2025 Composite Index, which returned -21.87%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 69% equity securities, 30% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -22.95% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -27.01%, versus -25.66% for the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -40.22%, compared to the –36.34% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -7.19% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned -2.26%. Throughout the period, the Schwab Target 2025 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	20
Weighted Average
Market Cap

($ x 1,000,000)	$46,089

Price/Earnings Ratio (P/E)	12.1

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate[1]	3%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	46.8%

Fixed-Income Funds	29.5%

Equity Funds - International	18.9%

Short-Term Investments	4.8%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	26.5%

Schwab Total Bond Market Fund	21.3%
Laudus International MarketMasters

Fund, Select Shares	10.5%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	6.3%
Schwab Small-Cap Equity Fund,

Select Shares	5.1%
Schwab Global Real Estate

Fund, Select Shares	3.5%
Schwab Dividend Equity Fund,

Select Shares	3.3%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	3.2%
Schwab Inflation Protected

Fund, Select Shares	3.0%
Laudus Rosenberg U.S. Large
  Capitalization Value Fund,

Select Shares	2.7%

Total	85.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Target Funds

 Schwab Target 2025 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	-20.10%
Benchmark: Target 2025 Composite Index[3]	-21.87%
Fund Category: Morningstar Target-Date 2015-2029	-23.60%

Fund Expense Ratios4: Net 0.92%; Gross 1.03%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2025 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 14.2% MSCI EAFE Net Index, 23.2% Lehman Brothers U.S. Aggregate Bond Index, 4% FTSE EPRA/NAREIT Global Index, 2.8% MSCI Emerging Markets Net Index, 2.9% Lehman Brothers U.S. TIPS Index, 2.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 15

Schwab Target 2030 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2030 Fund (the fund) returned –32.83% for the period, underperforming the benchmark Target 2030 Composite Index, which returned -30.92%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 72% equity securities, 27% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -33.71% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -38.04%, versus -36.10% for the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -49.91%, compared to the –46.62% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab Target 2030 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	17
Weighted Average
Market Cap

($ x 1,000,000)	$43,350

Price/Earnings Ratio (P/E)	12.1

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	31%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	46.8%

Fixed-Income Funds	27.9%

Equity Funds - International	21.8%

Short-Term Investments	3.5%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	26.1%

Schwab Total Bond Market Fund	21.8%
Laudus International MarketMasters

Fund, Select Shares	11.4%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	5.9%
Schwab Global Real Estate

Fund, Select Shares	5.7%
Schwab Small-Cap Equity Fund,

Select Shares	5.6%
Schwab Dividend Equity Fund,

Select Shares	5.0%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	2.9%
Schwab Value Advantage Money

Fund, Institutional Shares	2.9%
Laudus Rosenberg U.S. Discovery

Fund, Select Shares	2.8%

Total	90.1%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	-32.83%	-4.02%	-2.74%
Benchmark: Target 2030 Composite Index[3]	-30.92%	-2.84%	-1.88%
Fund Category: Morningstar Target-Date 2030+	-38.52%	-6.31%	-4.89%

Fund Expense Ratios4: Net 0.96%; Gross 1.02%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2030 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 49% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Net Index, 21% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2.5% Lehman Brothers U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.93%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 17

Schwab Target 2035 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2035 Fund (the fund) returned -22.40% for the period since inception from 3/12/08 through 10/31/08, outperforming the benchmark Target 2035 Composite Index, which returned -23.68%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 76% equity securities, 23% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -22.95% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -27.01%, versus -25.66% for the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -40.22%, compared to the –36.34% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -7.19% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned -2.26%. Throughout the period, the Schwab Target 2035 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	20
Weighted Average
Market Cap

($ x 1,000,000)	$45,445

Price/Earnings Ratio (P/E)	12.0

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate[1]	7%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	51.5%

Fixed-Income Funds	22.1%

Equity Funds - International	21.7%

Short-Term Investments	4.7%

Total	100.0%

 Top Holdings % of Net Assets2

Schwab Core Equity Fund	28.8%

Schwab Total Bond Market Fund	16.2%
Laudus International MarketMasters

Fund, Select Shares	12.2%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	7.0%
Schwab Small-Cap Equity Fund,

Select Shares	6.1%
Schwab Global Real Estate

Fund, Select Shares	4.2%
Schwab Dividend Equity Fund,

Select Shares	3.6%
Laudus Rosenberg U.S. Large
  Capitalization Value Fund,

Select Shares	3.4%
Laudus Rosenberg International

Discovery Fund, Select Shares	2.7%
Laudus Rosenberg U.S. Discovery

Fund, Select Shares	2.7%

Total	86.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Target Funds

 Schwab Target 2035 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	-22.40%
Benchmark: Target 2035 Composite Index[3]	-23.68%
Fund Category: Morningstar Target-Date 2030+	-28.22%

Fund Expense Ratios4: Net 0.92%; Gross 1.05%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2035 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 52.4% Dow Jones Wilshire 5000 Composite Index, 15.8% MSCI EAFE Net Index, 17.6% Lehman Brothers U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 3.2% MSCI Emerging Markets Net Index, 2.2% Lehman Brothers U.S. TIPS Index, 2.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.90%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 19

Schwab Target 2040 Fund

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (the underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds. The target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each of the Target fund’s allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its targeted retirement date.

Schwab Target 2040 Fund (the fund) returned -34.60% for the period, underperforming the benchmark Target 2040 Composite Index, which returned -33.43%. The fund’s negative performance resulted from difficult investment conditions for the underlying funds created by atypical volatility in the equity and bond markets as asset prices declined, credit and lending tightened, and investors became more pessimistic about U.S. and global economic growth. During the period, equity and bond prices declined as investors continued to be concerned about the subprime mortgage and credit crisis, as well as the threat of recession and the instability of major financial institutions, among other events. Throughout the year, investors sought out safer alternatives such as U.S. Treasury securities and short-term money fund investments, which drove down prices on stocks and bonds.

The fund’s target allocations at the beginning of the period were 79% equity securities, 20% fixed income securities, and 1% money market funds. Equity funds experienced the largest declines, with the Schwab Core Equity Fund down -33.71% and the Laudus Rosenberg U.S. Large Capitalization Growth Fund down -38.04%, versus -36.10% for the S&P 500 Index. Overseas foreign equity markets also experienced double-digit declines. The Laudus International MarketMasters Fund lost -49.91%, compared to the –46.62% decline of the MSCI EAFE Index. On the fixed income side, the Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab Target 2040 Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	17
Weighted Average
Market Cap

($ x 1,000,000)	$43,985

Price/Earnings Ratio (P/E)	12.0

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	36%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	53.7%

Equity Funds - International	24.1%

Fixed-Income Funds	19.6%

Short-Term Investments	2.6%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	29.5%

Schwab Total Bond Market Fund	14.5%
Laudus International MarketMasters

Fund, Select Shares	12.8%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Select Shares	7.1%
Schwab Small-Cap Equity Fund,

Select Shares	6.4%
Schwab Global Real Estate

Fund, Select Shares	5.9%
Schwab Dividend Equity Fund,

Select Shares	5.5%
Laudus Rosenberg U.S. Discovery

Fund, Select Shares	3.0%
Laudus Mondrian Emerging Markets

Fund, Institutional Shares	2.7%
Schwab Value Advantage Money

Fund, Institutional Shares	2.5%

Total	89.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	-34.60%	-4.34%	-2.88%
Benchmark: Target 2040 Composite Index[3]	-33.43%	-3.48%	-2.36%
Fund Category: Morningstar Target-Date 2030+	-38.52%	-6.31%	-4.89%

Fund Expense Ratios4: Net 0.96%; Gross 1.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target 2040 Composite Index is based on an asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Net Index, 15% Lehman Brothers U.S. Aggregate Bond Index, 5% FTSE EPRA/NAREIT Global Index, 3% MSCI Emerging Markets Net Index, 2% Lehman Brothers U.S. TIPS Index, 2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.95%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 21

Schwab Retirement Income Fund

Schwab Retirement Income Fund (the fund) returned -14.96% during the period, underperforming the benchmark Target Income Composite Index, which returned -8.10%. The fund’s target allocations at the beginning of the period were 20% equity securities, 75% fixed income securities, and 5% money market funds. The fund’s underperformance was primarily due to the fixed income allocation. During the period, fixed income markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil spread to the broader economy. Correspondingly, a repricing of risk exposure and a flight to safety across all segments of the fixed income market drove down prices of many non-U.S. Treasury securities as investors migrated to perceived safe-havens, such as U.S. Treasuries and short-term money fund investments. In order to maintain liquidity amidst a volatile and risk-averse marketplace, some investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time the demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further. During the period, the Schwab Total Bond Market Fund fell -8.06% and underperformed its respective benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.30%. Throughout the period, the Schwab Retirement Income Fund held a sizeable allocation to the Schwab Total Bond Market Fund.

As of 10/31/08:

 Statistics

Number of Holdings	10
Weighted Average
Market Cap

($ x 1,000,000)	$53,344

Price/Earnings Ratio (P/E)	11.4

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	95%

 Asset Class Weightings % of Investments

Fixed-Income Funds	58.3%

Short-Term Investments	23.6%

Equity Funds - Domestic	14.2%

Equity Funds - International	3.9%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Premier Income Fund,

Institutional Shares	22.0%
Schwab Value Advantage Money

Fund, Institutional Shares	22.0%

Schwab Total Bond Market Fund	21.0%
Schwab Dividend Equity Fund,

Select Shares	10.2%
Laudus Mondrian International
  Fixed Income Fund, Institutional

Shares	6.4%
Schwab Inflation Protected

Fund, Select Shares	5.9%
Laudus Rosenberg U.S. Large
  Capitalization Value Fund,

Select Shares	4.0%
Laudus International MarketMasters

Fund, Select Shares	3.8%

Schwab Short Term Bond Market Fund	2.8%

Total	98.1%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds and Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

22 Schwab Target Funds

 Schwab Retirement Income Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Retirement Income Fund (7/1/05)	-14.96%	-0.73%	-0.61%
Benchmark: Target Income Composite Index[3]	-8.10%	2.15%	2.02%
Fund Category: Morningstar Conservative Allocation	-19.54%	-1.65%	-1.35%

Fund Expense Ratios4: Net 0.69%; Gross 0.74%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	The Target Income Composite Index is based on a fixed asset allocation. The composite is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Net Index, 20% Lehman Brothers U.S. Aggregate Bond Index, 20% Lehman Brothers U.S. Aggregate Intermediate Bond Index, 5% Lehman Brothers U.S. TIPS Index, 5% Citigroup Non-U.S. Dollar World Government Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.

[4]	As stated in the 2/28/08 prospectus (amended 6/13/08). Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.59%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Schwab Target 2010 Fund
Actual Return	0.06%	$1,000	$795.60	$0.27
Hypothetical 5% Return	0.06%	$1,000	$1,024.83	$0.31

Schwab Target 2015 Fund
Actual Return	0.05%	$1,000	$792.80	$0.23
Hypothetical 5% Return	0.05%	$1,000	$1,024.89	$0.25

Schwab Target 2020 Fund
Actual Return	0.04%	$1,000	$771.10	$0.18
Hypothetical 5% Return	0.04%	$1,000	$1,024.94	$0.20

Schwab Target 2025 Fund
Actual Return	0.04%	$1,000	$770.50	$0.18
Hypothetical 5% Return	0.04%	$1,000	$1,024.94	$0.20

Schwab Target 2030 Fund
Actual Return	0.03%	$1,000	$751.10	$0.13
Hypothetical 5% Return	0.03%	$1,000	$1,024.99	$0.15

Schwab Target 2035 Fund
Actual Return	0.02%	$1,000	$748.30	$0.09
Hypothetical 5% Return	0.02%	$1,000	$1,025.04	$0.10

Schwab Target 2040 Fund
Actual Return	0.01%	$1,000	$736.10	$0.04
Hypothetical 5% Return	0.01%	$1,000	$1,025.09	$0.05

Schwab Retirement Income Fund
Actual Return	0.10%	$1,000	$902.80	$0.48
Hypothetical 5% Return	0.10%	$1,000	$1,024.63	$0.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

[2]	Except as otherwise noted, expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

24 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.65	11.42	10.24	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.32	0.23	0.22	0.04
Net realized and unrealized gains (losses)	(3.73)	1.24	1.13	0.20

Total from investment operations	(3.41)	1.47	1.35	0.24
Less distributions:
Distributions from net investment income	(0.38)	(0.21)	(0.17)	—
Distributions from net realized gains	(0.10)	(0.03)	—	—

Total distributions	(0.48)	(0.24)	(0.17)	—

Net asset value at end of period	8.76	12.65	11.42	10.24

Total return (%)	(27.87)	13.02	13.39	2.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.06	0.06	0.06	0.06	[4]
Gross operating expenses[3]	0.11	0.09	0.27	0.37	[4]
Net investment income (loss)	2.89	2.10	2.12	1.51	[4]
Portfolio turnover rate	50	1	0 [5]	—
Net assets, end of period ($ x 1,000,000)	80	138	62	32
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 1%.

See financial notes 25

 Schwab Target 2010 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.2%		Other Investment Companies	98,207	80,039
0.1%		Short-Term Investment	51	51

100.3%		Total Investments	98,258	80,090
(0	.3)%	Other Assets and Liabilities, Net		(261)

100.0%		Total Net Assets		79,829

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 100.2% of net assets

Equity Funds 52.0%
Laudus International MarketMasters Fund, Select Shares (a)	550,465	6,495
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	239,842	1,276
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	147,397	1,409
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	132,319	1,522
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	601,215	3,980
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	143,791	1,109
Schwab Core Equity Fund (a)	1,275,440	17,129
Schwab Dividend Equity Fund, Select Shares (a)	319,820	3,400
Schwab Global Real Estate Fund, Select Shares (a)	434,675	2,082
Schwab Small-Cap Equity Fund, Select Shares (a) *	298,597	3,150

		41,552

Fixed-Income Funds 42.2%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	383,905	3,908
Schwab Inflation Protected Fund, Select Shares (a)	404,494	3,665
Schwab Short Term Bond Market Fund (a)	99,635	897
Schwab Total Bond Market Fund (a)	2,944,018	25,259

		33,729

Money Fund 6.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	4,757,731	4,758

Total Other Investment Companies (Cost $98,207)		80,039

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.56%, 11/03/08	51	51

Total Short-Term Investment (Cost $51)		51

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $99,218 and the unrealized appreciation and depreciation were $77 and ($19,205), respectively, with a net unrealized depreciation of ($19,128).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $98,207)		$80,039
Investments in unaffiliated issuers, at value (cost $51)	+	51

Total investments, at value (cost $98,258)		80,090
Receivables:
Fund shares sold		19
Dividends		135
Due from investment adviser		1
Prepaid expenses	+	1

Total assets		80,246

Liabilities
Payables:
Investments bought		128
Fund shares redeemed		258
Accrued expenses	+	31

Total liabilities		417

Net Assets
Total assets		80,246
Total liabilities	−	417

Net assets		$79,829
Net Assets by Source
Capital received from investors		105,066
Net investment income not yet distributed		1,860
Net realized capital losses		(8,929)
Net unrealized capital losses		(18,168)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$79,829		9,110		$8.76

See financial notes 27

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$3,435
Interest	+	24

Total investment income		3,459

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		4,869
Net realized losses on sales of affiliated underlying funds	+	(12,704)

Net realized losses		(7,835)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(31,198)

Expenses
Professional fees		37
Shareholder reports		27
Registration fees		24
Portfolio accounting fees		17
Custodian fees		9
Trustees’ fees		8
Interest expense		1
Other expenses	+	2

Total expenses		125
Expense reduction by adviser	−	55

Net expenses		70

Increase (Decrease) in Net Assets from Operations
Total investment income		3,459
Net expenses	−	70

Net investment income		3,389
Net realized losses		(7,835)
Net unrealized losses	+	(31,198)

Decrease in net assets from operations		($35,644)

28 See financial notes

 Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$3,389	$2,107
Net realized gains (losses)		(7,835)	1,292
Net unrealized gains (losses)	+	(31,198)	8,350

Increase (Decrease) in net assets from operations		(35,644)	11,749

Distributions to Shareholders
Distributions from net investment income		4,243	1,251
Distributions from net realized gains	+	1,117	165

Total distributions		$5,360	$1,416

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,953	$32,660	7,558	$90,601
Shares Reinvested		437	5,033	113	1,309
Shares Redeemed	+	(5,174)	(54,628)	(2,209)	(26,511)

Net transactions in fund shares		(1,784)	($16,935)	5,462	$65,399

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,894	$137,768	5,432	$62,036
Total increase or decrease	+	(1,784)	(57,939)	5,462	75,732

End of period		9,110	$79,829	10,894	$137,768

Net investment income not yet distributed			$1,860		$1,640

See financial notes 29

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	3/12/08[1]-
	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gains (losses)	(1.91)

Total from investment operations	(1.85)

Net asset value at end of period	8.15

Total return (%)	(18.50)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.05	[4]
Gross operating expenses[3]	1.90	[4]
Net investment income (loss)	1.87	[4]
Portfolio turnover rate	35	[2]
Net assets, end of period ($ x 1,000,000)	6
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

30 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.3%		Other Investment Companies	6,957	5,820
1.9%		Short-Term Investments	112	112

100.2%		Total Investments	7,069	5,932
(0	.2)%	Other Assets and Liabilities, Net		(13)

100.0%		Total Net Assets		5,919

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.3% of net assets

Equity Funds 60.2%
Laudus International MarketMasters Fund, Select Shares (a)	49,320	582
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	27,973	149
Laudus Rosenberg International Discovery Fund, Select Shares (a)	20,202	135
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	12,775	147
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	50,765	336
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	21,238	164
Schwab Core Equity Fund (a)	103,207	1,386
Schwab Dividend Equity Fund, Select Shares (a)	15,600	166
Schwab Global Real Estate Fund, Select Shares (a)	43,919	210
Schwab Small-Cap Equity Fund, Select Shares (a) *	27,239	287

		3,562

Fixed-Income Funds 34.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	20,812	212
Schwab Inflation Protected Fund, Select Shares (a)	21,813	198
Schwab Short Term Bond Market Fund (a)	8,719	78
Schwab Total Bond Market Fund (a)	178,165	1,529

		2,017

Money Fund 4.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	241,389	241

Total Other Investment Companies (Cost $6,957)		5,820

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.9% of net assets

Commercial Paper & Other Obligations 1.9%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.56%, 11/03/08	96	96
Citibank, London Time Deposit
0.56%, 11/03/08	8	8
JP Morgan Chase, London Time Deposit
0.56%, 11/03/08	8	8

Total Short-Term Investments (Cost $112)		112

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $7,135 and the unrealized appreciation and depreciation were $0 and ($1,203), respectively, with a net unrealized depreciation of ($1,203).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 31

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $6,957)		$5,820
Investments in unaffiliated issuers, at value (cost $112)	+	112

Total investments, at value (cost $7,069)		5,932
Receivables:
Fund shares sold		5
Dividends		7
Due from investment adviser	+	3

Total assets		5,947

Liabilities
Payables:
Investments bought		7
Accrued expenses	+	21

Total liabilities		28

Net Assets
Total assets		5,947
Total liabilities	−	28

Net assets		$5,919
Net Assets by Source
Capital received from investors		7,080
Net investment income not yet distributed		40
Net realized capital losses		(64)
Net unrealized capital lossess		(1,137)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$5,919		726		$8.15

32 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For March 12, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$40
Interest	+	1

Total investment income		41

Net Realized Gains and Losses
Net realized losses on sale of affiliated underlying funds		(64)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,137)

Expenses
Professional fees		18
Custodian fees		9
Registration fees		5
Portfolio accounting fees		4
Trustees’ fees		3
Shareholder reports		1
Other expenses	+	1

Total expenses		41
Expense reduction by adviser	−	40

Net expenses		1

Increase (Decrease) in Net Assets from Operations
Total investment income		41
Net expenses	−	1

Net investment income		40
Net realized losses		(64)
Net unrealized losses	+	(1,137)

Decrease in net assets from operations		($1,161)

*	Commencement of operations.

See financial notes 33

 Schwab Target 2015 Fund

Statements of
Changes in Net Assets
For the current report period. All numbers are x 1,000.

Operations

		3/12/08*-10/31/08
Net investment income		$40
Net realized losses		(64)
Net unrealized losses	+	(1,137)

Decrease in net assets from operations		(1,161)

Transactions in Fund Shares

		3/12/08*-10/31/08
		SHARES	VALUE
Shares Sold		900	$8,772
Shares Redeemed	+	(174)	(1,692)

Net transactions in fund shares		726	$7,080

Shares Outstanding and Net Assets
		3/12/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	726	5,919

End of period		726	$5,919

Net investment income not yet distributed			$40

*	Commencement of operations.

34 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1] -
	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.88	11.56	10.28	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.30	0.21	0.21	0.04
Net realized and unrealized gains (losses)	(4.11)	1.33	1.25	0.24

Total from investment operations	(3.81)	1.54	1.46	0.28
Less distributions:
Distributions from net investment income	(0.38)	(0.19)	(0.18)	—
Distributions from net realized gains	(0.10)	(0.03)	—	—

Total distributions	(0.48)	(0.22)	(0.18)	—

Net asset value at end of period	8.59	12.88	11.56	10.28

Total return (%)	(30.59)	13.47	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	0.04	0.04	0.04	[4]
Gross operating expenses[3]	0.08	0.07	0.22	0.36	[4]
Net investment income (loss)	2.67	1.84	1.84	1.29	[4]
Portfolio turnover rate	34 [5]	—	—	—
Net assets, end of period ($ x 1,000,000)	163	225	84	35
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 35

 Schwab Target 2020 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Other Investment Companies	208,649	162,195
0.2%	Short-Term Investment	363	363

99.9%	Total Investments	209,012	162,558
0.1%	Other Assets and Liabilities, Net		182

100.0%	Total Net Assets		162,740

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.7% of net assets

Equity Funds 62.5%
Laudus International MarketMasters Fund, Select Shares (a)	1,379,210	16,275
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	638,581	3,397
Laudus Rosenberg International Discovery Fund, Select Shares (a)	44,834	299
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	315,819	3,019
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	324,865	3,736
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	1,382,380	9,151
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	326,797	2,520
Schwab Core Equity Fund (a)	3,049,538	40,955
Schwab Dividend Equity Fund, Select Shares (a)	742,750	7,895
Schwab Global Real Estate Fund, Select Shares (a)	1,519,811	7,280
Schwab Small-Cap Equity Fund, Select Shares (a) *	672,043	7,090

		101,617

Fixed-Income Funds 34.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	621,052	6,322
Schwab Inflation Protected Fund, Select Shares (a)	660,447	5,984
Schwab Short Term Bond Market Fund (a)	108,268	975
Schwab Total Bond Market Fund (a)	5,036,056	43,209

		56,490

Money Fund 2.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	4,088,037	4,088

Total Other Investment Companies (Cost $208,649)		162,195

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

Commercial Paper & Other Obligations 0.2%
Citibank, London Time Deposit
0.56%, 11/03/08	363	363

Total Short-Term Investment (Cost $363)		363

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $211,884 and the unrealized appreciation and depreciation were $20 and ($49,346), respectively, with a net unrealized depreciation of ($49,326).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $208,649)		$162,195
Investment in unaffiliated issuers, at value (cost $363)	+	363

Total Investments, at value (cost $209,012)		162,558
Receivables:
Fund shares sold		262
Dividends		222
Due from investment adviser		2
Prepaid expenses	+	1

Total assets		163,045
‘

Liabilities
Payables:
Investments bought		215
Fund shares redeemed		52
Accrued expenses	+	38

Total liabilities		305

Net Assets
Total assets		163,045
Total liabilities	−	305

Net assets		$162,740
Net Assets by Source
Capital received from investors		219,855
Net investment income not yet distributed		2,894
Net realized capital losses		(13,555)
Net unrealized capital losses		(46,454)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$162,740		18,946		$8.59

See financial notes 37

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$5,524
Interest	+	100

Total investment income		5,624

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		8,699
Net realized losses on sales of affiliated underlying funds	+	(20,329)

Net realized losses		(11,630)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(66,226)

Expenses
Shareholder reports		60
Professional fees		38
Registration fees		32
Portfolio accounting fees		19
Trustees’ fees		9
Custodian fees		9
Other expenses	+	3

Total expenses		170
Expense reduction by adviser	−	87

Net expenses		83

Increase (Decrease) in Net Assets from Operations
Total investment income		5,624
Net expenses	−	83

Net investment income		5,541
Net realized losses		(11,630)
Net unrealized losses	+	(66,226)

Decrease in net assets from operations		($72,315)

38 See financial notes

 Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$5,541	$2,845
Net realized gains (losses)		(11,630)	2,089
Net unrealized gains (losses)	+	(66,226)	13,464

Increase (Decrease) in net assets from operations		(72,315)	18,398

Distributions to shareholders
Distributions from net investment income		6,771	1,577
Distributions from net realized gains	+	1,775	231

Total distributions		$8,546	$1,808

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Shares Sold		6,200	$68,386	12,465	$152,246
Shares Reinvested		716	8,346	150	1,758
Shares Redeemed	+	(5,403)	(57,658)	(2,418)	(29,709)

Net transactions in fund shares		1,513	$19,074	10,197	$124,295

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,433	$224,527	7,236	$83,642
Total increase or decrease	+	1,513	(61,787)	10,197	140,885

End of period		18,946	$162,740	17,433	$224,527

Net investment income not yet distributed			$2,894		$2,200

See financial notes 39

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	3/12/08[1]-
	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains (losses)	(2.06)

Total from investment operations	(2.01)

Net asset value at end of period	7.99

Total return (%)	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	[4]
Gross operating expenses[3]	1.27	[4]
Net investment income (loss)	1.60	[4]
Portfolio turnover rate	3	[2]
Net assets, end of period ($ x 1,000,000)	8
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

40 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.8%	Other Investment Companies	9,240	7,323
2.6%	Short-Term Investments	192	192

99.4%	Total Investments	9,432	7,515
0.6%	Other Assets and Liabilities, Net		48

100.0%	Total Net Assets		7,563

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.8% of net assets

Equity Funds 65.3%
Laudus International MarketMasters Fund, Select Shares (a)	67,350	795
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	34,640	184
Laudus Rosenberg International Discovery Fund, Select Shares (a)	26,388	176
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	16,763	193
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	72,177	478
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	26,790	206
Schwab Core Equity Fund (a)	149,066	2,002
Schwab Dividend Equity Fund, Select Shares (a)	23,787	253
Schwab Global Real Estate Fund, Select Shares (a)	55,837	267
Schwab Small-Cap Equity Fund, Select Shares (a) *	36,649	387

		4,941

Fixed-Income Funds 29.3%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	23,671	241
Schwab Inflation Protected Fund, Select Shares (a)	24,844	225
Schwab Short Term Bond Market Fund (a)	15,715	141
Schwab Total Bond Market Fund (a)	187,597	1,610

		2,217

Money Fund 2.2%
Schwab Value Advantage Money Fund, Institutional Shares (a)	165,000	165

Total Other Investment Companies (Cost $9,240)		7,323

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.6% of net assets

Commercial Paper & Other Obligations 2.6%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.56%, 11/03/08	112	112
Citibank, London Time Deposit
0.56%, 11/03/08	20	20
HSBC Bank USA, Grand Cayman Time Deposit
0.56%, 11/03/08	20	20
JP Morgan Chase, London Time Deposit
0.56%, 11/03/08	20	20
Wells Fargo, Grand Cayman Time Deposit
0.56%, 11/03/08	20	20

Total Short-Term Investments (Cost $192)		192

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $9,448 and the unrealized appreciation and depreciation were $0 and ($1,933), respectively, with a net unrealized depreciation of ($1,933).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 41

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $9,240)		$7,323
Investments in unaffiliated issuers, at value (cost $192)	+	192

Total Investments, at value (cost $9,432)		7,515
Receivables:
Fund shares sold		67
Dividends		8
Due from investment adviser	+	2

Total assets		7,592

Liabilities
Payables:
Investments bought		8
Accrued expenses	+	21

Total liabilities		29

Net Assets
Total assets		7,592
Total liabilities	−	29

Net assets		$7,563
Net Assets by Source
Capital received from investors		9,445
Net investment income not yet distributed		51
Net realized capital losses		(16)
Net unrealized capital losses		(1,917)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$7,563		946		$7.99

42 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For March 12, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$50
Interest	+	2

Total investment income		52

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(16)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,917)

Expenses
Professional fees		18
Custodian fees		8
Registration fees		5
Portfolio accounting fees		4
Trustees’ fees		3
Shareholder reports		1
Other expenses	+	2

Total expenses		41
Expense reduction by adviser	−	40

Net expenses		1

Increase (Decrease) in Net Assets from Operations
Total investment income		52
Net expenses	−	1

Net investment income		51
Net realized losses		(16)
Net unrealized losses	+	(1,917)

Decrease in net assets from operations		($1,882)

*	Commencement of operations.

See financial notes 43

 Schwab Target 2025 Fund

Statements of
Changes in Net Assets
For the current report period. All numbers are x 1,000.

Operations

		3/12/08*-10/31/08
Net investment income		$51
Net realized losses		(16)
Net unrealized losses	+	(1,917)

Decrease in net assets from operations		(1,882)

Transactions in Fund Shares

		3/12/08*-10/31/08
		SHARES	VALUE
Shares Sold		1,041	$10,308
Shares Redeemed	+	(95)	(863)

Net transactions in fund shares		946	$9,445

Shares Outstanding and Net Assets
		3/12/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		—	$-
Total increase	+	946	7,563

End of period		946	$7,563

Net investment income not yet distributed			$51

*	Commencement of operations.

44 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.15	11.67	10.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.28	0.18	0.19	0.03
Net realized and unrealized gains (losses)	(4.47)	1.48	1.34	0.28

Total from investment operations	(4.19)	1.66	1.53	0.31
Less distributions:
Distributions from net income	(0.35)	(0.16)	(0.17)	—
Distributions from net realized gains	(0.10)	(0.02)	—	—

Total distributions	(0.45)	(0.18)	(0.17)	—

Net asset value at end of period	8.51	13.15	11.67	10.31

Total return (%)	(32.83)	14.45	14.99	3.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.03	0.03	0.03	0.03	[4]
Gross operating expenses[3]	0.10	0.09	0.32	0.58	[4]
Net investment income (loss)	2.35	1.50	1.54	1.05	[4]
Portfolio turnover rate	31 [5]	—	—	—
Net assets, end of period ($ x 1,000,000)	129	162	56	19
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 45

 Schwab Target 2030 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Other Investment Companies	168,734	127,574
0.6%	Short-Term Investment	770	770

99.8%	Total Investments	169,504	128,344
0.2%	Other Assets and Liabilities, Net		252

100.0%	Total Net Assets		128,596

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.2% of net assets

Equity Funds 68.5%
Laudus International MarketMasters Fund, Select Shares (a)	1,246,584	14,710
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	558,030	2,969
Laudus Rosenberg International Discovery Fund, Select Shares (a)	46,133	307
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	280,079	2,677
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	313,747	3,608
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	1,141,620	7,557
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	235,294	1,814
Schwab Core Equity Fund (a)	2,495,466	33,514
Schwab Dividend Equity Fund, Select Shares (a)	602,438	6,404
Schwab Global Real Estate Fund, Select Shares (a)	1,527,899	7,319
Schwab Small-Cap Equity Fund, Select Shares (a) *	682,647	7,202

		88,081

Fixed-Income Funds 27.8%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	369,106	3,758
Schwab Inflation Protected Fund, Select Shares (a)	386,869	3,505
Schwab Short Term Bond Market Fund (a)	53,997	486
Schwab Total Bond Market Fund (a)	3,262,393	27,991

		35,740

Money Fund 2.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,752,916	3,753

Total Other Investment Companies (Cost $168,734)		127,574

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Citibank, London Time Deposit
0.56%, 11/03/08	770	770

Total Short-Term Investment (Cost $770)		770

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $171,758 and the unrealized appreciation and depreciation were $14 and ($43,428), respectively, with a net unrealized depreciation of ($43,414).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $168,734)		$127,574
Investments in unaffiliated issuers, at value (cost $770)	+	770

Total investments, at value (cost $169,504)		128,344
Receivables:
Fund shares sold		298
Dividends		139
Due from investment adviser		2
Prepaid expenses	+	1

Total assets		128,784

Liabilities
Payables:
Investments bought		134
Fund shares redeemed		15
Accrued expenses	+	39

Total liabilities		188

Net Assets
Total assets		128,784
Total liabilities	−	188

Net assets		$128,596
Net Assets by Source
Capital received from investors		176,844
Net investment income not yet distributed		1,882
Net realized capital losses		(8,970)
Net unrealized capital losses		(41,160)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$128,596		15,109		$8.51

See financial notes 47

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$3,695
Interest	+	80

Total investment income		3,775

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		6,819
Net realized losses on sales of affiliated underlying funds	+	(14,281)

Net realized losses		(7,462)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(56,219)

Expenses
Professional fees		38
Shareholder reports		60
Registration fees		27
Portfolio accounting fees		18
Trustees’ fees		8
Custodian fees		8
Other expenses	+	3

Total expenses		162
Expense reduction by adviser	−	115

Net expenses		47

Increase (Decrease) in Net Assets from Operations
Total investment income		3,775
Net expenses	−	47

Net investment income		3,728
Net realized losses		(7,462)
Net unrealized losses	+	(56,219)

Decrease in net assets from operations		($59,953)

48 See financial notes

 Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$3,728	$1,639
Net realized gains (losses)		(7,462)	1,486
Net unrealized gains (losses)	+	(56,219)	10,815

Increase (Decrease) in net assets from operations		(59,953)	13,940

Distributions to Shareholders
Distributions from net investment income		4,582	895
Distributions from net realized gains	+	1,299	133

Total distributions		$5,881	$1,028

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,714	$63,457	9,098	$112,933
Shares Reinvested		483	5,740	83	990
Shares Redeemed	+	(3,426)	(37,045)	(1,634)	(20,477)

Net transactions in fund shares		2,771	$32,152	7,547	$93,446

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,338	$162,278	4,791	$55,920
Total increase or decrease	+	2,771	(33,682)	7,547	106,358

End of period		15,109	$128,596	12,338	$162,278

Net investment income not yet distributed			$1,882		$1,229

See financial notes 49

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	3/12/08[1]-
	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gains (losses)	(2.28)

Total from investment operations	(2.24)

Net asset value at end of period	7.76

Total return (%)	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.02	[4]
Gross operating expenses[3]	1.57	[4]
Net investment income (loss)	1.32	[4]
Portfolio turnover rate	7	[2]
Net assets, end of period ($ x 1,000,000)	6
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

50 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Other Investment Companies	7,593	6,012
2.4%	Short-Term Investments	150	150

100.0%	Total Investments	7,743	6,162
0.0%	Other Assets and Liabilities, Net		(3)

100.0%	Total Net Assets		6,159

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.6% of net assets

Equity Funds 73.3%
Laudus International MarketMasters Fund, Select Shares (a)	63,586	750
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	31,082	165
Laudus Rosenberg International Discovery Fund, Select Shares (a)	25,048	167
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	14,559	167
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	64,994	430
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	26,913	208
Schwab Core Equity Fund (a)	132,207	1,776
Schwab Dividend Equity Fund, Select Shares (a)	20,696	220
Schwab Global Real Estate Fund, Select Shares (a)	53,583	257
Schwab Small-Cap Equity Fund, Select Shares (a) *	35,369	373

		4,513

Fixed-Income Funds 22.1%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	13,912	142
Schwab Inflation Protected Fund, Select Shares (a)	14,590	132
Schwab Short Term Bond Market Fund (a)	9,952	89
Schwab Total Bond Market Fund (a)	116,399	999

		1,362

Money Fund 2.2%
Schwab Value Advantage Money Fund, Institutional Shares (a)	136,704	137

Total Other Investment Companies (Cost $7,593)		6,012

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.4% of net assets

Commercial Paper & Other Obligations 2.4%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.56%, 11/03/08	109	109
Citibank, London Time Deposit
0.56%, 11/03/08	11	11
HSBC Bank USA, Grand Cayman Time Deposit
0.56%, 11/03/08	10	10
JP Morgan Chase, London Time Deposit
0.56%, 11/03/08	10	10
Wells Fargo, Grand Cayman Time Deposit
0.56%, 11/03/08	10	10

Total Short-Term Investments (Cost $150)		150

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $7,840 and the unrealized appreciation and depreciation were $0 and ($1,678), respectively, with a net unrealized depreciation of ($1,678).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 51

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $7,593)		$6,012
Investments in unaffiliated issuers, at value (cost $150)	+	150

Total Investments, at value (cost $7,743)		6,162
Receivables:
Fund shares sold		17
Dividends		5
Due from investment adviser	+	3

Total assets		6,187

Liabilities
Payables:
Investments bought		5
Fund shares redeemed		1
Accrued expenses	+	22

Total liabilities		28

Net Assets
Total assets		6,187
Total liabilities	−	28

Net assets		$6,159
Net Assets by Source
Capital received from investors		7,803
Net investment income not yet distributed		34
Net realized capital losses		(97)
Net unrealized capital losses		(1,581)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$6,159		794		$7.76

52 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For March 12, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$33
Interest	+	2

Total investment income		35

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(97)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(1,581)

Expenses
Professional fees		18
Custodian fees		8
Registration fees		5
Portfolio accounting fees		4
Trustees’ fees		3
Shareholder reports		2
Other expenses	+	1

Total expenses		41
Expense reduction by adviser	−	(40)

Net expenses		1

Increase (Decrease) in Net Assets from Operations
Total investment income		35
Net expenses	−	1

Net investment income		34
Net realized losses		(97)
Net unrealized losses	+	(1,581)

Decrease in net assets from operations		($1,644)

*	Commencement of operations.

See financial notes 53

 Schwab Target 2035 Fund

Statements of
Changes in Net Assets
For the current report period. All numbers are x 1,000.

Operations

		3/12/08*-10/31/08
Net investment income		$34
Net realized losses		(97)
Net unrealized losses	+	(1,581)

Decrease in net assets from operations		(1,644)

Transactions in Fund Shares

		3/12/08*-10/31/08
		SHARES	VALUE
Shares Sold		911	$8,843
Shares Redeemed	+	(117)	(1,040)

Net transactions in fund shares		794	$7,803

Shares Outstanding and Net Assets
		3/12/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	794	6,159

End of period		794	$6,159

Net investment income not yet distributed			$34

*	Commencement of operations.

54 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1]-
	11/30/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.45	11.83	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.28	0.17	0.19	0.02
Net realized and unrealized gains (losses)	(4.80)	1.62	1.45	0.34

Total from investment operations	(4.52)	1.79	1.64	0.36
Less distributions:
Distributions from net investment income	(0.36)	(0.15)	(0.17)	—
Distributions from net realized gains	(0.09)	(0.02)	—	—

Total distributions	(0.45)	(0.17)	(0.17)	—

Net asset value at end of period	8.48	13.45	11.83	10.36

Total return (%)	(34.60)	15.32	16.06	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	0.01	0.01	0.01	[4]
Gross operating expenses[3]	0.15	0.13	0.48	1.10	[4]
Net investment income (loss)	2.22	1.19	1.26	0.80	[4]
Portfolio turnover rate	36 [5]	—	1	—
Net assets, end of period ($ x 1,000,000)	94	118	34	9
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 55

 Schwab Target 2040 Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.1%		Other Investment Companies	125,853	93,662
0.0%		Short-Term Investment	17	17

100.1%		Total Investments	125,870	93,679
(0	.1)%	Other Assets and Liabilities, Net		(59)

100.0%		Total Net Assets		93,620

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 100.1% of net assets

Equity Funds 77.9%
Laudus International MarketMasters Fund, Select Shares (a)	1,016,324	11,993
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	476,641	2,536
Laudus Rosenberg International Discovery Fund, Select Shares (a)	63,963	426
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	222,510	2,127
Laudus Rosenberg U.S. Discovery Fund, Select Shares (a) *	244,185	2,808
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)	998,871	6,613
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	265,523	2,047
Schwab Core Equity Fund (a)	2,057,732	27,635
Schwab Dividend Equity Fund, Select Shares (a)	487,698	5,184
Schwab Global Real Estate Fund, Select Shares (a)	1,152,945	5,523
Schwab Small-Cap Equity Fund, Select Shares (a) *	567,786	5,990

		72,882

Fixed-Income Funds 19.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	196,215	1,998
Schwab Inflation Protected Fund, Select Shares (a)	206,047	1,867
Schwab Short Term Bond Market Fund (a)	108,268	974
Schwab Total Bond Market Fund (a)	1,580,662	13,562

		18,401

Money Fund 2.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,379,499	2,379

Total Other Investment Companies (Cost $125,853)		93,662

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.0% of net assets

Commercial Paper & Other Obligations 0.0%
Brown Brothers Harriman & Co., Grand Cayman Time Deposit
0.56%, 11/03/08	17	17

Total Short-Term Investment (Cost $17)		17

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $127,491 and the unrealized appreciation and depreciation were $47 and ($33,859), respectively, with a net unrealized depreciation of ($33,812).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

56 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $125,853)		$93,662
Investments in unaffiliated issuers, at value (cost $17)	+	17

Total Investments, at value (cost $125,870)		93,679
Receivables:
Fund shares sold		192
Dividends		69
Due from investment adviser		3
Prepaid expenses	+	1

Total assets		93,944

Liabilities
Payables:
Investments bought		66
Fund shares redeemed		213
Accrued expenses	+	45

Total liabilities		324

Net Assets
Total assets		93,944
Total liabilities	−	324

Net assets		$93,620
Net Assets by Source
Capital received from investors		132,737
Net investment income not yet distributed		1,061
Net realized capital losses		(7,987)
Net unrealized capital losses		(32,191)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$93,620		11,044		$8.48

See financial notes 57

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,479
Interest	+	72

Total investment income		2,551

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		5,193
Net realized losses on sales of affiliated underlying funds	+	(12,008)

Net realized losses		(6,815)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(42,552)

Expenses
Shareholder reports		76
Professional fees		37
Registration fees		25
Portfolio accounting fees		17
Trustees’ fees		8
Custodian fees		7
Other expenses	+	2

Total expenses		172
Expense reduction by adviser	−	161

Net expenses		11

Increase (Decrease) in Net Assets from Operations
Total investment income		2,551
Net expenses	−	11

Net investment income		2,540
Net realized losses		(6,815)
Net unrealized losses	+	(42,552)

Decrease in net assets from operations		($46,827)

58 See financial notes

 Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$2,540	$871
Net realized gains (losses)		(6,815)	979
Net unrealized gains (losses)	+	(42,552)	7,922

Increase (Decrease) in net assets from operations		(46,827)	9,772

Distributions to Shareholders
Distributions from net investment income		3,281	487
Distributions from net realized gains	+	851	75

Total distributions		$4,132	$562

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,826	$54,153	7,271	$92,343
Shares Reinvested		336	4,043	45	547
Shares Redeemed	+	(2,902)	(31,780)	(1,381)	(17,633)

Net transactions in fund shares		2,260	$26,416	5,935	$75,257

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,784	$118,163	2,849	$33,696
Total increase or decrease	+	2,260	(24,543)	5,935	84,467

End of period		11,044	$93,620	8,784	$118,163

Net investment income not yet distributed			$1,061		$631

See financial notes 59

Schwab Retirement Income Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.44	10.19	9.90	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.38	0.45	0.41	0.11
Net realized and unrealized gains (losses)	(1.89)	0.25	0.32	(0.09)

Total from investment operations	(1.51)	0.70	0.73	0.02
Less distributions:
Distributions from net investment income	(0.40)	(0.45)	(0.41)	(0.12)
Distributions from net realized gains	(0.04)	—	(0.03)	—

Total distributions	(0.44)	(0.45)	(0.44)	(0.12)

Net asset value at end of period	8.49	10.44	10.19	9.90

Total return (%)	(14.96)	6.98	7.52	0.16	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.10	0.10	0.10	0.10	[4]
Gross operating expenses[3]	0.15	0.15	0.36	0.64	[4]
Net investment income (loss)	3.98	4.43	4.20	3.40	[4]
Portfolio turnover rate	95 [5]	—	1	—
Net assets, end of period ($ x 1,000,000)	53	68	36	14
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

60 See financial notes

 Schwab Retirement Income Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.1%	Other Investment Companies	57,237	51,756
1.5%	Short-Term Investment	797	797

99.6%	Total Investments	58,034	52,553
0.4%	Other Assets and Liabilities, Net		199

100.0%	Total Net Assets		52,752

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.1% of net assets

Equity Funds 18.0%
Laudus International MarketMasters Fund, Select Shares (a)	171,976	2,029
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	274,510	2,117
Schwab Dividend Equity Fund, Select Shares (a)	503,864	5,356

		9,502

Fixed-Income Funds 58.1%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	331,778	3,377
Schwab Inflation Protected Fund, Select Shares (a)	342,186	3,100
Schwab Premier Income Fund, Institutional Shares (a)	1,241,778	11,623
Schwab Short Term Bond Market Fund (a)	162,432	1,462
Schwab Total Bond Market Fund (a)	1,291,455	11,081

		30,643

Money Fund 22.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	11,610,636	11,611

Total Other Investment Companies (Cost $57,237)		51,756

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.5% of net assets

Commercial Paper & Other Obligations 1.5%
Citibank, London Time Deposit
0.56%, 11/03/08	797	797

Total Short-Term Investment (Cost $797)		797

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $58,089, and the unrealized appreciation and depreciation were $76 and ($5,612), respectively, with a net unrealized depreciation of ($5,536).

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 61

 Schwab Retirement Income Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $57,237)		$51,756
Investments in unaffiliated issuers, at value (cost $797)	+	797

Total investments, at value (cost $58,034)		52,553
Receivables:
Fund shares sold		302
Dividends		129
Due from investment adviser	+	1

Total assets		52,985

Liabilities
Payables:
Investments bought		116
Fund shares redeemed		49
Distributions to shareholders		41
Accrued expenses	+	27

Total liabilities		233

Net Assets
Total assets		52,985
Total liabilities	−	233

Net assets		$52,752
Net Assets by Source
Capital received from investors		64,240
Net investment income not yet distributed		4
Net realized capital losses		(6,011)
Net unrealized capital losses		(5,481)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$52,752		6,212		$8.49

62 See financial notes

 Schwab Retirement Income Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,675
Interest	+	30

Total investment income		2,705

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		345
Net realized losses on sales of affiliated underlying funds	+	(6,266)

Net realized losses		(5,921)

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds		(6,932)

Expenses
Professional fees		37
Registration fees		19
Portfolio accounting fees		16
Shareholder reports		14
Trustees’ fees		8
Custodian fees		6
Other expenses	+	2

Total expenses		102
Expense reduction by adviser	−	35

Net expenses		67

Increase (Decrease) in Net Assets from Operations
Total investment income		2,705
Net expenses	−	67

Net investment income		2,638
Net realized losses		(5,921)
Net unrealized losses	+	(6,932)

Decrease in net assets from operations		($10,215)

See financial notes 63

 Schwab Retirement Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07 -10/31/08	11/01/06 -10/31/07
Net investment income		$2,638	$2,378
Net realized gains (losses)		(5,921)	269
Net unrealized gains (losses)	+	(6,932)	739

Increase (Decrease) in net assets from operations		(10,215)	3,386

Distributions to Shareholders
Distributions from net investment income		2,719	2,382
Distributions from net realized gains	+	270	-

Total distributions		$2,989	$2,382

Transactions in Fund Shares

		11/1/07 -10/31/08		11/01/06 - 10/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,588	$35,115	4,894	$50,795
Shares Reinvested		224	2,173	158	1,636
Shares Redeemed	+	(4,137)	(39,548)	(2,088)	(21,641)

Net transactions in fund shares		(325)	($2,260)	2,964	$30,790

Shares Outstanding and Net Assets
		11/1/07 -10/31/08		11/01/06 - 10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,537	$68,216	3,573	$36,422
Total increase or decrease	+	(325)	(15,464)	2,964	31,794

End of period		6,212	$52,752	6,537	$68,216

Net investment income not yet distributed			$4		$-

64 See financial notes

 Schwab Target Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

The Schwab Target Funds are “fund of funds”. Each fund seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target Fund 2035 commenced operations on March 12, 2008.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The funds value the investment in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 65

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

66

 Schwab Target Funds

Financial Notes (continued)

3.	Risk factors:

The funds investments in underlying funds may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the underlying funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and income generated by, most debt securities held by the underlying funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and setting portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds. CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2009, as follows:

Target 2010 Fund	0.06%
Target 2015 Fund	0.05%
Target 2020 Fund	0.04%
Target 2025 Fund	0.04%
Target 2030 Fund	0.03%
Target 2035 Fund	0.02%
Target 2040 Fund	0.01%
Retirement Income Fund	0.10%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expense, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2008, the percentages of shares of other related funds owned by each Target fund are:

 67

 Schwab Target Funds

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

	Target	Target		Target	Target		Target	Target		Target
	2010	2015		2020	2025		2030	2035		2040	Retirement
	Fund	Fund		Fund	Fund		Fund	Fund		Fund	Income Fund

Schwab Active Equity Funds:
Core Equity Fund	1.2%	0.1%		2.8%	0.1%		2.3%	0.1%		1.9%	—
Dividend Equity Fund	0.3%	—	*	0.6%	—	*	0.5%	—	*	0.4%	0.4%
Small-Cap Equity Fund	1.5%	0.1%		3.3%	0.2%		3.4%	0.2%		2.8%	—
Laudus MarketMasters Funds:
International MarketMasters Fund	0.4%	—	*	1.1%	0.1%		1.0%	0.1%		0.8%	0.1%
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	9.7%	0.8%		22.3%	1.2%		18.4%	1.0%		16.1%	—
U.S. Large Capitalization
Value Fund	7.3%	1.1%		16.5%	1.4%		11.9%	1.4%		13.4%	13.9%
U.S. Discovery Fund	0.3%	—	*	0.8%	—	*	0.7%	—	*	0.6%	—
International Discovery Fund	—	0.1%		0.1%	0.1%		0.1%	0.1%		0.2%	—
International Small Capitalization Fund	0.3%	—		0.6%	—		0.5%	—		0.4%	—
Mondrian Emerging Markets Fund	5.3%	0.6%		14.2%	0.8%		12.4%	0.7%		10.6%	—
Mondrian International Fixed Income Fund	4.7%	0.3%		7.6%	0.3%		4.5%	0.2%		2.4%	4.0%
Schwab Bond Funds:
Premier Income Fund	—	—		—	—		—	—		—	5.5%
Short Term Bond Market Fund	0.3%	—	*	0.3%	—	*	0.2%	—	*	0.3%	0.5%
Total Bond Market Fund	2.4%	0.1%		4.1%	0.2%		2.7%	0.1%		1.3%	1.1%
Inflation Protected Fund	1.4%	0.1%		2.2%	0.1%		1.3%	—	*	0.7%	1.2%
Global Real Estate Fund	1.7%	0.2%		6.1%	0.2%		6.1%	0.2%		4.6%	—
Schwab Money Funds:
Value Advantage Money Fund	— *	—	*	— *	—	*	— *	—	*	— *	— *

*  Less than .05%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There

68

 Schwab Target Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Target 2010 Fund	$58,058	$67,837
Target 2015 Fund	8,254	1,234
Target 2020 Fund	102,481	69,890
Target 2025 Fund	9,417	160
Target 2030 Fund	89,877	47,793
Target 2035 Fund	7,996	306
Target 2040 Fund	78,764	40,638
Retirement Income Fund	61,684	61,478

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds, except the Schwab Retirement Income Fund, charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)*	(11/01/06-10/31/07)

Target 2010 Fund	$24	$10
Target 2015 Fund	4	N/A
Target 2020 Fund	16	25
Target 2025 Fund	4	N/A
Target 2030 Fund	9	11
Target 2035 Fund	2	N/A
Target 2040 Fund	18	14

*	(3/12/08-10/31/08) for the Target 2015, Target 2025 and Target 2035 Funds

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040	Retirement
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

Undistributed Ordinary income	$1,860	$42	$2,894	$51	$1,882	$34	$1,061	$45
Undistributed long-term capital gains	—	—	—	—	—	—	—	—
Unrealized appreciation	77	—	20	—	14	—	47	76
Unrealized depreciation	(19,205)	(1,203)	(49,346)	(1,933)	(43,428)	(1,678)	(33,859)	(5,612)
Other unrealized appreciation/(depreciation)	—	—	—	—	—	—	—	—

Net unrealized appreciation/(depreciation)	$(19,128)	$(1,203)	$(49,326)	$(1,933)	$(43,414)	$(1,678)	$(33,812)	$(5,536)

 69

 Schwab Target Funds

Financial Notes (continued)

9.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040	Retirement
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

2016	$7,968	$—	$10,682	$—	$6,716	$—	$6,366	$5,956

Total	$7,968	$—	$10,682	$—	$6,716	$—	$6,366	$5,956

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040	Retirement
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

Current period distributions
Ordinary income	$4,244	—	$6,772	—	$4,583	—	$3,281	$2,721
Long-term capital gains	1,116	—	1,774	—	1,298	—	851	269
Return of capital	—	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	$1,251	—	$1,577	—	$895	—	$487	$2,382
Long-term capital gains	165	—	231	—	133	—	75	—
Return of capital	—	—	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040	Retirement
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income Fund

Capital Shares	$1	$—	$—	$—	$—	$—	$—	$—
Undistributed net investment income	1,074	—	1,924	—	1,507	—	1,171	85
Net realized capital gains and losses	(1,075)	—	(1,924)	—	(1,507)	—	(1,171)	(85)

As of October 31, 2008, management has reviewed the tax positions for open tax periods and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, and Schwab Retirement Income Fund (eight of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

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Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

Target 2010 Fund	17.62
Target 2015 Fund	—
Target 2020 Fund	14.01
Target 2025 Fund	—
Target 2030 Fund	16.22
Target 2035 Fund	—
Target 2040 Fund	16.22
Retirement Income Fund	8.79

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

Target 2010 Fund	$4,244
Target 2015 Fund	—
Target 2020 Fund	6,772
Target 2025 Fund	—
Target 2030 Fund	4,583
Target 2035 Fund	—
Target 2040 Fund	3,281
Retirement Income Fund	2,721

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

Target 2010 Fund	$1,116
Target 2015 Fund	—
Target 2020 Fund	1,774
Target 2025 Fund	—
Target 2030 Fund	1,298
Target 2035 Fund	—
Target 2040 Fund	851
Retirement Income Fund	269

72

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund and Schwab Retirement Income Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of

 73

this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. The Board also considered that Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund have only been in operation for a short period of time. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Board also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. In this analysis, the Board recognized that Schwab Target 2015 Fund, Schwab Target 2025 Fund and Schwab Target 2035 Fund were newly organized and were still relatively small in size. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

74

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 75

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

76

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 77

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

78

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
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MFR33732-03

Annual report dated October 31, 2008 enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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Annual Report October 31, 2008

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Three distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

Select Shares® are available for the MarketMasters Fundstm

The Laudus MarketMasters Funds offer Select Shares, a share class that carries lower expenses than Investor Shares in exchange for higher investment minimums. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.
To learn more, please see the Funds’ prospectus at www.laudus.com. Or call 1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Laudus U.S. MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOGX)	-39.74%
Select Shares® (Ticker Symbol: SWMGX)	-39.65%
Benchmark: S&P 500® Index	-36.10%
Fund Category: Morningstar Large-Cap Blend	-37.22%

Performance Details	pages 6-7

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	-34.34%
Select Shares® (Ticker Symbol: SWMSX)	-34.28%
Benchmark: Russell 2000® Index	-34.16%
Fund Category: Morningstar Small-Cap Growth	-41.62%

Performance Details	pages 8-9

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)	-49.97%
Select Shares® (Ticker Symbol: SWMIX)	-49.91%
Benchmark: MSCI EAFE® Index (Net)	-46.62%
Fund Category: Morningstar Foreign Large-Cap Growth	-50.01%

Performance Details	pages 10-11

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summaries on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our funds.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Laudus MarketMasters Funds 3

The Investment Environment

Over the past year, the U.S. financial markets experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since last August following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September, the Federal Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and government intervention in AIG, among other events. In this erratic environment investors became extremely cautious of all but government backed assets, such as U.S. Treasuries, and in many cases preferred safety over yield.

Significant economic indicators, such as Gross Domestic Product (GDP), commodity prices, and consumer confidence sent mixed messages with regard to economic health at various times throughout the period, but finished on a pessimistic note. The GDP growth rate oscillated between expansion and contraction, falling -0.2% in the fourth quarter of 2007, rebounding 2.8% in the second quarter of 2008, then sinking -0.3% in the third quarter. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. By October, oil prices had fallen sharply to below $65 a barrel giving consumers much-needed relief. However, the sentiment remained bleak on the expectation that the economy would slow given the persistence of broad-based turmoil. In October, the Consumer Confidence Index reached an all time low of 38.0, down from 61.4 in September.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns for the period were solidly negative in all major sectors. For the twelve month period ending October 31, 2008, the S&P 500 Index was down -36.10%. By comparison, the Wilshire 5000 Index was down -36.41%. In the S&P 500, Financials returned -52.06% for the period, followed by Information Technology and Materials, which were down -41.20% and -41.19%, respectively. Though still negative, relatively better performing sectors were Consumer Staples and Health Care, down -11.88% and -23.96%, respectively. In general, stock prices experienced heightened volatility throughout the period, exacerbated by forced selling in large institutional funds, a flight to the safety of cash and government-backed assets, and a number of dramatic market events, such as the collapse of Bear Stearns and Lehman Brothers.

In an attempt to stabilize market conditions, the Government instituted a variety of stimulus measures, including a $700 billion financial rescue package and the depression era Exchange Stabilization Fund. Additionally, the Federal Reserve (the Fed) lowered the interest rate to 1.00%, its sixth rate cut thus far in 2008. Although inflation was a concern earlier in the period, as the economy slowed and the prices of many commodities declined toward October, the Fed decided that thawing credit markets and stimulating the economy outweighed inflation concerns. Despite these interventionist moves, market volatility persisted and credit remained tight.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-36.10%	S&P 500® Index: measures U.S. large-cap stocks

-34.16%	Russell 2000® Index: measures U.S. small-cap stocks

-46.62%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.30%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

2.38%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Laudus MarketMasters Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Laudus MarketMasters Funds 5

Laudus U.S. MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a benchmark that reflects their individual process and philosophy. The sub-adviser benchmarks may differ from the benchmark of the overall fund.

The Laudus U.S. MarketMasters Fund Investor Shares returned -39.74% for the period, underperforming the benchmark S&P 500 Index, which returned -36.10%. During the period, major equity indexes and averages, including the Russell 1000 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. Both security selection and weightings detracted from performance relative to the benchmark, as returns across all sectors were negative. In terms of industry weightings, detractors were led by Consumer Staples and Energy. From a security selection standpoint, stock selection in Consumer Discretionary and Information Technology detracted. The Thornburg portfolio underperformed its respective benchmark primarily due to negative stock selection in Consumer Staples and Consumer Discretionary, as well as weightings in Consumer Staples and Energy. The Gardner Lewis portfolio underperformed relative to its benchmark due to stock selection, particularly in Information Technology and Industrials. The Harris portfolio underperformed its benchmark as a result of an underweight to Energy and an overweight to Information Technology. The TCW portfolio outperformed versus its benchmark, with relatively better performance resulting from good stock selection in Financials and Health Care.

As of 10/31/08:

 Statistics

Number of Holdings	178
Weighted Average
Market Cap

($ x 1,000,000)	$33,125

Price/Earnings Ratio (P/E)	21.4

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate	74%

 Sector Weightings % of Investments

Financials	22.7%

Information Technology	18.2%

Consumer Discretionary	15.0%

Health Care	13.1%

Energy	6.2%

Industrials	6.0%

Consumer Staples	3.3%

Materials	3.0%

Telecommunication Services	2.8%

Utilities	1.9%

Other	7.8%

Total	100.0%

 Top Holdings % of Net Assets1

Intel Corp.	2.4%

Hewlett-Packard Co.	2.3%

Dell, Inc.	2.0%

Dr. Pepper Snapple Group, Inc.	1.9%

JPMorgan Chase & Co.	1.9%

Gilead Sciences, Inc.	1.5%

Bank of New York Mellon Corp.	1.5%

Merrill Lynch & Co., Inc.	1.4%

Schering-Plough Corp.	1.3%

McDonald’s Corp.	1.3%

Total	17.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus MarketMasters Funds

 Laudus U.S. MarketMasters Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	-39.74%	-1.75%	1.04%	2.57%
Select Shares (6/4/04)	-39.65%	n/a	n/a	-2.84%
Benchmark: S&P 500® Index	-36.10%	0.26%	0.40%	(11/18/96) 4.01%
				(6/4/04) -1.31%
Fund Category: Morningstar Large-Cap Blend	-37.22%	-0.29%	0.87%	(11/18/96) 3.70%
				(6/4/04) -1.73%

Fund Expense Ratios3: Investor Shares: Net 1.25%; Gross 1.27% / Select Shares: Net 1.07%; Gross 1.22%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

Gardner Lewis Asset Management L.P.	Large-Cap Growth	18.6%

Harris Associates L.P.	Mid/Large-Cap Value	26.2%

TCW Investment Management Company	Small/Mid-Cap Value	26.4%

Thornburg Investment Management, Inc.	Large-Cap Blend	24.8%

Cash and other assets	-	4.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus Small-Cap MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a benchmark that reflects their individual process and philosophy. The sub-adviser benchmarks may differ from the benchmark of the overall fund.

The Laudus Small-Cap MarketMasters Fund Investor Shares returned -34.34%, underperforming the benchmark Russell 2000 Index, which returned -34.16%. During the period, major equity indexes and averages, including the S&P 500 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. From an industry group standpoint, returns were down across the board led by Materials, Information Technology and Consumer Discretionary. Stock selection was particularly good in Consumer Discretionary and Health Care on a relative basis, but was ultimately offset due to the negative effect of sector allocation. Better performing securities in the fund included Alpha Natural Resources Inc. and United Therapeutics Inc., where returns were very strong on an absolute basis. Securities detracting from performance included Baldor Electric Co. and Aspen Technology Inc. The fund’s sub-advised portfolios also saw negative returns, but outperformed relative to their respective benchmarks. TAMRO materially outperformed its benchmark during the period returning -28.57%, compared to the Russell 2000, which returned -34.16%. Outperformance in the TAMRO portfolio was attributable to sector allocation, specifically an overweight in Consumer Staples and an overweight in Energy for the first eight months of the fiscal year. Tocqueville outperformed primarily due to good stock selection in Health Care and Information Technology. Neuberger Berman outperformed largely due to good stock selection, principally in Health Care and Industrials. TCW outperformed as a result of good stock selection in Financials and Health Care.

As of 10/31/08:

 Statistics

Number of Holdings	221
Weighted Average
Market Cap

($ x 1,000,000)	$1,557

Price/Earnings Ratio (P/E)	21.5

Price/Book Ratio (P/B)	1.7

Portfolio Turnover Rate	134%

 Sector Weightings % of Investments

Information Technology	19.5%

Health Care	18.5%

Consumer Discretionary	13.0%

Financials	12.4%

Industrials	10.3%

Consumer Staples	7.1%

Energy	4.3%

Materials	2.8%

Telecommunication Services	1.4%

Utilities	0.8%

Other	9.9%

Total	100.0%

 Top Holdings % of Net Assets1

Analogic Corp.	1.6%
Knight Capital Group, Inc.,

Class A	1.6%

The Hain Celestial Group, Inc.	1.5%

Argon ST, Inc.	1.2%

Teleflex, Inc.	1.2%

Perrigo Co.	1.2%

Quality Systems, Inc.	1.1%

Salix Pharmaceuticals Ltd.	1.1%

Baldor Electric Co.	1.0%

FEI Co.	1.0%

Total	12.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	-34.34%	0.80%	4.78%	3.04%
Select Shares (6/9/04)	-34.28%	n/a	n/a	-0.94%
Benchmark: Russell 2000® Index	-34.16%	1.57%	4.90%	(9/16/97) 3.09%
				(6/9/04) -0.42%
Fund Category: Morningstar Small-Cap Growth	-41.62%	-1.40%	3.91%	(9/16/97) 1.89%
				(6/9/04) -2.96%

Fund Expense Ratios3: Investor Shares: Net 1.55% ; Gross 1.64%/ Select Shares: Net 1.37%; Gross 1.59%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Value/Blend	31.9%

TCW Investment Management Company	Small/Mid-Cap Value	16.2%

Tocqueville Asset Management LP	Small-Cap Blend	26.1%

Neuberger Berman Management LLC	Small-Cap Growth	18.6%

Cash and other assets	-	7.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 9

Laudus International MarketMasters Fundtm

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a benchmark that reflects their individual process and philosophy. The sub-adviser benchmarks may differ from the benchmark of the overall fund.

Laudus MarketMasters International Fund Investor Shares returned -49.97%, underperforming the benchmark MSCI EAFE Index (Net), which returned -46.62%. During the period, major equity indexes and averages, including the S&P 500 Index and the Dow Jones Industrial Average, declined in value as fallout from the subprime mortgage and credit crisis and the threat of economic recession drove broad-market investor pessimism. International equities tended to suffer more than their domestic U.S. counterparts during the period as the economic worries intensified abroad. From an industry group allocation standpoint, the fund’s underweight to Utilities and overweight to Industrials contributed to underperformance relative to the benchmark. Stock selection also contributed to underperformance, led by selection in Consumer Discretionary and Energy. Securities detracting from the fund’s performance included Cia Vale Rio Doce and UBS Ag. Better performing securities included K&S Ag and Expro International Group. The fund’s sub-advised portfolios also saw negative returns, however some outperformed on a relative basis. The American Century portfolio underperformed its respective benchmark primarily due to weak stock selection in Energy, Consumer Discretionary, and Industrials. William Blair also underperformed as a result of negative stock selection in Financials, Consumer Discretionary, and Industrials. The Harris portfolio outperformed the benchmark MSCI EAFE Index primarily as a result of favorable hedges toward the end of the period. The Mondrian portfolio outperformed modestly against the MSCI EAFE index. Outperformance was primarily due to stock selection in high-end engineering companies. The Wentworth, Hauser, and Violich (WHV) portfolio also outperformed its benchmark, helped by good stock selection in Industrials and Materials, as well as an overweight to Energy and an underweight to Financials.

As of 10/31/08:
 Country Weightings % of Investments

United Kingdom	17.5%

Japan	12.3%

Switzerland	10.1%

France	7.0%

Germany	6.9%

Canada	4.9%

Netherlands	3.7%

Australia	3.1%

Cayman Islands	2.9%

Bermuda	2.5%

Other	29.1%

Total	100.0%

 Statistics

Number of Holdings	542
Weighted Average
Market Cap

($ x 1,000,000)	$17,561

Price/Earnings Ratio (P/E)	9.3

Price/Book Ratio (P/B)	1.6

Portfolio Turnover Rate	88%

 Sector Weightings % of Investments

Industrials	18.6%

Financials	14.6%

Consumer Discretionary	13.6%

Information Technology	9.8%

Health Care	8.9%

Consumer Staples	7.1%

Energy	6.6%

Materials	6.6%

Telecommunication Services	2.0%

Utilities	1.5%

Other	10.7%

Total	100.0%

 Top Holdings % of Net Assets1

Credit Suisse Group AG - Reg’d	1.5%

Adecco S.A. - Reg’d	1.0%

Rohm Co., Ltd.	0.9%

Daiwa Securities Group, Inc.	0.9%

Publicis Groupe	0.8%

Noble Corp.	0.8%

Potash Corp. of Saskatchewan, Inc.	0.8%

Transocean, Inc.	0.8%

SAP AG	0.8%

UBS AG - Reg’d	0.8%

Total	9.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	-49.97%	3.65%	6.31%	6.39%
Select Shares (4/2/04)	-49.91%	n/a	n/a	1.13%
Benchmark: MSCI EAFE® Index (Net)	-46.62%	3.60%	1.67%	(10/16/96) 2.40%
				(4/2/04) 0.53%
Fund Category: Morningstar Foreign Large-Cap Growth	-50.01%	2.19%	1.92%	(10/16/96) 2.73%
				(4/2/04) -0.71%
Fund Expense Ratios3: Investor Shares: 1.59% / Select Shares: Net 1.47%; Gross 1.54%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small/Mid-Cap Company Growth	19.1%

Wentworth, Hauser and Violich, Inc.	International Growth	9.8%

Harris Associates L.P.	International Value	25.3%

William Blair & Company, LLC	International Growth	20.3%

Mondrian Investment Partners Limited	International Small Company Value	18.3%

Cash and other assets	-	7.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 2/28/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Laudus MarketMasters Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2008 and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/08	at 10/31/08	5/1/08 - 10/31/08

Laudus U.S. MarketMasters Fundtm
Investor Shares
Actual Return	1.25%	$1,000	$676.90	$5.27
Hypothetical 5% Return	1.25%	$1,000	$1,018.85	$6.34
Select Shares®
Actual Return	1.07%	$1,000	$677.40	$4.51
Hypothetical 5% Return	1.07%	$1,000	$1,019.76	$5.43

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.46%	$1,000	$760.80	$6.46
Hypothetical 5% Return	1.46%	$1,000	$1,017.80	$7.41
Select Shares
Actual Return	1.37%	$1,000	$760.50	$6.06
Hypothetical 5% Return	1.37%	$1,000	$1,018.25	$6.95

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.59%	$1,000	$569.60	$6.27
Hypothetical 5% Return	1.59%	$1,000	$1,017.14	$8.06
Select Shares
Actual Return	1.47%	$1,000	$570.00	$5.80
Hypothetical 5% Return	1.47%	$1,000	$1,017.75	$7.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

12 Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.02	12.90	11.26	10.30	9.94

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.03	0.03	0.02	(0.03)
Net realized and unrealized gains (losses)	(6.01)	2.14	1.63	0.94	0.39

Total from investment operations	(5.96)	2.17	1.66	0.96	0.36
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.02)	—	—

Net asset value at end of period	9.03	15.02	12.90	11.26	10.30

Total return (%)	(39.74)	16.90	14.71	9.32	3.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	1.22 [1]	1.20 [1]	1.25	1.25
Gross operating expenses	1.34	1.27	1.37	1.38	1.39
Net investment income (loss)	0.36	0.25	0.18	0.14	(0.25)
Portfolio turnover rate	74	60	65	83	72
Net assets, end of period ($ x 1,000,000)	71	137	134	150	180

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	6/4/04[2]-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	15.06	12.93	11.30	10.32	10.42

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.06	0.04	0.02	(0.00)[3]
Net realized and unrealized gains (losses)	(6.02)	2.15	1.63	0.96	(0.10)

Total from investment operations	(5.95)	2.21	1.67	0.98	(0.10)
Less distributions:
Distributions from net investment income	(0.06)	(0.08)	(0.04)	—	—

Net asset value at end of period	9.05	15.06	12.93	11.30	10.32

Total return (%)	(39.65)	17.19	14.81	9.50	(0.96)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.07	1.04 [5]	0.97 [5]	1.07	1.07 [6]
Gross operating expenses	1.29	1.22	1.33	1.33	1.37 [6]
Net investment income (loss)	0.53	0.44	0.43	0.25	(0.08)[6]
Portfolio turnover rate	74	60	65	83	72 [4]
Net assets, end of period ($ x 1,000,000)	6	10	8	2	1
1 The ratio of net operating expenses would have been 1.25% and 1.25% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
2 Commencement of operations.
3 Per-share amount is less than $0.01.
4 Not annualized.
5 The ratio of net operating expenses would have been 1.07% and 1.07% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Annualized.

See financial notes 13

 Laudus U.S. MarketMasters Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

88.9%		Common Stock	88,747	68,661
3.9%		Foreign Common Stock	3,502	2,961
7.8%		Short-Term Investment	6,045	6,045

100.6%		Total Investments	98,294	77,667
(0	.6)%	Other Assets and Liabilities		(451)

100.0%		Net Assets		77,216

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 88.9% of net assets

Automobiles & Components 1.3%
Toyota Motor Corp.	19,200	727
WABCO Holdings, Inc.	15,400	283

		1,010

Banks 3.8%
Fifth Third Bancorp	70,011	760
First Horizon National Corp.	23,458	279
Hudson City Bancorp, Inc.	23,905	450
New York Community Bancorp, Inc.	31,570	494
People’s United Financial, Inc.	38,832	680
Synovus Financial Corp.	29,665	306

		2,969

Capital Goods 4.1%
AGCO Corp. *	6,059	191
Alliant Techsystems, Inc. *	5,500	454
Cummins, Inc.	3,093	80
Dover Corp.	12,300	391
Hexcel Corp. *	38,150	503
Joy Global, Inc.	15,000	435
McDermott International, Inc. *	13,180	226
Precision Castparts Corp.	3,405	221
Rockwell Collins, Inc.	10,700	398
SPX Corp.	7,090	274

		3,173

Commercial & Professional Supplies 0.6%
Robert Half International, Inc.	24,500	462

Consumer Durables & Apparel 0.9%
Lennar Corp., Class A	19,000	147
Snap-on, Inc.	8,385	310
Toll Brothers, Inc. *	11,000	254

		711

Consumer Services 5.9%
Burger King Holdings, Inc.	16,900	336
Carnival Corp.	38,000	965
Life Time Fitness, Inc. *	9,200	175
McDonald’s Corp.	17,100	991
Starwood Hotels & Resorts Worldwide, Inc.	36,300	818
Wynn Resorts Ltd.	5,205	315
Yum! Brands, Inc.	34,000	986

		4,586

Diversified Financials 13.2%
American Capital Ltd.	13,335	187
Bank of America Corp.	26,935	651
Bank of New York Mellon Corp.	35,500	1,157
Capital One Financial Corp.	17,200	673
CIT Group, Inc.	24,500	102
CME Group, Inc.	1,193	337
Discover Financial Services	79,250	971
Federated Investors, Inc., Class B	14,745	357
JPMorgan Chase & Co.	34,670	1,430
Knight Capital Group, Inc., Class A *	39,175	567
Legg Mason, Inc.	43,000	954
Merrill Lynch & Co., Inc.	57,350	1,066
Moody’s Corp.	11,500	294
Morgan Stanley	38,500	673
The Goldman Sachs Group, Inc.	8,383	775

		10,194

Energy 6.3%
Apache Corp.	5,300	436
Cameron International Corp. *	11,800	286
ConocoPhillips	13,170	685
CONSOL Energy, Inc.	6,600	207
Exxon Mobil Corp.	6,875	510
Gazprom - Reg’d ADR	14,000	278
Helmerich & Payne, Inc.	6,462	222
Marathon Oil Corp.	21,600	629
Murphy Oil Corp.	7,500	380
Transocean, Inc. *	7,957	655
Weatherford International Ltd. *	31,825	537

		4,825

Food & Staples Retailing 0.7%
CVS Caremark Corp.	14,075	431
Rite Aid Corp. *	215,760	105

		536

14 See financial notes

 Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 2.4%
Dr. Pepper Snapple Group, Inc. *	63,911	1,463
Tyson Foods, Inc., Class A	44,955	393

		1,856

Health Care Equipment & Services 6.0%
Alcon, Inc.	2,640	233
Baxter International, Inc.	6,595	399
Beckman Coulter, Inc.	5,500	274
Boston Scientific Corp. *	25,733	232
Cerner Corp. *	12,400	462
Eclipsys Corp. *	19,750	293
Edwards Lifesciences Corp. *	7,400	391
Express Scripts, Inc. *	4,839	293
Humana, Inc. *	17,535	519
McKesson Corp.	8,100	298
Pediatrix Medical Group, Inc. *	10,500	406
Teleflex, Inc.	9,315	494
Varian Medical Systems, Inc. *	8,240	375

		4,669

Household & Personal Products 0.2%
Avon Products, Inc.	5,200	129

Insurance 3.8%
ACE Ltd.	8,688	498
Arch Capital Group Ltd. *	9,135	637
Assurant, Inc.	11,310	288
Cincinnati Financial Corp.	16,500	429
MetLife, Inc.	7,500	249
PartnerRe Ltd.	4,500	305
The Allstate Corp.	17,310	457
The Hartford Financial Services Group, Inc.	8,294	86

		2,949

Materials 3.1%
Commercial Metals Co.	29,100	323
Cytec Industries, Inc.	10,530	298
International Flavors & Fragrances, Inc.	13,400	427
Monsanto Co.	6,916	615
Pactiv Corp. *	20,100	474
PPG Industries, Inc.	4,510	224

		2,361

Media 2.5%
Comcast Corp., Special Class A	53,750	829
DISH Network Corp., Class A *	17,000	268
Liberty Media Corp - Entertainment, Series A *	9,470	152
Liberty Media Corp. - Capital, Series A *	9,610	65
The DIRECTV Group, Inc. *	26,760	586

		1,900

Pharmaceuticals & Biotechnology 6.2%
Abbott Laboratories	5,695	314
Eli Lilly & Co.	17,855	604
Genentech, Inc. *	10,570	877
Gilead Sciences, Inc. *	25,340	1,162
Schering-Plough Corp.	70,400	1,020
Thermo Fisher Scientific, Inc. *	10,900	442
Varian, Inc. *	10,985	405

		4,824

Retailing 4.5%
American Eagle Outfitters, Inc.	18,000	200
Best Buy Co., Inc.	36,115	968
Macy’s, Inc.	27,301	336
Priceline.com, Inc. *	8,216	432
The Gap, Inc.	14,700	190
The TJX Cos., Inc.	10,780	289
Tiffany & Co.	30,500	837
Urban Outfitters, Inc. *	9,685	211

		3,463

Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	16,600	355
Broadcom Corp., Class A *	23,400	400
Intel Corp.	114,475	1,832
Maxim Integrated Products, Inc.	32,090	436
MEMC Electronic Materials, Inc. *	14,375	264
National Semiconductor Corp.	59,300	781
ON Semiconductor Corp. *	41,011	209

		4,277

Software & Services 5.1%
Accenture Ltd., Class A	9,216	305
Activision Blizzard, Inc. *	19,070	238
Adobe Systems, Inc. *	12,835	342
Amdocs Ltd. *	15,600	352
Electronic Arts, Inc. *	9,505	216
Google, Inc., Class A *	978	351
MasterCard, Inc., Class A	2,774	410
Microsoft Corp.	28,910	646
Oracle Corp. *	20,300	371
Paychex, Inc.	7,600	217
Salesforce.com, Inc. *	5,460	169
THQ, Inc. *	45,000	335

		3,952

Technology Hardware & Equipment 6.9%
Agilent Technologies, Inc. *	10,400	231
Apple, Inc. *	7,080	762
Avnet, Inc. *	13,100	219
Corning, Inc.	49,975	541
Dell, Inc. *	125,760	1,528
Hewlett-Packard Co.	45,435	1,739
Nortel Networks Corp. *	2,696	3
QUALCOMM, Inc.	7,435	285

		5,308

See financial notes 15

 Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 2.5%
AT&T, Inc.	33,800	905
Crown Castle International Corp. *	22,660	480
France Telecom S.A.	16,300	413
Level 3 Communications, Inc. *	149,800	157

		1,955

Transportation 1.4%
JetBlue Airways Corp. *	18,200	101
Southwest Airlines Co.	19,160	226
Union Pacific Corp.	10,800	721

		1,048

Utilities 2.0%
Consolidated Edison, Inc.	6,445	279
Entergy Corp.	7,720	603
Hawaiian Electric Industries, Inc.	8,340	222
Wisconsin Energy Corp.	9,195	400

		1,504

Total Common Stock (Cost $88,747)		68,661

Foreign Common Stock 3.9% of net assets

Bermuda 0.5%

Diversified Financials 0.5%
Invesco Ltd.	27,204	406

Canada 0.3%

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	4,007	202

Hong Kong 0.6%

Diversified Financials 0.3%
Hong Kong Exchanges & Clearing Ltd.	20,300	199

Telecommunication Services 0.3%
China Mobile Ltd.	27,900	244

		443

Israel 0.9%

Pharmaceuticals & Biotechnology 0.9%
Teva Pharmaceutical Industries Ltd. ADR	15,395	660

Singapore 0.5%

Semiconductors & Semiconductor Equipment 0.5%
Verigy Ltd. *	25,532	370

Switzerland 0.4%

Insurance 0.4%
Swiss Re - Reg’d	7,400	305

United Kingdom 0.7%

Insurance 0.7%
Willis Group Holdings Ltd.	21,930	575

Total Foreign Common Stock (Cost $3,502)		2,961

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 7.8% of net assets

Repurchase Agreements 7.8%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $3,999
0.03%, issued 10/31/08,
due 11/03/08	3,914	3,914

Fully collateralized by Federal Home Loan Bank
with a value of $2,002
0.03%, issued 10/31/08,
due 11/03/08	1,960	1,960

Fully collateralized by Federal Home Loan Mortgage Corp.
with a value of $177
0.03%, issued 10/31/08,
due 11/03/08	171	171

Total Short-Term Investments (Cost $6,045)		6,045

End of Investments.

(All dollar amounts are x1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $99,645 and the unrealized appreciation and depreciation were $4,330 and ($26,308), respectively, with a net unrealized depreciation of ($21,978).

*	Non-income producing security.
ADR — American Depositary Receipt
Reg’d — Registered

16 See financial notes

 Laudus U.S. MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $98,294)		$77,667
Cash		14
Foreign currency, at value (cost $5)		5
Receivables:
Investments sold		304
Dividends		67
Foreign tax reclaims		11
Prepaid expenses	+	1

Total assets		78,069

Liabilities
Payables:
Investments bought		803
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		1
Fund shares redeemed		1
Accrued expenses	+	44

Total liabilities		853

Net Assets
Total assets		78,069
Total liabilities	−	853

Net assets		$77,216
Net Assets by Source
Capital received from investors		107,687
Net investment income not yet distributed		167
Net realized capital losses		(10,011)
Net unrealized capital losses		(20,627)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$70,988		7,863		$9.03
Select Shares	$6,228		688		$9.05

See financial notes 17

 Laudus U.S. MarketMasters Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $16)		$1,735
Interest	+	181

Total investment income		1,916

Net Realized Gains and Losses
Net realized losses on investments		(4,977)
Net realized losses on foreign currency transactions	+	(6)

Net realized losses		(4,983)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(50,031)

Expenses
Investment adviser and administrator fees		1,101
Transfer agent and shareholder service fees:
Investor Shares		275
Select Shares		18
Portfolio accounting fees		65
Professional fees		45
Registration fees		27
Custodian fees		23
Shareholder reports		22
Trustees’ fees		8
Tax expense		1
Other expenses	+	4

Total expenses		1,589
Custody credits	−	1
Expense reduction by adviser and Schwab	−	117

Net expenses		1,471

Increase (Decrease) in Net Assets from Operations
Total investment income		1,916
Net expenses	−	1,471

Net investment income		445
Net realized losses		(4,983)
Net unrealized losses	+	(50,031)

Decrease in net assets from operations		($54,569)

18 See financial notes

 Laudus U.S. MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$445	$376
Net realized gains (losses)		(4,983)	16,847
Net unrealized gains (losses)	+	(50,031)	5,209

Increase (Decrease) in net assets from operations		(54,569)	22,432

Distributions to Shareholders
Distributions from net investment income
Investor Shares		294	541
Select Shares	+	39	47

Total distributions from net investment income		$333	$588

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		208	$2,695	409	$5,822
Select Shares	+	221	2,845	204	2,926

Total shares sold		429	$5,540	613	$8,748

Shares Reinvested
Investor Shares		21	$282	39	$517
Select Shares	+	2	34	3	41

Total shares reinvested		23	$316	42	$558

Shares Redeemed
Investor Shares		(1,495)	($18,325)	(1,676)	($23,334)
Select Shares	+	(185)	(2,339)	(166)	(2,331)

Total shares redeemed		(1,680)	($20,664)	(1,842)	($25,665)

Net transactions in fund shares		(1,228)	($14,808)	(1,187)	($16,359)

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,779	$146,926	10,966	$141,441
Total increase or decrease	+	(1,228)	(69,710)	(1,187)	5,485

End of period		8,551	$77,216	9,779	$146,926

Net Investment income not yet distributed			$167		$60

See financial notes 19

Laudus Small-Cap MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	13.74	14.20	13.38	12.18	11.08

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.13)	(0.14)	(0.14)
Net realized and unrealized gain (losses)	(4.59)[1]	1.81 [1]	2.08	1.34	1.24

Total income from investment operations	(4.63)	1.73	1.95	1.20	1.10
Less distributions:
Distributions from net realized gains	(0.33)	(2.19)	(1.13)	—	—

Net asset value at end of period	8.78	13.74	14.20	13.38	12.18

Total return (%)	(34.34)	13.79	15.33	9.85	9.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.48	1.51 [2]	1.48 [2]	1.55	1.55
Gross operating expenses	1.48	1.59	1.63	1.69	1.77
Net investment income (loss)	(0.38)	(0.60)	(0.82)	(0.95)	(1.08)
Portfolio turnover rate	134	83	105	94	140
Net assets, end of period ($ x 1,000,000)	64	99	95	108	129

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	6/9/04[3]-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	13.85	14.27	13.41	12.19	12.11

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	(0.04)[1]	(0.02)	(0.11)	(0.03)
Net realized and unrealized gains (losses)	(4.62)[1]	1.81 [1]	2.01	1.33	0.11

Total income from investment operations	(4.66)	1.77	1.99	1.22	0.08
Less distributions:
Distributions from net realized gains	(0.33)	(2.19)	(1.13)	—	—

Net asset value at end of period	8.86	13.85	14.27	13.41	12.19

Total return (%)	(34.28)	14.04	15.61	10.01	0.66	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.37	1.36 [5]	1.16 [5]	1.37	1.37	[6]
Gross operating expenses	1.44	1.66	1.55	1.63	1.79	[6]
Net investment income (loss)	(0.31)	(0.29)	(0.43)	(0.76)	(0.91)[6]
Portfolio turnover rate	134	83	105	94	140	[4]
Net assets, end of period ($ x 1,000,000)	260	437	7	1	0.32
1 Calculated based on average shares outstanding during the period.
2 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
3 Commencement of operations.
4 Not annualized.
5 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Annualized.

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

88.3%		Common Stock	351,721	286,267
2.0%		Foreign Common Stock	10,735	6,620
9.9%		Short-Term Investments	32,071	32,071

100.2%		Total Investments	394,527	324,958
(0	.2)%	Other Assets and Liabilities		(727)

100.0%		Net Assets		324,231

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 88.3% of net assets

Automobiles & Components 0.2%
WABCO Holdings, Inc.	44,600	819

Banks 4.1%
Bank of the Ozarks, Inc.	80,831	2,457
Fifth Third Bancorp	75,750	822
First Horizon National Corp.	60,179	717
Glacier Bancorp, Inc.	110,483	2,228
New York Community Bancorp, Inc.	90,346	1,415
People’s United Financial, Inc.	111,196	1,946
PrivateBancorp, Inc.	26,700	961
Synovus Financial Corp.	76,640	792
Wilmington Trust Corp.	66,381	1,916

		13,254

Capital Goods 6.4%
Aerovironment, Inc. *	31,100	1,117
Alliant Techsystems, Inc. *	15,795	1,304
Argon ST, Inc. *	185,111	3,861
Astec Industries, Inc. *	80,500	2,046
Axsys Technologies, Inc. *	18,000	1,188
Baldor Electric Co.	191,619	3,365
Dover Corp.	10,700	340
General Cable Corp. *	94,528	1,614
Hexcel Corp. *	96,300	1,271
Joy Global, Inc.	23,000	667
Orbital Sciences Corp. *	42,200	865
Rockwell Collins, Inc.	36,100	1,344
SPX Corp.	19,560	758
Trex Co., Inc. *	61,163	998

		20,738

Commercial & Professional Supplies 2.7%
Clean Harbors, Inc. *	11,700	767
Cornell Cos., Inc. *	42,330	964
EnergySolutions	104,100	470
FTI Consulting, Inc. *	10,400	606
Steelcase, Inc., Class A	352,062	3,274
The Geo Group, Inc. *	39,820	703
Watson Wyatt Worldwide, Inc., Class A	46,631	1,980

		8,764

Consumer Durables & Apparel 2.5%
Carter’s, Inc. *	120,894	2,568
Columbia Sportswear Co.	47,000	1,733
Lennar Corp., Class A	53,800	416
M.D.C. Holdings, Inc.	47,815	1,608
Snap-on, Inc.	24,515	906
Toll Brothers, Inc. *	31,400	726

		7,957

Consumer Services 5.7%
Bob Evans Farms, Inc.	109,270	2,282
Burger King Holdings, Inc.	42,800	851
Chipotle Mexican Grill, Inc., Class A *	21,955	1,114
Chipotle Mexican Grill, Inc., Class B *	18,700	800
Choice Hotels International, Inc.	36,323	993
Corinthian Colleges, Inc. *	213,478	3,048
DeVry, Inc.	29,000	1,644
ITT Educational Services, Inc. *	21,000	1,841
Las Vegas Sands Corp. *	59,900	850
Strayer Education, Inc.	9,050	2,048
The Cheesecake Factory, Inc. *	37,600	331
Vail Resorts, Inc. *	48,481	1,612
WMS Industries, Inc. *	41,260	1,031

		18,445

Diversified Financials 5.3%
Calamos Asset Management, Inc., Class A	181,605	1,491
Federated Investors, Inc., Class B	41,715	1,009
GAMCO Investors, Inc., Class A	64,498	2,455
Greenhill & Co., Inc.	11,100	732
KBW, Inc. *	67,606	1,980
Knight Capital Group, Inc., Class A *	348,630	5,041
Moody’s Corp.	39,600	1,014
Raymond James Financial, Inc.	118,376	2,757
Riskmetrics Group, Inc. *	48,200	743

		17,222

Energy 4.3%
Arena Resources, Inc. *	31,860	971
Bill Barrett Corp. *	24,315	496
Cameron International Corp. *	13,500	327
Comstock Resources, Inc. *	29,700	1,468

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Concho Resources, Inc. *	50,900	1,082
CONSOL Energy, Inc.	6,200	195
Global Industries Ltd. *	138,500	353
Holly Corp.	93,679	1,839
MarkWest Energy Partners L.P.	31,842	578
Murphy Oil Corp.	7,450	377
Oceaneering International, Inc. *	78,300	2,206
TETRA Technologies, Inc. *	217,500	1,514
Weatherford International Ltd. *	23,700	400
Willbros Group, Inc. *	139,273	2,157

		13,963

Food & Staples Retailing 0.9%
United Natural Foods, Inc. *	132,125	2,952

Food, Beverage & Tobacco 4.8%
Central European Distribution Corp. *	79,400	2,286
Diamond Foods, Inc.	31,400	918
Flowers Foods, Inc.	25,300	750
Lance, Inc.	113,155	2,341
The Hain Celestial Group, Inc. *	208,689	4,850
TreeHouse Foods, Inc. *	108,363	3,279
Tyson Foods, Inc., Class A	129,015	1,128

		15,552

Health Care Equipment & Services 11.6%
Allscripts Healthcare Solutions, Inc.	155,000	1,007
AMN Healthcare Services, Inc. *	138,251	1,243
Analogic Corp.	115,595	5,105
Beckman Coulter, Inc.	14,200	709
Cerner Corp. *	83,630	3,114
Eclipsys Corp. *	100,050	1,486
Edwards Lifesciences Corp. *	19,200	1,014
Greatbatch, Inc. *	104,500	2,273
ICU Medical, Inc. *	40,000	1,281
Immucor, Inc. *	51,100	1,357
IMS Health, Inc.	111,000	1,592
Kensey Nash Corp. *	42,200	1,071
LHC Group, Inc. *	40,600	1,432
Masimo Corp. *	29,600	947
NuVasive, Inc. *	32,100	1,512
Pediatrix Medical Group, Inc. *	27,120	1,048
PharMerica Corp. *	67,200	1,380
STERIS Corp.	30,200	1,028
Teleflex, Inc.	72,489	3,841
Thoratec Corp. *	79,500	1,957
Wright Medical Group, Inc. *	134,200	3,111

		37,508

Household & Personal Products 0.9%
Chattem, Inc. *	10,500	795
NBTY, Inc. *	95,310	2,227

		3,022

Insurance 1.1%
Arch Capital Group Ltd. *	26,054	1,817
Assurant, Inc.	32,510	828
PartnerRe Ltd.	11,400	772

		3,417

Materials 2.8%
Brush Engineered Materials, Inc. *	93,000	1,141
Commercial Metals Co.	74,700	829
Cytec Industries, Inc.	30,050	851
Glatfelter	262,500	2,706
International Flavors & Fragrances, Inc.	38,200	1,218
Landec Corp. *	133,000	1,244
Pactiv Corp. *	51,900	1,223

		9,212

Pharmaceuticals & Biotechnology 6.9%
Alkermes, Inc. *	217,500	2,149
Emergent Biosolutions, Inc. *	42,700	769
Illumina, Inc. *	21,900	675
Martek Biosciences Corp. *	56,700	1,691
Myriad Genetics, Inc. *	20,100	1,268
Perrigo Co.	110,969	3,773
Salix Pharmaceuticals Ltd. *	391,500	3,602
Techne Corp.	17,200	1,187
The Medicines Co. *	155,000	2,702
Thermo Fisher Scientific, Inc. *	12,200	495
United Therapeutics Corp. *	27,852	2,430
Varian, Inc. *	31,598	1,164
ViroPharma, Inc. *	45,300	568

		22,473

Real Estate 1.2%
Lexington Realty Trust	201,812	1,621
Washington Real Estate Investment Trust	73,361	2,199

		3,820

Retailing 4.4%
1-800-FLOWERS.COM, Inc., Class A *	363,500	1,945
Aaron Rents, Inc.	112,124	2,780
American Eagle Outfitters, Inc.	46,500	517
bebe stores, Inc.	221,700	1,964
Blue Nile, Inc. *	25,432	778
Fred’s, Inc., Class A	59,200	725
GameStop Corp., Class A *	34,090	934
Macy’s, Inc.	81,224	998
PetMed Express, Inc. *	94,296	1,665
The Gap, Inc.	23,900	309
Tractor Supply Co. *	32,000	1,330
Tuesday Morning Corp. *	97,961	219

		14,164

Semiconductors & Semiconductor Equipment 5.7%
Broadcom Corp., Class A *	69,400	1,185
Cabot Microelectronics Corp. *	31,500	905
Cymer, Inc. *	79,300	1,940
EMCORE Corp. *	450,000	1,602

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

FEI Co. *	156,500	3,288
Kopin Corp. *	858,000	1,991
Maxim Integrated Products, Inc.	96,775	1,316
Microsemi Corp. *	41,100	894
Silicon Image, Inc. *	461,500	2,109
Ultratech, Inc. *	210,000	3,167

		18,397

Software & Services 10.4%
Alliance Data Systems Corp. *	20,000	1,003
ANSYS, Inc. *	33,600	962
Aspen Technology, Inc. *	304,000	2,380
Concur Technologies, Inc. *	28,810	727
Epicor Software Corp. *	132,500	934
Equinix, Inc. *	13,900	868
Fair Isaac Corp.	124,000	1,933
FalconStor Software, Inc. *	136,031	409
IAC/InterActiveCorp *	38,400	643
Interwoven, Inc. *	240,000	3,026
Lionbridge Technologies, Inc. *	613,000	1,067
ManTech International Corp., Class A *	58,658	3,164
Nuance Communications, Inc. *	70,570	646
Omniture, Inc. *	73,800	849
Parametric Technology Corp. *	189,500	2,462
Perficient, Inc. *	104,000	571
Quality Systems, Inc.	94,937	3,654
RealNetworks, Inc. *	435,500	1,864
RightNow Technologies, Inc. *	143,471	944
Safeguard Scientifics, Inc. *	35,601	28
Symyx Technologies, Inc. *	142,500	628
Take-Two Interactive Software, Inc. *	154,597	1,833
THQ, Inc. *	129,000	961
TIBCO Software, Inc. *	291,000	1,499
ValueClick, Inc. *	109,000	807

		33,862

Technology Hardware & Equipment 3.0%
Agilent Technologies, Inc. *	31,500	699
Avnet, Inc. *	39,100	654
Electro Scientific Industries, Inc. *	137,000	1,147
F5 Networks, Inc. *	90,503	2,246
FLIR Systems, Inc. *	33,080	1,062
L-1 Identity Solutions, Inc. *	180,483	1,480
Riverbed Technology, Inc. *	134,363	1,684
SeaChange International, Inc. *	84,442	645

		9,617

Telecommunication Services 1.4%
Cbeyond, Inc. *	144,393	1,736
Clearwire Corp., Class A *	17,100	148
SBA Communications Corp., Class A *	128,860	2,705

		4,589

Transportation 1.2%
Allegiant Travel Co. *	16,200	645
Continental Airlines, Inc., Class B *	45,400	859
Hub Group, Inc., Class A *	19,700	619
Kirby Corp. *	20,130	691
Old Dominion Freight Line, Inc. *	40,200	1,220

		4,034

Utilities 0.8%
Consolidated Edison, Inc.	16,565	718
Hawaiian Electric Industries, Inc.	21,480	572
Wisconsin Energy Corp.	27,500	1,196

		2,486

Total Common Stock (Cost $351,721)		286,267

Foreign Common Stock 2.0% of net assets

Bermuda 0.6%

Consumer Services 0.3%
Orient-Express Hotels Ltd., Class A	78,500	966

Diversified Financials 0.3%
Invesco Ltd.	69,705	1,039

		2,005

Canada 0.5%

Food, Beverage & Tobacco 0.5%
SunOpta, Inc. *	400,789	1,647

Singapore 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Verigy Ltd. *	91,552	1,328

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings Ltd.	62,503	1,640

Total Foreign Common Stock (Cost $10,735)		6,620

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 9.9% of net assets

Repurchase Agreement 8.3%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $25,678
0.03%, issued 10/31/08,
due 11/03/08	25,163	25,163

Fully collateralized by Federal Home Loan Bank
with a value of $1,649
0.03%, issued 10/31/08,
due 11/03/08	1,613	1,613

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 1.6% of net assets
U.S. Treasury Bill
1.02%, 12/18/08 (a)	13	13
0.03%, 12/18/08 (a)	124	124
0.13%, 12/18/08 (a)	1,600	1,600
0.15%, 12/18/08 (a)	400	400
0.25%, 12/18/08 (a)	530	530
0.31%, 12/18/08 (a)	350	350
0.41%, 01/15/09 (a)	2,280	2,278

		5,295

Total Short-Term Investments (Cost $32,071)		32,071

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $403,078, and the unrealized appreciation and depreciation were $15,216 and ($93,336), respectively, with a net depreciation of ($78,120).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
Russell 2000 Index, e-mini, Long, expires 12/19/08	215	11,535	(550)

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $394,527)		$324,958
Cash		34
Receivables:
Investments sold		8,083
Due from brokers for futures		430
Fund shares sold		303
Dividends		118
Prepaid expenses	+	3

Total assets		333,929

Liabilities
Payables:
Investments bought		9,281
Investment advisers and administrator fees		30
Transfer agent and shareholder services fees		88
Fund shares redeemed		212
Accrued expenses	+	87

Total liabilities		9,698

Net Assets
Total assets		333,929
Total liabilities	−	9,698

Net assets		$324,231
Net Assets by Source
Capital received from investors		498,533
Net investment income not yet distributed		18
Net realized capital losses		(104,201)
Net unrealized capital losses		(70,119)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$64,179		7,310		$8.78
Select Shares	$260,052		29,352		$8.86

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $3)		$4,778
Interest	+	611

Total investment income		5,389

Net Realized Gains and Losses
Net realized losses on investments		(89,179)
Net realized losses on futures contracts	+	(13,503)

Net realized losses		(102,682)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(95,676)
Net unrealized losses on futures contracts	+	(606)

Net unrealized losses		(96,282)

Expenses
Investment adviser and administrator fees		5,882
Transfer agent and shareholder service fees:
Investor Shares		216
Select Shares		835
Shareholder reports		95
Portfolio accounting fees		74
Registration fees		55
Professional fees		47
Custodian fees		38
Trustees’ fees		11
Interest expense		2
Other expenses	+	11

Total expenses		7,266
Custody credits	−	7
Expense reduction by adviser and Schwab	−	266

Net expenses		6,993

Increase (Decrease) in Net Assets from Operations
Total investment income		5,389
Net expenses	−	6,993

Net investment loss		(1,604)
Net realized losses		(102,682)
Net unrealized losses	+	(96,282)

Decrease in net assets from operations		($200,568)

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment loss		($1,604)	($761)
Net realized gains (losses)		(102,682)	12,919
Net unrealized gains (losses)	+	(96,282)	10,469

Increase (Decrease) in net assets from operations		(200,568)	22,627

Distributions to Shareholders
Distributions from net realized gains
Investor Shares		2,435	14,314
Select Shares	+	10,845	1,039

Total distributions from net realized gains		$13,280	$15,353

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,337	$15,389	743	$9,969
Select Shares	+	14,764	169,600	31,680	429,281

Total shares sold		16,101	$184,989	32,423	$439,250

Shares Reinvested
Investor Shares		188	$2,278	1,070	$13,314
Select Shares	+	285	3,475	68	853

Total shares reinvested		473	$5,753	1,138	$14,167

Shares Redeemed
Investor Shares		(1,434)	($15,902)	(1,296)	($17,359)
Select Shares	+	(17,259)	(173,104)	(649)	(8,781)

Total shares redeemed		(18,693)	($189,006)	(1,945)	($26,140)

Net transactions in fund shares		(2,119)	$1,736	31,616	$427,277

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,781	536,343	7,165	$101,792
Total increase or decrease	+	(2,119)	(212,112)	31,616	434,551

End of period		36,662	$324,231	38,781	$536,343

Net investment income not yet distributed			$18		$27

See financial notes 27

Laudus International MarketMasters Fund

Financial Statements

Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
Investor Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	25.96	20.73	16.78	13.58	11.95

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.14	0.13	0.06	0.02
Net realized and unrealized gains (losses)	(12.25)	6.84	3.98	3.16	1.65

Total from investment operations	(12.05)	6.98	4.11	3.22	1.67
Less distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.16)	(0.02)	(0.04)
Distributions from net realized gains	(2.03)	(1.59)	—	—	—

Total distributions	(2.13)	(1.75)	(0.16)	(0.02)	(0.04)

Net asset value at end of period	11.78	25.96	20.73	16.78	13.58

Total return (%)	(49.97)	36.01	24.66	23.75	13.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.59	1.56 [1]	1.57 [1]	1.65	1.65
Gross operating expenses	1.59	1.59	1.64	1.74	1.89
Net investment income (loss)	0.95	0.62	0.52	0.37	0.15
Portfolio turnover rate	88	71	90	53	69
Net assets, end of period ($ x 1,000,000)	918	2,297	1,320	794	552

	11/1/07-	11/1/06-	11/1/05-	11/1/04-	4/2/04[2]-
Select Shares	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	26.00	20.77	16.81	13.61	13.64

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.15	0.19	0.08	0.02
Net realized and unrealized gains (losses)	(12.27)	6.86	3.96	3.17	(0.05)

Total from investment operations	(12.04)	7.01	4.15	3.25	(0.03)
Less distributions:
Distributions from net investment income	(0.13)	(0.19)	(0.19)	(0.05)	—
Distributions from net realized gains	(2.03)	(1.59)	—	—	—

Total distributions	(2.16)	(1.78)	(0.19)	(0.05)	—

Net asset value at end of period	11.80	26.00	20.77	16.81	13.61

Total return (%)	(49.91)	36.16	24.88	23.90	(0.22)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.48 [4]	1.44 [5]	1.39 [5]	1.47	1.47	[6]
Gross operating expenses	1.54	1.55	1.60	1.68	1.86	[6]
Net investment income (loss)	1.08	0.73	0.72	0.59	0.37	[6]
Portfolio turnover rate	88	71	90	53	69	[3]
Net assets, end of period ($ x 1,000,000)	540	1,255	628	274	81
1 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 1.47%, if tax and interest expenses had not been included.
5 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Annualized.

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

88.4%	Common Stock	1,878,850	1,289,136
0.3%	Preferred Stock	6,294	4,957
0.9%	Other Investment Companies	23,908	12,887
—%	Rights	—	—
9.7%	Short-Term Investments	140,767	140,767

99.3%	Total Investments	2,049,819	1,447,747
0.7%	Other Assets and Liabilities		10,511

100.0%	Net Assets		1,458,258

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 88.4% of net assets

Australia 3.1%

Capital Goods 0.0%
Boart Longyear Group	700,440	203

Commercial & Professional Supplies 0.2%
Transfield Services Ltd.	901,052	2,455

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	111,400	891

Diversified Financials 0.0%
ASX Ltd.	13,700	275

Energy 0.1%
WorleyParsons Ltd.	123,113	1,237

Food & Staples Retailing 0.5%
Woolworths Ltd.	406,748	7,582

Health Care Equipment & Services 0.2%
Ansell Ltd.	168,647	1,419
Sonic Healthcare Ltd.	175,400	1,603

		3,022

Insurance 0.3%
QBE Insurance Group Ltd.	262,754	4,483

Materials 0.6%
BHP Billiton Ltd. ADR	221,925	8,629
Incitec Pivot Ltd.	202,300	542

		9,171

Pharmaceuticals & Biotechnology 0.2%
CSL Ltd.	113,692	2,765

Real Estate 0.4%
Commonwealth Property Office Fund	7,569,390	6,689

Retailing 0.4%
David Jones Ltd.	1,954,708	4,026
JB Hi-Fi Ltd.	297,498	1,746

		5,772

Software & Services 0.1%
Computershare Ltd.	140,100	792

		45,337

Austria 0.2%

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	17,321	615

Pharmaceuticals & Biotechnology 0.1%
Intercell AG *	54,714	1,533

		2,148

Belgium 0.1%

Capital Goods 0.1%
Bekaert N.V.	13,000	1,279

Bermuda 2.5%

Capital Goods 0.5%
Cooper Industries Ltd., Class A	108,600	3,361
Fong’s Industries Co., Ltd. (d)	12,208,000	2,208
Ingersoll-Rand Co., Ltd., Class A	31,725	586
Noble Group Ltd.	1,700,760	1,238

		7,393

Consumer Durables & Apparel 0.2%
Arts Optical International Holdings Ltd. (d)	8,688,000	1,682
Ports Design Ltd.	455,000	529

		2,211

Diversified Financials 0.0%
Lazard Ltd., Class A	15,853	478

Energy 0.6%
Seadrill Ltd.	129,800	1,250
Weatherford International Ltd. *	451,500	7,621

		8,871

Insurance 0.2%
Catlin Group Ltd.	205,334	1,148
PartnerRe Ltd.	30,025	2,032

		3,180

Materials 0.1%
Huabao International Holdings Ltd.	3,000,000	1,936

Retailing 0.6%
Esprit Holdings Ltd.	280,600	1,595
Signet Jewelers Ltd.	669,460	6,815

		8,410

Transportation 0.3%
Cosco Pacific Ltd.	2,700,000	1,966

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pacific Basin Shipping Ltd.	4,164,000	2,230

		4,196

		36,675

Brazil 1.1%

Capital Goods 0.0%
Lupatech S.A. *	28,500	243
Weg S.A.	5,800	33

		276

Consumer Durables & Apparel 0.0%
Cyrela Brazil Realty S.A.	139,000	680

Consumer Services 0.1%
Anhanguera Educacional Participacoes S.A.	105,900	782

Diversified Financials 0.1%
BM&F BOVESPA S.A.	488,156	1,305
GP Investments Ltd. BDR *	178,100	592

		1,897

Food, Beverage & Tobacco 0.0%
SLC Agricola S.A.	80,500	416

Materials 0.5%
Companhia Vale do Rio Doce ADR	499,150	6,549
MMX Mineracao e Metalicos S.A. *	219,100	399

		6,948

Real Estate 0.1%
BR Malls Participacoes S.A. *	204,800	756

Software & Services 0.1%
Redecard S.A.	172,700	1,913

Telecommunication Services 0.2%
GVT Holding S.A. *	256,200	2,780

Transportation 0.0%
LLX Logistica S.A. *	371,700	136

		16,584

Canada 4.9%

Banks 0.1%
Laurentian Bank of Canada	49,104	1,666

Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc. *	109,100	2,544
Lululemon Athletica, Inc. *	44,200	626

		3,170

Energy 0.9%
Canadian Natural Resources Ltd.	55,150	2,786
Crescent Point Energy Trust	31,900	739
EnCana Corp.	87,120	4,426
Oilexco, Inc. *	311,000	1,308
Pacific Rubiales Energy Corp. *	157,100	586
Suncor Energy, Inc.	99,950	2,391

		12,236

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	52,100	703
Metro, Inc., Class A	53,623	1,350
Shoppers Drug Mart Corp.	110,400	4,250

		6,303

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	26,700	558

Insurance 0.1%
Manulife Financial Corp.	64,675	1,299

Materials 1.1%
Agnico-Eagle Mines Ltd.	54,700	1,509
Eastern Platinum Ltd. *	434,500	130
FNX Mining Co., Inc. *	90,100	370
Potash Corp. of Saskatchewan, Inc.	134,600	11,476
Sino-Forest Corp. *	121,400	1,136
Teck Cominco Ltd., Class B	74,600	732

		15,353

Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	137,285	2,475
Morguard Real Estate Investment Trust	285,190	2,123
Northern Property Real Estate Investment Trust	288,700	4,304

		8,902

Software & Services 0.3%
Open Text Corp. *	141,168	3,663

Telecommunication Services 0.4%
Rogers Communications, Inc., Class B	193,500	5,617

Transportation 0.8%
Canadian National Railway Co.	143,000	6,186
Canadian Pacific Railway Ltd.	129,325	5,820

		12,006

Utilities 0.0%
Fortis, Inc.	9,100	199

		70,972

Cayman Islands 2.9%

Capital Goods 0.1%
China High Speed Transmission Equipment Group Co., Ltd.	2,327,000	1,849
Suntech Power Holdings Co., Ltd. ADR *	21,200	371

		2,220

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	672,000	832

Consumer Services 0.1%
New Oriental Education & Technology Group, Inc. ADR *	25,663	1,641

Energy 1.6%
Noble Corp.	358,600	11,551
Transocean, Inc. *	139,246	11,464

		23,015

Health Care Equipment & Services 0.1%
China Medical Technologies, Inc. ADR	63,743	1,553

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Mindray Medical International Ltd. ADR	16,600	358

		1,911

Household & Personal Products 0.1%
Hengan International Group Co. Ltd.	377,000	1,052

Materials 0.4%
AMVIG Holdings Ltd.	8,908,000	5,237

Media 0.2%
Focus Media Holding Ltd. ADR *	78,700	1,458
Pico Far East Holdings Ltd. (d)	17,266,000	1,110

		2,568

Retailing 0.1%
Belle International Holdings Ltd.	549,000	264
Golden Eagle Retail Group Ltd.	1,177,000	615
New World Department Store China *	1,175,000	651

		1,530

Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd. *	3,528,000	1,068
Kingboard Chemical Holdings Ltd.	286,500	572

		1,640

		41,646

Chile 0.0%

Food & Staples Retailing 0.0%
Cencosud S.A. ADR (b)	7,244	159

China 0.2%

Capital Goods 0.1%
China South Locomotive & Rolling Stock Corp., Ltd., Class H *	4,180,125	1,478

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	849,000	1,009

Health Care Equipment & Services 0.0%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	740,000	893

		3,380

Denmark 0.9%

Capital Goods 0.1%
Vestas Wind Systems A/S *	38,200	1,565

Insurance 0.1%
Topdanmark A/S *	13,600	1,469

Materials 0.1%
Novozymes A/S, Class B	13,400	946

Pharmaceuticals & Biotechnology 0.6%
Genmab A/S *	20,600	930
Novo Nordisk A/S, Class B	153,175	8,211

		9,141

		13,121

Egypt 0.2%

Capital Goods 0.1%
ElSewedy Cables Holding Co. *	80,572	914
Orascom Construction Industries	30,011	994

		1,908

Diversified Financials 0.1%
Egyptian Financial Group-Hermes Holding S.A.E.	130,268	582

Materials 0.0%
El Ezz Steel Rebars S.A.E.	239,400	406

		2,896

Finland 0.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	15,100	197

France 6.9%

Banks 0.6%
BNP Paribas	127,251	9,188

Capital Goods 0.7%
Carbone Lorraine S.A.	174,942	5,203
Nexans S.A.	46,128	2,631
Societe Industrielle D’Aviations Latecoere S.A. (d) *	248,348	1,995

		9,829

Consumer Durables & Apparel 0.4%
LVMH Moet Hennessy Louis Vuitton S.A.	88,800	5,909

Diversified Financials 0.3%
Eurazeo	28,448	1,713
Financiere Marc de Lacharriere S.A.	54,648	2,377

		4,090

Food, Beverage & Tobacco 0.1%
Groupe Danone ADR	95,300	1,067

Health Care Equipment & Services 0.2%
bioMerieux	25,854	2,099
Orpea *	41,703	1,357

		3,456

Insurance 0.5%
April Group	26,705	969
Axa	140,310	2,680
Euler Hermes S.A.	78,662	3,875

		7,524

Media 2.1%
Ipsos	147,897	3,718
Publicis Groupe	536,000	12,114
Societe Television Francaise 1	836,500	10,725
Vivendi	182,411	4,768

		31,325

Pharmaceuticals & Biotechnology 0.2%
Boiron S.A.	125,053	2,953

Software & Services 0.1%
Altran Technologies S.A. *	197,139	991

See financial notes 31

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

UbiSoft Entertainment S.A. *	17,442	922

		1,913

Technology Hardware & Equipment 0.8%
Ingenico S.A.	43,953	686
Neopost S.A.	130,378	10,916

		11,602

Telecommunication Services 0.2%
Iliad S.A.	28,697	2,269

Transportation 0.1%
Norbert Dentressangle	25,057	1,382

Utilities 0.6%
EDF Energies Nouvelles S.A.	78,310	2,442
Sechilienne S.A.	34,440	1,322
Veolia Environnement	189,570	4,698

		8,462

		100,969

Georgia 0.0%

Diversified Financials 0.0%
Bank of Georgia - Reg’d GDR *	7,300	51

Germany 6.7%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	321,400	8,150
Daimler AG - Reg’d	278,000	9,424
ElringKlinger AG	169,697	1,358

		18,932

Capital Goods 1.3%
Bauer AG	17,653	621
Bilfinger Berger AG	196,091	8,834
MTU Aero Engines Holding AG	91,729	1,769
Pfeiffer Vacuum Technology AG	16,898	1,011
Q-Cells SE *	39,696	1,572
Roth & Rau AG *	18,559	394
SMA Solar Technology AG *	4,900	219
Solarworld AG	97,184	2,392
Vossloh AG	23,644	1,790

		18,602

Commercial & Professional Supplies 0.2%
GfK AG	116,558	2,260

Consumer Durables & Apparel 0.2%
Rational AG	24,544	2,512

Household & Personal Products 0.2%
Beiersdorf AG	47,753	2,492

Insurance 0.5%
Allianz SE - Reg’d	107,700	7,904

Materials 0.5%
BASF SE ADR	94,250	3,138
Symrise AG	344,407	4,198

		7,336

Media 0.1%
CTS Eventim AG	35,584	884

Pharmaceuticals & Biotechnology 0.6%
Gerresheimer AG	60,839	2,097
QIAGEN N.V. *	405,488	5,851
Stada Arzneimittel AG	31,476	951

		8,899

Real Estate 0.0%
Colonia Real Estate AG	14,109	36

Retailing 0.2%
Fielmann AG	63,879	3,568

Semiconductors & Semiconductor Equipment 0.0%
Manz Automation AG *	4,009	390

Software & Services 0.8%
SAP AG	321,700	11,263
Wirecard AG *	155,680	890

		12,153

Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	110,817	4,799

Utilities 0.5%
E.ON AG	125,606	4,707
RWE AG ADR	27,925	2,300

		7,007

		97,774

Greece 0.1%

Consumer Durables & Apparel 0.0%
Jumbo S.A.	6,847	69

Diversified Financials 0.1%
Hellenic Exchanges S.A.	207,094	1,810

		1,879

Hong Kong 0.4%

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	58,900	597

Real Estate 0.2%
The Link REIT	1,274,000	2,278

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	919,700	3,073

		5,948

India 1.0%

Banks 0.2%
Housing Development Finance Corp., Ltd.	56,661	2,069
Indian Bank	291,590	787

		2,856

Consumer Services 0.0%
Educomp Solutions Ltd.	13,900	646

Household & Personal Products 0.0%
Hindustan Unilever Ltd.	134,900	619

Materials 0.1%
Asian Paints Ltd.	48,661	951

Pharmaceuticals & Biotechnology 0.3%
Glenmark Pharmaceuticals Ltd.	142,772	850
Lupin Ltd.	135,846	1,855
Piramal Healthcare Ltd.	96,675	445

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sun Pharmaceutical Industries Ltd.	37,438	866

		4,016

Software & Services 0.2%
Financial Technologies (India) Ltd.	29,223	317
Infosys Technologies Ltd.	108,858	3,156

		3,473

Telecommunication Services 0.2%
Bharti Airtel Ltd. *	142,426	1,962
Tulip Telecom Ltd.	39,401	548

		2,510

		15,071

Indonesia 0.1%

Banks 0.1%
PT Bank Rakyat Indonesia	2,989,500	915

Capital Goods 0.0%
PT United Tractors Tbk	624,750	182

		1,097

Ireland 1.7%

Banks 0.4%
Anglo Irish Bank Corp. plc	234,967	754
Bank of Ireland	1,987,700	5,945

		6,699

Commercial & Professional Supplies 0.7%
Experian plc	1,921,200	10,596

Food, Beverage & Tobacco 0.1%
Glanbia plc	308,653	1,181
Kerry Group plc, Class A	18,100	403

		1,584

Health Care Equipment & Services 0.1%
United Drug plc	226,968	882

Media 0.1%
Independent News & Media plc	1,477,799	1,201

Pharmaceuticals & Biotechnology 0.3%
ICON plc ADR *	150,067	3,807

Transportation 0.0%
Ryanair Holdings plc ADR *	20,600	459

		25,228

Israel 0.5%

Capital Goods 0.2%
Elbit Systems Ltd.	61,103	2,922

Pharmaceuticals & Biotechnology 0.3%
Teva Pharmaceutical Industries Ltd. ADR	98,900	4,241

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	81

		7,244

Italy 1.8%

Automobiles & Components 0.1%
Landi Renzo S.p.A.	268,779	1,011

Capital Goods 0.2%
Astaldi S.p.A.	223,334	957
Danieli S.p.A. - Officine Meccaniche Danieli & C.	26,921	335
Prysmian S.p.A.	130,100	1,578
Trevi Finanziaria S.p.A.	57,300	666

		3,536

Consumer Durables & Apparel 0.7%
Luxottica Group S.p.A.	498,500	10,074

Energy 0.4%
ERG S.p.A.	47,300	632
Saipem S.p.A.	259,359	4,875

		5,507

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	263,473	1,839

Transportation 0.3%
Ansaldo STS S.p.A.	221,863	2,842
Autostrada Torino-Milano S.p.A.	234,103	1,831

		4,673

		26,640

Japan 12.2%

Automobiles & Components 1.2%
F.C.C. Co., Ltd.	373,100	4,655
Honda Motor Co., Ltd.	199,600	4,963
Sumitomo Rubber Industries, Ltd.	182,800	1,613
Toyota Motor Corp.	136,700	5,338
Yamaha Motor Co., Ltd.	37,300	413

		16,982

Banks 0.5%
Seven Bank Ltd.	1,280	3,686
Suruga Bank Ltd.	413,000	3,888

		7,574

Capital Goods 0.9%
Hankyu Hanshin Holdings, Inc.	349,000	1,647
JGC Corp.	31,000	332
Miura Co., Ltd.	124,100	2,549
Nippon Sheet Glass Co., Ltd.	208,000	680
Taisei Corp.	125,000	288
Takeuchi Mfg Co., Ltd.	197,800	1,604
The Japan Steel Works Ltd.	44,000	312
Toyo Tanso Co., Ltd.	13,300	464
Ushio, Inc.	383,800	5,185

		13,061

Commercial & Professional Supplies 0.7%
Aeon Delight Co., Ltd.	94,000	2,316
Daiseki Co., Ltd.	46,900	1,068
Meitec Corp.	120,000	2,371
Nissha Printing Co., Ltd.	87,100	4,843

		10,598

Consumer Durables & Apparel 0.3%
Asics Corp.	97,000	608

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Shimano, Inc.	159,700	4,568

		5,176

Consumer Services 0.1%
Saizeriya Co., Ltd.	118,800	1,763

Diversified Financials 1.3%
Daiwa Securities Group, Inc.	2,216,300	12,530
Nomura Holdings, Inc.	688,600	6,524

		19,054

Energy 0.1%
Shinko Plantech Co., Ltd.	156,200	1,232

Food & Staples Retailing 0.2%
FamilyMart Co., Ltd.	72,600	2,876
Ministop Co., Ltd.	47,100	875

		3,751

Food, Beverage & Tobacco 0.8%
Hokuto Corp.	90,900	2,407
Kikkoman Corp.	187,000	1,886
Toyo Suisan Kaisha Ltd.	161,000	4,151
Unicharm Petcare Corp.	80,000	2,823

		11,267

Health Care Equipment & Services 0.2%
So-net M3, Inc.	330	1,116
Terumo Corp.	30,200	1,259

		2,375

Household & Personal Products 0.1%
Kobayashi Pharmaceutical Co., Ltd.	47,500	1,522
Unicharm Corp.	4,100	294

		1,816

Insurance 0.1%
Aioi Insurance Co., Ltd.	261,000	1,072

Materials 0.5%
Nifco, Inc.	215,600	3,169
Taiyo Ink Mfg. Co., Ltd.	196,100	3,265
Ube Industries Ltd.	584,000	1,229

		7,663

Media 0.2%
Jupiter Telecommunications Co., Ltd.	4,724	3,165
Tokyo Broadcasting System, Inc.	28,000	496

		3,661

Pharmaceuticals & Biotechnology 0.5%
Hisamitsu Pharmaceutical Co., Inc.	26,500	1,105
Kaken Pharmaceutical Co., Ltd.	365,000	3,031
Tsumura & Co.	119,800	3,066

		7,202

Real Estate 0.6%
AEON Mall Co., Ltd.	180,300	4,451
Mitsubishi Estate Co., Ltd.	237,000	4,233

		8,684

Retailing 0.7%
ABC-Mart, Inc.	50,200	1,544
DeNA Co., Ltd.	93	208
Fast Retailing Co., Ltd.	14,500	1,546
Nitori Co., Ltd.	64,410	4,036
Point, Inc.	47,780	2,347

		9,681

Semiconductors & Semiconductor Equipment 0.9%
Rohm Co., Ltd.	269,000	12,962

Software & Services 0.9%
Capcom Co., Ltd.	230,300	5,134
Kakaku.com, Inc.	966	2,842
Net One Systems Co., Ltd.	1,076	1,755
Nintendo Co., Ltd.	9,500	3,052

		12,783

Technology Hardware & Equipment 1.3%
Canon, Inc.	151,900	5,315
Hosiden Corp.	163,400	1,716
Nippon Electric Glass Co., Ltd.	127,000	764
OMRON Corp.	766,800	10,948

		18,743

Utilities 0.1%
Osaka Gas Co., Ltd.	364,000	1,288

		178,388

Luxembourg 0.6%

Energy 0.4%
Tenaris S.A. ADR	257,525	5,302

Household & Personal Products 0.0%
Oriflame Cosmetics S.A. SDR	23,037	720

Telecommunication Services 0.2%
Millicom International Cellular S.A.	70,678	2,827

		8,849

Malaysia 0.1%

Energy 0.0%
KNM Group Berhad	3,621,025	614

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	327,200	766

		1,380

Mexico 0.8%

Consumer Durables & Apparel 0.1%
Desarrolladora Homex S.A. de C.V. ADR *	30,741	716

Diversified Financials 0.0%
Banco Compartamos S.A. de C.V.	275,400	445

Food, Beverage & Tobacco 0.2%
Fomento Economico Mexicano S.A.B. de C.V.	98,600	2,494

Media 0.5%
Grupo Televisa S.A. ADR	395,400	6,983
Megacable Holdings S.A.B. de C.V. *	428,900	666

		7,649

		11,304

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Netherlands 3.7%

Capital Goods 0.4%
Imtech N.V.	121,758	1,860
Koninklijke BAM Groep N.V.	204,537	1,818
Koninklijke Boskalis Westminster N.V. , CVA	71,443	2,358

		6,036

Consumer Durables & Apparel 0.0%
Koninklijke Ten Cate N.V.	29,941	635

Energy 1.1%
Core Laboratories N.V.	36,000	2,653
Fugro N.V., C.V.A. *	115,795	4,138
Schlumberger Ltd.	168,575	8,707

		15,498

Food & Staples Retailing 0.1%
X5 Retail Group N.V. - Reg’d GDR *	62,952	646
X5 Retail Group N.V. GDR *	9,280	95

		741

Food, Beverage & Tobacco 0.1%
Unilever N.V.	54,000	1,299

Materials 0.4%
Akzo Nobel N.V.	123,600	5,137

Pharmaceuticals & Biotechnology 0.1%
QIAGEN N.V. *	103,191	1,471

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	511,700	8,958

Technology Hardware & Equipment 0.2%
Gemalto N.V. *	107,246	3,005
Smartrac N.V. *	35,500	498

		3,503

Transportation 0.7%
Koninklijke Vopak N.V.	290,123	9,407
Smit Internationale N.V.	20,111	1,357

		10,764

		54,042

New Zealand 1.1%

Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,544,979	2,982

Health Care Equipment & Services 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	4,388,910	7,650

Materials 0.1%
Nufarm Ltd.	127,218	921

Retailing 0.1%
The Warehouse Group Ltd.	633,387	1,478

Transportation 0.2%
Auckland International Airport Ltd.	2,474,582	2,649

		15,680

Northern Ireland 0.0%

Media 0.0%
Informa plc	138,100	468

Norway 0.3%

Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	130,700	1,357

Energy 0.1%
Farstad Shipping A.S.A.	177,950	2,330

Materials 0.0%
Yara International A.S.A. ADR	7,975	170

Pharmaceuticals & Biotechnology 0.1%
Pronova BioPharma A/S *	423,653	1,101

		4,958

Republic of Korea 1.0%

Capital Goods 0.0%
Taewoong Co., Ltd.	8,700	424

Consumer Durables & Apparel 0.1%
LG Fashion Corp.	75,270	1,227

Consumer Services 0.1%
MegaStudy Co., Ltd.	6,158	692

Food, Beverage & Tobacco 0.1%
Hite Brewery Co., Ltd. *	5,000	668
Lotte Chilsung Beverage Co., Ltd.	1,670	899

		1,567

Household & Personal Products 0.1%
LG Household & Health Care Ltd.	14,464	2,066

Retailing 0.1%
CJ Home Shopping	25,574	733

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	14,000	5,903

Technology Hardware & Equipment 0.1%
Digitech Systems Co., Ltd. *	142,310	1,332

		13,944

Russia 0.0%

Food, Beverage & Tobacco 0.0%
Wimm-Bill-Dann Foods ADR *	3,700	163

Real Estate 0.0%
LSR Group O.J.S.C. - Reg’d GDR *	126,700	315

		478

Singapore 2.3%

Capital Goods 0.2%
SembCorp Marine Ltd.	2,724,000	3,385

Consumer Services 0.0%
Raffles Education Corp., Ltd.	538,000	208

Diversified Financials 0.0%
Singapore Exchange Ltd.	76,000	272

Food & Staples Retailing 0.1%
Olam International Ltd.	1,657,300	1,459

Food, Beverage & Tobacco 0.2%
Wilmar International Ltd.	1,315,000	2,274

Health Care Equipment & Services 0.2%
Parkway Holdings Ltd.	2,529,780	2,712

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Real Estate 0.3%
CapitaMall Trust	3,257,000	4,319

Telecommunication Services 0.4%
StarHub Ltd.	3,532,000	5,734

Transportation 0.7%
SIA Engineering Co., Ltd.	2,655,000	3,499
Singapore Airport Terminal Services Ltd.	3,675,000	3,733
SMRT Corp., Ltd.	3,406,000	3,588

		10,820

Utilities 0.2%
Hyflux Ltd.	2,179,000	2,338

		33,521

South Africa 0.3%

Capital Goods 0.1%
Wilson Bayly Holmes-Ovcon Ltd.	65,089	762

Pharmaceuticals & Biotechnology 0.1%
Aspen Pharmacare Holdings Ltd. *	218,861	765

Telecommunication Services 0.1%
MTN Group Ltd.	275,262	3,091

		4,618

Spain 1.9%

Banks 0.2%
Banco Santander S.A.	302,355	3,270

Capital Goods 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.	3,911	1,093

Commercial & Professional Supplies 0.4%
Prosegur, Compania de Seguridad S.A. - Reg’d	228,589	6,494

Energy 0.1%
Tecnicas Reunidas S.A.	34,161	976

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	43,688	751

Media 0.3%
Gestevision Telecinco S.A.	511,200	4,104

Pharmaceuticals & Biotechnology 0.5%
Grifols S.A.	369,926	7,362

Software & Services 0.1%
Indra Sistemas S.A.	42,600	828

Utilities 0.1%
Enagas	41,300	807
Iberdrola Renovables S.A. *	532,808	1,621

		2,428

		27,306

Sweden 0.8%

Capital Goods 0.5%
Assa Abloy AB, B Shares	597,700	6,673

Health Care Equipment & Services 0.1%
Elekta AB, Class B	146,486	1,852

Materials 0.2%
Billerud	343,900	1,942
SSAB Svenskt Stal AB, A Shares	56,200	568

		2,510

		11,035

Switzerland 10.0%

Capital Goods 0.8%
ABB Ltd. - Reg’d *	671,100	8,805
ABB Ltd. ADR	19,400	255
Burckhardt Compression Holding AG	3,847	500
Geberit AG - Reg’d	16,900	1,756
Meyer Burger Technology AG *	2,478	346

		11,662

Commercial & Professional Supplies 1.0%
Adecco S.A. - Reg’d	404,700	14,078

Consumer Durables & Apparel 0.7%
Advanced Digital Broadcast Holdings S.A. Reg’d *	30,501	828
Compagnie Financiere Richemont S.A., Series A	244,000	5,130
Swatch Group AG	29,700	4,634

		10,592

Consumer Services 0.0%
Orascom Development Holding AG *	9,705	279

Diversified Financials 2.5%
Bank Sarasin & Cie AG Class B - Reg’d	28,332	834
Credit Suisse Group AG - Reg’d	580,600	21,711
EFG International AG	27,277	587
Partners Group Holding AG	26,627	2,218
UBS AG - Reg’d *	654,811	11,110

		36,460

Food, Beverage & Tobacco 1.1%
Aryzta AG *	29,446	1,041
Nestle S.A. - Reg’d	147,916	5,752
Nestle S.A. - Reg’d ADR	239,562	9,211

		16,004

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d	5,116	1,547
Synthes, Inc.	17,938	2,315

		3,862

Insurance 0.3%
Zurich Financial Services AG - Reg’d	21,300	4,321

Materials 0.4%
Givaudan S.A. - Reg’d	8,200	5,588

Pharmaceuticals & Biotechnology 2.1%
Actelion Ltd. - Reg’d *	97,821	5,168
Basilea Pharmaceutica AG - Reg’d *	20,008	2,713
Lonza Group AG - Reg’d	35,837	2,974
Novartis AG - Reg’d.	217,000	11,015
Novartis AG ADR	73,150	3,730

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Roche Holding AG	33,730	5,158

		30,758

Real Estate 0.2%
PSP Swiss Property AG - Reg’d *	46,410	2,008
Swiss Prime Site AG - Reg’d *	37,751	1,737

		3,745

Software & Services 0.1%
Temenos Group AG - Reg’d *	58,883	738

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	129,856	7,862

		145,949

Taiwan 0.2%

Consumer Durables & Apparel 0.1%
Giant Manufacturing Co., Ltd.	849,000	2,053

Technology Hardware & Equipment 0.1%
Acer, Inc.	953,000	1,229

		3,282

Turkey 0.1%

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	48,593	981

United Arab Emirates 0.1%

Transportation 0.1%
DP World Ltd.	3,371,974	1,147

United Kingdom 17.4%

Banks 1.3%
Barclays plc	841,900	2,413
Lloyds TSB Group plc	3,216,600	10,397
Standard Chartered plc	312,660	5,167

		17,977

Capital Goods 3.0%
BAE Systems plc ADR	31,050	706
Bodycote plc	2,611,834	5,228
Chemring Group plc	67,768	1,739
Chloride Group plc	2,015,501	4,281
Cobham plc	1,465,730	4,455
PV Crystalox Solar plc	198,192	433
Qinetiq plc	799,538	2,197
Rolls-Royce Group plc *	1,104,545	5,844
Rolls-Royce Group plc, C Shares (c)*	63,179,974	—
Spirax-Sarco Engineering plc	168,515	2,187
The Weir Group plc	1,050,672	5,902
Ultra Electronics Holdings plc	410,128	7,276
VT Group plc	444,719	3,582

		43,830

Commercial & Professional Supplies 1.8%
Babcock International Group plc	261,574	1,637
Capita Group plc	433,885	4,483
Connaught plc	249,811	1,380
De La Rue plc group	287,555	4,148
G4S plc	1,849,000	5,600
Intertek Group plc	68,563	812
Serco Group plc	1,229,049	7,330

		25,390

Consumer Durables & Apparel 0.0%
The Berkeley Group Holdings plc *	34,900	420

Consumer Services 0.2%
888 Holdings plc	581,025	716
Domino’s Pizza UK & IRL plc	596,011	1,602
Greene King plc	197,169	1,018

		3,336

Diversified Financials 1.4%
BlueBay Asset Management plc	25,703	83
Cattles plc	2,358,673	1,258
IG Group Holdings plc	956,560	4,469
International Personal Finance	187,953	425
Man Group plc	507,696	2,931
Provident Financial plc	91,054	1,161
Schroders plc	799,700	10,252

		20,579

Energy 1.0%
AMEC plc	191,117	1,599
BG Group plc	232,155	3,414
Imperial Energy Corp plc *	148,800	2,036
John Wood Group plc	374,521	1,448
Lamprell plc	270,541	624
Petrofac Ltd.	181,651	1,257
Tullow Oil plc	232,269	1,973
Wellstream Holdings plc	370,664	2,588

		14,939

Food, Beverage & Tobacco 1.5%
British American Tobacco plc	167,900	4,605
British American Tobacco plc ADR	78,775	4,282
Cadbury plc ADR	13,316	492
Diageo plc	612,200	9,343
Diageo plc ADR	52,625	3,273

		21,995

Health Care Equipment & Services 0.2%
Smith & Nephew plc	68,500	627
SSL International plc	284,096	1,919

		2,546

Household & Personal Products 0.6%
Reckitt Benckiser Group plc	187,662	7,938

Insurance 0.6%
Admiral Group plc	113,877	1,688
Amlin plc	820,828	4,203
Jardine Lloyd Thompson Group plc	400,341	2,856

		8,747

Materials 1.7%
Croda International plc	517,554	4,273
Ferrexpo plc	123,347	78
Rexam plc	900,684	5,427
Rio Tinto plc ADR	51,675	9,605
Victrex plc	580,493	5,369

		24,752

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Media 1.0%
Aegis Group plc	340,819	359
British Sky Broadcasting Group plc	1,317,000	8,014
Johnston Press plc	3,024,700	1,209
Thomson Reuters plc	302,800	5,247

		14,829

Pharmaceuticals & Biotechnology 0.7%
GlaxoSmithKline plc	539,200	10,366

Retailing 0.1%
ASOS plc *	268,065	1,125

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	294,579	459

Software & Services 0.5%
Autonomy Corp. plc *	249,345	3,954
Aveva Group plc	53,508	682
Blinkx plc *	747,900	224
Micro Focus International plc	218,502	924
Playtech Ltd.	233,427	1,300

		7,084

Technology Hardware & Equipment 1.3%
Halma plc	1,008,051	2,665
Laird plc	947,421	2,488
Rotork plc	598,605	7,173
Spectris plc	352,932	2,833
Spirent Communications plc	1,256,436	1,099
TT electronics plc	3,335,210	2,540

		18,798

Telecommunication Services 0.3%
Inmarsat plc	196,700	1,341
Vodafone Group plc	1,709,993	3,290

		4,631

Transportation 0.2%
FirstGroup plc	351,100	2,317
National Express Group plc	98,100	904

		3,221

		252,962

United States 0.2%

Consumer Services 0.0%
Tim Hortons, Inc.	11,700	293

Software & Services 0.2%
Amdocs Ltd. *	100,000	2,256

		2,549

Total Common Stock (Cost $1,878,850)		1,289,136

Preferred Stock 0.3% of net assets

Brazil 0.2%

Banks 0.0%
Banco Sofisa S.A.	134,200	208

Energy 0.2%
Petroleo Brasileiro S.A.	281,100	3,025

		3,233

Germany 0.1%

Pharmaceuticals & Biotechnology 0.1%
Biotest AG	28,450	1,724

Total Preferred Stock (Cost $6,294)		4,957

Other Investment Companies 0.9% of net assets
iShares MSCI EAFE Growth Index Fund	29,400	1,345
iShares MSCI EAFE Small Cap Index Fund	232	6
iShares MSCI Emerging Markets Index Fund	354,000	9,023
iShares MSCI Japan Index Fund	234,659	2,110
World Index Share ETFs - CSI 300 China Tracker *	179,800	403

Total Other Investment Companies (Cost $23,908)		12,887

Rights 0.0% of net assets

Brazil 0.0%
Anhanguera Educacional Participacoes S.A. (c) *	3,654	—

Total Rights (Cost $—)		—

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 9.7% of net assets

Repurchase Agreements 9.7%
Fixed Income Clearing Corp.
Fully collateralized by Federal National Mortgage Association with a value of $124,088
0.03%, issued 10/31/08,
due 11/03/08	121,645	121,645
Fully collateralized by Federal Home Loan Mortgage Corp. with a value of $13,630
0.03%, issued 10/31/08,
due 11/03/08	13,355	13,355
Fully collateralized by Federal Home Loan Bank with a value of $5,679
0.03%, issued 10/31/08,
due 11/03/08	5,566	5,566

		140,566

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 12/18/08 (a)	175	175
0.15%, 12/18/08 (a)	26	26

		201

Total Short-Term Investments (Cost $140,767)		140,767

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/2008, the tax basis cost of the fund’s investments was $2,100,404 and the unrealized appreciation and depreciation were $32,510 and ($685,167), respectively, with a net unrealized depreciation of ($652,657).

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $1,044,869 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $159 or 0.0% of net assets.
(c)	Fair-valued by Management.
(d)	Illiquid security. At the period end, the value of these amounted to $6,995 or 0.5% of net assets.
ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CVA — Dutch Certificate
GDR — Global Depositary Receipt
Reg’d — Registered
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

In addition to the above the fund held the following at 10/31/08. All numbers are x1,000 except number of futures contracts.

			Unrealized
	Number of	Contract	Gains/
	Contracts	Value	(Losses) $

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/19/08	565	30,312	(144)
S & P 500 Index, Long, expires 12/18/08	80	19,346	(130)

Net unrealized losses on futures			(274)

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

11/05/2008	AUD	37	USD	24	(1)
11/06/2008	AUD	921	USD	612	2
03/31/2009	USD	7,243	EUR	5,700	1,578
05/26/2009	USD	7,622	EUR	6,000	1,644
11/04/2008	JPY	135,342	USD	1,374	(14)
11/05/2008	JPY	47,321	USD	480	1
11/05/2008	USD	656	JPY	64,586	(1)
11/06/2008	JPY	170,884	USD	1,735	(3)
11/06/2008	USD	2,732	JPY	269,074	42
04/28/2009	USD	12,612	JPY	1,232,100	604
12/16/2008	GBP	5,264	USD	8,451	(684)
12/16/2008	USD	8,451	GBP	5,264	801
07/22/2009	USD	9,575	GBP	6,000	2,102
11/04/2008	USD	342	ZAR	3,344	(23)
04/20/2009	USD	1,747	CHF	2,020	275
05/11/2009	USD	26,448	CHF	30,580	2,481
05/26/2009	USD	4,161	CHF	4,810	506

Total net unrealized gains on Forward Foreign Currency Contracts					9,310

See financial notes 39

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $2,049,819)		$1,447,747
Cash		3
Foreign currency, at value (cost $3,948)		3,953
Receivables:
Investments sold		17,637
Dividends		3,240
Fund shares sold		2,554
Foreign tax reclaims		885
Due from brokers for futures		266
Unrealized gains on forward foreign currency contracts		10,036
Prepaid expenses	+	16

Total assets		1,486,337

Liabilities
Payables:
Investments bought		25,173
Investment advisers and administrator fees		135
Transfer agent and shareholder services fees		22
Fund shares redeemed		1,799
Unrealized losses on forward foreign currency contracts		726
Accrued expenses	+	224

Total liabilities		28,079

Net Assets
Total assets		1,486,337
Total liabilities	−	28,079

Net assets		$1,458,258
Net Assets by Source
Capital received from investors		2,274,035
Net investment income not yet distributed		49,101
Net realized capital losses		(271,862)
Net unrealized capital losses		(593,016)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$918,045		77,952		$11.78
Select Shares	$540,213		45,792		$11.80

40 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2007 through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $5,232)		$66,724
Interest	+	2,451

Total investment income		69,175

Net Realized Gains and Losses
Net realized losses on investments		(256,503)
Net realized gains on foreign currency transactions		23,754
Net realized losses on futures contracts	+	(421)

Net realized losses		(233,170)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,431,344)
Net unrealized gains on foreign currency translations		13,853
Net unrealized losses on futures contracts	+	(410)

Net unrealized losses		(1,417,901)

Expenses
Investment adviser and administrator fees		34,227
Transfer agent and shareholder service fees:
Investor Shares		4,320
Select Shares		1,968
Custodian fees		1,467
Shareholder reports		177
Portfolio accounting fees		166
Tax expense		150
Registration fees		113
Professional fees		82
Interest expense		45
Trustees’ fees		29
Other expenses	+	36

Total expenses		42,780
Custody credit	−	9
Expense reduction by adviser and Schwab	−	674

Net expenses		42,097

Increase (Decrease) in Net Assets from Operations
Total investment income		69,175
Net expenses	−	42,097

Net investment income		27,078
Net realized losses		(233,170)
Net unrealized losses	+	(1,417,901)

Decrease in net assets from operations		($1,623,993)

See financial notes 41

 Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/1/07-10/31/08	11/1/06-10/31/07
Net investment income		$27,078	$17,091
Net realized gains (losses)		(233,170)	272,202
Net unrealized gains (losses)	+	(1,417,901)	515,059

Increase (Decrease) in net assets from operations		(1,623,993)	804,352

Distributions to Shareholders
Distributions from net investment income
Investor Shares		9,137	10,102
Select Shares	+	6,366	5,868

Total distributions from net investment income		15,503	15,970

Distributions from net realized gains
Investor Shares		178,846	102,732
Select Shares	+	99,234	49,061

Total distributions from net realized gains		278,080	151,793

Total distributions		$293,583	$167,763

Transactions in Fund Shares

		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		18,491	$371,099	39,201	$892,836
Select Shares	+	15,523	287,578	22,242	510,084

Total shares sold		34,014	$658,677	61,443	$1,402,920

Shares Reinvested
Investor Shares		7,243	$150,710	4,681	$95,215
Select Shares	+	4,054	84,409	2,180	44,358

Total shares reinvested		11,297	$235,119	6,861	$139,573

Shares Redeemed
Investor Shares		(36,259)	($677,223)	(19,082)	($431,924)
Select Shares	+	(22,057)	(392,324)	(6,398)	(143,587)

Total shares redeemed		(58,316)	($1,069,547)	(25,480)	($575,511)

Net transactions in fund shares		(13,005)	($175,751)	42,824	$966,982

Shares Outstanding and Net Assets
		11/1/07-10/31/08		11/1/06-10/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		136,749	$3,551,585	93,925	$1,948,014
Total increase or decrease	+	(13,005)	(2,093,327)	42,824	1,603,571

End of period		123,744	$1,458,258	136,749	$3,551,585

Net Investment income not yet distributed			$49,101		$5,187

42 See financial notes

 Laudus MarketMasters Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout
Schwab International Core Equity Fund

Each of the Laudus MarketMasters Funds offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a share class. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the funds calculate net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s

 43

 Laudus MarketMasters Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: Laudus International MarketMasters Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency

44

 Laudus MarketMasters Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 45

 Laudus MarketMasters Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk factors:

Investing in the funds may involve certain risks including, but no limited to, those described below:

The prices of common stocks and other equity-type securities held by the funds may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Average daily net assets	Fund	Fund	Fund

First $500 million	0.925%	1.17%	1.29%
$500 million to $1 billion	0.92%	1.13%	1.275%
Over $1 billion	0.91%	1.07%	1.25%

CSIM pays a portion of the advisory fees it receives to each sub-adviser in return for its services.

46

 Laudus MarketMasters Funds

Financial Notes, (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Investor Shares	1.25%	1.55%	1.65%
Select Shares	1.07%	1.37%	1.47%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

U.S. MarketMasters Fund	$—
Small-Cap MarketMasters Fund	—
International MarketMasters Fund	994

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

 47

 Laudus MarketMasters Funds

Financial Notes, (continued)

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

U.S. MarketMasters Fund	$83,482	$94,929
Small-Cap MarketMasters Fund	641,483	668,893
International MarketMasters Fund	2,309,316	2,681,415

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior period are:

	Current Period	Prior Period
	(11/01/07-10/31/08)	(11/01/06-10/31/07)

U.S. MarketMasters Fund
Investor Shares	$3	$8
Select Shares	—	—
Small-Cap MarketMasters Fund
Investor Shares	3	2
Select Shares	12	3
International MarketMasters Fund
Investor Shares	95	151
Select Shares	23	33

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Undistributed Ordinary income	$167	$—	$59,779
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	4,330	15,216	32,510
Unrealized depreciation	(26,308)	(93,336)	(685,167)
Other unrealized appreciation/(depreciation)	1	—	18

Net unrealized appreciation/(depreciation)	($21,977)	($78,120)	$(652,639)

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REIT), Partnerships and the tax deferral losses on wash sales.

48

 Laudus MarketMasters Funds

Financial Notes, (continued)

9.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Expire	Fund	Fund	Fund

2010	$3,736	$—	$—
2011	604	—	—
2012	—	—	—
2013	—	—	—
2014	—	—	—
2015	—	—	—
2016	4,321	96,182	222,918

Total	$8,661	$96,182	$222,918

The tax-basis components of distributions paid during the current and prior period were:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Current period distributions
Ordinary income	$333	$2,320	$92,896
Long-term capital gains	—	10,961	200,687
Return of Capital	—	—	—
Prior period distributions
Ordinary income	$588	$2,643	$15,970
Long-term capital gains	—	12,710	151,793
Return of Capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains from financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the funds made the following reclassifications:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Capital Shares	($1)	($1,889)	($150)
Undistributed net investment income	(5)	1,595	32,339
Net realized capital gains and losses	6	294	(32,189)

 49

 Laudus MarketMasters Funds

Financial Notes, (continued)

9.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

As of October 31, 2008, management has reviewed the tax positions for open tax periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008 the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

50

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus U.S. MarketMasters Fund, Laudus Small-Cap MarketMasters Fund, and Laudus International MarketMasters Fund (three of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements” are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

 51

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2008, qualify for the corporate dividends received deduction:

Percentage

U.S. MarketMasters Fund	100.00
Small-Cap MarketMasters Fund	25.68
International MarketMasters Fund	—

For the fiscal year ended October 31, 2008, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

U.S. MarketMasters Fund	$333
Small-Cap MarketMasters Fund	2,320
International MarketMasters Fund	61,779

The International MarketMasters Fund may elect to pass on the benefits of the foreign tax credit of $5,061 to its shareholders for the year ended October 31, 2008. The respective foreign source income on the fund is $71,535.

For the fiscal year ended October 31, 2008, the funds hereby designate the following amounts as capital gain dividends:

U.S. MarketMasters Fund	$—
Small-Cap MarketMasters Fund	10,961
International MarketMasters Fund	200,687

52

Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including Laudus U.S. MarketMasters Fund, Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, and the individual subadvisory agreements between CSIM and Harris Associates L.P., TCW Investment Management Company, Thornburg Investment Management, Inc. and Gardner Lewis Asset Management L.P. relating to Laudus U.S. MarketMasters Fund; CSIM and Neuberger Berman Management Inc., TAMRO Capital Partners, LLC, TCW Investment Management Company and Tocqueville Asset Management LP relating to Laudus Small-Cap MarketMasters Fund; and CSIM and American Century Global Investment Management, Inc., Harris Associates L.P., William Blair & Company, LLC, Mondrian Investment Partners Limited (“Mondrian”) and Wentworth, Hauser & Violich (“WHV”) relating to the Laudus International MarketMasters Fund (collectively, the “Sub-Advisers”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The Trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisers, as appropriate. The Board also discusses with CSIM the funds’ operations and CSIM’s ability, consistent with the “manager of managers” structure of each of the funds to (i) identify and recommend to the trustees sub-advisers for each fund, (ii) monitor and oversee the performance and investment capabilities of each sub-adviser, and (iii) recommend the replacement of a sub-adviser when appropriate.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisers, dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisers; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and

 53

quality of services provided by CSIM since the Trustees had last considered approval of the Agreements. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. In addition, the Trustees considered that many of the funds’ shareholders are also brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the funds and the resources each dedicates to the funds. In this regard, the Trustees evaluated among other things, each Sub-Adviser’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisers to the funds and the resources of CSIM, and its affiliates, and the Sub-Advisers dedicated to the funds supported renewal of the Agreements.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and the Sub-Advisers to other similarly managed mutual funds and to other types of accounts, such as separate accounts, pooled vehicles and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisers, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM and the Sub-Advisers from their relationship with the funds, such as whether, by virtue of its management of the funds, CSIM or any Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisers and their respective affiliates. The Board also considered the profitability of the Sub-Advisers with respect to the sub-advisory services they provide to the funds, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by CSIM, and not by the funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and CSIM. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisers is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense

54

waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the funds and concluded that the compensation under the Agreements with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

In addition to the foregoing, at the meeting of the Board of Trustees held on May 16, 2008, the Board approved the renewal of the sub-advisory agreements with Mondrian and WHV, which were initially approved by the Board at a meeting held on May 23, 2006. The sub-advisory agreements’ initial two-year term was due to expire on May 23, 2008, before the June 2, 2008 meeting, at which time the rest of the sub-advisory agreements were scheduled to be approved. Therefore, at the meeting held on May 16, 2008, based on the factors discussed above, the Board, including all of the Independent Trustees, approved the continuation of the sub-advisory agreements with Mondrian and WHV for an interim period through June 30, 2008.

 55

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

56

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 57

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

58

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 59

Notes

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Laudus Fundstm

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

Laudus Rosenberg Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Laudus Rosenberg Long/Short Funds
Laudus Rosenberg Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributor Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on recycled paper.	MFR13812-11

COMMAND PERFORMANCETM

Annual report dated October 31, 2008 enclosed.

Schwab® International Core Equity Fund

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document faster via email.

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This wrapper is not part of the shareholder report.

Schwab® International Core Equity Fund

Annual Report
October 31, 2008

Schwab® International Core Equity Fund

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab® International Core Equity Fund

Investor Shares (Ticker Symbol: SICVX)	-41.50%
Select Shares® (Ticker Symbol: SICSX)	-41.50%
Institutional Shares (Ticker Symbol: SICNX)	-41.50%
Benchmark: MSCI EAFE Index® (Net)	-41.44%
Fund Category: Morningstar Foreign Large-Cap Blend	-42.19%

Performance Details	pages 6-7

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Total returns are since inception date of 5/30/08.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc.
The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab International Core Equity Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year has been a particularly tumultuous and trying time for many investors. Domestic and international markets have suffered significant declines amidst falling real estate valuations, tightening credit, and price volatility.

During periods like this, the most natural instinct is to react emotionally rather than strategically. Making confident investment decisions as prices are swinging wildly is one of the hardest tasks for any investor. However, trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed investment plan that focuses on asset-allocation and diversification is the best way to weather the inevitable ups and downs of the market.

Throughout my career I’ve seen nine notable downturns in the market, but in every case the markets eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. We’re here to provide the guidance and support you need – whatever type of investor you are.

Thank you for investing with us.

Sincerely,

Diversification strategies do not assure a profit and do not protect against losses in declining markets.

2 Schwab International Core Equity Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, investors experienced one of the most difficult periods in financial history. Both domestically and abroad, corporations and economies faced significant headwinds, while governments across the world grappled with interventionist policy designed to provide stability and infuse liquidity. In this environment, investors became extremely cautious about owning anything other than assets that carried government guarantees, such as U.S. Treasuries. Equity markets reacted emphatically to these unusual economic conditions, and prices declined meaningfully across most major equity indexes and averages.

In these difficult times, I want to emphasize that all of us here at Schwab are committed to the disciplined management of your money. I encourage you to read the Investment Environment and Fund Summary on the following pages where our portfolio management team details the previous year’s market conditions and the impact on our fund.

During this period of market uncertainty, it is more important than ever to ensure that your portfolio allocation reflects your goals and tolerance for risk while not losing sight of your investment strategy. While there may be a temptation to compromise an established investment plan when faced with volatility, we encourage you to carefully consider any changes to your portfolio and to contact your Schwab financial consultant or independent investment adviser if appropriate.

Should you have any questions about our funds, we are always available at 1-800-435-4000. Thank you for investing with us.

Sincerely,

Schwab International Core Equity Fund 3

The Investment Environment

Over the past several months, international markets experienced broad-based volatility and turmoil as the credit crisis deepened and investors expressed pessimism over future global growth. Similar to conditions in the domestic markets resulting from the financial crisis in the U.S., conditions in international markets eroded as lending among major international financial institutions became more restricted and cautious investors migrated to the safety of more secure assets, in many cases shunning equities in favor of government-backed securities. In addition, commodity and currency prices that had been propping up international returns fell significantly toward the end of the period, compounding the problems of already difficult investment conditions.

International markets were relatively stronger than the U.S. market in the beginning of the period, as inflated commodity and currency prices buoyed returns. However, equity valuations dropped meaningfully toward the end of the period as prices fell and credit woes became more entrenched. Commodity prices surged toward the middle of the period, with oil prices moving upward of $147 dollars a barrel in July, while gold also rose to new highs. However, by October, oil prices had fallen sharply below $65 a barrel, and major international currencies, with the exception of the Hong Kong dollar and the Japanese yen, depreciated against the U.S. dollar.

In an effort to stabilize markets and improve liquidity within the larger global economy, a number of major central banks announced coordinated measures to stabilize markets and heal the financial system, injecting funds into money markets and implementing joint rate cuts toward the end of the period. In an unprecedented move, the Fed, the Bank of Canada, the Bank of England, the European Central Bank (ECB), and Sveriges Riksbank simultaneously cut interest rates by 50 basis points in October, while the Swiss National Bank reduced its target by 25 basis points.

Despite the international response to tenuous economic conditions, markets across the globe suffered markedly. When looking at the MSCI EAFE Index, which is usually seen as a bellwether for international equity markets, returns for the period were solidly negative in all major sectors. For the reporting period ending October 31, 2008, the MSCI EAFE Index was down approximately -42%. In terms of sector performance, Materials was the poorest performing sector, down -57%, followed by Industrials and Financials, which were both down -48%. Though still negative, Health Care was a relatively better performing sector, returning -17% for the period. The MSCI EAFE Index is weighted most heavily toward the Financials sector, which amplified the negative return of the index as a whole.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-30.08%	S&P 500® Index: measures U.S. large-cap stocks

-27.45%	Russell 2000® Index: measures U.S. small-cap stocks

-41.44%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

-2.64%	Lehman Brothers U.S. Aggregate Bond Index[1]: measures the U.S. bond market

0.81%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

[1]	Please note that the index’s name has changed to Barclays Capital U.S. Aggregate Bond Index.

4 Schwab International Core Equity Fund

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Eric Thaller, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in January 2008, he worked for 12 years in quantitative analysis and asset management.

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis at other investment firms.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab International Core Equity Fund 5

Schwab® International Core Equity Fund

The Schwab International Core Equity Fund Investor Shares returned -41.50% for the period since inception, compared to the benchmark MSCI EAFE Index (Net), which returned -41.44%. In general, major equity indexes experienced heightened volatility and extreme price declines throughout the period as turmoil in the global financial sector and a lack of confidence in the world economy contributed to investor pessimism and a flight to the safety of government backed assets. In many cases international and emerging markets experienced more pronounced sell offs than domestic markets.

All industry groups in the Fund experienced negative returns over the period. Holdings in economically sensitive areas of the market such as Capital Goods, Diversified Financials and Automobile & Components were the most negative in the fund, where returns were down more than 50% on average. Stocks in these industries that weighed on relative performance included ING Group N.V. and MAN AG, both down around 70% for the period. Helping the Fund on a relative basis were our positions in a number of the defensive segments of the market: Food, Healthcare Equipment & Services and Pharmaceuticals. On average these stocks, including Sanofi Aventis S.A., Novartis AG and Synthes Inc., were down less than 20%, significantly less than the benchmark.

The portfolio management team remained focused on its disciplined investment process. Risk management was of the utmost importance given the volatile market conditions and the fund was broadly diversified by position and maintained similar geographic and industry weightings as the MSCI EAFE Index benchmark.

As of 10/31/08:

 Country Weightings % of Investments

Japan	22.5%

United Kingdom	21.9%

France	9.0%

Germany	8.9%

Switzerland	6.2%

Hong Kong	4.9%

Australia	4.7%

Spain	4.4%

Others	17.5%

Total	100.0%

 Statistics

Number of Holdings	145
Weighted Average
Market Cap

($ x 1,000,000)	$34,697

Price/Earnings Ratio (P/E)	7.4

Price/Book Ratio (P/B)	1.2

Portfolio Turnover Rate[1]	56%

 Sector Weightings % of Investments

Financials	21.7%

Health Care	14.3%

Industrials	13.5%

Consumer Discretionary	9.1%

Energy	8.0%

Consumer Staples	7.9%

Materials	6.9%

Information Technology	5.6%

Utilities	4.6%

Telecommunication Services	4.5%

Other	3.9%

Total	100.0%

 Top Holdings % Net Assets2

BP plc	2.6%

Royal Dutch Shell plc, Class B	2.4%

Sanofi-Aventis	2.3%

Novartis AG - Reg’d	2.3%

Telefonica S.A.	2.2%

France Telecom S.A.	1.9%

BG Group plc	1.9%

Banco Santander S.A.	1.9%

BHP Billiton Ltd.	1.8%

Bayer AG	1.7%

Total	21.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

6 Schwab International Core Equity Fund

 Schwab® International Core Equity Fund

Performance Summary as of 10/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (5/30/08)	-41.50%
Select Shares (5/30/08)	-41.50%
Institutional Shares (5/30/08)	-41.50%
Benchmark: MSCI EAFE Index®(Net)*	-41.44%
Fund Category: Morningstar Foreign Large-Cap Blend	-42.19%

Fund Expense Ratios3: Investor Shares: Net 1.10%; Gross 1.27% / Select Shares: Net 0.95%; Gross 1.12% /
             Institutional Shares: Net 0.86%; Gross 1.12%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the 5/1/08 prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/10. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab International Core Equity Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning May 30, 2008, commencement of operations, and held through October 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/30/08	at 10/31/08	5/30/08 - 10/31/08

Schwab International Core Equity Fundtm
Investor Shares
Actual Return	1.10%	$1,000	$585.00	$3.69
Hypothetical 5% Return	1.10%	$1,000	$1,016.52	$4.70
Select Shares®
Actual Return	0.95%	$1,000	$585.00	$3.19
Hypothetical 5% Return	0.95%	$1,000	$1,017.15	$4.06
Institutional Shares
Actual Return	0.86%	$1,000	$585.00	$2.89
Hypothetical 5% Return	0.86%	$1,000	$1,017.53	$3.67

[1]	Based on the expense ratio for the period 5/30/08 through 10/31/08; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period (from 5/30/08 through 10/31/08), multiplied by the 155 days of the period, and divided by the 366 days of the fiscal year.

8 Schwab International Core Equity Fund

Schwab International Core Equity Fund

Financial Statements

Financial Highlights

	5/30/08[1]-
Investor Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains (losses)	(4.20)

Total from investment operations	(4.15)

Net asset value at end of period	5.85

Total return (%)	(41.50)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.10	[3]
Gross operating expenses	1.52	[3]
Net investment income (loss)	1.37	[3]
Portfolio turnover rate	56	[2]
Net assets, end of period ($ x 1,000,000)	21

	5/30/08[1]-
Select Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gains (losses)	(4.22)

Total from investment operations	(4.15)

Net asset value at end of period	5.85

Total return (%)	(41.50)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.95	[3]
Gross operating expenses	1.36	[3]
Net investment income (loss)	1.49	[3]
Portfolio turnover rate	56	[2]
Net assets, end of period ($ x 1,000,000)	9
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 9

 Schwab International Core Equity Fund

Financial Highlights continued

	5/30/08[1]-
Institutional Shares	10/31/08

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gains (losses)	(4.21)

Total from investment operations	(4.15)

Net asset value at end of period	5.85

Total return (%)	(41.50)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[3]
Gross operating expenses	1.39	[3]
Net investment income (loss)	1.67	[3]
Portfolio turnover rate	56	[2]
Net assets, end of period ($ x 1,000,000)	3
1 Commencement of operations.
2 Not annualized.
3 Annualized.

10 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings as of October 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.1%	Common Stock	50,901	31,102
1.3%	Other Investment Companies	481	446
3.9%	Short-Term Investment	1,288	1,288

99.3%	Total Investments	52,670	32,836
0.7%	Other Assets and Liabilities		220

100.0%	Net Assets		33,056

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 94.1% of net assets

Australia 4.7%

Diversified Financials 0.3%
Challenger Financial Services Group Ltd.	55,622	62
Macquarie Group Ltd.	1,426	28

		90

Energy 0.4%
Woodside Petroleum Ltd.	5,006	141

Materials 3.3%
Amcor Ltd.	69,562	269
BHP Billiton Ltd.	31,241	600
BlueScope Steel Ltd.	60,855	179
Boral Ltd.	14,692	44

		1,092

Software & Services 0.2%
Computershare Ltd.	7,937	45

Utilities 0.5%
AGL Energy Ltd.	18,418	173

		1,541

Austria 0.8%

Banks 0.8%
Erste Group Bank AG	10,672	284

Brazil 0.2%

Materials 0.2%
Companhia Siderurgica Nacional S.A.	5,500	73

Canada 0.2%

Capital Goods 0.2%
Bombardier, Inc., Class B	17,900	69

China 1.5%

Banks 1.3%
Bank of China Ltd., Class H	330,000	96
China Construction Bank Corp., Class H	397,000	197
Industrial & Commercial Bank of China Ltd., Class H	319,000	150

		443

Real Estate 0.2%
Shui On Land Ltd.	257,000	58

		501

Denmark 1.0%

Pharmaceuticals & Biotechnology 1.0%
H. Lundbeck A/S	2,200	39
Novo Nordisk A/S, Class B	5,275	283

		322

Finland 0.4%

Software & Services 0.2%
TietoEnator Oyj	4,210	47

Technology Hardware & Equipment 0.2%
Nokia Oyj	4,978	76

		123

France 8.9%

Automobiles & Components 0.2%
Renault S.A.	1,967	60

Capital Goods 1.6%
Alstom S.A.	996	49
Schneider Electric S.A.	3,187	191
Vallourec S.A.	1,741	195
Vinci S.A.	2,109	76

		511

Insurance 0.9%
Axa	15,503	296

Media 1.4%
Publicis Groupe	8,445	191
Vivendi S.A.	10,551	276

		467

Pharmaceuticals & Biotechnology 2.3%
Sanofi-Aventis	12,237	775

Software & Services 0.6%
Cap Gemini S.A.	5,816	188

Telecommunication Services 1.9%
France Telecom S.A.	25,375	640

		2,937

See financial notes 11

 Schwab International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Germany 8.9%

Automobiles & Components 0.6%
Daimler AG - Reg’d	5,812	197

Banks 0.9%
Aareal Bank AG	18,742	149
Commerzbank AG	13,437	143

		292

Capital Goods 1.4%
Bilfinger Berger AG	866	39
MAN AG	6,919	338
MTU Aero Engines Holding AG	3,715	72

		449

Consumer Durables & Apparel 1.1%
Adidas AG	10,444	363

Health Care Equipment & Services 1.0%
Fresenius Medical Care AG & Co. KGaA	7,646	339

Insurance 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	406	53

Materials 0.4%
BASF SE	4,228	139

Pharmaceuticals & Biotechnology 2.5%
Bayer AG	10,258	562
Merck KGaA	3,015	266

		828

Retailing 0.7%
Fielmann AG	4,303	240

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d	2,358	32

		2,932

Greece 1.2%

Banks 1.1%
Alpha Bank A.E.	24,383	356

Consumer Services 0.1%
OPAP S.A.	2,340	51

		407

Hong Kong 4.9%

Capital Goods 1.1%
Hutchison Whampoa Ltd.	65,000	351

Consumer Durables & Apparel 0.2%
Texwinca Holdings Ltd.	132,000	62

Energy 0.5%
CNOOC Ltd.	204,000	168

Real Estate 0.3%
Cheung Kong (Holdings) Ltd.	12,000	115

Utilities 2.8%
CLP Holdings Ltd.	69,500	469
Hongkong Electric Holdings Ltd.	82,000	442

		911

		1,607

Ireland 0.1%

Banks 0.1%
The Governor and Company of the Bank of Ireland	11,439	34

Italy 1.9%

Capital Goods 0.2%
Prysmian S.p.A.	5,766	70

Diversified Financials 0.8%
IFIL Investments S.p.A.	78,820	244

Media 0.4%
Seat Pagine Gialle S.p.A. *	1,615,272	142

Real Estate 0.5%
Pirelli & C. Real Estate S.p.A.	24,186	172

		628

Japan 22.4%

Banks 2.5%
Kiyo Holdings, Inc.	195,000	315
The Daishi Bank Ltd.	15,000	59
The Keiyo Bank Ltd.	15,000	67
The San-in Godo Bank Ltd.	25,000	179
The Sumitomo Trust & Banking Co., Ltd.	46,000	213

		833

Capital Goods 4.3%
Asahi Glass Co., Ltd.	35,000	220
Itochu Corp.	38,000	201
Kajima Corp.	37,000	107
Marubeni Corp.	24,000	93
Mitsubishi Corp.	10,400	174
Mitsubishi Electric Corp.	64,000	397
Mitsui & Co., Ltd.	18,000	175
Sumitomo Corp.	4,700	41

		1,408

Commercial & Professional Supplies 0.2%
Toppan Forms Co., Ltd.	6,900	64

Consumer Durables & Apparel 1.7%
Panasonic Corp.	34,000	547

Diversified Financials 0.5%
Acom Co., Ltd.	30	1
Aiful Corp.	15,000	70
Hitachi Capital Corp.	12,400	99

		170

Food, Beverage & Tobacco 3.7%
Asahi Breweries Ltd.	28,700	474
Nisshin Seifun Group, Inc.	35,500	385
Toyo Suisan Kaisha Ltd.	14,000	361

		1,220

Health Care Equipment & Services 0.3%
Suzuken Co., Ltd.	4,400	94

Household & Personal Products 0.4%
Shiseido Co., Ltd.	7,000	144

Insurance 1.0%
Tokio Marine Holdings, Inc.	10,900	336

12 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 1.2%
Nippon Steel Corp.	95,000	320
Ube Industries Ltd.	35,000	73

		393

Media 0.1%
Toei Co., Ltd.	9,000	35

Real Estate 1.3%
Nomura Real Estate Holdings, Inc.	22,500	441

Retailing 0.2%
Rakuten, Inc.	106	53

Software & Services 0.2%
Hitachi Software Engineering Co., Ltd.	4,000	56

Technology Hardware & Equipment 2.8%
Canon, Inc.	14,300	500
Hitachi Ltd.	45,000	211
Ricoh Co., Ltd.	18,000	194
Seiko Epson Corp.	2,500	38

		943

Transportation 1.2%
Mitsui O.S.K. Lines Ltd.	35,000	183
Nippon Yusen Kabushiki Kaisha	45,000	217

		400

Utilities 0.8%
Electric Power Development Co., Ltd.	8,800	262

		7,399

Luxembourg 0.0%

Diversified Financials 0.0%
Reinet Investments S.C.A. *	139	1

Mexico 0.2%

Materials 0.2%
Grupo Mexico S.A.B. de C.V., Series B	71,272	64

Netherlands 1.3%

Diversified Financials 0.8%
ING Groep N.V. CVA	28,545	268

Technology Hardware & Equipment 0.5%
Gemalto N.V. *	5,918	166

		434

Norway 0.0%

Software & Services 0.0%
Ementor A.S.A. *	4,000	12

Portugal 0.3%

Telecommunication Services 0.3%
Portugal Telecom SGPS S.A. - Reg’d	14,194	93

Republic of Korea 0.4%

Consumer Services 0.3%
Kangwon Land, Inc.	9,000	92

Food, Beverage & Tobacco 0.1%
KT&G Corp.	571	37

		129

Singapore 0.2%

Transportation 0.2%
Singapore Airlines Ltd.	7,000	54

Spain 4.4%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	3,124	36
Banco Santander S.A.	57,732	625

		661

Diversified Financials 0.2%
Corporacion Financiera Alba S.A.	2,221	65

Telecommunication Services 2.2%
Telefonica S.A.	39,409	730

		1,456

Sweden 2.4%

Banks 1.3%
Nordea Bank AB	52,800	423

Capital Goods 1.1%
AB SKF, B Shares	6,000	55
Alfa Laval AB	13,300	96
Scania AB, B Shares	27,900	229

		380

		803

Switzerland 6.1%

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	1,020	21

Energy 0.1%
Petroplus Holdings AG *	1,348	36

Food, Beverage & Tobacco 1.3%
Nestle S.A. - Reg’d	11,407	444

Health Care Equipment & Services 1.6%
Straumann Holding AG	159	27
Synthes, Inc.	3,870	499

		526

Insurance 0.1%
Zurich Financial Services AG - Reg’d	222	45

Pharmaceuticals & Biotechnology 2.3%
Novartis AG - Reg’d.	14,801	751

See financial notes 13

 Schwab International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 0.6%
Logitech International S.A. - Reg’d *	13,784	206

		2,029

United Kingdom 21.7%

Banks 1.3%
HSBC Holdings plc	9,463	112
Lloyds TSB Group plc	96,308	311

		423

Capital Goods 0.8%
BAE Systems plc	46,315	260

Commercial & Professional Supplies 0.2%
Regus plc	104,380	79

Consumer Services 1.3%
Compass Group plc	89,152	415

Diversified Financials 1.8%
Man Group plc	36,769	212
Provident Financial plc	18,419	235
Tullett Prebon plc	35,490	136

		583

Energy 6.9%
BG Group plc	43,132	634
BP plc	105,049	856
Royal Dutch Shell plc, Class B	29,705	806

		2,296

Food, Beverage & Tobacco 2.2%
British American Tobacco plc	15,013	412
Cadbury plc	35,669	327

		739

Materials 1.5%
Anglo American plc	10,189	256
Antofagasta plc	18,024	111
BHP Billiton plc	7,303	124

		491

Pharmaceuticals & Biotechnology 3.2%
AstraZeneca plc	11,802	500
GlaxoSmithKline plc	28,636	551

		1,051

Retailing 0.7%
HMV Group plc	77,366	124
WH Smith plc *	17,849	107

		231

Software & Services 0.3%
Logica plc	101,448	113

Transportation 1.0%
Stagecoach Group plc	105,927	318

Utilities 0.5%
Drax Group plc	18,409	171

		7,170

Total Common Stock (Cost $50,901)		31,102

Other Investment Companies 1.3% of net assets

United States 1.3%
iShares MSCI EAFE Index Fund	10,000	446

Total Other Investment Companies (Cost $481)		446

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 3.9% of net assets

Repurchase Agreement 3.9%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Bank
with a value of $1,314
0.03%, issued 10/31/08,
due 11/03/08	1,288	1,288

Total Short-Term Investment (Cost $1,288)		1,288

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $52,734 and the unrealized appreciation and depreciation were $114 and ($20,012), respectively, with a net unrealized depreciation of ($19,898).

At 10/31/08, the prices of certain foreign securities held by the fund aggregating $30,795, were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.
CVA — Dutch Certificate
Reg’d — Registered

14 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $52,670)		$32,836
Foreign currency, at value (cost $150)		149
Receivables:
Dividends		93
Fund shares sold		20
Due from investment adviser		3
Foreign tax reclaims	+	1

Total assets		33,102

Liabilities
Payables:
Fund shares redeemed		18
Accrued expenses	+	28

Total liabilities		46

Net Assets
Total assets		33,102
Total liabilities	−	46

Net assets		$33,056
Net Assets by Source
Capital received from investors		59,665
Net investment income not yet distributed		404
Net realized capital losses		(7,184)
Net unrealized capital losses		(19,829)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$21,257		3,636		$5.85
Select Shares	$9,121		1,559		$5.85
Institutional Shares	$2,678		458		$5.85

See financial notes 15

 Schwab International Core Equity Fund

Statement of
Operations
For May 30, 2008* through October 31, 2008. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $25)		$547
Interest	+	20

Total investment income		567

Net Realized Gains and Losses
Net realized losses on investments		(7,152)
Net realized gains on foreign currency transactions	+	44

Net realized losses		(7,108)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(19,834)
Net unrealized gains on foreign currency translations	+	5

Net unrealized losses		(19,829)

Expenses
Investment adviser and administrator fees		186
Transfer agent and shareholder service fees:
Investor Shares		36
Select Shares		7
Institutional Shares		2
Registration fees		33
Custodian fees		32
Professional fees		22
Shareholder reports		9
Portfolio accounting fees		5
Trustees’ fees		2
Other expenses	+	2

Total expenses		336
Expense reduction by adviser and Schwab	−	97

Net expenses		239

Increase (Decrease) in Net Assets from Operations
Total investment income		567
Net expenses	−	239

Net investment income		328
Net realized losses		(7,108)
Net unrealized losses	+	(19,829)

Decrease in net assets from operations		($26,609)

*	Commencement of operations.

16 See financial notes

 Schwab International Core Equity Fund

Statements of
Changes in Net Assets
For the current period only. All numbers are x 1,000.

Operations

		5/30/08*-10/31/08
Net investment income		$328
Net realized losses		(7,108)
Net unrealized losses	+	(19,829)

Decrease in net assets from operations		(26,609)

Transactions in Fund Shares

		5/30/08*-10/31/08
		SHARES	VALUE

Shares Sold
Investor Shares		4,667	$46,199
Select Shares		2,361	23,461
Institutional Shares	+	458	4,508

Total shares sold		7,486	$74,168

Shares Redeemed
Investor Shares		(1,031)	($8,130)
Select Shares		(802)	(6,373)
Institutional Shares	+	-	-

Total shares redeemed		(1,833)	($14,503)

Net transactions in fund shares		5,653	$59,665

Shares Outstanding and Net Assets
		5/30/08*-10/31/08
		SHARES	NET ASSETS
Beginning of period		-	$-
Total increase	+	5,653	33,056

End of period		5,653	$33,056

Net Investment income not yet distributed			$404

*	Commencement of operations.

See financial notes 17

 Schwab International Core Equity Fund

Financial Notes

1. Business Structure of the Funds

The fund discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab International Core Equity Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab International Core Equity Fund commenced operations on May 30, 2008. The fund offers three classes of shares: Investor Shares, Select Shares®, and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary

18

 Schwab International Core Equity Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which the fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the fund on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

 19

 Schwab International Core Equity Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. The fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be

20

 Schwab International Core Equity Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3.	Risk factors:

Investing in the fund may involve certain risks including, but not limited to, those described below:

The prices of common stocks and other equity-type securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities; adverse conditions affecting the general economy; overall market declines; world political, social, and economic instability; and currency fluctuations.

The values of, and income generated by, most debt securities held by the fund, if any, may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in a fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and setting portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

4.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.81%
$500 million to $1 billion	0.79%
Over $1 billion	0.77%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
Institutional Shares	0.05%	0.05%

 21

 Schwab International Core Equity Fund

Financial Notes (continued)

4.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2010, as follows:

Investor Shares	1.10%
Select Shares	0.95%
Institutional Shares	0.86%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2008, there were no security transactions with other Schwab funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity by the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There were no borrowings from the line of credit by the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

7.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended October 31, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$88,137	$29,617

22

 Schwab International Core Equity Fund

Financial Notes (continued)

8.	Redemption Fee:
(All dollar amounts are x 1,000)

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the period are:

Current Period
(05/30/08–10/31/08)
Investor Shares	$15
Select Shares	7
Institutional Shares	1

9.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary income	$405
Undistributed long-term capital gains	—
Unrealized appreciation	114
Unrealized depreciation	(20,012)
Other unrealized appreciation/(depreciation)	5

Net unrealized appreciation/(depreciation)	($19,983)

The primary differences between book-basis and tax-basis are unrealized appreciation or unrealized depreciation of investments in Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REIT), Partnerships and the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the fund had capital loss carry forwards of $7,120 available to offset future net capital gains before October 31, 2016.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of October 31, 2008, the fund made the following reclassifications:

Capital Shares	$—
Undistributed net investment income	76
Net realized capital gains and losses	(76)

As of October 31, 2008, management has reviewed the tax positions for current tax periods and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for the tax years before 2003.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab International Core Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab International Core Equity Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period “May 30, 2008 (commencement) through October 31, 2008” presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 12, 2008

24

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

The fund may designate dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

The fund may elect to pass on the benefits of the foreign tax credit of $25 to its shareholders for the year ended October 31, 2008. The respective foreign source income on the fund is $560.

 25

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 25, 2008, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab International Core Equity Fund under the investment advisory agreement between Schwab Capital Trust (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the fund under the Agreement. In recognition of the fact that the fund had not yet commenced operations, the Board also considered information previously provided by CSIM in May 2007 in connection with the Board’s consideration of the renewal of the Agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of the year, including information that relates to operations and performance of these other funds. The Independent Trustees received advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

At the meeting held on February 25, 2008, the Board, including a majority of the Independent Trustees approved the amendment to the Agreement with respect to the fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services to be provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2. CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3. the fund’s estimated expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement relating to the fund reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the fund and the resources of CSIM and its affiliates will dedicate to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the fund’s shareholders are expected to be either brokerage clients of Schwab or clients of investment advisers who use Schwab for certain brokerage and administrative services. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported approval of the Agreement with respect to the fund.

Performance. With regard to fund performance, since the fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives and strategies advised by CSIM in determining whether to approve the Agreement. The Trustees also considered both risk and shareholder risk expectations for the fund

26

and the appropriateness of the benchmark that would be used to compare the performance of the fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees considered the effects of CSIM’s and Schwab’s commitment to waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported approval of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees considered information that was previously provided by CSIM with respect to other funds it manages regarding profitability and how this information might reasonably be expected to be predictive of profitability to CSIM under the Agreement with respect to the fund. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the fund.

Economies of Scale. Recognizing that the fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement as it relates to the fund and concluded that the compensation under the Agreement relating to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of Renewal of Investment Advisory Agreement

In addition to the approvals described above, the Board approved the renewal of the Agreement with respect to all the series in the Trust, including Schwab International Core Equity Fund, at a Meeting held on June 2, 2008. The Board calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the Agreement and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 16, 2008, and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement as it relates to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2. the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

 27

4. the profitability of CSIM and its affiliates, including Schwab with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement with respect to the fund. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement with respect to the fund but it recognized that the fund has only been in operation for a very short period of time. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements with respect to the fund were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this analysis, the Board recognized that the fund was newly organized and was still relatively small in size. Based on this evaluation the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

28

Trustees and Officers

The tables below give information as of October 31, 2008, about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of October 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served(1))	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 29

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab(2) 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	None.

Walter W. Bettinger II(2) 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

30

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served(3))	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 31

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

32

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR45077-00

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees

2008: $1,207,707	2007 : $943,025

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees

For services rendered to Registrant:

2008: $86,911	2007: $60,057
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees

For services rendered to Registrant:

2008: $95,808	2007: $68,760
Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees

For services rendered to Registrant:

2008: $14,285	2007: $13,158

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2008: $-	2007: $188,361
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

2008: $-	2007: $2,541,476
(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Institutional Select S&P 500 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, and Schwab Fundamental Emerging Markets Index Fund are filed under this Item.

Schwab International Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.0%	Common Stock	1,093,011	1,144,821
0.2%	Preferred Stock	3,449	2,361
— %	Rights	—	—
1.9%	Other Investment Companies	19,968	22,310
1.3%	Short-Term Investment	15,037	15,037

100.4%	Total Investments	1,131,465	1,184,529
(0.4) %	Other Assets and Liabilities, Net		(5,097)

100.0%	Total Net Assets		1,179,432

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.0% of net assets

Australia 4.9%

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	252,721	2,963
Commonwealth Bank of Australia	213,109	5,825
National Australia Bank Ltd.	250,857	4,070
St. George Bank Ltd.	91,790	1,717
Westpac Banking Corp.	298,794	4,100

		18,675

Commercial & Professional Supplies 0.1%
Brambles Ltd.	196,396	1,048

Diversified Financials 0.1%
Macquarie Group Ltd.	41,564	825

Energy 0.4%
Origin Energy Ltd.	145,723	1,528
Santos Ltd.	99,415	900
Woodside Petroleum Ltd.	78,317	2,213

		4,641

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	135,409	1,946
Woolworths Ltd.	176,829	3,296

		5,242

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	375,713	1,436

Insurance 0.3%
AMP Ltd.	283,951	1,033
QBE Insurance Group Ltd.	147,956	2,524
Suncorp-Metway Ltd.	148,012	797

		4,354

Materials 1.2%
BHP Billiton Ltd.	569,033	10,932
Newcrest Mining Ltd.	74,314	1,022
Rio Tinto Ltd.	50,532	2,614

		14,568

Pharmaceuticals & Biotechnology 0.2%
CSL Ltd.	90,137	2,192

Real Estate 0.3%
Westfield Group	305,649	3,376

Telecommunication Services 0.2%
Telstra Corp., Ltd.	750,720	2,066

		58,423

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	33,336	889

Energy 0.1%
OMV AG	25,065	802

Telecommunication Services 0.0%
Telekom Austria AG	54,842	674

		2,365

Belgium 0.5%

Banks 0.2%
Dexia S.A.	129,799	690
KBC GROEP N.V.	34,679	1,491

		2,181

Diversified Financials 0.1%
Fortis NPV	358,772	416
Groupe Bruxelles Lambert S.A.	13,694	1,006

		1,422

Food, Beverage & Tobacco 0.1%
InBev N.V.	33,347	1,345
See financial notes.      1

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Materials 0.1%
Solvay S.A., Class A	9,904	921

		5,869

Bermuda 0.1%

Retailing 0.1%
Esprit Holdings Ltd.	171,000	972

Canada 6.5%

Banks 1.9%
Bank of Montreal	82,275	2,936
Bank of Nova Scotia	162,452	5,417
Canadian Imperial Bank of Commerce	63,437	2,877
National Bank of Canada	31,831	1,194
Royal Bank of Canada	112,546	4,374
The Toronto-Dominion Bank	106,837	5,045

		21,843

Capital Goods 0.1%
Bombardier, Inc., Class B	239,456	924

Energy 1.8%
Cameco Corp.	53,209	871
Canadian Natural Resources Ltd.	20,258	1,022
Canadian Oil Sands Trust	80,433	2,158
Enbridge, Inc.	59,980	2,083
EnCana Corp.	79,102	4,019
Husky Energy, Inc.	141,844	4,260
Imperial Oil Ltd.	16,983	601
Nexen, Inc.	30,764	489
Petro-Canada	43,798	1,095
Suncor Energy, Inc.	74,490	1,789
Talisman Energy, Inc.	44,819	443
TransCanada Corp.	91,572	2,767

		21,597

Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	67,700	2,606

Insurance 0.4%
Manulife Financial Corp.	80,594	1,613
Power Corp. of Canada	25,638	557
Power Financial Corp.	18,838	471
Sun Life Financial, Inc.	97,223	2,287

		4,928

Materials 1.1%
Agnico-Eagle Mines Ltd.	22,340	616
Agrium, Inc.	25,529	978
Barrick Gold Corp.	137,399	3,142
Goldcorp, Inc.	107,739	2,015
Kinross Gold Corp.	59,751	622
Potash Corp. of Saskatchewan, Inc.	52,112	4,436
Teck Cominco Ltd., Class B	72,800	725
Yamana Gold, Inc.	109,204	521

		13,055

Real Estate 0.0%
Brookfield Asset Management, Inc., Class A	25,995	455

Technology Hardware & Equipment 0.4%
Research In Motion Ltd. *	78,948	3,997

Telecommunication Services 0.4%
BCE, Inc.	132,156	3,841
Rogers Communications, Inc., Class B	26,458	768

		4,609

Transportation 0.2%
Canadian National Railway Co.	32,195	1,398
Canadian Pacific Railway Ltd.	25,153	1,138

		2,536

		76,550

Denmark 0.6%

Banks 0.1%
Danske Bank A/S	90,729	1,343

Capital Goods 0.1%
Vestas Wind Systems A/S *	30,401	1,245

Pharmaceuticals & Biotechnology 0.3%
Novo Nordisk A/S, Class B	82,083	4,400

Transportation 0.1%
AP Moller — Maersk A/S, Series B	159	915

		7,903

Finland 1.1%

Materials 0.1%
UPM-Kymmene Oyj	83,482	1,181

Technology Hardware & Equipment 0.8%
Nokia Oyj	640,831	9,816

Utilities 0.2%
Fortum Oyj	68,798	1,691

		12,688
2      See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
France 11.1%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	23,759	1,223
Renault S.A.	30,704	941

		2,164

Banks 1.6%
BNP Paribas	152,296	10,996
Credit Agricole S.A.	147,374	2,132
Societe Generale	100,890	5,499

		18,627

Capital Goods 1.0%
Alstom S.A.	32,032	1,587
Bouygues S.A.	42,577	1,813
Compagnie de Saint-Gobain	58,875	2,272
Schneider Electric S.A.	43,256	2,593
Vallourec S.A.	8,759	980
Vinci S.A.	82,453	2,967

		12,212

Consumer Durables & Apparel 0.4%
Hermes International	12,189	1,573
LVMH Moet Hennessy Louis Vuitton S.A.	40,824	2,717

		4,290

Consumer Services 0.1%
Accor S.A.	37,106	1,443

Energy 1.9%
Total S.A.	399,919	22,001

Food & Staples Retailing 0.3%
Carrefour S.A.	96,720	4,086

Food, Beverage & Tobacco 0.6%
Groupe Danone	88,271	4,915
Pernod Ricard S.A.	36,514	2,378

		7,293

Health Care Equipment & Services 0.1%
Essilor International S.A.	32,662	1,465

Household & Personal Products 0.2%
L’Oreal S.A.	40,437	3,062

Insurance 0.5%
Axa	294,219	5,621

Materials 0.5%
Air Liquide S.A.	45,075	3,890
Lafarge S.A.	24,338	1,609

		5,499

Media 0.4%
Vivendi S.A.	195,392	5,107

Pharmaceuticals & Biotechnology 0.9%
Sanofi-Aventis	175,336	11,109

Real Estate 0.2%
Unibail-Rodamco	13,688	2,053

Retailing 0.1%
PPR	12,173	776

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	926

Telecommunication Services 0.7%
France Telecom S.A.	317,295	8,001

Utilities 1.3%
Electricite de France	45,959	2,761
GDF Suez	242,859	10,810
Veolia Environnement	59,345	1,471

		15,042

		130,777

Germany 8.8%

Automobiles & Components 2.0%
Bayerische Motoren Werke AG	54,349	1,378
Continental AG	27,067	1,112
Daimler AG — Reg’d	165,404	5,607
Volkswagen AG	24,193	15,396

		23,493

Banks 0.1%
Commerzbank AG	120,704	1,285

Capital Goods 0.9%
MAN AG	19,617	959
Siemens AG	152,678	8,978

		9,937

Consumer Durables & Apparel 0.1%
Adidas AG	34,078	1,184

Diversified Financials 0.5%
Deutsche Bank AG — Reg’d	95,335	3,561
Deutsche Boerse AG	33,200	2,597

		6,158

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	30,500	1,351
See financial notes.     3

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)
Insurance 0.9%
Allianz SE — Reg’d	77,200	5,666
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	34,994	4,543

		10,209

Materials 0.8%
BASF SE	162,824	5,375
K+S AG	24,700	957
Linde AG	23,686	1,960
ThyssenKrupp AG	57,028	1,080

		9,372

Pharmaceuticals & Biotechnology 0.7%
Bayer AG	127,406	6,974
Merck KGaA	10,800	954

		7,928

Software & Services 0.4%
SAP AG	146,240	5,120

Telecommunication Services 0.6%
Deutsche Telekom AG — Reg’d	505,762	7,420

Transportation 0.1%
Deutsche Post AG — Reg’d	150,627	1,652

Utilities 1.6%
E.ON AG	341,651	12,803
RWE AG	74,676	6,122

		18,925

		104,034

Greece 0.2%

Banks 0.2%
Alpha Bank A.E.	65,044	950
National Bank of Greece S.A.	67,942	1,492
Piraeus Bank S.A.	55,440	703

		3,145

Hong Kong 1.3%

Banks 0.1%
Hang Seng Bank Ltd.	121,836	1,520

Capital Goods 0.1%
Hutchison Whampoa Ltd.	336,370	1,818

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	180,018	1,825

Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	244,628	2,349
Sun Hung Kai Properties Ltd.	242,604	2,126
Swire Pacific Ltd., Class A	167,890	1,182

		5,657

Utilities 0.4%
CLP Holdings Ltd.	323,080	2,179
Hong Kong & China Gas Co., Ltd.	673,200	1,186
Hongkong Electric Holdings Ltd.	218,000	1,175

		4,540

		15,360

Ireland 0.2%

Banks 0.1%
Allied Irish Banks plc	138,658	738

Materials 0.1%
CRH plc	87,100	1,914

		2,652
Italy 3.3%

Automobiles & Components 0.1%
Fiat S.p.A.	126,888	1,007

Banks 1.3%
Banca Monte dei Paschi di Siena S.p.A.	595,701	1,156
Banco Popolare Societa Cooperativa	109,760	1,369
Intesa Sanpaolo	1,599,904	5,855
UniCredit S.p.A.	2,258,854	5,530
Unione di Banche Italiane S.c.p.A.	102,112	1,723

		15,633

Energy 0.9%
Eni S.p.A.	422,226	10,078

Insurance 0.4%
Assicurazioni Generali S.p.A.	200,193	5,056

Telecommunication Services 0.2%
Telecom Italia S.p.A.	1,808,111	2,077

Utilities 0.4%
Enel S.p.A.	714,308	4,779

		38,630

Japan 18.3%

Automobiles & Components 2.5%
Bridgestone Corp.	106,657	1,865
Denso Corp.	71,600	1,395
Honda Motor Co., Ltd.	264,039	6,565
Nissan Motors Co., Ltd.	337,196	1,675
4      See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Toyota Motor Corp.	451,003	17,612

		29,112

Banks 2.0%
Mitsubishi UFJ Financial Group, Inc.	1,671,579	10,504
Mizuho Financial Group, Inc.	1,908	4,659
Resona Holdings, Inc.	948	994
Sumitomo Mitsui Financial Group, Inc.	1,318	5,284
The Bank of Yokohama Ltd.	214,000	1,038
The Sumitomo Trust & Banking Co., Ltd.	253,950	1,176

		23,655

Capital Goods 1.7%
Asahi Glass Co., Ltd.	143,000	899
Daikin Industries Ltd.	43,300	974
Fanuc Ltd.	31,300	2,085
Itochu Corp.	237,000	1,252
Komatsu Ltd.	140,609	1,546
Mitsubishi Corp.	241,000	4,040
Mitsubishi Electric Corp.	303,000	1,878
Mitsubishi Heavy Industries Ltd.	565,000	1,812
Mitsui & Co., Ltd.	284,000	2,752
Sumitomo Corp.	188,000	1,654
Sumitomo Electric Industries Ltd.	124,000	1,004

		19,896

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	87,000	1,028
Secom Co., Ltd	38,500	1,468

		2,496

Consumer Durables & Apparel 0.9%
Nikon Corp.	55,000	775
Panasonic Corp.	328,912	5,297
Sharp Corp.	144,785	1,033
Sony Corp.	167,500	3,970

		11,075

Diversified Financials 0.5%
Daiwa Securities Group, Inc.	240,045	1,357
Nomura Holdings, Inc.	328,000	3,108
ORIX Corp.	16,000	1,644

		6,109

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	106,200	1,018
Seven & I Holdings Co., Ltd.	133,203	3,740

		4,758

Food, Beverage & Tobacco 0.5%
Asahi Breweries Ltd.	66,000	1,089
Japan Tobacco, Inc.	750	2,661
Kirin Holdings Co., Ltd.	136,000	1,504

		5,254

Health Care Equipment & Services 0.1%
Terumo Corp.	26,000	1,084

Household & Personal Products 0.3%
Kao Corp.	86,619	2,533
Shiseido Co., Ltd.	56,000	1,152

		3,685

Insurance 0.7%
Mitsui Sumitomo Insurance Group Holdings, Inc.	70,562	1,961
Sompo Japan Insurance, Inc.	149,000	1,044
T&D Holdings, Inc.	37,000	1,413
Tokio Marine Holdings, Inc.	129,500	3,995

		8,413

Materials 0.9%
JFE Holdings, Inc.	91,000	2,322
Nippon Steel Corp.	969,000	3,261
Shin-Etsu Chemical Co., Ltd.	60,560	3,219
Sumitomo Metal Industries Ltd.	564,000	1,451

		10,253

Pharmaceuticals & Biotechnology 1.1%
Astellas Pharma, Inc.	79,370	3,197
Daiichi Sankyo Co., Ltd.	105,500	2,163
Eisai Co., Ltd.	41,000	1,330
Shionogi & Co., Ltd.	59,000	1,004
Takeda Pharmaceutical Co., Ltd.	115,200	5,724

		13,418

Real Estate 0.6%
Mitsubishi Estate Co., Ltd.	195,502	3,492
Mitsui Fudosan Co., Ltd.	135,777	2,368
Sumitomo Realty & Development Co., Ltd.	74,000	1,206

		7,066

Retailing 0.1%
Yamada Denki Co., Ltd.	15,000	817

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	28,000	934

Software & Services 0.5%
Nintendo Co., Ltd.	18,239	5,860
See financial notes.     5

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 1.8%
Canon, Inc.	190,995	6,683
Fujifilm Holdings Corp.	79,811	1,837
Fujitsu Ltd.	326,000	1,282
Hitachi Ltd.	544,079	2,554
Hoya Corp.	69,607	1,271
Keyence Corp.	6,000	1,150
Kyocera Corp.	29,500	1,733
Murata Manufacturing Co., Ltd.	32,574	1,123
NEC Corp.	321,000	952
Ricoh Co., Ltd.	94,000	1,011
Toshiba Corp.	471,178	1,703

		21,299

Telecommunication Services 1.2%
KDDI Corp.	519	3,112
Nippon Telegraph & Telephone Corp.	1,405	5,734
NTT DoCoMo, Inc.	2,615	4,147
SOFTBANK Corp.	140,000	1,379

		14,372

Transportation 0.7%
Central Japan Railway Co.	272	2,235
East Japan Railway Co.	596	4,241
Mitsui O.S.K. Lines Ltd.	175,000	914
West Japan Railway Co.	285	1,254

		8,644

Utilities 1.5%
Chubu Electric Power Co., Inc.	106,100	2,778
Kyushu Electric Power Co., Inc.	66,493	1,524
Osaka Gas Co., Ltd.	310,000	1,097
The Kansai Electric Power Co., Inc.	130,000	3,260
The Tokyo Electric Power Co., Inc.	192,890	5,463
Tohoku Electric Power Co., Inc.	74,800	1,680
Tokyo Gas Co., Ltd.	376,201	1,618

		17,420

		215,620

Luxembourg 0.3%

Diversified Financials 0.0%
Reinet Investments S.C.A. *	11,728	121

Materials 0.3%
ArcelorMittal	131,278	3,408

		3,529

Netherlands 2.6%

Capital Goods 0.3%
European Aeronautic Defence & Space Co.	61,252	1,019
Koninklijke (Royal) Philips Electronics N.V.	173,665	3,209

		4,228

Diversified Financials 0.3%
ING Groep N.V. CVA	338,890	3,179

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	201,081	2,159

Food, Beverage & Tobacco 0.7%
Heineken N.V.	43,960	1,483
Unilever N.V. CVA	286,417	6,902

		8,385

Insurance 0.1%
Aegon N.V.	180,648	751

Materials 0.2%
Akzo Nobel N.V.	42,995	1,787
Koninklijke DSM N.V.	30,304	844

		2,631

Media 0.1%
Reed Elsevier N.V.	110,328	1,475

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	72,039	1,261
STMicroelectronics N.V.	99,193	808

		2,069

Telecommunication Services 0.4%
Koninklijke (Royal) KPN N.V.	301,146	4,241

Transportation 0.1%
TNT N.V.	69,631	1,469

		30,587

Norway 0.5%

Capital Goods 0.1%
Orkla A.S.A.	136,763	911

Energy 0.3%
StatoilHydro A.S.A.	206,245	4,148

Telecommunication Services 0.1%
Telenor A.S.A.	117,795	703

		5,762
6     See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. — Reg’d	622,781	724

Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. — Reg’d	186,107	1,224

Utilities 0.1%
EDP — Energias de Portugal S.A.	391,312	1,333

		3,281

Singapore 0.6%

Banks 0.4%
DBS Group Holdings Ltd.	175,246	1,338
Oversea-Chinese Banking Corp., Ltd.	437,552	1,479
United Overseas Bank Ltd.	214,682	1,941

		4,758

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,221,237	2,055

		6,813

Spain 4.6%

Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	636,477	7,387
Banco de Sabadell S.A.	185,508	1,265
Banco Popular Espanol S.A.	197,744	1,800
Banco Santander S.A.	1,064,785	11,516

		21,968

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	37,491	1,392

Energy 0.4%
Compania Espanola de Petroleos S.A.	18,285	1,618
Repsol YPF S.A.	154,504	2,938

		4,556

Retailing 0.1%
Industria de Diseno Textil S.A.	35,569	1,202

Telecommunication Services 1.2%
Telefonica S.A.	787,405	14,579

Transportation 0.1%
Abertis Infraestructuras S.A.	58,657	1,007

Utilities 0.8%
Gas Natural SDG S.A.	45,433	1,398
Iberdrola S.A.	834,123	6,037
Union Fenosa S.A.	94,389	2,003

		9,438

		54,142

Sweden 1.5%

Banks 0.4%
Nordea Bank AB	346,815	2,780
Skandinaviska Enskilda Banken AB, A Shares	92,075	912
Svenska Handelsbanken AB, A Shares	82,642	1,519

		5,211

Capital Goods 0.3%
Atlas Copco AB, A Shares	107,348	900
Sandvik AB	179,447	1,165
Volvo AB, B Shares	188,427	985

		3,050

Diversified Financials 0.1%
Investor AB, B Shares	68,068	1,026

Retailing 0.3%
Hennes & Mauritz AB, B Shares	82,874	2,972

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	519,093	3,534

Telecommunication Services 0.1%
TeliaSonera AB	367,528	1,617

		17,410

Switzerland 8.8%

Capital Goods 0.5%
ABB Ltd. — Reg’d *	399,623	5,243

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	55,033	1,157

Diversified Financials 1.4%
Credit Suisse Group AG — Reg’d	171,263	6,404
Julius Baer Holding AG — Reg’d	36,647	1,434
UBS AG — Reg’d *	489,839	8,311

		16,149
See financial notes.     7

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Food, Beverage & Tobacco 2.1%
Nestle S.A.	649,334	25,251

Insurance 0.6%
Swiss Re — Reg’d	62,331	2,599
Zurich Financial Services AG — Reg’d	24,047	4,879

		7,478

Materials 0.4%
Holcim Ltd. — Reg’d	33,680	1,913
Syngenta AG — Reg’d	16,162	3,021

		4,934

Pharmaceuticals & Biotechnology 3.6%
Novartis AG — Reg’d.	448,364	22,758
Roche Holding AG	119,112	18,215
Roche Holding AG — Bearer Shares	8,014	1,239

		42,212

Telecommunication Services 0.1%
Swisscom AG — Reg’d	4,232	1,293

		103,717

United Kingdom 20.6%

Banks 3.3%
Barclays plc	1,360,383	3,900
HBOS plc	899,840	1,473
HSBC Holdings plc	2,043,280	24,201
Lloyds TSB Group plc	1,023,922	3,309
Royal Bank of Scotland Group plc	2,730,432	3,008
Standard Chartered plc	195,106	3,225

		39,116

Capital Goods 0.4%
BAE Systems plc	605,754	3,405
Rolls-Royce Group plc *	309,529	1,638
Rolls-Royce Group plc, C Shares (a)*	17,705,058	—

		5,043

Commercial & Professional Supplies 0.1%
Capita Group plc	102,892	1,063

Diversified Financials 0.1%
Man Group plc	266,983	1,541

Energy 5.4%
BG Group plc	580,504	8,536
BP plc	3,179,649	25,919
Royal Dutch Shell plc, Class A	588,320	16,306
Royal Dutch Shell plc, Class B	454,943	12,334

		63,095

Food & Staples Retailing 0.7%
J Sainsbury plc	253,705	1,159
Tesco plc	1,344,869	7,369

		8,528

Food, Beverage & Tobacco 2.2%
British American Tobacco plc	295,319	8,100
Cadbury plc	219,834	2,019
Diageo plc	440,768	6,726
Imperial Tobacco Group plc	169,744	4,550
Unilever plc	214,819	4,826

		26,221

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	101,843	4,308

Insurance 0.5%
Aviva plc	425,163	2,536
Prudential plc	452,313	2,272
Standard Life plc	401,148	1,553

		6,361

Materials 1.8%
Anglo American plc	220,873	5,542
BHP Billiton plc	381,998	6,486
Rio Tinto plc	146,707	6,853
Xstrata plc	100,849	1,725

		20,606

Media 0.2%
Reed Elsevier plc	184,124	1,616
WPP Group plc	214,518	1,283

		2,899

Pharmaceuticals & Biotechnology 2.4%
AstraZeneca plc	245,264	10,394
GlaxoSmithKline plc	887,702	17,065
Shire Ltd.	93,522	1,226

		28,685

Real Estate 0.1%
Land Securities Group plc	77,701	1,379

Retailing 0.1%
Marks & Spencer Group plc	275,748	978

Telecommunication Services 1.7%
BT Group plc	1,365,430	2,566
Vodafone Group plc	8,956,795	17,230

		19,796

Utilities 1.2%
British Energy Group plc	169,549	2,028
Centrica plc	619,690	3,045
National Grid plc	408,987	4,607
8       See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Scottish & Southern Energy plc	146,282	2,867
United Utilities Group plc	107,747	1,217

		13,764

		243,383

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,366	1,209

Total Common Stock (Cost $1,093,011)		1,144,821

Preferred Stock 0.2% of net assets

Germany 0.2%
Porsche Automobil Holding SE	14,600	1,276
Volkswagen AG	17,600	1,085

Total Preferred Stock (Cost $3,449)		2,361

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)	358,772	—

Total Rights (Cost $—)		—

Other Investment Companies 1.9% of net assets

United States 1.9%
iShares MSCI EAFE Index Fund	500,000	22,310

Total Other Investment Companies (Cost $19,968)		22,310

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.3% of net assets

Citibank, London Time Deposit
0.56%, 11/03/08	15,037	15,037

Total Short-Term Investments (Cost $15,037)		15,037

End of Investments.
At 10/31/08, the tax basis cost of the fund’s investments was $1,152,853, and the unrealized appreciation and depreciation were $262,911 and ($231,235), respectively, with a net unrealized appreciation of $31,676.
At 10/31/08, the prices of certain foreign securities held by the fund aggregating $1,069,354 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA — Dutch Certificate

Reg’d — Registered
See financial notes.      9

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.9%	Common Stock	1,216,052	1,009,483
1.1%	Foreign Common Stock	19,828	12,097
—%	Preferred Stock	1,124	356
—%	Rights	44	54
4.9%	Short-Term Investments	52,705	52,705

99.9%	Total Investments	1,289,753	1,074,695
0.1%	Other Assets and Liabilities, Net		945

100.0%	Total Net Assets		1,075,640

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 93.9% of net assets

Automobiles & Components 0.4%
American Axle & Manufacturing Holdings, Inc.	24,385	88
ArvinMeritor, Inc.	109,012	645
Cooper Tire & Rubber Co.	89,123	680
Dana Holding Corp. *	90,271	171
Drew Industries, Inc. *	28,913	350
Exide Technologies *	96,900	460
Modine Manufacturing Co.	47,691	353
Tenneco, Inc. *	59,818	294
Thor Industries, Inc.	52,464	939
Visteon Corp. *	147,500	102
Winnebago Industries, Inc.	46,430	276

		4,358
Banks 9.2%
1st Source Corp.	14,221	305
AMCORE Financial, Inc.	19,993	93
BancFirst Corp.	13,416	676
BancorpSouth, Inc.	114,368	2,776
Bank Mutual Corp.	82,693	953
Beneficial Mutual Bancorp, Inc. *	60,203	713
BOK Financial Corp.	2,480	119
Brookline Bancorp, Inc.	92,796	1,086
Cathay General Bancorp	78,622	1,925
Central Pacific Financial Corp.	42,432	662
Chemical Financial Corp.	41,203	1,082
Citizens Republic Bancorp, Inc.	97,328	287
City Holding Co.	31,200	1,305
Community Bank System, Inc.	50,200	1,252
Corus Bankshares, Inc.	14,648	32
CVB Financial Corp.	105,819	1,340
Dime Community Bancshares	42,400	708
Doral Financial Corp. *	6,900	64
Downey Financial Corp.	430	1
East West Bancorp, Inc.	106,800	1,853
F.N.B. Corp.	133,537	1,749
First BanCorp Puerto Rico	117,677	1,203
First Busey Corp.	35,500	662
First Citizens BancShares, Inc., Class A	12,265	1,876
First Commonwealth Financial Corp.	107,656	1,191
First Financial Bancorp	48,189	648
First Financial Bankshares, Inc.	40,721	2,207
First Horizon National Corp.	316,891	3,774
First Midwest Bancorp, Inc.	71,763	1,594
First Niagara Financial Group, Inc.	186,136	2,935
FirstMerit Corp.	119,482	2,786
Frontier Financial Corp.	69,885	465
Glacier Bancorp, Inc.	91,111	1,838
Hancock Holding Co.	38,810	1,714
IBERIABANK Corp.	19,600	998
International Bancshares Corp.	82,195	2,135
Kearny Financial Corp.	29,200	337
MB Financial, Inc.	51,524	1,531
MGIC Investment Corp.	164,200	637
National Penn Bancshares, Inc.	123,578	2,093
NBT Bancorp, Inc.	56,685	1,580
NewAlliance Bancshares, Inc.	183,811	2,537
Northwest Bancorp, Inc.	37,693	999
Old National Bancorp	105,883	2,005
Oritani Financial Corp. *	11,000	188
Pacific Capital Bancorp	69,842	1,372
PacWest Bancorp	38,016	950
Park National Corp.	15,253	1,110
PrivateBancorp, Inc.	43,476	1,566
Prosperity Bancshares, Inc.	64,965	2,157
Provident Financial Services, Inc.	80,051	1,174
Provident New York Bancorp	50,000	602
S&T Bancorp, Inc.	37,081	1,264
Signature Bank *	54,809	1,786
Sterling Bancshares, Inc.	110,712	881
See financial notes.       1

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Sterling Financial Corp., Washington	82,747	702
Susquehanna Bancshares, Inc.	133,508	2,068
SVB Financial Group *	56,123	2,888
The Colonial BancGroup, Inc.	287,500	1,167
The South Financial Group, Inc.	108,725	632
TrustCo Bank Corp. NY	120,802	1,470
Trustmark Corp.	73,677	1,512
UCBH Holdings, Inc.	201,725	1,065
UMB Financial Corp.	52,824	2,394
Umpqua Holdings Corp.	94,195	1,603
United Bankshares, Inc.	63,122	2,014
United Community Banks, Inc.	63,222	829
Washington Federal, Inc.	129,839	2,288
Webster Financial Corp.	79,500	1,474
WesBanco, Inc.	42,198	1,147
Westamerica Bancorp.	46,670	2,672
Whitney Holding Corp.	103,200	1,961
Wintrust Financial Corp.	36,555	936

		98,598

Capital Goods 9.2%
A.O. Smith Corp.	36,730	1,159
AAR CORP. *	61,597	985
Actuant Corp., Class A	82,648	1,482
Albany International Corp., Class A	44,500	648
American Superconductor Corp. *	68,553	858
Ameron International Corp.	15,500	729
Apogee Enterprises, Inc.	49,200	485
Applied Industrial Technologies, Inc.	60,166	1,215
Astec Industries, Inc. *	30,095	765
Badger Meter, Inc.	24,303	612
Baldor Electric Co.	69,908	1,228
Barnes Group, Inc.	64,340	934
Beacon Roofing Supply, Inc. *	74,882	1,024
Belden, Inc.	65,200	1,359
Blount International, Inc. *	56,662	492
Brady Corp., Class A	81,429	2,524
Briggs & Stratton Corp.	78,493	1,237
Cascade Corp.	12,800	423
Ceradyne, Inc. *	38,912	914
Chart Industries, Inc. *	45,100	614
CIRCOR International, Inc.	28,200	864
CLARCOR, Inc.	84,698	2,998
Cubic Corp.	24,015	534
Curtiss-Wright Corp.	67,956	2,508
Dycom Industries, Inc. *	58,132	516
DynCorp International, Inc., Class A *	37,899	501
EMCOR Group, Inc. *	101,404	1,802
Encore Wire Corp.	29,441	564
Energy Conversion Devices, Inc. *	69,063	2,358
EnerSys *	67,878	897
EnPro Industries, Inc. *	30,300	673
ESCO Technologies, Inc. *	38,469	1,327
Esterline Technologies Corp. *	44,811	1,615
Evergreen Solar, Inc. *	159,989	606
Federal Signal Corp.	80,759	687
Franklin Electric Co., Inc.	35,818	1,510
FreightCar America, Inc.	17,490	457
Gardner Denver, Inc. *	78,612	2,014
GenCorp, Inc. *	69,052	338
Gibraltar Industries, Inc.	15,172	201
GrafTech International Ltd. *	190,000	1,541
Granite Construction, Inc.	54,956	1,960
HEICO Corp., Class A	22,724	638
Hexcel Corp. *	145,483	1,920
Icahn Enterprises L.P.	1,847	57
II-VI, Inc. *	39,100	1,098
Insituform Technologies, Inc., Class A *	41,900	563
Interline Brands, Inc. *	48,634	518
Kaman Corp.	40,349	1,030
Kaydon Corp.	44,435	1,485
Layne Christensen Co. *	39,911	1,049
Lindsay Corp.	17,800	847
MasTec, Inc. *	73,273	639
Moog, Inc., Class A *	64,572	2,268
Mueller Industries, Inc.	60,924	1,393
Mueller Water Products, Inc., Class A	100,000	700
Mueller Water Products, Inc., Class B	9,300	61
NACCO Industries, Inc., Class A	9,477	584
NCI Building Systems, Inc. *	32,206	599
Nordson Corp.	51,643	1,907
Orbital Sciences Corp. *	96,436	1,976
Otter Tail Corp.	47,909	1,125
Perini Corp. *	42,730	813
Polypore International, Inc. *	25,200	215
Quanex Building Products Corp.	29,404	269
RBC Bearings, Inc. *	33,900	804
Regal-Beloit Corp.	51,347	1,672
Robbins & Myers, Inc.	56,800	1,159
RSC Holdings, Inc. *	62,000	455
Rush Enterprises, Inc., Class A *	55,287	518
Sauer-Danfoss, Inc.	27,000	277
Seaboard Corp.	975	1,307
Simpson Manufacturing Co., Inc.	55,294	1,274
TAL International Group, Inc.	21,000	348
Taser International, Inc. *	107,100	537
Tecumseh Products Co., Class A *	27,800	515
Teledyne Technologies, Inc. *	61,825	2,817
2       See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Tennant Co.	31,200	783
The Middleby Corp. *	26,352	1,064
The Toro Co.	55,135	1,855
Titan International, Inc.	53,925	623
TransDigm Group, Inc. *	58,500	1,763
Tredegar Corp.	29,800	439
Triumph Group, Inc.	24,801	1,088
United Rentals, Inc. *	92,000	943
Universal Forest Products, Inc.	24,662	583
Vicor Corp.	26,517	185
Wabtec Corp.	81,150	3,227
Watsco, Inc.	44,982	1,848
Watts Water Technologies, Inc., Class A	57,807	1,528
Woodward Governor Co.	94,634	3,038

		98,562

Commercial & Professional Supplies 4.3%
ABM Industries, Inc.	70,209	1,147
Acco Brands Corp. *	60,923	172
Administaff, Inc.	34,310	686
American Reprographics Co. *	58,787	625
Cenveo, Inc. *	55,242	267
Clean Harbors, Inc. *	31,500	2,065
Consolidated Graphics, Inc. *	20,300	264
CoStar Group, Inc. *	36,483	1,314
Deluxe Corp.	76,046	925
Duff & Phelps Corp., Class A *	21,000	399
Ennis, Inc.	39,000	459
First Advantage Corp., Class A *	17,552	192
G & K Services, Inc., Class A	29,330	663
Healthcare Services Group, Inc.	66,650	1,104
Heidrick & Struggles International, Inc.	25,600	618
Herman Miller, Inc.	95,700	2,105
HNI Corp.	75,200	1,378
Huron Consulting Group, Inc. *	30,500	1,658
IKON Office Solutions, Inc.	171,121	2,948
Innerworkings, Inc. *	48,200	335
Interface, Inc., Class A	87,900	620
Kelly Services, Inc., Class A	43,623	621
Kimball International, Inc., Class B	39,751	296
Knoll, Inc.	71,903	1,040
Korn/Ferry International *	78,461	1,090
M&F Worldwide Corp. *	15,670	361
McGrath Rentcorp	38,898	885
Mine Safety Appliances Co.	47,689	1,288
Mobile Mini, Inc. *	52,768	887
MPS Group, Inc. *	144,346	1,124
Navigant Consulting, Inc. *	68,548	1,108
Resources Connection, Inc. *	68,250	1,183
Rollins, Inc.	71,655	1,259
School Specialty, Inc. *	26,093	548
Steelcase, Inc., Class A	104,242	969
Sykes Enterprises, Inc. *	51,893	828
Tetra Tech, Inc. *	104,878	2,306
The Advisory Board Co. *	26,576	655
The Corporate Executive Board Co.	52,800	1,575
The Geo Group, Inc. *	79,200	1,399
TrueBlue, Inc. *	69,376	578
United Stationers, Inc. *	34,967	1,307
Viad Corp.	31,696	693
Waste Connections, Inc. *	123,243	4,172

		46,116

Consumer Durables & Apparel 2.9%
American Greetings Corp., Class A	67,111	784
Blyth, Inc.	28,509	245
Brunswick Corp.	129,500	449
Callaway Golf Co.	98,069	1,026
Carter’s, Inc. *	84,914	1,804
Champion Enterprises, Inc. *	74,033	138
Columbia Sportswear Co.	18,919	697
Crocs, Inc. *	81,418	204
Deckers Outdoor Corp. *	24,500	2,079
Ethan Allen Interiors, Inc.	42,479	760
Furniture Brands International, Inc.	46,202	263
Hovnanian Enterprises, Inc., Class A *	41,411	178
Iconix Brand Group, Inc. *	85,400	930
JAKKS Pacific, Inc. *	62,174	1,391
Jarden Corp. *	138,808	2,471
Jones Apparel Group, Inc.	123,300	1,370
K-Swiss, Inc., Class A	65,428	990
Leapfrog Enterprises, Inc. *	53,625	362
Meritage Homes Corp. *	74,885	1,028
Movado Group, Inc.	27,900	424
Oxford Industries, Inc.	20,618	278
Polaris Industries, Inc.	49,123	1,654
Pool Corp.	72,477	1,262
Quiksilver, Inc. *	158,512	411
Sealy Corp.	32,500	105
Skechers U.S.A., Inc., Class A *	50,278	683
Tempur-Pedic International, Inc.	110,562	863
The Ryland Group, Inc.	63,000	1,184
The Timberland Co., Class A *	69,660	843
The Warnaco Group, Inc. *	72,963	2,175
Under Armour, Inc., Class A *	56,520	1,469
UniFirst Corp.	21,635	706
Wolverine World Wide, Inc.	98,936	2,325

		31,551
See financial notes.       3

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Services 3.8%
Ambassadors Groups, Inc.	33	—
American Public Education, Inc. *	17,600	779
Ameristar Casinos, Inc.	26,175	241
Bally Technologies, Inc. *	83,962	1,860
Bob Evans Farms, Inc.	48,046	1,003
Boyd Gaming Corp.	70,700	481
California Pizza Kitchen, Inc. *	38,950	381
Capella Education Co. *	22,500	1,067
Career Education Corp. *	132,900	2,101
CBRL Group, Inc.	37,353	744
CEC Entertainment, Inc. *	45,538	1,169
Cedar Fair L.P.	82,997	1,535
Choice Hotels International, Inc.	54,114	1,480
Churchill Downs, Inc.	15,261	580
CKE Restaurants, Inc.	85,979	730
Coinstar, Inc. *	41,700	1,000
Corinthian Colleges, Inc. *	129,229	1,845
DineEquity, Inc.	28,572	515
Domino’s Pizza, Inc. *	39,879	237
Gaylord Entertainment Co. *	61,835	1,324
Jack in the Box, Inc. *	86,588	1,740
Life Time Fitness, Inc. *	56,977	1,085
Matthews International Corp., Class A	49,484	2,208
P.F. Chang’s China Bistro, Inc. *	37,742	772
Panera Bread Co., Class A *	50,900	2,297
Papa John’s International, Inc. *	34,655	782
Pinnacle Entertainment, Inc. *	73,885	414
Pre-Paid Legal Services, Inc. *	14,300	565
Red Robin Gourmet Burgers, Inc. *	28,427	432
Regis Corp.	65,149	806
Sonic Corp. *	97,229	1,040
Sotheby’s	104,400	972
Speedway Motorsports, Inc.	21,584	344
Steiner Leisure Ltd. *	32,309	837
Stewart Enterprises, Inc., Class A	144,000	745
Texas Roadhouse, Inc., Class A *	82,396	578
The Cheesecake Factory, Inc. *	100,500	884
The Marcus Corp.	33,083	464
thinkorswim Group, Inc. *	105,600	845
Vail Resorts, Inc. *	48,871	1,625
WMS Industries, Inc. *	80,151	2,004

		40,511

Diversified Financials 2.3%
Advance America Cash Advance Centers, Inc.	13,665	37
AmeriCredit Corp. *	171,900	1,007
Cash America International, Inc.	43,970	1,555
Cohen & Steers, Inc.	27,028	491
Credit Acceptance Corp. *	5,953	91
EZCORP, Inc., Class A *	73,600	1,166
FCStone Group, Inc. *	27,800	165
Financial Federal Corp.	45,423	1,052
GAMCO Investors, Inc., Class A	8,700	331
GFI Group, Inc.	75,668	243
Greenhill & Co., Inc.	25,832	1,704
Interactive Brokers Group, Inc., Class A *	61,400	1,312
Investment Technology Group, Inc. *	64,465	1,316
KBW, Inc. *	53,400	1,564
KKR Financial Holdings LLC	96,943	374
Knight Capital Group, Inc., Class A *	145,672	2,106
MF Global Ltd. *	124,100	484
Nelnet, Inc., Class A	34,600	506
optionsXpress Holdings, Inc.	66,147	1,175
PHH Corp. *	97,363	785
PICO Holdings, Inc. *	29,500	739
Piper Jaffray Cos., Inc. *	24,439	964
Portfolio Recovery Associates, Inc. *	25,943	931
Pzena Investment Management, Inc.	12,000	53
Riskmetrics Group, Inc. *	48,100	741
Stifel Financial Corp. *	42,150	1,840
W.P. Carey & Co., LLC	58,166	1,338
World Acceptance Corp. *	32,300	597

		24,667

Energy 7.1%
Alliance Holdings GP L.P.	20,994	435
Alliance Resource Partners L.P.	31,610	1,011
Alon USA Energy, Inc.	22,000	194
APCO Argentina, Inc.	3,100	87
Arena Resources, Inc. *	59,400	1,810
Atlas America, Inc.	64,244	1,472
Atlas Pipeline Holdings L.P.	26,000	281
Atlas Pipeline Partners L.P.	84,500	1,517
ATP Oil & Gas Corp. *	43,533	524
Basic Energy Services, Inc. *	38,100	521
BP Prudhoe Bay Royalty Trust	36,165	2,983
BPZ Resources, Inc. *	91,200	903
BreitBurn Energy Partners L.P.	51,163	575
Bristow Group, Inc. *	47,687	1,181
Buckeye GP Holdings L.P.	12,604	216
Cal Dive International, Inc. *	68,100	580
Calumet Specialty Products Partners L.P.	20,000	295
CARBO Ceramics, Inc.	32,420	1,403
Carrizo Oil & Gas, Inc. *	45,000	1,053
Clayton Williams Energy, Inc. *	10,000	484
4     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Complete Production Services, Inc. *	82,000	1,016
Comstock Resources, Inc. *	76,926	3,802
Contango Oil & Gas Co. *	22,200	1,221
Copano Energy LLC	68,100	1,500
Crosstex Energy L.P.	56,383	724
Crosstex Energy, Inc.	73,631	752
DCP Midstream Partners L.P.	41,700	630
Delek US Holdings, Inc.	16,000	89
Dorchester Minerals L.P.	27,392	614
Eagle Rock Energy Partners L.P.	61,385	624
Enbridge Energy Management LLC *	18,751	705
Encore Energy Partners L.P.	15,900	282
General Maritime Corp.	45,996	697
Genesis Energy L.P.	37,343	485
Global Industries Ltd. *	149,682	382
GMX Resources, Inc. *	22,700	857
Goodrich Petroleum Corp. *	35,800	994
Grey Wolf, Inc. *	293,748	1,886
GulfMark Offshore, Inc. *	39,000	1,443
Holly Energy Partners L.P.	25,010	714
Hornbeck Offshore Services, Inc. *	36,845	877
Hugoton Royalty Trust	30,860	771
Inergy Holdings L.P.	10,742	284
Inergy L.P.	71,942	1,543
International Coal Group, Inc. *	214,668	1,005
ION Geophysical Corp. *	139,900	918
Legacy Reserves L.P.	14,300	178
Lufkin Industries, Inc.	23,595	1,234
Magellan Midstream Holdings L.P.	33,125	641
MarkWest Energy Partners L.P.	89,100	1,617
McMoRan Exploration Co. *	85,800	1,217
NATCO Group, Inc., Class A *	31,500	666
Natural Resource Partners L.P.	52,211	1,228
Newpark Resources, Inc. *	142,610	820
NuStar GP Holdings LLC	31,100	624
Oil States International, Inc. *	2,042	47
Parallel Petroleum Corp. *	44,700	179
Parker Drilling Co. *	155,765	797
Patriot Coal Corp. *	99,800	1,580
Penn Virginia Corp.	70,378	2,616
Penn Virginia GP Holdings L.P.	8,500	194
Penn Virginia Resource Partners L.P.	46,146	850
Petroleum Development Corp. *	25,203	522
PetroQuest Energy, Inc. *	73,200	728
Pioneer Drilling Co. *	79,231	613
Regency Energy Partners L.P.	75,420	1,089
Rex Energy Corp. *	26,700	181
Rosetta Resources, Inc. *	81,400	859
RPC, Inc.	54,689	579
SEACOR Holdings, Inc. *	31,516	2,117
Ship Finance International Ltd.	72,025	983
Stone Energy Corp. *	54,968	1,668
Sunoco Logistics Partners L.P.	25,186	1,147
Swift Energy Co. *	47,701	1,530
T-3 Energy Services, Inc. *	18,100	436
Targa Resources Partners L.P.	30,795	486
TC Pipelines L.P.	35,500	949
Teekay LNG Partners L.P.	33,000	594
TETRA Technologies, Inc. *	110,874	772
Trico Marine Services, Inc. *	24,191	218
USEC, Inc. *	162,223	670
Venoco, Inc. *	24,500	104
VeraSun Energy Corp. *	130,600	63
Warren Resources, Inc. *	81,865	433
Western Refining, Inc.	25,522	170
Williams Partners L.P.	74,920	1,582
Williams Pipeline Partners L.P.	25,500	388
World Fuel Services Corp.	46,478	996

		76,705

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	83,226	2,514
Ingles Markets, Inc., Class A	23,631	441
PriceSmart, Inc.	23,300	347
Ruddick Corp.	62,156	1,780
The Andersons, Inc.	30,600	815
The Great Atlantic & Pacific Tea Co., Inc. *	37,890	313
United Natural Foods, Inc. *	72,882	1,628
Weis Markets, Inc.	18,000	584
Winn-Dixie Stores, Inc. *	84,200	1,265

		9,687

Food, Beverage & Tobacco 1.9%
Alliance One International, Inc. *	151,200	505
Cal-Maine Foods, Inc.	18,800	553
Chiquita Brands International, Inc. *	70,202	958
Darling International, Inc. *	121,000	912
Green Mountain Coffee Roasters, Inc. *	29,800	864
Lancaster Colony Corp.	29,643	935
Lance, Inc.	46,500	962
Pilgrim’s Pride Corp.	29,180	32
Ralcorp Holdings, Inc. *	92,835	6,283
Sanderson Farms, Inc.	27,700	865
The Boston Beer Co., Inc., Class A *	17,300	654
The Hain Celestial Group, Inc. *	67,831	1,576
Tootsie Roll Industries, Inc.	43,518	1,082
TreeHouse Foods, Inc. *	51,900	1,571
See financial notes.       5

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Universal Corp.	37,545	1,486
Vector Group Ltd.	67,528	1,151

		20,389

Health Care Equipment & Services 7.1%
Advanced Medical Optics, Inc. *	57,300	354
Align Technology, Inc. *	89,600	621
Allscripts Healthcare Solutions, Inc.	63,275	411
Amedisys, Inc. *	42,800	2,414
American Medical Systems Holdings, Inc. *	108,025	1,169
AMERIGROUP Corp. *	86,042	2,151
AMN Healthcare Services, Inc. *	53,300	479
AmSurg Corp. *	49,300	1,230
Analogic Corp.	19,854	877
ArthroCare Corp. *	44,230	919
Assisted Living Concepts, Inc., Class A *	83,600	416
athenahealth, Inc. *	33,300	1,019
Catalyst Health Solutions, Inc. *	62,865	1,061
Centene Corp. *	72,092	1,358
Chemed Corp.	34,700	1,520
CONMED Corp. *	51,500	1,349
Datascope Corp.	20,716	1,039
Eclipsys Corp. *	86,467	1,284
Emeritus Corp. *	44,700	515
ev3, Inc. *	112,655	729
Gentiva Health Services, Inc. *	45,396	1,233
Haemonetics Corp. *	42,455	2,507
Health Management Associates, Inc., Class A *	379,200	796
HEALTHSOUTH Corp. *	141,300	1,772
Healthspring, Inc. *	73,444	1,213
Healthways, Inc. *	49,763	503
Hill-Rom Holdings, Inc.	105,200	2,394
HMS Holdings Corp. *	39,800	986
Immucor, Inc. *	106,154	2,818
Integra LifeSciences Holdings *	30,948	1,162
Invacare Corp.	52,211	950
inVentiv Health, Inc. *	48,701	461
Kindred Healthcare, Inc. *	51,492	746
LifePoint Hospitals, Inc. *	80,541	1,931
Magellan Health Services, Inc. *	60,010	2,217
Masimo Corp. *	75,600	2,418
MedAssets, Inc. *	19,800	286
Mentor Corp.	53,296	901
Meridian Bioscience, Inc.	67,750	1,665
Molina Healthcare, Inc. *	24,000	535
National Healthcare Corp.	13,388	549
NuVasive, Inc. *	59,900	2,821
Omnicell, Inc. *	58,300	640
Owens & Minor, Inc.	69,192	2,994
PharMerica Corp. *	58,664	1,204
Phase Forward, Inc. *	71,500	1,020
PSS World Medical, Inc. *	103,066	1,870
Psychiatric Solutions, Inc. *	88,654	2,951
Sirona Dental Systems, Inc. *	39,465	630
STERIS Corp.	105,358	3,586
Sunrise Senior Living, Inc. *	40,777	123
SurModics, Inc. *	24,019	637
Symmetry Medical, Inc. *	55,991	723
Thoratec Corp. *	85,626	2,108
TomoTherapy, Inc. *	65,000	211
Triple-S Management Corp., Class B *	26,300	269
Universal American Financial Corp. *	72,702	643
Volcano Corp. *	60,900	947
West Pharmaceutical Services, Inc.	51,865	2,071
Wright Medical Group, Inc. *	69,300	1,606

		76,012

Household & Personal Products 0.4%
Bare Escentuals, Inc. *	95,200	398
Chattem, Inc. *	30,713	2,324
Elizabeth Arden, Inc. *	39,498	683
Nu Skin Enterprises, Inc., Class A	88,122	1,136

		4,541

Insurance 3.0%
Ambac Financial Group, Inc.	434,900	1,166
American Equity Investment Life Holding Co.	77,764	351
AmTrust Financial Services, Inc.	40,705	400
Argo Group International Holdings Ltd. *	48,838	1,558
CNA Surety Corp. *	37,000	512
Delphi Financial Group, Inc., Class A	71,880	1,132
eHealth, Inc. *	27,400	349
Employers Holdings, Inc.	78,000	995
FBL Financial Group, Inc., Class A	27,168	474
Greenlight Capital Re Ltd. *	45,789	573
Harleysville Group, Inc.	28,263	893
Hilltop Holdings, Inc. *	71,739	674
Horace Mann Educators Corp.	78,278	623
Infinity Property & Casualty Corp.	28,892	1,150
IPC Holdings Ltd.	68,877	1,902
Kansas City Life Insurance Co.	499	24
LandAmerica Financial Group, Inc.	24,433	241
Montpelier Re Holdings Ltd.	133,849	1,915
National Financial Partners Corp.	66,638	444
6     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
National Western Life Insurance Co., Class A	4,494	848
Odyssey Re Holdings Corp.	1,349	53
OneBeacon Insurance Group Ltd.	44,200	610
ProAssurance Corp. *	54,489	2,994
RLI Corp.	35,155	2,018
Safety Insurance Group, Inc.	25,870	983
Selective Insurance Group, Inc.	91,014	2,162
State Auto Financial Corp.	37,356	984
Stewart Information Services Corp.	28,543	474
The Navigators Group, Inc. *	21,485	1,085
The Phoenix Cos., Inc.	191,792	1,241
Tower Group, Inc.	30,300	637
United America Indemnity Ltd., Class A *	19,411	233
United Fire & Casualty Co.	34,300	795
Zenith National Insurance Corp.	58,245	1,914

		32,407

Materials 3.3%
A. Schulman, Inc.	39,109	700
A.M. Castle & Co.	41,497	505
AbitibiBowater, Inc. *	18,898	37
AMCOL International Corp.	33,252	816
Arch Chemicals, Inc.	37,672	1,069
Brush Engineered Materials, Inc. *	30,300	372
Coeur d’Alene Mines Corp. *	665,906	480
Deltic Timber Corp.	22,204	1,011
Eagle Materials, Inc.	64,290	1,139
Ferro Corp.	66,177	1,024
Glatfelter	66,900	690
Graphic Packaging Holding Co. *	66,315	123
H.B. Fuller Co.	81,816	1,446
Haynes International, Inc. *	31,225	790
Headwaters, Inc. *	63,514	673
Hecla Mining Co. *	165,900	413
Kaiser Aluminum Corp.	23,150	777
Koppers Holdings, Inc.	46,200	1,099
Kronos Worldwide, Inc.	3,805	48
Louisiana-Pacific Corp.	137,500	660
Minerals Technologies, Inc.	28,561	1,621
NewMarket Corp.	18,500	697
NL Industries, Inc.	9,441	130
Olin Corp.	114,091	2,072
OM Group, Inc. *	46,100	984
PolyOne Corp. *	141,175	671
Rock-Tenn Co., Class A	56,400	1,715
Royal Gold, Inc.	52,638	1,518
RTI International Metals, Inc. *	30,766	486
Sensient Technologies Corp.	81,225	2,049
Silgan Holdings, Inc.	47,512	2,211
Sims Group Ltd.	820	8
Smurfit-Stone Container Corp. *	305,500	412
Stillwater Mining Co. *	52,341	207
Temple-Inland, Inc.	157,000	931
Texas Industries, Inc.	41,651	1,317
W.R. Grace & Co. *	90,600	816
Wausau Paper Corp.	73,820	684
Westlake Chemical Corp.	38,000	693
Worthington Industries, Inc.	90,560	1,093
Zoltek Cos., Inc. *	67,800	799

		34,986

Media 1.1%
Arbitron, Inc.	41,256	1,344
Belo Corp., Class A	105,000	224
Cinemark Holdings, Inc.	78,794	653
CKX, Inc. *	72,771	323
Cox Radio, Inc., Class A *	39,900	217
Crown Media Holdings, Inc., Class A *	18,000	56
Entravision Communications Corp., Class A *	72,527	137
Harte-Hanks, Inc.	58,916	414
Hearst-Argyle Television, Inc.	33,980	509
Journal Communications, Inc., Class A	34,478	86
Lee Enterprises, Inc.	32,340	81
Live Nation, Inc. *	114,589	1,289
Marvel Entertainment, Inc. *	85,830	2,763
National CineMedia, Inc.	54,000	437
Radio One, Inc., Class A *	32,033	24
RCN Corp. *	56,668	366
Scholastic Corp.	39,169	727
Sinclair Broadcast Group, Inc., Class A	77,078	249
The McClatchy Co., Class A	49,905	153
Valassis Communications, Inc. *	57,662	256
Warner Music Group Corp.	74,286	308
World Wrestling Entertainment, Inc., Class A	62,900	896

		11,512

Pharmaceuticals & Biotechnology 5.5%
Abraxis BioScience *	6,746	427
Acorda Therapeutics, Inc. *	60,800	1,240
Affymetrix, Inc. *	109,000	402
Alkermes, Inc. *	147,342	1,456
Alnylam Pharmaceuticals, Inc. *	59,800	1,375
Alpharma, Inc., Class A *	74,630	2,337
AMAG Pharmaceuticals, Inc. *	27,000	826
Arena Pharmaceuticals, Inc. *	88,800	327
Auxilium Pharmaceuticals, Inc. *	59,400	1,167
Celera Corp. *	124,117	1,404
Cepheid, Inc. *	89,100	1,058
See financial notes.       7

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Cubist Pharmaceuticals, Inc. *	83,632	2,123
CV Therapeutics, Inc. *	102,563	957
Dionex Corp. *	28,044	1,510
eResearch Technology, Inc. *	68,703	444
Exelixis, Inc. *	127,772	439
Halozyme Therapeutics, Inc. *	94,800	454
Human Genome Sciences, Inc. *	161,981	523
Incyte Corp. *	140,163	582
InterMune, Inc. *	42,100	620
Isis Pharmaceuticals, Inc. *	144,700	2,034
K-V Pharmaceutical Co., Class A *	58,101	988
Kendle International, Inc. *	19,577	354
Luminex Corp. *	65,300	1,218
Martek Biosciences Corp. *	54,876	1,637
Medarex, Inc. *	187,450	1,318
Medicis Pharmaceutical Corp., Class A	83,849	1,196
Myriad Genetics, Inc. *	73,365	4,629
Nektar Therapeutics *	116,771	646
Onyx Pharmaceuticals, Inc. *	84,966	2,292
OSI Pharmaceuticals, Inc. *	93,291	3,540
Par Pharmaceutical Cos., Inc. *	45,280	453
PAREXEL International Corp. *	92,818	965
PDL BioPharma, Inc.	185,300	1,807
Regeneron Pharmaceuticals, Inc. *	97,149	1,875
Rigel Pharmaceuticals, Inc. *	54,100	471
Savient Pharmaceuticals, Inc. *	48,700	232
Seattle Genetics, Inc. *	96,198	989
The Medicines Co. *	94,108	1,640
Theravance, Inc. *	79,138	537
United Therapeutics Corp. *	37,776	3,295
Valeant Pharmaceuticals International *	144,686	2,716
Varian, Inc. *	43,371	1,598
ViroPharma, Inc. *	122,774	1,540
XenoPort, Inc. *	41,600	1,731
ZymoGenetics, Inc. *	57,577	184

		59,556

Real Estate 5.9%
Acadia Realty Trust	55,400	1,001
Alexander’s, Inc.	3,410	1,193
American Campus Communities, Inc.	69,900	1,816
Anthracite Capital, Inc.	99,700	433
Ashford Hospitality Trust	117,900	191
BioMed Realty Trust, Inc.	117,034	1,644
Brandywine Realty Trust	147,430	1,274
Capstead Mortgage Corp.	89,600	900
CBL & Associates Properties, Inc.	100,400	927
Colonial Properties Trust	70,800	746
Corporate Office Properties Trust	75,349	2,343
Cousins Properties, Inc.	77,545	1,123
DCT Industrial Trust, Inc.	255,500	1,260
DiamondRock Hospitality Co.	127,000	658
DuPont Fabros Technology, Inc.	45,066	281
EastGroup Properties, Inc.	36,990	1,238
Entertainment Properties Trust	53,955	2,021
Equity Lifestyle Properties, Inc.	37,259	1,565
Equity One, Inc.	48,137	841
Extra Space Storage, Inc.	150,558	1,733
FelCor Lodging Trust, Inc.	72,994	220
First Industrial Realty Trust, Inc.	83,501	863
Forestar Real Estate Group, Inc. *	71,600	627
Franklin Street Properties Corp.	99,365	1,175
Getty Realty Corp.	32,542	634
Glimcher Realty Trust	56,548	296
Gramercy Capital Corp.	2,348	6
Healthcare Realty Trust, Inc.	101,281	2,588
Home Properties, Inc.	55,765	2,258
HRPT Properties Trust	336,404	1,214
Inland Real Estate Corp.	87,036	997
Kilroy Realty Corp.	48,300	1,553
LaSalle Hotel Properties	62,726	883
Lexington Realty Trust	124,491	1,000
LTC Properties, Inc.	36,667	886
Maguire Properties, Inc.	57,535	204
Medical Properties Trust, Inc.	98,000	723
MFA Mortgage Investments, Inc.	345,464	1,900
Mid-America Apartment Communities, Inc.	40,652	1,433
National Health Investors, Inc.	38,368	1,149
National Retail Properties, Inc.	128,526	2,292
Newcastle Investment Corp.	60,630	246
NorthStar Realty Finance Corp.	82,700	476
OMEGA Healthcare Investors, Inc.	135,458	2,041
Parkway Properties, Inc.	28,700	495
Pennsylvania Real Estate Investment Trust	58,812	744
Post Properties, Inc.	66,767	1,490
Potlatch Corp.	66,303	2,202
PS Business Parks, Inc.	27,038	1,224
Redwood Trust, Inc.	43,129	657
Saul Centers, Inc.	20,300	743
Sovran Self Storage, Inc.	33,226	1,078
Strategic Hotel & Resorts, Inc.	96,031	475
Sunstone Hotel Investors, Inc.	79,909	523
Tanger Factory Outlet Centers, Inc.	47,834	1,730
Tejon Ranch Co. *	21,292	619
U-Store-It Trust	115,879	795
8     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Washington Real Estate Investment Trust	74,882	2,245

		63,872

Retailing 3.1%
99 Cents Only Stores *	80,806	986
Aaron Rents, Inc.	82,771	2,052
Aeropostale, Inc. *	124,632	3,017
AnnTaylor Stores Corp. *	88,500	1,112
bebe stores, Inc.	73,149	648
Blockbuster, Inc., Class A *	217,421	331
Blue Nile, Inc. *	22,000	673
Brown Shoe Co., Inc.	65,675	692
Cabela’s, Inc. *	58,036	461
Charming Shoppes, Inc. *	79,353	87
Chico’s FAS, Inc. *	260,900	887
Coldwater Creek, Inc. *	48,379	174
Collective Brands, Inc. *	110,800	1,417
Dillard’s, Inc., Class A	80,600	430
DSW, Inc., Class A *	21,700	281
Genesco, Inc. *	31,244	775
Group 1 Automotive, Inc.	36,064	362
Hibbett Sports, Inc. *	45,775	815
Jo-Ann Stores, Inc. *	40,400	774
Jos. A. Bank Clothiers, Inc. *	26,912	685
NutriSystem, Inc.	42,248	598
O’Reilly Automotive, Inc. *	3,882	105
OfficeMax, Inc.	93,800	755
Orbitz Worldwide, Inc. *	20,000	67
Pacific Sunwear of California, Inc. *	52,861	181
Penske Automotive Group, Inc.	69,116	566
Pier 1 Imports, Inc. *	64,502	89
Rent-A-Center, Inc. *	100,905	1,473
Sally Beauty Holdings, Inc. *	128,050	651
Sonic Automotive, Inc., Class A	13,532	69
Stage Stores, Inc.	73,327	565
The Buckle, Inc.	40,764	1,074
The Cato Corp., Class A	44,704	694
The Children’s Place Retail Stores, Inc. *	45,613	1,525
The Dress Barn, Inc. *	81,512	779
The Finish Line, Inc., Class A	10,619	102
The Gymboree Corp. *	46,210	1,195
The Men’s Wearhouse, Inc.	78,100	1,194
The Pep Boys — Manny, Moe & Jack	46,804	226
The Talbots, Inc.	49,570	486
Tractor Supply Co. *	55,200	2,294
Tween Brands, Inc. *	45,655	389
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	453
Zale Corp. *	49,444	844

		33,033

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	50,600	540
Amkor Technology, Inc. *	187,518	761
ANADIGICS, Inc. *	27,100	48
Applied Micro Circuits Corp. *	100,765	515
Atheros Communications *	90,743	1,631
Atmel Corp. *	655,000	2,718
ATMI, Inc. *	60,254	733
Brooks Automation, Inc. *	87,231	597
Cabot Microelectronics Corp. *	35,200	1,011
Cavium Networks, Inc. *	59,800	762
Cirrus Logic, Inc. *	100,804	579
Cymer, Inc. *	45,965	1,125
Diodes, Inc. *	50,081	495
DSP Group, Inc. *	34,411	217
Entegris, Inc. *	135,772	365
Fairchild Semiconductor International, Inc. *	194,000	1,102
FEI Co. *	55,600	1,168
FormFactor, Inc. *	73,973	1,289
Hittite Microwave Corp. *	38,609	1,265
International Rectifier Corp. *	113,000	1,745
Micrel, Inc.	76,505	562
Microsemi Corp. *	126,219	2,744
MKS Instruments, Inc. *	74,399	1,380
Monolithic Power Systems *	53,900	916
OmniVision Technologies, Inc. *	79,573	644
PMC-Sierra, Inc. *	340,723	1,594
Power Integrations, Inc. *	61,262	1,286
RF Micro Devices, Inc. *	351,204	699
Semtech Corp. *	95,829	1,161
Sigma Designs, Inc. *	35,000	388
Silicon Image, Inc. *	108,822	497
Skyworks Solutions, Inc. *	313,308	2,234
Standard Microsystems Corp. *	33,692	607
Tessera Technologies, Inc. *	75,090	1,297
TriQuint Semiconductor, Inc. *	223,800	1,003
Veeco Instruments, Inc. *	94,900	734
Zoran Corp. *	128,124	1,043

		37,455

Software & Services 6.3%
ACI Worldwide, Inc. *	60,759	832
Acxiom Corp.	99,876	785
Advent Software, Inc. *	28,114	527
Ariba, Inc. *	147,100	1,574
Bankrate, Inc. *	22,300	734
Blackbaud, Inc.	64,369	978
Blackboard, Inc. *	49,461	1,211
See financial notes.       9

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
CACI International, Inc., Class A *	51,027	2,101
comScore, Inc. *	28,000	342
Concur Technologies, Inc. *	74,500	1,880
CyberSource Corp. *	102,700	1,248
DealerTrack Holdings, Inc. *	63,336	680
Digital River, Inc. *	54,700	1,356
EarthLink, Inc. *	167,281	1,154
Epicor Software Corp. *	126,700	893
Euronet Worldwide, Inc. *	69,036	823
Exlservice Holdings, Inc. *	28,000	204
Fair Isaac Corp.	71,600	1,116
Forrester Research, Inc. *	24,317	682
Gartner, Inc. *	110,249	2,029
Global Cash Access Holdings, Inc. *	37,118	105
GSI Commerce, Inc. *	37,700	390
Heartland Payment Systems, Inc.	51,100	890
Hewitt Associates, Inc., Class A *	7,500	209
Informatica Corp. *	140,581	1,975
Interwoven, Inc. *	77,800	981
j2 Global Communications, Inc. *	68,028	1,097
Jack Henry & Associates, Inc.	147,720	2,808
Lawson Software, Inc. *	186,900	994
Macrovision Solutions Corp. *	123,229	1,365
Manhattan Associates, Inc. *	37,047	623
ManTech International Corp., Class A *	33,482	1,806
MAXIMUS, Inc.	32,574	1,040
Mentor Graphics Corp. *	143,367	1,052
MicroStrategy, Inc., Class A *	15,662	617
ModusLink Global Solutions, Inc. *	60,550	337
Move, Inc. *	137,352	231
NetSuite, Inc. *	25,000	247
NeuStar, Inc., Class A *	119,195	2,348
Omniture, Inc. *	100,300	1,153
Perot Systems Corp., Class A *	139,792	2,012
Progress Software Corp. *	68,280	1,566
Quality Systems, Inc.	28,272	1,088
Quest Software, Inc. *	117,588	1,558
RealNetworks, Inc. *	139,430	597
Sapient Corp. *	175,463	963
SAVVIS, Inc. *	60,200	518
Secure Computing Corp. *	108,319	613
Solera Holdings, Inc. *	82,500	2,053
SPSS, Inc. *	27,400	640
SRA International, Inc., Class A *	67,495	1,247
Synchronoss Technologies, Inc. *	26,100	203
Syntel, Inc.	21,183	527
Take-Two Interactive Software, Inc. *	117,404	1,392
TeleTech Holdings, Inc. *	54,400	492
The Ultimate Software Group, Inc. *	51,900	692
THQ, Inc. *	112,500	838
TIBCO Software, Inc. *	284,136	1,463
TiVo, Inc. *	159,103	1,093
Unisys Corp. *	499,000	759
United Online, Inc.	127,087	940
VeriFone Holdings, Inc. *	90,343	1,026
WebMD Health Corp., Class A *	14,824	331
Websense, Inc. *	70,904	1,384
Wind River Systems, Inc. *	118,836	1,039
Wright Express Corp. *	57,376	786

		67,237

Technology Hardware & Equipment 5.0%
3Com Corp. *	626,619	1,711
ADC Telecommunications, Inc. *	174,300	1,105
ADTRAN, Inc.	84,405	1,283
Arris Group, Inc. *	175,460	1,212
Avid Technology, Inc. *	50,405	747
Avocent Corp. *	69,056	1,037
Benchmark Electronics, Inc. *	100,594	1,206
Black Box Corp.	29,892	909
Blue Coat Systems, Inc. *	64,600	872
Brightpoint, Inc. *	58,295	336
Checkpoint Systems, Inc. *	62,444	787
Cogent, Inc. *	68,609	627
Cognex Corp.	68,609	1,099
Coherent, Inc. *	46,951	1,188
Comtech Telecommunications Corp. *	37,800	1,830
Daktronics, Inc.	57,100	569
Data Domain, Inc. *	51,600	953
Echelon Corp. *	52,300	425
Electro Scientific Industries, Inc. *	39,085	327
Electronics for Imaging, Inc. *	72,409	768
Emulex Corp. *	126,290	1,200
F5 Networks, Inc. *	143,600	3,564
Foundry Networks, Inc. *	237,924	3,533
Harmonic, Inc. *	157,700	1,121
Hughes Communications, Inc. *	17,500	284
Hutchinson Technology, Inc. *	31,786	217
Imation Corp.	49,813	614
Infinera Corp. *	149,600	1,164
Insight Enterprises, Inc. *	65,900	641
InterDigital, Inc. *	76,594	1,668
Intermec, Inc. *	81,440	1,056
IPG Photonics Corp. *	30,118	428
Ixia *	89,940	599
L-1 Identity Solutions, Inc. *	103,084	845
Littelfuse, Inc. *	32,800	612
MTS Systems Corp.	30,175	980
National Instruments Corp.	6,045	154
NETGEAR, Inc. *	55,300	611
Newport Corp. *	45,737	329
10     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Palm, Inc. *	165,160	659
Plantronics, Inc.	78,493	1,133
Plexus Corp. *	59,362	1,108
Riverbed Technology, Inc. *	87,200	1,093
Rofin-Sinar Technologies, Inc. *	43,636	973
Rogers Corp. *	30,267	911
Sanmina-SCI Corp. *	819,634	615
ScanSource, Inc. *	43,878	871
Sonus Networks, Inc. *	378,058	835
Starent Networks Corp. *	49,400	492
Sycamore Networks, Inc. *	283,415	947
Synaptics, Inc. *	63,300	1,955
SYNNEX Corp. *	28,500	440
Technitrol, Inc.	52,643	304
Tekelec *	110,627	1,404
ViaSat, Inc. *	42,919	782
Vishay Intertechnology, Inc. *	269,300	1,161

		54,294

Telecommunication Services 0.7%
Alaska Communication Systems Group, Inc.	75,300	703
Centennial Communications Corp. *	87,873	313
Cincinnati Bell, Inc. *	370,445	885
Cogent Communications Group, Inc. *	67,300	322
ICO Global Communications Holdings Ltd. *	54,500	89
Iowa Telecommunications Services, Inc.	50,800	768
iPCS, Inc. *	22,800	372
NTELOS Holdings Corp.	47,600	1,238
PAETEC Holding Corp. *	116,800	105
Premiere Global Services, Inc. *	118,800	1,182
Syniverse Holdings, Inc. *	90,400	1,700

		7,677

Transportation 2.3%
AirTran Holdings, Inc. *	175,398	717
Alaska Air Group, Inc. *	55,909	1,381
AMERCO *	9,104	412
American Commercial Lines, Inc. *	64,202	477
Arkansas Best Corp.	38,272	1,117
Atlas Air Worldwide Holdings, Inc. *	22,100	427
Avis Budget Group, Inc. *	90,119	148
Eagle Bulk Shipping, Inc.	72,600	724
Forward Air Corp.	48,682	1,274
Genco Shipping & Trading Ltd.	42,400	884
Genesee & Wyoming, Inc., Class A *	57,972	1,933
Heartland Express, Inc.	89,952	1,380
Hub Group, Inc., Class A *	60,892	1,915
JetBlue Airways Corp. *	286,303	1,589
Knight Transportation, Inc.	97,488	1,550
Macquarie Infrastructure Co., LLC	66,451	675
Old Dominion Freight Line, Inc. *	50,989	1,547
Pacer International, Inc.	56,118	634
Republic Airways Holdings, Inc. *	54,900	821
SkyWest, Inc.	88,512	1,364
US Airways Group, Inc. *	200,200	2,030
Werner Enterprises, Inc.	72,543	1,423
YRC Worldwide, Inc. *	65,800	301

		24,723

Utilities 4.7%
ALLETE, Inc.	40,690	1,424
American States Water Co.	29,100	996
Amerigas Partners L.P.	49,500	1,556
Avista Corp.	86,012	1,708
Black Hills Corp.	61,798	1,560
California Water Service Group	34,987	1,314
CH Energy Group, Inc.	25,297	1,043
Cleco Corp.	90,815	2,090
El Paso Electric Co. *	73,016	1,352
Ferrellgas Partners L.P.	58,100	968
IDACORP, Inc.	70,798	1,888
ITC Holdings Corp.	2,741	111
MGE Energy, Inc.	33,860	1,206
New Jersey Resources Corp.	62,113	2,313
Nicor, Inc.	76,300	3,526
Northwest Natural Gas Co.	44,895	2,284
NorthWestern Corp.	65,912	1,288
Piedmont Natural Gas Co., Inc.	124,077	4,085
PNM Resources, Inc.	129,900	1,267
Portland General Electric Co.	99,400	2,040
South Jersey Industries, Inc.	45,960	1,566
Southwest Gas Corp.	68,496	1,789
Spectra Energy Partners L.P.	13,000	261
Suburban Propane Partners L.P.	47,694	1,617
The Empire District Electric Co.	56,900	1,093
The Laclede Group, Inc.	36,877	1,929
UIL Holdings Corp.	49,310	1,627
Unisource Energy Corp.	53,717	1,482
Vectren Corp.	122,517	3,087
See financial notes.       11

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
WGL Holdings, Inc.	79,661	2,564

		51,034

Total Common Stock (Cost $1,216,052)		1,009,483

Foreign Common Stock 1.1% of net assets

Bermuda 1.0%

Capital Goods 0.1%
Aircastle Ltd.	113,800	791
Textainer Group Holdings Ltd.	19,000	209

		1,000

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	36,900	664

Insurance 0.6%
Assured Guaranty Ltd.	144,337	1,621
Enstar Group Ltd. *	11,194	852
Flagstone Reinsurance Holdings Ltd.	41,829	443
Max Capital Group Ltd.	69,384	1,107
Platinum Underwriters Holdings Ltd.	55,157	1,751
Validus Holdings Ltd.	116,014	2,058

		7,832

Software & Services 0.1%
VistaPrint Ltd. *	49,600	847

Telecommunication Services 0.1%
Global Crossing Ltd. *	90,624	604

Transportation 0.0%
TBS International Ltd., Class A *	17,800	152

Utilities 0.0%
Brookfield Infrastructure Partners L.P.	27,366	410

		11,509

Liberia 0.1%

Transportation 0.1%
Excel Maritime Carriers Ltd.	51,400	588

Total Foreign Common Stock (Cost $19,828)		12,097

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	3,018	356

Total Preferred Stock (Cost $1,124)		356

Rights 0.0% of net assets

Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	47,356	54

Total Rights (Cost $44)		54

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 4.9% of net assets

Commercial Paper & Other Obligations 4.4%
Citibank, London Time Deposit
0.56%, 11/03/08	40,100	40,100
JP Morgan Chase, London Time Deposit
0.56%, 11/03/08	7,151	7,151

		47,251

U.S. Treasury Obligations 0.5%
U.S. Treasury Bills
0.25%, 12/18/08 (a)	258	258
0.17%, 12/18/08 (a)	900	900
0.20%, 12/18/08 (a)	1,760	1,759
0.36%, 12/18/08 (a)	880	880
0.61%, 12/18/08 (a)	15	15
0.03%, 12/18/08 (a)	1,642	1,642

		5,454

Total Short-Term Investments (Cost $52,705)		52,705

End of Investments.
(All dollar amounts are x 1,000)
At 10/31/08 the tax basis cost of the fund’s investments was $1,326,126, and the unrealized appreciation and depreciation were $136,059 and ($387,490), respectively, with a net unrealized depreciation of ($251,431).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
12     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued
In addition to the above, the fund held the following at 10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

Russell 2000 Index, e-mini, Long, expires 12/19/08	903	48,446	989
See financial notes.       13

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	4,886,488	5,099,555
0.1%	Foreign Common Stock	4,838	2,881
0.9%	Short-Term Investments	45,405	45,405

99.9%	Total Investments	4,936,731	5,147,841
0.1%	Other Assets and Liabilities, Net		5,761

100.0%	Net Assets		5,153,602

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	1,182,277	2,589
General Motors Corp.	355,225	2,053
Harley-Davidson, Inc.	143,545	3,514
Johnson Controls, Inc.	358,952	6,364
The Goodyear Tire & Rubber Co. *	105,796	944

		15,464
Banks 3.4%
BB&T Corp.	335,116	12,014
Comerica, Inc.	95,108	2,624
Fifth Third Bancorp	347,725	3,773
First Horizon National Corp.	120,653	1,437
Hudson City Bancorp, Inc.	310,900	5,848
Huntington Bancshares, Inc.	217,426	2,055
KeyCorp	296,955	3,632
M&T Bank Corp.	47,155	3,824
Marshall & Ilsley Corp.	154,183	2,780
National City Corp.	1,260,423	3,403
PNC Financial Services Group, Inc.	211,811	14,121
Regions Financial Corp.	426,331	4,728
Sovereign Bancorp, Inc. *	275,282	798
SunTrust Banks, Inc.	227,836	9,145
U.S. Bancorp	1,059,232	31,576
Wells Fargo & Co.	2,061,376	70,190
Zions Bancorp	68,162	2,598

		174,546

Capital Goods 8.0%
3M Co.	427,761	27,505
Caterpillar, Inc.	374,687	14,302
Cooper Industries Ltd., Class A	109,322	3,383
Cummins, Inc.	121,708	3,146
Danaher Corp.	145,519	8,621
Deere & Co.	265,168	10,225
Dover Corp.	114,923	3,651
Eaton Corp.	93,395	4,165
Emerson Electric Co.	477,518	15,629
Fastenal Co.	58,534	2,357
Flowserve Corp.	20,000	1,138
Fluor Corp.	103,898	4,149
General Dynamics Corp.	243,372	14,680
General Electric Co.	6,340,787	123,709
Goodrich Corp.	74,318	2,717
Honeywell International, Inc.	453,360	13,805
Illinois Tool Works, Inc.	247,170	8,253
Ingersoll-Rand Co., Ltd., Class A	194,677	3,592
ITT Corp.	115,560	5,142
Jacobs Engineering Group, Inc. *	40,234	1,466
L-3 Communications Holdings, Inc.	73,595	5,974
Lockheed Martin Corp.	202,532	17,225
Masco Corp.	236,681	2,402
Northrop Grumman Corp.	208,321	9,768
PACCAR, Inc.	227,020	6,638
Pall Corp.	48,022	1,268
Parker Hannifin Corp.	106,006	4,110
Precision Castparts Corp.	84,100	5,451
Raytheon Co.	259,439	13,260
Rockwell Automation, Inc.	88,041	2,436
Rockwell Collins, Inc.	98,524	3,668
Terex Corp. *	59,300	990
Textron, Inc.	154,126	2,728
The Boeing Co.	455,250	23,796
The Manitowoc Co., Inc.	74,100	729
Tyco International Ltd.	284,553	7,193
United Technologies Corp.	590,494	32,454
W.W. Grainger, Inc.	40,399	3,174

		414,899

Commercial & Professional Supplies 0.5%
Allied Waste Industries, Inc. *	103,186	1,075
Avery Dennison Corp.	56,457	1,977
Cintas	81,991	1,943
See financial notes.     1

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Equifax, Inc.	80,620	2,103
Monster Worldwide, Inc. *	77,326	1,101
Pitney Bowes, Inc.	131,854	3,267
R.R. Donnelley & Sons Co.	131,347	2,177
Robert Half International, Inc.	97,973	1,849
Waste Management, Inc.	310,505	9,697

		25,189

Consumer Durables & Apparel 1.0%
Centex Corp.	72,629	890
Coach, Inc. *	212,416	4,376
D.R. Horton, Inc.	164,056	1,211
Eastman Kodak Co.	169,561	1,556
Fortune Brands, Inc.	91,549	3,492
Harman International Industries, Inc.	34,500	634
Hasbro, Inc.	83,255	2,420
Jones Apparel Group, Inc.	52,684	585
KB HOME	38,775	647
Leggett & Platt, Inc.	107,903	1,873
Lennar Corp., Class A	79,582	616
Liz Claiborne, Inc.	61,119	498
Mattel, Inc.	222,967	3,349
Newell Rubbermaid, Inc.	167,418	2,302
NIKE, Inc., Class B	236,242	13,615
Polo Ralph Lauren Corp.	23,200	1,094
Pulte Homes, Inc.	122,586	1,366
Snap-on, Inc.	35,854	1,325
The Black & Decker Corp.	37,550	1,901
The Stanley Works	36,574	1,197
VF Corp.	53,707	2,959
Whirlpool Corp.	46,691	2,178

		50,084

Consumer Services 1.6%
Apollo Group, Inc., Class A *	71,930	5,000
Carnival Corp.	265,307	6,739
Darden Restaurants, Inc.	78,430	1,739
H&R Block, Inc.	157,094	3,098
International Game Technology	191,469	2,681
Marriott International, Inc., Class A	183,134	3,822
McDonald’s Corp.	694,901	40,256
Starbucks Corp. *	431,110	5,660
Starwood Hotels & Resorts Worldwide, Inc.	120,073	2,706
Wyndham Worldwide Corp.	107,943	884
Yum! Brands, Inc.	288,706	8,375

		80,960

Diversified Financials 7.8%
American Capital Ltd.	55,200	776
American Express Co.	736,634	20,257
Ameriprise Financial, Inc.	148,061	3,198
Bank of America Corp.	2,963,131	71,619
Bank of New York Mellon Corp.	705,303	22,993
Capital One Financial Corp.	240,889	9,424
CIT Group, Inc.	116,838	484
Citigroup, Inc.	3,294,543	44,971
CME Group, Inc.	38,190	10,775
Discover Financial Services	300,324	3,679
E*TRADE Financial Corp. *	262,898	478
Federated Investors, Inc., Class B	45,911	1,111
Franklin Resources, Inc.	96,036	6,530
IntercontinentalExchange, Inc. *	37,700	3,226
Janus Capital Group, Inc.	95,251	1,118
JPMorgan Chase & Co.	2,298,616	94,818
Legg Mason, Inc.	81,300	1,804
Leucadia National Corp.	75,700	2,032
Merrill Lynch & Co., Inc.	907,590	16,872
Moody’s Corp.	126,591	3,241
Morgan Stanley	655,048	11,444
Northern Trust Corp.	124,934	7,035
NYSE Euronext	163,400	4,931
SLM Corp. *	255,962	2,731
State Street Corp.	248,528	10,774
T. Rowe Price Group, Inc.	159,326	6,300
The Charles Schwab Corp. (b)	605,596	11,579
The Goldman Sachs Group, Inc.	271,017	25,069
The Nasdaq OMX Group, Inc. *	64,000	2,077

		401,346

Energy 12.9%
Anadarko Petroleum Corp.	286,332	10,108
Apache Corp.	194,449	16,009
Baker Hughes, Inc.	190,241	6,649
BJ Services Co.	150,775	1,937
Cabot Oil & Gas Corp.	59,700	1,676
Cameron International Corp. *	129,400	3,139
Chesapeake Energy Corp.	271,300	5,960
Chevron Corp.	1,250,719	93,304
ConocoPhillips	920,904	47,905
CONSOL Energy, Inc.	104,200	3,271
Devon Energy Corp.	269,713	21,809
El Paso Corp.	410,934	3,986
ENSCO International, Inc.	70,400	2,676
EOG Resources, Inc.	150,907	12,211
Exxon Mobil Corp.	3,146,231	233,199
Halliburton Co.	546,836	10,822
Hess Corp.	154,202	9,284
Marathon Oil Corp.	436,722	12,709
Massey Energy Co.	48,700	1,124
Murphy Oil Corp.	97,527	4,939
Nabors Industries Ltd. *	174,696	2,512
National-Oilwell Varco, Inc. *	222,610	6,654
Noble Corp.	163,482	5,266
2     See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Noble Energy	104,000	5,389
Occidental Petroleum Corp.	508,744	28,256
Peabody Energy Corp.	134,400	4,638
Pioneer Natural Resources Co.	73,000	2,032
Range Resources Corp.	88,600	3,741
Rowan Cos., Inc.	64,341	1,167
Schlumberger Ltd.	728,459	37,625
Smith International, Inc.	110,400	3,807
Southwestern Energy Co. *	179,200	6,383
Spectra Energy Corp.	356,334	6,888
Sunoco, Inc.	72,311	2,205
Tesoro Corp.	42,700	413
The Williams Cos., Inc.	368,102	7,719
Transocean, Inc. *	184,039	15,152
Valero Energy Corp.	322,485	6,637
Weatherford International Ltd. *	415,262	7,010
XTO Energy, Inc.	310,083	11,147

		667,358

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	264,071	15,055
CVS Caremark Corp.	866,000	26,543
Safeway, Inc.	269,735	5,737
SUPERVALU, Inc.	124,524	1,773
Sysco Corp.	355,595	9,317
The Kroger Co.	409,246	11,238
Wal-Mart Stores, Inc.	1,367,893	76,342
Walgreen Co.	599,499	15,263
Whole Foods Market, Inc.	62,900	674

		161,942

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	1,193,829	22,910
Anheuser-Busch Cos., Inc.	432,408	26,822
Archer-Daniels-Midland Co.	390,669	8,098
Brown-Forman Corp., Class B	51,186	2,324
Campbell Soup Co.	120,713	4,581
Coca-Cola Enterprises, Inc.	173,467	1,743
ConAgra Foods, Inc.	286,055	4,983
Constellation Brands, Inc., Class A *	117,905	1,478
Dean Foods Co. *	43,900	960
Dr. Pepper Snapple Group, Inc. *	140,000	3,206
General Mills, Inc.	205,003	13,887
H.J. Heinz Co.	192,551	8,438
Kellogg Co.	153,585	7,744
Kraft Foods, Inc., Class A	882,400	25,713
Lorillard, Inc.	103,718	6,831
McCormick & Co., Inc.	77,973	2,625
Molson Coors Brewing Co., Class B	72,850	2,722
PepsiCo, Inc.	951,078	54,221
Philip Morris International, Inc.	1,251,889	54,420
Reynolds American, Inc.	110,078	5,389
Sara Lee Corp.	442,030	4,942
The Coca-Cola Co.	1,195,807	52,687
The Hershey Co.	97,892	3,645
The Pepsi Bottling Group, Inc.	81,611	1,887
Tyson Foods, Inc., Class A	136,402	1,192
UST, Inc.	92,696	6,265

		329,713

Health Care Equipment & Services 4.2%
Aetna, Inc.	300,652	7,477
AmerisourceBergen Corp.	102,482	3,205
Baxter International, Inc.	393,211	23,785
Becton, Dickinson & Co.	149,794	10,396
Boston Scientific Corp. *	760,150	6,864
C.R. Bard, Inc.	60,312	5,323
Cardinal Health, Inc.	216,680	8,277
CIGNA Corp.	175,110	2,854
Coventry Health Care, Inc. *	93,847	1,238
Covidien Ltd.	302,553	13,400
DaVita, Inc. *	30,000	1,703
Express Scripts, Inc. *	152,994	9,273
Hospira, Inc. *	92,968	2,586
Humana, Inc. *	105,389	3,119
IMS Health, Inc.	120,083	1,722
Intuitive Surgical, Inc. *	22,700	3,922
Laboratory Corp. of America Holdings *	67,844	4,172
McKesson Corp.	170,166	6,260
Medco Health Solutions, Inc. *	310,676	11,790
Medtronic, Inc.	682,296	27,517
Patterson Cos., Inc. *	69,444	1,759
Quest Diagnostics, Inc.	88,042	4,120
St. Jude Medical, Inc. *	208,159	7,916
Stryker Corp.	146,742	7,845
Tenet Healthcare Corp. *	48,777	214
UnitedHealth Group, Inc.	753,808	17,888
Varian Medical Systems, Inc. *	49,000	2,230
WellPoint, Inc. *	317,839	12,354
Zimmer Holdings, Inc. *	140,969	6,545

		215,754

Household & Personal Products 3.2%
Avon Products, Inc.	260,520	6,469
Colgate-Palmolive Co.	309,757	19,440
Kimberly-Clark Corp.	254,211	15,581
The Clorox Co.	84,412	5,133
The Estee Lauder Cos., Inc., Class A	62,600	2,256
The Procter & Gamble Co.	1,841,670	118,861

		167,740
See financial notes.     3

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Insurance 2.4%
Aflac, Inc.	289,968	12,840
American International Group, Inc.	1,600,032	3,056
Aon Corp.	178,675	7,558
Assurant, Inc.	53,600	1,366
Cincinnati Financial Corp.	101,886	2,648
Genworth Financial, Inc., Class A	280,038	1,355
Lincoln National Corp.	165,270	2,849
Loews Corp.	177,303	5,888
Marsh & McLennan Cos., Inc.	315,984	9,265
MBIA, Inc.	78,224	769
MetLife, Inc.	437,911	14,547
Principal Financial Group, Inc.	158,912	3,018
Prudential Financial, Inc.	264,181	7,925
The Allstate Corp.	333,682	8,806
The Chubb Corp.	223,400	11,577
The Hartford Financial Services Group, Inc.	198,917	2,053
The Progressive Corp.	411,728	5,875
The Travelers Cos., Inc.	363,352	15,461
Torchmark Corp.	61,861	2,584
Unum Group	213,338	3,360
XL Capital Ltd., Class A	108,299	1,050

		123,850

Materials 3.1%
Air Products & Chemicals, Inc.	130,754	7,601
AK Steel Holding Corp.	50,800	707
Alcoa, Inc.	491,937	5,662
Allegheny Technologies, Inc.	53,155	1,411
Ashland, Inc.	36,927	834
Ball Corp.	59,822	2,046
Bemis Co., Inc.	59,750	1,484
CF Industries Holdings, Inc.	17,000	1,091
E.I. du Pont de Nemours & Co.	561,478	17,967
Eastman Chemical Co.	45,991	1,858
Ecolab, Inc.	105,595	3,935
Freeport-McMoRan Copper & Gold, Inc.	218,796	6,367
Hercules, Inc.	71,222	1,197
International Flavors & Fragrances, Inc.	48,167	1,536
International Paper Co.	258,603	4,453
MeadWestvaco Corp.	104,877	1,471
Monsanto Co.	334,976	29,806
Newmont Mining Corp.	254,312	6,699
Nucor Corp.	175,904	7,126
Pactiv Corp. *	79,295	1,868
PPG Industries, Inc.	100,861	5,001
Praxair, Inc.	191,780	12,494
Rohm & Haas Co.	76,442	5,378
Sealed Air Corp.	98,210	1,662
Sigma-Aldrich Corp.	77,926	3,418
The Dow Chemical Co.	575,193	15,340
Titanium Metals Corp.	26,900	250
United States Steel Corp.	77,148	2,845
Vulcan Materials Co.	56,704	3,078
Weyerhaeuser Co.	127,433	4,871

		159,456

Media 2.5%
CBS Corp., Class B	419,711	4,075
Comcast Corp., Class A	1,781,208	28,072
Gannett Co., Inc.	138,839	1,527
Meredith Corp.	17,154	332
News Corp., Class A	1,391,611	14,807
Omnicom Group, Inc.	201,982	5,967
Scripps Networks Interactive, Class A	39,225	1,114
The DIRECTV Group, Inc. *	338,000	7,399
The Interpublic Group of Cos., Inc. *	256,619	1,332
The McGraw-Hill Cos., Inc.	195,811	5,256
The New York Times Co., Class A	81,287	813
The Walt Disney Co.	1,148,676	29,751
The Washington Post Co., Class B	1,250	533
Time Warner, Inc.	2,197,329	22,171
Viacom, Inc., Class B *	387,703	7,839

		130,988

Pharmaceuticals & Biotechnology 9.6%
Abbott Laboratories	934,375	51,531
Allergan, Inc.	185,022	7,340
Amgen, Inc. *	651,918	39,043
Applied Biosystems, Inc.	103,342	3,186
Barr Pharmaceuticals, Inc. *	66,137	4,250
Biogen Idec, Inc. *	177,761	7,564
Bristol-Myers Squibb Co.	1,196,028	24,578
Celgene Corp. *	257,500	16,547
Eli Lilly & Co.	614,625	20,787
Forest Laboratories, Inc. *	201,123	4,672
Genzyme Corp. *	162,807	11,865
Gilead Sciences, Inc. *	559,944	25,673
Johnson & Johnson	1,697,295	104,112
King Pharmaceuticals, Inc. *	159,892	1,406
Merck & Co., Inc.	1,310,407	40,557
Millipore Corp. *	16,408	851
Mylan, Inc. *	65,549	562
PerkinElmer, Inc.	70,980	1,273
Pfizer, Inc.	4,089,357	72,423
Schering-Plough Corp.	946,326	13,712
Thermo Fisher Scientific, Inc. *	251,699	10,219
Waters Corp. *	60,268	2,640
Watson Pharmaceuticals, Inc. *	63,811	1,670
4     See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Wyeth	813,082	26,165

		492,626

Real Estate 1.0%
Apartment Investment & Management Co., Class A	63,441	928
AvalonBay Communities, Inc.	39,950	2,837
Boston Properties, Inc.	65,600	4,650
CB Richard Ellis Group, Inc., Class A *	14,700	103
Developers Diversified Realty Corp.	39,700	523
Equity Residential	165,692	5,788
General Growth Properties, Inc.	94,600	392
HCP, Inc.	134,700	4,031
Host Hotels & Resorts, Inc.	271,458	2,807
Kimco Realty Corp.	134,400	3,035
Plum Creek Timber Co., Inc.	106,950	3,987
ProLogis	154,506	2,163
Public Storage	68,725	5,601
Simon Property Group, Inc.	132,910	8,909
Vornado Realty Trust	72,727	5,131

		50,885

Retailing 2.8%
Abercrombie & Fitch Co., Class A	25,900	750
Amazon.com, Inc. *	182,988	10,474
AutoNation, Inc. *	80,566	554
AutoZone, Inc. *	26,707	3,400
Bed Bath & Beyond, Inc. *	158,865	4,094
Best Buy Co., Inc.	214,441	5,749
Big Lots, Inc. *	62,909	1,537
Dillard’s, Inc., Class A	33,711	180
Expedia, Inc. *	126,600	1,204
Family Dollar Stores, Inc.	85,892	2,311
Game Stop Corp., Class A *	97,900	2,681
Genuine Parts Co.	102,653	4,039
J.C. Penney Co., Inc.	135,584	3,243
Kohl’s Corp. *	191,551	6,729
Limited Brands, Inc.	189,987	2,276
Lowe’s Cos., Inc.	894,120	19,402
Macy’s, Inc.	272,190	3,345
Nordstrom, Inc.	109,382	1,979
Office Depot, Inc. *	167,083	602
Radio Shack Corp.	79,067	1,001
Sears Holdings Corp. *	40,075	2,314
Staples, Inc.	426,397	8,285
Target Corp.	442,619	17,758
The Gap, Inc.	300,574	3,889
The Home Depot, Inc.	1,043,282	24,611
The Sherwin-Williams Co.	60,651	3,452
The TJX Cos., Inc.	266,739	7,138
Tiffany & Co.	74,308	2,040

		145,037

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	301,471	1,055
Altera Corp.	194,494	3,375
Analog Devices, Inc.	179,122	3,826
Applied Materials, Inc.	830,049	10,716
Broadcom Corp., Class A *	285,901	4,883
Intel Corp.	3,463,566	55,417
KLA-Tencor Corp.	110,567	2,571
Linear Technology Corp.	136,338	3,092
LSI Corp. *	250,138	963
MEMC Electronic Materials, Inc. *	105,100	1,932
Microchip Technology, Inc.	67,700	1,667
Micron Technology, Inc. *	425,213	2,003
National Semiconductor Corp.	132,830	1,749
Novellus Systems, Inc. *	62,474	987
NVIDIA Corp. *	324,850	2,846
Teradyne, Inc. *	119,683	610
Texas Instruments, Inc.	802,340	15,694
Xilinx, Inc.	172,868	3,184

		116,570

Software & Services 6.1%
Adobe Systems, Inc. *	331,082	8,820
Affiliated Computer Services, Inc., Class A *	58,472	2,397
Akamai Technologies, Inc. *	49,500	712
Autodesk, Inc. *	142,646	3,040
Automatic Data Processing, Inc.	312,760	10,931
BMC Software, Inc. *	120,001	3,099
CA, Inc.	256,895	4,573
Citrix Systems, Inc. *	86,545	2,230
Cognizant Technology Solutions Corp., Class A *	176,300	3,385
Computer Sciences Corp. *	98,553	2,972
Compuware Corp. *	179,317	1,144
Convergys Corp. *	85,006	654
eBay, Inc. *	672,806	10,274
Electronic Arts, Inc. *	189,219	4,310
Fidelity National Information Services, Inc.	102,300	1,544
Fiserv, Inc. *	100,097	3,339
Google, Inc., Class A *	141,971	51,019
Intuit, Inc. *	197,876	4,959
Master Card, Inc., Class A	43,900	6,489
Microsoft Corp.	4,771,263	106,542
Novell, Inc. *	220,687	1,028
Oracle Corp. *	2,400,471	43,905
Paychex, Inc.	198,430	5,663
Salesforce.com, Inc. *	47,435	1,469
Symantec Corp. *	513,854	6,464
See financial notes.     5

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Total System Services, Inc.	118,200	1,624
Unisys Corp. *	181,592	276
VeriSign, Inc. *	117,700	2,495
Western Union Co.	455,462	6,950
Yahoo!, Inc. *	787,491	10,096

		312,403

Technology Hardware & Equipment 7.4%
Agilent Technologies, Inc. *	225,567	5,005
Amphenol Corp., Class A	72,000	2,063
Apple, Inc. *	535,625	57,628
Ciena Corp. *	47,466	456
Cisco Systems, Inc. *	3,601,398	63,997
Corning, Inc.	962,529	10,424
Dell, Inc. *	1,105,794	13,436
EMC Corp. *	1,270,626	14,968
Harris Corp.	80,000	2,876
Hewlett-Packard Co.	1,494,758	57,219
International Business Machines Corp.	823,847	76,593
Jabil Circuit, Inc.	108,685	914
JDS Uniphase Corp. *	125,689	686
Juniper Networks, Inc. *	305,100	5,718
Lexmark International, Inc., Class A *	55,716	1,439
Molex, Inc.	85,448	1,231
Motorola, Inc.	1,403,700	7,538
NetApp, Inc. *	219,563	2,971
QLogic Corp. *	98,272	1,181
QUALCOMM, Inc.	984,858	37,681
SanDisk Corp. *	109,800	976
Sun Microsystems, Inc. *	483,538	2,224
Tellabs, Inc. *	266,357	1,129
Teradata Corp. *	108,424	1,669
Tyco Electronics Ltd.	281,553	5,473
Xerox Corp.	563,696	4,521

		380,016

Telecommunication Services 3.3%
American Tower Corp., Class A *	196,700	6,355
AT&T, Inc.	3,571,712	95,615
CenturyTel, Inc.	68,817	1,728
Embarq Corp.	93,293	2,799
Frontier Communications Corp.	197,963	1,507
Qwest Communications International, Inc.	954,223	2,729
Sprint Nextel Corp. *	1,782,577	5,579
Verizon Communications, Inc.	1,751,251	51,960
Windstream Corp.	261,945	1,967

		170,239

Transportation 2.3%
Burlington Northern Santa Fe Corp.	174,259	15,520
C.H. Robinson Worldwide, Inc.	72,200	3,739
CSX Corp.	253,106	11,572
Expeditors International of Washington, Inc.	99,500	3,249
FedEx Corp.	187,949	12,286
Norfolk Southern Corp.	233,304	13,984
Ryder System, Inc.	34,193	1,355
Southwest Airlines Co.	450,801	5,310
Union Pacific Corp.	313,046	20,902
United Parcel Service, Inc., Class B	617,110	32,571

		120,488

Utilities 3.7%
Allegheny Energy, Inc.	100,525	3,031
Ameren Corp.	124,330	4,035
American Electric Power Co., Inc.	245,935	8,025
Center Point Energy, Inc.	172,437	1,986
CMS Energy Corp.	116,771	1,197
Consolidated Edison, Inc.	149,269	6,466
Constellation Energy Group, Inc.	109,191	2,644
Dominion Resources, Inc.	351,016	12,735
DTE Energy Co.	102,614	3,622
Duke Energy Corp.	782,869	12,823
Dynegy, Inc., Class A *	247,112	899
Edison International	204,467	7,277
Entergy Corp.	116,073	9,059
Exelon Corp.	401,854	21,797
FirstEnergy Corp.	185,163	9,658
FPL Group, Inc.	250,250	11,822
Integrys Energy Group, Inc.	27,779	1,324
Nicor, Inc.	20,782	960
NiSource, Inc.	161,756	2,096
Pepco Holdings, Inc.	59,700	1,233
PG&E Corp.	219,856	8,062
Pinnacle West Capital Corp.	51,445	1,628
PPL Corp.	227,042	7,452
Progress Energy, Inc.	158,192	6,228
Public Service Enterprise Group, Inc.	310,174	8,731
Questar Corp.	98,900	3,408
Sempra Energy	159,017	6,773
Southern Co.	464,409	15,948
TECO Energy, Inc.	114,004	1,316
The AES Corp. *	414,310	3,302
Wisconsin Energy Corp.	50,000	2,175
6     See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Xcel Energy, Inc.	246,254	4,290

		192,002

Total Common Stock (Cost $4,886,488)		5,099,555

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%

Diversified Financials 0.1%
Invesco Ltd.	193,243	2,881

Total Foreign Common Stock (Cost $4,838)		2,881

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Citibank, London Time Deposit
0.56%, 11/03/08	40,140	40,140

U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
0.25%, 12/18/08 (a)	1,750	1,750
0.05%, 12/18/08 (a)	1,510	1,510
0.03%, 12/18/08 (a)	2,005	2,005

		5,265

Total Short-Term Investments (Cost $45,405)		45,405

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/08 the tax basis cost of the fund’s investments was $4,978,254 and the unrealized appreciation and depreciation were $1,427,322 and ($1,257,735), respectively, with a net unrealized appreciation of $169,587.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts.

(b) Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long expires 12/19/08	950	45,947	3,345
See financial notes.     7

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)
96.8%	Common Stock	2,967,032	2,306,982
3.1%	Short-Term Investments	74,377	74,377

99.9%	Total Investments	3,041,409	2,381,359
0.1%	Other Assets and Liabilities, Net		3,326

100.0%	Total Net Assets		2,384,685

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.8% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	574,911	1,259
General Motors Corp.	148,652	859
Harley-Davidson, Inc.	61,925	1,516
Johnson Controls, Inc.	159,407	2,826
The Goodyear Tire & Rubber Co. *	66,640	595

		7,055
Banks 3.3%
BB&T Corp.	153,347	5,498
Comerica, Inc.	39,662	1,094
Fifth Third Bancorp	152,410	1,654
First Horizon National Corp.	78,429	934
Hudson City Bancorp, Inc.	150,792	2,836
Huntington Bancshares, Inc.	98,485	931
KeyCorp	130,943	1,601
M&T Bank Corp.	20,546	1,666
Marshall & Ilsley Corp.	69,887	1,260
National City Corp.	558,170	1,507
PNC Financial Services Group, Inc.	92,643	6,177
Regions Financial Corp.	183,842	2,039
Sovereign Bancorp, Inc.	142,961	415
SunTrust Banks, Inc.	99,780	4,005
U.S. Bancorp	470,348	14,021
Wells Fargo & Co.	899,513	30,628
Zions Bancorp	37,636	1,434

		77,700

Capital Goods 7.8%
3M Co.	191,578	12,318
Caterpillar, Inc.	165,170	6,305
Cooper Industries Ltd., Class A	51,029	1,579
Cummins, Inc.	54,454	1,408
Danaher Corp.	67,268	3,985
Deere & Co.	116,098	4,477
Dover Corp.	52,647	1,673
Eaton Corp.	45,244	2,018
Emerson Electric Co.	207,567	6,794
Fastenal Co.	32,415	1,305
Flowserve Corp.	15,500	882
Fluor Corp.	47,684	1,904
General Dynamics Corp.	106,528	6,426
General Electric Co.	2,854,825	55,698
Goodrich Corp.	32,678	1,195
Honeywell International, Inc.	196,417	5,981
Illinois Tool Works, Inc.	105,641	3,527
Ingersoll-Rand Co., Ltd. Class A	84,419	1,557
ITT Corp.	50,818	2,261
Jacobs Engineering Group, Inc. *	32,100	1,169
L-3 Communications Holdings, Inc.	32,788	2,661
Lockheed Martin Corp.	91,939	7,819
Masco Corp.	96,807	983
Northrop Grumman Corp.	89,934	4,217
PACCAR, Inc.	97,150	2,841
Pall Corp.	34,308	906
Parker Hannifin Corp.	46,330	1,796
Precision Castparts Corp.	37,927	2,458
Raytheon Co.	113,449	5,798
Rockwell Automation, Inc.	39,180	1,084
Rockwell Collins, Inc.	42,981	1,600
Terex Corp. *	28,035	468
Textron, Inc.	67,278	1,191
The Boeing Co.	200,131	10,461
The Manitowoc Co., Inc.	36,300	357
Tyco International Ltd.	128,165	3,240
United Technologies Corp.	264,366	14,530
W.W. Grainger, Inc.	20,028	1,574

		186,446

Commercial & Professional Supplies 0.5%
Allied Waste Industries, Inc. *	100,914	1,052
Avery Dennison Corp.	27,819	974
Cintas	33,285	789
Equifax, Inc.	34,741	906
Monster Worldwide, Inc. *	32,101	457
Pitney Bowes, Inc.	57,137	1,416
See financial notes.      1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
R.R. Donnelley & Sons Co.	56,122	930
Robert Half International, Inc.	41,869	790
Waste Management, Inc.	130,975	4,090

		11,404

Consumer Durables & Apparel 1.0%
Centex Corp.	32,437	397
Coach, Inc. *	93,112	1,918
D.R. Horton, Inc.	71,790	530
Eastman Kodak Co.	81,352	747
Fortune Brands, Inc.	41,630	1,588
Harman International Industries, Inc.	14,956	275
Hasbro, Inc.	45,412	1,320
Jones Apparel Group, Inc.	24,819	276
KB HOME	19,935	333
Leggett & Platt, Inc.	44,891	779
Lennar Corp., Class A	36,936	286
Liz Claiborne, Inc.	25,123	205
Mattel, Inc.	90,502	1,359
Newell Rubbermaid, Inc.	73,279	1,008
NIKE, Inc., Class B	105,820	6,098
Polo Ralph Lauren Corp.	16,026	756
Pulte Homes, Inc.	57,364	639
Snap-on, Inc.	20,478	757
The Black & Decker Corp.	17,554	888
The Stanley Works	20,845	682
VF Corp.	23,084	1,272
Whirlpool Corp.	19,942	930

		23,043

Consumer Services 1.5%
Apollo Group, Inc., Class A *	35,235	2,449
Carnival Corp.	116,824	2,967
Darden Restaurants, Inc.	38,168	846
H&R Block, Inc.	80,911	1,596
International Game Technology	79,535	1,114
Marriott International, Inc., Class A	78,260	1,633
McDonald’s Corp.	312,117	18,081
Starbucks Corp. *	187,632	2,464
Starwood Hotels & Resorts Worldwide, Inc.	53,595	1,208
Wyndham Worldwide Corp.	48,261	395
Yum! Brands, Inc.	129,259	3,750

		36,503

Diversified Financials 7.7%
American Capital Ltd.	50,161	705
American Express Co.	329,207	9,053
Ameriprise Financial, Inc.	61,347	1,325
Bank of America Corp.	1,361,330	32,903
Bank of New York Mellon Corp.	315,410	10,282
Capital One Financial Corp.	100,835	3,945
CIT Group, Inc.	76,614	317
Citigroup, Inc.	1,471,861	20,091
CME Group, Inc.	18,123	5,113
Discover Financial Services	128,679	1,576
E*TRADE Financial Corp. *	294,795	537
Federated Investors, Inc., Class B	27,495	665
Franklin Resources, Inc.	41,889	2,848
IntercontinentalExchange, Inc. *	20,258	1,733
Invesco Ltd.	96,474	1,438
Janus Capital Group, Inc.	50,444	592
JPMorgan Chase & Co.	1,001,935	41,330
Legg Mason, Inc.	38,108	846
Leucadia National Corp.	46,051	1,236
Merrill Lynch & Co., Inc.	411,086	7,642
Moody’s Corp.	53,338	1,366
Morgan Stanley	297,866	5,204
Northern Trust Corp.	59,384	3,344
NYSE Euronext	69,600	2,101
SLM Corp. *	125,496	1,339
State Street Corp.	115,898	5,024
T. Rowe Price Group, Inc.	69,453	2,746
The Charles Schwab Corp. (b)	261,345	4,997
The Goldman Sachs Group, Inc.	119,606	11,064
The Nasdaq OMX Group, Inc. *	28,000	909

		182,271

Energy 12.7%
Anadarko Petroleum Corp.	126,027	4,449
Apache Corp.	90,039	7,413
Baker Hughes, Inc.	82,706	2,891
BJ Services Co.	75,984	976
Cabot Oil & Gas Corp.	24,300	682
Cameron International Corp. *	57,000	1,383
Chesapeake Energy Corp.	136,166	2,992
Chevron Corp.	564,193	42,089
ConocoPhillips	414,250	21,549
CONSOL Energy, Inc.	46,518	1,460
Devon Energy Corp.	121,245	9,804
El Paso Corp.	178,740	1,734
ENSCO International, Inc.	38,093	1,448
EOG Resources, Inc.	66,765	5,403
Exxon Mobil Corp.	1,417,381	105,056
Halliburton Co.	235,940	4,669
Hess Corp.	74,318	4,475
Marathon Oil Corp.	197,570	5,749
Massey Energy Co.	20,300	469
Murphy Oil Corp.	51,165	2,591
Nabors Industries Ltd. *	71,694	1,031
National-Oilwell Varco, Inc. *	112,314	3,357
Noble Corp.	69,033	2,224
Noble Energy	44,284	2,295
Occidental Petroleum Corp.	223,126	12,392
2     See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Peabody Energy Corp.	73,164	2,525
Pioneer Natural Resources Co.	31,600	879
Range Resources Corp.	41,700	1,761
Rowan Cos., Inc.	28,822	523
Schlumberger Ltd.	325,080	16,790
Smith International, Inc.	56,532	1,949
Southwestern Energy Co. *	89,700	3,195
Spectra Energy Corp.	165,007	3,190
Sunoco, Inc.	30,690	936
Tesoro Corp.	32,107	310
The Williams Cos., Inc.	150,096	3,148
Transocean, Inc. *	88,509	7,287
Valero Energy Corp.	140,055	2,882
Weatherford International Ltd. *	178,920	3,020
XTO Energy, Inc.	155,953	5,606

		302,582

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	119,851	6,833
CVS Caremark Corp.	383,388	11,751
Safeway, Inc.	116,071	2,469
SUPERVALU, Inc.	56,710	807
Sysco Corp.	161,562	4,233
The Kroger Co.	176,211	4,839
Wal-Mart Stores, Inc.	613,519	34,240
Walgreen Co.	262,412	6,681
Whole Foods Market, Inc.	28,416	305

		72,158

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	551,902	10,591
Anheuser-Busch Cos., Inc.	193,045	11,975
Archer-Daniels-Midland Co.	169,338	3,510
Brown-Forman Corp., Class B	26,370	1,197
Campbell Soup Co.	56,098	2,129
Coca-Cola Enterprises, Inc.	83,195	836
ConAgra Foods, Inc.	129,694	2,259
Constellation Brands, Inc., Class A *	50,650	635
Dean Foods Co. *	41,170	900
Dr. Pepper Snapple Group, Inc. *	68,100	1,560
General Mills, Inc.	89,637	6,072
H.J. Heinz Co.	86,392	3,786
Kellogg Co.	68,649	3,461
Kraft Foods, Inc., Class A	407,539	11,876
Lorillard, Inc.	46,771	3,080
McCormick & Co., Inc.	34,729	1,169
Molson Coors Brewing Co., Class B	42,880	1,602
PepsiCo, Inc.	424,966	24,227
Philip Morris International, Inc.	561,602	24,413
Reynolds American, Inc.	47,234	2,313
Sara Lee Corp.	201,812	2,256
The Coca-Cola Co.	539,646	23,777
The Hershey Co.	42,436	1,580
The Pepsi Bottling Group, Inc.	39,152	905
Tyson Foods, Inc., Class A	81,988	717
UST, Inc.	40,285	2,723

		149,549

Health Care Equipment & Services 4.1%
Aetna, Inc.	130,828	3,254
AmerisourceBergen Corp.	48,591	1,519
Baxter International, Inc.	172,828	10,454
Becton, Dickinson & Co.	64,396	4,469
Boston Scientific Corp. *	400,523	3,617
C.R. Bard, Inc.	26,161	2,309
Cardinal Health, Inc.	94,428	3,607
CIGNA Corp.	77,598	1,265
Coventry Health Care, Inc. *	40,638	536
Covidien Ltd.	131,866	5,840
DaVita, Inc. *	25,000	1,419
Express Scripts, Inc. *	71,022	4,305
Hospira, Inc. *	43,024	1,197
Humana, Inc. *	44,614	1,320
IMS Health, Inc.	48,636	697
Intuitive Surgical, Inc. *	10,500	1,814
Laboratory Corp. of America Holdings *	28,847	1,774
McKesson Corp.	75,960	2,794
Medco Health Solutions, Inc. *	144,862	5,497
Medtronic, Inc.	304,243	12,270
Patterson Cos., Inc. *	34,503	874
Quest Diagnostics, Inc.	43,088	2,016
St. Jude Medical, Inc. *	91,208	3,469
Stryker Corp.	70,666	3,778
Tenet Healthcare Corp. *	120,290	527
UnitedHealth Group, Inc.	333,617	7,917
Varian Medical Systems, Inc. *	33,106	1,507
WellPoint, Inc. *	151,906	5,905
Zimmer Holdings, Inc. *	61,504	2,856

		98,806

Household & Personal Products 3.2%
Avon Products, Inc.	114,250	2,837
Colgate-Palmolive Co.	138,720	8,706
Kimberly-Clark Corp.	110,918	6,798
The Clorox Co.	38,435	2,337
The Estee Lauder Cos., Inc., Class A	28,826	1,039
The Procter & Gamble Co.	829,841	53,558

		75,275

Insurance 2.4%
Aflac, Inc.	126,270	5,591
American International Group, Inc.	702,455	1,342
See financial notes.      3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Aon Corp.	87,685	3,709
Assurant, Inc.	32,046	817
Cincinnati Financial Corp.	41,680	1,083
Genworth Financial, Inc., Class A	113,826	551
Lincoln National Corp.	76,189	1,313
Loews Corp.	95,184	3,161
Marsh & McLennan Cos., Inc.	137,695	4,037
MBIA, Inc.	49,189	484
MetLife, Inc.	205,392	6,823
Principal Financial Group, Inc.	68,911	1,309
Prudential Financial, Inc.	118,250	3,547
The Allstate Corp.	147,318	3,888
The Chubb Corp.	103,453	5,361
The Hartford Financial Services Group, Inc.	82,833	855
The Progressive Corp.	177,592	2,534
The Travelers Cos., Inc.	170,803	7,268
Torchmark Corp.	24,160	1,009
Unum Group	92,450	1,456
XL Capital Ltd., Class A	80,000	776

		56,914

Materials 3.0%
Air Products & Chemicals, Inc.	56,647	3,293
AK Steel Holding Corp.	21,200	295
Alcoa, Inc.	220,895	2,542
Allegheny Technologies, Inc.	25,642	680
Ashland, Inc.	16,981	384
Ball Corp.	26,947	922
Bemis Co., Inc.	25,685	638
CF Industries Holdings, Inc.	15,100	969
E.I. du Pont de Nemours & Co.	243,275	7,785
Eastman Chemical Co.	25,367	1,024
Ecolab, Inc.	47,133	1,756
Freeport-McMoRan Copper & Gold, Inc.	102,652	2,987
Hercules, Inc.	35,016	589
International Flavors & Fragrances, Inc.	21,076	672
International Paper Co.	112,135	1,931
MeadWestvaco Corp.	45,330	636
Monsanto Co.	147,970	13,166
Newmont Mining Corp.	122,636	3,230
Nucor Corp.	83,596	3,386
Pactiv Corp. *	37,448	882
PPG Industries, Inc.	43,437	2,154
Praxair, Inc.	83,349	5,430
Rohm & Haas Co.	33,484	2,356
Sealed Air Corp.	42,046	711
Sigma-Aldrich Corp.	34,128	1,497
The Dow Chemical Co.	248,017	6,615
Titanium Metals Corp.	52,400	488
United States Steel Corp.	30,765	1,135
Vulcan Materials Co.	29,567	1,605
Weyerhaeuser Co.	56,692	2,167

		71,925

Media 2.5%
CBS Corp., Class B	188,781	1,833
Comcast Corp., Class A	785,952	12,387
Gannett Co., Inc.	60,175	662
Meredith Corp.	14,758	286
News Corp., Class A	599,910	6,383
Omnicom Group, Inc.	86,105	2,544
Scripps Networks Interactive, Class A	21,568	612
The DIRECTV Group, Inc. *	185,442	4,059
The Interpublic Group of Cos., Inc. *	123,746	642
The McGraw-Hill Cos., Inc.	82,956	2,227
The New York Times Co., Class A	28,747	287
The Walt Disney Co.	513,354	13,296
The Washington Post Co., Class B	1,275	544
Time Warner, Inc.	966,114	9,748
Viacom, Inc., Class B *	171,806	3,474

		58,984

Pharmaceuticals & Biotechnology 9.3%
Abbott Laboratories	420,281	23,178
Allergan, Inc.	82,536	3,274
Amgen, Inc. *	293,331	17,568
Applied Biosystems, Inc.	48,003	1,480
Barr Pharmaceuticals, Inc. *	29,099	1,870
Biogen Idec, Inc. *	77,275	3,288
Bristol-Myers Squibb Co.	539,011	11,077
Celgene Corp. *	121,513	7,808
Eli Lilly & Co.	274,943	9,299
Forest Laboratories, Inc. *	82,991	1,928
Genzyme Corp. *	71,716	5,227
Gilead Sciences, Inc. *	245,721	11,266
Johnson & Johnson	765,447	46,952
King Pharmaceuticals, Inc. *	71,346	627
Merck & Co., Inc.	583,486	18,059
Millipore Corp. *	14,752	765
Mylan, Inc. *	81,702	700
PerkinElmer, Inc.	31,080	558
Pfizer, Inc.	1,836,686	32,528
Schering-Plough Corp.	437,375	6,338
Thermo Fisher Scientific, Inc. *	112,442	4,565
Waters Corp. *	26,184	1,147
Watson Pharmaceuticals, Inc. *	27,435	718
Wyeth	357,982	11,520

		221,740
4     See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Real Estate 1.0%
Apartment Investment & Management Co., Class A	30,011	439
AvalonBay Communities, Inc.	20,070	1,425
Boston Properties, Inc.	32,146	2,279
CB Richard Ellis Group, Inc., Class A *	43,840	307
Developers Diversified Realty Corp.	34,251	451
Equity Residential	74,530	2,603
General Growth Properties, Inc.	59,676	247
HCP, Inc.	66,400	1,987
Host Hotels & Resorts, Inc.	139,504	1,443
Kimco Realty Corp.	59,659	1,347
Plum Creek Timber Co., Inc.	45,927	1,712
ProLogis	70,540	988
Public Storage	33,453	2,726
Simon Property Group, Inc.	60,163	4,033
Vornado Realty Trust	36,595	2,582

		24,569

Retailing 2.7%
Abercrombie & Fitch Co., Class A	21,945	635
Amazon.com, Inc. *	85,302	4,883
AutoNation, Inc. *	34,077	234
AutoZone, Inc. *	12,561	1,599
Bed, Bath & Beyond, Inc. *	69,604	1,794
Best Buy Co., Inc.	97,936	2,626
Big Lots, Inc. *	29,058	710
Dillard’s, Inc., Class A	15,101	80
Expedia, Inc. *	56,726	539
Family Dollar Stores, Inc.	35,738	962
GameStop Corp., Class A *	43,300	1,186
Genuine Parts Co.	40,885	1,609
J.C. Penney Co., Inc.	52,937	1,266
Kohl’s Corp. *	81,929	2,878
Limited Brands, Inc.	79,980	958
Lowe’s Cos., Inc.	403,488	8,756
Macy’s, Inc.	123,174	1,514
Nordstrom, Inc.	53,114	961
Office Depot, Inc. *	62,244	224
RadioShack Corp.	35,079	444
Sears Holdings Corp. *	20,224	1,168
Staples, Inc.	189,947	3,691
Target Corp.	205,589	8,248
The Gap, Inc.	129,339	1,674
The Home Depot, Inc.	466,012	10,993
The Sherwin-Williams Co.	26,385	1,501
The TJX Cos., Inc.	119,164	3,189
Tiffany & Co.	32,620	895

		65,217

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. *	124,328	435
Altera Corp.	84,616	1,468
Analog Devices, Inc.	83,132	1,776
Applied Materials, Inc.	354,373	4,575
Broadcom Corp., Class A *	122,649	2,095
Intel Corp.	1,548,489	24,776
KLA-Tencor Corp.	48,214	1,121
Linear Technology Corp.	66,330	1,505
LSI Corp. *	171,738	661
MEMC Electronic Materials, Inc. *	60,027	1,103
Microchip Technology, Inc.	51,223	1,262
Micron Technology, Inc. *	176,762	833
National Semiconductor Corp.	71,845	946
Novellus Systems, Inc. *	34,762	549
NVIDIA Corp. *	143,582	1,258
Teradyne, Inc. *	54,766	279
Texas Instruments, Inc.	353,434	6,913
Xilinx, Inc.	85,795	1,580

		53,135

Software & Services 5.9%
Adobe Systems, Inc. *	149,054	3,971
Affiliated Computer Services, Inc., Class A *	25,436	1,043
Akamai Technologies, Inc. *	38,941	560
Autodesk, Inc. *	63,235	1,347
Automatic Data Processing, Inc.	136,833	4,782
BMC Software, Inc. *	58,638	1,514
CA, Inc.	106,030	1,887
Citrix Systems, Inc. *	46,463	1,197
Cognizant Technology Solutions Corp., Class A *	78,648	1,510
Computer Sciences Corp. *	43,559	1,314
Compuware Corp. *	87,868	560
Convergys Corp. *	42,335	325
eBay, Inc. *	293,623	4,484
Electronic Arts, Inc. *	83,391	1,900
Fidelity National Information Services, Inc.	51,184	772
Fiserv, Inc. *	44,455	1,483
Google, Inc., Class A *	64,600	23,215
Intuit, Inc. *	85,909	2,153
MasterCard, Inc., Class A	19,200	2,838
Microsoft Corp.	2,149,703	48,003
Novell, Inc. *	93,560	436
Oracle Corp. *	1,077,006	19,698
Paychex, Inc.	85,235	2,433
Salesforce.com, Inc. *	27,830	862
Symantec Corp. *	223,779	2,815
Total System Services, Inc.	52,300	719
Unisys Corp. *	92,693	141
See financial notes.      5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
VeriSign, Inc. *	55,225	1,171
Western Union Co.	196,479	2,998
Yahoo!, Inc. *	372,064	4,770

		140,901

Technology Hardware & Equipment 7.2%
Agilent Technologies, Inc. *	99,035	2,198
Amphenol Corp., Class A	47,700	1,367
Apple, Inc. *	240,305	25,854
Ciena Corp. *	23,905	230
Cisco Systems, Inc. *	1,623,530	28,850
Corning, Inc.	412,233	4,465
Dell, Inc. *	563,596	6,848
EMC Corp. *	564,406	6,649
Harris Corp.	35,000	1,258
Hewlett-Packard Co.	673,205	25,770
International Business Machines Corp.	371,383	34,528
Jabil Circuit, Inc.	55,940	470
JDS Uniphase Corp. *	60,010	328
Juniper Networks, Inc. *	146,265	2,741
Lexmark International, Inc., Class A *	26,417	682
Molex, Inc.	36,743	529
Motorola, Inc.	610,907	3,281
NetApp, Inc. *	94,381	1,277
QLogic Corp. *	48,761	586
QUALCOMM, Inc.	442,527	16,931
SanDisk Corp. *	61,239	544
Sun Microsystems, Inc. *	214,806	988
Tellabs, Inc. *	109,499	464
Teradata Corp. *	46,647	718
Tyco Electronics Ltd.	127,466	2,478
Xerox Corp.	241,422	1,936

		171,970

Telecommunication Services 3.2%
American Tower Corp., Class A *	105,800	3,418
AT&T, Inc.	1,611,145	43,130
CenturyTel, Inc.	31,276	785
Embarq Corp.	39,789	1,194
Frontier Communications Corp.	94,497	719
Qwest Communications International, Inc.	407,599	1,166
Sprint Nextel Corp.	746,332	2,336
Verizon Communications, Inc.	788,490	23,395
Windstream Corp.	120,462	905

		77,048

Transportation 2.3%
Burlington Northern Santa Fe Corp.	83,471	7,434
C.H. Robinson Worldwide, Inc.	44,195	2,288
CSX Corp.	106,591	4,873
Expeditors International of Washington, Inc.	55,900	1,825
FedEx Corp.	86,179	5,634
Norfolk Southern Corp.	100,268	6,010
Ryder System, Inc.	17,409	690
Southwest Airlines Co.	201,000	2,368
Union Pacific Corp.	138,534	9,250
United Parcel Service, Inc., Class B	273,338	14,427

		54,799

Utilities 3.7%
Allegheny Energy, Inc.	40,995	1,236
Ameren Corp.	64,690	2,099
American Electric Power Co., Inc.	107,947	3,522
CenterPoint Energy, Inc.	84,982	979
CMS Energy Corp.	64,013	656
Consolidated Edison, Inc.	73,496	3,184
Constellation Energy Group, Inc.	45,174	1,094
Dominion Resources, Inc.	154,948	5,622
DTE Energy Co.	42,898	1,514
Duke Energy Corp.	339,573	5,562
Dynegy, Inc., Class A *	123,196	448
Edison International	85,226	3,033
Entergy Corp.	51,430	4,014
Exelon Corp.	179,954	9,761
FirstEnergy Corp.	81,834	4,268
FPL Group, Inc.	109,688	5,182
Integrys Energy Group, Inc.	20,003	954
Nicor, Inc.	12,326	570
NiSource, Inc.	74,133	961
Pepco Holdings, Inc.	53,400	1,103
PG&E Corp.	96,450	3,537
Pinnacle West Capital Corp.	27,516	871
PPL Corp.	100,728	3,306
Progress Energy, Inc.	70,345	2,769
Public Service Enterprise Group, Inc.	145,396	4,093
Questar Corp.	44,691	1,540
Sempra Energy	69,392	2,955
Southern Co.	205,716	7,064
TECO Energy, Inc.	64,115	740
The AES Corp. *	174,339	1,389
Wisconsin Energy Corp.	22,000	957
Xcel Energy, Inc.	115,087	2,005

		86,988

Total Common Stock (Cost $2,967,032)		2,306,982

6     See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 3.1% of net assets

Commercial Paper & Other Obligations 2.8%
Citibank, London Time Deposit
0.56%, 11/03/08	66,438	66,438

U.S. Treasury Obligations 0.3%
U.S. Treasury Bill
0.03%, 12/18/08 (a)	6,560	6,560
0.36%, 12/18/08 (a)	530	530
0.61%, 12/18/08 (a)	850	849

		7,939

Total Short-Term Investments (Cost $74,377)		74,377

End of Investments.

(All dollar amounts x 1,000)

At 10/31/08, the tax basis cost of the fund’s investments was $3,055,237, and the unrealized appreciation and depreciation were $119,828 and ($793,706), respectively, with a net unrealized depreciation of ($673,878).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contract

S & P 500 Index, e-mini, Long expires 12/19/08	1,425	68,920	(6,483)
See financial notes.      7

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	1,068,350	995,554
0.2%	Foreign Common Stock	2,910	1,827
0.1%	Preferred Stock	784	1,352
—%	Rights	13	16
0.6%	Short-Term Investments	5,867	5,867

99.8%	Total Investments	1,077,924	1,004,616
0.0%	Collateral Invested for Securities on Loan	3	3
0.2%	Other Assets and Liabilities, Net		2,505

100.0%	Net Assets		1,007,124

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.9% of net assets

Automobiles & Components 0.3%

American Axle & Manufacturing Holdings, Inc.	5,300	19
ArvinMeritor, Inc.	9,900	59
ATC Technology Corp. *	5,011	110
BorgWarner, Inc.	10,800	243
Cooper Tire & Rubber Co.	8,900	68
Drew Industries, Inc. *	2,400	29
Ford Motor Co. *	148,736	326
General Motors Corp.	45,386	262
Gentex Corp.	11,500	110
Harley-Davidson, Inc.	25,500	624
Hawk Corp., Class A *	1,800	26
Hayes Lemmerz International, Inc. *	17,258	23
Johnson Controls, Inc.	45,000	798
Lear Corp. *	5,800	12
Modine Manufacturing Co.	3,700	27
Monaco Coach Corp.	1,200	3
Proliance International, Inc. *	872	1
Standard Motor Products, Inc.	7,500	32
Stoneridge, Inc. *	8,200	47
Strattec Security Corp.	1,500	32
Superior Industries International, Inc.	800	11
Tenneco, Inc. *	4,480	22
The Goodyear Tire & Rubber Co. *	20,500	183
Thor Industries, Inc.	4,500	80
TRW Automotive Holdings Corp. *	7,800	49
Visteon Corp. *	10,251	7
WABCO Holdings, Inc.	5,133	94
Winnebago Industries, Inc.	5,100	30

		3,327

Banks 3.9%

1st Source Corp.	3,728	80
Abigail Adams National Bancorp, Inc.	550	2
AMCORE Financial, Inc.	3,811	18
Ameris Bancorp	1,800	20
Anchor BanCorp Wisconsin, Inc.	3,100	18
Arrow Financial Corp.	1,081	28
Associated Banc-Corp	15,500	342
Astoria Financial Corp.	8,300	158
BancFirst Corp.	2,000	101
BancorpSouth, Inc.	7,612	185
BancTrust Financial Group, Inc.	1,100	14
Bank Mutual Corp.	6,168	71
Bank of Hawaii Corp.	3,500	178
Bank of the Ozarks, Inc.	2,800	85
Banner Corp.	1,200	15
BB&T Corp.	49,458	1,773
Berkshire Bancorp, Inc.	3,600	23
Berkshire Hills Bancorp, Inc.	1,400	36
BOK Financial Corp.	4,540	217
Boston Private Financial Holdings, Inc.	2,129	19
Brookline Bancorp, Inc.	2,405	28
Bryn Mawr Bank Corp.	1,400	30
Camco Financial Corp.	700	5
Camden National Corp.	700	20
Capital City Bank Group, Inc.	1,875	53
Capitol Bancorp Ltd.	1,500	15
Capitol Federal Financial	6,920	322
Cascade Bancorp	3,318	32
Cathay General Bancorp	6,200	152
Centerline Holding Co.	3,900	2
See financial notes.     1

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Central Pacific Financial Corp.	3,400	53
Century Bancorp Inc., Class A	800	13
Charter Financial Corp.	900	8
Chemical Financial Corp.	5,383	141
Citizens First Bancorp, Inc.	700	2
Citizens Republic Bancorp, Inc.	5,650	17
Citizens South Banking Corp.	1,000	7
City Holding Co.	1,800	75
City National Corp.	3,100	166
Columbia Banking System, Inc.	1,951	31
Comerica, Inc.	13,496	372
Commerce Bancshares, Inc.	14,696	695
Community Bank System, Inc.	4,400	110
Community Trust Bancorp, Inc.	2,487	83
Corus Bankshares, Inc.	4,000	9
Cullen/Frost Bankers, Inc.	6,300	353
CVB Financial Corp.	5,811	74
Dime Community Bancshares	3,375	56
Downey Financial Corp.	2,000	3
East West Bancorp, Inc.	2,600	45
F.N.B. Corp.	7,661	100
Fifth Third Bancorp.	46,714	507
First BanCorp Puerto Rico	7,200	74
First Busey Corp.	1,500	28
First Citizens BancShares, Inc., Class A	300	46
First Commonwealth Financial Corp.	5,504	61
First Financial Bancorp	1,839	25
First Financial Bankshares, Inc.	4,000	217
First Financial Corp.	600	25
First Financial Holdings, Inc.	3,900	85
First Horizon National Corp.	16,076	191
First M&F Corp.	2,000	19
First Merchants Corp.	1,041	23
First Midwest Bancorp, Inc.	3,125	69
First Niagara Financial Group, Inc.	8,172	129
First Place Financial Corp.	2,900	20
First United Corp.	2,200	38
FirstFed Financial Corp. *	400	4
FirstMerit Corp.	7,300	170
Flagstar Bancorp, Inc.	6,200	12
Flushing Financial Corp.	3,300	51
Fremont General Corp. *	6,200	—
Frontier Financial Corp.	1,575	11
Fulton Financial Corp.	14,762	155
Glacier Bancorp, Inc.	7,697	155
Great Southern Bancorp, Inc.	1,400	15
Guaranty Financial Group, Inc. *	2,933	6
Hancock Holding Co.	5,100	225
Harleysville National Corp.	1,274	18
Hawthorn Bancshares, Inc.	750	15
Heritage Financial Corp.	735	9
Horizon Financial Corp.	2,695	16
Hudson City Bancorp, Inc.	55,731	1,048
Huntington Bancshares, Inc.	29,199	276
IBERIABANK Corp.	3,875	197
Imperial Capital Bancorp, Inc.	700	4
Independent Bank Corp., Massachusetts	1,000	29
Independent Bank Corp., Michigan	4,302	16
Indiana Community Bancorp	800	14
IndyMac Bancorp, Inc.	5,900	—
Integra Bank Corp.	1,225	7
International Bancshares Corp.	7,784	202
Irwin Financial Corp.	3,700	8
Kearny Financial Corp.	4,500	52
KeyCorp	41,290	505
Lakeland Financial Corp.	2,200	49
M&T Bank Corp.	9,962	808
MainSource Financial Group, Inc.	1,735	31
Marshall & Ilsley Corp.	19,650	354
MB Financial, Inc.	2,133	63
Merchants Bancshares, Inc.	750	16
MGIC Investment Corp.	9,300	36
Midwest Banc Holdings, Inc.	1,300	4
MutualFirst Financial, Inc.	2,000	18
Nara Bancorp, Inc.	4,000	44
National City Corp.	64,643	175
National Penn Bancshares, Inc.	6,675	113
NBT Bancorp, Inc.	4,400	123
New York Community Bancorp, Inc.	27,585	432
NewAlliance Bancshares, Inc.	9,100	126
North Valley Bancorp	1,500	9
Northrim BanCorp, Inc.	3,281	43
Northwest Bancorp, Inc.	5,000	133
OceanFirst Financial Corp.	1,050	17
Ocwen Financial Corp. *	8,420	56
Old National Bancorp	6,244	118
Oriental Financial Group, Inc.	1,663	27
PAB Bankshares, Inc.	714	4
Pacific Capital Bancorp	6,844	134
Park National Corp.	845	61
People’s United Financial, Inc.	28,987	507
Peoples Financial Corp.	3,000	61
Pinnacle Financial Partners, Inc. *	475	14
PNC Financial Services Group, Inc.	32,498	2,167
Popular, Inc.	21,700	165
Prosperity Bancshares, Inc.	6,400	213
Provident Bankshares Corp.	1,657	18
Provident Financial Holdings, Inc.	750	4
Provident Financial Services, Inc.	5,217	76
Regions Financial Corp.	61,962	687
2      See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Renasant Corp.	1,125	24
Republic Bancorp, Inc., Class A	1,821	42
Roma Financial Corp.	2,500	36
Royal Bank of Canada	416	16
S&T Bancorp, Inc.	4,400	150
S.Y. Bancorp, Inc.	1,470	40
Sandy Spring Bancorp, Inc.	2,900	62
Santander BanCorp	4,686	44
Seacoast Banking Corp. of Florida	1,980	18
Shore Bancshares, Inc.	750	18
Simmons First National Corp., Class A	1,000	31
Southwest Bancorp, Inc.	3,300	48
Sovereign Bancorp, Inc. *	53,489	155
State Bancorp, Inc.	1,058	13
Sterling Bancorp	1,918	30
Sterling Bancshares, Inc.	6,150	49
Sterling Financial Corp., Washington	1,827	16
Suffolk Bancorp	2,400	78
Sun Bancorp, Inc. *	4,018	40
SunTrust Banks, Inc.	33,342	1,338
Susquehanna Bancshares, Inc.	7,468	116
SVB Financial Group *	2,200	113
Synovus Financial Corp.	27,700	286
TCF Financial Corp.	13,600	241
TF Financial Corp.	700	13
TFS Financial Corp.	28,000	366
The Colonial BancGroup, Inc.	10,100	41
The First of Long Island Corp.	4,000	84
The PMI Group, Inc.	8,100	20
The South Financial Group, Inc.	4,500	26
The Toronto-Dominion Bank	4,688	221
Timberland Bancorp, Inc.	2,000	12
Tompkins Financial Corp.	931	46
Tree.com, Inc. *	1,044	3
TriCo Bancshares	400	9
TrustCo Bank Corp. NY	6,857	83
Trustmark Corp.	8,300	170
U.S. Bancorp.	158,531	4,726
UCBH Holdings, Inc.	9,400	50
UMB Financial Corp.	3,574	162
Umpqua Holdings Corp.	343	6
Union Bankshares Corp.	1,050	25
United Bankshares, Inc.	7,400	236
United Community Banks, Inc.	3,778	50
Valley National Bancorp	9,425	179
Washington Federal, Inc.	7,942	140
Washington Trust Bancorp, Inc.	1,000	21
Webster Financial Corp.	8,663	161
Wells Fargo & Co.	294,406	10,025
WesBanco, Inc.	4,456	121
West Coast Bancorp	1,200	10
Westamerica Bancorp.	5,200	298
Whitney Holding Corp.	6,675	127
Willow Financial Bancorp, Inc.	1,675	15
Wilmington Trust Corp.	5,700	165
Wintrust Financial Corp.	5,800	148
WSFS Financial Corp.	1,000	48
Zions Bancorp	7,725	294

		39,243

Capital Goods 7.6%

3D Systems Corp. *	1,400	15
3M Co.	65,000	4,180
A.O. Smith Corp.	1,300	41
AAON, Inc.	6,113	101
AAR CORP. *	5,000	80
Accuride Corp. *	2,500	1
Aceto Corp.	5,000	42
Actuant Corp., Class A	5,680	102
Acuity Brands, Inc.	5,200	182
Aecom Technology Corp. *	8,000	141
Aerosonic Corp. *	300	—
AGCO Corp. *	6,762	213
Alamo Group, Inc.	500	6
Albany International Corp., Class A	3,918	57
Alliant Techsystems, Inc. *	2,437	201
American Science & Engineering, Inc.	500	31
American Superconductor Corp. *	700	9
American Woodmark Corp.	4,000	74
Ameron International Corp.	900	42
AMETEK, Inc.	9,300	309
Ampco-Pittsburgh Corp.	2,800	66
Apogee Enterprises, Inc.	1,200	12
Applied Industrial Technologies, Inc.	6,525	132
Applied Signal Technology, Inc.	2,500	45
Armstrong World Industries, Inc.	3,500	69
Astronics Corp. *	1,250	16
Astronics Corp., Class B *	390	5
Badger Meter, Inc.	4,000	101
Baldor Electric Co.	3,800	67
Barnes Group, Inc.	3,600	52
BE Aerospace, Inc. *	6,200	80
Belden, Inc.	4,400	92
Blount International, Inc. *	1,200	10
Brady Corp., Class A	1,400	43
Breeze-Eastern Corp. *	500	4
Briggs & Stratton Corp.	3,500	55
Building Materials Holding Corp.	3,000	1
C&D Technologies, Inc. *	4,500	16
Carlisle Cos., Inc.	3,200	74
See financial notes.       3

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Cascade Corp.	4,400	145
Caterpillar, Inc.	53,800	2,054
Ceradyne, Inc. *	2,500	59
Chase Corp.	200	3
CIRCOR International, Inc.	3,750	115
CLARCOR, Inc.	3,400	120
Columbus McKinnon Corp. *	2,400	34
Cooper Industries Ltd., Class A	27,400	848
Crane Co.	5,000	82
Cummins, Inc.	15,600	403
Curtiss-Wright Corp.	3,600	133
Danaher Corp.	24,000	1,422
Deere & Co.	38,000	1,465
Donaldson Co., Inc.	6,500	228
Dover Corp.	16,700	531
Ducommun, Inc.	3,200	65
Dycom Industries, Inc. *	3,300	29
DynCorp International, Inc., Class A *	4,500	59
Eaton Corp.	12,600	562
EMCOR Group, Inc. *	7,800	139
Emerson Electric Co.	70,000	2,291
Energy Conversion Devices, Inc. *	600	20
ESCO Technologies, Inc. *	2,800	97
Esterline Technologies Corp. *	2,400	87
Evergreen Solar, Inc. *	1,000	4
Fastenal Co.	13,200	531
Federal Signal Corp.	5,300	45
First Solar, Inc. *	6,000	862
Flow International Corp. *	900	3
Flowserve Corp.	3,900	222
Fluor Corp.	16,200	647
Franklin Electric Co., Inc.	1,300	55
FreightCar America, Inc.	2,500	65
FuelCell Energy, Inc. *	1,200	6
Furmanite Corp. *	1,400	11
Gardner Denver, Inc. *	3,400	87
GATX Corp.	4,000	114
GenCorp, Inc. *	2,500	12
General Cable Corp. *	4,700	80
General Dynamics Corp.	31,400	1,894
General Electric Co.	847,966	16,544
Gibraltar Industries, Inc.	2,500	33
Global Power Equipment Group, Inc. *	1,000	1
Goodrich Corp.	8,404	307
Graco, Inc.	7,012	173
GrafTech International Ltd. *	8,600	70
Granite Construction, Inc.	4,850	173
Hardinge, Inc.	1,800	13
Harsco Corp.	6,200	147
HEICO Corp., Class A	2,286	64
Herley Industries, Inc. *	4,000	53
Hexcel Corp. *	2,000	26
Honeywell International, Inc.	71,062	2,164
Hubbell, Inc., Class B	3,800	136
Huttig Building Products, Inc. *	811	1
Icahn Enterprises L.P.	3,800	117
IDEX Corp.	7,225	167
II-VI, Inc. *	3,800	107
Illinois Tool Works, Inc.	51,700	1,726
Ingersoll-Rand Co., Ltd., Class A	30,942	571
Insituform Technologies, Inc., Class A *	1,300	17
Integrated Electrical Services, Inc. *	5,105	62
ITT Corp.	17,400	774
Jacobs Engineering Group, Inc. *	10,600	386
John Bean Technologies Corp.	1,983	17
Joy Global, Inc.	19,350	561
Kadant, Inc. *	1	—
Kaydon Corp.	3,300	110
KBR, Inc.	13,500	200
Kennametal, Inc.	8,000	170
Kratos Defense & Security Solutions, Inc. *	1,800	3
L-3 Communications Holdings, Inc.	9,100	739
Ladish Co., Inc. *	1,300	22
Lawson Products, Inc.	2,000	60
Lennox International, Inc.	4,771	142
Lincoln Electric Holdings, Inc.	3,900	168
Lockheed Martin Corp.	37,052	3,151
Lydall, Inc. *	2,500	17
Magnetek, Inc. *	1,500	3
Masco Corp.	35,800	363
MasTec, Inc. *	5,350	47
McDermott International, Inc. *	25,000	428
Medis Technologies Ltd. *	1,110	1
Michael Baker Corp. *	3,000	71
Moog, Inc., Class A *	2,787	98
MSC Industrial Direct Co., Inc., Class A	4,300	154
Mueller Industries, Inc.	4,200	96
Mueller Water Products, Inc., Class B	3,139	21
NACCO Industries, Inc., Class A	1,300	80
NCI Building Systems, Inc. *	2,900	54
NN, Inc.	1,800	13
Nordson Corp.	4,000	148
Northrop Grumman Corp.	30,032	1,408
Omega Flex, Inc.	700	15
Orbital Sciences Corp. *	4,600	94
Oshkosh Corp.	9,000	69
Otter Tail Corp.	1,100	26
Owens Corning, Inc. *	11,000	173
4       See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
PACCAR, Inc.	31,725	928
Pall Corp.	10,900	288
Parker Hannifin Corp.	16,500	640
Pentair, Inc.	9,500	263
Perini Corp. *	5,000	95
Plug Power, Inc. *	2,248	2
Powell Industries, Inc. *	1,000	19
Power-One, Inc. *	6,000	7
Precision Castparts Corp.	10,302	668
Quanex Building Products Corp.	5,625	52
Quanta Services, Inc. *	18,371	363
Raven Industries, Inc.	2,800	90
Raytheon Co.	34,900	1,784
Regal-Beloit Corp.	2,500	81
Rockwell Automation, Inc.	15,700	434
Rockwell Collins, Inc.	13,100	488
Roper Industries, Inc.	6,500	295
Rush Enterprises, Inc., Class B *	750	8
Sauer-Danfoss, Inc.	3,800	39
Seaboard Corp.	200	268
Simpson Manufacturing Co., Inc.	3,200	74
Spirit AeroSystems Holdings, Inc., Class A *	11,000	177
SPX Corp.	8,610	334
Standex International Corp.	3,000	77
SunPower Corp., Class A *	1,300	51
SunPower Corp., Class B *	2,331	69
Taser International, Inc. *	1,700	9
Tecumseh Products Co., Class A *	3,200	59
Teledyne Technologies, Inc. *	12,157	554
Tennant Co.	4,200	105
Terex Corp. *	7,400	124
Textron, Inc.	23,600	418
The Allied Defense Group, Inc. *	500	4
The Boeing Co.	68,800	3,596
The Gorman-Rupp Co.	4,491	141
The Greenbrier Cos., Inc.	4,100	34
The Manitowoc Co., Inc.	11,600	114
The Middleby Corp. *	7,000	283
The Shaw Group, Inc. *	8,500	152
The Timken Co.	6,600	105
The Toro Co.	4,100	138
Thomas & Betts Corp. *	7,300	173
Titan International, Inc.	4,125	48
TransDigm Group, Inc. *	3,600	109
Tredegar Corp.	5,100	75
Trinity Industries, Inc.	1,650	28
Triumph Group, Inc.	1,200	53
Tyco International Ltd.	38,525	974
United Rentals, Inc. *	5,900	60
United Technologies Corp.	84,068	4,620
Universal Forest Products, Inc.	2,500	59
URS Corp. *	7,700	226
USG Corp. *	3,900	58
Valmont Industries, Inc.	1,900	104
Vicor Corp.	4,200	29
W.W. Grainger, Inc.	7,300	574
Wabash National Corp.	2,500	15
Wabtec Corp.	2,828	112
Watsco, Inc.	3,400	140
Watts Water Technologies, Inc., Class A	1,000	26
WESCO International, Inc. *	4,800	95
Woodward Governor Co.	8,000	257

		76,215

Commercial & Professional Supplies 1.2%

A.T. Cross Co., Class A *	2,400	13
ABM Industries, Inc.	4,900	80
Administaff, Inc.	2,800	56
Allied Waste Industries, Inc. *	29,100	303
American Locker Group, Inc. *	500	1
American Reprographics Co. *	4,000	43
AMREP Corp. *	2,500	75
Avery Dennison Corp.	9,700	340
Bowne & Co., Inc.	4,200	33
Casella Waste Systems, Inc., Class A *	2,500	13
CDI Corp.	3,700	48
Cenveo, Inc. *	4,300	21
Cintas.	15,350	364
Clean Harbors, Inc. *	2,500	164
CompX International, Inc.	1,300	7
Consolidated Graphics, Inc. *	3,900	51
Copart, Inc. *	6,550	229
Cornell Cos., Inc. *	4,600	105
Corrections Corp. of America *	11,484	219
CoStar Group, Inc. *	800	29
Covanta Holding Corp. *	11,700	252
CRA International, Inc. *	2,500	68
Deluxe Corp.	3,800	46
Diamond Management & Technology Consultants, Inc.	1,000	4
EnergySolutions	7,000	32
Ennis, Inc.	4,500	53
Equifax, Inc.	13,095	341
Exponent, Inc. *	6,000	177
FTI Consulting, Inc. *	2,700	157
G & K Services, Inc., Class A	4,100	93
GP Strategies Corp. *	1,500	9
Healthcare Services Group, Inc.	8,437	140
Heidrick & Struggles International, Inc.	3,100	75
Herman Miller, Inc.	5,700	125
See financial notes.      5

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
HNI Corp.	4,000	73
Hudson Highland Group, Inc. *	3,220	17
ICT Group, Inc. *	3,000	16
IKON Office Solutions, Inc.	12,500	215
Interface, Inc., Class A	5,800	41
Iron Mountain, Inc. *	14,680	356
Kelly Services, Inc., Class A	5,700	81
Kforce, Inc. *	2,905	23
Kimball International, Inc., Class B	6,100	45
Knoll, Inc.	4,000	58
Korn/Ferry International *	3,600	50
M&F Worldwide Corp. *	1,200	28
Manpower, Inc.	6,991	218
McGrath Rentcorp	1,600	36
Mine Safety Appliances Co.	2,700	73
Mobile Mini, Inc. *	1,200	20
Monster Worldwide, Inc. *	9,800	139
MPS Group, Inc. *	11,400	89
Multi-Color Corp.	2,625	52
Navigant Consulting, Inc. *	5,000	81
On Assignment, Inc. *	4,700	30
Pitney Bowes, Inc.	20,000	496
R.R. Donnelley & Sons Co.	17,000	282
Republic Services, Inc.	26,550	629
Resources Connection, Inc. *	3,700	64
Robert Half International, Inc.	14,000	264
Rollins, Inc.	10,012	176
School Specialty, Inc. *	1,600	34
Spherion Corp. *	6,830	22
Stantec, Inc. *	1,690	27
Steelcase, Inc., Class A	11,500	107
Stericycle, Inc. *	6,400	374
Superior Uniform Group, Inc.	1,600	16
Tetra Tech, Inc. *	12,031	265
The Advisory Board Co. *	1,000	25
The Brink’s Co.	5,600	271
The Corporate Executive Board Co.	2,700	80
The Dun & Bradstreet Corp.	12,140	895
The Geo Group, Inc. *	11,400	201
The Standard Register Co.	4,100	33
TRC Cos., Inc. *	1,350	2
TrueBlue, Inc. *	6,000	50
United Stationers, Inc. *	2,900	108
Viad Corp.	3,625	79
Virco Mfg. Corp.	1,170	3
Volt Information Sciences, Inc. *	3,150	24
Waste Connections, Inc. *	5,475	185
Waste Management, Inc.	48,100	1,502
Watson Wyatt Worldwide, Inc., Class A	4,600	195

		11,916
Consumer Durables & Apparel 1.3%

American Greetings Corp., Class A	8,500	99
Beazer Homes USA, Inc. *	2,553	8
Blyth, Inc.	4,800	41
Brookfield Homes Corp.	3,074	28
Brunswick Corp.	7,400	26
Callaway Golf Co.	5,600	59
Carter’s, Inc. *	5,000	106
Cavco Industries, Inc. *	410	14
Centex Corp.	10,700	131
Chromcraft Revington, Inc. *	1,300	1
Coach, Inc. *	32,008	659
Columbia Sportswear Co.	4,350	160
Craftmade International, Inc.	2,800	5
CSS Industries, Inc.	3,400	75
D.R. Horton, Inc.	24,604	182
Deckers Outdoor Corp. *	2,500	212
DGSE Cos., Inc. *	700	1
Eastman Kodak Co.	22,700	208
Ethan Allen Interiors, Inc.	4,200	75
Flexsteel Industries, Inc.	600	5
Foamex International, Inc. *	2,278	1
Fortune Brands, Inc.	11,500	439
Fossil, Inc. *	5,462	99
Furniture Brands International, Inc.	4,700	27
Garmin Ltd.	16,000	359
Hampshire Group Ltd. *	2,000	12
Hanesbrands, Inc. *	11,047	193
Harman International Industries, Inc.	6,800	125
Hasbro, Inc.	14,500	422
Hovnanian Enterprises, Inc., Class A *	3,700	16
Jarden Corp. *	7,059	126
Jones Apparel Group, Inc.	12,156	135
K-Swiss, Inc., Class A	2,400	36
KB HOME.	7,800	130
Kenneth Cole Productions, Inc., Class A	3,100	41
Leggett & Platt, Inc.	16,200	281
Lennar Corp., Class A	12,190	94
Liz Claiborne, Inc.	8,600	70
M.D.C. Holdings, Inc.	4,403	148
M/I Homes, Inc.	1,800	25
Maidenform Brands, Inc. *	5,000	55
Marine Products Corp.	405	3
Mattel, Inc.	34,300	515
Meritage Homes Corp. *	1,000	14
Mohawk Industries, Inc. *	4,819	233
Movado Group, Inc.	3,300	50
6     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Nautilus, Inc. *	4,125	10
Newell Rubbermaid, Inc.	23,900	329
NIKE, Inc., Class B	41,400	2,386
NVR, Inc. *	500	245
Oxford Industries, Inc.	2,500	34
Palm Harbor Homes, Inc. *	2,700	23
Perry Ellis International, Inc. *	2,500	24
Phillips-Van Heusen Corp.	5,600	137
Polaris Industries, Inc.	3,200	108
Polo Ralph Lauren Corp.	7,500	354
Pool Corp.	5,662	99
Pulte Homes, Inc.	20,244	226
Quiksilver, Inc. *	4,000	10
RC2 Corp. *	2,200	28
Russ Berrie & Co., Inc. *	3,000	8
Skechers U.S.A., Inc., Class A *	6,500	88
Skyline Corp.	2,600	56
Snap-on, Inc.	4,000	148
Standard Pacific Corp. *	4,800	14
Stanley Furniture Co., Inc.	5,200	51
Steven Madden Ltd. *	2,700	59
Sturm, Ruger & Co., Inc. *	6,000	43
Tandy Brands Accessories, Inc.	1,000	2
Tempur-Pedic International, Inc.	8,000	62
The Black & Decker Corp.	7,100	359
The Boyds Collection Ltd. *	34	—
The Ryland Group, Inc.	3,700	70
The Stanley Works.	6,600	216
The Timberland Co., Class A *	5,300	64
The Warnaco Group, Inc. *	2,500	75
Toll Brothers, Inc. *	13,700	317
Tupperware Brands Corp.	4,800	121
UniFirst Corp.	1,500	49
Uniroyal Technology Corp. (b)(e)*	1,100	—
Universal Electronics, Inc. *	5,200	110
VF Corp.	13,500	744
Whirlpool Corp.	6,849	320
Wolverine World Wide, Inc.	7,800	183

		12,916

Consumer Services 2.0%

Ambassadors Groups, Inc.	3,400	36
Ambassadors International, Inc. *	1,700	3
Ameristar Casinos, Inc.	3,400	31
Apollo Group, Inc., Class A *	14,550	1,011
Bally Technologies, Inc. *	3,000	66
Bob Evans Farms, Inc.	2,200	46
Boyd Gaming Corp.	7,800	53
Brinker International, Inc.	10,350	96
Burger King Holdings, Inc.	10,800	215
Career Education Corp. *	8,614	136
Carnival Corp.	50,000	1,270
CBRL Group, Inc.	3,446	69
CEC Entertainment, Inc. *	2,025	52
Cedar Fair L.P.	5,300	98
Chipotle Mexican Grill, Inc., Class A *	2,600	132
Choice Hotels International, Inc.	6,800	186
Churchill Downs, Inc.	900	34
CKE Restaurants, Inc.	4,800	41
Coinstar, Inc. *	5,000	120
Corinthian Colleges, Inc. *	9,200	131
CPI Corp.	2,900	21
Darden Restaurants, Inc.	13,300	295
DeVry, Inc.	4,800	272
DineEquity, Inc.	3,000	54
Domino’s Pizza, Inc. *	5,100	30
Dover Downs Gaming & Entertainment, Inc.	4,899	25
Dover Motorsports, Inc.	1,400	3
Empire Resorts, Inc. *	3,000	7
Gaylord Entertainment Co. *	2,625	56
H&R Block, Inc.	26,300	519
Hillenbrand, Inc.	5,800	110
International Game Technology.	29,100	407
International Speedway Corp., Class A	3,245	102
Interstate Hotels & Resorts, Inc. *	2,582	3
Interval Leisure Group, Inc. *	6,269	46
Isle of Capri Casinos, Inc. *	4,400	22
ITT Educational Services, Inc. *	6,000	526
Jack in the Box, Inc. *	8,400	169
Jackson Hewitt Tax Service, Inc.	3,000	41
Krispy Kreme Doughnuts, Inc. *	2,100	6
Landry’s Restaurants, Inc.	1,800	23
Las Vegas Sands Corp. *	25,000	355
Learning Tree International, Inc. *	1,400	18
LIFE TIME FITNESS, Inc. *	2,500	48
Luby’s, Inc. *	1,400	7
Marriott International, Inc., Class A	37,400	781
Matthews International Corp., Class A	1,900	85
McDonald’s Corp.	110,300	6,390
MGM MIRAGE *	22,500	370
Monarch Casino & Resort, Inc. *	8,000	71
MTR Gaming Group, Inc. *	5,300	14
Multimedia Games, Inc. *	1,500	5
Nobel Learning Communities, Inc. *	500	7
O’Charley’s, Inc.	400	3
P.F. Chang’s China Bistro, Inc. *	800	16
Panera Bread Co., Class A *	800	36
Papa John’s International, Inc. *	3,400	77
Peet’s Coffee & Tea, Inc. *	1,800	40
See financial notes.      7

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Penn National Gaming, Inc. *	6,800	131
Pinnacle Entertainment, Inc. *	3,800	21
Pre-Paid Legal Services, Inc. *	3,600	142
Regis Corp.	3,900	48
Royal Caribbean Cruises Ltd.	16,500	224
Ruby Tuesday, Inc. *	5,600	14
Scientific Games Corp., Class A *	6,500	117
Service Corp. International	24,100	166
Shuffle Master, Inc. *	2,812	11
Sonic Corp. *	7,968	85
Sotheby’s	5,438	51
Speedway Motorsports, Inc.	4,800	77
Starbucks Corp. *	62,600	822
Starwood Hotels & Resorts Worldwide, Inc.	17,730	400
Stewart Enterprises, Inc., Class A	10,000	52
Strayer Education, Inc.	700	158
Texas Roadhouse, Inc., Class A *	5,900	41
The Cheesecake Factory, Inc. *	2,887	25
The Steak n Shake Co. *	1,580	8
Tim Hortons, Inc.	13,949	351
Vail Resorts, Inc. *	3,800	126
Weight Watchers International, Inc.	8,700	272
Wendy’s/Arby’s Group, Inc., Class A	50,775	184
WMS Industries, Inc. *	8,250	206
Wyndham Worldwide Corp.	16,744	137
Wynn Resorts Ltd.	4,000	242
Yum! Brands, Inc.	48,000	1,393

		20,390

Diversified Financials 6.3%
Advance America Cash Advance Centers, Inc.	12,500	33
Advanta Corp., Class A	11,100	26
Advanta Corp., Class B	7,500	34
Affiliated Managers Group, Inc. *	1,800	83
AllianceBernstein Holding L.P.	7,700	180
American Express Co.	105,150	2,892
AmeriCredit Corp. *	12,300	72
Ameriprise Financial, Inc.	21,030	454
Asset Acceptance Capital Corp. *	2,500	20
ASTA Funding, Inc.	6,000	20
Bank of America Corp.	436,775	10,557
Bank of New York Mellon Corp.	95,234	3,105
BGC Partners, Inc., Class A	28,300	116
BlackRock, Inc.	9,400	1,235
Calamos Asset Management, Inc., Class A	5,000	41
Capital One Financial Corp.	33,710	1,319
Cash America International, Inc.	6,500	230
CIT Group, Inc.	18,600	77
Citigroup, Inc.	462,286	6,310
CME Group, Inc.	6,330	1,786
Cohen & Steers, Inc.	5,400	98
CompuCredit Corp. *	8,400	22
Cowen Group, Inc. *	6,500	46
Credit Acceptance Corp. *	2,400	37
Discover Financial Services.	45,150	553
Dollar Financial Corp. *	6,500	76
E*TRADE Financial Corp. *	34,335	62
Eaton Vance Corp.	11,600	255
Encore Capital Group, Inc. *	2,000	19
Evercore Partners, Inc., Class A	6,500	79
EZCORP, Inc., Class A *	8,500	135
FBR Capital Markets Corp. *	4,000	22
FCStone Group, Inc. *	2,500	15
Federated Investors, Inc., Class B	9,950	241
Financial Federal Corp.	3,700	86
Franklin Resources, Inc.	20,600	1,401
GAMCO Investors, Inc., Class A	3,200	122
GFI Group, Inc.	9,900	32
Greenhill & Co., Inc.	2,500	165
Interactive Brokers Group, Inc., Class A *	3,400	73
IntercontinentalExchange, Inc. *	5,100	436
Investment Technology Group, Inc. *	4,750	97
Janus Capital Group, Inc.	19,200	225
Jefferies Group, Inc.	8,200	130
JPMorgan Chase & Co.	298,944	12,331
Knight Capital Group, Inc., Class A *	9,700	140
LaBranche & Co., Inc. *	6,900	43
Legg Mason, Inc.	10,050	223
Leucadia National Corp.	17,908	481
MarketAxess Holdings, Inc. *	4,000	23
Merrill Lynch & Co., Inc.	80,048	1,488
MF Global Ltd. *	14,000	55
MicroFinancial, Inc.	1,900	6
Moody’s Corp.	26,600	681
Morgan Stanley	90,300	1,577
MSCI, Inc., Class A *	3,000	52
Nelnet, Inc., Class A	7,500	110
NewStar Financial, Inc. *	2,000	11
Northern Trust Corp.	18,500	1,042
NYSE Euronext.	22,500	679
optionsXpress Holdings, Inc.	5,300	94
Penson Worldwide, Inc. *	8,000	57
PHH Corp. *	4,186	34
Piper Jaffray Cos., Inc. *	3,950	156
Portfolio Recovery Associates, Inc. *	2,000	72
Raymond James Financial, Inc.	10,350	241
Resource America, Inc., Class A	4,000	23

8     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
SEI Investments Co.	19,400	343
Siebert Financial Corp.	2,900	6
SLM Corp. *	37,300	398
State Street Corp.	36,983	1,603
Stifel Financial Corp. *	3,000	131
SWS Group, Inc.	8,211	152
T. Rowe Price Group, Inc.	21,400	846
TD Ameritrade Holding Corp. *	47,100	626
The Blackstone Group L.P.	22,000	201
The Charles Schwab Corp. (d)	111,120	2,125
The First Marblehead Corp.	7,500	13
The Goldman Sachs Group, Inc.	39,700	3,672
The Nasdaq OMX Group, Inc. *	17,100	555
The Student Loan Corp.	1,700	62
TradeStation Group, Inc. *	4,000	31
W.P. Carey & Co., LLC	4,100	94
Waddell & Reed Financial, Inc., Class A	7,250	105
Westwood Holdings Group, Inc.	4,285	164
World Acceptance Corp. *	5,000	92

		63,855

Energy 11.8%
Abraxas Petroleum Corp. *	8,500	19
Adams Resources & Energy, Inc.	1,400	26
Alliance Holdings GP L.P.	1,000	21
Alliance Resource Partners L.P.	3,400	109
Alon USA Energy, Inc.	8,700	77
Alpha Natural Resources, Inc. *	5,200	186
Anadarko Petroleum Corp.	39,060	1,379
Apache Corp.	29,772	2,451
APCO Argentina, Inc.	800	22
Approach Resources, Inc. *	4,000	44
Arch Coal, Inc.	7,000	150
Arena Resources, Inc. *	3,000	91
Atlas America, Inc.	4,005	92
ATP Oil & Gas Corp. *	6,600	79
Atwood Oceanics, Inc. *	4,800	132
Baker Hughes, Inc.	28,300	989
Basic Energy Services, Inc. *	3,000	41
Berry Petroleum Co., Class A	4,000	93
Bill Barrett Corp. *	3,700	75
BJ Services Co.	28,600	367
Boardwalk Pipeline Partners L.P.	10,500	252
BP Prudhoe Bay Royalty Trust	2,200	181
Brigham Exploration Co. *	5,000	39
Bristow Group, Inc. *	6,800	168
Buckeye Partners L.P.	3,400	136
Cabot Oil & Gas Corp.	27,200	763
Cal Dive International, Inc. *	9,000	77
Callon Petroleum Co. *	5,000	52
Calumet Specialty Products Partners L.P.	5,000	74
Cameron International Corp. *	18,200	442
CARBO Ceramics, Inc.	1,900	82
Carrizo Oil & Gas, Inc. *	3,000	70
Cheniere Energy Partners L.P.	2,500	16
Chesapeake Energy Corp.	39,200	861
Chevron Corp.	178,939	13,349
Cimarex Energy Co.	8,008	324
Clayton Williams Energy, Inc. *	2,500	121
CNX Gas Corp. *	12,000	303
Compagnie Generale de Geophysique-Veritas ADR *	6,029	98
Complete Production Services, Inc. *	6,100	76
Comstock Resources, Inc. *	4,500	222
Concho Resources, Inc. *	6,400	136
ConocoPhillips	134,223	6,982
CONSOL Energy, Inc.	14,100	443
Continental Resources, Inc. *	5,000	162
CREDO Petroleum Corp. *	6,700	59
Cross Timbers Royalty Trust	1,500	68
Crosstex Energy L.P.	2,000	26
Crosstex Energy, Inc.	3,200	33
CVR Energy, Inc. *	6,900	27
Delek US Holdings, Inc.	7,000	39
Delta Petroleum Corp. *	8,600	81
Denbury Resources, Inc. *	19,600	249
Devon Energy Corp.	37,360	3,021
Diamond Offshore Drilling, Inc.	12,300	1,092
Dresser-Rand Group, Inc. *	6,000	134
Dril-Quip, Inc. *	3,100	77
Eagle Rock Energy Partners L.P.	3,000	30
El Paso Corp.	51,387	498
El Paso Pipeline Partners L.P.	5,000	89
Enbridge Energy Management LLC *	1,510	57
Encore Acquisition Co. *	5,250	164
Energy Partners Ltd. *	9,001	39
Energy Transfer Equity L.P.	23,000	471
Energy Transfer Partners L.P.	14,000	544
ENGlobal Corp. *	4,000	18
ENSCO International, Inc.	11,200	426
Enterprise GP Holdings L.P.	14,100	324
Enterprise Products Partners L.P.	41,500	1,013
EOG Resources, Inc.	22,800	1,845
Exterran Holdings, Inc. *	4,720	106
Exxon Mobil Corp.	463,166	34,330
FMC Technologies, Inc. *	9,182	321
Forest Oil Corp. *	4,450	130
Foundation Coal Holdings, Inc.	3,700	77
Frontier Oil Corp.	14,400	190
General Maritime Corp.	8,000	121
Geomet, Inc. *	4,000	12

     See financial notes.     9

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Global Industries Ltd. *	14,400	37
Grey Wolf, Inc. *	15,000	96
Gulf Island Fabrication, Inc.	2,800	55
GulfMark Offshore, Inc. *	4,100	152
Gulfport Energy Corp. *	5,000	35
Halliburton Co.	81,200	1,607
Harvest Natural Resources, Inc. *	6,000	51
Helix Energy Solutions Group, Inc. *	8,564	90
Helmerich & Payne, Inc.	9,600	329
Hercules Offshore, Inc. *	7,400	54
Hess Corp.	28,200	1,698
Holly Corp.	8,000	157
Hornbeck Offshore Services, Inc. *	5,000	119
Houston American Energy Corp.	4,000	16
Hugoton Royalty Trust	4,846	121
IHS, Inc., Class A *	3,600	127
Inergy L.P.	2,000	43
International Coal Group, Inc. *	12,800	60
ION Geophysical Corp. *	7,900	52
James River Coal Co. *	2,500	48
Key Energy Services, Inc. *	10,300	64
Kinder Morgan Energy Partners L.P.	20,000	1,081
Kinder Morgan Management LLC *	4,388	219
Lufkin Industries, Inc.	3,500	183
Magellan Midstream Partners L.P.	2,400	86
Marathon Oil Corp.	67,308	1,959
Mariner Energy, Inc. *	6,601	95
MarkWest Energy Partners L.P.	1,000	18
Massey Energy Co.	6,800	157
Matrix Service Co. *	8,000	98
McMoRan Exploration Co. *	4,500	64
Murphy Oil Corp.	18,500	937
Nabors Industries Ltd. *	23,634	340
NATCO Group, Inc., Class A *	6,200	131
National-Oilwell Varco, Inc. *	32,622	975
Natural Gas Services Group *	7,500	99
Natural Resource Partners L.P.	4,000	94
Newfield Exploration Co. *	10,600	244
Newpark Resources, Inc. *	11,500	66
Ngas Resources, Inc. *	4,000	13
Noble Corp.	20,200	651
Noble Energy.	14,218	737
NuStar Energy L.P.	1,600	74
NuStar GP Holdings LLC	1,000	20
Occidental Petroleum Corp.	75,020	4,167
Oceaneering International, Inc. *	5,200	146
Oil States International, Inc. *	3,600	83
ONEOK Partners, L.P.	6,000	330
Overseas Shipholding Group, Inc.	3,700	139
OYO Geospace Corp. *	300	9
Panhandle Oil & Gas, Inc., Class A	2,000	50
Parallel Petroleum Corp. *	8,500	34
Parker Drilling Co. *	18,300	94
Patriot Coal Corp. *	3,700	59
Patterson-UTI Energy, Inc.	13,200	175
Peabody Energy Corp.	18,500	638
Penn Virginia Corp.	5,000	186
Penn Virginia GP Holdings L.P.	1,500	34
Penn Virginia Resource Partners L.P.	5,000	92
Petrohawk Energy Corp. *	5,000	95
Petroleum Development Corp. *	4,000	83
PetroQuest Energy, Inc. *	4,200	42
PHI, Inc. *	4,000	84
Pioneer Drilling Co. *	9,200	71
Pioneer Natural Resources Co.	10,133	282
Plains All American Pipeline L.P.	7,295	292
Plains Exploration & Production Co. *	6,765	191
Pride International, Inc. *	12,700	239
Quest Resource Corp. *	4,000	2
Quicksilver Resources, Inc. *	8,400	88
RAM Energy Resources, Inc. *	4,000	5
Range Resources Corp.	8,100	342
Rex Energy Corp. *	8,000	54
Rosetta Resources, Inc. *	6,600	70
Rowan Cos., Inc.	8,400	152
RPC, Inc.	11,475	121
SandRidge Energy, Inc. *	6,000	64
Schlumberger Ltd.	105,000	5,423
SEACOR Holdings, Inc. *	1,250	84
Ship Finance International Ltd.	6,100	83
Smith International, Inc.	18,932	653
Southern Union Co.	9,874	170
Southwestern Energy Co. *	30,000	1,069
Spectra Energy Corp.	54,678	1,057
St. Mary Land & Exploration Co.	7,400	184
Stone Energy Corp. *	4,383	133
Sunoco Logistics Partners L.P.	2,000	91
Sunoco, Inc.	11,000	335
Superior Energy Services, Inc. *	9,900	211
Swift Energy Co. *	2,500	80
T-3 Energy Services, Inc. *	5,000	121
Targa Resources Partners L.P.	2,000	32
TC Pipelines L.P.	2,400	64
Teekay Corp.	6,000	128
Teekay LNG Partners L.P.	1,000	18
Tel Offshore Trust	83	1
TEPPCO Partners L.P.	7,000	199
Tesoro Corp.	12,100	117
TETRA Technologies, Inc. *	5,300	37

10     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
The Meridian Resource Corp. *	3,100	4
The Williams Cos., Inc.	51,360	1,077
Tidewater, Inc.	7,700	336
Transocean, Inc. *	28,512	2,347
Trico Marine Services, Inc. *	5,000	45
Ultra Petroleum Corp. *	13,000	605
Union Drilling, Inc. *	2,500	14
Unit Corp. *	4,400	165
USEC, Inc. *	14,300	59
VAALCO Energy, Inc. *	9,000	48
Valero Energy Corp.	47,980	987
Verenium Corp. *	1,100	1
W&T Offshore, Inc.	7,500	144
Walter Industries, Inc.	4,900	190
Warren Resources, Inc. *	5,000	26
Weatherford International Ltd. *	49,400	834
Western Refining, Inc.	5,600	37
Westmoreland Coal Co. *	6,500	64
Whiting Petroleum Corp. *	3,400	177
World Fuel Services Corp.	4,100	88
XTO Energy, Inc.	46,177	1,660

		118,646

Food & Staples Retailing 3.2%
Arden Group, Inc., Class A	600	90
BJ’s Wholesale Club, Inc. *	6,100	215
Casey’s General Stores, Inc.	5,100	154
Costco Wholesale Corp.	38,600	2,201
CVS Caremark Corp.	125,640	3,851
Ingles Markets, Inc., Class A	300	6
Nash Finch Co.	1,700	67
PriceSmart, Inc.	500	7
Rite Aid Corp. *	40,400	20
Ruddick Corp.	3,100	89
Safeway, Inc.	35,900	764
Spartan Stores, Inc.	500	13
SUPERVALU, Inc.	19,832	282
Sysco Corp.	48,636	1,274
The Andersons, Inc.	1,000	27
The Great Atlantic & Pacific Tea Co., Inc. *	2,705	22
The Kroger Co.	60,800	1,669
The Pantry, Inc. *	1,000	22
United Natural Foods, Inc. *	2,600	58
Wal-Mart Stores, Inc.	342,100	19,093
Walgreen Co.	80,400	2,047
Weis Markets, Inc.	1,700	55
Whole Foods Market, Inc.	10,900	117

		32,143

Food, Beverage & Tobacco 5.7%
Alliance One International, Inc. *	10,800	36
Altria Group, Inc.	174,800	3,354
American Italian Pasta Co., Class A *	1,000	13
Anheuser-Busch Cos., Inc.	61,500	3,815
Archer-Daniels-Midland Co.	53,958	1,119
Bridgford Foods Corp. *	300	1
Brown-Forman Corp., Class B	12,390	563
Bunge Ltd.	8,000	307
Campbell Soup Co.	35,400	1,343
Chiquita Brands International, Inc. *	3,200	44
Coca-Cola Bottling Co. Consolidated	400	18
Coca-Cola Enterprises, Inc.	30,000	302
ConAgra Foods, Inc.	43,293	754
Constellation Brands, Inc., Class A *	17,600	221
Corn Products International, Inc.	5,800	141
Dean Foods Co. *	11,113	243
Del Monte Foods Co.	16,031	101
Dr. Pepper Snapple Group, Inc. *	20,000	458
Flowers Foods, Inc.	7,158	212
Fresh Del Monte Produce, Inc. *	4,200	89
General Mills, Inc.	31,300	2,120
Green Mountain Coffee Roasters, Inc. *	2,700	78
Griffin Land & Nurseries, Inc.	300	9
H.J. Heinz Co.	27,900	1,223
Hormel Foods Corp.	11,500	325
J & J Snack Foods Corp.	6,400	201
John B. Sanfilippo & Son, Inc. *	5,000	36
Kellogg Co.	34,400	1,734
Kraft Foods, Inc., Class A	160,513	4,677
Lancaster Colony Corp.	3,400	107
Lance, Inc.	2,900	60
Lorillard, Inc.	25,648	1,689
McCormick & Co., Inc.	11,300	380
MGP Ingredients, Inc.	3,400	5
Molson Coors Brewing Co., Class B	17,000	635
Monterey Gourmet Foods, Inc. *	700	1
National Beverage Corp. *	4,500	41
PepsiAmericas, Inc.	13,200	250
PepsiCo, Inc.	140,800	8,027
Philip Morris International, Inc.	174,800	7,599
Pilgrim’s Pride Corp.	1,400	2
Ralcorp Holdings, Inc. *	6,700	453
Reynolds American, Inc.	22,664	1,110
Rocky Mountain Chocolate Factory, Inc.	2,427	17
Sanderson Farms, Inc.	1,750	55
Sara Lee Corp.	64,378	720
Smithfield Foods, Inc. *	6,300	66

     See financial notes.     11

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Tasty Baking Co.	500	2
The Boston Beer Co., Inc., Class A *	2,500	95
The Coca-Cola Co.	202,200	8,909
The Hain Celestial Group, Inc. *	1,406	33
The Hershey Co.	19,400	723
The J. M. Smucker Co.	5,438	242
The Pepsi Bottling Group, Inc.	23,400	541
Tootsie Roll Industries, Inc.	2,535	63
TreeHouse Foods, Inc. *	1,722	52
Tyson Foods, Inc., Class A	30,340	265
Universal Corp.	4,800	190
UST, Inc.	12,700	858
Vector Group Ltd.	4,116	70
Zapata Corp. *	8,000	50

		56,847

Health Care Equipment & Services 4.3%
ABIOMED, Inc. *	800	12
Advanced Medical Optics, Inc. *	4,111	25
Aetna, Inc.	59,200	1,472
Align Technology, Inc. *	8,700	60
Alliance Imaging, Inc. *	1,800	15
Allscripts Healthcare Solutions, Inc.	1,900	12
Amedisys, Inc. *	3,334	188
America Service Group, Inc. *	3,550	31
American Medical Systems Holdings, Inc. *	7,800	84
AMERIGROUP Corp. *	4,300	107
AmerisourceBergen Corp.	20,648	646
AMN Healthcare Services, Inc. *	4,110	37
AmSurg Corp. *	2,300	57
Analogic Corp.	1,400	62
ArthroCare Corp. *	1,400	29
Aspect Medical Systems, Inc. *	3,700	12
athenahealth, Inc. *	1,000	31
Baxter International, Inc.	53,018	3,207
Beckman Coulter, Inc.	5,100	255
Becton, Dickinson & Co.	21,300	1,478
BioScrip, Inc. *	2,172	6
Boston Scientific Corp. *	109,568	989
Brookdale Senior Living, Inc.	300	3
C.R. Bard, Inc.	8,000	706
Cantel Medical Corp. *	3,571	34
Cardinal Health, Inc.	36,160	1,381
Catalyst Health Solutions, Inc. *	1,900	32
Centene Corp. *	4,000	75
Cerner Corp. *	8,400	313
Cerus Corp. *	500	1
Chemed Corp.	3,900	171
Chindex International, Inc. *	3,300	28
CIGNA Corp.	38,400	626
Community Health Systems, Inc. *	7,100	146
CONMED Corp. *	4,200	110
CorVel Corp. *	2,850	76
Coventry Health Care, Inc. *	23,937	316
Covidien Ltd.	38,525	1,706
Cross Country Healthcare, Inc. *	4,600	52
CryoLife, Inc. *	750	10
Cyberonics, Inc. *	1,200	15
Datascope Corp.	2,500	125
DaVita, Inc. *	8,250	468
DENTSPLY International, Inc.	13,100	398
Eclipsys Corp. *	6,300	94
Edwards Lifesciences Corp. *	3,900	206
Express Scripts, Inc. *	25,200	1,527
Five Star Quality Care, Inc. *	135	—
Gen-Probe, Inc. *	3,400	160
Gentiva Health Services, Inc. *	3,250	88
Greatbatch, Inc. *	1,100	24
Haemonetics Corp. *	3,700	219
Hanger Orthopedic Group, Inc. *	5,400	90
Health Management Associates, Inc., Class A *	15,900	33
Health Net, Inc. *	9,100	117
Healthspring, Inc. *	4,600	76
HealthTronics, Inc. *	3,500	7
Healthways, Inc. *	3,100	31
Henry Schein, Inc. *	7,600	356
Hill-Rom Holdings, Inc.	5,800	132
Hologic, Inc. *	21,112	258
Home Diagnostics, Inc. *	2,500	22
Hospira, Inc. *	14,070	391
Humana, Inc. *	18,900	559
ICU Medical, Inc. *	550	18
IDEXX Laboratories, Inc. *	5,000	176
Immucor, Inc. *	6,795	180
IMS Health, Inc.	19,300	277
Integra LifeSciences Holdings *	1,100	41
Intuitive Surgical, Inc. *	2,050	354
Invacare Corp.	2,000	36
inVentiv Health, Inc. *	4,733	45
Inverness Medical Innovations, Inc. *	741	14
Kindred Healthcare, Inc. *	4,624	67
Kinetic Concepts, Inc. *	5,600	136
Laboratory Corp. of America Holdings *	12,800	787
Landauer, Inc.	1,100	59
LCA-Vision, Inc.	2,500	9
LifePoint Hospitals, Inc. *	3,707	89
Lincare Holdings, Inc. *	7,100	187
Magellan Health Services, Inc. *	3,007	111
McKesson Corp.	25,400	934
MedCath Corp. *	1,500	23

12     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Medco Health Solutions, Inc. *	50,066	1,900
Medical Action Industries, Inc. *	3,750	43
Medical Staffing Network Holdings, Inc. *	1,800	1
Medtronic, Inc.	95,374	3,846
Mentor Corp.	3,000	51
Meridian Bioscience, Inc.	11,250	277
Merit Medical Systems, Inc. *	2,222	41
Molina Healthcare, Inc. *	2,500	56
National Healthcare Corp.	600	25
Neogen Corp. *	937	28
NOVT Corp. *	400	1
Odyssey HealthCare, Inc. *	2,250	22
Omnicare, Inc.	10,000	276
OraSure Technologies, Inc. *	1,500	7
Owens & Minor, Inc.	2,000	87
Patterson Cos., Inc. *	10,600	268
PDI, Inc. *	2,900	14
Pediatrix Medical Group, Inc. *	6,000	232
PharMerica Corp. *	3,413	70
PSS World Medical, Inc. *	5,800	105
Psychiatric Solutions, Inc. *	4,400	146
Quest Diagnostics, Inc.	14,820	694
RehabCare Group, Inc. *	4,000	68
Res-Care, Inc. *	4,500	69
ResMed, Inc. *	4,000	137
RTI Biologics, Inc. *	1,700	5
SonoSite, Inc. *	1,600	34
St. Jude Medical, Inc. *	29,600	1,126
STERIS Corp.	6,100	208
Stryker Corp.	31,100	1,663
Sunrise Senior Living, Inc. *	3,400	10
SXC Health Solutions Corp. *	173	2
Teleflex, Inc.	4,300	228
Tenet Healthcare Corp. *	36,650	161
The Cooper Cos., Inc.	2,781	46
Theragenics Corp. *	2,500	5
Thoratec Corp. *	2,636	65
U.S. Physical Therapy, Inc. *	3,500	49
UnitedHealth Group, Inc.	118,880	2,821
Universal American Financial Corp. *	4,000	35
Universal Health Services, Inc., Class B	4,000	168
Utah Medical Products, Inc.	2,500	66
Varian Medical Systems, Inc. *	11,900	542
VCA Antech, Inc. *	7,900	143
WellPoint, Inc. *	57,723	2,244
WellCare Health Plans, Inc. *	3,200	77
West Pharmaceutical Services, Inc.	4,600	184
Wright Medical Group, Inc. *	4,200	97
Young Innovations, Inc.	2,000	34
Zimmer Holdings, Inc. *	20,300	943

		42,960

Household & Personal Products 2.6%
Alberto-Culver Co.	9,450	243
Avon Products, Inc.	39,000	968
Central Garden & Pet Co. *	1,600	5
Central Garden & Pet Co., Class A *	3,200	10
Chattem, Inc. *	1,200	91
Church & Dwight Co., Inc.	4,950	293
Colgate-Palmolive Co.	42,500	2,667
Energizer Holdings, Inc. *	6,333	309
Herbalife Ltd.	5,800	142
Inter Parfums, Inc.	1,013	12
Kimberly-Clark Corp.	40,639	2,491
NBTY, Inc. *	5,400	126
Nu Skin Enterprises, Inc., Class A	6,500	84
Nutraceutical International Corp. *	5,000	46
Oil-Dri Corp. of America	500	8
Spectrum Brands, Inc. *	2,800	2
The Clorox Co.	12,200	742
The Estee Lauder Cos., Inc., Class A	12,800	461
The Procter & Gamble Co.	269,915	17,420
USANA Health Sciences, Inc. *	3,500	133
WD-40 Co.	1,600	47

		26,300

Insurance 4.4%
21st Century Holding Co.	1,500	8
Aflac, Inc.	42,600	1,886
Alleghany Corp. *	228	64
Allied World Assurance Co. Holdings Ltd.	4,900	157
Ambac Financial Group, Inc.	7,750	21
American Financial Group, Inc.	10,750	244
American International Group, Inc.	111,922	214
American National Insurance Co.	1,300	89
American Physicians Capital, Inc.	3,750	153
AmTrust Financial Services, Inc.	7,500	74
Aon Corp.	25,500	1,079
Arch Capital Group Ltd. *	6,900	481
Argo Group International Holdings Ltd. *	1,556	50
Arthur J. Gallagher & Co.	6,800	166
Aspen Insurance Holdings Ltd.	7,000	161
Assurant, Inc.	11,500	293
Axis Capital Holdings Ltd.	12,200	347
Baldwin & Lyons, Inc., Class B	750	14
Berkshire Hathaway, Inc., Class A *	133	15,360

     See financial notes.     13

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Brown & Brown, Inc.	11,000	226
Cincinnati Financial Corp.	13,450	350
Citizens, Inc. *	5,000	42
CNA Financial Corp.	20,900	325
CNA Surety Corp. *	4,700	65
Conseco, Inc. *	16,000	30
Crawford & Co., Class B *	1,600	23
Delphi Financial Group, Inc., Class A	6,772	107
Eastern Insurance Holdings, Inc.	2,500	23
EMC Insurance Group, Inc.	1,200	29
Employers Holdings, Inc.	4,200	54
Endurance Specialty Holdings Ltd.	5,000	151
Erie Indemnity Co., Class A	5,500	204
Everest Re Group Ltd.	5,900	441
FBL Financial Group, Inc., Class A	2,090	36
Fidelity National Financial, Inc., Class A	17,327	156
First American Corp.	7,800	159
FPIC Insurance Group, Inc. *	400	18
Genworth Financial, Inc., Class A	37,500	181
Hanover Insurance Group, Inc.	4,900	192
Harleysville Group, Inc.	1,800	57
HCC Insurance Holdings, Inc.	7,950	175
Hilltop Holdings, Inc. *	3,726	35
Horace Mann Educators Corp.	4,300	34
Independence Holding Co.	2,700	18
Infinity Property & Casualty Corp.	2,500	100
IPC Holdings Ltd.	5,000	138
LandAmerica Financial Group, Inc.	5,300	52
Lincoln National Corp.	21,926	378
Loews Corp.	35,645	1,184
Markel Corp. *	300	105
Marsh & McLennan Cos., Inc.	43,000	1,261
MBIA, Inc.	11,250	111
Mercury General Corp.	5,400	277
MetLife, Inc.	62,000	2,060
Montpelier Re Holdings Ltd.	8,100	116
National Financial Partners Corp.	2,500	17
National Western Life Insurance Co., Class A	300	57
Nationwide Financial Services, Inc., Class A	16,400	776
NYMAGIC, Inc.	2,100	37
Odyssey Re Holdings Corp.	5,400	213
Old Republic International Corp.	20,437	188
OneBeacon Insurance Group Ltd.	8,200	113
PartnerRe Ltd.	5,400	365
Penn Treaty American Corp. *	150	—
Philadelphia Consolidated Holding Corp. *	5,500	322
PMA Capital Corp., Class A *	700	3
Presidential Life Corp.	1,000	9
Principal Financial Group, Inc.	25,400	482
ProAssurance Corp. *	1,670	92
Protective Life Corp.	5,500	46
Prudential Financial, Inc.	45,500	1,365
Reinsurance Group of America, Inc., Class A	5,100	190
RenaissanceRe Holdings Ltd.	5,800	266
RLI Corp.	2,800	161
Safety Insurance Group, Inc.	1,000	38
Selective Insurance Group, Inc.	5,400	128
StanCorp Financial Group, Inc.	5,000	170
State Auto Financial Corp.	3,800	100
Stewart Information Services Corp.	1,400	23
The Allstate Corp.	58,874	1,554
The Chubb Corp.	33,094	1,715
The Hartford Financial Services Group, Inc.	24,400	252
The Navigators Group, Inc. *	1,500	76
The Phoenix Cos., Inc.	9,500	61
The Progressive Corp.	85,200	1,216
The Travelers Cos., Inc.	54,550	2,321
Torchmark Corp.	10,600	443
Transatlantic Holdings, Inc.	6,437	276
United Fire & Casualty Co.	5,000	116
Unitrin, Inc.	5,600	118
Unum Group	23,914	377
W. R. Berkley Corp.	22,950	603
Wesco Financial Corp.	200	66
White Mountains Insurance Group Ltd.	200	69
XL Capital Ltd., Class A	14,700	143
Zenith National Insurance Corp.	3,400	112

		44,453

Materials 3.5%
A. Schulman, Inc.	2,300	41
A.M. Castle & Co.	4,000	49
AbitibiBowater, Inc. *	1,196	2
AEP Industries, Inc. *	1,900	37
Air Products & Chemicals, Inc.	17,700	1,029
Airgas, Inc.	7,500	288
AK Steel Holding Corp.	9,527	133
Albemarle Corp.	9,000	219
Alcoa, Inc.	71,664	825
Allegheny Technologies, Inc.	7,700	204
AptarGroup, Inc.	6,900	209
Arch Chemicals, Inc.	2,700	77
Ashland, Inc.	5,500	124
Ball Corp.	8,700	298
Bemis Co., Inc.	8,900	221

14     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Brush Engineered Materials, Inc. *	4,000	49
Buckeye Technologies, Inc. *	7,700	45
Cabot Corp.	5,200	138
Calgon Carbon Corp. *	4,000	53
Carpenter Technology Corp.	5,000	91
Celanese Corp., Series A	12,500	173
Century Aluminum Co. *	3,100	39
CF Industries Holdings, Inc.	4,400	282
Chemtura Corp.	19,427	34
Chesapeake Corp. *	1,000	—
Cliffs Natural Resources, Inc.	6,000	162
Commercial Metals Co.	9,000	100
Compass Minerals International, Inc.	5,000	275
Crown Holdings, Inc. *	13,400	270
Cytec Industries, Inc.	3,600	102
Deltic Timber Corp.	700	32
Domtar Corp. *	39,000	97
E.I. du Pont de Nemours & Co.	78,195	2,502
Eagle Materials, Inc.	4,143	73
Eastman Chemical Co.	8,100	327
Ecolab, Inc.	21,500	801
Ferro Corp.	8,200	127
FMC Corp.	6,200	270
Freeport-McMoRan Copper & Gold, Inc.	30,122	877
Georgia Gulf Corp.	3,300	8
Glatfelter	4,000	41
Goldcorp, Inc.	18,759	350
Greif, Inc., Class A	7,400	300
H.B. Fuller Co.	6,500	115
Hawkins, Inc.	1,900	31
Headwaters, Inc. *	7,500	80
Hecla Mining Co. *	12,000	30
Hercules, Inc.	11,000	185
Horsehead Holding Corp. *	4,000	14
Huntsman Corp.	17,500	177
Innophos Holdings, Inc.	6,500	174
International Flavors & Fragrances, Inc.	7,400	236
International Paper Co.	39,304	677
Koppers Holdings, Inc.	2,500	59
Kronos Worldwide, Inc.	6,060	77
Landec Corp. *	6,500	61
Louisiana-Pacific Corp.	8,300	40
Martin Marietta Materials, Inc.	4,200	329
Material Sciences Corp. *	8,000	39
MeadWestvaco Corp.	14,474	203
Minerals Technologies, Inc.	3,100	176
Mod-Pac Corp. *	500	1
Monsanto Co.	43,290	3,852
Myers Industries, Inc.	8,080	85
Nalco Holding Co.	13,600	192
Neenah Paper, Inc.	1,231	11
NewMarket Corp.	2,000	75
Newmont Mining Corp.	32,251	850
NL Industries, Inc.	7,800	108
Nucor Corp.	27,000	1,094
Olin Corp.	7,320	133
OM Group, Inc. *	2,400	51
Omnova Solutions, Inc. *	3,400	4
Owens-Illinois, Inc. *	13,700	313
Packaging Corp. of America	8,500	143
Pactiv Corp. *	12,400	292
Penford Corp.	5,200	67
PolyOne Corp. *	7,200	34
PPG Industries, Inc.	13,900	689
Praxair, Inc.	25,700	1,674
Reliance Steel & Aluminum Co.	8,500	213
Rock-Tenn Co., Class A	4,500	137
Rockwood Holdings, Inc. *	5,900	73
Rohm & Haas Co.	26,753	1,882
Royal Gold, Inc.	2,200	63
RPM International, Inc.	9,600	136
RTI International Metals, Inc. *	1,500	24
Schnitzer Steel Industries, Inc., Class A	1,650	44
Schweitzer-Mauduit International, Inc.	3,300	55
Sealed Air Corp.	14,500	245
Sensient Technologies Corp.	4,800	121
Sigma-Aldrich Corp.	12,600	553
Silgan Holdings, Inc.	5,800	270
Sims Group Ltd.	5,125	50
Smurfit-Stone Container Corp. *	20,000	27
Sonoco Products Co.	8,000	201
Southern Copper Corp.	68,400	996
Spartech Corp.	8,200	52
Steel Dynamics, Inc.	14,000	167
Stepan Co.	1,200	43
Stillwater Mining Co. *	11,233	45
Temple-Inland, Inc.	8,800	52
Terra Industries, Inc.	7,500	165
Texas Industries, Inc.	1,000	32
The Dow Chemical Co.	78,766	2,101
The Lubrizol Corp.	5,400	203
The Mosaic Co.	36,000	1,419
The Scotts Miracle-Gro Co., Class A	5,600	146
The Valspar Corp.	8,400	172
Titanium Metals Corp.	11,307	105
United States Steel Corp.	9,900	365
Valhi, Inc.	8,600	123
Vulcan Materials Co.	7,592	412

     See financial notes.     15

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Wausau Paper Corp.	8,700	81
Westlake Chemical Corp.	5,100	93
Weyerhaeuser Co.	18,250	698
Worthington Industries, Inc.	7,200	87
Yamana Gold, Inc.	14,751	68
Zep, Inc.	6,600	139

		35,603

Media 3.0%
4Kids Entertainment, Inc. *	4,000	21
Acme Communications, Inc. *	1,900	1
AH Belo Corp., Class A	1,880	6
Alloy, Inc. *	3,500	18
Arbitron, Inc.	2,120	69
Ascent Media Corp., Series A *	1,116	28
Belo Corp., Class A	9,400	20
Cablevision Systems Corp., Class A	21,100	374
Carmike Cinemas, Inc.	2,500	5
CBS Corp., Class B	72,006	699
CKX, Inc. *	7,300	32
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	179
Comcast Corp., Class A	227,004	3,578
Comcast Corp., Special Class A	64,200	990
Cox Radio, Inc., Class A *	4,600	25
Crown Media Holdings, Inc., Class A *	6,000	19
Cumulus Media Inc., Class A *	4,351	5
Daily Journal Corp. *	500	19
Discovery Communications, Inc., Series A *	11,161	152
Discovery Communications, Inc., Series C *	11,161	149
DISH Network Corp., Class A *	37,700	593
DreamWorks Animation SKG, Inc., Class A *	8,200	230
Emmis Communications Corp., Class A *	713	—
Entercom Communications Corp., Class A	3,000	2
Entravision Communications Corp., Class A *	5,000	9
Gannett Co., Inc.	19,500	214
Gray Television, Inc.	5,600	3
Harte-Hanks, Inc.	8,100	57
Hearst-Argyle Television, Inc.	7,500	112
Idearc, Inc.	12,378	5
Interactive Data Corp.	20,700	488
John Wiley & Sons, Inc., Class A	6,300	219
Journal Communications, Inc., Class A	7,500	19
Journal Register Co. *	3,200	—
Lakes Entertainment, Inc. *	1,800	8
Lamar Advertising Co., Class A *	9,200	140
Lee Enterprises, Inc.	2,500	6
Liberty Global, Inc., Series A *	37,575	620
Liberty Global, Inc., Series C *	12,601	204
Liberty Media Corp — Entertainment, Series A *	44,644	719
Liberty Media Corp. — Capital, Series A *	11,161	76
LIN TV Corp., Class A *	3,300	6
Live Nation, Inc. *	6,215	70
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	20
Marvel Entertainment, Inc. *	11,700	377
Media General, Inc., Class A	2,000	15
Mediacom Communications Corp., Class A *	7,600	34
Meredith Corp.	3,800	74
Morningstar, Inc. *	3,200	120
News Corp., Class A	253,950	2,702
Nexstar Broadcasting Group, Inc., Class A *	4,500	5
Omnicom Group, Inc.	33,600	992
Playboy Enterprises, Inc., Class B *	4,500	11
R.H. Donnelley Corp. *	5,466	5
Radio One, Inc., Class A *	9,500	7
Regal Entertainment Group, Class A	12,100	155
Salem Communications Corp., Class A *	900	1
Scholastic Corp.	2,200	41
Scripps Networks Interactive, Class A	12,000	341
Sinclair Broadcast Group, Inc., Class A	7,300	24
Sirius XM Radio, Inc. *	70,380	24
The DIRECTV Group, Inc. *	101,476	2,221
The E.W. Scripps Co., Class A	4,000	19
The Interpublic Group of Cos., Inc. *	34,537	179
The McClatchy Co., Class A	8,416	26
The McGraw-Hill Cos., Inc.	34,600	929
The New York Times Co., Class A	13,200	132
The Walt Disney Co.	185,410	4,802
The Washington Post Co., Class B	600	256
Time Warner Cable, Inc., Class A *	75,000	1,468
Time Warner, Inc.	367,052	3,704
Valassis Communications, Inc. *	3,700	16
Value Line, Inc.	300	12
Viacom, Inc., Class B *	56,606	1,145

16     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Virgin Media, Inc.	15,000	86
Voyager Learning Co. *	1,700	3
Warner Music Group Corp.	11,700	48
Westwood One, Inc. *	7,200	2
World Wrestling Entertainment, Inc., Class A	4,900	70
WPT Enterprises, Inc. *	862	—
Xanadoo Co., Class A *	63	19

		30,274

Pharmaceuticals & Biotechnology 8.8%
Abbott Laboratories	136,705	7,539
Abraxis BioScience *	1,500	95
Accelrys, Inc. *	4,300	21
Acura Pharmaceuticals, Inc. *	1,000	6
Adolor Corp. *	8,700	27
Affymax, Inc. *	2,900	39
Affymetrix, Inc. *	8,900	33
Albany Molecular Research, Inc. *	5,600	71
Alexion Pharmaceuticals, Inc. *	6,200	253
Alkermes, Inc. *	8,500	84
Allergan, Inc.	26,468	1,050
Alnylam Pharmaceuticals, Inc. *	7,400	170
Alpharma, Inc., Class A *	7,700	241
Amgen, Inc. *	103,268	6,185
Amicus Therapeutics, Inc. *	500	5
Amylin Pharmaceuticals, Inc. *	2,300	24
Aphton Corp. *	800	—
Applied Biosystems, Inc.	16,500	509
Arena Pharmaceuticals, Inc. *	800	3
ArQule, Inc. *	8,800	24
Avigen, Inc. *	900	1
Barr Pharmaceuticals, Inc. *	8,781	564
Bio-Rad Laboratories, Inc., Class A *	3,000	256
BioCryst Pharmaceuticals, Inc. *	1,400	2
Biogen Idec, Inc. *	28,125	1,197
BioMarin Pharmaceuticals, Inc. *	1,800	33
Bristol-Myers Squibb Co.	162,750	3,345
Bruker Corp. *	2,100	9
Caliper Life Sciences, Inc. *	700	1
Cambrex Corp. *	8,900	40
Caraco Pharmaceutical Laboratories Ltd. *	2,000	20
Celera Corp. *	9,600	109
Celgene Corp. *	44,091	2,833
Cell Genesys, Inc. *	1,500	—
Cephalon, Inc. *	6,000	430
Charles River Laboratories International, Inc. *	6,416	230
Clinical Data, Inc. *	175	2
Cougar Biotechnology, Inc. *	1,000	25
Covance, Inc. *	5,800	290
Cubist Pharmaceuticals, Inc. *	8,900	226
CV Therapeutics, Inc. *	5,500	51
Cypress Bioscience, Inc. *	4,000	22
Dendreon Corp. *	1,400	7
Dionex Corp. *	5,200	280
Durect Corp. *	2,000	8
Dyax Corp. *	2,000	7
Eli Lilly & Co.	96,400	3,260
Emergent Biosolutions, Inc. *	4,000	72
Endo Pharmaceuticals Holdings, Inc. *	10,500	194
Enzo Biochem, Inc. *	5,781	33
Enzon Pharmaceuticals, Inc. *	8,900	44
eResearch Technology, Inc. *	5,625	36
Exelixis, Inc. *	7,300	25
Forest Laboratories, Inc. *	27,500	639
Genentech, Inc. *	95,300	7,904
Genzyme Corp. *	20,732	1,511
Geron Corp. *	1,000	4
Gilead Sciences, Inc. *	75,840	3,477
GTx, Inc. *	3,000	42
Harvard Bioscience, Inc. *	500	2
Human Genome Sciences, Inc. *	5,100	16
Illumina, Inc. *	9,200	284
ImClone Systems, Inc. *	6,935	477
ImmunoGen, Inc. *	1,500	7
Impax Laboratories, Inc. (b)(e)*	1,600	11
Incyte Corp. *	2,600	11
Indevus Pharmaceuticals, Inc. *	1,800	5
Inspire Pharmaceuticals, Inc. *	1,300	5
InterMune, Inc. *	1,100	16
Invitrogen Corp. *	7,258	209
Isis Pharmaceuticals, Inc. *	7,300	103
Johnson & Johnson	246,370	15,112
K-V Pharmaceutical Co., Class A *	2,700	46
Kendle International, Inc. *	2,700	49
King Pharmaceuticals, Inc. *	22,516	198
Lexicon Pharmaceuticals, Inc. *	6,900	11
Ligand Pharmaceuticals, Inc., Class B *	2,300	5
Luminex Corp. *	7,800	145
MAP Pharmaceuticals, Inc. *	500	2
Martek Biosciences Corp. *	3,000	90
Matrixx Initiatives, Inc. *	2,700	44
Maxygen, Inc. *	6,500	27
Medarex, Inc. *	15,600	110
Medicis Pharmaceutical Corp., Class A	5,900	84
Merck & Co., Inc.	183,552	5,681
Millipore Corp. *	5,100	265
Momenta Pharmaceuticals, Inc. *	4,000	36

     See financial notes.     17

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Mylan, Inc. *	25,500	219
Myriad Genetics, Inc. *	1,400	88
Nabi Biopharmaceuticals *	2,800	11
Nektar Therapeutics *	2,200	12
Neurocrine Biosciences, Inc. *	1,400	6
Noven Pharmaceuticals, Inc. *	5,800	65
NPS Pharmacuticals, Inc. *	1,000	7
Omrix Biopharmaceuticals, Inc. *	5,500	95
Onyx Pharmaceuticals, Inc. *	4,500	121
Orchid Cellmark, Inc. *	280	—
OSI Pharmaceuticals, Inc. *	4,998	190
OXiGENE, Inc. *	900	1
Pain Therapeutics, Inc. *	7,400	68
Par Pharmaceutical Cos., Inc. *	5,900	59
PAREXEL International Corp. *	4,800	50
PDL BioPharma, Inc.	9,500	93
PerkinElmer, Inc.	11,477	206
Perrigo Co.	7,300	248
Pfizer, Inc.	610,192	10,807
Pharmaceutical Product Development, Inc.	10,000	310
Pharmacopeia, Inc. *	650	1
Pharmanet Development Group, Inc. *	8,500	14
POZEN, Inc. *	1,300	8
Regeneron Pharmaceuticals, Inc. *	9,200	178
Replidyne, Inc. *	3,500	4
Salix Pharmaceuticals Ltd. *	4,000	37
Sangamo BioSciences, Inc. *	1,200	9
Savient Pharmaceuticals, Inc. *	2,300	11
Schering-Plough Corp.	129,750	1,880
Sepracor, Inc. *	9,100	121
Sucampo Pharmaceuticals, Inc., Class A *	1,500	12
SuperGen, Inc. *	900	1
Synta Pharmaceuticals Corp. *	4,000	28
Techne Corp.	3,800	262
The Medicines Co. *	8,300	145
Thermo Fisher Scientific, Inc. *	37,302	1,514
Trimeris, Inc.	3,000	10
United Therapeutics Corp. *	3,000	262
Valeant Pharmaceuticals International *	7,900	148
Varian, Inc. *	5,800	214
Vertex Pharmaceuticals, Inc. *	3,144	82
Vical, Inc. *	1,600	3
ViroPharma, Inc. *	10,000	125
VIVUS, Inc. *	4,000	24
Warner Chilcott Ltd., Class A *	20,500	284
Waters Corp. *	8,700	381
Watson Pharmaceuticals, Inc. *	7,732	202
Wyeth	114,400	3,681
XenoPort, Inc. *	2,500	104
ZymoGenetics, Inc. *	2,000	6

		89,066

Real Estate 1.6%
Alexander’s, Inc.	700	245
Alexandria Real Estate Equities, Inc.	2,500	174
AMB Property Corp.	7,300	175
American Land Lease, Inc.	1,700	15
American Realty Investors, Inc. *	1,537	13
Annaly Capital Management, Inc.	24,400	339
Anthracite Capital, Inc.	4,900	21
Anworth Mortgage Asset Corp.	1,000	6
Apartment Investment & Management Co., Class A	8,219	120
AvalonBay Communities, Inc.	8,600	611
Avatar Holdings, Inc. *	2,500	85
Boston Properties, Inc.	11,400	808
Brandywine Realty Trust	7,363	64
BRE Properties, Inc.	5,000	174
Brookfield Properties Corp.	26,700	269
Camden Property Trust	4,800	162
CapitalSource, Inc.	6,900	51
Capstead Mortgage Corp.	2,240	22
CB Richard Ellis Group, Inc., Class A *	17,500	123
CBL & Associates Properties, Inc.	4,400	41
Colonial Properties Trust	2,567	27
Consolidated-Tomoka Land Co.	900	33
Corporate Office Properties Trust	3,500	109
Cousins Properties, Inc.	5,200	75
DCT Industrial Trust, Inc.	14,500	71
Developers Diversified Realty Corp.	10,112	133
Douglas Emmett, Inc.	9,000	136
Duke Realty Corp.	12,990	183
EastGroup Properties, Inc.	900	30
Entertainment Properties Trust	2,200	82
Equity Lifestyle Properties, Inc.	3,000	126
Equity One, Inc.	6,600	115
Equity Residential	24,700	863
Essex Property Trust, Inc.	3,600	350
Federal Realty Investment Trust	5,200	319
FelCor Lodging Trust, Inc.	5,700	17
First Industrial Realty Trust, Inc.	2,600	27
Forest City Enterprises, Inc., Class A	10,400	124
Forestar Real Estate Group, Inc. *	2,933	26
Friedman, Billings, Ramsey Group, Inc., Class A *	12,080	8
FX Real Estate & Entertainment, Inc. *	1,460	1

18     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
General Growth Properties, Inc.	20,460	85
Getty Realty Corp.	2,000	39
Glimcher Realty Trust	3,800	20
Gramercy Capital Corp.	1,028	3
HCP, Inc.	20,648	618
Health Care REIT, Inc.	7,700	343
Healthcare Realty Trust, Inc.	4,900	125
Highwoods Properties, Inc.	5,600	139
Home Properties, Inc.	2,500	101
Hospitality Properties Trust	8,500	86
Host Hotels & Resorts, Inc.	39,254	406
HRPT Properties Trust	19,000	69
Inland Real Estate Corp.	5,500	63
iStar Financial, Inc.	9,390	10
Jones Lang LaSalle, Inc.	2,300	76
Kilroy Realty Corp.	1,800	58
Kimco Realty Corp.	19,195	433
LaSalle Hotel Properties	3,500	49
Lexington Realty Trust	3,000	24
Liberty Property Trust	8,300	198
LTC Properties, Inc.	2,800	68
Mack-Cali Realty Corp.	5,900	134
Maguire Properties, Inc.	3,000	11
Maui Land & Pineapple Co., Inc. *	800	12
MFA Mortgage Investments, Inc.	5,500	30
Mid-America Apartment Communities, Inc.	2,500	88
National Health Investors, Inc.	3,100	93
National Retail Properties, Inc.	3,320	59
Nationwide Health Properties, Inc.	8,100	242
New Century Financial Corp. (b)(e)*	3,600	—
Newcastle Investment Corp.	2,200	9
NovaStar Financial, Inc. *	500	—
OMEGA Healthcare Investors, Inc.	2,784	42
Parkway Properties, Inc.	500	9
Pennsylvania Real Estate Investment Trust	2,500	32
Plum Creek Timber Co., Inc.	15,047	561
PMC Commercial Trust	1,500	13
Post Properties, Inc.	2,200	49
Potlatch Corp.	2,753	91
ProLogis	20,854	292
PS Business Parks, Inc.	3,000	136
Public Storage.	14,590	1,189
RAIT Financial Trust	3,300	13
Ramco-Gershenson Properties Trust	1,400	18
Rayonier, Inc.	2,388	79
Realty Income Corp.	8,600	199
Redwood Trust, Inc.	2,500	38
Regency Centers Corp.	5,700	225
Reis, Inc. *	1,400	7
Saul Centers, Inc.	2,100	77
Senior Housing Properties Trust	7,450	143
SL Green Realty Corp.	4,750	200
Sovran Self Storage, Inc.	800	26
Sun Communities, Inc.	3,000	45
Tanger Factory Outlet Centers, Inc.	1,600	58
Taubman Centers, Inc.	4,100	136
Tejon Ranch Co. *	674	20
The Macerich Co.	5,200	153
The St. Joe Co. *	5,300	164
UDR, Inc.	11,900	235
UMH Properties, Inc.	1,600	9
Universal Health Realty Income Trust	900	31
Urstadt Biddle Properties	500	8
Urstadt Biddle Properties, Class A	1,000	16
Ventas, Inc.	5,800	209
Vornado Realty Trust	16,000	1,129
Washington Real Estate Investment Trust	3,100	93
Weingarten Realty Investors	7,975	163

		15,972

Retailing 3.0%
99 Cents Only Stores *	3,066	37
Aaron Rents, Inc.	6,250	155
Aaron Rents, Inc., Class A	2,175	45
Abercrombie & Fitch Co., Class A	5,800	168
Advance Auto Parts, Inc.	9,540	298
Aeropostale, Inc. *	6,600	160
Amazon.com, Inc. *	33,700	1,929
America’s Car-Mart, Inc. *	3,750	61
American Eagle Outfitters, Inc.	18,150	202
AnnTaylor Stores Corp. *	9,825	123
Asbury Automotive Group, Inc.	4,100	13
Audiovox Corp., Class A *	1,600	9
Auto Nation, Inc. *	21,600	148
AutoZone, Inc. *	6,100	776
Barnes & Noble, Inc.	7,400	140
Bed Bath & Beyond, Inc. *	23,700	611
Best Buy Co., Inc.	39,225	1,052
Big Lots, Inc. *	11,100	271
Blockbuster, Inc., Class A *	15,300	23
Borders Group, Inc.	5,700	19
Brown Shoe Co., Inc.	6,675	70
Cabela’s, Inc. *	3,500	28
CarMax, Inc. *	17,046	181
Charlotte Russe Holding, Inc. *	2,500	21
Charming Shoppes, Inc. *	10,200	11
Chico’s FAS, Inc. *	13,300	45

     See financial notes.     19

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Christopher & Banks Corp.	2,900	15
Circuit City Stores, Inc.	16,500	4
Coldwater Creek, Inc. *	8,502	31
Collective Brands, Inc. *	5,906	76
Dick’s Sporting Goods, Inc. *	11,000	169
Dillard’s, Inc., Class A	5,500	29
Dollar Tree, Inc. *	8,650	329
DSW, Inc., Class A *	3,500	45
Duckwall-ALCO Stores, Inc. *	1,800	23
Expedia, Inc. *	31,345	298
Family Dollar Stores, Inc.	12,700	342
Foot Locker, Inc.	14,100	206
GameStop Corp., Class A *	12,048	330
Genesco, Inc. *	4,300	107
Genuine Parts Co.	13,500	531
Group 1 Automotive, Inc.	1,400	14
Guess?, Inc.	7,900	172
Handleman Co. *	6,600	9
Hibbett Sports, Inc. *	3,543	63
Hollywood Media Corp. *	1,100	2
HSN, Inc. *	6,269	39
J. Crew Group, Inc. *	5,500	111
J.C. Penney Co., Inc.	27,400	655
Kohl’s Corp. *	28,300	994
Liberty Media Corp. — Interactive Class A *	55,809	272
Limited Brands, Inc.	31,520	378
Lithia Motors, Inc., Class A	700	3
Lowe’s Cos., Inc.	122,500	2,658
Macy’s, Inc.	42,952	528
MarineMax, Inc. *	800	2
Midas, Inc. *	6,800	89
Monro Muffler Brake, Inc.	1,575	34
Mothers Work, Inc. *	2,500	22
Netflix, Inc. *	6,000	149
Nordstrom, Inc.	20,600	373
O’Reilly Automotive, Inc. *	5,899	160
Office Depot, Inc. *	26,000	94
OfficeMax, Inc.	6,400	52
Pacific Sunwear of California, Inc. *	7,475	26
Penske Automotive Group, Inc.	2,000	16
PetSmart, Inc.	11,100	219
Pomeroy IT Solutions, Inc. *	2,100	5
Priceline.com, Inc. *	3,983	210
RadioShack Corp.	10,700	135
Rent-A-Center, Inc. *	7,750	113
Retail Ventures, Inc. *	5,000	10
REX Stores Corp. *	1,875	17
Ross Stores, Inc.	13,400	438
Saks, Inc. *	10,800	65
Sally Beauty Holdings, Inc. *	6,950	35
Sears Holdings Corp. *	12,885	744
Select Comfort Corp. *	4,500	2
Shoe Carnival, Inc. *	1,200	17
Sonic Automotive, Inc., Class A	1,400	7
Source Interlink Cos., Inc. (a)*	5,000	2
Stage Stores, Inc.	2,700	21
Staples, Inc.	61,800	1,201
Stein Mart, Inc.	3,800	8
Systemax, Inc.	2,500	35
Target Corp.	69,800	2,800
The Buckle, Inc.	7,875	207
The Cato Corp., Class A	4,300	67
The Children’s Place Retail Stores, Inc. *	1,800	60
The Dress Barn, Inc. *	6,000	57
The Finish Line, Inc., Class A	5,061	48
The Gap, Inc.	73,900	956
The Gymboree Corp. *	2,500	65
The Home Depot, Inc.	146,070	3,446
The Men’s Wearhouse, Inc.	3,600	55
The Pep Boys — Manny, Moe & Jack	5,000	24
The Sherwin-Williams Co.	13,000	740
The Talbots, Inc.	5,700	56
The TJX Cos., Inc.	40,400	1,081
The Wet Seal, Inc., Class A *	6,000	18
Ticketmaster Entertainment, Inc. *	6,269	61
Tiffany & Co.	11,500	316
Tractor Supply Co. *	4,000	166
Trans World Entertainment Corp. *	1,500	4
TravelCenters of America LLC *	600	1
Tuesday Morning Corp. *	2,500	6
Tween Brands, Inc. *	1,742	15
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	35
Urban Outfitters, Inc. *	12,800	278
ValueVision Media, Inc., Class A *	1,400	1
West Marine, Inc. *	2,500	16
Williams-Sonoma, Inc.	9,200	76
Winmark Corp. *	1,200	18
Zale Corp. *	5,020	86

		30,089

Semiconductors & Semiconductor Equipment 2.1%
Actel Corp. *	1,100	13
Advanced Energy Industries, Inc. *	3,900	42
Advanced Micro Devices, Inc. *	34,200	120
Altera Corp.	30,400	527
Amkor Technology, Inc. *	14,400	58
ANADIGICS, Inc. *	1,150	2
Analog Devices, Inc.	30,200	645
Applied Materials, Inc.	139,098	1,796

20     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Asyst Technologies, Inc. *	1,700	1
Atmel Corp. *	37,900	157
ATMI, Inc. *	1,400	17
Axcelis Technologies, Inc. *	7,044	3
AXT, Inc. *	800	1
Broadcom Corp., Class A *	40,700	695
Brooks Automation, Inc. *	5,585	38
Cabot Microelectronics Corp. *	660	19
CEVA, Inc. *	433	4
Cirrus Logic, Inc. *	3,800	22
Cohu, Inc.	1,100	16
Cree, Inc. *	6,000	118
Cymer, Inc. *	4,200	103
Cypress Semiconductor Corp. *	8,500	43
Diodes, Inc. *	6,412	63
DSP Group, Inc. *	3,300	21
EMCORE Corp. *	1,500	5
Entegris, Inc. *	14,299	38
Exar Corp. *	3,834	26
Fairchild Semiconductor International, Inc. *	8,600	49
FEI Co. *	1,500	32
FormFactor, Inc. *	2,500	44
FSI International, Inc. *	1,300	1
hi/fn, Inc. *	800	2
Integrated Device Technology, Inc. *	16,120	103
Integrated Silicon Solution, Inc. *	3,038	5
Intel Corp.	483,832	7,741
International Rectifier Corp. *	6,600	102
Intersil Corp., Class A	12,364	169
IXYS Corp.	900	7
KLA-Tencor Corp.	15,000	349
Kopin Corp. *	2,500	6
Kulicke & Soffa Industries, Inc. *	4,400	13
Lam Research Corp. *	11,600	259
Lattice Semiconductor Corp. *	4,600	9
Linear Technology Corp.	25,000	567
LSI Corp. *	62,387	240
LTX-Credence Corp. *	2,941	2
Marvell Technology Group Ltd. *	32,400	225
Mattson Technology, Inc. *	4,100	11
MEMC Electronic Materials, Inc. *	16,300	300
Micrel, Inc.	6,800	50
Microchip Technology, Inc.	16,475	406
Micron Technology, Inc. *	52,699	248
Microsemi Corp. *	7,652	166
MIPS Technologies, Inc. *	1,100	3
MKS Instruments, Inc. *	4,300	80
MoSys, Inc. *	1,200	5
Nanometrics, Inc. *	300	—
National Semiconductor Corp.	29,200	385
Novellus Systems, Inc. *	11,171	176
NVIDIA Corp. *	42,000	368
OmniVision Technologies, Inc. *	4,800	39
ON Semiconductor Corp. *	29,165	149
Pericom Semiconductor Corp. *	600	5
Photronics, Inc. *	9,400	6
PLX Technology, Inc. *	1,300	4
PMC-Sierra, Inc. *	8,800	41
Rambus, Inc. *	8,200	75
RF Micro Devices, Inc. *	16,020	32
Rudolph Technologies, Inc. *	1,318	4
Semitool, Inc. *	4,300	25
Semtech Corp. *	6,000	73
Silicon Image, Inc. *	6,500	30
Silicon Laboratories, Inc. *	5,000	130
Silicon Storage Technology, Inc. *	7,000	22
SiRF Technology Holdings, Inc. *	3,500	3
Skyworks Solutions, Inc. *	5,689	41
Standard Microsystems Corp. *	3,600	65
Supertex, Inc. *	1,400	34
Techwell, Inc. *	2,500	22
Teradyne, Inc. *	15,559	79
Tessera Technologies, Inc. *	3,000	52
Texas Instruments, Inc.	143,397	2,805
Three-Five Systems, Inc. *	1,099	—
Trident Microsystems, Inc. *	5,000	9
TriQuint Semiconductor, Inc. *	5,310	24
Ultratech, Inc. *	1,300	20
Varian Semiconductor Equipment Associates, Inc. *	7,875	154
Veeco Instruments, Inc. *	3,500	27
Virage Logic Corp. *	1,400	6
Xilinx, Inc.	27,600	508
Zoran Corp. *	4,261	35

		21,235

Software & Services 7.2%
Accenture Ltd., Class A	72,000	2,380
ACI Worldwide, Inc. *	5,200	71
Activision Blizzard, Inc. *	110,732	1,380
Actuate Corp. *	8,600	24
Acxiom Corp.	13,300	105
Adobe Systems, Inc. *	46,210	1,231
Advent Software, Inc. *	4,100	77
Affiliated Computer Services, Inc., Class A *	9,900	406
Akamai Technologies, Inc. *	12,138	175
Alliance Data Systems Corp. *	6,600	331
ANSYS, Inc. *	8,786	252
Ariba, Inc. *	11,570	124
Aspen Technology, Inc. *	8,500	67
Autodesk, Inc. *	16,800	358
Automatic Data Processing, Inc.	48,100	1,681

     See financial notes.     21

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Blackbaud, Inc.	3,000	46
BMC Software, Inc. *	29,000	749
Borland Software Corp. *	3,000	5
Bottomline Technologies, Inc. *	5,000	39
Broadridge Financial Solutions, Inc.	12,025	146
CA, Inc.	47,508	846
CACI International, Inc., Class A *	2,100	86
Cadence Design Systems, Inc. *	22,600	92
Captaris, Inc. *	2,200	10
Catapult Communications Corp. *	1,600	7
Chordiant Software, Inc. *	440	1
CIBER, Inc. *	7,300	39
Citrix Systems, Inc. *	20,000	515
Cognizant Technology Solutions Corp., Class A *	21,200	407
Computer Sciences Corp. *	16,238	490
Compuware Corp. *	27,900	178
Convergys Corp. *	10,500	81
CSG Systems International, Inc. *	5,400	90
CyberSource Corp. *	5,457	66
DealerTrack Holdings, Inc. *	3,100	33
Digimarc Corp. *	2,142	21
Digital River, Inc. *	2,100	52
DST Systems, Inc. *	8,100	329
Dynamics Research Corp. *	1,200	9
EarthLink, Inc. *	17,050	118
eBay, Inc. *	110,848	1,693
Edgewater Technology, Inc. *	767	2
Electronic Arts, Inc. *	25,200	574
eLoyalty Corp. *	190	1
Entrust, Inc. *	11,300	16
Epicor Software Corp. *	4,000	28
EPIQ Systems, Inc. *	825	11
Equinix, Inc. *	2,565	160
Euronet Worldwide, Inc. *	2,500	30
Exlservice Holdings, Inc. *	5,000	37
FactSet Research Systems, Inc.	3,750	145
Fair Isaac Corp.	7,744	121
FalconStor Software, Inc. *	1,200	4
Fidelity National Information Services, Inc.	16,314	246
Fiserv, Inc. *	15,300	510
Forrester Research, Inc. *	4,100	115
Gartner, Inc. *	10,300	190
Global Payments, Inc.	6,240	253
Google, Inc., Class A *	27,900	10,026
GSE Systems, Inc. *	424	3
Hackett Group, Inc. *	1,700	5
Hewitt Associates, Inc., Class A *	9,425	263
Hlth Corp. *	21,926	182
IAC/InterActiveCorp *	15,672	263
iGATE Corp. *	9,600	65
infoGROUP, Inc.	4,800	21
Informatica Corp. *	6,700	94
InfoSpace, Inc.	3,872	33
Interactive Intelligence, Inc. *	4,000	29
Internet Capital Group, Inc. *	350	2
Interwoven, Inc. *	5,925	75
Intuit, Inc. *	33,430	838
j2 Global Communications, Inc. *	4,000	64
Jack Henry & Associates, Inc.	6,300	120
JDA Software Group, Inc. *	4,500	64
Kana Software, Inc. *	528	—
Lawson Software, Inc. *	14,500	77
Lender Processing Services, Inc.	8,157	188
LookSmart, Ltd. *	480	1
Macrovision Solutions Corp. *	12,812	142
Magma Design Automation, Inc. *	7,200	19
Manhattan Associates, Inc. *	4,300	72
ManTech International Corp., Class A *	5,000	270
Mastech Holdings, Inc. *	640	1
MasterCard, Inc., Class A	10,000	1,478
MAXIMUS, Inc.	4,200	134
McAfee, Inc. *	14,445	470
Mentor Graphics Corp. *	8,200	60
Metavante Technologies, Inc. *	7,550	127
MICROS Systems, Inc. *	22,000	375
Microsoft Corp.	800,850	17,883
MicroStrategy, Inc., Class A *	856	34
Midway Games, Inc. *	5,600	5
ModusLink Global Solutions, Inc. *	3,950	22
MoneyGram International, Inc.	7,500	8
Move, Inc. *	5,020	8
MSC.Software Corp. *	1,800	15
NetScout Systems, Inc. *	7,300	70
NeuStar, Inc., Class A *	6,300	124
Novell, Inc. *	25,600	119
Nuance Communications, Inc. *	1,974	18
NYFIX, Inc. *	750	1
Omniture, Inc. *	5,000	58
Openwave Systems, Inc. *	7,771	6
OPNET Technologies, Inc. *	3,600	45
Oracle Corp. *	434,449	7,946
Parametric Technology Corp. *	8,680	113
Paychex, Inc.	32,400	925
Perot Systems Corp., Class A *	9,100	131
Phoenix Technologies Ltd. *	4,100	18
PLATO Learning, Inc. *	1,433	2
Progress Software Corp. *	4,200	96
Quality Systems, Inc.	2,000	77
Quest Software, Inc. *	7,700	102
Radiant Systems, Inc. *	3,800	20
RealNetworks, Inc. *	18,900	81
Red Hat, Inc. *	14,600	194

22     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Renaissance Learning, Inc.	2,100	29
S1 Corp. *	12,930	81
Saba Software, Inc. *	3,849	6
SAIC, Inc. *	9,500	175
Salesforce.com, Inc. *	8,500	263
Sapient Corp. *	9,100	50
SAVVIS, Inc. *	4,000	34
Secure Computing Corp. *	3,200	18
Soapstone Networks, Inc. *	375	1
Solera Holdings, Inc. *	5,000	124
SonicWALL, Inc. *	7,400	33
SourceForge, Inc. *	4,527	5
SPSS, Inc. *	3,200	75
SRA International, Inc., Class A *	5,000	92
StarTek, Inc. *	3,900	13
SumTotal Systems, Inc. *	463	2
SupportSoft, Inc. *	11,600	29
Sybase, Inc. *	19,036	507
Symantec Corp. *	93,673	1,178
Symyx Technologies, Inc. *	3,800	17
Synopsys, Inc. *	13,684	250
Syntel, Inc.	2,500	62
Take-Two Interactive Software, Inc. *	6,000	71
TeleCommunication Systems, Inc., Class A *	1,300	9
TeleTech Holdings, Inc. *	5,000	45
THQ, Inc. *	5,425	40
TIBCO Software, Inc. *	16,000	82
TiVo, Inc. *	4,500	31
Total System Services, Inc.	28,204	388
Unisys Corp. *	27,600	42
United Online, Inc.	8,650	64
USinternetworking, Inc. *	1,100	—
ValueClick, Inc. *	8,500	63
VeriFone Holdings, Inc. *	6,600	75
VeriSign, Inc. *	20,875	443
Vignette Corp. *	3,394	28
Visa, Inc., Class A	70,000	3,875
VMware, Inc., Class A *	30,000	930
Web.com Group, Inc. *	223	1
WebMD Health Corp., Class A *	5,600	125
Websense, Inc. *	7,500	146
Western Union Co.	62,932	960
Wind River Systems, Inc. *	10,060	88
Yahoo!, Inc. *	111,144	1,425

		72,910

Technology Hardware & Equipment 6.4%
3Com Corp. *	17,900	49
Adaptec, Inc. *	5,700	18
ADC Telecommunications, Inc. *	9,431	60
ADTRAN, Inc.	7,000	106
Agilent Technologies, Inc. *	39,317	872
Agilysys, Inc.	1,360	5
Amphenol Corp., Class A	17,600	504
Anaren, Inc. *	3,300	41
Anixter International, Inc. *	3,300	111
Apple, Inc. *	75,000	8,069
Arris Group, Inc. *	5,775	40
Arrow Electronics, Inc. *	12,000	209
Avid Technology, Inc. *	3,756	56
Avnet, Inc. *	11,288	189
Avocent Corp. *	3,963	60
AVX Corp.	14,000	126
Aware, Inc. *	1,100	2
Bel Fuse, Inc., Class A	1,200	25
Bell Microproducts, Inc. *	1,000	1
Benchmark Electronics, Inc. *	4,830	58
Black Box Corp.	1,700	52
Blue Coat Systems, Inc. *	680	9
Brightpoint, Inc. *	4,454	26
Brocade Communications Systems, Inc. *	32,535	123
CalAmp Corp. *	1,000	1
Checkpoint Systems, Inc. *	4,600	58
Ciena Corp. *	2,470	24
Cisco Systems, Inc. *	511,909	9,097
Cogent, Inc. *	7,500	69
Cognex Corp.	2,900	46
Coherent, Inc. *	1,300	33
Comarco, Inc. *	500	1
CommScope, Inc. *	5,323	78
Comtech Telecommunications Corp. *	2,175	105
Corning, Inc.	121,807	1,319
Cosine Communications, Inc. *	730	1
CPI International, Inc. *	6,000	59
CTS Corp.	5,800	41
Daktronics, Inc.	5,200	52
Data Domain, Inc. *	4,500	83
DDi Corp. *	1	—
Dell, Inc. *	189,400	2,301
Diebold, Inc.	5,300	158
Dolby Laboratories, Inc., Class A *	8,800	278
Echelon Corp. *	3,700	30
EchoStar Corp., Class A *	7,540	146
Electro Rent Corp.	5,100	61
Electro Scientific Industries, Inc. *	1,300	11
Electronics for Imaging, Inc. *	3,400	36
EMC Corp. *	199,686	2,352
EMS Technologies, Inc. *	1,000	21
Emulex Corp. *	5,900	56
Extreme Networks, Inc. *	9,000	17
F5 Networks, Inc. *	6,600	164

     See financial notes.     23

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Finisar Corp. *	7,900	5
FLIR Systems, Inc. *	9,600	308
Foundry Networks, Inc. *	9,300	138
Frequency Electronics, Inc. *	500	2
Gerber Scientific, Inc. *	5,400	26
Harmonic, Inc. *	6,342	45
Harris Corp.	14,000	503
Harris Stratex Networks, Inc., Class A *	700	5
Hewlett-Packard Co.	234,636	8,982
Hutchinson Technology, Inc. *	2,500	17
I.D. Systems, Inc. *	5,500	30
Imation Corp.	2,000	25
Immersion Corp. *	800	4
Infinera Corp. *	7,500	58
Ingram Micro, Inc., Class A *	13,400	179
Insight Enterprises, Inc. *	4,650	45
Intelli-Check-Mobilisa, Inc. *	500	1
InterDigital, Inc. *	4,500	98
Intermec, Inc. *	5,600	73
International Business Machines Corp.	126,510	11,762
Itron, Inc. *	2,500	121
Ixia *	5,200	35
Jabil Circuit, Inc.	15,400	129
JDS Uniphase Corp. *	17,553	96
Juniper Networks, Inc. *	40,565	760
Keithley Instruments, Inc.	3,200	14
KEMET Corp. *	6,700	4
L-1 Identity Solutions, Inc. *	756	6
LaserCard Corp. *	1,000	5
LeCroy Corp. *	900	4
Lexmark International, Inc., Class A *	10,900	282
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	37
Maxwell Technologies, Inc. *	1,000	9
Measurement Specialties, Inc. *	700	7
Mercury Computer Systems, Inc. *	3,600	26
Merix Corp. *	3,700	2
Merrimac Industries, Inc. *	600	2
Methode Electronics, Inc.	3,600	27
Mettler-Toledo International, Inc. *	3,200	245
MOCON, Inc.	600	5
Molex, Inc.	16,125	232
Motorola, Inc.	195,955	1,052
MRV Communications, Inc. *	4,307	3
MTS Systems Corp.	4,500	146
Multi-Fineline Electronix, Inc. *	2,500	29
National Instruments Corp.	5,675	144
NCR Corp. *	23,800	435
NetApp, Inc. *	27,500	372
NETGEAR, Inc. *	3,000	33
Network Equipment Technologies, Inc. *	5,000	14
Newport Corp. *	4,200	30
Oplink Communications, Inc. *	657	5
OSI Systems, Inc. *	3,700	43
Palm, Inc. *	8,638	34
Park Electrochemical Corp.	3,600	78
ParkerVision, Inc. *	400	2
PC Connection, Inc. *	5,500	33
PC-Tel, Inc.	6,400	38
Performance Technologies, Inc. *	1,600	5
Planar Systems, Inc. *	3,700	7
Plantronics, Inc.	4,000	58
Plexus Corp. *	3,700	69
Polycom, Inc. *	9,200	193
Powerwave Technologies, Inc. *	3,583	3
Presstek, Inc. *	1,100	5
QLogic Corp. *	17,044	205
QUALCOMM, Inc.	135,100	5,169
Quantum Corp. *	5,500	2
RadiSys Corp. *	3,700	24
Research Frontiers, Inc. *	800	3
Richardson Electronics Ltd.	1,300	7
Riverbed Technology, Inc. *	5,500	69
Rofin-Sinar Technologies, Inc. *	3,800	85
Rogers Corp. *	2,500	75
SanDisk Corp. *	19,500	173
Sanmina-SCI Corp. *	41,316	31
ScanSource, Inc. *	1,200	24
SCM Microsystems, Inc. *	1,200	2
SeaChange International, Inc. *	6,350	49
Seagate Technology	37,066	251
Sonus Networks, Inc. *	19,400	43
Stratasys, Inc. *	2,700	33
Sun Microsystems, Inc. *	62,057	285
Sycamore Networks, Inc. *	27,900	93
Symmetricom, Inc. *	8,450	38
Synaptics, Inc. *	5,250	162
Tech Data Corp. *	5,300	114
Technitrol, Inc.	4,000	23
Tekelec *	8,700	110
Tellabs, Inc. *	34,564	147
Teradata Corp. *	23,800	366
TESSCO Technologies, Inc. *	1,350	15
ThinkEngine Networks, Inc. *	2,600	—
Tollgrade Communications, Inc. *	3,600	16
Trimble Navigation Ltd. *	11,792	243
TTM Technologies, Inc. *	4,400	31
Tyco Electronics Ltd.	38,525	749
UTStarcom, Inc. *	16,000	38
ViaSat, Inc. *	3,500	64
Vishay Intertechnology, Inc. *	36,688	158
Western Digital Corp. *	18,700	309

24     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Xerox Corp.	69,700	559
Xybernaut Corp. (b)(e)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	129
Zygo Corp. *	3,500	30

		64,618

Telecommunication Services 2.8%
Alaska Communication Systems Group, Inc.	5,000	47
American Tower Corp., Class A *	33,800	1,092
AT&T, Inc.	520,056	13,922
Atlantic Tele-Network, Inc.	3,250	79
Centennial Communications Corp. *	8,000	28
CenturyTel, Inc.	13,500	339
CIBL, Inc. (b)(e)	9	—
Cincinnati Bell, Inc. *	22,268	53
Cogent Communications Group, Inc. *	3,900	19
Consolidated Communications Holdings, Inc.	2,622	27
Crown Castle International Corp. *	27,776	588
D&E Communications, Inc.	5,500	38
Embarq Corp.	11,576	347
FairPoint Communications, Inc.	4,669	19
Frontier Communications Corp.	37,119	282
General Communication, Inc., Class A *	10,500	81
HickoryTech Corp.	4,600	29
IDT Corp., Class B *	7,600	8
Iowa Telecommunications Services, Inc.	2,500	38
Leap Wireless International, Inc. *	5,700	160
Level 3 Communications, Inc. *	93,000	98
Lynch Interactive Corp. *	9	28
NII Holdings, Inc. *	14,900	384
NTELOS Holdings Corp.	3,000	78
PAETEC Holding Corp. *	8,500	8
Premiere Global Services, Inc. *	5,100	51
Qwest Communications International, Inc.	151,337	433
SBA Communications Corp., Class A *	9,300	195
Shenandoah Telecommunications Co.	2,500	60
Sprint Nextel Corp.	236,530	740
SureWest Communications	5,500	97
Syniverse Holdings, Inc. *	10,400	195
Telephone & Data Systems, Inc.	10,600	285
tw telecom, Inc. *	14,000	99
United States Cellular Corp. *	6,100	234
USA Mobility, Inc. *	5,500	53
Verizon Communications, Inc.	247,572	7,345
Warwick Valley Telephone Co.	1,100	9
Windstream Corp.	31,624	237

		27,825

Transportation 2.2%
AirTran Holdings, Inc. *	5,800	24
Alaska Air Group, Inc. *	1,900	47
Alexander & Baldwin, Inc.	3,400	108
AMERCO *	900	41
AMR Corp. *	19,500	199
Arkansas Best Corp.	1,100	32
Atlas Air Worldwide Holdings, Inc. *	3,000	58
Avis Budget Group, Inc. *	8,372	14
Burlington Northern Santa Fe Corp.	30,300	2,698
C.H. Robinson Worldwide, Inc.	15,000	777
Con-way, Inc.	4,500	153
Continental Airlines, Inc., Class B *	10,000	189
CSX Corp.	36,700	1,678
Dollar Thrifty Automotive Group, Inc. *	3,500	6
Expeditors International of Washington, Inc.	16,200	529
FedEx Corp.	24,063	1,573
Forward Air Corp.	2,600	68
Genco Shipping & Trading Ltd.	5,500	115
Heartland Express, Inc.	8,941	137
Hertz Global Holdings, Inc. *	26,000	187
Horizon Lines, Inc., Class A	5,200	24
Hub Group, Inc., Class A *	4,400	138
J.B. Hunt Transport Services, Inc.	13,000	370
JetBlue Airways Corp. *	11,962	66
Kansas City Southern *	7,550	233
Kirby Corp. *	5,600	192
Knight Transportation, Inc.	4,050	64
Landstar System, Inc.	15,200	587
MAIR Holdings, Inc. (b)(e) *	1,100	3
Norfolk Southern Corp.	34,500	2,068
Old Dominion Freight Line, Inc. *	4,050	123
Pacer International, Inc.	2,800	32
Park-Ohio Holdings Corp. *	2,600	20
Pinnacle Airlines Corp. *	7,500	20
Quixote Corp.	1,300	8
Republic Airways Holdings, Inc. *	7,500	112
Ryder System, Inc.	6,400	254
Saia, Inc. *	6,100	65
SkyWest, Inc.	4,000	62
Southwest Airlines Co.	64,125	755
UAL Corp.	5,600	82
Union Pacific Corp.	44,000	2,938

     See financial notes.     25

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
United Parcel Service, Inc., Class B	91,480	4,828
US Airways Group, Inc. *	5,900	60
Werner Enterprises, Inc.	5,832	114
YRC Worldwide, Inc. *	5,004	23

		21,874

Utilities 3.7%
AGL Resources, Inc.	6,800	207
Allegheny Energy, Inc.	14,400	434
ALLETE, Inc.	5,233	183
Alliant Energy Corp.	11,800	347
Ameren Corp.	15,100	490
American Electric Power Co., Inc.	33,820	1,104
Aqua America, Inc.	4,894	88
Atmos Energy Corp.	9,200	223
Avista Corp.	7,800	155
Black Hills Corp.	3,900	98
Calpine Corp. *	15,000	176
CenterPoint Energy, Inc.	29,100	335
Central Vermont Public Service Corp.	6,200	123
CH Energy Group, Inc.	1,900	78
Cleco Corp.	6,400	147
CMS Energy Corp.	19,900	204
Consolidated Edison, Inc.	23,500	1,018
Constellation Energy Group, Inc.	15,500	375
Dominion Resources, Inc.	49,480	1,795
DPL, Inc.	11,452	261
DTE Energy Co.	13,801	487
Duke Energy Corp.	102,856	1,685
Dynegy, Inc., Class A *	39,081	142
Edison International	37,710	1,342
El Paso Electric Co. *	5,300	98
Energen Corp.	5,200	175
Entergy Corp.	15,700	1,225
Equitable Resources, Inc.	8,800	305
Exelon Corp.	54,474	2,955
FirstEnergy Corp.	28,217	1,472
Florida Public Utilities Co.	1,599	19
FPL Group, Inc.	32,900	1,554
Great Plains Energy, Inc.	9,341	182
Hawaiian Electric Industries, Inc.	7,700	205
IDACORP, Inc.	4,200	112
Integrys Energy Group, Inc.	7,540	359
MDU Resources Group, Inc.	16,425	299
MGE Energy, Inc.	2,000	71
Middlesex Water Co.	3,000	52
Mirant Corp. *	17,700	310
National Fuel Gas Co.	5,800	210
New Jersey Resources Corp.	6,225	232
Nicor, Inc.	3,000	139
NiSource, Inc.	22,864	296
Northeast Utilities	15,624	352
Northwest Natural Gas Co.	5,700	290
NorthWestern Corp.	7,100	139
NRG Energy, Inc. *	14,000	326
NSTAR	7,734	256
OGE Energy Corp.	6,500	177
ONEOK, Inc.	12,900	412
Ormat Technologies, Inc.	2,800	68
Pepco Holdings, Inc.	16,800	347
PG&E Corp.	29,900	1,096
Piedmont Natural Gas Co., Inc.	6,300	207
Pinnacle West Capital Corp.	9,800	310
PNM Resources, Inc.	5,500	54
Portland General Electric Co.	5,200	107
PPL Corp.	32,500	1,067
Progress Energy, Inc.	21,159	833
Public Service Enterprise Group, Inc.	44,000	1,239
Puget Energy, Inc.	10,900	255
Questar Corp.	16,200	558
Reliant Energy, Inc. *	28,125	148
SCANA Corp.	10,405	342
Sempra Energy.	21,675	923
Sierra Pacific Resources	20,476	170
South Jersey Industries, Inc.	2,500	85
Southern Co.	68,600	2,356
Southwest Gas Corp.	3,600	94
Spectra Energy Partners L.P.	2,000	40
TECO Energy, Inc.	23,700	274
The AES Corp. *	55,096	439
The Laclede Group, Inc.	3,300	173
UGI Corp.	10,700	255
UIL Holdings Corp.	3,166	105
Unisource Energy Corp.	3,800	105
Unitil Corp.	600	14
Vectren Corp.	5,766	145
Westar Energy, Inc.	8,200	160
WGL Holdings, Inc.	3,000	97
Wisconsin Energy Corp.	11,400	496
Xcel Energy, Inc.	34,195	596

		36,877

Total Common Stock (Cost $1,068,350)		995,554

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.0%
Aircastle Ltd.	5,500	38

26     See financial notes.

\

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Foster Wheeler Ltd. *	10,400	285

		323

Consumer Durables & Apparel 0.0%
Helen of Troy Ltd. *	5,000	90

Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	1,600	20

Diversified Financials 0.1%
Invesco Ltd.	35,000	522
Lazard Ltd., Class A	4,300	130

		652

Energy 0.0%
Arlington Tankers Ltd.	4,000	39

Insurance 0.1%
Assured Guaranty Ltd.	6,500	73
Flagstone Reinsurance Holdings Ltd.	7,500	79
Platinum Underwriters Holdings Ltd.	4,500	143
Validus Holdings Ltd.	6,500	115

		410

Software & Services 0.0%
Genpact Ltd. *	15,000	117

Telecommunication Services 0.0%
Global Crossing Ltd. *	4,600	31

		1,682

British Virgin Islands 0.0%

Transportation 0.0%
UTI Worldwide, Inc.	4,300	50

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Verigy Ltd. *	4,813	70

United Kingdom 0.0%

Insurance 0.0%
Willis Group Holdings Ltd.	963	25

Total Foreign Common Stock (Cost $2,910)		1,827

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	149	18
National Healthcare Corp., Series A *	2,300	26

		44

Real Estate 0.1%
Simon Property Group, Inc.	19,520	1,308

Total Preferred Stock (Cost $784)		1,352

Rights 0.0% of net assets

Capital Goods 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	14,000	16

Total Rights (Cost $13)		16

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligations 0.5%
Citibank, London Time Deposit
0.56%, 11/03/08	4,707	4,707

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.03%, 12/18/08 (c)	1,160	1,160

Total Short-Term Investments (Cost $5,867)		5,867

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 0.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	2,606	3
End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)

     See financial notes.     27

Schwab Total Stock Market Index Fund
Portfolio Holdings continued
At 10/31/08 the tax basis cost of the fund’s investments was $1,076,231 and the unrealized appreciation and depreciation were $224,582 and ($296,197), respectively,with a net unrealized depreciation of ($71,615).

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	Issuer is affiliated with the fund’s adviser.

(e)	Illiquid security. At the period end, the value of these amounted to $14 or 0.0% of net assets.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/19/08	20	1,073	(309)
S & P 500 Index, e-mini, Long, expires 12/19/08	80	3,869	(145)

			(454)

28     See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Common Stock	585,791	385,568
0.1%	Foreign Common Stock	459	328
0.3%	Short-Term Investments	1,353	1,353

100.0%	Total Investments	587,603	387,249
0.0%	Other Assets and Liabilities, Net		9

100.0%	Net Assets		387,258

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc.	2,660	9
ArvinMeritor, Inc.	15,635	93
Autoliv, Inc.	6,650	142
BorgWarner, Inc.	3,750	84
Exide Technologies *	7,700	37
Ford Motor Co. *	704,454	1,543
General Motors Corp.	202,960	1,173
Harley-Davidson, Inc.	9,660	236
Johnson Controls, Inc.	30,350	538
Lear Corp. *	13,415	27
Tenneco, Inc. *	5,260	26
The Goodyear Tire & Rubber Co. *	16,790	150
Thor Industries, Inc.	2,100	38
TRW Automotive Holdings Corp. *	17,250	109
WABCO Holdings, Inc.	886	16

		4,221

Banks 5.3%
Associated Banc-Corp	7,560	167
Astoria Financial Corp.	5,855	111
BancorpSouth, Inc.	3,545	86
Bank of Hawaii Corp.	2,420	123
BB&T Corp.	37,575	1,347
BOK Financial Corp.	920	44
Citizens Republic Bancorp, Inc.	7,700	23
City National Corp.	1,720	92
Comerica, Inc.	16,900	466
Commerce Bancshares, Inc.	2,861	135
Cullen/Frost Bankers, Inc.	2,220	124
Downey Financial Corp.	600	1
Fifth Third Bancorp	66,090	717
First Horizon National Corp.	27,182	324
FirstMerit Corp.	6,060	141
Flagstar Bancorp, Inc.	6,200	12
Fulton Financial Corp.	10,380	109
Hudson City Bancorp, Inc.	14,790	278
Huntington Bancshares, Inc.	25,727	243
KeyCorp	60,430	739
M&T Bank Corp.	5,286	429
Marshall & Ilsley Corp.	18,485	333
MGIC Investment Corp.	26,940	105
National City Corp.	145,214	392
New York Community Bancorp, Inc.	16,965	266
People’s United Financial, Inc.	5,352	94
PNC Financial Services Group, Inc.	19,055	1,270
Popular, Inc.	27,880	212
Radian Group, Inc.	24,230	87
Regions Financial Corp.	50,425	559
Sovereign Bancorp, Inc. *	52,225	152
SunTrust Banks, Inc.	24,260	974
Synovus Financial Corp.	30,710	317
TCF Financial Corp.	6,865	122
TFS Financial Corp.	3,000	39
The Colonial BancGroup, Inc.	11,860	48
The PMI Group, Inc.	20,435	51
The South Financial Group, Inc.	6,430	37
Tree.com, Inc. *	941	3
Trustmark Corp.	3,125	64
U.S. Bancorp	96,700	2,883
Valley National Bancorp	5,425	103
Washington Federal, Inc.	4,550	80
Webster Financial Corp.	4,725	88
Wells Fargo & Co.	184,325	6,276
Whitney Holding Corp.	2,930	56
Wilmington Trust Corp.	1,330	38
Zions Bancorp	6,335	241

		20,601

Capital Goods 7.1%
3M Co.	22,175	1,426
See financial notes.       1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Acuity Brands, Inc.	1,220	43
Aecom Technology Corp. *	4,900	86
AGCO Corp. *	3,540	112
Alliant Techsystems, Inc. *	1,120	92
AMETEK, Inc.	1,800	60
Armstrong World Industries, Inc.	1,900	37
BlueLinx Holdings, Inc.	12,200	33
Briggs & Stratton Corp.	5,535	87
Carlisle Cos., Inc.	3,225	75
Caterpillar, Inc.	20,345	777
Cooper Industries Ltd., Class A	5,670	176
Crane Co.	3,325	54
Cummins, Inc.	5,884	152
Danaher Corp.	4,550	270
Deere & Co.	10,886	420
Dover Corp.	7,975	253
Eaton Corp.	7,360	328
EMCOR Group, Inc. *	4,240	75
Emerson Electric Co.	26,200	858
Fastenal Co.	2,020	81
Flowserve Corp.	925	53
Fluor Corp.	4,070	163
GATX Corp.	2,935	84
General Dynamics Corp.	10,825	653
General Electric Co.	430,155	8,392
Goodrich Corp.	4,655	170
Granite Construction, Inc.	2,500	89
Harsco Corp.	3,035	72
Honeywell International, Inc.	25,140	766
Hubbell, Inc., Class B	1,830	66
Illinois Tool Works, Inc.	16,570	553
Ingersoll-Rand Co., Ltd., Class A	13,842	255
ITT Corp.	5,955	265
Jacobs Engineering Group, Inc. *	3,840	140
John Bean Technologies Corp.	1,391	12
KBR, Inc.	8,600	128
Kennametal, Inc.	4,440	94
L-3 Communications Holdings, Inc.	3,835	311
Lennox International, Inc.	2,435	73
Lincoln Electric Holdings, Inc.	1,100	47
Lockheed Martin Corp.	12,035	1,024
Masco Corp.	34,150	347
McDermott International, Inc. *	9,590	164
MSC Industrial Direct Co., Inc., Class A	2,125	76
Mueller Industries, Inc.	2,830	65
Mueller Water Products, Inc., Class B	6,700	44
NACCO Industries, Inc., Class A	207	13
Northrop Grumman Corp.	19,095	895
Oshkosh Corp.	120	1
Owens Corning, Inc. *	14,800	233
PACCAR, Inc.	18,942	554
Pall Corp.	3,340	88
Parker Hannifin Corp.	6,317	245
Pentair, Inc.	4,850	134
Precision Castparts Corp.	1,716	111
Raytheon Co.	15,110	772
Rockwell Automation, Inc.	5,350	148
Rockwell Collins, Inc.	3,430	128
Seaboard Corp.	17	23
Spirit AeroSystems Holdings, Inc., Class A *	3,700	60
SPX Corp.	1,835	71
Terex Corp. *	3,625	61
Textron, Inc.	8,320	147
The Boeing Co.	21,160	1,106
The Shaw Group, Inc. *	2,140	38
The Timken Co.	5,565	88
Thomas & Betts Corp. *	2,200	52
Trinity Industries, Inc.	2,625	44
Tyco International Ltd.	41,235	1,042
United Technologies Corp.	27,915	1,534
URS Corp. *	6,093	179
USG Corp. *	4,825	72
W.W. Grainger, Inc.	3,035	238

		27,678

Commercial & Professional Supplies 0.9%
Allied Waste Industries, Inc. *	47,265	493
Avery Dennison Corp.	5,450	191
Cintas	4,450	105
Corrections Corp. of America *	5,140	98
Covanta Holding Corp. *	2,115	46
Deluxe Corp.	5,245	64
Equifax, Inc.	3,530	92
HNI Corp.	3,020	55
IKON Office Solutions, Inc.	16,925	292
Iron Mountain, Inc. *	4,955	120
Kelly Services, Inc., Class A	5,340	76
Manpower, Inc.	6,245	194
Pitney Bowes, Inc.	11,905	295
R.R. Donnelley & Sons Co.	13,240	219
Republic Services, Inc.	5,370	127
Robert Half International, Inc.	2,930	55
Steelcase, Inc., Class A	6,075	57
The Brink’s Co.	820	40
United Stationers, Inc. *	925	35
Waste Management, Inc.	24,955	779

		3,433

Consumer Durables & Apparel 1.8%
Beazer Homes USA, Inc. *	21,135	67
Brookfield Homes Corp.	2,800	26
Brunswick Corp.	12,170	42
2      See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Centex Corp.	18,290	224
Coach, Inc. *	5,475	113
D.R. Horton, Inc.	38,090	281
Eastman Kodak Co.	34,440	316
Fortune Brands, Inc.	7,660	292
Furniture Brands International, Inc.	9,460	54
Garmin Ltd. *	1,370	31
Hanesbrands, Inc. *	7,600	133
Harman International Industries, Inc.	2,720	50
Hasbro, Inc.	5,465	159
Hovnanian Enterprises, Inc., Class A *	18,470	79
Jarden Corp. *	4,277	76
Jones Apparel Group, Inc.	11,575	129
KB HOME	11,960	200
Leggett & Platt, Inc.	15,920	276
Lennar Corp., Class A	20,400	158
Liz Claiborne, Inc.	10,545	86
M.D.C. Holdings, Inc.	3,635	122
Mattel, Inc.	16,235	244
Meritage Homes Corp. *	9,325	128
Mohawk Industries, Inc. *	5,435	263
Newell Rubbermaid, Inc.	16,750	230
NIKE, Inc., Class B	10,628	612
NVR, Inc. *	703	345
Polaris Industries, Inc.	1,900	64
Polo Ralph Lauren Corp.	2,720	128
Pulte Homes, Inc.	34,870	388
Quiksilver, Inc. *	8,550	22
Snap-on, Inc.	3,430	127
Standard Pacific Corp. *	59,055	168
The Black & Decker Corp.	2,030	103
The Ryland Group, Inc.	5,435	102
The Stanley Works	3,840	126
The Timberland Co., Class A *	3,600	44
Toll Brothers, Inc. *	10,395	240
Tupperware Brands Corp.	2,140	54
VF Corp.	5,145	283
Whirlpool Corp.	6,255	292

		6,877

Consumer Services 1.2%
Apollo Group, Inc., Class A *	2,725	189
Boyd Gaming Corp.	2,725	19
Brinker International, Inc.	6,855	64
Burger King Holdings, Inc.	3,740	74
Career Education Corp. *	4,935	78
Carnival Corp.	20,245	514
Darden Restaurants, Inc.	6,245	138
H&R Block, Inc.	16,465	325
Hillenbrand, Inc.	2,825	54
International Game Technology	5,255	74
Interval Leisure Group, Inc. *	5,649	41
Jack in the Box, Inc. *	1,240	25
Las Vegas Sands Corp. *	270	4
Marriott International, Inc., Class A	9,460	197
McDonald’s Corp.	27,980	1,621
MGM MIRAGE *	3,215	53
Penn National Gaming, Inc. *	2,140	41
Regis Corp.	3,375	42
Royal Caribbean Cruises Ltd.	7,805	106
Starbucks Corp. *	18,290	240
Starwood Hotels & Resorts Worldwide, Inc.	7,470	168
Wendy’s/Arby’s Group, Inc., Class A	28,326	103
Wyndham Worldwide Corp.	14,560	119
Yum! Brands, Inc.	11,230	326

		4,615

Diversified Financials 9.9%
Allied Capital Corp.	14,000	102
American Capital Ltd.	8,455	119
American Express Co.	42,395	1,166
AmeriCredit Corp. *	14,470	85
Ameriprise Financial, Inc.	9,700	209
Apollo Investment Corp.	6,514	86
Bank of America Corp.	342,751	8,284
Bank of New York Mellon Corp.	25,552	833
Capital One Financial Corp.	25,110	982
CIT Group, Inc.	39,605	164
Citigroup, Inc.	612,675	8,363
CME Group, Inc.	245	69
Discover Financial Services	42,632	522
E*TRADE Financial Corp. *	142,715	260
Federated Investors, Inc., Class B	30	1
Franklin Resources, Inc.	4,040	275
Interactive Brokers Group, Inc., Class A *	4,800	103
Janus Capital Group, Inc.	5,165	61
Jefferies Group, Inc.	3,030	48
JPMorgan Chase & Co.	225,302	9,294
Legg Mason, Inc.	4,720	105
Merrill Lynch & Co., Inc.	91,845	1,707
MF Global Ltd. *	7,100	28
Moody’s Corp.	5,820	149
Morgan Stanley	80,425	1,405
Nelnet, Inc., Class A	3,400	50
Northern Trust Corp.	6,860	386
NYSE Euronext	1,720	52
Och-Ziff Capital Management Group	8,500	39
PHH Corp. *	13,390	108
See financial notes.      3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Raymond James Financial, Inc.	5,535	129
SLM Corp. *	30,135	321
State Street Corp.	9,436	409
T. Rowe Price Group, Inc.	3,745	148
TD Ameritrade Holding Corp. *	12,470	166
The Charles Schwab Corp. (b)	18,515	354
The Goldman Sachs Group, Inc.	16,111	1,490
The Nasdaq OMX Group, Inc. *	3,830	124
The Student Loan Corp.	208	8

		38,204

Energy 9.6%
Anadarko Petroleum Corp.	16,735	591
Apache Corp.	8,420	693
Baker Hughes, Inc.	7,475	261
BJ Services Co.	8,770	113
Cameron International Corp. *	3,250	79
Chesapeake Energy Corp.	9,120	200
Chevron Corp.	97,215	7,252
Cimarex Energy Co.	3,845	156
ConocoPhillips	78,310	4,074
CONSOL Energy, Inc.	2,135	67
CVR Energy, Inc. *	2,100	8
Denbury Resources, Inc. *	4,500	57
Devon Energy Corp.	11,770	952
Diamond Offshore Drilling, Inc.	1,220	108
El Paso Corp.	29,120	282
ENSCO International, Inc.	2,530	96
EOG Resources, Inc.	2,950	239
Exxon Mobil Corp.	177,170	13,132
FMC Technologies, Inc. *	2,040	71
Forest Oil Corp. *	2,550	74
Frontier Oil Corp.	830	11
General Maritime Corp.	2,600	39
Halliburton Co.	22,565	447
Helmerich & Payne, Inc.	2,495	86
Hess Corp.	7,550	455
Marathon Oil Corp.	33,990	989
Massey Energy Co.	3,440	79
Murphy Oil Corp.	4,675	237
Nabors Industries Ltd. *	8,800	127
National-Oilwell Varco, Inc. *	5,623	168
Newfield Exploration Co. *	6,000	138
Noble Corp.	3,040	98
Noble Energy	3,735	194
Occidental Petroleum Corp.	20,830	1,157
Overseas Shipholding Group, Inc.	2,120	80
Peabody Energy Corp.	3,445	119
Petrohawk Energy Corp. *	12,800	243
Pioneer Natural Resources Co.	4,150	116
Pride International, Inc. *	5,165	97
Schlumberger Ltd.	13,590	702
SEACOR Holdings, Inc. *	100	7
Ship Finance International Ltd.	2,740	37
Smith International, Inc.	3,340	115
Southern Union Co.	5,250	90
Southwestern Energy Co. *	2,840	101
Spectra Energy Corp.	18,940	366
Sunoco, Inc.	10,690	326
Teekay Corp.	2,940	63
Tesoro Corp.	8,960	87
The Williams Cos., Inc.	15,875	333
Tidewater, Inc.	2,120	92
Transocean, Inc. *	2,171	179
Unit Corp. *	2,010	75
Valero Energy Corp.	32,565	670
Weatherford International Ltd. *	5,890	99
Whiting Petroleum Corp. *	1,200	62
XTO Energy, Inc.	5,825	209

		36,998

Food & Staples Retailing 3.9%
BJ’s Wholesale Club, Inc. *	7,070	249
Casey’s General Stores, Inc.	3,100	94
Costco Wholesale Corp.	22,415	1,278
CVS Caremark Corp.	26,135	801
Nash Finch Co.	1,830	72
Ruddick Corp.	2,935	84
Safeway, Inc.	34,610	736
SUPERVALU, Inc.	26,260	374
Sysco Corp.	34,680	909
The Kroger Co.	56,010	1,538
The Pantry, Inc. *	3,920	86
Wal-Mart Stores, Inc.	140,475	7,840
Walgreen Co.	31,070	791
Weis Markets, Inc.	1,820	59
Whole Foods Market, Inc.	6,130	66
Winn-Dixie Stores, Inc. *	5,800	87

		15,064

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	107,600	2,065
Anheuser-Busch Cos., Inc.	24,375	1,512
Archer-Daniels-Midland Co.	24,605	510
Brown-Forman Corp., Class B	2,900	132
Bunge Ltd.	5,675	218
Campbell Soup Co.	10,430	396
Coca-Cola Enterprises, Inc.	22,295	224
ConAgra Foods, Inc.	34,645	604
Constellation Brands, Inc., Class A *	14,305	179
Cosan Ltd., Class A *	6,500	17
Dean Foods Co. *	19,390	424
Del Monte Foods Co.	13,530	85
General Mills, Inc.	16,555	1,121
H.J. Heinz Co.	13,575	595
4       See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Hormel Foods Corp.	3,660	103
Kellogg Co.	10,260	517
Kraft Foods, Inc., Class A	84,332	2,457
Lorillard, Inc.	5,968	393
McCormick & Co., Inc.	5,240	176
Molson Coors Brewing Co., Class B	6,680	250
PepsiAmericas, Inc.	5,080	96
PepsiCo, Inc.	35,610	2,030
Philip Morris International, Inc.	107,740	4,684
Pilgrim’s Pride Corp.	3,640	4
Reynolds American, Inc.	8,675	425
Sara Lee Corp.	64,750	724
Smithfield Foods, Inc. *	10,806	114
The Coca-Cola Co.	53,515	2,358
The Hershey Co.	9,470	353
The J. M. Smucker Co.	3,425	153
The Pepsi Bottling Group, Inc.	8,535	197
Tyson Foods, Inc., Class A	47,380	414
UST, Inc.	5,570	377

		23,907

Health Care Equipment & Services 3.5%
Aetna, Inc.	12,380	308
Alcon, Inc.	895	79
AmerisourceBergen Corp.	22,570	706
Baxter International, Inc.	12,160	736
Beckman Coulter, Inc.	820	41
Becton, Dickinson & Co.	5,355	372
Boston Scientific Corp. *	65,685	593
Brookdale Senior Living, Inc.	1,600	14
C.R. Bard, Inc.	1,420	125
Cardinal Health, Inc.	28,220	1,078
Cerner Corp. *	2,105	78
CIGNA Corp.	12,709	207
Community Health Systems, Inc. *	5,750	118
Coventry Health Care, Inc. *	8,750	115
Covidien Ltd.	12,770	566
DaVita, Inc. *	4,080	232
DENTSPLY International, Inc.	3,035	92
Express Scripts, Inc. *	7,020	425
Health Management Associates, Inc., Class A *	33,695	71
Health Net, Inc. *	8,070	104
Henry Schein, Inc. *	2,930	137
Hospira, Inc. *	3,850	107
Humana, Inc. *	6,370	188
IMS Health, Inc.	3,640	52
Laboratory Corp. of America Holdings *	2,930	180
LifePoint Hospitals, Inc. *	2,830	68
Lincare Holdings, Inc. *	4,135	109
McKesson Corp.	26,540	976
Medco Health Solutions, Inc. *	26,260	997
Medtronic, Inc.	22,205	896
Omnicare, Inc.	11,350	313
Owens & Minor, Inc.	3,335	144
Patterson Cos., Inc. *	3,635	92
Quest Diagnostics, Inc.	4,955	232
St. Jude Medical, Inc. *	4,560	173
Stryker Corp.	3,845	206
Teleflex, Inc.	2,820	149
Tenet Healthcare Corp. *	73,175	321
UnitedHealth Group, Inc.	34,275	813
Universal Health Services, Inc., Class B	2,825	119
Varian Medical Systems, Inc. *	2,120	96
WellPoint, Inc. *	22,370	870
Zimmer Holdings, Inc. *	4,640	215

		13,513

Household & Personal Products 2.2%
Alberto-Culver Co.	15,270	393
Avon Products, Inc.	11,425	284
Colgate-Palmolive Co.	10,730	673
Energizer Holdings, Inc. *	720	35
Kimberly-Clark Corp.	18,100	1,109
The Clorox Co.	5,155	314
The Estee Lauder Cos., Inc., Class A	7,660	276
The Procter & Gamble Co.	85,395	5,511

		8,595

Insurance 5.3%
ACE Ltd.	14,240	817
Aflac, Inc.	11,740	520
Alleghany Corp. *	200	56
Allied World Assurance Co. Holdings Ltd.	3,540	114
Ambac Financial Group, Inc.	73,935	198
American Financial Group, Inc.	5,060	115
American International Group, Inc.	168,960	323
Aon Corp.	11,560	489
Arch Capital Group Ltd. *	2,225	155
Arthur J. Gallagher & Co.	3,040	74
Aspen Insurance Holdings Ltd.	3,225	74
Assurant, Inc.	4,555	116
Axis Capital Holdings Ltd.	5,950	169
Berkshire Hathaway, Inc., Class A *	25	2,887
Berkshire Hathaway, Inc., Class B *	340	1,306
Cincinnati Financial Corp.	11,080	288
CNA Financial Corp.	2,000	31
Endurance Specialty Holdings Ltd.	2,330	70
Erie Indemnity Co., Class A	825	31
See financial notes.      5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Everest Re Group Ltd.	2,525	189
Fidelity National Financial, Inc., Class A	37,505	338
First American Corp.	8,360	171
Genworth Financial, Inc., Class A	39,955	193
Hanover Insurance Group, Inc.	3,230	127
HCC Insurance Holdings, Inc.	4,735	104
IPC Holdings Ltd.	2,600	72
LandAmerica Financial Group, Inc.	3,020	30
Lincoln National Corp.	12,880	222
Loews Corp.	20,132	669
Markel Corp. *	613	215
Marsh & McLennan Cos., Inc.	31,870	934
MBIA, Inc.	40,770	401
Mercury General Corp.	1,430	73
MetLife, Inc.	33,305	1,106
Montpelier Re Holdings Ltd.	8,280	118
Nationwide Financial Services, Inc., Class A	7,965	377
Old Republic International Corp.	23,560	217
OneBeacon Insurance Group Ltd.	6,900	95
PartnerRe Ltd.	2,930	198
Philadelphia Consolidated Holding Corp. *	2,300	134
Principal Financial Group, Inc.	10,785	205
Protective Life Corp.	3,435	29
Prudential Financial, Inc.	22,380	671
RenaissanceRe Holdings Ltd.	2,725	125
Selective Insurance Group, Inc.	3,340	79
StanCorp Financial Group, Inc.	2,225	76
Stewart Information Services Corp.	1,900	32
The Allstate Corp.	40,775	1,076
The Chubb Corp.	17,575	911
The Hartford Financial Services Group, Inc.	20,330	210
The Phoenix Cos., Inc.	10,280	66
The Progressive Corp.	33,145	473
The Travelers Cos., Inc.	35,155	1,496
Torchmark Corp.	4,040	169
Transatlantic Holdings, Inc.	1,625	70
Unitrin, Inc.	3,650	77
Unum Group	20,925	330
W. R. Berkley Corp.	8,460	222
Wesco Financial Corp.	112	37
White Mountains Insurance Group Ltd.	529	182
XL Capital Ltd., Class A	27,385	266

		20,618

Materials 3.2%
AbitibiBowater, Inc. *	11,917	23
Air Products & Chemicals, Inc.	6,675	388
Airgas, Inc.	1,600	61
AK Steel Holding Corp.	2,845	40
Alcoa, Inc.	38,265	440
Allegheny Technologies, Inc.	911	24
AptarGroup, Inc.	2,000	61
Ashland, Inc.	10,350	234
Ball Corp.	4,240	145
Bemis Co., Inc.	6,655	165
Cabot Corp.	4,030	107
Carpenter Technology Corp.	2,000	36
Celanese Corp., Series A	4,200	58
Chemtura Corp.	15,430	27
Commercial Metals Co.	5,845	65
Crown Holdings, Inc. *	8,720	176
Cytec Industries, Inc.	1,720	49
Domtar Corp. *	28,400	70
E.I. du Pont de Nemours & Co.	42,045	1,346
Eastman Chemical Co.	4,960	200
Ecolab, Inc.	4,560	170
FMC Corp.	1,640	71
Freeport-McMoRan Copper & Gold, Inc.	4,385	128
Graphic Packaging Holding Co. *	5,995	11
Greif, Inc., Class A	1,212	49
Hercules, Inc.	4,150	70
Huntsman Corp.	11,665	118
International Flavors & Fragrances, Inc.	1,535	49
International Paper Co.	37,195	641
Louisiana-Pacific Corp.	13,885	67
Martin Marietta Materials, Inc.	1,110	87
MeadWestvaco Corp.	14,540	204
Monsanto Co.	5,395	480
Nalco Holding Co.	6,370	90
Newmont Mining Corp.	9,210	243
Nucor Corp.	8,980	364
Olin Corp.	4,855	88
Owens-Illinois, Inc. *	3,645	83
Packaging Corp. of America	3,445	58
Pactiv Corp. *	6,060	143
PPG Industries, Inc.	10,000	496
Praxair, Inc.	6,985	455
Reliance Steel & Aluminum Co.	2,720	68
Rohm & Haas Co.	6,000	422
RPM International, Inc.	7,465	106
Sealed Air Corp.	6,875	116
Sigma-Aldrich Corp.	3,230	142
Silgan Holdings, Inc.	1,220	57
Smurfit-Stone Container Corp. *	27,405	37
Sonoco Products Co.	8,055	203
Southern Copper Corp.	4,965	72
Steel Dynamics, Inc.	2,250	27
6     See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Temple-Inland, Inc.	17,945	106
The Dow Chemical Co.	63,100	1,683
The Lubrizol Corp.	2,135	80
The Mosaic Co.	3,660	144
The Scotts Miracle-Gro Co., Class A	4,420	116
The Valspar Corp.	6,750	138
United States Steel Corp.	4,695	173
Valhi, Inc.	850	12
Vulcan Materials Co.	223	12
Weyerhaeuser Co.	19,030	727
Worthington Industries, Inc.	7,065	85

		12,406

Media 3.0%
Ascent Media Corp., Series A *	440	11
Belo Corp., Class A	7,580	16
Cablevision Systems Corp., Class A	18,265	324
CBS Corp., Class B	55,910	543
Clear Channel Outdoor Holdings, Inc., Class A *	8,370	52
Comcast Corp., Class A	88,410	1,393
Comcast Corp., Special Class A	37,630	580
Discovery Communications, Inc., Series A *	4,407	60
Discovery Communications, Inc., Series C *	4,407	59
DISH Network Corp., Class A *	13,870	218
Gannett Co., Inc.	24,030	264
Hearst-Argyle Television, Inc.	1,140	17
Lamar Advertising Co., Class A *	1,820	28
Lee Enterprises, Inc.	7,970	20
Liberty Global, Inc., Series A *	7,270	120
Liberty Global, Inc., Series C *	7,070	114
Liberty Media Corp — Entertainment, Series A *	16,668	269
Liberty Media Corp. — Capital, Series A *	2,217	15
Live Nation, Inc. *	17,745	200
Meredith Corp.	1,300	25
News Corp., Class A	95,580	1,017
News Corp., Class B	20,920	222
Omnicom Group, Inc.	11,404	337
Regal Entertainment Group, Class A	17,685	227
Scripps Networks Interactive, Class A	4,545	129
The DIRECTV Group, Inc. *	18,140	397
The E.W. Scripps Co., Class A	1,515	7
The Interpublic Group of Cos., Inc. *	22,305	116
The McClatchy Co., Class A	14,080	43
The McGraw-Hill Cos., Inc.	12,280	330
The New York Times Co., Class A	8,600	86
The Walt Disney Co.	65,960	1,709
The Washington Post Co., Class B	100	43
Time Warner Cable, Inc., Class A *	11,200	219
Time Warner, Inc.	209,815	2,117
Viacom, Inc., Class B *	13,900	281
Virgin Media, Inc.	21,710	125
Warner Music Group Corp.	5,760	24

		11,757

Pharmaceuticals & Biotechnology 7.1%
Abbott Laboratories	43,075	2,376
Allergan, Inc.	3,130	124
Amgen, Inc. *	31,935	1,913
Applied Biosystems, Inc.	4,245	131
Barr Pharmaceuticals, Inc. *	2,070	133
Biogen Idec, Inc. *	6,790	289
Bristol-Myers Squibb Co.	113,750	2,338
Celgene Corp. *	2,652	170
Cephalon, Inc. *	935	67
Eli Lilly & Co.	39,415	1,333
Forest Laboratories, Inc. *	6,455	150
Genentech, Inc. *	3,570	296
Genzyme Corp. *	4,750	346
Gilead Sciences, Inc. *	3,860	177
Invitrogen Corp. *	640	18
Johnson & Johnson	85,085	5,219
King Pharmaceuticals, Inc. *	16,900	149
Merck & Co., Inc.	88,255	2,731
Mylan, Inc. *	8,175	70
PerkinElmer, Inc.	4,250	76
Pfizer, Inc.	378,150	6,697
Schering-Plough Corp.	37,250	540
Thermo Fisher Scientific, Inc. *	10,045	408
Warner Chilcott Ltd., Class A *	2,200	30
Watson Pharmaceuticals, Inc. *	5,665	148
Wyeth	45,640	1,469

		27,398

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	784	54
AMB Property Corp.	3,840	92
Annaly Capital Management, Inc.	9,585	133
Apartment Investment & Management Co., Class A	8,218	120
AvalonBay Communities, Inc.	2,920	207
Boston Properties, Inc.	5,290	375
Brandywine Realty Trust	5,625	49
BRE Properties, Inc.	1,720	60
See financial notes.       7

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Camden Property Trust	3,720	125
CapitalSource, Inc.	8,400	62
CB Richard Ellis Group, Inc., Class A *	1,130	8
CBL & Associates Properties, Inc.	4,730	44
Colonial Properties Trust	4,225	45
Cousins Properties, Inc.	4,620	67
Developers Diversified Realty Corp.	5,435	72
Duke Realty Corp.	12,475	176
Equity One, Inc.	4,030	70
Equity Residential	14,725	514
Federal Realty Investment Trust	1,870	115
First Industrial Realty Trust, Inc.	3,530	36
General Growth Properties, Inc.	7,450	31
HCP, Inc.	10,465	313
Health Care REIT, Inc.	3,430	153
Healthcare Realty Trust, Inc.	4,535	116
Highwoods Properties, Inc.	3,535	88
Home Properties, Inc.	2,720	110
Hospitality Properties Trust	5,355	54
Host Hotels & Resorts, Inc.	17,685	183
HRPT Properties Trust	24,850	90
iStar Financial, Inc.	15,470	16
Kimco Realty Corp.	8,460	191
Liberty Property Trust	7,250	173
Mack-Cali Realty Corp.	3,950	90
Nationwide Health Properties, Inc.	3,435	102
Newcastle Investment Corp.	730	3
Pennsylvania Real Estate Investment Trust	3,620	46
Plum Creek Timber Co., Inc.	7,395	276
Post Properties, Inc.	2,825	63
Potlatch Corp.	3,220	107
ProLogis	7,360	103
Public Storage	3,330	271
Rayonier, Inc.	3,835	127
Realty Income Corp.	5,340	123
Redwood Trust, Inc.	4,125	63
Regency Centers Corp.	3,720	147
Senior Housing Properties Trust	4,740	91
Simon Property Group, Inc.	6,130	411
SL Green Realty Corp.	3,557	150
The Macerich Co.	2,470	73
UDR, Inc.	6,650	131
Ventas, Inc.	2,825	102
Vornado Realty Trust	6,493	458
Weingarten Realty Investors	4,035	83

		6,962

Retailing 3.9%
Abercrombie & Fitch Co., Class A	220	6
Advance Auto Parts, Inc.	1,845	58
Amazon.com, Inc. *	2,450	140
American Eagle Outfitters, Inc.	3,435	38
AnnTaylor Stores Corp. *	3,430	43
Asbury Automotive Group, Inc.	7,645	25
AutoNation, Inc. *	30,035	206
AutoZone, Inc. *	1,723	219
Barnes & Noble, Inc.	4,440	84
Bed Bath & Beyond, Inc. *	10,165	262
Best Buy Co., Inc.	21,050	564
Big Lots, Inc. *	8,665	212
Blockbuster, Inc., Class A *	57,375	87
Borders Group, Inc.	4,460	15
CarMax, Inc. *	9,440	100
Charming Shoppes, Inc. *	18,490	20
Chico’s FAS, Inc. *	8,400	29
Collective Brands, Inc. *	3,640	47
Core-Mark Holding Co., Inc. *	3,100	61
Dick’s Sporting Goods, Inc. *	2,200	34
Dillard’s, Inc., Class A	14,175	76
Dollar Tree, Inc. *	5,745	218
Expedia, Inc. *	14,630	139
Family Dollar Stores, Inc.	10,975	295
Foot Locker, Inc.	16,595	243
GameStop Corp., Class A *	7,040	193
Genuine Parts Co.	10,600	417
Group 1 Automotive, Inc.	4,335	44
J.C. Penney Co., Inc.	14,800	354
Kohl’s Corp. *	14,095	495
Liberty Media Corp. — Interactive Class A *	40,920	200
Limited Brands, Inc.	36,520	438
Lowe’s Cos., Inc.	64,755	1,405
Macy’s, Inc.	37,120	456
Nordstrom, Inc.	7,255	131
O’Reilly Automotive, Inc. *	7,730	210
Office Depot, Inc. *	41,250	148
OfficeMax, Inc.	12,055	97
Penske Automotive Group, Inc.	5,595	46
PetSmart, Inc.	5,140	101
RadioShack Corp.	10,080	128
Rent-A-Center, Inc. *	9,670	141
Ross Stores, Inc.	4,645	152
Saks, Inc. *	20,535	123
Sears Holdings Corp. *	8,121	469
Sonic Automotive, Inc., Class A	9,160	47
Staples, Inc.	25,100	488
Target Corp.	30,115	1,208
The Gap, Inc.	23,775	308
The Home Depot, Inc.	123,886	2,922
The Sherwin-Williams Co.	5,545	316
The Talbots, Inc.	1,635	16
The TJX Cos., Inc.	15,280	409
Ticketmaster Entertainment, Inc. *	5,649	55
8       See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Tiffany & Co.	3,535	97
Williams-Sonoma, Inc.	4,845	40
Zale Corp. *	4,745	81

		14,956

Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. *	54,130	189
Altera Corp.	6,150	107
Amkor Technology, Inc. *	12,980	53
Analog Devices, Inc.	7,965	170
Applied Materials, Inc.	24,485	316
Atmel Corp. *	15,690	65
Broadcom Corp., Class A *	11,745	201
Fairchild Semiconductor International, Inc. *	4,660	26
Integrated Device Technology, Inc. *	9,495	60
Intel Corp.	175,320	2,805
International Rectifier Corp. *	3,825	59
Intersil Corp., Class A	2,835	39
KLA-Tencor Corp.	8,430	196
Linear Technology Corp.	4,555	103
LSI Corp. *	23,040	89
Marvell Technology Group Ltd. *	10,430	73
Microchip Technology, Inc.	4,480	110
Micron Technology, Inc. *	62,875	296
National Semiconductor Corp.	8,050	106
NVIDIA Corp. *	7,217	63
Spansion, Inc., Class A *	49,331	31
Teradyne, Inc. *	4,550	23
Texas Instruments, Inc.	28,110	550
Xilinx, Inc.	5,960	110

		5,840

Software & Services 3.9%
Accenture Ltd., Class A	15,795	522
Activision Blizzard, Inc. *	9,100	113
Adobe Systems, Inc. *	7,440	198
Affiliated Computer Services, Inc., Class A *	5,855	240
Alliance Data Systems Corp. *	2,280	114
Amdocs Ltd. *	5,700	129
Automatic Data Processing, Inc.	17,200	601
BMC Software, Inc. *	3,040	79
Broadridge Financial Solutions, Inc.	3,737	45
CA, Inc.	9,105	162
CACI International, Inc., Class A *	1,700	70
Cadence Design Systems, Inc. *	8,175	33
Citrix Systems, Inc. *	2,730	70
Computer Sciences Corp. *	13,645	412
Compuware Corp. *	15,520	99
Convergys Corp. *	10,165	78
eBay, Inc. *	17,875	273
Electronic Arts, Inc. *	6,150	140
Fidelity National Information Services, Inc.	6,120	92
Fiserv, Inc. *	5,050	168
Google, Inc., Class A *	1,406	505
Hewitt Associates, Inc., Class A *	3,150	88
IAC/InterActiveCorp *	14,122	237
Intuit, Inc. *	6,855	172
Lender Processing Services, Inc.	3,060	71
MasterCard, Inc., Class A	868	128
McAfee, Inc. *	2,935	96
Metavante Technologies, Inc. *	5,495	92
Microsoft Corp.	330,985	7,391
Oracle Corp. *	80,080	1,465
Paychex, Inc.	8,160	233
Perot Systems Corp., Class A *	4,455	64
SAIC, Inc. *	14,500	268
Symantec Corp. *	31,345	394
VeriSign, Inc. *	6,660	141
Western Union Co.	7,710	118
Yahoo!, Inc. *	14,355	184

		15,285
Technology Hardware & Equipment 4.4%
Agilent Technologies, Inc. *	6,805	151
Amphenol Corp., Class A	3,300	95
Anixter International, Inc. *	620	21
Apple, Inc. *	8,765	943
Arrow Electronics, Inc. *	10,895	190
Avnet, Inc. *	13,480	226
AVX Corp.	3,080	28
Benchmark Electronics, Inc. *	5,140	62
Cisco Systems, Inc. *	106,205	1,887
Corning, Inc.	18,260	198
Dell, Inc. *	73,950	898
Diebold, Inc.	5,130	152
EMC Corp. *	44,770	527
Flextronics International Ltd. *	61,842	258
Harris Corp.	2,725	98
Hewlett-Packard Co.	69,805	2,672
Ingram Micro, Inc., Class A *	34,765	463
International Business Machines Corp.	38,795	3,607
Jabil Circuit, Inc.	17,795	150
Juniper Networks, Inc. *	9,770	183
Lexmark International, Inc., Class A *	7,045	182
Mettler-Toledo International, Inc. *	300	23
Molex, Inc.	2,930	42
Molex, Inc., Class A	2,930	38
Motorola, Inc.	154,000	827
NCR Corp. *	11,065	202
See financial notes.      9

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
NetApp, Inc. *	5,230	71
QUALCOMM, Inc.	25,185	964
SanDisk Corp. *	11,945	106
Sanmina-SCI Corp. *	184,395	138
Seagate Technology	19,635	133
Sun Microsystems, Inc. *	30,953	142
SYNNEX Corp. *	770	12
Tech Data Corp. *	14,440	310
Tellabs, Inc. *	18,760	79
Tyco Electronics Ltd.	20,535	399
Vishay Intertechnology, Inc. *	19,940	86
Western Digital Corp. *	7,860	130
Xerox Corp.	54,330	436

		17,129

Telecommunication Services 4.0%
American Tower Corp., Class A *	5,665	183
AT&T, Inc.	231,975	6,210
CenturyTel, Inc.	6,765	170
Embarq Corp.	9,040	271
Frontier Communications Corp.	33,560	255
Level 3 Communications, Inc. *	68,000	72
NII Holdings, Inc. *	3,370	87
Qwest Communications International, Inc.	127,280	364
Sprint Nextel Corp.	404,540	1,266
Telephone & Data Systems, Inc., Special Shares	2,330	64
United States Cellular Corp. *	4,135	159
Verizon Communications, Inc.	211,970	6,289
Windstream Corp.	10,300	77

		15,467

Transportation 2.4%
Alaska Air Group, Inc. *	2,725	67
Alexander & Baldwin, Inc.	2,820	90
AMERCO *	2,420	109
AMR Corp. *	36,120	369
Avis Budget Group, Inc. *	31,490	52
Burlington Northern Santa Fe Corp.	10,920	973
C.H. Robinson Worldwide, Inc.	3,180	165
Con-way, Inc.	3,030	103
Continental Airlines, Inc., Class B *	14,870	281
CSX Corp.	12,270	561
Expeditors International of Washington, Inc.	3,325	109
FedEx Corp.	14,062	919
Hertz Global Holdings, Inc. *	48,500	349
J.B. Hunt Transport Services, Inc.	2,845	81
JetBlue Airways Corp. *	23,500	130
Kansas City Southern *	2,830	87
Norfolk Southern Corp.	13,450	806
Ryder System, Inc.	3,710	147
Southwest Airlines Co.	29,575	348
UAL Corp.	18,400	268
Union Pacific Corp.	16,516	1,103
United Parcel Service, Inc., Class B	35,480	1,873
US Airways Group, Inc. *	4,900	50
Werner Enterprises, Inc.	3,940	77
YRC Worldwide, Inc. *	18,455	84

		9,201
Utilities 6.4%
AGL Resources, Inc.	4,640	141
Allegheny Energy, Inc.	3,255	98
ALLETE, Inc.	2,330	82
Alliant Energy Corp.	7,475	220
Ameren Corp.	18,150	589
American Electric Power Co., Inc.	30,955	1,010
Aqua America, Inc.	4,200	76
Atmos Energy Corp.	8,360	203
Avista Corp.	4,250	84
Black Hills Corp.	2,825	71
CenterPoint Energy, Inc.	33,410	385
Cleco Corp.	3,635	84
CMS Energy Corp.	21,210	217
Consolidated Edison, Inc.	21,905	949
Constellation Energy Group, Inc.	7,080	171
Dominion Resources, Inc.	38,590	1,400
DPL, Inc.	4,020	92
DTE Energy Co.	15,465	546
Duke Energy Corp.	124,825	2,045
Edison International	16,410	584
Energen Corp.	2,120	71
Entergy Corp.	8,517	665
Equitable Resources, Inc.	2,180	76
Exelon Corp.	21,355	1,158
FirstEnergy Corp.	17,690	923
FPL Group, Inc.	16,780	793
Great Plains Energy, Inc.	9,670	188
Hawaiian Electric Industries, Inc.	8,770	233
IDACORP, Inc.	2,240	60
Integrys Energy Group, Inc.	4,935	235
MDU Resources Group, Inc.	8,680	158
Mirant Corp. *	4,345	76
National Fuel Gas Co.	4,445	161
New Jersey Resources Corp.	3,380	126
Nicor, Inc.	4,340	201
NiSource, Inc.	33,775	438
Northeast Utilities	11,215	253
NRG Energy, Inc. *	8,060	187
NSTAR	7,880	260
OGE Energy Corp.	7,165	196
10     See financial notes.

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
ONEOK, Inc.	7,170	229
Pepco Holdings, Inc.	16,465	340
PG&E Corp.	26,115	958
Piedmont Natural Gas Co., Inc.	3,550	117
Pinnacle West Capital Corp.	9,185	291
PNM Resources, Inc.	10,545	103
Portland General Electric Co.	5,045	103
PPL Corp.	13,355	438
Progress Energy, Inc.	22,625	891
Public Service Enterprise Group, Inc.	22,780	641
Puget Energy, Inc.	9,100	213
Questar Corp.	3,650	126
Reliant Energy, Inc. *	19,620	103
SCANA Corp.	8,685	286
Sempra Energy	11,915	507
Sierra Pacific Resources	13,500	112
Southern Co.	47,195	1,621
Southwest Gas Corp.	2,425	63
TECO Energy, Inc.	18,225	210
The AES Corp. *	44,070	351
UGI Corp.	8,020	191
Unisource Energy Corp.	3,500	96
Vectren Corp.	5,165	130
Westar Energy, Inc.	4,370	85
WGL Holdings, Inc.	4,245	137
Wisconsin Energy Corp.	8,170	355
Xcel Energy, Inc.	36,780	641

		24,843

Total Common Stock (Cost $585,791)		385,568

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Capital Goods 0.0%
Foster Wheeler Ltd. *	2,070	57

Insurance 0.1%
Platinum Underwriters Holdings, Ltd.	2,100	67

		124
Israel 0.0%

Software & Services 0.0%
Check Point Software Technologies Ltd. *	4,855	98
United Kingdom 0.0%

Insurance 0.0%

Willis Group Holdings Ltd.	4,045	106

Total Foreign Common Stock (Cost $459)		328

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bill
0.03%, 12/18/08 (a)	1,155	1,155
0.41%, 12/18/08 (a)	195	195
1.02%, 12/18/08 (a)	3	3

Total Short-Term Investment (Cost $1,353)		1,353

End of Investments.
(All dollar amounts are x 1,000)
At 10/31/08, the tax basis cost of the fund’s investments was $593,867 and the unrealized appreciation and depreciation were $4,057 and ($210,675), respectively, with a net depreciation of ($206,618).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
REIT – Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long expires 12/19/08	20	967	62
See financial notes.       11

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.1%	Common Stock	210,070	165,313
2.3%	Foreign Common Stock	5,872	4,041
—%	Preferred Stock	42	17
—%	Rights	3	4
2.0%	Short-Term Investments	3,490	3,490

98.4%	Total Investments	219,477	172,865
1.6%	Other Assets and Liabilities, Net		2,845

100.0%	Net Assets		175,710

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 94.1% of net assets

Automobiles & Components 0.6%
ATC Technology Corp. *	6,785	149
Dorman Products, Inc. *	3,400	38
Drew Industries, Inc. *	8,315	101
Gentex Corp.	21,670	208
Hayes Lemmerz International, Inc. *	58,800	78
Modine Manufacturing Co.	25,815	191
Standard Motor Products, Inc.	13,100	55
Stoneridge, Inc. *	5,600	32
Superior Industries International, Inc.	14,260	204
Winnebago Industries, Inc.	7,665	45

		1,101

Banks 11.8%
1st Source Corp.	5,940	127
AMCORE Financial, Inc.	4,181	19
Ameris Bancorp	2,100	23
Anchor BanCorp Wisconsin, Inc.	3,545	20
Arrow Financial Corp.	3,421	89
BancFirst Corp.	2,975	150
Bank Mutual Corp.	4,660	54
Bank of the Ozarks, Inc.	4,860	148
BankAtlantic Bancorp, Inc., Class A	3,400	21
BankFinancial Corp.	2,300	28
BankUnited Financial Corp., Class A	18,760	9
Banner Corp.	1,960	25
Beneficial Mutual Bancorp, Inc. *	12,100	143
Berkshire Hills Bancorp, Inc.	5,000	130
Boston Private Financial Holdings, Inc.	20,040	177
Brookline Bancorp, Inc.	23,810	279
Cadence Financial Corp.	2,100	16
Camden National Corp.	745	22
Capital City Bank Group, Inc.	4,895	137
Capitol Bancorp Ltd.	1,980	20
Capitol Federal Financial	3,080	143
Cascade Bancorp	3,855	37
Cathay General Bancorp	12,400	304
Central Pacific Financial Corp.	11,045	172
Chemical Financial Corp.	10,130	266
City Bank	6,780	70
City Holding Co.	3,890	163
Columbia Banking System, Inc.	1,555	25
Community Bank System, Inc.	8,950	223
Community Trust Bancorp, Inc.	4,795	160
Corus Bankshares, Inc.	10,625	23
CVB Financial Corp.	23,280	295
Dime Community Bancshares	9,850	164
East West Bancorp, Inc.	15,565	270
F.N.B. Corp.	34,403	451
Farmers Capital Bank Corp.	2,670	53
Federal Agricultural Mortgage Corp., Class C	1,400	8
Fifth Third Bancorp	118	1
Financial Institutions, Inc.	1,400	23
First Bancorp	8,805	154
First BanCorp Puerto Rico	39,930	408
First Busey Corp.	7,515	140
First Citizens BancShares, Inc., Class A	2,158	330
First Commonwealth Financial Corp.	28,190	312
First Community Bancshares, Inc.	3,175	99
First Financial Bancorp	12,790	172
First Financial Bankshares, Inc.	4,205	228
First Financial Corp.	3,100	131
First Financial Holdings, Inc.	4,785	104
First Merchants Corp.	5,465	120
First Midwest Bancorp, Inc.	14,155	314
First Niagara Financial Group, Inc.	34,955	551
First Place Financial Corp.	3,600	25
First State Bancorp	2,900	11
FirstFed Financial Corp. *	3,515	31
Flushing Financial Corp.	4,135	64
See financial notes.      1

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Franklin Bank Corp. *	1,400	—
Frontier Financial Corp.	12,055	80
Glacier Bancorp, Inc.	10,480	211
Great Southern Bancorp, Inc.	3,070	33
Greene Bancshares, Inc.	1,800	36
Guaranty Bancorp *	22,530	96
Hancock Holding Co.	6,230	275
Hanmi Financial Corp.	5,870	23
Harleysville National Corp.	11,025	153
Heartland Financial USA, Inc.	3,600	85
IBERIABANK Corp.	3,550	181
Imperial Capital Bancorp, Inc.	1,400	7
Independent Bank Corp., Massachusetts	7,095	204
Independent Bank Corp., Michigan	5,760	21
Integra Bank Corp.	5,645	34
International Bancshares Corp.	13,612	354
Investors Bancorp, Inc. *	10,065	145
Irwin Financial Corp.	7,675	17
Kearny Financial Corp.	10,035	116
Lakeland Bancorp, Inc.	4,937	54
Macatawa Bank Corp.	3,000	15
MainSource Financial Group, Inc.	6,500	116
MB Financial, Inc.	8,745	260
MBT Financial Corp.	4,068	18
Midwest Banc Holdings, Inc.	8,220	25
Nara Bancorp, Inc.	6,080	67
NASB Financial, Inc.	1,003	30
National Penn Bancshares, Inc.	14,323	243
NBT Bancorp, Inc.	10,655	297
NewAlliance Bancshares, Inc.	23,375	323
Northwest Bancorp, Inc.	5,080	135
OceanFirst Financial Corp.	3,700	61
Ocwen Financial Corp. *	29,405	197
Old National Bancorp	26,125	495
Old Second Bancorp, Inc.	3,375	46
Oriental Financial Group, Inc.	8,355	136
Oritani Financial Corp. *	8,500	145
Pacific Capital Bancorp	15,570	306
PacWest Bancorp	9,180	229
Park National Corp.	5,910	430
Peoples Bancorp, Inc.	1,475	28
PrivateBancorp, Inc.	3,355	121
Prosperity Bancshares, Inc.	4,800	159
Provident Bankshares Corp.	23,630	252
Provident Financial Services, Inc.	19,190	281
Provident New York Bancorp	14,085	170
Renasant Corp.	7,200	151
Republic Bancorp, Inc., Class A	5,800	134
Royal Bancshares of Pennsylvania, Inc., Class A	2,300	12
S&T Bancorp, Inc.	8,090	276
S.Y. Bancorp, Inc.	4,765	131
Sandy Spring Bancorp, Inc.	7,295	157
Santander BanCorp	11,960	113
SCBT Financial Corp.	4,000	136
Seacoast Banking Corp. of Florida	3,590	32
Security Bank Corp.	4,400	9
Signature Bank *	4,590	150
Simmons First National Corp., Class A	6,000	186
Southwest Bancorp, Inc.	2,000	29
StellarOne Corp.	7,542	128
Sterling Bancorp	9,645	151
Sterling Bancshares, Inc.	15,525	124
Sterling Financial Corp., Washington	13,540	115
Suffolk Bancorp	3,965	129
Sun Bancorp, Inc. *	2,673	27
Susquehanna Bancshares, Inc.	19,054	295
SVB Financial Group *	4,935	254
Texas Capital Bancshares, Inc. *	5,700	102
TierOne Corp.	2,785	15
Tompkins Financial Corp.	3,065	150
Triad Guaranty, Inc. *	6,705	7
TriCo Bancshares	6,800	146
TrustCo Bank Corp. NY	29,270	356
UCBH Holdings, Inc.	21,900	116
UMB Financial Corp.	5,401	245
Umpqua Holdings Corp.	18,990	323
Union Bankshares Corp.	4,300	102
United Bankshares, Inc.	13,395	427
United Community Banks, Inc.	13,180	173
United Community Financial Corp.	8,834	41
Univest Corp. of Pennsylvania	4,000	124
Washington Trust Bancorp, Inc.	3,085	66
Waterstone Financial, Inc. *	3,716	31
WesBanco, Inc.	7,870	214
West Bancorp	2,700	34
West Coast Bancorp	3,265	28
Westamerica Bancorp.	5,970	342
Western Alliance Bancorp *	13,665	202
Wintrust Financial Corp.	5,900	151
WSFS Financial Corp.	2,635	126

		20,652

Capital Goods 9.9%
A.O. Smith Corp.	7,560	239
AAR CORP. *	11,140	178
Aceto Corp.	5,000	42
Actuant Corp., Class A	8,720	156
Alamo Group, Inc.	2,000	25
Albany International Corp., Class A	7,630	111
Altra Holdings, Inc. *	2,700	24
2      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
American Railcar Industries, Inc.	9,050	101
American Woodmark Corp.	5,595	104
Ameron International Corp.	2,960	139
Ampco-Pittsburgh Corp.	5,100	121
Apogee Enterprises, Inc.	13,195	130
Applied Industrial Technologies, Inc.	10,920	220
Argon ST, Inc. *	2,465	51
Astec Industries, Inc. *	5,990	152
Baldor Electric Co.	7,270	128
Barnes Group, Inc.	9,325	135
BE Aerospace, Inc. *	13,945	179
Beacon Roofing Supply, Inc. *	26,330	360
Belden, Inc.	7,260	151
Blount International, Inc. *	11,005	96
Brady Corp., Class A	11,315	351
Bucyrus International, Inc.	4,110	99
Builders FirstSource, Inc. *	8,855	34
C&D Technologies, Inc. *	7,000	24
Cascade Corp.	3,755	124
Ceradyne, Inc. *	4,850	114
Chart Industries, Inc. *	2,600	35
CIRCOR International, Inc.	3,590	110
CLARCOR, Inc.	7,025	249
Columbus McKinnon Corp. *	2,100	29
Commercial Vehicle Group, Inc. *	9,300	12
Cubic Corp.	4,590	102
Curtiss-Wright Corp.	6,805	251
Donaldson Co., Inc.	9,475	333
Ducommun, Inc.	1,400	28
Dycom Industries, Inc. *	22,210	197
DynCorp International, Inc., Class A *	10,585	140
Encore Wire Corp.	8,440	162
Energy Conversion Devices, Inc. *	4,130	141
EnerSys *	13,975	185
EnPro Industries, Inc. *	7,490	166
ESCO Technologies, Inc. *	5,100	176
Esterline Technologies Corp. *	5,070	183
Federal Signal Corp.	22,500	191
First Solar, Inc. *	800	115
Franklin Electric Co., Inc.	4,880	206
FreightCar America, Inc.	1,235	32
Gardner Denver, Inc. *	9,095	233
General Cable Corp. *	5,155	88
Gibraltar Industries, Inc.	15,455	205
Graco, Inc.	10,740	266
GrafTech International Ltd. *	11,310	92
Great Lakes Dredge & Dock Co.	8,000	36
Griffon Corp. *	45,368	383
H&E Equipment Services, Inc. *	2,620	15
HEICO Corp.	1,100	42
HEICO Corp., Class A	4,745	133
Herley Industries, Inc. *	3,300	44
Hexcel Corp. *	13,105	173
Huttig Building Products, Inc. *	7,100	8
IDEX Corp.	9,742	226
II-VI, Inc. *	1,765	50
Insituform Technologies, Inc., Class A *	14,975	201
Insteel Industries, Inc.	4,000	41
Integrated Electrical Services, Inc. *	11,600	142
Interline Brands, Inc. *	12,560	134
Kadant, Inc. *	3,100	51
Kaman Corp.	7,520	192
Kaydon Corp.	4,115	137
Ladish Co., Inc. *	1,500	26
Lawson Products, Inc.	1,380	41
Layne Christensen Co. *	5,100	134
LSI Industries, Inc.	2,800	22
Lydall, Inc. *	4,000	27
MasTec, Inc. *	14,410	126
Michael Baker Corp. *	2,700	64
Moog, Inc., Class A *	9,615	338
NCI Building Systems, Inc. *	9,545	178
NN, Inc.	4,000	29
Nordson Corp.	3,955	146
Northwest Pipe Co. *	1,600	46
Orbital Sciences Corp. *	8,555	175
Otter Tail Corp.	11,380	267
Perini Corp. *	10,280	196
Pike Electric Corp. *	4,720	41
Polypore International, Inc. *	6,600	56
Powell Industries, Inc. *	1,270	23
Quanex Building Products Corp.	7,550	69
Quanta Services, Inc. *	17,391	344
Raven Industries, Inc.	4,265	137
RBC Bearings, Inc. *	2,100	50
Regal-Beloit Corp.	8,065	263
Robbins & Myers, Inc.	6,600	135
RSC Holdings, Inc. *	27,200	200
Rush Enterprises, Inc., Class A *	14,200	133
Rush Enterprises, Inc., Class B *	2,400	26
Sauer-Danfoss, Inc.	3,440	35
Simpson Manufacturing Co., Inc.	7,685	177
Standex International Corp.	7,250	187
Stanley, Inc. *	4,400	151
SunPower Corp., Class A *	2,100	82
SunPower Corp., Class B *	4,769	141
TAL International Group, Inc.	7,690	127
Tecumseh Products Co., Class A *	12,570	233
Tecumseh Products Co., Class B *	2,500	41
Teledyne Technologies, Inc. *	6,070	277
See financial notes.      3

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Tennant Co.	5,210	131
The Gorman-Rupp Co.	1,500	47
The Greenbrier Cos., Inc.	9,820	81
The Manitowoc Co., Inc.	9,930	98
The Middleby Corp. *	2,948	119
The Toro Co.	6,370	214
Thermadyne Holdings Corp. *	13,600	123
Titan International, Inc.	7,575	88
TransDigm Group, Inc. *	4,980	150
Tredegar Corp.	11,475	169
Trex Co., Inc. *	3,000	49
TriMas Corp. *	6,800	27
Triumph Group, Inc.	4,730	207
Universal Forest Products, Inc.	8,970	212
Valmont Industries, Inc.	2,110	116
Wabash National Corp.	28,245	171
Wabtec Corp.	5,660	225
Watsco, Inc.	7,545	310
Watts Water Technologies, Inc., Class A	9,175	242
Woodward Governor Co.	8,200	263
Xerium Technologies, Inc.	13,455	52

		17,360

Commercial & Professional Supplies 4.7%
ABM Industries, Inc.	14,810	242
Acco Brands Corp. *	23,170	65
Administaff, Inc.	8,460	169
American Reprographics Co. *	7,410	79
AMREP Corp. *	1,000	30
Bowne & Co., Inc.	6,850	53
Casella Waste Systems, Inc., Class A *	11,000	56
CBIZ, Inc. *	8,995	73
CDI Corp.	5,320	69
Cenveo, Inc. *	9,875	48
Clean Harbors, Inc. *	2,865	188
Comfort Systems USA, Inc.	10,200	95
Consolidated Graphics, Inc. *	6,980	91
Copart, Inc. *	5,765	201
Cornell Cos., Inc. *	4,800	109
CoStar Group, Inc. *	1,640	59
Courier Corp.	1,255	22
CRA International, Inc. *	1,945	53
EnergySolutions	15,600	70
Ennis, Inc.	9,740	115
First Advantage Corp., Class A *	9,700	106
FTI Consulting, Inc. *	3,865	225
G & K Services, Inc., Class A	4,950	112
Healthcare Services Group, Inc.	8,470	140
Heidrick & Struggles International, Inc.	5,170	125
Herman Miller, Inc.	9,330	205
Hudson Highland Group, Inc. *	21,985	115
ICT Group, Inc. *	4,000	21
Interface, Inc., Class A	16,925	119
Kforce, Inc. *	15,700	124
Kimball International, Inc., Class B	26,525	198
Knoll, Inc.	14,100	204
Korn/Ferry International *	9,830	137
LECG Corp. *	3,655	18
M&F Worldwide Corp. *	5,000	115
McGrath Rentcorp	6,125	139
Mine Safety Appliances Co.	5,185	140
Mobile Mini, Inc. *	11,625	195
Monster Worldwide, Inc. *	14,120	201
MPS Group, Inc. *	30,445	237
Navigant Consulting, Inc. *	11,725	190
Resources Connection, Inc. *	9,800	170
Rollins, Inc.	8,415	148
Schawk, Inc.	2,660	35
School Specialty, Inc. *	8,000	168
Spherion Corp. *	27,890	89
Standard Parking Corp. *	1,600	34
Stericycle, Inc. *	5,290	309
Sykes Enterprises, Inc. *	8,030	128
Tetra Tech, Inc. *	15,055	331
The Advisory Board Co. *	4,630	114
The Corporate Executive Board Co.	3,150	94
The Dun & Bradstreet Corp.	4,020	296
The Geo Group, Inc. *	3,590	63
The Standard Register Co.	19,150	156
TrueBlue, Inc. *	17,430	145
Viad Corp.	8,065	176
Volt Information Sciences, Inc. *	8,650	66
Waste Connections, Inc. *	13,630	461
Waste Services, Inc. *	4,500	27
Watson Wyatt Worldwide, Inc., Class A	5,495	233

		8,196

Consumer Durables & Apparel 3.1%
Arctic Cat, Inc.	17,300	131
Bassett Furniture Industries, Inc.	4,900	22
Blyth, Inc.	11,490	99
California Coastal Communities, Inc. *	10,575	13
Callaway Golf Co.	15,855	166
Carter’s, Inc. *	8,525	181
Champion Enterprises, Inc. *	13,605	25
Cherokee, Inc.	1,000	21
Columbia Sportswear Co.	2,880	106
Crocs, Inc. *	2,460	6
CSS Industries, Inc.	6,095	135
Deckers Outdoor Corp. *	1,630	138
4      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Ethan Allen Interiors, Inc.	12,885	231
Fossil, Inc. *	6,805	123
G-III Apparel Group Ltd. *	2,900	40
Hooker Furniture Corp.	1,500	14
Iconix Brand Group, Inc. *	11,800	128
JAKKS Pacific, Inc. *	7,625	171
K-Swiss, Inc., Class A	9,830	149
Kenneth Cole Productions, Inc., Class A	3,840	51
La-Z-Boy, Inc.	44,000	254
Leapfrog Enterprises, Inc. *	25,735	174
Libbey, Inc.	2,500	9
M/I Homes, Inc.	12,100	165
Maidenform Brands, Inc. *	2,300	25
Marine Products Corp.	3,180	20
Movado Group, Inc.	6,100	93
National Presto Industries, Inc.	1,245	82
Nautilus, Inc. *	23,375	57
Oxford Industries, Inc.	9,710	131
Palm Harbor Homes, Inc. *	24,900	214
Perry Ellis International, Inc. *	4,700	46
Phillips-Van Heusen Corp.	9,470	232
Pool Corp.	13,380	233
RC2 Corp. *	8,720	111
Russ Berrie & Co., Inc. *	7,055	19
Sealy Corp.	5,130	17
Skechers U.S.A., Inc., Class A *	11,685	159
Skyline Corp.	2,085	45
Steinway Musical Instruments, Inc. *	1,700	38
Steven Madden Ltd. *	5,175	113
Sturm, Ruger & Co., Inc. *	4,300	31
Tempur-Pedic International, Inc.	15,515	121
The Warnaco Group, Inc. *	9,260	276
Under Armour, Inc., Class A *	4,735	123
Unifi, Inc. *	52,600	252
UniFirst Corp.	5,125	167
Velcro Industries N.V.	600	12
Weyco Group, Inc.	4,600	128
Wolverine World Wide, Inc.	8,950	210

		5,507

Consumer Services 4.1%
AFC Enterprises, Inc. *	26,100	127
Ameristar Casinos, Inc.	13,935	128
Bally Technologies, Inc. *	6,425	142
Benihana, Inc., Class A *	800	2
Bluegreen Corp. *	8,870	43
Bob Evans Farms, Inc.	10,865	227
California Pizza Kitchen, Inc. *	3,700	36
CBRL Group, Inc.	10,220	204
CEC Entertainment, Inc. *	6,980	179
Chipotle Mexican Grill, Inc., Class A *	1,060	54
Chipotle Mexican Grill, Inc., Class B *	3,100	133
Choice Hotels International, Inc.	5,490	150
Churchill Downs, Inc.	3,595	137
CKE Restaurants, Inc.	21,565	183
Coinstar, Inc. *	5,125	123
Corinthian Colleges, Inc. *	30,765	439
Denny’s Corp. *	20,300	36
DeVry, Inc.	5,085	288
DineEquity, Inc.	2,190	39
Domino’s Pizza, Inc. *	15,215	90
Dover Downs Gaming & Entertainment, Inc.	3,900	20
Gaylord Entertainment Co. *	9,040	194
Great Wolf Resorts, Inc. *	5,700	11
International Speedway Corp., Class A	8,290	260
Isle of Capri Casinos, Inc. *	11,275	57
ITT Educational Services, Inc. *	3,355	294
Jackson Hewitt Tax Service, Inc.	5,205	72
Krispy Kreme Doughnuts, Inc. *	18,675	52
Landry’s Restaurants, Inc.	9,740	122
LIFE TIME FITNESS, Inc. *	5,285	101
Lincoln Educational Services *	3,500	51
Lodgian, Inc. *	5,400	28
Luby’s, Inc. *	4,700	23
Matthews International Corp., Class A	4,215	188
McCormick & Schmick’s Seafood Restaurants, Inc. *	2,100	10
Morgans Hotel Group *	5,100	24
MTR Gaming Group, Inc. *	7,005	19
Multimedia Games, Inc. *	3,280	10
O’Charley’s, Inc.	13,975	105
P.F. Chang’s China Bistro, Inc. *	4,505	92
Panera Bread Co., Class A *	4,775	215
Papa John’s International, Inc. *	5,710	129
Pinnacle Entertainment, Inc. *	17,585	98
Pre-Paid Legal Services, Inc. *	760	30
Red Lion Hotels Corp. *	5,000	14
Red Robin Gourmet Burgers, Inc. *	2,580	39
Ruby Tuesday, Inc. *	42,970	104
Scientific Games Corp., Class A *	10,730	193
Sonic Corp. *	8,000	86
Sotheby’s	3,600	33
Speedway Motorsports, Inc.	7,415	118
Steiner Leisure Ltd. *	1,260	33
Stewart Enterprises, Inc., Class A	29,360	152
Strayer Education, Inc.	647	146
Texas Roadhouse, Inc., Class A *	17,510	123
See financial notes.      5

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
The Cheesecake Factory, Inc. *	14,135	124
The Marcus Corp.	12,230	172
The Steak n Shake Co. *	15,470	80
Tim Hortons, Inc.	10,630	268
Trump Entertainment Resorts, Inc. *	36,108	24
Universal Technical Institute, Inc. *	3,780	62
Vail Resorts, Inc. *	5,460	182
Weight Watchers International, Inc.	3,180	99
WMS Industries, Inc. *	5,792	145
Wynn Resorts Ltd.	2,085	126

		7,288

Diversified Financials 3.2%
Advance America Cash Advance Centers, Inc.	14,115	38
Advanta Corp., Class A	352	1
Advanta Corp., Class B	17,042	77
Affiliated Managers Group, Inc. *	5,219	242
Ares Capital Corp.	21,895	172
Asset Acceptance Capital Corp. *	12,860	104
ASTA Funding, Inc.	2,000	7
BGC Partners, Inc., Class A	7,720	32
BlackRock Kelso Capital Corp.	6,000	63
Calamos Asset Management, Inc., Class A	5,075	42
Capital Southwest Corp.	1,166	119
Cash America International, Inc.	4,805	170
Cohen & Steers, Inc.	5,440	99
Compass Diversified Holdings	10,500	128
Cowen Group, Inc. *	4,700	33
Credit Acceptance Corp. *	2,675	41
Deerfield Capital Corp.	694	2
Dollar Financial Corp. *	2,565	30
Eaton Vance Corp.	12,015	264
Encore Capital Group, Inc. *	16,255	152
Evercore Partners, Inc., Class A	1,900	23
EZCORP, Inc., Class A *	8,100	128
FBR Capital Markets Corp. *	5,300	29
FCStone Group, Inc. *	1,300	8
Financial Federal Corp.	5,810	134
First Cash Financial Services, Inc. *	7,990	123
GAMCO Investors, Inc., Class A	3,035	116
GFI Group, Inc.	7,720	25
Gladstone Capital Corp.	3,100	37
Greenhill & Co., Inc.	1,835	121
IntercontinentalExchange, Inc. *	1,725	148
Invesco Ltd.	6,867	102
Investment Technology Group, Inc. *	5,055	103
KBW, Inc. *	3,500	102
Knight Capital Group, Inc., Class A *	18,845	272
LaBranche & Co., Inc. *	38,475	240
MCG Capital Corp.	17,205	14
MSCI, Inc., Class A *	12,100	209
NewStar Financial, Inc. *	10,000	54
optionsXpress Holdings, Inc.	8,010	142
Penson Worldwide, Inc. *	4,000	29
PICO Holdings, Inc. *	4,145	104
Piper Jaffray Cos., Inc. *	8,005	316
Portfolio Recovery Associates, Inc. *	3,645	131
Prospect Capital Corp.	2,300	29
Rewards Network, Inc. *	7,355	28
SEI Investments Co.	10,890	193
Stifel Financial Corp. *	2,550	111
SWS Group, Inc.	13,120	243
The First Marblehead Corp.	6,510	11
Thomas Weisel Partners Group, Inc. *	4,600	26
W.P. Carey & Co., LLC	9,325	214
Waddell & Reed Financial, Inc., Class A	10,800	157
World Acceptance Corp. *	6,560	121

		5,659

Energy 5.2%
Adams Resources & Energy, Inc.	2,900	54
Allis-Chalmers Energy, Inc. *	2,800	19
Alpha Natural Resources, Inc. *	7,145	256
Atlas America, Inc.	5,548	127
ATP Oil & Gas Corp. *	2,245	27
Atwood Oceanics, Inc. *	4,240	116
Aventine Renewable Energy Holdings, Inc. *	21,015	41
Basic Energy Services, Inc. *	9,045	124
Berry Petroleum Co., Class A	3,260	76
Bill Barrett Corp. *	5,280	108
Brigham Exploration Co. *	6,815	53
Bristow Group, Inc. *	6,285	156
Bronco Drilling Co., Inc. *	605	5
Cabot Oil & Gas Corp.	7,450	209
Cal Dive International, Inc. *	14,143	120
Callon Petroleum Co. *	2,800	29
CARBO Ceramics, Inc.	2,580	112
Carrizo Oil & Gas, Inc. *	4,955	116
Clayton Williams Energy, Inc. *	705	34
CNX Gas Corp. *	6,600	167
Complete Production Services, Inc. *	13,610	169
Comstock Resources, Inc. *	8,375	414
Continental Resources, Inc. *	4,900	159
6      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Copano Energy LLC	2,700	59
Crosstex Energy, Inc.	3,760	38
Delek US Holdings, Inc.	2,870	16
Delta Petroleum Corp. *	12,015	113
DHT Maritime, Inc.	7,300	38
Dresser-Rand Group, Inc. *	10,050	225
Dril-Quip, Inc. *	4,385	108
Edge Petroleum Corp. *	12,500	7
Encore Acquisition Co. *	6,705	209
Energy Partners Ltd. *	19,575	85
EXCO Resources, Inc. *	26,405	243
Global Industries Ltd. *	6,405	16
Grey Wolf, Inc. *	41,885	269
Gulf Island Fabrication, Inc.	1,100	22
GulfMark Offshore, Inc. *	2,285	84
Harvest Natural Resources, Inc. *	3,850	33
Hercules Offshore, Inc. *	15,316	112
Holly Corp.	5,170	101
Hornbeck Offshore Services, Inc. *	5,040	120
IHS, Inc., Class A *	1,610	57
International Coal Group, Inc. *	22,355	105
ION Geophysical Corp. *	15,505	102
James River Coal Co. *	8,200	158
Key Energy Services, Inc. *	26,300	163
Kinder Morgan Management L.L.C. *	7,984	399
Linn Energy L.L.C.	7,800	130
Lufkin Industries, Inc.	2,155	113
Mariner Energy, Inc. *	14,400	207
Matrix Service Co. *	2,500	31
NATCO Group, Inc., Class A *	4,700	99
Newpark Resources, Inc. *	33,940	195
Oceaneering International, Inc. *	5,500	155
Oil States International, Inc. *	5,910	137
Parker Drilling Co. *	34,250	175
Penn Virginia Corp.	5,240	195
Petroleum Development Corp. *	855	18
PetroQuest Energy, Inc. *	4,985	50
PHI, Inc. *	4,825	101
Pioneer Drilling Co. *	7,260	56
Quicksilver Resources, Inc. *	9,050	95
Range Resources Corp.	5,910	249
Rosetta Resources, Inc. *	15,230	161
RPC, Inc.	12,915	137
SandRidge Energy, Inc. *	8,000	86
St. Mary Land & Exploration Co.	8,500	212
Stone Energy Corp. *	330	10
Superior Energy Services, Inc. *	6,170	131
Superior Well Services, Inc. *	1,700	28
Swift Energy Co. *	7,405	237
TETRA Technologies, Inc. *	7,280	51
Trico Marine Services, Inc. *	900	8
Ultra Petroleum Corp. *	3,940	183
Venoco, Inc. *	3,000	13
VeraSun Energy Corp. *	9,421	4
W&T Offshore, Inc.	2,620	50
Walter Industries, Inc.	4,195	162
Western Refining, Inc.	3,335	22
Willbros Group, Inc. *	2,000	31

		9,105

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	700	105
Ingles Markets, Inc., Class A	10,900	204
PriceSmart, Inc.	9,900	148
Spartan Stores, Inc.	11,300	305
Susser Holdings Corp. *	2,400	37
The Andersons, Inc.	5,905	157
United Natural Foods, Inc. *	21,455	479
Village Super Market, Inc., Class A	3,501	172

		1,607

Food, Beverage & Tobacco 2.4%
Alliance One International, Inc. *	27,830	93
B&G Foods, Inc., Class A	4,200	16
Cal-Maine Foods, Inc.	5,000	147
Central European Distribution Corp. *	3,760	108
Coca-Cola Bottling Co. Consolidated	3,300	146
Darling International, Inc. *	14,900	112
Diamond Foods, Inc.	7,000	205
Farmer Brothers Co.	925	22
Flowers Foods, Inc.	15,937	473
Hansen Natural Corp. *	4,655	118
Imperial Sugar Co.	14,400	171
J & J Snack Foods Corp.	3,775	118
John B. Sanfilippo & Son, Inc. *	4,800	35
Lancaster Colony Corp.	7,465	235
Lance, Inc.	11,060	229
National Beverage Corp. *	4,500	41
Ralcorp Holdings, Inc. *	12,745	863
Reddy Ice Holdings, Inc.	1,910	5
Sanderson Farms, Inc.	4,700	147
Seneca Foods Corp., Class A *	1,600	26
The Boston Beer Co., Inc., Class A *	3,000	113
The Hain Celestial Group, Inc. *	9,090	211
Tootsie Roll Industries, Inc.	6,950	173
TreeHouse Foods, Inc. *	11,145	337
Vector Group Ltd.	9,580	163

		4,307
See financial notes.      7

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Health Care Equipment & Services 5.4%
Advanced Medical Optics, Inc. *	13,700	85
Air Methods Corp. *	1,000	17
Alliance Imaging, Inc. *	3,875	32
Allscripts Healthcare Solutions, Inc.	13,040	85
Amedisys, Inc. *	2,970	168
America Service Group, Inc. *	5,000	44
American Medical Systems Holdings, Inc. *	9,465	102
AMN Healthcare Services, Inc. *	10,665	96
AmSurg Corp. *	8,225	205
Analogic Corp.	3,165	140
AngioDynamics, Inc. *	3,500	44
ArthroCare Corp. *	2,260	47
Assisted Living Concepts, Inc., Class A *	8,100	40
BioScrip, Inc. *	7,800	23
Catalyst Health Solutions, Inc. *	5,500	93
Centene Corp. *	13,240	249
Chemed Corp.	3,395	149
CONMED Corp. *	7,735	203
CorVel Corp. *	465	12
Cross Country Healthcare, Inc. *	15,265	173
Datascope Corp.	2,705	136
Eclipsys Corp. *	3,080	46
Edwards Lifesciences Corp. *	8,410	444
Emergency Medical Services Corp., Class A *	14,800	486
Five Star Quality Care, Inc. *	6,000	12
Gen-Probe, Inc. *	3,895	183
Gentiva Health Services, Inc. *	13,225	359
Greatbatch, Inc. *	5,120	111
Haemonetics Corp. *	3,100	183
Hanger Orthopedic Group, Inc. *	13,200	220
HEALTHSOUTH Corp. *	14,300	179
Healthspring, Inc. *	11,850	196
HealthTronics, Inc. *	12,824	25
Healthways, Inc. *	2,660	27
Hologic, Inc. *	8,540	105
ICU Medical, Inc. *	650	21
IDEXX Laboratories, Inc. *	3,840	135
Immucor, Inc. *	5,200	138
Integra LifeSciences Holdings *	3,570	134
Intuitive Surgical, Inc. *	575	99
Invacare Corp.	10,065	183
inVentiv Health, Inc. *	1,990	19
Inverness Medical Innovations, Inc. *	6,980	134
Kinetic Concepts, Inc. *	5,370	130
Landauer, Inc.	1,850	100
LCA-Vision, Inc.	1,230	4
MedCath Corp. *	5,580	86
Mentor Corp.	7,190	122
Meridian Bioscience, Inc.	4,925	121
Merit Medical Systems, Inc. *	2,920	53
Molina Healthcare, Inc. *	4,905	109
MWI Veterinary Supply, Inc. *	2,800	97
National Healthcare Corp.	1,550	64
Odyssey HealthCare, Inc. *	4,300	41
Pediatrix Medical Group, Inc. *	4,555	176
PSS World Medical, Inc. *	14,870	270
Psychiatric Solutions, Inc. *	5,895	196
RehabCare Group, Inc. *	3,445	59
Res-Care, Inc. *	7,625	118
Sirona Dental Systems, Inc. *	7,090	113
Skilled Healthcare Group, Inc., Class A *	16,500	203
STERIS Corp.	11,410	388
Sun Healthcare Group, Inc. *	9,800	113
Sunrise Senior Living, Inc. *	5,645	17
SXC Health Solutions Corp. *	868	11
Symmetry Medical, Inc. *	2,570	33
The Cooper Cos., Inc.	9,285	153
Thoratec Corp. *	9,345	230
Triple-S Management Corp., Class B *	6,800	69
Universal American Financial Corp. *	9,995	88
VCA Antech, Inc. *	8,175	148
WellCare Health Plans, Inc. *	4,285	104
West Pharmaceutical Services, Inc.	5,120	204
Wright Medical Group, Inc. *	5,400	125
Zoll Medical Corp. *	5,575	134

		9,461

Household & Personal Products 0.9%
Bare Escentuals, Inc. *	4,935	21
Central Garden & Pet Co. *	26,500	90
Central Garden & Pet Co., Class A *	27,230	87
Chattem, Inc. *	1,655	125
Church & Dwight Co., Inc.	7,515	444
Elizabeth Arden, Inc. *	12,570	217
Herbalife Ltd.	3,205	78
Inter Parfums, Inc.	2,250	26
Nu Skin Enterprises, Inc., Class A	12,910	166
Prestige Brands Holdings, Inc. *	5,010	35
Spectrum Brands, Inc. *	15,615	9
USANA Health Sciences, Inc. *	3,230	123
WD-40 Co.	3,915	114

		1,535
8      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Insurance 3.0%
American Equity Investment Life Holding Co.	19,335	87
American Physicians Capital, Inc.	3,300	135
Amerisafe, Inc. *	5,300	91
AmTrust Financial Services, Inc.	12,800	126
Argo Group International Holdings Ltd. *	959	31
Baldwin & Lyons, Inc., Class B	2,350	43
Brown & Brown, Inc.	21,340	438
CNA Surety Corp. *	4,320	60
Crawford & Co., Class A *	14,105	109
Crawford & Co., Class B *	22,015	319
Delphi Financial Group, Inc., Class A	12,320	194
Donegal Group, Inc., Class A	4,800	79
Employers Holdings, Inc.	12,800	163
FBL Financial Group, Inc., Class A	7,800	136
First Acceptance Corp. *	11,499	35
First Mercury Financial Corp. *	3,000	32
FPIC Insurance Group, Inc. *	2,250	101
Harleysville Group, Inc.	7,835	247
Hilltop Holdings, Inc. *	14,390	135
Horace Mann Educators Corp.	13,870	110
Infinity Property & Casualty Corp.	4,845	193
Kansas City Life Insurance Co.	1,327	63
Meadowbrook Insurance Group, Inc.	7,500	40
National Financial Partners Corp.	11,125	74
National Western Life Insurance Co., Class A	1,164	220
PMA Capital Corp., Class A *	11,370	53
Presidential Life Corp.	12,445	117
ProAssurance Corp. *	6,645	365
RLI Corp.	4,410	253
Safety Insurance Group, Inc.	5,205	198
Seabright Insurance Holdings *	3,000	31
State Auto Financial Corp.	9,930	262
The Navigators Group, Inc. *	3,485	176
United America Indemnity Ltd., Class A *	8,290	99
United Fire & Casualty Co.	6,760	157
Zenith National Insurance Corp.	8,990	295

		5,267

Materials 4.2%
A. Schulman, Inc.	12,470	223
A.M. Castle & Co.	9,800	119
AEP Industries, Inc. *	1,400	27
AMCOL International Corp.	5,820	143
Arch Chemicals, Inc.	7,450	211
Brush Engineered Materials, Inc. *	2,100	26
Buckeye Technologies, Inc. *	8,680	51
Bway Holding Co. *	4,100	31
Calgon Carbon Corp. *	9,100	121
Caraustar Industries, Inc. *	20,704	7
Century Aluminum Co. *	7,115	89
CF Industries Holdings, Inc.	2,725	175
Cliffs Natural Resources, Inc.	7,240	195
Compass Minerals International, Inc.	1,830	101
Constar International, Inc. *	19,200	8
Deltic Timber Corp.	1,500	68
Eagle Materials, Inc.	9,490	168
Ferro Corp.	24,030	372
GenTek, Inc. *	14,470	260
Georgia Gulf Corp.	25,205	58
Glatfelter	17,145	177
H.B. Fuller Co.	11,780	208
Haynes International, Inc. *	4,100	104
Headwaters, Inc. *	31,220	331
Hecla Mining Co. *	3,365	8
Horsehead Holding Corp. *	3,100	11
Innophos Holdings, Inc.	7,500	201
Innospec, Inc.	4,680	41
Kaiser Aluminum Corp.	3,700	124
Koppers Holdings, Inc.	2,500	60
Mercer International, Inc. *	11,700	33
Minerals Technologies, Inc.	4,430	251
Myers Industries, Inc.	15,805	167
Neenah Paper, Inc.	8,515	77
NewMarket Corp.	2,335	88
NL Industries, Inc.	12,865	177
Olympic Steel, Inc.	1,600	37
OM Group, Inc. *	8,315	177
Penford Corp.	2,000	26
PolyOne Corp. *	51,205	243
Quaker Chemical Corp.	2,100	40
Rock-Tenn Co., Class A	10,015	305
Royal Gold, Inc.	2,330	67
RTI International Metals, Inc. *	8,240	130
Schnitzer Steel Industries, Inc., Class A	4,740	128
Schweitzer-Mauduit International, Inc.	7,210	121
Sensient Technologies Corp.	14,145	357
Spartech Corp.	23,785	151
Stepan Co.	2,265	81
Stillwater Mining Co. *	7,240	29
Terra Industries, Inc.	9,190	202
Texas Industries, Inc.	5,045	160
Titanium Metals Corp.	6,090	57
Tronox, Inc., Class A	11,005	2
Tronox, Inc., Class B	12,850	2
See financial notes.      9

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
U.S. Concrete, Inc. *	23,700	75
W.R. Grace & Co. *	16,665	150
Wausau Paper Corp.	29,310	271
Zoltek Cos., Inc. *	1,700	20

		7,342

Media 1.5%
Alloy, Inc. *	13,000	65
Arbitron, Inc.	3,360	109
Carmike Cinemas, Inc.	8,875	19
Cinemark Holdings, Inc.	8,500	70
CKX, Inc. *	6,835	30
Cox Radio, Inc., Class A *	24,495	134
CTC Media, Inc. *	9,300	69
Cumulus Media Inc., Class A *	9,485	10
DreamWorks Animation SKG, Inc., Class A *	7,945	223
Emmis Communications Corp., Class A *	33,189	22
Entravision Communications Corp., Class A *	30,255	57
GateHouse Media, Inc.	5,000	—
Harte-Hanks, Inc.	8,235	58
Interactive Data Corp.	4,885	115
John Wiley & Sons, Inc., Class A	9,015	314
Journal Communications, Inc., Class A	16,255	41
LIN TV Corp., Class A *	11,460	20
LodgeNet Interactive Corp. *	2,000	2
Marvel Entertainment, Inc. *	5,615	181
Media General, Inc., Class A	24,170	184
Mediacom Communications Corp., Class A *	54,440	242
Morningstar, Inc. *	2,335	87
Navarre Corp. *	56,003	52
Nexstar Broadcasting Group, Inc., Class A *	5,600	7
Playboy Enterprises, Inc., Class B *	3,900	10
Radio One, Inc., Class D *	80,630	6
RCN Corp. *	20,220	130
Saga Communications, Inc., Class A *	10,783	58
Salem Communications Corp., Class A *	8,790	9
Sinclair Broadcast Group, Inc., Class A	16,510	53
Spanish Broadcasting System, Inc., Class A *	30,600	7
Valassis Communications, Inc. *	23,585	105
Westwood One, Inc. *	35,720	10
World Wrestling Entertainment, Inc., Class A	14,500	206

		2,705

Pharmaceuticals & Biotechnology 2.3%
Affymetrix, Inc. *	3,890	14
Albany Molecular Research, Inc. *	4,000	51
Alpharma, Inc., Class A *	11,695	366
Bio-Rad Laboratories, Inc., Class A *	3,250	277
Bruker Corp. *	13,235	54
Cambrex Corp. *	5,880	26
Celera Corp. *	11,485	130
Dionex Corp. *	2,550	137
Endo Pharmaceuticals Holdings, Inc. *	13,910	257
ImClone Systems, Inc. *	3,760	259
K-V Pharmaceutical Co., Class A *	5,530	94
Kendle International, Inc. *	800	14
Martek Biosciences Corp. *	4,340	129
Medicis Pharmaceutical Corp., Class A	7,225	103
Millipore Corp. *	5,820	302
Par Pharmaceutical Cos., Inc. *	11,670	117
PAREXEL International Corp. *	6,520	68
PDL BioPharma, Inc.	14,440	141
Pharmaceutical Product Development, Inc.	7,965	247
Pharmanet Development Group, Inc. *	1,695	3
Salix Pharmaceuticals Ltd. *	8,495	78
Techne Corp.	2,465	170
Valeant Pharmaceuticals International *	22,575	424
Varian, Inc. *	4,935	182
ViroPharma, Inc. *	10,300	129
Waters Corp. *	6,610	290

		4,062

Real Estate 6.0%
Acadia Realty Trust	5,425	98
Agree Realty Corp.	1,200	24
American Campus Communities, Inc.	6,480	168
American Mortgage Acceptance Co. (b)*	600	—
Anthracite Capital, Inc.	64,625	280
Anworth Mortgage Asset Corp.	27,755	163
Arbor Realty Trust, Inc.	15,700	57
Ashford Hospitality Trust	11,645	19
Associated Estates Realty Corp.	3,200	26
Avatar Holdings, Inc. *	3,445	117
10      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
BioMed Realty Trust, Inc.	15,160	213
Capital Trust, Inc., Class A	3,400	27
CapLease, Inc.	4,200	28
Capstead Mortgage Corp.	16,700	168
Cedar Shopping Centers, Inc.	10,845	104
Corporate Office Properties Trust	9,035	281
DCT Industrial Trust, Inc.	36,400	179
DiamondRock Hospitality Co.	21,575	112
Digital Realty Trust, Inc.	4,670	156
Douglas Emmett, Inc.	15,600	236
EastGroup Properties, Inc.	5,630	189
Education Realty Trust, Inc.	2,800	12
Entertainment Properties Trust	7,830	293
Equity Lifestyle Properties, Inc.	5,720	240
Essex Property Trust, Inc.	3,856	375
Extra Space Storage, Inc.	14,065	162
FelCor Lodging Trust, Inc.	14,650	44
First Potomac Realty Trust	9,500	117
Forest City Enterprises, Inc., Class A	10,860	129
Franklin Street Properties Corp.	28,570	338
Getty Realty Corp.	9,360	182
Glimcher Realty Trust	28,125	147
Grubb & Ellis Co.	14,500	22
Hersha Hospitality Trust	4,100	17
HomeBanc Corp. (b)(c)*	6,875	—
Inland Real Estate Corp.	17,670	203
Investors Real Estate Trust	18,725	185
Jer Investors Trust, Inc.	4,900	16
Jones Lang LaSalle, Inc.	5,681	187
Kilroy Realty Corp.	7,435	239
Kite Realty Group Trust	2,900	18
LaSalle Hotel Properties	9,540	134
Lexington Realty Trust	28,270	227
LTC Properties, Inc.	6,230	151
Maguire Properties, Inc.	5,140	18
Medical Properties Trust, Inc.	18,400	136
MFA Mortgage Investments, Inc.	45,090	248
Mid-America Apartment Communities, Inc.	6,545	231
Mission West Properties, Inc.	14,600	126
National Health Investors, Inc.	9,335	280
National Retail Properties, Inc.	19,755	352
NorthStar Realty Finance Corp.	23,100	133
OMEGA Healthcare Investors, Inc.	12,190	184
One Liberty Properties, Inc.	3,000	36
Parkway Properties, Inc.	5,820	100
PS Business Parks, Inc.	3,610	163
RAIT Financial Trust	43,865	168
Ramco-Gershenson Properties Trust	6,930	91
Resource Capital Corp.	5,500	27
Saul Centers, Inc.	3,185	117
Sovran Self Storage, Inc.	6,510	211
Strategic Hotel & Resorts, Inc.	20,455	101
Sun Communities, Inc.	9,255	139
Sunstone Hotel Investors, Inc.	16,305	107
Tanger Factory Outlet Centers, Inc.	5,430	196
Taubman Centers, Inc.	4,955	165
The St. Joe Co. *	10,770	333
U-Store-It Trust	19,815	136
Universal Health Realty Income Trust	3,700	128
Urstadt Biddle Properties, Class A	9,195	151
Vestin Realty Mortgage II, Inc.	4,693	13
Washington Real Estate Investment Trust	11,555	346
Winthrop Realty Trust	5,000	13

		10,532

Retailing 5.3%
1-800-FLOWERS.COM, Inc., Class A *	7,500	40
99 Cents Only Stores *	20,000	244
A.C. Moore Arts & Crafts, Inc. *	26,460	74
Aaron Rents, Inc.	18,020	447
Aeropostale, Inc. *	8,270	200
Audiovox Corp., Class A *	6,000	35
bebe stores, Inc.	18,390	163
Big 5 Sporting Goods Corp.	13,140	82
Books-A-Million, Inc.	3,600	11
Brown Shoe Co., Inc.	21,662	228
Build-A-Bear Workshop, Inc. *	20,900	109
Cabela’s, Inc. *	22,480	179
Cache, Inc. *	3,700	13
Casual Male Retail Group, Inc. *	11,000	21
Charlotte Russe Holding, Inc. *	13,515	114
Christopher & Banks Corp.	21,040	110
Citi Trends, Inc. *	2,300	38
Coldwater Creek, Inc. *	23,840	86
Conn’s, Inc. *	8,965	121
Cost Plus, Inc. *	21,500	37
DSW, Inc., Class A *	12,245	158
Eddie Bauer Holdings, Inc. *	21,500	74
Finlay Enterprises, Inc. *	4,600	1
Fred’s, Inc., Class A	25,030	307
Gander Mountain Co. *	6,400	13
Genesco, Inc. *	7,780	193
Guess?, Inc.	4,435	97
Hastings Entertainment, Inc. *	4,320	20
Haverty Furniture Cos., Inc.	14,100	139
hhgregg, Inc. *	3,100	17
Hibbett Sports, Inc. *	5,885	105
Hot Topic, Inc. *	34,820	226
See financial notes.      11

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
J. Crew Group, Inc. *	6,130	124
Jo-Ann Stores, Inc. *	15,950	306
Jos. A. Bank Clothiers, Inc. *	5,290	135
Kirkland’s, Inc. *	15,522	33
Lithia Motors, Inc., Class A	20,435	84
LKQ Corp. *	12,750	146
MarineMax, Inc. *	17,700	41
Monro Muffler Brake, Inc.	7,300	157
Mothers Work, Inc. *	2,200	19
Netflix, Inc. *	5,855	145
New York & Co, Inc. *	15,400	43
NutriSystem, Inc.	9,230	131
Orbitz Worldwide, Inc. *	20,400	69
Pacific Sunwear of California, Inc. *	29,050	99
Pier 1 Imports, Inc. *	67,835	94
Pomeroy IT Solutions, Inc. *	6,600	17
Priceline.com, Inc. *	1,820	96
Retail Ventures, Inc. *	18,200	37
REX Stores Corp. *	2,100	19
Sally Beauty Holdings, Inc. *	19,725	100
Select Comfort Corp. *	12,770	6
Shoe Carnival, Inc. *	7,300	102
Source Interlink Cos., Inc. *	42,680	16
Stage Stores, Inc.	17,695	136
Stein Mart, Inc.	13,395	29
Systemax, Inc.	14,685	208
The Bon-Ton Stores, Inc.	22,600	51
The Buckle, Inc.	4,823	127
The Cato Corp., Class A	11,565	179
The Children’s Place Retail Stores, Inc. *	6,840	229
The Dress Barn, Inc. *	21,875	209
The Finish Line, Inc., Class A	89,352	855
The Gymboree Corp. *	4,120	106
The Men’s Wearhouse, Inc.	14,255	218
The Pep Boys — Manny, Moe & Jack	32,955	159
The Wet Seal, Inc., Class A *	13,900	41
Tractor Supply Co. *	10,040	417
Trans World Entertainment Corp. *	47,400	114
Tuesday Morning Corp. *	12,030	27
Tween Brands, Inc. *	2,365	20
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,500	101
Urban Outfitters, Inc. *	8,515	185
ValueVision Media, Inc., Class A *	6,340	4
West Marine, Inc. *	27,080	171

		9,307

Semiconductors & Semiconductor Equipment 2.5%
Actel Corp. *	2,630	32
Advanced Energy Industries, Inc. *	5,020	53
Applied Micro Circuits Corp. *	26,840	137
Asyst Technologies, Inc. *	18,495	12
Atheros Communications *	2,745	49
ATMI, Inc. *	9,815	119
Axcelis Technologies, Inc. *	10,160	4
Brooks Automation, Inc. *	21,290	146
Cabot Microelectronics Corp. *	6,730	193
Cirrus Logic, Inc. *	6,335	36
Cohu, Inc.	1,610	23
Conexant Systems, Inc. *	8,822	14
Cree, Inc. *	10,595	208
Cymer, Inc. *	6,920	169
Cypress Semiconductor Corp. *	9,005	45
Diodes, Inc. *	9,247	91
DSP Group, Inc. *	3,640	23
Entegris, Inc. *	21,465	58
Exar Corp. *	3,315	22
FEI Co. *	6,320	133
FormFactor, Inc. *	9,565	167
Hittite Microwave Corp. *	3,935	129
IXYS Corp.	4,500	36
Kulicke & Soffa Industries, Inc. *	10,400	31
Lattice Semiconductor Corp. *	19,525	37
Mattson Technology, Inc. *	5,700	15
Micrel, Inc.	7,750	57
Microsemi Corp. *	8,145	177
MKS Instruments, Inc. *	11,050	205
OmniVision Technologies, Inc. *	16,380	132
ON Semiconductor Corp. *	65,474	335
Photronics, Inc. *	13,945	10
PMC-Sierra, Inc. *	33,325	156
Rambus, Inc. *	14,165	130
RF Micro Devices, Inc. *	56,265	112
Rudolph Technologies, Inc. *	4,980	17
Semtech Corp. *	11,305	137
Silicon Image, Inc. *	7,960	36
Silicon Laboratories, Inc. *	4,070	106
Silicon Storage Technology, Inc. *	15,455	49
SiRF Technology Holdings, Inc. *	7,665	7
Skyworks Solutions, Inc. *	33,510	239
Standard Microsystems Corp. *	2,790	50
Tessera Technologies, Inc. *	9,440	163
TriQuint Semiconductor, Inc. *	30,420	136
Varian Semiconductor Equipment Associates, Inc. *	7,252	142
Veeco Instruments, Inc. *	2,140	17
Zoran Corp. *	7,635	62

		4,457

Software & Services 5.8%
ACI Worldwide, Inc. *	10,295	141
12      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Acxiom Corp.	27,575	217
Akamai Technologies, Inc. *	11,275	162
ANSYS, Inc. *	4,600	132
Ariba, Inc. *	11,745	126
Borland Software Corp. *	21,590	32
CDC Corp., Class A *	12,670	15
CIBER, Inc. *	42,970	232
Cognizant Technology Solutions Corp., Class A *	12,270	236
Concur Technologies, Inc. *	4,300	108
CSG Systems International, Inc. *	15,045	250
DealerTrack Holdings, Inc. *	9,345	100
Digital River, Inc. *	4,650	115
EarthLink, Inc. *	44,075	304
Epicor Software Corp. *	4,945	35
EPIQ Systems, Inc. *	10,370	141
Equinix, Inc. *	1,030	64
Euronet Worldwide, Inc. *	3,595	43
FactSet Research Systems, Inc.	2,465	96
Fair Isaac Corp.	10,385	162
Forrester Research, Inc. *	5,475	154
Gartner, Inc. *	7,800	144
Gevity HR, Inc.	6,715	23
Global Cash Access Holdings, Inc. *	8,135	23
Global Payments, Inc.	7,970	323
GSI Commerce, Inc. *	11,580	120
Heartland Payment Systems, Inc.	6,405	111
Hlth Corp. *	21,670	180
i2 Technologies, Inc. *	4,500	64
infoGROUP, Inc.	7,315	33
Informatica Corp. *	12,675	178
InfoSpace, Inc.	17,510	150
Interwoven, Inc. *	10,625	134
Ipass, Inc. *	15,100	29
j2 Global Communications, Inc. *	7,685	124
Jack Henry & Associates, Inc.	10,780	205
JDA Software Group, Inc. *	2,385	34
Lawson Software, Inc. *	18,620	99
Macrovision Solutions Corp. *	11,569	128
Manhattan Associates, Inc. *	1,095	18
ManTech International Corp., Class A *	5,460	294
Marchex, Inc., Class B	4,500	35
MAXIMUS, Inc.	3,745	120
Mentor Graphics Corp. *	25,380	186
MICROS Systems, Inc. *	6,860	117
MicroStrategy, Inc., Class A *	2,728	107
ModusLink Global Solutions, Inc. *	17,595	98
MSC.Software Corp. *	16,115	139
Ness Technologies, Inc. *	14,600	108
Net 1 UEPS Technologies, Inc. *	2,680	38
NeuStar, Inc., Class A *	7,575	149
Novell, Inc. *	51,735	241
Nuance Communications, Inc. *	11,455	105
Openwave Systems, Inc. *	4,435	3
Parametric Technology Corp. *	16,700	217
Progress Software Corp. *	5,550	127
Quality Systems, Inc.	1,630	63
Quest Software, Inc. *	12,380	164
RealNetworks, Inc. *	10,345	44
Red Hat, Inc. *	8,100	108
Renaissance Learning, Inc.	3,540	48
Salesforce.com, Inc. *	3,135	97
Sapient Corp. *	20,980	115
Secure Computing Corp. *	5,000	28
SI International, Inc. *	1,500	43
SINA Corp. *	1,680	54
Solera Holdings, Inc. *	6,600	164
SonicWALL, Inc. *	3,855	17
SPSS, Inc. *	1,060	25
SRA International, Inc., Class A *	8,315	154
StarTek, Inc. *	8,600	28
Sybase, Inc. *	12,750	340
Symyx Technologies, Inc. *	6,110	27
Syntel, Inc.	7,135	177
Take-Two Interactive Software, Inc. *	11,435	136
TeleTech Holdings, Inc. *	5,230	47
THQ, Inc. *	18,530	138
TIBCO Software, Inc. *	34,530	178
TNS, Inc. *	4,275	61
United Online, Inc.	16,027	119
ValueClick, Inc. *	15,960	118
Vignette Corp. *	5,820	47
VMware, Inc., Class A *	5,600	174
WebMD Health Corp., Class A *	4,300	96
Websense, Inc. *	3,490	68
Wind River Systems, Inc. *	6,850	60
Wright Express Corp. *	10,700	146

		10,153

Technology Hardware & Equipment 5.4%
3Com Corp. *	37,520	102
Adaptec, Inc. *	21,695	70
ADC Telecommunications, Inc. *	21,300	135
ADTRAN, Inc.	14,145	215
Agilysys, Inc.	6,522	26
Arris Group, Inc. *	33,565	232
Avid Technology, Inc. *	9,525	141
Avocent Corp. *	12,890	194
Bel Fuse, Inc., Class B	1,200	26
Black Box Corp.	6,240	190
Brightpoint, Inc. *	32,100	185
Brocade Communications Systems, Inc. *	14,520	55
See financial notes.      13

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Checkpoint Systems, Inc. *	12,720	160
Cogent, Inc. *	15,380	141
Cognex Corp.	6,065	97
CommScope, Inc. *	9,005	132
Comtech Telecommunications Corp. *	3,170	153
CTS Corp.	17,795	124
Daktronics, Inc.	9,265	92
Digi International, Inc. *	4,000	41
Dolby Laboratories, Inc., Class A *	6,145	194
Electro Rent Corp.	4,405	53
Electro Scientific Industries, Inc. *	5,255	44
Electronics for Imaging, Inc. *	13,180	140
EMS Technologies, Inc. *	1,400	29
Emulex Corp. *	15,425	147
Extreme Networks, Inc. *	8,365	15
F5 Networks, Inc. *	9,390	233
FLIR Systems, Inc. *	7,090	228
Foundry Networks, Inc. *	21,675	322
Gerber Scientific, Inc. *	7,300	35
GTSI Corp. *	1,400	8
Hughes Communications, Inc. *	4,530	74
Hutchinson Technology, Inc. *	15,800	108
Hypercom Corp. *	10,500	20
Imation Corp.	13,825	170
InterDigital, Inc. *	7,045	153
Intermec, Inc. *	8,035	104
Itron, Inc. *	1,965	95
Ixia *	19,215	128
JDS Uniphase Corp. *	26,760	146
L-1 Identity Solutions, Inc. *	17,200	141
Littelfuse, Inc. *	4,405	82
Loral Space & Communications, Inc. *	11,550	133
Mercury Computer Systems, Inc. *	7,200	52
Methode Electronics, Inc.	12,330	94
MTS Systems Corp.	3,280	107
Multi-Fineline Electronix, Inc. *	1,620	19
National Instruments Corp.	5,995	152
NETGEAR, Inc. *	10,000	110
Newport Corp. *	16,130	116
Nu Horizons Electronics Corp. *	7,000	13
Opnext, Inc. *	6,900	28
OSI Systems, Inc. *	2,690	31
Palm, Inc. *	60,515	241
Park Electrochemical Corp.	5,610	121
PC Connection, Inc. *	22,200	134
PC Mall, Inc. *	5,100	23
Plantronics, Inc.	10,110	146
Plexus Corp. *	9,680	181
Polycom, Inc. *	12,550	264
Powerwave Technologies, Inc. *	68,060	65
QLogic Corp. *	21,180	255
Rackable Systems, Inc. *	15,860	113
RadiSys Corp. *	4,500	29
Richardson Electronics Ltd.	7,000	35
Rofin-Sinar Technologies, Inc. *	3,910	87
Rogers Corp. *	4,970	150
ScanSource, Inc. *	8,000	159
Sonus Networks, Inc. *	10,090	22
Stec, Inc. *	5,400	30
Sycamore Networks, Inc. *	19,805	66
Symmetricom, Inc. *	10,400	46
Synaptics, Inc. *	6,155	190
Technitrol, Inc.	13,090	76
Tekelec *	10,235	130
Teradata Corp. *	14,365	221
Trimble Navigation Ltd. *	10,255	211
TTM Technologies, Inc. *	15,800	113
ViaSat, Inc. *	6,175	112
Westell Technologies, Inc., Class A *	14,933	5
Zebra Technologies Corp., Class A *	9,540	193

		9,453

Telecommunication Services 1.4%
Alaska Communication Systems Group, Inc.	12,040	112
Atlantic Tele-Network, Inc.	1,500	37
Centennial Communications Corp. *	5,825	21
Cincinnati Bell, Inc. *	64,395	154
Clearwire Corp., Class A *	14,000	121
Consolidated Communications Holdings, Inc.	11,900	123
D&E Communications, Inc.	2,500	18
FairPoint Communications, Inc.	28,730	114
FiberTower Corp. *	30,800	23
General Communication, Inc., Class A *	23,760	182
Globalstar, Inc. *	800	—
Iowa Telecommunications Services, Inc.	12,430	188
iPCS, Inc. *	2,140	35
MetroPCS Communications, Inc. *	15,900	218
NTELOS Holdings Corp.	5,240	136
Premiere Global Services, Inc. *	16,260	162
SBA Communications Corp., Class A *	3,705	78
SureWest Communications	10,170	180
Syniverse Holdings, Inc. *	8,765	165
tw telecom, Inc. *	21,375	151
USA Mobility, Inc. *	25,925	250

		2,468
14      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Transportation 2.1%
Air Transport Services Group, Inc. *	33,830	11
AirTran Holdings, Inc. *	45,015	184
American Commercial Lines, Inc. *	1,745	13
Arkansas Best Corp.	12,840	375
Atlas Air Worldwide Holdings, Inc. *	5,700	110
Celadon Group, Inc. *	10,700	114
Covenant Transport Group, Inc., Class A *	3,300	7
Danaos Corp.	1,400	12
Diana Shipping, Inc.	3,435	57
DryShips, Inc.	5,180	100
Dynamex, Inc. *	2,000	49
Eagle Bulk Shipping, Inc.	2,620	26
Forward Air Corp.	5,775	151
Genco Shipping & Trading Ltd.	6,385	133
Genesee & Wyoming, Inc., Class A *	4,665	156
Hawaiian Holdings, Inc. *	6,000	42
Heartland Express, Inc.	9,785	150
Horizon Lines, Inc., Class A	6,250	29
Hub Group, Inc., Class A *	7,910	249
International Shipholding Corp. *	2,200	54
Kirby Corp. *	6,820	234
Knight Transportation, Inc.	12,015	191
Landstar System, Inc.	5,970	230
Marten Transport Ltd. *	6,500	120
Mesa Air Group, Inc. *	34,771	13
Navios Maritime Holdings, Inc.	9,800	27
Old Dominion Freight Line, Inc. *	9,500	288
Pacer International, Inc.	13,160	149
Park-Ohio Holdings Corp. *	3,100	24
Pinnacle Airlines Corp. *	4,900	13
Republic Airways Holdings, Inc. *	5,810	87
Saia, Inc. *	12,100	128
Seaspan Corp.	4,310	50
Universal Truckload Services, Inc. *	2,000	31
USA Truck, Inc. *	3,000	44

		3,651

Utilities 2.4%
American States Water Co.	4,615	158
California Water Service Group	4,940	186
Central Vermont Public Service Corp.	4,645	92
CH Energy Group, Inc.	9,005	371
Chesapeake Utilities Corp.	2,000	62
El Paso Electric Co. *	15,890	294
ITC Holdings Corp.	3,670	149
MGE Energy, Inc.	7,400	264
Middlesex Water Co.	3,000	52
Northwest Natural Gas Co.	8,645	440
NorthWestern Corp.	13,525	264
Ormat Technologies, Inc.	4,260	103
SJW Corp.	5,290	147
South Jersey Industries, Inc.	7,920	270
The Empire District Electric Co.	13,010	250
The Laclede Group, Inc.	10,590	554
UIL Holdings Corp.	12,625	417
Unitil Corp.	2,700	65

		4,138

Total Common Stock (Cost $210,070)		165,313

Foreign Common Stock 2.3% of net assets

Bahamas 0.0%

Transportation 0.0%
Ultrapetrol Bahamas Ltd. *	3,900	16

Bermuda 1.4%

Capital Goods 0.2%
Aircastle Ltd.	16,600	116
China Yuchai International Ltd.	28,705	154
Textainer Group Holdings Ltd.	2,200	24

		294

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	9,830	177

Consumer Services 0.1%
Orient-Express Hotels Ltd., Class A	7,390	91

Diversified Financials 0.2%
Lazard Ltd., Class A	9,245	279

Energy 0.4%
Arlington Tankers Ltd.	1,800	18
Knightsbridge Tankers Ltd.	10,790	193
Nordic American Tanker Shipping Ltd.	13,505	400
Tsakos Energy Navigation Ltd.	6,390	158

		769

Insurance 0.3%
Assured Guaranty Ltd.	13,465	151
Enstar Group Ltd. *	610	46
Flagstone Reinsurance Holdings Ltd.	7,800	83
Max Capital Group Ltd.	12,015	192
See financial notes.      15

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
RAM Holdings Ltd. *	4,300	3
Validus Holdings Ltd.	6,600	117

		592

Semiconductors & Semiconductor Equipment 0.0%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	23,040	12

Software & Services 0.1%
Genpact Ltd. *	14,600	114

Technology Hardware & Equipment 0.0%
Xyratex Ltd. *	3,275	19

Telecommunication Services 0.0%
Global Crossing Ltd. *	10,185	68

Transportation 0.0%
TBS International Ltd., Class A *	1,200	10

		2,425

British Virgin Islands 0.2%

Technology Hardware & Equipment 0.1%
Nam Tai Electronics, Inc.	20,860	159

Transportation 0.1%
UTI Worldwide, Inc.	20,920	246

		405

Canada 0.1%

Capital Goods 0.1%
KHD Humboldt Wedag International Ltd. *	7,600	130

Cayman Islands 0.0%

Technology Hardware & Equipment 0.0%
Smart Modular Technologies (WWH), Inc. *	7,700	21

Greece 0.1%

Energy 0.0%
Top Ships, Inc. *	20,300	35

Transportation 0.1%
Aegean Marine Petroleum Network, Inc.	8,300	89

		124

Israel 0.0%

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	5,660	18

Liberia 0.1%

Transportation 0.1%
Excel Maritime Carriers Ltd.	11,404	130

Luxembourg 0.0%

Telecommunication Services 0.0%
Millicom International Cellular S.A.	1,150	46

Netherlands 0.1%

Capital Goods 0.0%
AerCap Holdings N.V. *	16,300	103

Energy 0.1%
Core Laboratories N.V.	1,845	136

		239

Netherlands Antilles 0.0%

Health Care Equipment & Services 0.0%
Orthofix International N.V. *	2,480	34

Panama 0.2%

Banks 0.1%
Banco Latinoamericano de Exportaciones, S.A., Class E	20,000	213

Transportation 0.1%
Copa Holdings S.A., Class A	2,900	73

		286

Singapore 0.1%

Semiconductors & Semiconductor Equipment 0.1%
Verigy Ltd. *	8,920	129

United Kingdom 0.0%

Insurance 0.0%
Willis Group Holdings Ltd.	1,464	38

Total Foreign Common Stock (Cost $5,872)		4,041

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	141	17

Total Preferred Stock (Cost $42)		17

Rights 0.0% of net assets

Capital Goods 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	3,500	4

16      See financial notes.

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Total Rights (Cost $3)		4

Short-Term Investments 2.0% of net assets

Repurchase Agreement 1.7%
Fixed Income Clearing Corp.
Fully collateralized by Federal Home Loan Bank with a value of $3,054
0.03%, issued 10/31/08, due 11/03/08	2,991	2,991

U.S. Treasury Obligations 0.3%
U.S. Treasury Bill
0.03%, 12/18/08 (a)	319	319
0.05%, 12/18/08 (a)	50	50
0.61%, 12/18/08 (a)	130	130

		499

Total Short-Term Investment (Cost $3,490)		3,490

End of Investments.
(All dollar amounts are x 1,000)
At 10/31/08, the tax basis cost of the fund’s investments was $220,370, and the unrealized appreciation and depreciation were $4,608 and ($52,113), respectively, with a net depreciation of ($47,505).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Fair-valued by Management.

(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
In addition to the above, the fund held the following at 10/31/08. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

Russell 2000 Index, e-mini, Long, expires 12/19/08	105	5,633	212
See financial notes.      17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.2%	Common Stock	327,168	191,440
2.5%	Other Investment Companies	4,484	4,908
0.4%	Preferred Stock	1,733	851
— %	Rights	—	5
0.6%	Short-Term Investment	1,098	1,098

99.7%	Total Investments	334,483	198,302
0.3%	Other Assets and Liabilities		651

100.0%	Net Assets		198,953

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 96.2% of net assets

Australia 4.0%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	40,518	475
Commonwealth Bank of Australia	31,562	863
National Australia Bank Ltd.	53,278	865
St. George Bank Ltd.	14,123	264
Westpac Banking Corp.	43,534	597

		3,064

Capital Goods 0.0%
Leighton Holdings Ltd.	3,920	65

Commercial & Professional Supplies 0.0%
Brambles Ltd.	11,740	63

Consumer Services 0.1%
Crown Ltd.	10,591	47
TABCORP Holdings Ltd.	10,828	50
Tatts Group Ltd.	13,174	22

		119

Diversified Financials 0.1%
ASX Ltd.	2,651	53
Macquarie Group Ltd.	5,017	100

		153

Energy 0.2%
Caltex Australia Ltd.	6,154	39
Origin Energy Ltd.	18,675	196
Santos Ltd.	10,965	99
Woodside Petroleum Ltd.	3,627	102

		436

Food & Staples Retailing 0.3%
Metcash Ltd.	23,576	64
Wesfarmers Ltd.	8,381	120
Wesfarmers Ltd., Price Protected Shares	1,941	28
Woolworths Ltd.	18,023	336

		548

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	15,501	84
Foster’s Group Ltd.	34,723	133
Lion Nathan Ltd.	14,426	85

		302

Insurance 0.4%
AMP Ltd.	29,079	106
AXA Asia Pacific Holdings Ltd.	19,551	57
Insurance Australia Group Ltd.	76,998	195
QBE Insurance Group Ltd.	12,365	211
Suncorp-Metway Ltd.	27,459	148

		717

Materials 0.5%
Alumina Ltd.	25,658	37
Amcor Ltd.	26,401	102
BHP Billiton Ltd.	23,061	443
BlueScope Steel Ltd.	18,549	55
Boral Ltd.	19,012	57
OneSteel Ltd.	17,442	40
Orica Ltd.	6,239	81
OZ Minerals Ltd.	33,262	21
PaperlinX Ltd.	39,053	36
Rio Tinto Ltd.	1,997	103

		975

Media 0.0%
Consolidated Media Holdings Ltd.	35,924	49
Fairfax Media Ltd.	10,601	14

		63
See financial notes.      1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Pharmaceuticals & Biotechnology 0.0%
CSL Ltd.	2,480	60

Real Estate 0.3%
CFS Retail Property Trust	39,932	54
Dexus Property Group	63,134	31
Goodman Group	24,070	15
GPT Group	50,939	26
Lend Lease Corp., Ltd.	10,915	51
Macquarie Office Trust	50,381	10
Mirvac Group	29,639	22
Stockland	27,258	73
Westfield Group	33,502	370

		652

Telecommunication Services 0.2%
Telstra Corp., Ltd.	113,966	314

Transportation 0.2%
Macquarie Airports	19,437	27
Macquarie Infrastructure Group	95,917	126
Qantas Airways Ltd.	39,888	65
Toll Holdings Ltd.	9,335	37
Transurban Group	17,182	62
Virgin Blue Holdings Ltd.	9,335	2

		319

Utilities 0.1%
AGL Energy Ltd.	10,920	102

		7,952

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	4,564	121
Raiffeisen International Bank-Holding AG	658	21

		142

Capital Goods 0.0%
Wienerberger AG	1,629	27

Energy 0.1%
OMV AG	2,624	84

Insurance 0.0%
Wiener Staedtische Versicherung AG	544	15

Materials 0.0%
Voestalpine AG	3,058	75

Real Estate 0.0%
IMMOEAST AG *	4,330	5
Immofinanz Immobilien Anlagen AG *	8,266	9

		14

Telecommunication Services 0.1%
Telekom Austria AG	7,634	94

Utilities 0.0%
EVN AG	1,932	28
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	584	28

		56

		507

Belgium 0.8%

Banks 0.2%
Dexia S.A.	39,188	208
KBC GROEP N.V.	3,709	160

		368

Diversified Financials 0.2%
Banque Nationale de Belgique	9	27
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	933	50
Fortis	51,143	61
Fortis NPV	12,748	15
Groupe Bruxelles Lambert S.A.	1,690	124
KBC Ancora	420	12
Sofina S.A.	361	25

		314

Food & Staples Retailing 0.2%
Colruyt S.A.	262	59
Delhaize Group	4,598	258

		317

Food, Beverage & Tobacco 0.0%
InBev N.V.	1,628	66

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	9,368	39

Materials 0.1%
Solvay S.A.	1,217	113
Umicore	1,590	29

		142

Pharmaceuticals & Biotechnology 0.0%
UCB S.A.	2,866	73

Retailing 0.0%
S.A. D’Ieteren N.V.	117	18
2      See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Telecommunication Services 0.1%
Belgacom S.A.	4,722	162
Mobistar S.A.	351	23

		185

		1,522

Bermuda 0.3%

Capital Goods 0.1%
Jardine Matheson Holdings Ltd.	3,600	85
Noble Group Ltd.	31,157	23

		108

Consumer Durables & Apparel 0.0%
Playmates Holdings Ltd.	256,000	39
Yue Yuen Industrial (Holdings) Ltd.	16,500	33

		72

Diversified Financials 0.0%
Guoco Group Ltd.	5,000	29

Energy 0.0%
Frontline Ltd.	1,821	56

Real Estate 0.1%
Chinese Estates Holdings Ltd.	38,000	29
Great Eagle Holdings Ltd.	3,000	4
Hongkong Land Holdings Ltd.	24,000	65
Kerry Properties Ltd.	5,500	14

		112

Retailing 0.1%
Esprit Holdings Ltd.	11,500	65
Li & Fung Ltd.	24,000	48
Signet Jewelers Ltd.	3,572	37

		150

Transportation 0.0%
Cosco Pacific Ltd.	34,000	25
Orient Overseas International Ltd.	8,000	14

		39

Utilities 0.0%
Brookfield Infrastructure Partners L.P.	109	2
Cheung Kong Infrastructure Holdings Ltd.	7,100	26

		28

		594

Canada 4.8%

Automobiles & Components 0.1%
Magna International, Inc., Class A	4,876	164

Banks 1.4%
Bank of Montreal	11,926	426
Bank of Nova Scotia	16,032	535
Canadian Imperial Bank of Commerce	8,367	379
National Bank of Canada	3,806	143
Royal Bank of Canada	20,946	814
The Toronto-Dominion Bank	12,145	573

		2,870

Capital Goods 0.1%
Bombardier, Inc., Class A	1,385	5
Bombardier, Inc., Class B	15,081	58
Finning International, Inc.	3,416	42

		105

Diversified Financials 0.1%
IGM Financial, Inc.	3,371	102
Onex Corp.	1,324	23

		125

Energy 1.0%
Addax Petroleum Corp.	982	15
Canadian Natural Resources Ltd.	5,050	255
Enbridge, Inc.	6,192	215
EnCana Corp.	8,417	428
Husky Energy, Inc.	2,539	76
Imperial Oil Ltd.	2,641	93
Nexen, Inc.	6,219	99
Petro-Canada	8,901	222
Suncor Energy, Inc.	5,050	121
Talisman Energy, Inc.	16,487	163
TransCanada Corp.	9,933	300

		1,987

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	2,607	35
George Weston Ltd.	3,087	157
Loblaw Cos., Ltd.	4,672	114
Metro, Inc., Class A	4,082	103
Shoppers Drug Mart Corp.	3,132	121
The Jean Coutu Group (PJC), Inc., Class A	8,229	50

		580

Insurance 0.6%
Fairfax Financial Holdings Ltd.	318	87
See financial notes.      3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Great-West Lifeco, Inc.	3,189	68
ING Canada, Inc.	2,892	79
Manulife Financial Corp.	19,717	394
Power Corp. of Canada	12,115	263
Power Financial Corp.	4,785	120
Sun Life Financial, Inc.	10,746	253

		1,264

Materials 0.2%
Barrick Gold Corp.	5,806	133
Gerdau Ameristeel Corp.	2,651	14
Goldcorp, Inc.	5,401	101
NOVA Chemicals Corp.	2,136	28
Potash Corp. of Saskatchewan, Inc.	1,264	107
Teck Cominco Ltd., Class B	9,666	96

		479

Media 0.1%
Quebecor, Inc., Class B	3,957	65
Shaw Communications, Inc., Class B	5,439	95
Thomson Reuters Corp.	3,618	85

		245

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	8,502	149
Brookfield Properties Corp.	8,949	91
RioCan Real Estate Investment Trust	4,249	59

		299

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	1,995	76
Sears Canada, Inc. *	1,724	24

		100

Software & Services 0.0%
CGI Group, Inc., Class A *	8,468	68

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	21,365	104
Nortel Networks Corp. *	21,739	27
Research In Motion Ltd. *	1,702	86

		217

Telecommunication Services 0.3%
BCE, Inc.	7,389	215
Manitoba Telecom Services, Inc.	2,337	83
Rogers Communications, Inc., Class B	3,977	115
Telus Corp.	2,378	84
Telus Corp. — Non voting	2,487	81

		578

Transportation 0.2%
ACE Aviation Holdings, Inc., Class A *	4,225	19
Canadian National Railway Co.	5,538	240
Canadian Pacific Railway Ltd.	2,007	91

		350

Utilities 0.1%
ATCO Ltd., Class I	1,877	61
Canadian Utilities Ltd., Class A	2,434	86
TransAlta Corp.	2,895	58

		205

		9,636

Cayman Islands 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	369,000	7

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	48,000	17

Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd. *	23,000	25

		49

Denmark 0.5%

Banks 0.2%
Danske Bank A/S	19,497	289

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	3,453	136
Danisco A/S	1,221	53
East Asiatic Co. Ltd. A/S	1,126	38

		227

Insurance 0.0%
Trygvesta A/S	475	29

Pharmaceuticals & Biotechnology 0.1%
Novo Nordisk A/S, Class B	3,738	200

Transportation 0.1%
A P Moller — Maersk A/S, Series A	17	99
AP Moller — Maersk A/S, Series B	20	115

		214

		959
4     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Finland 1.1%

Capital Goods 0.1%
Kone Oyj, Class B	4,044	90
Metso Corp. Oyj	2,157	29
Wartsila Corp. Oyj	1,907	48

		167

Diversified Financials 0.0%
Pohjola Bank plc	4,265	57

Energy 0.1%
Neste Oil Oyj	5,429	86

Food & Staples Retailing 0.0%
Kesko Oyj, Class B	3,121	73

Insurance 0.1%
Sampo Oyj, Class A	13,208	265

Materials 0.4%
Kemira Oyj	2,450	22
M-real Oyj, Class B	26,613	41
Outokumpu Oyj	3,141	33
Rautaruukki Oyj	2,031	33
Stora Enso Oyj, Class R	27,849	259
UPM-Kymmene Oyj	25,540	361

		749

Media 0.0%
SanomaWSOY Oyj	1,413	22

Technology Hardware & Equipment 0.3%
Nokia Oyj	39,184	600

Telecommunication Services 0.0%
Elisa Oyj	3,132	47

Utilities 0.1%
Fortum Oyj	6,775	167

		2,233

France 10.6%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	2,905	150
Faurecia *	798	11
PSA Peugeot Citroen	11,496	307
Renault S.A.	8,174	251
Societe Fonciere, Financiere et de Participations	356	15
Valeo S.A.	5,654	98

		832

Banks 1.8%
BNP Paribas	28,139	2,032
Credit Agricole S.A.	32,967	477
Natixis	32,787	72
Societe Generale	17,166	936

		3,517

Capital Goods 1.0%
Alstom S.A.	2,674	133
Bouygues S.A.	6,635	282
Compagnie de Saint-Gobain	12,594	486
Eiffage S.A.	1,427	55
Legrand S.A.	2,371	39
Nexans S.A.	738	42
Safran S.A.	4,308	55
Schneider Electric S.A.	4,514	271
Thales S.A.	1,894	76
Vallourec S.A.	804	90
Vinci S.A.	9,331	336
Wendel	446	21
Zodiac S.A.	1,160	45

		1,931

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,702	103
Hermes International	609	79
LVMH Moet Hennessy Louis Vuitton S.A.	4,741	315
Thomson *	18,475	26

		523

Consumer Services 0.2%
Accor S.A.	4,199	163
Sodexo	3,509	169

		332

Diversified Financials 0.0%
Eurazeo	645	39

Energy 1.7%
Esso S.A.F	197	23
Technip S.A.	1,712	51
Total S.A.	61,308	3,373

		3,447

Food & Staples Retailing 0.5%
Carrefour S.A.	19,259	814
Casino Guichard-Perrachon S.A.	1,270	89
Rallye S.A.	1,593	32

		935

Food, Beverage & Tobacco 0.3%
Groupe Danone	6,437	358
See financial notes.     5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Pernod Ricard S.A.	2,572	168

		526

Health Care Equipment & Services 0.0%
Essilor International S.A.	2,168	97

Household & Personal Products 0.1%
L’Oreal S.A.	3,029	229

Insurance 0.8%
Axa	69,706	1,331
CNP Assurances	1,659	134
Euler Hermes S.A.	326	16
SCOR SE	3,304	54

		1,535

Materials 0.3%
Air Liquide S.A.	3,591	310
Arkema	1,434	33
Ciments Francais S.A.	432	31
Eramet	291	59
Imerys S.A.	948	43
Lafarge S.A.	3,038	201
Sequana	1,589	13

		690

Media 0.6%
Eutelsat Communications	3,645	78
JC Decaux S.A.	1,780	31
Lagardere S.C.A.	3,741	149
M6 Metropole Television	2,625	41
PagesJaunes Groupe S.A.	6,962	66
Publicis Groupe	2,856	65
Societe Television Francaise 1	3,588	46
Vivendi S.A.	30,043	785

		1,261

Pharmaceuticals & Biotechnology 0.6%
Sanofi-Aventis	18,095	1,146

Real Estate 0.1%
Fonciere des Regions	283	19
Gecina S.A.	1,176	82
Klepierre	1,050	24
Unibail-Rodamco	823	123

		248

Retailing 0.1%
PPR	2,914	186

Software & Services 0.1%
Atos Origin S.A.	2,286	53
Cap Gemini S.A.	3,256	105

		158

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	88,333	228

Telecommunication Services 0.7%
France Telecom S.A.	54,650	1,378

Transportation 0.1%
Aeroports de Paris	1,021	61
Air France-KLM	9,368	135
Bollore	186	23
Societe des Autoroutes Paris-Rhin-Rhone	952	62

		281

Utilities 0.8%
Electricite de France	2,694	162
GDF Suez	25,262	1,124
Suez Environnement S.A. *	5,956	114
Veolia Environnement	7,027	174

		1,574

		21,093

Germany 8.2%

Automobiles & Components 2.0%
Bayerische Motoren Werke AG	13,436	341
Continental AG	2,525	104
Daimler AG — Reg’d	38,350	1,300
Volkswagen AG	3,516	2,237

		3,982

Banks 0.2%
Commerzbank AG	22,922	244
Deutsche Postbank AG	1,067	22
Hypo Real Estate Holding AG	7,449	49
IKB Deutsche Industriebank AG *	6,400	12

		327

Capital Goods 0.6%
BayWa AG	700	22
Bilfinger Berger AG	1,000	45
GEA Group AG	2,500	36
Heidelberger Druckmaschinen AG	2,848	27
Hochtief AG	1,100	34
MAN AG	2,238	109
Rheinmetall AG	600	18
Siemens AG	16,244	955

		1,246

Consumer Durables & Apparel 0.1%
Adidas AG	3,205	111

Consumer Services 0.1%
TUI AG	13,034	157
6     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Diversified Financials 0.4%
Deutsche Bank AG — Reg’d	20,034	748
Deutsche Boerse AG	1,070	84

		832

Food & Staples Retailing 0.1%
Metro AG	5,675	181

Food, Beverage & Tobacco 0.0%
Suedzucker AG	2,384	27

Health Care Equipment & Services 0.1%
Celesio AG	2,123	63
Fresenius Medical Care AG & Co. KGaA	2,884	128
Fresenius SE	518	30

		221

Household & Personal Products 0.1%
Beiersdorf AG	1,700	89
Henkel AG & Co. KGaA	2,023	49

		138

Insurance 1.0%
Allianz SE — Reg’d	13,981	1,026
AMB Generali Holding AG	200	21
Hannover Rueckversicherung AG — Reg’d	1,695	42
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	6,512	845

		1,934

Materials 0.7%
Altana AG	3,616	40
BASF SE	23,082	762
HeidelbergCement AG	1,018	76
K & S AG	1,200	46
Lanxess	2,877	43
Linde AG	1,968	163
Salzgitter AG	764	49
ThyssenKrupp AG	13,365	253
Wacker Chemie AG	200	22

		1,454

Pharmaceuticals & Biotechnology 0.4%
Bayer AG	11,858	649
Merck KGaA	1,911	169

		818

Retailing 0.0%
Arcandor AG *	4,668	11

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	38,507	119

Software & Services 0.1%
SAP AG	7,052	247

Telecommunication Services 0.9%
Deutsche Telekom AG — Reg’d	123,668	1,814

Transportation 0.2%
Deutsche Lufthansa AG — Reg’d	8,193	114
Deutsche Post AG — Reg’d	25,487	279
Fraport AG	834	27

		420

Utilities 1.1%
E.ON AG	39,705	1,488
RWE AG	9,488	778

		2,266

		16,305

Greece 0.3%

Banks 0.1%
Alpha Bank A.E.	6,150	90
EFG Eurobank Ergasias	5,032	55
National Bank of Greece S.A.	6,552	144
Piraeus Bank S.A.	2,935	37

		326

Consumer Services 0.1%
OPAP S.A.	5,439	119

Energy 0.0%
Hellenic Petroleum S.A.	4,313	36

Food, Beverage & Tobacco 0.0%
Coca-Cola Hellenic Bottling Co., S.A.	1,336	18

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	7,671	108

Utilities 0.0%
Public Power Corp. S.A.	2,093	26

		633

Hong Kong 1.8%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	95,000	109
Hang Seng Bank Ltd.	13,800	172
The Bank of East Asia Ltd.	26,100	53

		334

Capital Goods 0.3%
Citic Pacific Ltd.	20,000	16
See financial notes.     7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Henderson Investment Ltd.	1,436,000	68
Hutchison Whampoa Ltd.	82,000	443

		527

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	9,500	96

Energy 0.1%
CNOOC Ltd.	139,100	114

Materials 0.0%
Fosun International	64,500	13

Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	26,500	254
Hang Lung Group Ltd.	18,000	58
Hang Lung Properties Ltd.	24,000	59
Henderson Land Development Co., Ltd.	13,569	49
Hysan Development Co., Ltd.	25,000	39
New World Development Co., Ltd.	41,000	34
Sino Land Co., Ltd.	18,000	16
Sun Hung Kai Properties Ltd.	24,600	215
Swire Pacific Ltd., Class A	30,500	215
The Link REIT	39,000	70
The Wharf (Holdings) Ltd.	20,000	40
Wheelock & Co., Ltd.	24,000	36

		1,085

Retailing 0.0%
China Resources Enterprise Ltd.	12,000	24

Technology Hardware & Equipment 0.0%
Lenovo Group Ltd.	102,000	31

Telecommunication Services 0.3%
China Mobile Ltd.	42,000	370
China Unicom Ltd.	98,056	140
PCCW Ltd. (a)(b)	80,000	30

		540

Transportation 0.1%
Cathay Pacific Airways Ltd.	51,800	63
China Merchants Holdings International Co., Ltd.	8,000	19
MTR Corp., Ltd.	46,500	103

		185

Utilities 0.3%
CLP Holdings Ltd.	42,500	287
Hong Kong & China Gas Co., Ltd.	48,290	85
Hongkong Electric Holdings Ltd.	44,500	240

		612

		3,561

Ireland 0.3%

Banks 0.2%
Allied Irish Banks plc	21,212	113
Anglo Irish Bank Corp. plc	9,106	29
The Governor and Company of the Bank of Ireland	35,767	106

		248

Insurance 0.0%
Irish Life & Permanent plc	7,628	26

Materials 0.1%
CRH plc	7,947	175
Smurfit Kappa Group plc	7,407	13

		188

Transportation 0.0%
Ryanair Holdings plc *	12,140	42

		504

Italy 4.4%

Automobiles & Components 0.1%
Fiat S.p.A.	27,673	220
Pirelli & C. S.p.A.	107,334	38

		258

Banks 1.0%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	14,397	31
Banca Monte dei Paschi di Siena S.p.A.	104,188	202
Banca Popolare di Milano Scarl	8,791	51
Banco Popolare Societa Cooperativa	19,522	244
Intesa Sanpaolo S.p.A.	222,044	813
UniCredit S.p.A.	162,752	398
Unione di Banche Italiane S.c.p.A.	16,309	275

		2,014

Capital Goods 0.0%
Finmeccanica S.p.A.	6,919	86

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	3,285	23
Luxottica Group S.p.A.	4,114	83

		106
8     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Services 0.1%
Autogrill S.p.A.	3,929	31
Lottomatica S.p.A.	3,451	81

		112

Diversified Financials 0.1%
IFIL Investments S.p.A.	16,030	50
Mediobanca S.p.A.	9,217	105

		155

Energy 1.1%
Eni S.p.A.	81,844	1,954
ERG S.p.A.	7,085	95
Saipem S.p.A.	3,104	58
Saras S.p.A.	8,348	29

		2,136

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	14,314	25

Insurance 0.6%
Alleanza Assicurazioni S.p.A.	13,165	88
Assicurazioni Generali S.p.A.	30,102	760
Fondiaria — Sai S.p.A.	4,631	87
Mediolanum S.p.A.	7,132	28
Milano Assicurazioni S.p.A.	6,211	20
Premafin Finanziaria S.p.A.	39,187	70
Societa Cattolica di Assicurazioni S.c.r.l.	1,740	64
Unipol Gruppo Finanziario S.p.A.	14,511	26

		1,143

Materials 0.0%
Buzzi Unicem S.p.A.	1,676	20
Italcementi S.p.A.	2,706	32
Italcementi S.p.A. — RNC	5,810	40

		92

Media 0.1%
Mediaset S.p.A.	30,173	164

Telecommunication Services 0.5%
Telecom Italia S.p.A.	665,418	764
Telecom Italia S.p.A. — RNC	317,142	267

		1,031

Transportation 0.0%
Atlantia S.p.A.	3,893	71

Utilities 0.7%
A2A S.p.A.	42,490	77
Edison S.p.A.	47,016	68
Enel S.p.A.	146,577	981
Hera S.p.A.	10,337	23
Snam Rete Gas S.p.A	16,384	83
Terna — Rete Elettrica Nationale S.p.A.	21,247	68

		1,300

		8,693

Japan 21.9%

Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	4,700	83
Bridgestone Corp.	21,400	374
Calsonic Kansei Corp.	6,000	10
Daihatsu Motor Co., Ltd.	8,000	59
Denso Corp.	8,900	174
Fuji Heavy Industries Ltd.	41,000	144
Honda Motor Co., Ltd.	41,500	1,032
Isuzu Motors Ltd.	61,000	107
Kanto Auto Works Ltd.	2,000	24
Mazda Motor Corp.	41,000	91
Mitsubishi Motors Corp. *	104,000	144
NGK Spark Plug Co., Ltd.	3,000	28
Nissan Motors Co., Ltd.	101,800	506
Nok Corp.	2,900	28
Sumitomo Rubber Industries, Ltd.	10,300	91
Suzuki Motor Corp.	9,700	142
Takata Corp.	1,000	7
The Yokohama Rubber Co., Ltd.	9,000	44
Toyoda Gosei Co., Ltd.	1,000	14
Toyota Auto Body Co., Ltd.	1,900	31
Toyota Boshoku Corp.	1,000	9
Toyota Industries Corp.	3,900	88
Toyota Motor Corp.	59,900	2,339
Yamaha Motor Co., Ltd.	9,900	110

		5,679

Banks 1.8%
Aozora Bank Ltd.	15,000	13
Chuo Mitsui Trust Holdings, Inc.	22,000	87
Hokuhoku Financial Group, Inc.	44,000	87
Mitsubishi UFJ Financial Group, Inc.	185,408	1,165
Mizuho Financial Group, Inc.	192	469
Mizuho Trust & Banking Co., Ltd.	58,000	68
Resona Holdings, Inc.	50	52
Sapporo Hokuyo Holdings, Inc.	4	17
Shinsei Bank Ltd.	27,000	41
Sumitomo Mitsui Financial Group, Inc.	168	674
The 77 Bank Ltd.	6,000	28
The Bank of Kyoto Ltd.	8,000	84
The Bank of Yokohama Ltd.	18,000	87
The Chiba Bank Ltd.	14,000	69
The Chugoku Bank Ltd.	4,000	55
The Gunma Bank Ltd.	18,000	92
See financial notes.      9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
The Hachijuni Bank Ltd.	17,000	83
The Hiroshima Bank Ltd.	21,000	78
The Iyo Bank Ltd.	5,000	54
The Joyo Bank Ltd.	15,000	71
The Shizuoka Bank Ltd.	9,000	80
The Sumitomo Trust & Banking Co., Ltd.	30,000	139

		3,593

Capital Goods 2.2%
Amada Co., Ltd.	4,000	18
Asahi Glass Co., Ltd.	23,000	144
Daikin Industries Ltd.	2,900	65
Fanuc Ltd.	1,800	120
Fuji Electric Holdings Co., Ltd.	19,000	28
Fujikura Ltd.	14,000	40
Hankyu Hanshin Holdings, Inc.	26,000	123
Hanwa Co., Ltd.	16,000	42
Hino Motors, Ltd.	9,000	21
Hitachi Construction Machinery Co., Ltd.	6,000	70
IHI Corp.	40,000	49
Itochu Corp.	24,000	127
JFE Shoji Holdings, Inc.	5,000	16
JS Group Corp.	8,900	115
JTEKT Corp.	8,200	63
Kajima Corp.	40,000	116
Kanematsu Corp. *	47,000	38
Kawasaki Heavy Industries Ltd.	40,000	72
Kinden Corp.	6,000	50
Komatsu Ltd.	11,900	131
Kubota Corp.	14,000	70
Marubeni Corp.	35,000	136
Matsushita Electric Works Ltd.	12,000	105
Mitsubishi Corp.	20,900	350
Mitsubishi Electric Corp.	41,000	254
Mitsubishi Heavy Industries Ltd.	96,000	308
Mitsui & Co., Ltd.	23,000	223
Nagase & Co., Ltd.	3,000	26
NEC Leasing Ltd.	2,500	22
NGK Insulators Ltd.	8,000	83
Nippon Sheet Glass Co., Ltd.	24,000	78
Nippon Steel Trading Co., Ltd.	11,000	18
NSK Ltd.	8,000	33
NTN Corp.	6,000	22
Obayashi Corp.	25,000	122
Shimizu Corp.	24,000	118
SMC Corp.	900	85
Sojitz Corp.	110,000	184
Sumikin Bussan Corp.	10,000	21
Sumitomo Corp.	24,200	213
Sumitomo Electric Industries Ltd.	16,600	134
Sumitomo Heavy Industries Ltd.	7,000	21
Taisei Corp.	66,000	152
The Furukawa Electric Co., Ltd.	19,000	57
Tokyo Leasing Co., Ltd.	3,000	16
Toto Ltd.	14,000	98
Toyota Tsusho Corp.	6,300	61

		4,458

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	16,000	189
Secom Co., Ltd.	2,700	103
Toppan Printing Co., Ltd.	20,000	147

		439

Consumer Durables & Apparel 1.3%
Casio Computer Co., Ltd.	5,100	33
HASEKO Corp.	44,500	40
JVC KENWOOD Holdings, Inc. *	42,000	23
Makita Corp.	1,800	33
NAMCO BANDAI Holdings, Inc.	5,000	51
Nikon Corp.	6,000	84
Panasonic Corp.	64,000	1,031
Pioneer Corp.	6,700	20
Sankyo Co., Ltd.	2,000	89
Sanyo Electric Co., Ltd. *	95,000	144
Sega Sammy Holdings, Inc.	12,000	91
Sekisui Chemical Co., Ltd.	13,000	76
Sekisui House Ltd.	18,000	180
Sharp Corp.	20,000	143
Sony Corp.	24,700	585
Sumitomo Forestry Co., Ltd.	7,000	46
Yamaha Corp.	3,000	29

		2,698

Consumer Services 0.1%
Benesse Corp.	1,300	54
Oriental Land Co., Ltd.	800	57

		111

Diversified Financials 0.7%
Acom Co., Ltd.	3,010	115
Aiful Corp.	4,350	20
Century Leasing System, Inc.	4,500	30
Credit Saison Co., Ltd.	5,200	55
Daiwa Securities Group, Inc.	30,000	170
Fuyo General Lease Co., Ltd.	3,000	43
Hitachi Capital Corp.	4,600	37
IBJ Leasing Co., Ltd.	4,000	48
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,700	65
Nomura Holdings, Inc.	38,200	362
ORIX Corp.	2,340	240
Promise Co., Ltd.	4,950	89
Ricoh Leasing Co., Ltd.	2,000	27
10     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Takefuji Corp.	2,750	22

		1,323

Energy 0.5%
Cosmo Oil Co., Ltd.	47,000	100
Idemitsu Kosan Co., Ltd.	2,000	117
Inpex Holdings, Inc.	11	64
Japan Petroleum Exploration Co., Ltd.	1,800	68
Nippon Mining Holdings, Inc.	45,500	139
Nippon Oil Corp.	70,000	287
Showa Shell Sekiyu K.K.	6,200	51
TonenGeneral Sekiyu K.K.	13,000	110

		936

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	30,300	290
Lawson, Inc.	1,800	88
Ryoshoku Ltd.	2,300	44
Seven & I Holdings Co., Ltd.	20,000	562
Uny Co., Ltd.	11,000	86

		1,070

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	11,000	95
Asahi Breweries Ltd.	9,900	163
Japan Tobacco, Inc.	76	270
Kirin Holdings Co., Ltd.	14,000	155
Meiji Dairies Corp.	9,000	41
Nippon Meat Packers, Inc.	7,000	96
Nisshin Seifun Group, Inc.	5,500	60
Nissin Food Products Co., Ltd.	1,600	46
Yamazaki Baking Co., Ltd.	4,000	53

		979

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	1,400	61
Mediceo Paltac Holdings Co., Ltd.	7,100	77
Olympus Corp.	3,500	67
Suzuken Co., Ltd.	3,400	73
Terumo Corp.	2,300	96

		374

Household & Personal Products 0.2%
Kao Corp.	8,000	234
Shiseido Co., Ltd.	4,000	82

		316

Insurance 0.6%
Aioi Insurance Co., Ltd.	20,000	82
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,500	320
NIPPONKOA Insurance Co., Ltd.	14,000	84
Nissay Dowa General Insurance Co., Ltd.	7,000	31
Sompo Japan Insurance, Inc.	27,000	189
T&D Holdings, Inc.	5,100	195
Tokio Marine Holdings, Inc.	13,200	407

		1,308

Materials 1.6%
Asahi Kasei Corp.	30,000	113
Daicel Chemical Industries Ltd.	6,000	22
Daido Steel Co., Ltd.	6,000	19
DIC Corp.	19,000	31
Hitachi Chemical Co., Ltd.	2,900	30
Hitachi Metals Ltd.	9,000	68
JFE Holdings, Inc.	11,500	293
JSR Corp.	7,000	79
Kaneka Corp.	6,000	28
Kobe Steel Ltd.	59,000	96
Kuraray Co., Ltd.	8,000	61
Mitsubishi Chemical Holdings Corp.	33,000	133
Mitsubishi Gas Chemical Co., Inc.	5,000	18
Mitsubishi Materials Corp.	24,000	54
Mitsubishi Rayon Co., Ltd.	9,000	19
Mitsui Chemicals, Inc.	24,000	84
Mitsui Mining & Smelting Co., Ltd.	21,000	38
Nippon Light Metal Co., Ltd.	27,000	25
Nippon Paper Group, Inc.	67	179
Nippon Steel Corp.	110,000	370
Nisshin Steel Co., Ltd.	31,000	42
Nitto Denko Corp.	4,400	97
Oji Paper Co., Ltd.	45,000	172
Shin-Etsu Chemical Co., Ltd.	5,000	266
Showa Denko K.K.	21,000	32
Sumitomo Chemical Co., Ltd.	29,000	89
Sumitomo Metal Industries Ltd.	68,000	175
Sumitomo Metal Mining Co., Ltd.	8,000	60
Taiheiyo Cement Corp.	37,000	43
Teijin Ltd.	26,000	68
Toray Industries, Inc.	33,000	153
Tosoh Corp.	19,000	38
Toyo Seikan Kaisha Ltd.	7,000	86
Ube Industries Ltd.	16,000	34

		3,115

Media 0.2%
Dentsu, Inc.	50	82
Fuji Television Network, Inc.	55	66
Hakuhodo Dy Holdings, Inc.	1,000	45
Nippon Television Network Corp.	630	61
Tokyo Broadcasting System, Inc.	3,500	62

		316
See financial notes.     11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Pharmaceuticals & Biotechnology 0.7%
Astellas Pharma, Inc.	5,100	205
Chugai Pharmaceutical Co., Ltd.	4,200	60
Daiichi Sankyo Co., Ltd.	7,700	158
Eisai Co., Ltd.	4,100	133
Kyowa Hakko Kogyo Co., Ltd.	12,000	100
Ono Pharmaceutical Co., Ltd.	1,500	67
Shionogi & Co., Ltd.	4,000	68
Taisho Pharmaceutical Co., Ltd.	5,000	90
Takeda Pharmaceutical Co., Ltd.	9,600	477

		1,358

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	1,400	59
Daiwa House Industry Co., Ltd.	17,000	151
Leopalace21 Corp.	2,000	15
Mitsubishi Estate Co., Ltd.	10,000	178
Mitsui Fudosan Co., Ltd.	13,000	227
Sumitomo Realty & Development Co., Ltd.	9,500	155
Tokyu Land Corp.	8,000	23

		808

Retailing 0.3%
Canon Marketing Japan, Inc.	6,100	102
Fast Retailing Co., Ltd.	700	75
Isetan Mitsukoshi Holdings Ltd. *	11,520	108
Marui Group Co., Ltd.	7,200	44
Takashimaya Co., Ltd.	7,000	54
The Daiei, Inc. *	25,300	123
Yamada Denki Co., Ltd.	1,450	79

		585

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	5,400	78
Elpida Memory, Inc. *	3,100	16
NEC Electronics Corp. *	1,200	12
Rohm Co., Ltd.	2,600	125
Sumco Corp.	6,000	65
Tokyo Electron Ltd.	2,000	67

		363

Software & Services 0.2%
KONAMI Corp.	4,700	85
Nintendo Co., Ltd.	430	138
Nomura Research Institute Ltd.	4,300	71
NTT Data Corp.	23	76
Oracle Corp. Japan	1,400	61

		431

Technology Hardware & Equipment 2.1%
Alps Electric Co., Ltd.	5,600	31
Brother Industries Ltd.	8,000	55
Canon, Inc.	23,200	812
Citizen Holdings Co., Ltd.	14,300	79
Fujifilm Holdings Corp.	11,900	274
Fujitsu Ltd.	66,000	259
Hitachi High-Technologies Corp.	1,700	28
Hitachi Ltd.	135,000	634
Hoya Corp.	4,700	86
Ibiden Co., Ltd.	3,900	73
Keyence Corp.	500	96
Konica Minolta Holdings, Inc.	8,500	56
Kyocera Corp.	4,600	270
Murata Manufacturing Co., Ltd.	4,000	138
NEC Corp.	102,000	302
Nidec Corp.	1,000	54
Nippon Electric Glass Co., Ltd.	11,000	66
Oki Electric Industry Co., Ltd. *	16,000	13
OMRON Corp.	7,100	101
Ricoh Co., Ltd.	18,000	194
Seiko Epson Corp.	6,800	102
Tdk Corp.	2,500	84
Toshiba Corp.	80,000	289
Yokogawa Electric Corp.	3,500	16

		4,112

Telecommunication Services 1.2%
KDDI Corp.	87	521
Nippon Telegraph & Telephone Corp.	252	1,028
NTT DoCoMo, Inc.	478	758
SOFTBANK Corp.	9,500	94

		2,401

Transportation 1.1%
All Nippon Airways Co., Ltd.	16,000	61
Central Japan Railway Co.	37	304
East Japan Railway Co.	69	491
Japan Airlines Corp. *	27,000	62
Kawasaki Kisen Kaisha Ltd.	22,000	87
Keihin Electric Express Railway Co., Ltd.	6,000	46
Keio Corp.	10,000	52
Kintetsu Corp.	28,000	107
Mitsui O.S.K. Lines Ltd.	18,000	94
Nagoya Railroad Co., Ltd.	17,000	53
Nippon Express Co., Ltd.	35,000	141
Nippon Yusen Kabushiki Kaisha	24,000	116
Odakyu Electric Railway Co., Ltd.	10,000	73
Seino Holdings Co., Ltd.	6,000	29
Tobu Railway Co., Ltd.	15,000	76
Tokyu Corp.	30,000	118
West Japan Railway Co.	48	211
12     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Yamato Holdings Co., Ltd.	9,000	100

		2,221

Utilities 2.3%
Chubu Electric Power Co., Inc.	22,800	597
Electric Power Development Co., Ltd.	6,300	188
Hokkaido Electric Power Co., Inc.	6,300	141
Hokuriku Electric Power Co.	6,400	169
Kyushu Electric Power Co., Inc.	14,600	335
Osaka Gas Co., Ltd.	52,000	184
Shikoku Electric Power Co., Inc.	4,800	141
The Chugoku Electric Power Co., Inc.	11,400	276
The Kansai Electric Power Co., Inc.	26,500	664
The Tokyo Electric Power Co., Inc.	44,200	1,252
Toho Gas Co., Ltd.	12,000	69
Tohoku Electric Power Co., Inc.	16,100	362
Tokyo Gas Co., Ltd.	51,000	219

		4,597

		43,591

Luxembourg 0.2%

Diversified Financials 0.0%
Reinet Investments S.C.A. *	504	5

Materials 0.1%
ArcelorMittal N.V. *	9,892	257

Media 0.1%
RTL Group	185	10
SES FDR	7,884	142

		152

		414

Netherlands 2.8%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	11,900	198
Hagemeyer N.V. (b)	10,437	65
Koninklijke (Royal) Philips Electronics N.V.	23,810	440
Koninklijke BAM Groep N.V.	3,508	31

		734

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	3,448	67

Consumer Durables & Apparel 0.0%
Hunter Douglas N.V.	886	22

Diversified Financials 0.6%
ING Groep N.V. CVA	129,337	1,213
SNS Reaal	9,394	69

		1,282

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	50,366	541

Food, Beverage & Tobacco 0.5%
CSM	2,443	45
Heineken Holding N.V.	2,513	76
Heineken N.V.	3,400	115
Nutreco Holding N.V.	1,070	34
Unilever N.V. CVA	30,615	738

		1,008

Insurance 0.2%
Aegon N.V.	78,415	326

Materials 0.2%
Akzo Nobel N.V.	5,363	223
Koninklijke DSM N.V.	6,523	181

		404

Media 0.1%
Wolters Kluwer N.V.	6,361	113

Real Estate 0.1%
Corio N.V.	1,327	71
Wereldhave N.V.	650	54

		125

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,639	81
STMicroelectronics N.V.	22,180	182

		263

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	36,302	511

Transportation 0.1%
TNT N.V.	7,710	163

		5,559

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	7,894	27

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	91,236	124

Utilities 0.0%
Contact Energy Ltd.	11,106	47

		198
See financial notes.      13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Norway 0.6%

Banks 0.1%
DnB NOR A.S.A.	22,841	132

Capital Goods 0.1%
Orkla A.S.A.	20,554	137

Energy 0.2%
Aker A.S.A., Class A	727	16
Aker Solutions A.S.A.	3,200	18
StatoilHydro A.S.A.	23,064	464

		498

Insurance 0.0%
Storebrand A.S.A.	7,500	18

Materials 0.2%
Norsk Hydro A.S.A.	53,901	225
Norske Skogindustrier A.S.A. *	26,382	91
Yara International A.S.A.	1,500	31

		347

Telecommunication Services 0.0%
Telenor A.S.A.	12,184	73

Utilities 0.0%
Hafslund A.S.A., B Shares	1,550	16

		1,221

Portugal 0.3%

Banks 0.1%
Banco BPI S.A. — Reg’d	3,890	8
Banco Comercial Portugues S.A. — Reg’d	80,798	94
Banco Espirito Santo, S.A. Reg’d	2,575	24

		126

Energy 0.0%
Galp Energia SGPS S.A., B Shares	2,594	24

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	5,189	26

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	7,034	32

Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. — Reg’d	25,930	171

Transportation 0.0%
Brisa — Private Shares	6,689	51

Utilities 0.1%
EDP — Energias de Portugal S.A.	48,710	166

		596

Singapore 0.6%

Banks 0.2%
DBS Group Holdings Ltd.	23,056	176
Oversea-Chinese Banking Corp., Ltd.	37,897	128
United Overseas Bank Ltd.	25,238	228

		532

Capital Goods 0.1%
Fraser & Neave Ltd.	27,000	51
Hi-P International Ltd.	244,000	57
Keppel Corp., Ltd.	12,000	37
SembCorp Industries Ltd.	14,000	24
Singapore Technologies Engineering Ltd.	47,700	75

		244

Media 0.0%
Singapore Press Holdings Ltd.	30,000	66

Real Estate 0.1%
Capitaland Ltd.	45,000	90
City Developments Ltd.	9,000	40

		130

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	107,486	181

Transportation 0.1%
Neptune Orient Lines Ltd.	27,146	23
Singapore Airlines Ltd.	15,270	117

		140

		1,293

Spain 3.2%

Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	76,509	888
Banco de Sabadell S.A.	15,821	108
Banco Espanol de Credito S.A.	3,672	47
Banco Popular Espanol S.A.	22,735	207
Banco Santander S.A.	144,805	1,566
Banco Santander S.A. — Reg’d	8,581	94
Bankinter S.A.	3,886	42

		2,952
14     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	3,578	133
Fomento de Construcciones y Contratas S.A. (FCC)	1,589	63
Grupo Ferrovial S.A.	1,593	49
Sacyr Vallehermoso S.A.	2,266	21

		266

Energy 0.4%
Compania Espanola de Petroleos S.A.	861	76
Repsol YPF S.A.	35,286	671

		747

Insurance 0.0%
Mapfre S.A.	14,284	45

Materials 0.0%
Acerinox S.A.	5,359	67

Media 0.0%
Gestevision Telecinco S.A.	1,474	12

Retailing 0.1%
Industria de Diseno Textil S.A.	2,396	81

Telecommunication Services 0.7%
Telefonica S.A.	72,631	1,345

Transportation 0.1%
Abertis Infraestructuras S.A.	4,700	81
Iberia Lineas Aereas de Espana S.A.	21,324	50

		131

Utilities 0.3%
Acciona S.A.	321	30
Enagas	1,718	34
Gas Natural SDG S.A.	2,823	87
Iberdrola S.A.	50,910	368
Union Fenosa S.A.	4,752	101

		620

		6,266

Sweden 2.0%

Banks 0.4%
Nordea Bank AB	53,535	429
Skandinaviska Enskilda Banken AB, A Shares	13,470	134
Svenska Handelsbanken AB, A Shares	13,273	244
Swedbank AB, A Shares	8,842	73

		880

Capital Goods 0.5%
AB SKF, B Shares	9,944	91
Assa Abloy AB, B Shares	6,335	71
Atlas Copco AB, A Shares	12,032	101
Atlas Copco AB, B Shares	12,600	94
NCC AB, B Shares	3,597	29
Sandvik AB	19,029	123
Scania AB, A Shares	2,579	21
Scania AB, B Shares	7,250	60
Skanska AB, B Shares	14,917	131
Trelleborg AB, B Shares	4,199	25
Volvo AB, A Shares	16,403	85
Volvo AB, B Shares	35,000	183

		1,014

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	10,800	104

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	17,747	163
Husqvarna AB, B Shares	6,700	47

		210

Diversified Financials 0.3%
Industrivarden AB, A Shares	10,700	82
Industrivarden AB, C Shares	5,239	35
Investor AB, B Shares	24,710	373
Kinnevik Investment AB	4,268	33
L E Lundbergforetagen AB, B Shares	771	25

		548

Materials 0.2%
Boliden AB	7,650	18
Holmen AB, B Shares	3,600	101
SSAB Svenskt Stal AB, A Shares	4,300	44
SSAB Svenskt Stal AB, B Shares	3,000	27
Svenska Cellulosa AB (SCA), B Shares	24,100	178

		368

Retailing 0.1%
Hennes & Mauritz AB, B Shares	3,719	133

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	64,582	440

Telecommunication Services 0.1%
Tele2 AB, B Shares	8,400	72
See financial notes.      15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
TeliaSonera AB	54,466	239

		311

Transportation 0.0%
SAS AB *	4,533	24

		4,032

Switzerland 5.7%

Capital Goods 0.1%
ABB Ltd. — Reg’d *	14,406	189
Schindler Holding AG — Reg’d	606	28

		217

Commercial & Professional Supplies 0.1%
Adecco S.A. — Reg’d	3,448	120
SGS S.A. — Reg’d	92	91

		211

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	3,688	78
Swatch Group AG	304	47
Swatch Group AG — Reg’d	2,759	79

		204

Diversified Financials 1.6%
Credit Suisse Group AG — Reg’d	32,050	1,198
Julius Baer Holding AG — Reg’d	1,747	68
Pargesa Holding S.A.	1,195	92
UBS AG — Reg’d *	107,915	1,831

		3,189

Energy 0.0%
Petroplus Holdings AG *	1,381	37

Food, Beverage & Tobacco 1.0%
Nestle S.A. — Reg’d	52,594	2,045

Insurance 0.7%
Baloise Holding AG — Reg’d	1,413	76
Helvetia Holding AG	111	19
Swiss Life Holding — Reg’d *	1,679	151
Swiss Re — Reg’d	10,874	453
Zurich Financial Services AG — Reg’d	3,657	742

		1,441

Materials 0.3%
Ciba Holding AG	2,850	119
Clariant AG — Reg’d *	14,283	89
Givaudan S.A. — Reg’d	70	48
Holcim Ltd. — Reg’d	3,408	193
Syngenta AG — Reg’d	686	128

		577

Pharmaceuticals & Biotechnology 1.6%
Novartis AG — Reg’d.	36,804	1,868
Roche Holding AG	7,854	1,201
Roche Holding AG — Bearer Shares	222	35

		3,104

Telecommunication Services 0.1%
Swisscom AG — Reg’d	534	163

Transportation 0.0%
Kuehne & Nagel International AG — Reg’d	963	58

Utilities 0.1%
BKW FMB Energie AG	822	74

		11,320

United Kingdom 21.4%

Automobiles & Components 0.0%
GKN plc	24,576	47

Banks 3.9%
Barclays plc	302,135	866
Bradford & Bingley plc (a)(b)	87,225	—
HBOS plc	266,674	437
HSBC Holdings plc	376,391	4,458
Lloyds TSB Group plc	233,584	755
Northern Rock plc (a)(b)	4,722	—
Royal Bank of Scotland Group plc	740,449	816
Standard Chartered plc	21,191	350

		7,682

Capital Goods 0.5%
BAE Systems plc	55,595	313
Balfour Beatty plc	8,749	35
Bunzl plc	6,706	67
IMI plc	9,623	43
Rolls-Royce Group plc *	31,844	169
Rolls-Royce Group plc, C Shares (a)*	1,821,477	—
Smiths Group plc	11,584	149
Tomkins plc	39,315	72
Travis Perkins plc	4,014	19
Wolseley plc	34,014	186

		1,053

Commercial & Professional Supplies 0.1%
Experian Group Ltd.	10,245	56
G4S plc	30,333	92
16     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Hays plc	33,584	37
Rentokil Initial plc	67,811	49

		234

Consumer Durables & Apparel 0.1%
Barratt Developments plc	18,899	24
Bellway plc	4,836	42
Persimmon plc	13,108	63
Taylor Wimpey plc	40,452	7

		136

Consumer Services 0.7%
Carnival plc	16,847	371
Compass Group plc	60,460	281
Enterprise Inns plc	12,977	21
InterContinental Hotels Group plc	17,123	145
Ladbrokes plc	119,386	304
Mitchells & Butlers plc	39,257	99
Punch Taverns plc	7,652	19
Rank Group plc *	52,750	49
Tui Travel plc	21,998	67
Whitbread plc	6,521	95
William Hill plc	20,202	62

		1,513

Diversified Financials 0.3%
3i Group plc	13,284	116
Close Brothers Group plc	3,413	30
ICAP plc	14,091	70
Investec plc	12,067	46
Man Group plc	18,934	109
Provident Financial plc	5,972	76
Schroders plc	6,745	87
Schroders plc — Non Voting	1,318	14

		548

Energy 5.1%
AMEC plc	12,470	104
BG Group plc	22,074	325
BP plc	614,645	5,010
Royal Dutch Shell plc, Class A	98,631	2,710
Royal Dutch Shell plc, Class B	75,539	2,048

		10,197

Food & Staples Retailing 0.8%
J Sainsbury plc	72,627	332
Tesco plc	172,541	945
William Morrison Supermarkets plc	57,473	245

		1,522

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	10,015	112
British American Tobacco plc	24,155	663
Cadbury plc	26,646	245
Diageo plc	43,342	661
Imperial Tobacco Group plc	14,641	392
SABMiller plc	11,289	179
Tate & Lyle plc	14,942	89
Unilever plc	25,366	570

		2,911

Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,683	70

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	5,920	250

Insurance 1.1%
Aviva plc	121,753	726
Friends Provident plc	91,862	105
Legal & General Group plc	272,140	313
Old Mutual plc	106,873	87
Prudential plc	77,124	388
Royal & Sun Alliance Insurance Group plc	117,522	261
Standard Life plc	85,547	331

		2,211

Materials 0.7%
Anglo American plc	9,965	250
Antofagasta plc	13,781	85
BHP Billiton plc	15,549	264
Johnson Matthey plc	4,969	75
Kazakhmys plc	15,251	72
Lonmin plc	4,334	81
Mondi plc	16,154	59
Rexam plc	16,904	102
Rio Tinto plc	5,768	269
Vedanta Resources plc	5,851	81
Xstrata plc	4,575	78

		1,416

Media 0.5%
Aegis Group plc	48,503	51
British Sky Broadcasting Group plc	13,537	82
Daily Mail & General Trust plc	7,587	36
ITV plc	116,077	56
Pearson plc	23,287	232
Reed Elsevier plc	5,903	52
Thomson Reuters plc	5,471	95
Trinity Mirror plc	11,998	7
United Business Media Ltd.	19,328	126
WPP Group plc	43,549	260
Yell Group plc	28,100	28

		1,025
See financial notes.     17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Pharmaceuticals & Biotechnology 1.9%
AstraZeneca plc	34,109	1,446
GlaxoSmithKline plc	117,840	2,265
Shire Ltd.	6,028	79

		3,790

Real Estate 0.3%
British Land Co. plc	17,923	179
Hammerson plc	8,163	94
Land Securities Group plc	15,319	272
Liberty International plc	5,424	60
Segro plc	12,158	55

		660

Retailing 0.5%
DSG International plc	216,168	112
Home Retail Group plc	44,355	141
Inchcape plc	12,528	16
Kesa Electricals plc	23,615	30
Kingfisher plc	241,083	445
Marks & Spencer Group plc	46,448	165
Next plc	5,272	90
The Carphone Warehouse Group plc	5,416	12

		1,011

Software & Services 0.1%
Logica plc	49,133	55
The Sage Group plc	23,326	65

		120

Technology Hardware & Equipment 0.0%
Electrocomponents plc	24,968	57

Telecommunication Services 1.8%
BT Group plc	298,769	562
Cable & Wireless	54,058	107
Vodafone Group plc	1,476,379	2,840

		3,509

Transportation 0.2%
Arriva plc	5,853	57
British Airways plc	30,501	67
EasyJet plc *	17,759	89
FirstGroup plc	12,810	84
National Express Group plc	4,036	37

		334

Utilities 1.2%
British Energy Group plc	22,184	265
Centrica plc	88,984	437
Drax Group plc	10,281	96
International Power plc	15,475	55
National Grid plc	60,888	686
Pennon Group plc	7,014	61
Scottish & Southern Energy plc	17,099	335
Severn Trent plc	7,318	162
United Utilities Group plc	20,768	234

		2,331

		42,627

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	634	82

Total Common Stock (Cost $327,168)		191,440

Other Investment Companies 2.5% of net assets

United States 2.5%
iShares MSCI EAFE Index Fund	110,000	4,908

Total Other Investment Companies (Cost $4,484)		4,908

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	2,690	235
Volkswagen AG	3,391	209

		444

Health Care Equipment & Services 0.1%
Fresenius SE	1,716	109

Household & Personal Products 0.1%
Henkel KGaA	4,694	134

Media 0.0%
Prosiebensat.1 Media AG	1,900	6

		693

Italy 0.1%

Diversified Financials 0.1%
Istituto Finanziario Industriale S.p.A. *	9,876	86

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	53,859	59

		145
18     See financial notes.

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	300	13

Total Preferred Stock (Cost $1,733)		851

Rights 0.0% of net assets

Australia 0.0%
Goodman Group (a)	11,312	—
Gpt Group (a)	50,939	5

		5

Belgium 0.0%
Fortis (a)(b)*	12,748	—

Netherlands 0.0%
Fortis Bank Nv/Sa (b)	12,654	—

Total Rights (Cost $—)		5

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Citibank, London Time Deposit
0.56%, 11/03/08	1,098	1,098

Total Short-Term Investment (Cost $1,098)		1,098

End of Investments.
(All dollar amount are x 1,000)
At 10/31/08 the tax basis cost of the fund’s investments was $342,137 and the unrealized appreciation and depreciation were $2,699 and ($146,535), respectively, with a net unrealized depreciation of ($143,836).
At 10/31/08, the prices of certain foreign securities held by the fund aggregating $182,281 were adjusted from their closing market prices following the guidelines by the fund’s Board of Trustees.

* Non-income producing security.

(a) Fair-valued by Management.

(b) Illiquid security. At the period end, the value of these amounted to $95 or 0.1% of net assets.

CVA – Dutch Certificate

FDR – Fiduciary Depositary Receipt

GDR – Global Depository Receipt

Reg’d – Registered
See financial notes.     19

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.4%	Common Stock	27,473	17,237
8.6%	Preferred Stock	3,108	1,714
2.6%	Other Investment Companies	527	510
0.3%	Short-Term Investments	70	70

97.9%	Total Investments	31,178	19,531
2.1%	Other Assets and Liabilities		413

100.0%	Net Assets		19,944

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 86.4% of net assets

Argentina 0.2%

Energy 0.1%
Petrobras Energia Participaciones S.A.	29,401	21

Materials 0.1%
Siderar S.A.I.C., Class A	2,000	10

Telecommunication Services 0.0%
Telecom Argentina S.A., Class B *	6,334	8

		39

Brazil 3.0%

Banks 0.3%
Banco do Brasil S.A.	7,100	48
Banco Nossa Caixa S.A.	1,000	15

		63

Capital Goods 0.2%
Empresa Brasileira de Aeronautica S.A.	5,700	30

Energy 0.8%
Petroleo Brasileiro S.A.	11,900	158

Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	100	3
Souza Cruz S.A.	800	15

		18

Materials 0.6%
Companhia Siderurgica Nacional S.A.	3,300	44
Companhia Vale do Rio Doce	4,300	56
Gerdau S.A.	400	2
Usinas Siderurgicas de Minas Gerais S.A.	500	6

		108

Telecommunication Services 0.2%
Brasil Telecom Participacoes S.A.	700	15
Tele Norte Leste Participacoes S.A.	800	13
Telesp — Telecomunicacoes de Sao Paulo S.A.	900	15
Tim Participacoes S.A. *	1,400	4

		47

Utilities 0.8%
Centrais Eletricas Brasileiras S.A. *	10,500	127
Companhia de Saneamento Basico do Estado de Sao Paulo *	1,200	14
Companhia Energetica de Minas Gerais	104	1
CPFL Energia S.A.	400	6
Tractebel Energia S.A.	2,300	18

		166

		590

Chile 0.8%

Banks 0.1%
Banco Santander Chile S.A.	421,108	13

Capital Goods 0.1%
Empresas Copec S.A.	3,918	32

Food & Staples Retailing 0.0%
Cencosud S.A.	2,035	3

Retailing 0.1%
S.A.C.I. Falabella S.A.	4,073	11
See financial notes.     1

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Utilities 0.5%
Empresa Nacional de Electricidad S.A.	33,941	40
Enersis S.A.	266,802	72

		112

		171

China 18.3%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	40,000	11

Banks 3.5%
Bank of China Ltd., Class H	543,000	159
Bank of Communications Co., Ltd., Class H	70,000	41
China CITIC Bank, Class H	46,000	14
China Construction Bank Corp., Class H	433,000	215
China Merchants Bank Co., Ltd., Class H	22,500	35
Industrial & Commercial Bank of China Ltd., Class H	502,000	236

		700

Capital Goods 0.5%
China Communications Construction Co., Ltd., Class H	14,000	10
China International Marine Containers (Group) Co., Ltd., Class B	33,000	17
China Railway Group Ltd., Class H *	124,000	72
Shanghai Electric Group Co., Ltd., Class H *	26,000	8

		107

Energy 11.0%
China Coal Energy Co., Class H	29,000	17
China Petroleum & Chemical Corp., Class H	674,000	443
China Shenhua Energy Co., Ltd., Class H	70,000	133
PetroChina Co., Ltd., Class H	2,109,000	1,586
Yanzhou Coal Mining Co., Ltd., Class H	22,000	13

		2,192

Insurance 1.5%
China Life Insurance Co., Ltd., Class H	84,000	224
PICC Property & Casualty Co., Ltd., Class H *	22,000	6
Ping An Insurance (Group) Co., of China Ltd., Class H	16,500	71

		301

Materials 0.4%
Aluminum Corp. of China Ltd., Class H	67,000	24
Angang Steel Co., Ltd., Class H	22,000	14
Jiangxi Copper Co., Ltd., Class H	11,000	5
Maanshan Iron & Steel Co., Ltd., Class H	69,000	13
Sinopec Shanghai Petrochemical Co., Ltd., Class H	90,000	17

		73

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	212,000	76

Transportation 0.4%
Air China Ltd., Class H	40,000	11
China COSCO Holdings Co., Ltd., Class H	22,500	12
China Shipping Container Lines Co., Ltd., Class H	137,000	16
China Shipping Development Co. Ltd., Class H	9,000	9
China Southern Airlines Co., Ltd., Class H *	51,500	8
Jiangsu Expressway Co., Ltd., Class H	27,000	19
Zhejiang Expressway Co., Ltd., Class H	22,000	10

		85

Utilities 0.5%
Datang International Power Generation Co., Ltd., Class H	75,000	28
Huadian Power International Corp., Ltd., Class H	72,000	13
Huaneng Power International, Inc., Class H	133,000	65

		106

		3,651

Columbia 0.0%

Diversified Financials 0.0%
Suramericana de Inversiones S.A.	1,429	8
2      See financial notes.

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Czech Republic 0.6%

Banks 0.1%
Komercni Banka A/S	60	9

Materials 0.0%
Unipetrol A/S	900	7

Telecommunication Services 0.3%
Telefonica 02 Czech Republic A/S	2,900	63

Utilities 0.2%
CEZ	900	39

		118

Hungary 0.6%

Banks 0.2%
OTP Bank Nyrt. *	2,975	49

Energy 0.3%
MOL Hungarian Oil & Gas Nyrt.	924	50

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	6,933	22

		121

India 2.8%

Banks 0.3%
Bank of Baroda	1,305	6
Canara Bank Ltd.	2,498	9
ICICI Bank Ltd.	2,575	22
Punjab National Bank Ltd.	1,026	9
State Bank of India	480	11

		57

Capital Goods 0.1%
Bharat Heavy Electricals Ltd.	245	7
Larsen & Toubro Ltd.	777	13
Tata Motors Ltd.	1,787	6

		26

Energy 1.0%
Bharat Petroleum Corp., Ltd.	3,561	21
Hindustan Petroleum Corp., Ltd.	9,583	37
Indian Oil Corp., Ltd.	2,514	17
Oil & Natural Gas Corp., Ltd.	3,344	47
Reliance Industries Ltd.	2,616	74

		196

Food, Beverage & Tobacco 0.2%
ITC Ltd.	12,282	39

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	6,310	29

Materials 0.3%
Grasim Industries Ltd.	627	14
Hindalco Industries Ltd.	11,052	14
Steel Authority of India Ltd.	2,891	5
Tata Steel Ltd.	4,580	20

		53

Software & Services 0.4%
Infosys Technologies Ltd.	2,451	71
Tata Consultancy Services	662	7
Wipro Ltd.	1,059	6

		84

Telecommunication Services 0.2%
Bharti Airtel Ltd. *	1,581	22
Mahanagar Telephone Nigam Ltd.	6,271	9
Reliance Communications Ltd.	1,439	6

		37

Utilities 0.2%
Gail India Ltd.	3,888	17
NTPC Ltd.	5,419	16

		33

		554

Indonesia 0.8%

Automobiles & Components 0.1%
PT Astra International Tbk	26,000	21

Banks 0.3%
PT Bank Central Asia Tbk	113,000	28
PT Bank Danamon Indonesia Tbk	13,000	3
PT Bank Mandiri	69,500	10
PT Bank Rakyat Indonesia	53,500	16

		57

Food, Beverage & Tobacco 0.0%
PT Gudang Garam Tbk	22,500	9

Telecommunication Services 0.4%
PT Indosat Tbk	33,500	16
PT Telekomunikasi Indonesia	108,000	54

		70

		157

Israel 1.9%

Banks 0.5%
Bank Hapoalim B.M.	27,456	62
Bank Leumi Le-Israel	10,085	27
See financial notes.     3

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Israel Discount Bank, Class A	6,107	6

		95

Capital Goods 0.1%
Discount Investment Corp. — Reg’d	615	7
IDB Development Corp., Ltd.	877	10
IDB Holding Corp., Ltd.	818	13

		30

Materials 0.2%
Israel Chemicals Ltd.	2,082	21
The Israel Corp., Ltd.	20	9

		30

Pharmaceuticals & Biotechnology 0.9%
Teva Pharmaceutical Industries Ltd.	4,118	176

Telecommunication Services 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	30,420	45

		376

Luxembourg 0.2%

Diversified Financials 0.0%
Reinet Investments SCA *	2,854	4

Energy 0.2%
Tenaris S.A.	2,588	29

		33

Malaysia 2.8%

Banks 1.1%
Bumiputra-Commerce Holdings Berhad	21,900	38
Malayan Banking Berhad	55,700	85
Public Bank Berhad	39,900	94

		217

Capital Goods 0.2%
Sime Darby Berhad	25,100	44

Consumer Services 0.2%
Genting Berhad	23,900	31

Food, Beverage & Tobacco 0.2%
British American Tobacco Malaysia Berhad	2,800	33
IOI Corp., Berhad	16,700	13

		46

Telecommunication Services 0.3%
Telekom Malaysia Berhad	16,500	16
TM International Bhd *	39,300	50

		66

Transportation 0.4%
MISC Berhad	23,400	54
PLUS Expressways Berhad	23,300	17

		71

Utilities 0.4%
Petronas Gas Berhad	7,400	20
Tenaga Nasional Berhad	14,400	25
YTL Corp. Berhad	11,100	20
YTL Power International Berhad	32,007	15

		80

		555

Mexico 6.4%

Banks 0.1%
Grupo Financiero Banorte S.A.B. de C.V., Class O	14,000	27

Capital Goods 0.1%
Alfa S.A.B., Class A	6,700	13

Food & Staples Retailing 0.3%
Organizacion Soriana S.A.B de C.V., Series B *	5,100	10
Wal-Mart de Mexico S.A.B. de C.V., Series V	19,300	52

		62

Food, Beverage & Tobacco 1.4%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	16,500	56
Fomento Economico Mexicano S.A.B. de C.V.	42,900	108
Grupo Bimbo S.A.B. de C.V., Series A	3,700	18
Grupo Modelo, S.A. de C.V., Series C	31,000	94

		276

Household & Personal Products 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	11,800	38

Materials 0.9%
Cemex S.A.B. de C.V. *	136,400	103
Grupo Mexico S.A.B. de C.V., Series B	79,699	71

		174

Media 0.3%
Grupo Televisa S.A.	19,100	66
4     See financial notes.

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Telecommunication Services 3.1%
America Movil S.A.B. de C.V., Series L	104,600	161
Carso Global Telecom S.A.B. de C.V., Class A1 *	26,200	101
Telefonos de Mexico S.A.B. de C.V.	251,500	225
Telmex Internacional S.A.B. de C.V., Class L	253,100	134

		621

		1,277

Philippines 0.1%

Banks 0.1%
Bank of the Philippine Islands	9,000	8

Telecommunication Services 0.0%
Philippine Long Distance Telephone Co.	150	6

		14

Poland 1.6%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	524	8
Bank Pekao S.A.	827	38
Bank Przemyslowo-Handlowy *	581	9
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,194	36

		91

Energy 0.6%
Polski Koncern Naftowy Orlen S.A.	10,428	106
Polskie Gornictwo Naftowe I Gazownictwo S.A.	13,743	17

		123

Materials 0.1%
KGHM Polska Miedz S.A.	1,142	13

Telecommunication Services 0.5%
Telekomunikacja Polska S.A.	13,091	99

		326

Republic of Korea 17.1%

Automobiles & Components 1.9%
Hyundai Mobis	851	50
Hyundai Motor Co.	5,183	240
Kia Motors Corp. *	10,090	85
Korea Kumho Petrochemical Co., Ltd.	910	12

		387

Banks 1.4%
Hana Financial Group, Inc.	1,340	21
Industrial Bank of Korea	1,570	9
KB Financial Group, Inc. *	5,332	132
Korea Exchange Bank	3,090	17
Shinhan Financial Group Co., Ltd.	3,540	86
Woori Finance Holdings Co., Ltd.	2,710	15

		280

Capital Goods 3.1%
CJ Corp. *	398	11
Daelim Industrial Co., Ltd.	337	10
Daewoo Engineering & Construction Co., Ltd.	770	5
Doosan Corp. *	484	35
Doosan Heavy Industries & Construction Co., Ltd.	149	7
GS Engineering & Construction Corp.	268	13
Hyundai Engineering & Construction Co., Ltd.	420	17
Hyundai Heavy Industries Co., Ltd.	203	27
Kumho Industrial Co., Ltd.	920	8
LG Corp.	3,598	144
LG International Corp.	3,630	41
LS Corp.	469	20
Samsung C & T Corp.	2,260	72
SK Holdings Co., Ltd.	2,907	195
SK Networks Co., Ltd. *	1,878	12

		617

Consumer Durables & Apparel 1.0%
LG Electronics, Inc.	2,524	188

Diversified Financials 0.0%
Samsung Card Co., Ltd.	317	8

Energy 0.7%
GS Holdings Corp.	1,650	33
S-Oil Corp.	1,701	86
SK Energy Co., Ltd.	468	27

		146

Food & Staples Retailing 0.2%
Shinsegae Co., Ltd.	97	34

Food, Beverage & Tobacco 0.2%
KT&G Corp.	611	39
See financial notes.     5

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Insurance 0.2%
Samsung Fire & Marine Insurance Co., Ltd.	319	42

Materials 1.6%
Dongkuk Steel Mill Co., Ltd.	790	13
Hanwha Corp.	1,709	27
Hyosung Corp.	710	17
Hyundai Steel Co.	343	10
LG Chem Ltd.	916	55
POSCO	740	204

		326

Retailing 0.0%
Lotte Shopping Co., Ltd	63	9

Semiconductors & Semiconductor Equipment 3.9%
Hynix Semiconductor, Inc. *	2,730	23
Samsung Electronics Co., Ltd.	1,779	750

		773

Technology Hardware & Equipment 0.4%
LG Display Co., Ltd.	880	16
Samsung SDI Co., Ltd. *	1,050	59

		75

Telecommunication Services 1.5%
KT Corp.	3,840	98
KT Freetel Co., Ltd. *	1,680	35
LG Dacom Corp.	1,244	17
LG Telecom Ltd.	2,784	20
SK Telecom Co., Ltd.	773	123

		293

Transportation 0.2%
Hanjin Shipping Co., Ltd.	1,340	18
Hyundai Merchant Marine Co., Ltd.	580	15
Korean Air Lines Co., Ltd.	513	15

		48

Utilities 0.8%
Korea Electric Power Corp.	6,850	136
Korea Gas Corp.	444	17

		153

		3,418

Russia 5.7%

Banks 0.4%
Sberbank GDR — Reg’d	294	52
VTB Bank OJSC GDR — Reg’d	9,129	29

		81

Energy 4.6%
Gazprom ADR — Reg’d	15,797	314
LUKOIL ADR	7,990	307
Rosneft Oil Co. GDR	13,092	60
Surgutneftegaz ADR	26,882	174
Tatneft GDR	1,502	66

		921

Materials 0.4%
Cherepovets MK Severstal GDR	1,691	6
Mining & Metallurgical Co., Norilsk Nickel	6,627	67

		73

Telecommunication Services 0.3%
Mobile TeleSystems ADR	960	38
Sistema JSFC GDR	1,746	13
Vimpel-Communications ADR	578	8

		59

Utilities 0.0%
Federal Grid Co. Unified Energy System JSC GDR (a)*	285	—

		1,134

South Africa 6.9%

Banks 1.4%
ABSA Group Ltd.	5,575	58
Nedbank Group Ltd.	4,180	41
Standard Bank Group Ltd.	23,838	189

		288

Capital Goods 0.6%
Barloworld Ltd.	8,040	47
Bidvest Group Ltd. *	5,416	58
Eqstra Holdings Ltd. *	8,237	8

		113

Diversified Financials 0.8%
FirstRand Ltd.	68,125	99
Remgro Ltd.	4,727	35
RMB Holdings Ltd.	9,037	21

		155

Energy 0.7%
Sasol	4,801	142

Food & Staples Retailing 0.1%
Pick’n Pay Stores Ltd.	5,911	19

Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	3,117	45
6     See financial notes.

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Insurance 0.7%
Liberty Group Ltd.	4,348	27
Sanlam Ltd.	65,728	108

		135

Materials 1.2%
Anglo Platinum Ltd.	745	31
ArcelorMittal South Africa Ltd.	2,351	22
Gold Fields Ltd.	5,177	36
Harmony Gold Mining Co., Ltd. *	4,111	30
Impala Platinum Holdings Ltd.	3,450	36
Mondi Ltd.	12,949	54
Sappi Ltd.	5,973	37

		246

Pharmaceuticals & Biotechnology 0.1%
Adcock Ingram Holdings Ltd. *	3,167	11

Telecommunication Services 0.8%
MTN Group Ltd.	8,454	95
Telkom South Africa Ltd.	6,385	69

		164

Transportation 0.3%
Imperial Holdings Ltd.	8,679	50

		1,368

Taiwan 14.2%

Automobiles & Components 0.1%
China Motor Corp.	36,000	12
Yulon Motor Co., Ltd.	28,312	12

		24

Banks 1.5%
Chang Hwa Commercial Bank	63,000	24
China Development Financial Holding Corp.	172,275	34
Chinatrust Financial Holding Co., Ltd.	128,158	37
First Financial Holding Co., Ltd.	68,612	32
Hua Nan Financial Holdings Co., Ltd.	71,040	37
Mega Financial Holding Co., Ltd.	189,000	52
SinoPac Financial Holdings Co., Ltd.	142,000	30
Taishin Financial Holdings Co., Ltd.	165,000	25
Taiwan Cooperative Bank	57,700	28

		299

Capital Goods 0.1%
Far Eastern Textile Ltd.	44,640	26

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	79,299	36

Diversified Financials 0.4%
Fubon Financial Holding Co. Ltd.	124,000	75

Energy 0.1%
Formosa Petrochemical Corp.	13,000	30

Food & Staples Retailing 0.1%
President Chain Store Corp.	6,000	14

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	41,450	35

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	53,850	58
Shin Kong Financial Holding Co., Ltd.	55,899	15

		73

Materials 2.5%
China Steel Corp.	203,200	147
Formosa Chemicals & Fibre Corp.	77,000	124
Formosa Plastics Corp.	67,000	113
Nan Ya Plastics Corp.	80,000	111
Taiwan Cement Corp.	16,100	8

		503

Semiconductors & Semiconductor Equipment 3.6%
Advanced Semiconductor Engineering, Inc.	54,070	23
Inotera Memories, Inc. *	18,000	4
MediaTek, Inc.	7,050	63
Nanya Technology Corp. *	80,000	14
Powerchip Semiconductor Corp. *	230,000	27
ProMOS Technologies, Inc. *	230,000	15
Siliconware Precision Industries Co.	38,270	40
Taiwan Semiconductor Manufacturing Co., Ltd.	323,169	470
United Microelectronics Corp.	236,965	65

		721

Technology Hardware & Equipment 3.3%
Acer, Inc.	66,660	86
Asustek Computer, Inc.	51,190	73
AU Optronics Corp.	94,049	66
Chi Mei Optoelectronics Corp.	62,150	23
Chunghwa Picture Tubes Ltd.	146,000	15
Compal Electronics, Inc.	115,425	83
Delta Electronics, Inc.	19,280	44
Hon Hai Precision Industry Co., Ltd.	55,950	135
See financial notes.     7

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Inventec Co., Ltd.	87,050	27
Lite-On Technology Corp.	57,210	36
Qisda Corp.	40,920	10
Quanta Computer, Inc.	50,020	52
Tatung Co., Ltd. *	85,000	15

		665

Telecommunication Services 1.4%
Chunghwa Telecom Co., Ltd.	118,900	197
Far EasTone Telecommunications Co., Ltd.	35,622	38
Taiwan Mobile Co., Ltd.	30,000	41

		276

Transportation 0.3%
China Airlines *	47,000	11
Evergreen Marine Corp.	38,000	20
Wan Hai Lines Ltd.	29,850	12
Yang Ming Marine Transport	49,699	14

		57

		2,834

Thailand 1.0%

Banks 0.2%
Bangkok Bank Public Co., Ltd. — Reg’d	6,800	14
Kasikornbank Public Co., Ltd.	6,300	9
Krung Thai Bank Public Co., Ltd.	40,800	5
Siam Commercial Bank Public Co., Ltd.	8,700	13

		41

Diversified Financials 0.0%
KGI Securities Thailand Public Co., Ltd.	329,200	7

Energy 0.4%
IRPC PCL	98,100	6
PTT Aromatics & Refining PCL	25,900	8
PTT Exploration & Production Public Co., Ltd.	7,000	17
PTT Public Co., Ltd.	8,200	37
Thai Oil Public Co., Ltd.	10,500	6

		74

Materials 0.3%
Nakornthai Strip Mill Public Co., Ltd. *	12,692,900	40
PTT Chemical PCL	2,700	3
The Siam Cement Public Co., Ltd.	4,100	12

		55

Telecommunication Services 0.1%
Advanced Info Service Public Co. Ltd.	10,700	21

Transportation 0.0%
Thai Airways International Public Co., Ltd.	15,900	3

		201

Turkey 1.2%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	1,146	4

Banks 0.4%
Akbank T.A.S.	9,853	34
Turkiye Garanti Bankasi A/S *	8,784	15
Turkiye Is Bankasi, Class C	9,973	28
Turkiye Vakiflar Bankasi T.A.O., Class D	9,414	9

		86

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	30,789	24
Enka Insaat ve Sanayi A/S	637	3
Koc Holding A/S *	23,748	44

		71

Consumer Durables & Apparel 0.0%
Arcelik A/S	2,446	3

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	6,905	17

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	2,671	34

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir)	6,081	19

Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S	1,691	8

		242

United Kingdom 0.2%

Food, Beverage & Tobacco 0.2%
British American Tobacco plc *	1,819	50

Total Common Stock (Cost $27,473)		17,237

8      See financial notes.

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Preferred Stock 8.6% of net assets

Brazil 8.6%

Banks 2.3%
Banco Bradesco S.A.	22,100	256
Banco Itau Holding Financeira S.A.	19,550	210

		466

Energy 1.9%
Petroleo Brasileiro S.A.	34,500	371

Food & Staples Retailing 0.3%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	3,200	50

Food, Beverage & Tobacco 0.4%
Companhia de Bebidas das Americas	1,910	80

Materials 1.8%
Aracruz Celulose S.A., Class B	10,700	13
Braskem S.A., Class A	8,200	36
Companhia Vale do Rio Doce, Class A	11,200	131
Gerdau S.A.	7,800	50
Metalurgica Gerdau S.A.	7,900	71
Usinas Siderurgicas de Minas Gerais S.A., Class A	3,150	41
Votorantim Celulose e Papel S.A. *	2,100	21

		363

Telecommunication Services 1.1%
Brasil Telecom Participacoes S.A.	3,900	28
Brasil Telecom S.A.	4,300	25
Tele Norte Leste Participacoes S.A.	6,400	83
Telecomunicacoes de Sao Paulo S.A.	600	13
Telemar Norte Leste S.A., Class A	1,300	32
Tim Participacoes S.A.	10,900	16
Vivo Participacoes S.A. *	1,750	19

		216

Utilities 0.8%
Companhia Energetica de Minas Gerais	6,597	101
Companhia Paranaense de Energia-Copel, Class B	3,700	41
Compania Energetica de Sao Paulo, Class B *	2,200	10
Eletropaulo Metropolitana S.A., Class B	1,280	16

		168

Total Preferred Stock (Cost $3,108)		1,714

Other Investment Companies 2.6% of net assets

iShares MSCI Emerging Markets Index Fund	20,000	510

Total Other Investment Companies (Cost $527)		510

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.3% of net assets

Commercial Paper & Other Obligations 0.3%
Citibank, Time Deposits
0.0, 06/09/09	8	8
0.0, 02/09/09	30	30
0.0, 02/13/09	6	6
0.0, 02/25/09	2	2
0.0, 09/16/09	24	24

Total Short-Term Investments (Cost $70)		70

End of Investments.
(All dollar amounts are x 1,000)
At 10/31/08 the tax basis cost of the fund’s investments was $34,692, and the unrealized appreciation and depreciation were $1 and ($15,162), respectively, with a net unrealized depreciation of ($15,161).
As of 10/31/08, the prices of certain foreign securities held by the fund aggregating $14,715 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
ADR – American Depositary Receipt
GDR – Global Depository Receipt
Reg’d – Registered
See financial notes.     9

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings as of October 31, 2008
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Common Stock	19,618	12,490
1.7%	Other Investment Companies	232	218
0.2%	Preferred Stock	53	26
—%	Rights	—	—
—%	Warrants	—	—

99.5%	Total Investments	19,903	12,734
0.5%	Other Assets and Liabilities		67

100.0%	Net Assets		12,801

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 97.6% of net assets

Australia 5.2%
Banks 0.2%
Bank of Queensland Ltd.	1,353	12
Bendigo & Adelaide Bank Ltd.	2,088	18

		30

Capital Goods 0.3%
Alesco Corp., Ltd.	989	4
Crane Group Ltd.	980	6
CSR Ltd.	5,623	8
GWA International Ltd.	4,077	6
Hills Industries Ltd.	2,691	7
United Group Ltd.	1,542	10

		41

Commercial & Professional Supplies 0.4%
Corporate Express Australia Ltd.	2,163	7
Downer EDI Ltd.	4,269	14
Spotless Group Ltd.	5,506	9
Transfield Services Ltd.	2,595	7
Transpacific Industries Group Ltd.	2,659	7

		44

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	1,440	11

Consumer Services 0.1%
A.B.C. Learning Centres Ltd. (a)(b)	9,091	2
Aristocrat Leisure Ltd.	1,928	5
Flight Centre Ltd.	519	5

		12

Diversified Financials 0.4%
Allco Finance Group Ltd. *	23,422	2
ASX Ltd.	1,066	22
Babcock & Brown Ltd.	5,001	4
Challenger Financial Services Group Ltd.	8,294	9
City Pacific Ltd.	3,406	—
Perpetual Ltd.	448	11

		48

Energy 0.3%
Centennial Coal Co., Ltd.	3,575	9
Oil Search Ltd.	5,576	17
Paladin Energy Ltd. *	4,133	6
WorleyParsons Ltd.	600	6

		38

Food & Staples Retailing 0.3%
ABB Grain Ltd.	2,138	12
AWB Ltd.	15,718	27

		39

Food, Beverage & Tobacco 0.2%
Futuris Corp., Ltd.	12,090	9
Goodman Fielder Ltd.	19,369	22

		31

Health Care Equipment & Services 0.6%
Ansell Ltd.	1,198	10
Australian Pharmaceutical Industries Ltd.	11,557	4
Cochlear Ltd.	267	10
Healthscope Ltd.	2,639	8
Primary Health Care Ltd.	1,583	5
Ramsay Health Care Ltd.	1,186	8
Sigma Pharmaceuticals Ltd.	15,700	13
Sonic Healthcare Ltd.	2,591	24

		82

Materials 0.8%
Adelaide Brighton Ltd.	4,351	7
Great Southern Ltd.	6,411	1
Gunns Ltd.	8,061	6
Iluka Resources Ltd. *	8,157	20
See financial notes.       1

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Incitec Pivot Ltd.	8,160	22
Minara Resources Ltd.	8,491	6
Newcrest Mining Ltd.	517	7
OneSteel Ltd.	6,375	15
OZ Minerals Ltd.	8,519	5
Sims Group Ltd.	1,903	18

		107

Media 0.3%
APN News & Media Ltd.	2,862	5
Austereo Group Ltd.	6,477	6
Macquarie Communications Infrastructure Group	4,320	5
Macquarie Media Group Ltd.	6,437	5
Seven Network Ltd.	1,385	6
Ten Network Holdings Ltd.	6,101	5
West Australian Newspapers Holdings Ltd.	1,488	6

		38

Real Estate 0.6%
Abacus Property Group	7,677	2
Australand Property Group	18,480	4
Bunnings Warehouse Property Trust	4,012	4
Centro Properties Group *	42,428	2
Commonwealth Property Office Fund	29,955	26
FKP Property Group	7,517	6
ING Industrial Fund	16,228	4
ING Office Fund	22,128	16
Macquarie CountryWide Trust	28,257	4
Macquarie DDR Trust	50,434	3
Valad Property Group	13,973	1

		72

Retailing 0.2%
David Jones Ltd.	5,465	11
Harvey Norman Holdings Ltd.	5,669	10
Pacific Brands Ltd.	10,092	7

		28

Software & Services 0.1%
Computershare Ltd.	2,335	13
Utilities 0.3%
APA Group	6,311	12
Babcock & Brown Infrastructure Group	37,688	5
Babcock & Brown Wind Partners	6,839	4
Envestra Ltd.	14,701	6
SP Ausnet	11,314	9

		36

		670

Austria 0.6%

Automobiles & Components 0.0%
Semperit AG Holding	186	4

Capital Goods 0.1%
A-TEC Industries AG *	208	3
Andritz AG	216	6
Palfinger AG	266	4
Zumtobel AG	114	2

		15

Food, Beverage & Tobacco 0.1%
Agrana Beteiligungs AG	73	5

Materials 0.1%
Lenzing AG	10	3
Mayr-Melnhof Karton AG	113	7
RHI AG *	272	4

		14

Real Estate 0.1%
Atrium European Real Estate Ltd. *	2,210	10
CA Immobilien Anlagen AG *	455	3

		13

Transportation 0.2%
Austrian Airlines AG *	1,978	7
Flughafen Wien AG	103	4
Oesterreichische Post AG	315	9

		20

		71

Belgium 1.2%

Capital Goods 0.2%
Bekaert N.V.	226	22
Compagnie d’Enterprises CFE	58	3

		25

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	182	11
Brederode S.A.	86	1
Compagnie du Bois Sauvage	18	3
GIMV N.V.	119	5
RHJ International *	1,681	9

		29

Energy 0.1%
Euronav S.A.	321	5
Exmar N.V.	205	2

		7
2     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Health Care Equipment & Services 0.1%
Omega Pharma S.A.	237	9

Materials 0.2%
Recticel S.A.	393	3
Tessenderlo Chemie N.V.	564	22

		25

Real Estate 0.2%
Befimmo S.C.A.	196	15
Cofinimmo	118	14

		29

Technology Hardware & Equipment 0.0%
Barco N.V.	175	3

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	900	14

Transportation 0.1%
Compagnie Maritime Belge S.A.	383	8

		149

Bermuda 1.5%

Automobiles & Components 0.0%
Brilliance China Automotive Holdings Ltd. *	40,000	2

Capital Goods 0.1%
Chevalier International Holdings Ltd.	3,000	2
Johnson Electric Holdings Ltd.	30,000	6
NWS Holdings Ltd.	5,000	5
PYI Corp.	18,000	1

		14

Consumer Durables & Apparel 0.1%
Hutchison Harbour Ring Ltd.	30,000	2
IDT International Ltd. *	184,000	3
Texwinca Holdings Ltd.	10,000	4

		9

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	4,000	6
Mandarin Oriental International Ltd.	5,000	7
Regal Hotels International Holdings Ltd	6,800	1
Shangri-La Asia Ltd.	7,000	10

		24

Diversified Financials 0.0%
Macquarie International Infrastructure Fund Ltd.	21,000	6

Energy 0.1%
BW GAS Ltd. *	757	2
CNPC Hong Kong Ltd.	20,000	6
Golar LNG Ltd.	289	2
Seadrill Ltd.	551	5
Sinopec Kantons Holdings Ltd.	10,000	1

		16

Food, Beverage & Tobacco 0.1%
China Foods Ltd.	13,000	3
First Pacific Co., Ltd.	22,000	9
People’s Food Holdings Ltd.	8,000	2

		14

Insurance 0.3%
Catlin Group Ltd.	3,561	20
Hiscox Ltd.	4,963	19

		39

Materials 0.2%
Aquarius Platinum Ltd.	4,318	11
China Oriental Group Co., Ltd.	12,000	2
Nine Dragons Paper Holdings Ltd.	2,000	—
Sinofert Holdings Ltd.	17,000	10

		23

Media 0.1%
SCMP Group Ltd. (b)	20,000	7

Real Estate 0.0%
K Wah International Holdings Ltd.	5,000	1
Pacific Century Premium Developments Ltd. *	11,000	2
Sinolink Worldwide Holdings Ltd.	52,000	3

		6

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	5,000	2
Giordano International Ltd.	34,000	6
GOME Electrical Appliances Holdings Ltd.	28,000	6

		14

Software & Services 0.0%
DMX Technologies Group Ltd. *	45,000	3

Technology Hardware & Equipment 0.1%
TPV Technology Ltd.	44,000	9

Transportation 0.1%
Pacific Basin Shipping Ltd.	12,000	6
Road King Infrastructure Ltd.	4,000	1

		7
See financial notes.       3

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Utilities 0.0%
Enerchina Holdings Ltd. *	465,000	5

		198

Canada 5.9%

Automobiles & Components 0.1%
Linamar Corp.	1,394	9
Martinrea International, Inc. *	1,027	3

		12

Banks 0.1%
Laurentian Bank Of Canada	326	11

Capital Goods 0.4%
CAE, Inc.	1,349	8
Russel Metals, Inc.	905	16
SNC-Lavalin Group, Inc.	657	17
Toromont Industries Ltd.	457	9

		50

Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	1,462	15

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	644	14
Gildan Activewear, Inc. *	396	9

		23

Diversified Financials 0.2%
AGF Management Ltd., Class B	633	7
Dundee Corp., Class A *	972	4
DundeeWealth, Inc.	894	4
TMX Group, Inc.	491	12

		27

Energy 0.4%
Cameco Corp.	906	15
Compton Petroleum Corp. *	1,203	2
Ensign Energy Services, Inc.	976	12
Flint Energy Services Ltd. *	298	2
Highpine Oil & Gas Ltd. *	938	5
OPTI Canada, Inc. *	671	2
Paramount Resources Ltd., Class A *	620	5
Savanna Energy Services Corp.	566	5
ShawCor Ltd.	218	3

		51

Food, Beverage & Tobacco 0.6%
Cott Corp. *	7,229	6
Maple Leaf Foods, Inc.	3,034	21
Saputo, Inc.	1,493	31
Viterra, Inc. *	2,206	14

		72

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	931	20
Kingsway Financial Services, Inc.	1,440	8
Northbridge Financial Corp.	170	4

		32

Materials 1.3%
Agnico-Eagle Mines Ltd.	293	8
Agrium, Inc.	513	20
Canfor Corp. *	2,983	17
Cascades, Inc.	2,287	9
Catalyst Paper Corp. *	11,233	4
CCL Industries, Inc., Class B	395	10
Centerra Gold, Inc. *	1,580	1
First Quantum Minerals Ltd.	189	4
Harry Winston Diamond Corp.	667	6
HudBay Minerals, Inc. *	1,117	5
IAMGOLD Corp.	2,056	7
Inmet Mining Corp.	167	4
Kinross Gold Corp.	1,011	10
Lundin Mining Corp. *	2,791	4
Methanex Corp.	1,266	14
Sherritt International Corp.	1,832	6
Sino-Forest Corp. *	761	7
West Fraser Timber Co., Ltd.	780	21
Yamana Gold, Inc.	959	5

		162

Media 0.2%
Astral Media, Inc.	397	9
Corus Entertainment, Inc., Class B	304	4
Torstar Corp., Class B	1,355	13

		26

Pharmaceuticals & Biotechnology 0.2%
Biovail Corp.	2,393	21
MDS, Inc. *	1,068	11

		32

Real Estate 0.8%
Boardwalk Real Estate Investment Trust	307	6
Calloway Real Estate Investment Trust	822	10
Canadian Apartment Properties Real Estate Investment Trust	1,532	17
Canadian Real Estate Investment Trust	533	11
Chartwell Seniors Housing Real Estate Investment Trust	1,178	5
4     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Cominar Real Estate Investment Trust	409	7
Dundee Real Estate Investment Trust	360	6
Extendicare Real Estate Investment Trust	734	2
First Capital Realty, Inc.	456	8
FirstService Corp. *	481	6
H&R Real Estate Investment Trust	1,678	14
InnVest Real Estate Investment Trust	763	3
Morguard Real Estate Investment Trust	669	5
Primaris Retail Real Estate Investment Trust	653	7

		107

Retailing 0.3%
Reitmans (Canada) Ltd., Class A	725	9
RONA, Inc. *	2,376	23
The Forzani Group Ltd., Class A	605	4

		36

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	437	8
Open Text Corp. *	350	9

		17

Transportation 0.2%
Transat A.T., Inc., Class B	549	5
WestJet Airlines Ltd. *	841	7
WestJet Airlines Ltd., Class V *	875	8

		20

Utilities 0.5%
Emera, Inc.	1,892	34
Fortis, Inc.	1,103	24

		58

		751

Cayman Islands 0.7%

Consumer Durables & Apparel 0.0%
Samson Holding Ltd. *	16,000	2
TCL Multimedia Technology Holdings Ltd. *	148,000	2

		4

Food, Beverage & Tobacco 0.2%
Chaoda Modern Agriculture (Holdings) Ltd.	8,000	5
China Mengniu Dairy Co., Ltd.	8,000	8
Tingyi (Cayman Islands) Holding Corp.	11,000	12

		25

Household & Personal Products 0.1%
Hengan International Group Co. Ltd.	3,000	8

Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	2,000	1

Real Estate 0.1%
Agile Property Holdings Ltd.	12,000	4
China Resources Land Ltd.	5,000	5
Country Garden Holdings Co.	25,000	4
Greentown China Holdings Ltd.	2,000	1
HKR International Ltd.	8,400	2
Shimao Property Holdings Ltd.	8,000	4
Shui On Land Ltd.	16,000	4

		24

Retailing 0.1%
Lifestyle International Holdings Ltd.	10,000	7

Semiconductors & Semiconductor Equipment 0.0%
Solomon Systech International Ltd.	148,000	2

Technology Hardware & Equipment 0.1%
Kingboard Chemical Holdings Ltd.	5,000	10
Kingboard Laminates Holding Ltd.	10,500	2

		12

Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	11,000	7

		90

China 0.1%

Capital Goods 0.1%
Beijing Enterprises Holdings Ltd.	2,000	8

Technology Hardware & Equipment 0.0%
Digital China Holdings Ltd.	15,700	5

		13

Cyprus 0.1%

Energy 0.1%
Prosafe Production Public Ltd. *	2,424	6
Prosafe SE *	1,538	6

		12
See financial notes.       5

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Denmark 1.5%

Banks 0.2%
Jyske Bank A/S — Reg’d *	576	17
Spar Nord Bank A/S	477	5
Sydbank A/S	588	9

		31

Capital Goods 0.2%
FLSmidth & Co. A/S	175	7
NKT Holding A/S	177	7
Rockwool International A/S, B Shares	74	5
Schouw & Co. A/S	73	1
Vestas Wind Systems A/S *	297	12

		32

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S, B Shares	143	3

Energy 0.1%
Dampskibsselskabet Torm A/S	671	11

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	200	14
GN Store Nord A/S *	1,846	4
William Demant Holding A/S *	71	3

		21

Insurance 0.2%
Alm. Brand A/S *	136	2
Topdanmark A/S *	165	18

		20

Materials 0.2%
Auriga Industries A/S, Class B	122	2
Novozymes A/S, Class B	260	19

		21

Pharmaceuticals & Biotechnology 0.2%
Alk-Abello A/S	253	20
H. Lundbeck A/S	519	9

		29

Transportation 0.2%
D/S Norden A/S	58	2
DFDS A/S	100	7
DSV A/S	1,448	17

		26

		194

Finland 1.2%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	546	7

Capital Goods 0.3%
Cargotec Corp., B Shares	396	5
KCI Konecranes Oyj	333	6
Lemminkainen Oyj	85	1
Ramirent Oyj	442	2
Uponor Oyj	846	8
Yit Oyj	1,729	11

		33

Commercial & Professional Supplies 0.0%
Poyry Oyj	158	2

Consumer Durables & Apparel 0.0%
Amer Sports Oyj, A Shares	910	6

Food, Beverage & Tobacco 0.0%
HKScan Oyj	601	3

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	1,359	3

Materials 0.3%
Ahlstrom Oyj	1,246	13
Huhtamaki Oyj	3,579	24

		37

Pharmaceuticals & Biotechnology 0.2%
Orion Oyj, Class B	1,357	20

Real Estate 0.0%
Sponda Oyj	948	4

Retailing 0.0%
Stockmann Oyj Abp, B Shares	409	6

Software & Services 0.2%
TietoEnator Oyj	2,065	23

Transportation 0.1%
Finnair Oyj	900	5
Finnlines Oyj	606	8

		13

		157

France 2.7%

Automobiles & Components 0.0%
Plastic Omnium S.A.	255	3

Capital Goods 0.1%
Carbone Lorraine S.A.	256	8
IMS International Metal Service	276	5
Manitou BF	305	4

		17

Commercial & Professional Supplies 0.3%
Societe BIC S.A.	470	25
Sperian Protection	45	3
6     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Teleperformance	583	12

		40

Consumer Durables & Apparel 0.2%
Beneteau	501	5
Kaufman & Broad S.A.	161	3
Nexity	304	3
SEB S.A.	269	9
Trigano S.A.	180	1

		21

Consumer Services 0.1%
Club Mediterranee S.A. *	232	5
Compagnie des Alpes	111	4
Euro Disney S.C.A. *	386	2
Groupe Partouche S.A. *	192	1
Pierre & Vacances	42	2

		14

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A.	164	7
Union Financiere de France Banque S.A.	161	5

		12

Energy 0.2%
Bourbon S.A.	318	9
Compagnie Generale de Geophysique-Veritas *	473	8
Etablissements Maurel et Prom	878	10

		27

Food & Staples Retailing 0.1%
Guyenne et Gascogne S.A.	69	5

Food, Beverage & Tobacco 0.2%
Bonduelle S.C.A.	55	5
Bongrain S.A.	113	6
Remy Cointreau S.A.	184	8

		19

Health Care Equipment & Services 0.1%
bioMerieux	88	7
Generale de Sante	266	3

		10

Insurance 0.0%
April Group	141	5

Materials 0.1%
Rhodia S.A.	1,615	14

Media 0.2%
Canal Plus	1,320	8
Havas S.A.	5,890	12
Ipsos	200	5
NRJ Group	541	4
Spir Communication	65	2

		31

Pharmaceuticals & Biotechnology 0.1%
Ipsen S.A.	191	7

Real Estate 0.1%
Mercialys	250	8
Societe Immobilliere de Location pour l’Industrie et le Commerce	85	8

		16

Retailing 0.0%
Etam	263	3

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	1,417	5

Software & Services 0.3%
Altran Technologies S.A. *	2,139	11
Dassault Systemes S.A.	305	12
Groupe Steria S.C.A.	216	3
Sopra Group	150	6
UbiSoft Entertainment S.A. *	164	9

		41

Technology Hardware & Equipment 0.2%
Bull S.A. *	1,653	3
Neopost S.A.	302	25

		28

Telecommunication Services 0.1%
Iliad S.A.	67	5

Transportation 0.1%
Derichebourg S.A.	1,764	5
Norbert Dentressangle	89	5

		10

Utilities 0.1%
EDF Energies Nouvelles S.A.	135	4
Rubis	83	5

		9

		342

Germany 2.5%

Automobiles & Components 0.1%
ElringKlinger AG	346	3
Leoni AG	390	5

		8
See financial notes.       7

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Banks 0.1%
Aareal Bank AG	624	5
comdirect bank AG	218	2

		7

Capital Goods 0.5%
Demag Cranes AG	210	4
Deutz AG	1,635	5
Duerr AG	109	2
Gildemeister AG	380	4
Indus Holding AG	105	2
Kloeckner & Co., SE	237	3
Koenig & Bauer AG	437	5
Krones AG	149	6
KUKA AG	497	9
MTU Aero Engines Holding AG	437	8
Pfleiderer AG	128	1
SGL Carbon AG *	308	6
Solarworld AG	338	8
Vossloh AG	84	6

		69

Commercial & Professional Supplies 0.0%
GfK AG	111	2
INTERSEROH AG	62	3

		5

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	40	7
Rational AG	29	3

		10

Diversified Financials 0.1%
MLP AG	697	8
MPC Muenchmeyer Petersen Capital AG	92	1

		9

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	157	2
Rhoen-klinikum AG	427	9

		11

Materials 0.3%
Fuchs Petrolub AG	106	7
Kloeckner-Werke AG *	120	2
Norddeutsche Affinerie AG	807	26
Symrise AG	603	7

		42

Media 0.0%
Premiere AG *	279	1

Pharmaceuticals & Biotechnology 0.1%
QIAGEN N.V. *	636	9
Stada Arzneimittel AG	271	8

		17

Real Estate 0.2%
Deutsche Euroshop AG	418	11
Deutsche Wohnen AG *	586	5
IVG Immobilien AG	509	3

		19

Retailing 0.3%
Douglas Holding AG	604	22
Fielmann AG	103	6
Medion AG	398	4
Praktiker Bau- und Heimwerkermaerkte Holding AG	993	8
Takkt AG	113	1

		41

Software & Services 0.1%
Bechtle AG	287	4
Software AG	132	6
United Internet AG — Reg’d	527	5

		15

Technology Hardware & Equipment 0.4%
Epcos AG *	1,361	31
Jenoptik AG *	1,351	8
Wincor Nixdorf AG	224	10

		49

Telecommunication Services 0.1%
Freenet AG *	956	6

Transportation 0.0%
Sixt AG	270	4

Utilities 0.0%
MVV Energie AG	103	4

		317

Gibraltar 0.0%

Consumer Services 0.0%
PartyGaming plc *	2,414	5

Greece 0.5%

Banks 0.1%
Agricultural Bank of Greece	1,104	3
Emporiki Bank of Greece S.A. *	307	3
Greek Postal Savings Bank	634	4

		10
8     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Capital Goods 0.1%
Ellaktor S.A.	986	5
Technical Olympic S.A. *	9,172	3

		8

Consumer Services 0.0%
Intralot S.A. Integrated Lottery	671	3

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	730	8

Materials 0.2%
Elval Aluminum Process Co.	1,123	2
Heracles General Cement S.A.	308	2
Mytilineos Holdings S.A.	663	4
Sidenor Steel Products Manufacturing Co. S.A.	454	2
Titan Cement Co.	601	10
Viohalco, Hellenic Copper & Aluminum Industry S.A.	1,414	7

		27

Real Estate 0.0%
Babis Vovos International Construction S.A. *	188	4

Retailing 0.0%
Hellenic Duty Free Shops S.A.	195	1

Technology Hardware & Equipment 0.0%
Intracom Holdings S.A. *	1,351	2

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co. S.A.	121	1

		64

Hong Kong 1.8%

Automobiles & Components 0.1%
Denway Motors Ltd.	32,000	8

Banks 0.3%
Chong Hing Bank Ltd.	3,000	4
CITIC International Financial Holdings Ltd. (a)(b)*	23,000	15
Dah Sing Banking Group Ltd.	3,800	2
Dah Sing Financial Group	2,400	6
Fubon Bank (Hong Kong) Ltd.	2,000	—
Industrial & Commercial Bank of China (Asia) Ltd.	6,000	6
Wing Hang Bank Ltd.	2,000	9

		42

Capital Goods 0.0%
Shanghai Industrial Holdings Ltd.	3,000	5
Tianjin Development Holdings Ltd.	6,000	1

		6

Consumer Durables & Apparel 0.1%
Fountain Set (Holdings) Ltd.	38,000	1
Techtronic Industries Co., Ltd.	27,000	10
Truly International Holdings Ltd.	1,000	1

		12

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	16,000	2
Galaxy Entertainment Group Ltd. *	12,000	1
The Hongkong & Shanghai Hotels Ltd.	7,000	7

		10

Diversified Financials 0.0%
Allied Properties (H.K.) Ltd.	14,000	2
Public Financial Holdings Ltd.	9,000	3
Sun Hung Kai & Co., Ltd.	2,000	1

		6

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd. *	14,000	5
Global Bio-chem Technology Group Co., Ltd.	18,000	3

		8

Insurance 0.1%
China Insurance International Holdings Co., Ltd.	5,000	12

Materials 0.0%
Minmetals Resources Ltd.	9,100	1

Media 0.1%
I-Cable Communications Ltd.	9,000	1
Next Media Ltd.	10,000	2
Oriental Press Group Ltd.	23,000	2
Television Broadcasts Ltd.	3,000	8

		13

Real Estate 0.4%
Champion Real Estate Investment Trust	27,000	7
China Overseas Land & Investment Ltd.	9,000	10
Guangzhou Investment Co., Ltd.	51,000	4
Hopewell Holdings Ltd.	8,000	25
Hopson Development Holdings Ltd.	4,000	1
Kowloon Development Co., Ltd.	4,000	1
See financial notes.       9

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Shenzhen Investment Ltd.	10,000	1

		49

Retailing 0.0%
Wing On Co. International Ltd.	3,000	3

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	2,000	7

Software & Services 0.0%
Sino-i Technology Ltd. *	920,000	5

Technology Hardware & Equipment 0.1%
TCL Communication Technology Holdings Ltd. *	294,000	3
VTech Holdings Ltd.	3,000	11

		14

Telecommunication Services 0.1%
SmarTone Telecommunications Holdings Ltd.	13,000	10

Transportation 0.1%
Hong Kong Aircraft Engineering Co., Ltd.	800	6
Shun Tak Holdings Ltd.	5,000	1

		7

Utilities 0.1%
China Power International Development Ltd.	15,900	3
China Resources Power Holdings Co., Ltd.	4,000	8
Guangdong Investment Ltd.	15,000	4

		15

		228

Ireland 0.8%

Capital Goods 0.2%
DCC plc	855	13
Grafton Group plc *	2,091	6
Kingspan Group plc	1,139	7

		26

Food & Staples Retailing 0.0%
Fyffes plc	11,516	4

Food, Beverage & Tobacco 0.3%
C&C Group plc	2,865	4
Glanbia plc	1,476	5
Greencore Group plc	4,270	7
Kerry Group plc, Class A	883	20

		36

Health Care Equipment & Services 0.2%
United Drug plc	5,096	20

Insurance 0.0%
FBD Holdings plc	305	4

Media 0.0%
Independent News & Media plc	5,844	5

Transportation 0.1%
Aer Lingus Group plc *	3,994	6

		101

Italy 2.3%

Automobiles & Components 0.1%
Brembo S.p.A	393	3
Immsi S.p.A	2,728	2
Piaggio & C. S.p.A.	1,828	3
Sogefi S.p.A.	437	1

		9

Banks 0.3%
Banca Piccolo Credito Valtellinese Scarl	2,080	15
Banca Popolare dell’Etruria e del Lazio Scrl	746	5
Banco di Desio e della Brianza S.p.A.	655	4
Credito Artigiano S.p.A.	2,487	7
Credito Emiliano S.p.A.	1,054	7

		38

Capital Goods 0.4%
Astaldi S.p.A.	822	4
Cofide S.p.A. — Compagnia Finanziaria De Benedetti	20,297	10
Danieli S.p.A. — Officine Meccaniche Danieli & C.	350	4
Danieli S.p.A. — Officine Meccaniche Danieli & C. — RNC	595	4
Impregilo S.p.A. *	4,329	11
Interpump Group S.p.A.	1,274	7
Permasteelisa S.p.A.	590	9

		49

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	1,121	8
Geox S.p.A.	627	5
Indesit Co. S.p.A.	1,065	9
Safilo Group S.p.A.	4,976	5
Tod’s S.p.A.	157	6

		33

Diversified Financials 0.1%
Banca Italease *	2,679	13
10     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Food & Staples Retailing 0.0%
Marr S.p.A.	487	3

Food, Beverage & Tobacco 0.1%
Davide Campari — Milano S.p.A.	1,350	9

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	1,794	1

Insurance 0.0%
Ergo Previdenza S.p.A.	540	3

Materials 0.1%
Caltagirone S.p.A.	514	2
Cementir Holding S.p.A.	1,067	3
KME Group	3,206	2

		7

Media 0.4%
Caltagirone Editore S.p.A.	2,948	9
Gruppo Editoriale L’Espresso S.p.A.	3,769	5
Mondadori (Arnoldo) Editore S.p.A.	2,457	9
RCS MediaGroup S.p.A.	7,372	12
Seat Pagine Gialle S.p.A. *	69,665	6
Telecom Italia Media S.p.A. *	53,975	7

		48

Pharmaceuticals & Biotechnology 0.0%
Recordati S.p.A.	1,034	5

Real Estate 0.1%
Beni Stabili S.p.A.	10,597	6
Pirelli & C. Real Estate S.p.A.	377	3
Risanamento S.p.A. *	570	—

		9

Retailing 0.0%
Gruppo Coin S.p.A. *	1,790	4

Software & Services 0.0%
Tiscali S.p.A *	2,409	2

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	447	2

Telecommunication Services 0.0%
Fastweb *	306	6

Transportation 0.2%
Alitalia S.p.A. (a)(b)*	14,782	4
Ansaldo STS S.p.A.	695	9
Autostrada Torino-Milano S.p.A.	1,153	9
Gemina S.p.A. *	7,584	5
Societa Iniziative Autostradali e Servizi S.p.A.	603	4

		31

Utilities 0.2%
ACEA S.p.A.	855	11
Acegas-APS S.p.A.	598	4
Iride S.p.A.	2,968	5

		20

		292

Japan 44.1%

Automobiles & Components 1.7%
Ahresty Corp.	1,000	5
Aichi Machine Industry Co., Ltd.	3,000	6
Akebono Brake Industry Co., Ltd.	2,000	12
Futaba Industrial Co. Ltd.	1,000	6
Kayaba Industry Co., Ltd.	4,000	8
Keihin Corp.	1,000	9
Koito Manufacturing Co., Ltd.	1,000	8
Mitsuba Corp.	2,000	10
Musashi Seimitsu Industry Co., Ltd.	1,000	13
NHK Spring Co., Ltd.	3,000	12
Nissan Shatai Co., Ltd.	1,000	7
Nissin Kogyo Co., Ltd.	1,000	9
Press Kogyo Co., Ltd.	2,000	4
Riken Corp.	2,000	6
Sanden Corp.	3,000	8
Shiroki Corp.	1,000	3
Showa Corp.	2,000	10
Stanley Electric Co., Ltd.	2,000	25
Tachi-S Co., Ltd.	1,000	5
Tokai Rika Co., Ltd.	1,000	10
Tokai Rubber Industries Ltd.	1,000	8
Topre Corp.	1,000	8
Toyo Tire & Rubber Co., Ltd.	7,000	17
TS Tech Co., Ltd.	700	5
Unipres Corp.	1,000	8

		222

Banks 5.4%
Bank of The Ryukyus, Ltd.	1,000	8
Kansai Urban Banking Corp.	2,000	2
Kiyo Holdings, Inc.	9,000	15
Suruga Bank Ltd.	2,000	19
The Aichi Bank Ltd.	100	7
The Akita Bank Ltd.	3,000	13
The Aomori Bank Ltd.	3,000	13
The Awa Bank Ltd.	3,000	19
The Bank of Ikeda Ltd. *	1,000	40
The Bank Of Iwate Ltd.	200	12
See financial notes.     11

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
The Bank of Nagoya Ltd.	3,000	18
The Bank of Okinawa Ltd.	300	9
The Bank of Saga Ltd.	3,000	10
The Chiba Kogyo Bank Ltd. *	1,000	12
The Chukyo Bank Ltd.	1,000	4
The Daisan Bank Ltd.	2,000	7
The Daishi Bank Ltd.	6,000	23
The Ehime Bank Ltd.	3,000	10
The Eighteenth Bank Ltd.	4,000	12
The Fukui Bank Ltd.	4,000	14
The Higashi-Nippon Bank Ltd.	2,000	6
The Higo Bank Ltd.	3,000	17
The Hokkoku Bank Ltd.	5,000	19
The Hokuetsu Bank Ltd.	3,000	7
The Hyakugo Bank Ltd.	4,000	22
The Hyakujushi Bank Ltd.	5,000	25
The Juroku Bank Ltd.	5,000	18
The Kagawa Bank Ltd.	1,000	6
The Kagoshima Bank Ltd.	3,000	19
The Keiyo Bank Ltd.	2,000	9
The Michinoku Bank Ltd.	3,000	6
The Mie Bank Ltd.	1,000	4
The Minato Bank Ltd.	4,000	5
The Miyazaki Bank Ltd.	2,000	6
The Musashino Bank Ltd.	400	12
The Nanto Bank Ltd.	6,000	28
The Nishi-Nippon City Bank Ltd.	12,000	26
The Ogaki Kyoritsu Bank Ltd.	4,000	20
The Oita Bank Ltd.	2,000	12
The San-in Godo Bank Ltd.	3,000	22
The Senshu Bank Ltd.	1,000	2
The Shiga Bank Ltd.	3,000	19
The Shikoku Bank Ltd.	4,000	18
The Tochigi Bank Ltd.	1,000	6
The Toho Bank Ltd.	3,000	13
The Tokushima Bank Ltd.	2,000	10
The Tokyo Tomin Bank Ltd.	1,000	13
The Yamagata Bank Ltd.	2,000	12
The Yamanashi Chuo Bank Ltd.	3,000	17
Yamaguchi Financial Group, Inc.	3,000	29

		695

Capital Goods 8.2%
Aica Kogyo Co., Ltd.	1,000	9
Amano Corp.	1,000	7
Ando Corp.	7,000	10
Bando Chemical Industries Ltd.	2,000	5
Bunka Shutter Co., Ltd.	2,000	8
Central Glass Co., Ltd.	4,000	13
Chiyoda Corp.	2,000	12
Chudenko Corp.	1,000	15
CKD Corp.	1,000	3
COMSYS Holdings Corp.	3,000	21
Dai-Dan Co., Ltd.	2,000	9
Daifuku Co., Ltd.	1,000	5
Ebara Corp.	11,000	22
Fujitec Co., Ltd.	2,000	7
Fukuda Corp.	2,000	4
Furukawa Co., Ltd.	6,000	6
Futaba Corp.	1,000	15
Glory Ltd.	1,000	14
GS Yuasa Corp.	6,000	15
Hitachi Cable Ltd.	4,000	8
Hitachi Plant Technologies Ltd.	2,000	5
Hitachi Zosen Corp. *	27,000	23
Inaba Denki Sangyo Co., Ltd.	400	10
Inabata & Co., Ltd.	4,000	15
Iseki & Co., Ltd. *	7,000	12
Iwatani Corp.	10,000	23
Japan Pulp & Paper Co., Ltd.	3,000	10
JGC Corp.	2,000	21
Kamei Corp.	3,000	12
Kandenko Co., Ltd.	3,000	16
Keihan Electric Railway Co., Ltd.	8,000	37
Kitz Corp.	2,000	6
Komori Corp.	1,000	11
Kumagai Gumi Co., Ltd.	9,000	4
Kurita Water Industries Ltd.	1,000	23
Kuroda Electric Co., Ltd.	1,000	8
Kyowa Exeo Corp.	2,000	20
Kyudenko Corp.	3,000	21
Maeda Corp.	9,000	25
Maeda Road Construction Co., Ltd.	2,000	14
Makino Milling Machine Co., Ltd.	1,000	3
Max Co., Ltd.	1,000	9
Meidensha Corp.	5,000	8
Minebea Co., Ltd.	6,000	16
Mitsuboshi Belting Ltd.	2,000	8
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	14
Mori Seiki Co., Ltd.	1,000	9
Nabtesco Corp.	1,000	6
Nachi-Fujikoshi Corp.	4,000	8
Nichias Corp.	3,000	7
Nichiha Corp.	1,000	5
Nippo Corp.	2,000	12
Nippon Densetsu Kogyo Co., Ltd.	1,000	9
Nishimatsu Construction Co., Ltd.	12,000	25
Nishio Rent All Co., Ltd.	1,000	7
Nitto Boseki Co., Ltd.	5,000	7
Noritake Co., Ltd.	2,000	6
Noritz Corp.	1,000	11
OKUMA Corp.	1,000	4
Okumura Corp.	6,000	24
OSG Corp.	1,000	7
12     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Penta-Ocean Construction Co., Ltd. *	17,000	19
Ryobi Ltd.	4,000	8
Sanki Engineering Co., Ltd.	2,000	13
Sankyo-Tateyama Holdings, Inc.	14,000	13
Sanwa Holdings Corp.	5,000	17
ShinMaywa Industries Ltd.	3,000	8
Sintokogio Ltd.	1,000	6
Sumitomo Mitsui Construction Co., Ltd. *	13,000	9
Swcc Showa Holdings Co., Ltd.	6,000	5
Tadano Ltd.	1,000	4
Taihei Kogyo Co., Ltd.	1,000	2
Taikisha Ltd.	1,000	14
Takara Standard Co., Ltd.	2,000	11
Takasago Thermal Engineering Co., Ltd.	2,000	19
Takuma Co., Ltd.	3,000	6
Tekken Corp. *	9,000	10
The Japan Steel Works Ltd.	1,000	7
The Nippon Road Co., Ltd.	4,000	4
THK Co., Ltd.	2,000	27
TOA Corp. *	13,000	16
Tobishima Corp. *	48,000	8
Toda Corp.	7,000	25
Toenec Corp.	1,000	5
Tokyu Construction Co., Ltd.	3,000	7
Toshiba Machine Co., Ltd.	1,000	3
Toshiba Plant Systems & Services Corp.	1,000	8
Toyo Construction Co., Ltd. *	15,000	5
Toyo Engineering Corp.	1,000	3
Tsubakimoto Chain Co.	2,000	6
Ushio, Inc.	1,000	14
Yamazen Corp.	2,000	6
Yuasa Trading Co., Ltd.	14,000	14
Yurtec Corp.	1,000	4

		1,055

Commercial & Professional Supplies 0.8%
Arrk Corp. *	4,000	3
Kokuyo Co., Ltd.	3,000	21
Kyodo Printing Co., Ltd.	3,000	7
Nissha Printing Co., Ltd.	400	22
Okamura Corp.	1,000	6
Radia Holdings, Inc. *	1,000	12
Sohgo Security Services Co., Ltd.	1,000	9
Temp Holdings Co., Ltd. *	1,500	8
Toppan Forms Co., Ltd.	1,000	9
Uchida Yoko Co., Ltd.	2,000	9

		106

Consumer Durables & Apparel 2.6%
Alpine Electronics, Inc.	1,000	9
Arnest One Corp.	1,000	1
Asics Corp.	1,000	6
Clarion Co., Ltd.	1,000	1
Cleanup Corp.	1,000	3
Daikyo, Inc.	3,000	3
Fujitsu General Ltd.	2,000	4
Funai Electric Co., Ltd.	400	5
Gunze Ltd.	4,000	13
Heiwa Corp.	1,000	7
Hitachi Koki Co., Ltd.	2,000	15
Juki Corp.	2,000	3
JVC KENWOOD Holdings, Inc. *	13,000	7
Kurabo Industries Ltd.	6,000	9
Misawa Homes Co., Ltd. *	4,000	11
Mitsui Home Co., Ltd.	1,000	4
Mizuno Corp.	2,000	8
Nisshinbo Industries, Inc.	3,000	18
Onward Holdings Co., Ltd.	3,000	22
PanaHome Corp.	2,000	12
Renown, Inc. *	3,000	5
Rinnai Corp.	1,000	37
Sangetsu Co., Ltd.	1,000	20
Sanyo Shokai Ltd.	2,000	9
Seiko Holdings Corp.	3,000	8
Shimano, Inc.	1,000	29
The Japan General Estate Co., Ltd.	1,000	2
The Japan Wool Textile Co., Ltd.	1,000	8
Tokyo Style Co., Ltd.	1,000	8
Touei Housing Corp.	1,000	1
Towa Real Estate Development Co., Ltd.	8,000	5
Toyobo Co., Ltd.	15,000	21
Unitika Ltd.	13,000	9
Wacoal Holdings Corp.	1,000	11

		334

Consumer Services 0.4%
Accordia Golf Co., Ltd.	7	4
Pacific Golf Group International Holdings KK	2	1
Resorttrust, Inc.	1,000	10
Royal Holdings Co., Ltd.	1,000	10
Saizeriya Co., Ltd.	1,000	15
Tokyo Dome Corp.	2,000	6
Yoshinoya Holdings Co., Ltd.	3	3
Zensho Co., Ltd.	1,000	4

		53
See financial notes. 13

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Diversified Financials 0.9%
Aeon Credit Service Co., Ltd.	1,000	11
Central Finance Co., Ltd.	3,000	5
Jaccs Co., Ltd. *	6,000	9
Japan Securities Finance Co., Ltd.	1,000	5
Marusan Securities Co., Ltd.	1,000	5
Matsui Securities Co., Ltd.	1,000	7
Mizuho Investors Securities Co., Ltd.	5,000	4
Monex Group, Inc.	11	4
NIS Group Co., Ltd. *	6,000	2
Okasan Holdings, Inc.	2,000	9
OMC Card, Inc. *	2,000	3
Pocket Card Co., Ltd.	1,000	2
SBI Holdings, Inc.	128	15
SFCG Co., Ltd.	130	1
Shinki Co., Ltd. *	2,000	1
Shinko Securities Co., Ltd.	8,000	20
Tokai Tokyo Securities Co., Ltd.	3,000	8

		111

Energy 0.4%
AOC Holdings, Inc.	2,000	11
Itochu Enex Co., Ltd.	3,000	15
Mitsuuroko Co., Ltd.	1,000	7
Sala Corp.	1,000	6
San-Ai Oil Co., Ltd.	3,000	11
Sinanen Co., Ltd.	1,000	4

		54

Food & Staples Retailing 1.4%
Arcs Co., Ltd.	1,000	14
Circle K Sunkus Co., Ltd.	1,000	17
FamilyMart Co., Ltd.	1,000	40
Heiwado Co., Ltd.	1,000	15
Inageya Co., Ltd.	1,000	9
Izumiya Co., Ltd.	4,000	24
Kasumi Co., Ltd.	1,000	5
Okuwa Co., Ltd.	1,000	13
Sundrug Co., Ltd.	1,000	18
The Maruetsu, Inc. *	1,000	5
Toho Co., Ltd.	2,000	7
Valor Co., Ltd.	1,000	8

		175

Food, Beverage & Tobacco 4.7%
Coca-Cola Central Japan Co., Ltd.	1	7
Coca-Cola West Holdings Co., Ltd.	1,000	20
Ezaki Glico Co., Ltd.	2,000	20
Fuji Oil Co., Ltd.	2,000	23
House Foods Corp.	1,000	16
Ito En Ltd.	1,000	16
Itoham Foods, Inc.	3,000	9
J-Oil Mills, Inc.	2,000	8
Kagome Co., Ltd.	1,000	16
Kikkoman Corp.	2,000	20
Kyokuyo Co., Ltd.	4,000	7
Marudai Food Co., Ltd.	5,000	12
Maruha Nichiro Holdings, Inc.	20,000	31
Meiji Seika Kaisha Ltd.	6,000	25
Mercian Corp.	3,000	6
Mikuni Coca-Cola Bottling Co., Ltd.	1,000	10
Morinaga & Co., Ltd.	6,000	12
Morinaga Milk Industry Co., Ltd.	12,000	39
Nichirei Corp.	6,000	25
Nippon Flour Mills Co., Ltd.	4,000	18
Nippon Suisan Kaisha Ltd.	7,000	18
Prima Meat Packers Ltd. *	15,000	26
Q.P. Corp.	3,000	35
Sakata Seed Corp.	1,000	14
Sapporo Holdings Ltd.	4,000	22
Showa Sangyo Co., Ltd.	3,000	8
Snow Brand Milk Products Co., Ltd.	8,000	30
Starzen Co., Ltd.	3,000	7
Takara Holdings, Inc.	3,000	14
The Nisshin Oillio Group Ltd.	5,000	24
Toyo Suisan Kaisha Ltd.	1,000	26
Yakult Honsha Co., Ltd.	1,000	25
Yonekyu Corp.	1,000	11

		600

Health Care Equipment & Services 0.5%
Hitachi Medical Corp.	1,000	8
Nipro Corp.	1,000	15
Sysmex Corp.	1,000	31
Toho Pharmaceutical Co., Ltd.	1,000	11
Vital-Net, Inc.	1,000	5

		70

Household & Personal Products 0.6%
Aderans Hodings Co., Ltd.	1,000	10
Fancl Corp.	1,000	12
Kobayashi Pharmaceutical Co., Ltd.	300	10
Lion Corp.	4,000	26
Unicharm Corp.	200	14

		72

Insurance 0.1%
The Fuji Fire & Marine Insurance Co., Ltd.	4,000	8

Materials 4.9%
Adeka Corp.	2,000	13
14      See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Aichi Steel Corp.	2,000	7
Air Water, Inc.	2,000	19
Chuetsu Pulp & Paper Co., Ltd.	3,000	5
Daiken Corp.	3,000	6
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	3
Daio Paper Corp.	4,000	30
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	24
Dowa Holdings Co., Ltd.	6,000	18
Furukawa-Sky Aluminum Corp.	4,000	8
Godo Steel Ltd.	4,000	10
Hokkan Holdings Ltd.	2,000	5
Hokuetsu Paper Mills Ltd.	3,000	11
Ishihara Sangyo Kaisha Ltd. *	4,000	3
Kansai Paint Co., Ltd.	3,000	17
Kureha Corp.	2,000	9
Kurimoto Ltd.	5,000	3
Lintec Corp.	1,000	12
Maruichi Steel Tube Ltd.	1,000	23
Mitsubishi Paper Mills Ltd.	8,000	11
Mitsubishi Steel Mfg. Co., Ltd.	2,000	6
Mitsui Mining Co., Ltd.	2,000	4
Nakayama Steel Works Ltd.	6,000	15
Nifco, Inc.	1,000	15
Nihon Yamamura Glass Co., Ltd.	3,000	6
Nippon Kayaku Co., Ltd.	3,000	14
Nippon Metal Industry Co., Ltd.	2,000	3
Nippon Paint Co., Ltd.	5,000	19
Nippon Shokubai Co., Ltd.	3,000	17
Nippon Soda Co., Ltd.	3,000	9
Nippon Yakin Kogyo Co., Ltd.	1,000	3
Nissan Chemical Industries Ltd.	2,000	16
Nittetsu Mining Co., Ltd.	1,000	3
Nof Corp.	4,000	11
Pacific Metals Co., Ltd.	1,000	4
Rengo Co., Ltd.	5,000	25
Sakai Chemical Industry Co., Ltd.	2,000	5
Sakata Inx Corp.	1,000	2
Sanyo Chemical Industries Ltd.	2,000	11
Sanyo Special Steel Co., Ltd.	2,000	6
Shin-Etsu Polymer Co., Ltd.	1,000	4
Sumitomo Bakelite Co., Ltd.	4,000	15
Sumitomo Light Metal Industries Ltd.	13,000	11
Sumitomo Osaka Cement Co., Ltd.	13,000	20
Taiyo Nippon Sanso Corp.	3,000	19
Takasago International Corp.	1,000	5
Toagosei Co., Ltd.	4,000	9
Toho Zinc Co., Ltd.	1,000	2
Tokai Carbon Co., Ltd.	1,000	5
Tokuyama Corp.	3,000	15
Tokyo Ohka Kogyo Co., Ltd.	1,000	14
Tokyo Steel Manufacturing Co., Ltd.	2,000	15
Tomoku Co., Ltd.	3,000	5
Topy Industries Ltd.	7,000	12
Toyo Ink Mfg. Co., Ltd.	4,000	11
Toyo Kohan Co., Ltd.	1,000	3
Yamato Kogyo Co., Ltd.	300	7
Yodogawa Steel Works Ltd.	4,000	17
Zeon Corp.	4,000	11

		631

Media 0.5%
Asatsu-DK, Inc.	1,000	22
Kadokawa Group Holdings, Inc.	500	9
Shochiku Co., Ltd.	1,000	6
Toei Co., Ltd.	2,000	8
Toho Co., Ltd.	1,000	19
TV Asahi Corp.	3	4

		68

Pharmaceuticals & Biotechnology 0.9%
Dainippon Sumitomo Pharma Co., Ltd.	2,000	16
Kaken Pharmaceutical Co., Ltd.	1,000	8
Kissei Pharmaceutical Co., Ltd.	1,000	23
Mitsubishi Tanabe Pharma Corp.	1,000	10
Mochida Pharmaceutical Co., Ltd.	1,000	9
Nippon Shinyaku Co., Ltd.	1,000	10
Rohto Pharmaceutical Co., Ltd.	1,000	11
Santen Pharmaceutical Co., Ltd.	1,000	26
Ssp Co., Ltd.	1,000	6

		119

Real Estate 0.5%
Daibiru Corp.	1,000	8
Heiwa Real Estate Co., Ltd.	2,000	6
Iida Home Max	1,000	3
Joint Corp.	1,000	1
Nomura Real Estate Holdings, Inc.	1,000	20
NTT Urban Development Corp.	9	9
Tokyo Tatemono Co., Ltd.	3,000	12

		59

Retailing 3.4%
ABC-Mart, Inc.	1,000	31
Aoyama Trading Co., Ltd.	1,000	12
Autobacs Seven Co., Ltd.	1,000	21
Belluna Co., Ltd.	1,000	3
Best Denki Co., Ltd.	3,000	9
Chiyoda Co., Ltd.	1,000	13
Chori Co., Ltd. *	9,000	9
See financial notes.     15

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Culture Convenience Club Co., Ltd.	1,000	7
DCM Japan Holdings Co., Ltd.	1,000	7
Don Quijote Co., Ltd.	1,000	18
Duskin Co., Ltd.	1,000	16
EDION Corp.	3,000	20
GEO Corp.	10	7
H2O Retailing Corp.	2,000	12
Hikari Tsushin, Inc.	1,000	15
Izumi Co., Ltd.	1,000	13
J. Front Retailing Co., Ltd.	4,000	18
Joshin Denki Co., Ltd.	1,000	9
K’s Holdings Corp.	1,000	17
Kato Sangyo Co., Ltd.	1,000	13
Keiyo Co., Ltd.	1,000	5
Kohnan Shoji Co., Ltd.	1,000	11
Kojima Co., Ltd.	2,000	8
Komeri Co., Ltd.	1,000	23
Nice Holdings, Inc.	5,000	8
Nissen Holdings Co., Ltd.	1,000	4
Parco Co., Ltd.	1,000	9
Paris Miki, Inc.	1,000	10
Ryohin Keikaku Co., Ltd.	300	14
Senshukai Co., Ltd.	1,000	7
Shimachu Co., Ltd.	1,000	23
Shimamura Co., Ltd.	200	14
Telepark Corp.	5	4
USS Co., Ltd.	200	12
Yokohama Reito Co., Ltd.	1,000	7

		429

Semiconductors & Semiconductor Equipment 0.5%
Disco Corp.	1,000	24
Sanken Electric Co., Ltd.	3,000	11
Shindengen Electric Manufacturing Co., Ltd.	4,000	8
Shinko Electric Industries Co., Ltd.	1,000	6
Tokyo Seimitsu Co., Ltd.	1,000	10
ULVAC, Inc.	300	6

		65

Software & Services 1.3%
CSK Holdings Corp.	1,000	8
eAccess Ltd.	12	6
Fuji Soft, Inc.	1,000	17
Hitachi Software Engineering Co., Ltd.	1,000	14
IT Holdings Corp. *	790	8
ITOCHU Techno-Solutions Corp.	400	9
Koei Co., Ltd.	1,000	11
NEC Fielding Ltd.	1,000	10
Net One Systems Co., Ltd.	9	15
Nihon Unisys Ltd.	1,000	10
OBIC Co., Ltd.	40	5
OTSUKA Corp.	100	5
Square Enix Co., Ltd.	300	8
Trans Cosmos, Inc.	1,000	7
Trend Micro, Inc.	1,000	24
Yahoo! Japan Corp.	19	6

		163

Technology Hardware & Equipment 2.3%
Anritsu Corp.	2,000	5
Cmk Corp.	1,000	3
Dainippon Screen Mfg. Co., Ltd.	5,000	11
Daiwabo Information System Co., Ltd.	1,000	24
Hirose Electric Co., Ltd.	200	17
Hitachi Kokusai Electric, Inc.	1,000	5
Hitachi Maxell Ltd.	1,000	7
Hosiden Corp.	1,000	10
Japan Aviation Electronics Industry Ltd.	1,000	4
Japan Radio Co., Ltd.	4,000	7
Kaga Electronics Co., Ltd.	1,000	10
Mabuchi Motor Co., Ltd.	500	20
Marubun Corp.	1,000	4
Mitsumi Electric Co., Ltd.	1,000	13
NEC Tokin Corp. *	1,000	3
Nichicon Corp.	2,000	12
Nidec Sankyo Corp.	1,000	5
Nippon Chemi-Con Corp.	2,000	4
Ryoden Trading Co., Ltd.	2,000	10
Ryosan Co., Ltd.	1,000	19
Ryoyo Electro Corp.	2,000	15
Sanshin Electronics Co., Ltd.	1,000	11
Satori Electric Co., Ltd.	1,000	5
Shimadzu Corp.	2,000	14
Shinko Shoji Co., Ltd.	1,000	7
Taiyo Yuden Co., Ltd.	2,000	9
Topcon Corp.	1,000	6
Toshiba Tec Corp.	2,000	6
Uniden Corp.	2,000	6
Yamatake Corp.	1,000	19
YASKAWA Electric Corp.	2,000	9

		300

Transportation 1.9%
Daiichi Chuo Kisen Kaisha	1,000	3
Fukuyama Transporting Co., Ltd.	4,000	17
Hitachi Transport System Ltd.	1,000	13
Iino Kaiun Kaisha Ltd.	1,000	5
Japan Airport Terminal Co., Ltd.	1,000	12
Kamigumi Co., Ltd.	3,000	24
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5
Keisei Electric Railway Co., Ltd.	4,000	20
16      See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Maruzen Showa Unyu Co., Ltd.	1,000	4
Mitsubishi Logistics Corp.	2,000	18
Mitsui-Soko Co., Ltd.	2,000	9
Nippon Konpo Unyu Soko Co., Ltd.	1,000	10
Nishi-Nippon Railroad Co., Ltd.	7,000	26
Nissin Corp.	3,000	8
Sagami Railway Co., Ltd.	5,000	20
Sankyu, Inc.	5,000	16
Senko Co., Ltd.	2,000	8
Shinwa Kaiun Kaisha Ltd.	1,000	2
The Sumitomo Warehouse Co., Ltd.	3,000	12
Tonami Transportation Co., Ltd.	2,000	5

		237

Utilities 0.2%
Saibu Gas Co., Ltd.	5,000	12
Shizuoka Gas Co., Ltd.	1,000	5
Tokai Corp.	1,000	5

		22

		5,648

Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	141	8

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	70	9

		17
Luxembourg 0.1%

Real Estate 0.0%
Gagfah S.A.	599	3

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	4,668	5

Transportation 0.0%
Logwin AG *	3,252	3

		11

Mauritius 0.0%

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	41,264	5

Netherlands 2.4%

Capital Goods 0.4%
Aalberts Industries N.V.	851	8
Arcadis N.V.	712	9
Draka Holdings N.V.	449	5
Heijmans N.V. CVA	608	5
Imtech N.V.	1,052	16
Koninklijke Boskalis Westminster N.V. , CVA	254	8
Wavin N.V.	1,295	5

		56

Commercial & Professional Supplies 0.1%
USG People N.V.	769	8

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	225	4
TomTom N.V. *	889	7

		11

Diversified Financials 0.0%
Kas Bank N.V. C.V.A.	346	6

Energy 0.3%
Fugro N.V., C.V.A.	362	13
SBM Offshore N.V.	1,244	22

		35

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	258	6
Super De Boer *	3,378	12

		18

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	2,040	13

Health Care Equipment & Services 0.1%
OPG Groep N.V.	797	11

Materials 0.1%
James Hardie Industries N.V. CDI	3,836	11

Media 0.2%
Reed Elsevier N.V.	1,826	24

Real Estate 0.4%
Eurocommercial Properties N.V. CVA	575	19
Nieuwe Steen Investments N.V.	548	9
Vastned Offices/Industrial N.V.	449	6
VastNed Retail N.V.	267	14

		48

Retailing 0.1%
Macintosh Retail Group N.V.	550	6

Semiconductors & Semiconductor Equipment 0.0%
ASM International N.V. *	578	5

Technology Hardware & Equipment 0.3%
Gemalto N.V. *	989	28
Oce N.V.	1,972	9

		37
See financial notes.     17

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Transportation 0.1%
Koninklijke Vopak N.V.	205	7
Smit Internationale N.V.	107	7

		14

		303

New Zealand 0.6%

Consumer Durables & Apparel 0.0%
Fisher & Paykel Appliances Holdings Ltd.	5,626	5

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	7,207	14

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	4,791	8

Materials 0.1%
Nufarm Ltd.	1,639	12

Media 0.0%
Sky Network Television Ltd.	2,512	6

Real Estate 0.1%
Kiwi Income Property Trust	13,716	8

Retailing 0.0%
The Warehouse Group Ltd.	1,859	4

Transportation 0.1%
Air New Zealand Ltd.	11,192	6
Auckland International Airport Ltd.	11,357	12

		18
Utilities 0.1%
Vector Ltd.	5,104	6

		81

Norway 0.7%

Banks 0.1%
Sparebanken 1 SMN	855	3
Sparebanken Rogaland	1,421	8

		11

Capital Goods 0.1%
Renewable Energy Corp. A/S *	735	7
Veidekke A.S.A.	1,142	4

		11

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	1,678	8

Consumer Durables & Apparel 0.0%
Ekornes A.S.A.	486	5

Diversified Financials 0.0%
Acta Holding A.S.A.	1,053	—

Energy 0.1%
Fred. Olsen Energy A.S.A.	104	3
Petroleum Geo-Services A.S.A. *	1,385	7
Solstad Offshore A.S.A.	170	1
Subsea 7, Inc. *	323	3
TGS Nopec Geophysical Co., A.S.A. *	722	4

		18

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A.	986	4
Marine Harvest *	36,898	6

		10
Media 0.0%
Schibsted A.S.A.	432	5

Technology Hardware & Equipment 0.1%
Tandberg A.S.A.	507	6

Transportation 0.1%
Odfjell SE, B Shares	1,731	10
Stolt-Nielsen S.A.	340	4
Wilh. Wilhelmsen A.S.A.	191	3

		17

		91

Portugal 0.2%

Banks 0.0%
Banif, SGPS, S.A. — Reg’d	3,545	5

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	1,207	4

Materials 0.1%
Semapa — Sociedade de Investimento e Gestao, SGPS, S.A.	886	8
Sonae Industria-SGPS, S.A.	1,837	5

		13

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	1,237	6

Retailing 0.0%
SAG GEST — Solucos Automovel Globais, SGPS, S.A.	1,095	2

		30
18       See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Republic of Korea 0.0%

Transportation 0.0%
STX Pan Ocean Co., Ltd.	5,000	3

Singapore 2.1%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	9,431	5
Gallant Venture Ltd. *	4,000	1
Haw Par Corp., Ltd.	2,000	5
Hong Leong Asia Ltd.	2,000	1
Jaya Holdings Ltd.	4,000	1
SembCorp Marine Ltd.	8,048	10

		23
Diversified Financials 0.2%
Hong Leong Finance Ltd.	5,000	7
Kim Eng Holdings Ltd.	2,120	1
Singapore Exchange Ltd.	6,000	22
UOB-Kay Hian Holdings Ltd.	2,000	1

		31

Energy 0.1%
Singapore Petroleum Co., Ltd.	6,000	9

Food & Staples Retailing 0.1%
Olam International Ltd. *	8,000	7

Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	1,000	2
Wilmar International Ltd.	4,000	7

		9

Health Care Equipment & Services 0.0%
Parkway Holdings Ltd.	5,866	6

Insurance 0.0%
Pacific Century Regional Developments Ltd. (a)(b)	10,000	1

Real Estate 0.6%
Allgreen Properties Ltd.	9,000	2
Ascendas Real Estate Investment Trust (A-REIT)	13,000	14
CapitaCommercial Trust	8,000	5
CapitaMall Trust	9,000	12
Fortune REIT	10,000	3
Guocoland Ltd.	2,000	1
Keppel Land Ltd.	2,000	3
Singapore Land Ltd.	2,000	5
Suntec Real Estate Investment Trust	23,000	11
United Industrial Corp., Ltd.	5,000	5
UOL Group Ltd.	7,000	9
Wheelock Properties (S) Ltd.	3,221	2
Wing Tai Holdings Ltd. *	5,000	2
Yanlord Land Group Ltd.	4,000	2

		76

Semiconductors & Semiconductor Equipment 0.0%
Chartered Semiconductor Manufacturing Ltd. *	24,000	4
STATS ChipPAC Ltd. *	4,000	1

		5

Technology Hardware & Equipment 0.2%
Creative Technology Ltd.	1,750	3
Elec & Eltek International Co., Ltd.	2,000	2
Venture Corp., Ltd.	4,000	15

		20

Telecommunication Services 0.1%
MobileOne Ltd.	14,000	12
StarHub Ltd.	3,000	5

		17

Transportation 0.5%
Chuan Hup Holdings Ltd.	67,000	10
ComfortDelGro Corp., Ltd.	30,000	25
SIA Engineering Co., Ltd.	4,205	6
Singapore Airport Terminal Services Ltd.	4,749	5
Singapore Post Ltd.	17,000	8
SMRT Corp., Ltd.	7,000	7

		61

		265

Spain 1.6%

Banks 0.2%
Banco de Valencia S.A.	768	7
Banco Guipuzcoano S.A. — Reg’d	754	6
Banco Pastor S.A.	1,472	12

		25

Capital Goods 0.3%
Abengoa S.A.	501	7
Gamesa Corp. Tecnologica S.A.	749	12
Obrascon Huarte Lain S.A.	468	6
Uralita S.A.	902	5
Zardoya Otis S.A.	624	12

		42

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. — Reg’d	241	7

Consumer Durables & Apparel 0.0%
La Seda de Barcelona S.A., Class B *	4,611	2
See financial notes.     19

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Services 0.1%
NH Hoteles S.A.	1,786	14
Sol Melia S.A.	690	3

		17

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	200	5
Corporacion Financiera Alba S.A.	204	6

		11

Food, Beverage & Tobacco 0.2%
Campofrio Alimentacion S.A.	496	6
Ebro Puleva S.A.	1,622	21
Pescanova S.A.	48	2
Sos Cuetara S.A.	510	7

		36

Insurance 0.0%
Grupo Catalana Occidente S.A.	275	4

Materials 0.1%
Cementos Portland Valderrivas S.A.	119	4
Cie Automotive S.A.	319	2
Grupo Empresarial Ence S.A.	942	4

		10

Media 0.1%
Antena 3 de Television S.A.	1,003	5
Gestevision Telecinco S.A.	93	1
Promotora de Informaciones S.A. (Prisa)	703	3
Vocento S.A.	528	3

		12

Pharmaceuticals & Biotechnology 0.1%
Grifols S.A.	476	10

Real Estate 0.0%
Inmobiliaria Colonial S.A. *	2,978	1
Parquesol Inmobiliaria S.A.	172	2

		3

Software & Services 0.1%
Indra Sistemas S.A.	640	12

Transportation 0.1%
Cintra Concesiones de Infraestructuras de Transporte S.A.	810	7

Utilities 0.1%
Iberdrola Renovables *	2,589	8

		206
Sweden 1.9%

Capital Goods 0.4%
Alfa Laval AB	1,973	14
Cardo AB	409	6
Haldex AB	559	2
Hexagon AB, Class B	1,195	8
Hexpol AB *	25	—
Lindab International AB	1,001	8
Peab AB	1,364	4
Saab AB, Class B	392	4

		46

Commercial & Professional Supplies 0.0%
Niscayah Group AB	1,904	2

Consumer Durables & Apparel 0.0%
JM AB	1,005	6

Diversified Financials 0.2%
D. Carnegie & Co. AB	851	2
Investment AB Oresund	949	9
Ratos AB, B Shares	1,009	18

		29

Energy 0.2%
Brostrom AB, B Shares	1,683	12
Lundin Petroleum AB *	1,244	6
PA Resources AB *	1,117	3

		21

Food & Staples Retailing 0.1%
Axfood AB	384	7
Hakon Invest AB	434	5

		12

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	383	5
Swedish Match AB	1,498	21

		26

Health Care Equipment & Services 0.1%
Getinge AB, Class B	1,095	15

Materials 0.1%
Billerud	1,579	9
Hoganas AB, B Shares	611	9

		18
Media 0.1%
Eniro AB	3,357	8
Modern Times Group MTG AB, B Shares	286	6

		14
20       See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Real Estate 0.4%
Castellum AB	1,651	11
Fabege AB	2,790	11
Hufvudstaden AB, A Shares	925	6
Kungsleden AB	2,271	11
Lennart Wallenstam Byggnads AB, B Shares	648	5

		44

Retailing 0.1%
Bilia AB, A Shares	1,109	3
Nobia AB	1,223	3

		6

		239

Switzerland 3.4%

Automobiles & Components 0.1%
Rieter Holding AG — Reg’d	80	14

Banks 0.3%
Banque Cantonale Vaudoise — Reg’d	28	6
Basler Kantonalbank	233	23
Luzerner Kantonalbank — Reg’d	22	5
St. Galler Kantonalbank — Reg’d	21	7

		41

Capital Goods 0.6%
Bucher Industries AG — Reg’d	35	4
Conzzeta AG	2	3
Daetwyler Holding AG *	71	3
Geberit AG — Reg’d	237	24
Georg Fischer AG — Reg’d *	59	13
Implenia AG *	376	11
Kaba Holding AG, Class B — Reg’d	16	3
OC Oerlikon Corp. AG — Reg’d *	47	4
Sulzer AG — Reg’d	271	16

		81

Consumer Durables & Apparel 0.1%
AFG Arbonia-Forster Holding AG	35	4
Forbo Holding AG — Reg’d *	35	9

		13

Consumer Services 0.1%
Kuoni Reisen Holding AG — Reg’d	34	10

Diversified Financials 0.2%
Bank Sarasin & Cie AG Class B — Reg’d	300	9
Compagnie Financiere Tradition	4	—
EFG International AG — Reg’d	177	4
Vontobel Holding AG	388	9

		22
Food, Beverage & Tobacco 0.5%
Aryzta AG *	60	2
Aryzta AG — Reg’d *	416	15
Barry Callebaut AG — Reg’d *	15	8
Bell Holding AG — Reg’d	3	3
Emmi AG — Reg’d	12	1
Lindt & Spruengli AG	3	6
Lindt & Spruengli AG — Reg’d	1	24

		59

Health Care Equipment & Services 0.3%
Galenica AG — Reg’d	32	10
Nobel Biocare Holding AG — Reg’d	486	8
Sonova Holding AG — Reg’d	242	10
Straumann Holding AG — Reg’d	22	4

		32

Insurance 0.1%
Schweizerische Naional-Versicherungs-Gesellschaft — Reg’d	20	11

Materials 0.2%
EMS-Chemie Holding AG	200	15
Schmolz & Bickenbach AG — Reg’d	181	4
Sika AG	8	6

		25

Media 0.0%
PubliGroupe S.A. — Reg’d	48	5

Pharmaceuticals & Biotechnology 0.2%
Actelion Ltd. — Reg’d *	161	9
Lonza Group AG — Reg’d	269	22

		31

Real Estate 0.2%
Allreal Holding AG — Reg’d	50	5
PSP Swiss Property AG — Reg’d *	347	15
Swiss Prime Site AG — Reg’d *	171	8

		28

Retailing 0.2%
Charles Vogele Holding AG *	137	5
Jelmoli Holding AG	5	9
Valora Holding AG — Reg’d	86	12

		26

Semiconductors & Semiconductor Equipment 0.1%
Micronas Semiconductor Holding AG — Reg’d *	1,972	7
See financial notes.       21

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Technology Hardware & Equipment 0.1%
Logitech International S.A. — Reg’d *	987	15

Transportation 0.1%
Flughafen Zuerich AG — Reg’d	20	5
Panalpina Welttransport Holding AG — Reg’d	165	8

		13

Utilities 0.0%
Energiedienst Holding AG — Reg’d *	60	3

		436

Thailand 0.0%

Telecommunication Services 0.0%
Total Access Communication Public Co., Ltd.	4,800	3

United Kingdom 11.8%

Banks 0.0%
Paragon Group Cos. plc	6,450	5

Capital Goods 2.1%
Ashtead Group plc	13,586	9
Bodycote plc	5,892	12
BSS Group plc	1,767	7
Carillion plc	4,339	15
Charter International PLC	1,097	7
Cobham plc	10,593	32
Cookson Group plc	2,609	8
Fenner plc	3,292	5
Galliford Try plc	9,463	7
Interserve plc	1,710	5
Invensys plc *	8,151	20
Keller Group plc	948	8
Kier Group plc	670	7
Meggitt plc	4,097	9
Melrose plc	32,645	47
Morgan Crucible Co. plc	3,198	6
Morgan Sindall plc	577	5
Qinetiq plc	5,923	16
SIG plc	1,404	6
Spirax-Sarco Engineering plc	742	10
The Weir Group plc	1,729	10
Ultra Electronics Holdings plc	418	7
VT Group plc	1,335	11

		269

Commercial & Professional Supplies 1.2%
Aggreko plc	1,457	10
Babcock International Group plc	1,300	8
Capita Group plc	2,841	29
De La Rue plc group	1,329	19
Homeserve plc	388	8
Intertek Group plc	718	8
Michael Page International plc	2,379	8
Mitie Group plc	3,195	10
Regus plc	6,918	5
Serco Group plc	3,274	20
Shanks Group plc	3,523	7
The Davis Service Group plc	3,668	13
WS Atkins plc	660	6

		151

Consumer Durables & Apparel 0.6%
Aga Rangemaster Group plc	3,983	6
Bovis Homes Group plc	2,232	12
Burberry Group plc	3,721	17
Headlam Group plc	1,578	5
Redrow plc	4,586	15
The Berkeley Group Holdings plc *	1,409	17

		72

Consumer Services 0.4%
Greene King plc	2,781	14
Holidaybreak plc	1,948	6
J.D. Wetherspoon plc	3,079	13
Luminar Group Holdings plc	1,545	4
Millennium & Copthorne Hotels plc	1,779	6
Restaurant Group plc	2,450	5

		48

Diversified Financials 0.6%
Aberdeen Asset Management plc	8,246	12
Ashmore Group plc	2,307	6
Cattles plc	10,357	5
F&C Asset Management plc	11,673	8
Henderson Group plc *	5,945	5
HSBC Infrastructure Co., Ltd.	6,673	12
Intermediate Capital Group plc	869	14
London Stock Exchange Group plc	656	6
Tullett Prebon plc	1,605	6

		74

Energy 0.7%
Acergy S.A.	987	7
Cairn Energy plc *	248	6
Dana Petroleum plc *	471	7
Hunting plc	1,392	10
John Wood Group plc	1,604	6
Petrofac Ltd.	880	6
22       See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Premier Oil plc *	495	6
Tullow Oil plc	2,242	19
UK Coal plc *	2,619	4
Venture Production plc	1,172	8

		79

Food, Beverage & Tobacco 0.6%
Britvic plc	3,494	13
Dairy Crest Group plc	2,896	14
Greggs plc	171	9
Marston’s plc	5,705	9
Northern Foods plc	16,661	13
Premier Foods plc	12,227	5
Robert Wiseman Dairies plc	1,203	8
Uniq plc *	3,567	2

		73

Health Care Equipment & Services 0.1%
Southern Cross Healthcare Ltd.	4,222	6
SSL International plc	1,563	11

		17

Household & Personal Products 0.1%
McBride plc	4,952	10
PZ Cussons plc	2,447	5

		15

Insurance 1.0%
Admiral Group plc	812	12
Amlin plc	7,160	37
Beazley Group plc	4,911	8
Benfield Group plc	2,383	13
Brit Insurance Holdings plc	7,020	21
Chaucer Holdings plc	6,730	6
Jardine Lloyd Thompson Group plc	2,694	19
St. James’s Place plc	1,700	5

		121

Materials 0.3%
Croda International plc	1,058	9
DS Smith plc	10,374	11
Filtrona plc	2,954	6
Marshalls plc	2,795	4
RPC Group plc	2,985	5
Yule Catto & Co. plc	4,235	6

		41

Media 0.6%
Euromoney Institutional Investor plc	1,277	5
Informa plc	5,250	18
Johnston Press plc	12,529	5
Reed Elsevier plc	3,019	26
St. Ives plc	3,219	5
Taylor Nelson Sofres plc	5,062	20

		79

Real Estate 0.8%
Big Yellow Group plc	1,765	8
Brixton plc	5,241	14
Capital & Regional plc	3,756	3
CLS Holdings plc *	1,351	6
Daejan Holdings plc	82	4
Derwent London plc	548	6
Eurocastle Investment Ltd.	6,876	4
Grainger plc	2,477	3
Great Portland Estates plc	2,045	9
Invista Foundation Property Trust Ltd.	11,270	6
Mapeley Ltd.	580	2
Minerva plc *	7,823	2
Quintain Estates & Development plc	4,397	6
Savills plc	1,907	7
Shaftesbury plc	1,260	7
St. Modwen Properties plc	2,041	6
Unite Group plc	3,097	8
Warner Estate Holdings plc	1,185	1
Workspace Group plc	2,392	4

		106

Retailing 0.9%
Carpetright plc	823	6
Debenhams plc	18,518	11
Findel plc	4,102	4
Galiform plc	26,038	10
GAME GROUP plc	3,074	7
Halfords Group plc	3,587	13
HMV Group plc	3,708	6
JJB Sports plc	5,489	3
John Menzies plc	1,219	3
Lookers plc	4,394	2
N Brown Group plc	2,531	9
Pendragon plc	50,173	4
Smiths News plc	5,209	5
Sports Direct International	9,669	7
WH Smith plc *	3,040	18
Woolworths Group plc	165,675	11

		119

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	7,798	12
CSR plc *	2,006	7

		19
See financial notes.      23

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Software & Services 0.2%
Computacenter plc	6,008	9
Dimension Data Holdings plc	16,722	8
Misys plc	7,982	14

		31

Technology Hardware & Equipment 0.4%
Halma plc	4,166	11
Laird plc	1,795	5
Premier Farnell plc	5,651	12
Renishaw plc	784	6
Rotork plc	509	6
Spectris plc	980	8
TT electronics plc	6,491	5

		53

Telecommunication Services 0.2%
Inmarsat plc	2,407	17
KCOM Group plc	22,007	6

		23

Transportation 0.6%
Air Berlin plc *	619	3
Avis Europe plc *	35,071	4
BBA Aviation plc	10,420	13
Forth Ports plc	310	5
Northgate plc	2,729	5
Stagecoach Group plc	8,209	25
The Go-Ahead Group plc	766	17
Wincanton plc	3,048	9

		81

Utilities 0.2%
Northumbrian Water Group plc	4,286	22

		1,498

Total Common Stock (Cost $19,618)		12,490

Other Investment Companies 1.7% of net assets

Australia 0.0%
Australian Infrastructure Fund	5,335	6

Canada 0.1%
CML Healthcare Income Fund	912	11

United States 1.6%
iShares MSCI EAFE Index Fund	4,500	201

Total Other Investment Companies (Cost $232)		218

Preferred Stock 0.2% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	495	6

Consumer Durables & Apparel 0.0%
Hugo Boss AG	243	4

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	277	11

Materials 0.0%
Fuchs Petrolub AG	27	1

Transportation 0.0%
Sixt AG	246	4

Total Preferred Stock (Cost $53)		26

Rights 0.0% of net assets

Australia 0.0%

Real Estate 0.0%
FKP Property Group (a)*	2,684	—

Total Rights (Cost $—)		—

Warrants 0.0% of net assets

Bermuda 0.0%

Capital Goods 0.0%
PYI Corp. *	3,333	—
End of Investments.
(All dollar amounts are x1,000)
At 10/31/08, the tax basis cost of the fund’s investments was $20,333, and the unrealized appreciation and depreciation were $223 and ($7,822), respectively, with a net unrealized depreciation of ($7,599).
As of 10/31/08, the prices of certain foreign securities held by the fund aggregating $11,607 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management.
24     See financial notes.

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings continued

(b)	Illiquid security. At the period end, the value of these amounted to $29 or 0.2% of net assets.
CDI – CHESS Depository Interest
CVA – Dutch Certificate
Reg’d – Registered
REIT – Real Estate Investment Trust
See financial notes.      25

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	S/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 12/16/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	S/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: 12/16/2008

By:	/S/ George Pereira

George Pereira
Principal Financial Officer

Date: 12/16/2008